UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree 1-3 Year Laddered Treasury Fund

Ticker: USSH

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.24% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from consistent income as well as price appreciation due to declines in shorter-term interest rates driven by inflation moving sustainably toward the Federal Reserve’s target, a slowing labor market, and a total of 100 basis points (bps) of rate cuts by the Federal Reserve.

  With the Fund’s concentration in high quality Treasuries of relatively short maturity, the Fund outperformed the longer maturity securities in the Bloomberg U.S. Aggregate Bond Index, benefiting more from normalization of the yield curve during the period. The slope of the curve increased during the period and began to reverse its prior inversion.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance March 14, 2024 (inception) through August 31, 2025

	WisdomTree 1-3 Year Laddered Treasury Fund $10,751	Bloomberg U.S. Aggregate Bond Index $10,739	Bloomberg U.S. Treasury 1-3 Year Laddered Index $10,773
03/14/24	$10,000	$10,000	$10,000
03/31/24	$10,016	$10,024	$10,019
04/30/24	$9,978	$9,771	$9,979
05/31/24	$10,046	$9,937	$10,049
06/30/24	$10,103	$10,031	$10,108
07/31/24	$10,224	$10,265	$10,227
08/31/24	$10,314	$10,413	$10,319
09/30/24	$10,395	$10,552	$10,403
10/31/24	$10,330	$10,290	$10,338
11/30/24	$10,358	$10,399	$10,367
12/31/24	$10,379	$10,229	$10,389
01/31/25	$10,421	$10,283	$10,434
02/28/25	$10,496	$10,509	$10,510
03/31/25	$10,545	$10,513	$10,560
04/30/25	$10,630	$10,555	$10,647
05/31/25	$10,604	$10,479	$10,621
06/30/25	$10,668	$10,640	$10,686
07/31/25	$10,659	$10,612	$10,678
08/31/25	$10,751	$10,739	$10,773

Average Annual Total Returns (%)

	1 Year	Since Inception 3/14/24
Fund NAV Returns	4.24%	5.05%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.98%
Bloomberg U.S. Treasury 1-3 Year Laddered Index	4.40%	5.20%

Key Fund Statistics

  Total Net Assets$17,265,323
  # of Portfolio Holdings27
  Portfolio Turnover Rate107%
  Investment Advisory Fees Paid, Net$12,226

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 3/31/2027	4.2%
U.S. Treasury Notes, 3.88%, due 6/15/2028	4.2%
U.S. Treasury Notes, 3.75%, due 6/30/2027	4.2%
U.S. Treasury Notes, 3.88%, due 7/15/2028	4.2%
U.S. Treasury Notes, 3.75%, due 4/30/2027	4.1%
U.S. Treasury Notes, 3.88%, due 5/31/2027	4.1%
U.S. Treasury Notes, 4.13%, due 11/15/2027	4.1%
U.S. Treasury Notes, 3.88%, due 10/15/2027	4.1%
U.S. Treasury Notes, 3.75%, due 4/15/2028	4.1%
U.S. Treasury Notes, 3.88%, due 3/15/2028	4.1%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.9%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 1-3 Year Laddered Treasury Fund

Annual Shareholder Report - August 31, 2025

Ticker: USSH

USSH - 082025

WisdomTree 7-10 Year Laddered Treasury Fund

Ticker: USIN

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.80% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund generated high levels of income during the period, which was additive for Fund returns.

  However, price returns were negatively affected as longer-term yields moved higher despite the Federal Reserve’s 100 basis points (bps) of rate cuts in late 2024. This reflected investor concerns over persistent inflation pressures and the U.S. government’s growing fiscal deficit, contributing to a higher term premium that prompted bond prices to fall.

  Given its concentration in longer-maturity Treasuries, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index, as the benchmark’s broader mix of intermediate and securitized fixed income exposures exhibited lower sensitivity to rising long-term interest rates.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance March 14, 2024 (inception) through August 31, 2025

	WisdomTree 7-10 Year Laddered Treasury Fund $10,719	Bloomberg U.S. Aggregate Bond Index $10,739	Bloomberg U.S. Treasury 7-10 Year Laddered Index $10,748
03/14/24	$10,000	$10,000	$10,000
03/31/24	$10,010	$10,024	$10,019
04/30/24	$9,700	$9,771	$9,703
05/31/24	$9,874	$9,937	$9,879
06/30/24	$9,997	$10,031	$10,004
07/31/24	$10,285	$10,265	$10,294
08/31/24	$10,427	$10,413	$10,437
09/30/24	$10,566	$10,552	$10,578
10/31/24	$10,212	$10,290	$10,225
11/30/24	$10,325	$10,399	$10,324
12/31/24	$10,081	$10,229	$10,093
01/31/25	$10,143	$10,283	$10,161
02/28/25	$10,426	$10,509	$10,444
03/31/25	$10,464	$10,513	$10,484
04/30/25	$10,571	$10,555	$10,592
05/31/25	$10,446	$10,479	$10,468
06/30/25	$10,607	$10,640	$10,633
07/31/25	$10,544	$10,612	$10,570
08/31/25	$10,719	$10,739	$10,748

Average Annual Total Returns (%)

	1 Year	Since Inception 3/14/24
Fund NAV Returns	2.80%	4.84%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.98%
Bloomberg U.S. Treasury 7-10 Year Laddered Index	2.97%	5.03%

Key Fund Statistics

  Total Net Assets$3,029,659
  # of Portfolio Holdings13
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid, Net$5,028

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 8/15/2035	8.4%
U.S. Treasury Notes, 4.13%, due 11/15/2032	8.3%
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.3%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.3%
U.S. Treasury Notes, 3.88%, due 8/15/2033	8.3%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.3%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.3%
U.S. Treasury Notes, 3.50%, due 2/15/2033	8.3%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.2%
U.S. Treasury Notes, 3.38%, due 5/15/2033	8.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.2%
Mutual Fund	1.0%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 7-10 Year Laddered Treasury Fund

Annual Shareholder Report - August 31, 2025

Ticker: USIN

USIN - 082025

WisdomTree Bianco Total Return Fund

Ticker: WTBN

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$48	0.47%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.79% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefitted from shorter duration than that of its primary comparative benchmark during the period. Duration exposure was reduced in March 2025 in response to prevailing macroeconomic conditions.

  The Fund also benefitted from exposures to emerging market bonds denominated in local currency, obtained through the WisdomTree Emerging Markets Local Debt Fund (Ticker: ELD). Local currency emerging market bonds rallied as U.S. interest rates declined and the U.S. dollar continued to weaken against most global currencies.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 20, 2023 (inception) through August 31, 2025

	WisdomTree Bianco Total Return Fund $10,801	Bloomberg U.S. Aggregate Bond Index $10,705	Bianco Research Fixed Income Total Return Index $10,879
12/20/23	$10,000	$10,000	$10,000
12/31/23	$10,051	$10,070	$10,052
01/31/24	$10,037	$10,043	$10,041
02/29/24	$9,916	$9,901	$9,925
03/31/24	$9,997	$9,992	$10,010
04/30/24	$9,801	$9,740	$9,819
05/31/24	$9,955	$9,905	$9,976
06/30/24	$10,050	$9,999	$10,075
07/31/24	$10,278	$10,232	$10,304
08/31/24	$10,406	$10,379	$10,435
09/30/24	$10,527	$10,518	$10,560
10/31/24	$10,298	$10,257	$10,333
11/30/24	$10,445	$10,366	$10,481
12/31/24	$10,284	$10,196	$10,324
01/31/25	$10,334	$10,250	$10,376
02/28/25	$10,549	$10,476	$10,599
03/31/25	$10,518	$10,480	$10,570
04/30/25	$10,579	$10,521	$10,644
05/31/25	$10,531	$10,446	$10,602
06/30/25	$10,697	$10,606	$10,768
07/31/25	$10,657	$10,578	$10,731
08/31/25	$10,801	$10,705	$10,879

Average Annual Total Returns (%)

	1 Year	Since Inception 12/20/23
Fund NAV Returns	3.79%	4.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.08%
Bianco Research Fixed Income Total Return Index	4.26%	5.08%

Key Fund Statistics

Total Net Assets	$72,595,240
# of Portfolio Holdings	12
Portfolio Turnover Rate	154%
Investment Advisory Fees Paid, Net	$215,830

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

iShares MBS ETF	32.1%
Schwab Short-Term U.S. Treasury ETF	18.7%
iShares 3-7 Year Treasury Bond ETF	11.4%
Vanguard Short-Term Corporate Bond ETF	8.2%
Schwab Long-Term U.S. Treasury ETF	6.9%
iShares 0-5 Year TIPS Bond ETF	5.0%
WisdomTree Emerging Markets Local Debt Fund	5.0%
iShares BBB Rated Corporate Bond ETF	4.5%
Vanguard Long-Term Corporate Bond ETF	3.6%
Vanguard Intermediate-Term Corporate Bond ETF	3.4%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Asset Breakdown (% of Net Assets)

Domestic Fixed Income	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Bianco Total Return Fund

Annual Shareholder Report - August 31, 2025

Ticker: WTBN

WTBN - 082025

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Ticker: USDU

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$51	0.50%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.59% at net asset value (NAV) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the Bloomberg Dollar Total Return Index, which returned 3.01% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The U.S. dollar was mixed versus a basket of leading global currencies during the period, defined by global trading activity versus the dollar and global foreign exchange volume.

  Short-term interest rate differentials between the U.S. and the countries to which the Fund maintained currency exposure generally remained favorable, contributing positively to the Fund’s performance.

  Short exposure to the Canadian dollar (CAD) positively impacted performance during the period, as it weakened by 1.8% versus the dollar.

  Short exposure to the European euro (EUR) negatively affected performance during the period, as it strengthened by about 5.7% versus the dollar.

  The Fund’s money market exposure aided performance during the period, as high short-term interest rates in the U.S. generated income for the Fund.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg Dollar Total Return Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Bloomberg U.S. Dollar Bullish Fund $12,249	Bloomberg Dollar Total Return Index $12,365	Bloomberg Dollar Spot Index $9,951
08/31/15	$10,000	$10,000	$10,000
09/30/15	$10,052	$10,054	$10,058
10/31/15	$10,014	$10,018	$10,025
11/30/15	$10,231	$10,246	$10,257
12/31/15	$10,185	$10,201	$10,214
01/31/16	$10,341	$10,360	$10,375
02/29/16	$10,156	$10,173	$10,189
03/31/16	$9,754	$9,782	$9,797
04/30/16	$9,564	$9,592	$9,607
05/31/16	$9,903	$9,946	$9,963
06/30/16	$9,765	$9,809	$9,823
07/31/16	$9,735	$9,771	$9,784
08/31/16	$9,795	$9,830	$9,843
09/30/16	$9,761	$9,790	$9,801
10/31/16	$9,966	$10,000	$10,012
11/30/16	$10,341	$10,391	$10,404
12/31/16	$10,449	$10,493	$10,502
01/31/17	$10,178	$10,221	$10,228
02/28/17	$10,219	$10,265	$10,270
03/31/17	$10,089	$10,135	$10,134
04/30/17	$10,040	$10,086	$10,081
05/31/17	$9,895	$9,943	$9,933
06/30/17	$9,776	$9,819	$9,809
07/31/17	$9,527	$9,575	$9,557
08/31/17	$9,535	$9,580	$9,554
09/30/17	$9,605	$9,650	$9,616
10/31/17	$9,784	$9,827	$9,785
11/30/17	$9,642	$9,690	$9,641
12/31/17	$9,624	$9,669	$9,607
01/31/18	$9,293	$9,347	$9,278
02/28/18	$9,438	$9,487	$9,409
03/31/18	$9,378	$9,415	$9,320
04/30/18	$9,564	$9,603	$9,502
05/31/18	$9,776	$9,815	$9,700
06/30/18	$9,888	$9,918	$9,788
07/31/18	$9,854	$9,877	$9,733
08/31/18	$9,940	$9,958	$9,798
09/30/18	$9,966	$9,978	$9,804
10/31/18	$10,215	$10,228	$10,030
11/30/18	$10,226	$10,228	$10,013
12/31/18	$10,155	$10,142	$9,910
01/31/19	$10,054	$10,035	$9,785
02/28/19	$10,155	$10,131	$9,860
03/31/19	$10,256	$10,225	$9,931
04/30/19	$10,294	$10,256	$9,940
05/31/19	$10,380	$10,336	$9,995
06/30/19	$10,237	$10,191	$9,835
07/31/19	$10,451	$10,404	$10,017
08/31/19	$10,545	$10,491	$10,081
09/30/19	$10,586	$10,530	$10,100
10/31/19	$10,406	$10,348	$9,909
11/30/19	$10,538	$10,474	$10,018
12/31/19	$10,345	$10,279	$9,818
01/31/20	$10,458	$10,387	$9,910
02/29/20	$10,601	$10,518	$10,022
03/31/20	$10,910	$10,848	$10,333
04/30/20	$10,879	$10,800	$10,296
05/31/20	$10,751	$10,670	$10,176
06/30/20	$10,678	$10,595	$10,107
07/31/20	$10,299	$10,239	$9,770
08/31/20	$10,141	$10,082	$9,621
09/30/20	$10,276	$10,221	$9,755
10/31/20	$10,230	$10,178	$9,715
11/30/20	$9,978	$9,937	$9,487
12/31/20	$9,763	$9,725	$9,283
01/31/21	$9,844	$9,807	$9,363
02/28/21	$9,887	$9,853	$9,408
03/31/21	$10,027	$9,997	$9,547
04/30/21	$9,852	$9,830	$9,389
05/31/21	$9,720	$9,684	$9,252
06/30/21	$9,918	$9,904	$9,464
07/31/21	$9,899	$9,889	$9,451
08/31/21	$9,949	$9,941	$9,502
09/30/21	$10,101	$10,098	$9,654
10/31/21	$10,051	$10,055	$9,616
11/30/21	$10,233	$10,244	$9,800
12/31/21	$10,140	$10,164	$9,724
01/31/22	$10,230	$10,247	$9,806
02/28/22	$10,198	$10,220	$9,782
03/31/22	$10,296	$10,316	$9,875
04/30/22	$10,731	$10,776	$10,316
05/31/22	$10,580	$10,622	$10,166
06/30/22	$10,864	$10,919	$10,442
07/31/22	$10,938	$10,992	$10,501
08/31/22	$11,210	$11,260	$10,736
09/30/22	$11,587	$11,645	$11,083
10/31/22	$11,591	$11,642	$11,056
11/30/22	$11,074	$11,113	$10,522
12/31/22	$10,929	$10,946	$10,330
01/31/23	$10,770	$10,776	$10,136
02/28/23	$11,084	$11,089	$10,397
03/31/23	$10,929	$10,915	$10,194
04/30/23	$10,950	$10,930	$10,166
05/31/23	$11,172	$11,168	$10,326
06/30/23	$11,113	$11,113	$10,217
07/31/23	$11,034	$11,040	$10,093
08/31/23	$11,289	$11,302	$10,276
09/30/23	$11,579	$11,592	$10,490
10/31/23	$11,730	$11,754	$10,576
11/30/23	$11,449	$11,470	$10,266
12/31/23	$11,272	$11,290	$10,050
01/31/24	$11,555	$11,587	$10,259
02/29/24	$11,667	$11,704	$10,306
03/31/24	$11,743	$11,779	$10,320
04/30/24	$11,994	$12,040	$10,489
05/31/24	$11,918	$11,969	$10,369
06/30/24	$12,151	$12,205	$10,520
07/31/24	$12,062	$12,122	$10,389
08/31/24	$11,941	$12,003	$10,228
09/30/24	$11,891	$11,961	$10,132
10/31/24	$12,290	$12,363	$10,431
11/30/24	$12,501	$12,584	$10,564
12/31/24	$12,902	$12,987	$10,852
01/31/25	$12,935	$13,027	$10,836
02/28/25	$12,893	$12,985	$10,757
03/31/25	$12,706	$12,803	$10,559
04/30/25	$12,249	$12,349	$10,139
05/31/25	$12,231	$12,337	$10,076
06/30/25	$12,021	$12,133	$9,862
07/31/25	$12,399	$12,517	$10,123
08/31/25	$12,249	$12,365	$9,951

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	2.59%	3.85%	2.05%
Bloomberg Dollar Total Return Index	3.01%	4.17%	2.15%
Bloomberg Dollar Spot Index	-2.71%	0.68%	-0.05%

Key Fund Statistics

  Total Net Assets$154,968,324
  # of Portfolio Holdings6
  Portfolio Turnover Rate185%
  Investment Advisory Fees Paid, Net$1,058,019

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.17%, due 12/11/2025	24.8%
U.S. Treasury Bills, 4.33%, due 11/12/2025	24.2%
U.S. Treasury Bills, 4.29%, due 9/4/2025	24.1%
U.S. Treasury Bills, 4.28%, due 10/7/2025	24.1%
WisdomTree Floating Rate Treasury Fund	4.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	0.2%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	97.2%
Exchange-Traded Fund	4.2%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	(1.6)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Annual Shareholder Report - August 31, 2025

Ticker: USDU

USDU - 082025

WisdomTree Core Laddered Municipal Fund

Ticker: WTMU

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Core Laddered Municipal Fund (the "Fund") for the period of April 3, 2025 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Core Laddered Municipal Fund	$10	0.25%
Footnote	Description
Footnote*	The Fund commenced operations on 4/3/25. Actual expenses are calculated using a 151/365 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 2.03% at net asset value (“NAV”) for the fiscal period from April 3, 2025 (the Fund’s inception date) through August 31, 2025, outperforming the Fund’s primary comparative benchmark, the Bloomberg 3-15yr Municipal Blend (2-17) Index, which returned 1.56% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Elevated municipal yields and a positively-sloped intermediate yield curve provided a favorable backdrop for the Fund’s laddered approach. This supported reinvestment of income received at attractive levels and enhanced income generation throughout the period.

  Active security selection contributed to outperformance, allowing the Fund to capture incremental spread relative to comparable high-grade municipal alternatives. This approach resulted in higher income generation compared to the benchmark’s broader allocations.

  Maintaining a high-grade bias and avoiding lower-rated municipals caused the Fund to lag during periods when riskier municipal segments outperformed. This modestly detracted from relative performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg US Municipal Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance April 3, 2025 (inception) through August 31, 2025

	WisdomTree Core Laddered Municipal Fund $10,203	Bloomberg 3-15yr Municipal Blend (2-17) Index $10,156	Bloomberg US Municipal Bond Index $10,024
04/03/25	$10,000	$10,000	$10,000
04/30/25	$9,952	$9,911	$9,890
05/31/25	$9,994	$9,967	$9,896
06/30/25	$10,100	$10,045	$9,958
07/31/25	$10,112	$10,068	$9,937
08/31/25	$10,203	$10,156	$10,024

Average Annual Total Returns (%)

Since Inception 4/3/25Footnote Reference*
Fund NAV Returns	2.03%
Bloomberg 3-15yr Municipal Blend (2-17) Index	1.56%
Bloomberg US Municipal Bond Index	0.24%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$5,053,789
  # of Portfolio Holdings73
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid, Net$3,582

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

City of Chicago IL Wastewater Transmission Revenue, 5.00%, due 1/1/2038	3.0%
Los Angeles Department of Water & Power, 5.00%, due 7/1/2040	2.8%
JEA Electric System Revenue, 5.00%, due 10/1/2029	2.8%
State of Illinois, 5.00%, due 12/1/2037	2.8%
Michigan Finance Authority, 5.00%, due 4/15/2032	2.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/1/2033	2.6%
Pennsylvania Economic Development Financing Authority, 5.00%, due 5/15/2037	2.6%
City of Dallas, 5.00%, due 2/15/2026	2.6%
New York City Industrial Development Agency, 5.00%, due 3/1/2030	2.6%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, 5.00%, due 8/15/2035	2.5%

Investment Breakdown (% of Net Assets)

Municipal Bonds	98.7%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Core Laddered Municipal Fund

Annual Shareholder Report - August 31, 2025

Ticker: WTMU

WTMU - 082025

WisdomTree Efficient Gold Plus Equity Strategy Fund

Ticker: GDE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$25	0.20%

How did the Fund perform last year and what affected its performance?

The Fund returned 49.14% at net asset value (“NAV”) for the period ended August 31, 2025, outperforming the Fund’s primary comparative benchmark, the S&P 500® Index, which returned 15.88% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Gold exposure, obtained via listed futures, was the strongest contributor to the Fund’s total return during the period. Spot gold prices climbed from approximately $2,500 per troy ounce at the beginning of the period to nearly $3,450 at the end of the period, which is almost a 38% gain.

  The surge in gold prices was motivated by several supportive macroeconomic, monetary, and geopolitical conditions. Global central banks, particularly those in emerging market economies, continued to stockpile gold during the period to diversify their foreign exchange (FX) reserves. Likewise, geopolitical uncertainty stemming from the ongoing Russia-Ukraine war and hostilities in the Middle East spurred demand for gold as a safe haven asset.

  Equity exposure, obtained by investing 90% of Fund assets in the 500 largest U.S. equities by market capitalization, was also additive. Large cap U.S. equities continued their outperformance over smaller- and medium-sized companies during the period due to greater thematic exposure to artificial intelligence (AI) development and deployment. U.S. equity investors have clamored for AI exposure in the post-pandemic environment and rewarded the share prices of AI adopters, innovators, and scalers accordingly. Most of these companies have been disproportionately concentrated within the large cap space.

  The Fund’s use of accounting leverage of 1.8x the notional exposure of the Fund was also additive to performance due to the gold and equity exposures that were obtained. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional gold futures contracts.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance March 17, 2022 (inception) through August 31, 2025

	WisdomTree Efficient Gold Plus Equity Strategy Fund $22,136	S&P 500® Index $15,616
03/17/22	$10,000	$10,000
03/31/22	$10,573	$10,401
04/30/22	$9,514	$9,494
05/31/22	$9,151	$9,511
06/30/22	$8,297	$8,726
07/31/22	$8,803	$9,531
08/31/22	$8,254	$9,142
09/30/22	$7,337	$8,300
10/31/22	$7,720	$8,972
11/30/22	$8,538	$9,473
12/31/22	$8,359	$8,927
01/31/23	$9,276	$9,488
02/28/23	$8,618	$9,257
03/31/23	$9,507	$9,597
04/30/23	$9,682	$9,747
05/31/23	$9,607	$9,789
06/30/23	$9,941	$10,436
07/31/23	$10,431	$10,771
08/31/23	$10,081	$10,599
09/30/23	$9,212	$10,094
10/31/23	$9,612	$9,882
11/30/23	$10,597	$10,784
12/31/23	$11,088	$11,274
01/31/24	$11,149	$11,464
02/29/24	$11,623	$12,076
03/31/24	$12,739	$12,464
04/30/24	$12,596	$11,955
05/31/24	$13,266	$12,548
06/30/24	$13,695	$12,998
07/31/24	$14,271	$13,157
08/31/24	$14,843	$13,476
09/30/24	$15,836	$13,764
10/31/24	$16,224	$13,639
11/30/24	$16,682	$14,439
12/31/24	$16,121	$14,095
01/31/25	$17,507	$14,488
02/28/25	$17,336	$14,299
03/31/25	$17,835	$13,493
04/30/25	$18,635	$13,401
05/31/25	$19,579	$14,245
06/30/25	$20,462	$14,969
07/31/25	$20,838	$15,305
08/31/25	$22,136	$15,616

Average Annual Total Returns (%)

	1 Year	Since Inception 3/17/22
Fund NAV Returns	49.14%	25.81%
S&P 500® Index	15.88%	13.73%

Key Fund Statistics

  Total Net Assets$298,747,814
  # of Portfolio Holdings495
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid, Net$213,036

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	6.8%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	4.3%
Alphabet, Inc.	4.1%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.9%
Broadcom, Inc.	2.0%
Berkshire Hathaway, Inc.	1.6%
Tesla, Inc.	1.5%

Country Breakdown (% of Net Assets)

United States	90.6%
Netherlands	0.1%
United Kingdom	0.1%
Switzerland	0.1%
South Korea	0.1%
Brazil	0.1%
Other Assets and Liabilities, Net	8.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Gold Plus Equity Strategy Fund

Annual Shareholder Report - August 31, 2025

Ticker: GDE

GDE - 082025

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Ticker: GDMN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$68	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 100.89% at net asset value (“NAV”) for the period ended August 31, 2025, outperforming the Fund’s primary comparative benchmark, the NYSE Arca Gold Miners Index, which returned 65.54% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Gold exposure, obtained via listed futures, was a strong contributor to the Fund’s total return during the period. Spot gold prices climbed from approximately $2,500 per troy ounce at the beginning of the period to nearly $3,450 at the end of the period, which is almost a 38% gain.

  The surge in gold prices was motivated by several supportive macroeconomic, monetary, and geopolitical conditions. Global central banks, particularly those in emerging market economies, continued to stockpile gold during the period to diversify their foreign exchange (FX) reserves. Likewise, geopolitical uncertainty stemming from the ongoing Russia-Ukraine war and hostilities in the Middle East spurred demand for gold as a safe haven asset.

  Equity exposure, obtained by investing 90% of Fund assets in a market capitalization-weighted basket of pure-play gold-mining companies, was also additive. Elevated gold demand turned investor attention toward miners, who benefited by proxy from the gold rally. This produced a dual benefit for their underlying fundamentals as well, which further aided share prices. Higher gold prices boosted miners’ operating and profit margins, which were jointly aided by steady capital expenditures.

  The Fund’s use of accounting leverage of 1.8x the notional exposure of the Fund was also additive to performance due to the gold and gold miner equity exposures that were obtained. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional gold futures contracts.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 16, 2021 (inception) through August 31, 2025

	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund $29,814	S&P 500® Index $14,502	NYSE ARCA Gold Miners Index $23,199
12/16/21	$10,000	$10,000	$10,000
12/31/21	$11,196	$10,124	$10,977
01/31/22	$10,319	$9,601	$10,355
02/28/22	$12,029	$9,313	$11,830
03/31/22	$13,426	$9,659	$13,188
04/30/22	$12,205	$8,817	$12,109
05/31/22	$10,796	$8,833	$10,983
06/30/22	$9,249	$8,104	$9,473
07/31/22	$8,620	$8,851	$9,034
08/31/22	$7,722	$8,490	$8,250
09/30/22	$7,558	$7,708	$8,295
10/31/22	$7,426	$8,332	$8,372
11/30/22	$9,129	$8,798	$9,971
12/31/22	$9,548	$8,291	$10,089
01/31/23	$11,013	$8,812	$11,238
02/28/23	$9,066	$8,597	$9,638
03/31/23	$11,155	$8,912	$11,451
04/30/23	$11,586	$9,052	$11,868
05/31/23	$10,536	$9,091	$10,861
06/30/23	$10,038	$9,692	$10,593
07/31/23	$10,598	$10,003	$11,074
08/31/23	$9,801	$9,844	$10,392
09/30/23	$8,631	$9,374	$9,555
10/31/23	$9,554	$9,177	$9,953
11/30/23	$10,640	$10,015	$11,086
12/31/23	$10,809	$10,470	$11,217
01/31/24	$9,810	$10,646	$10,115
02/29/24	$9,171	$11,215	$9,501
03/31/24	$11,448	$11,576	$11,375
04/30/24	$12,289	$11,103	$12,072
05/31/24	$12,978	$11,653	$12,799
06/30/24	$12,564	$12,071	$12,329
07/31/24	$14,193	$12,218	$13,675
08/31/24	$14,841	$12,515	$14,015
09/30/24	$15,948	$12,782	$14,455
10/31/24	$16,641	$12,666	$14,661
11/30/24	$15,158	$13,410	$13,629
12/31/24	$13,823	$13,090	$12,461
01/31/25	$16,592	$13,454	$13,759
02/28/25	$16,926	$13,279	$14,611
03/31/25	$20,941	$12,531	$16,875
04/30/25	$23,283	$12,446	$18,048
05/31/25	$23,651	$13,229	$18,602
06/30/25	$24,224	$13,902	$19,166
07/31/25	$23,748	$14,214	$19,055
08/31/25	$29,814	$14,502	$23,199

Average Annual Total Returns (%)

	1 Year	Since Inception 12/16/21
Fund NAV Returns	100.89%	34.24%
S&P 500® Index	15.88%	10.53%
NYSE ARCA Gold Miners Index	65.54%	25.44%

Key Fund Statistics

  Total Net Assets$58,410,803
  # of Portfolio Holdings52
  Portfolio Turnover Rate20%
  Investment Advisory Fees Paid, Net$111,323

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Agnico Eagle Mines Ltd.	8.0%
Newmont Corp.	7.5%
Barrick Mining Corp.	6.5%
Anglogold Ashanti PLC	6.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	5.9%
Gold Fields Ltd.	5.1%
Kinross Gold Corp.	5.1%
Wheaton Precious Metals Corp.	4.2%
Franco-Nevada Corp.	4.0%
Northern Star Resources Ltd.	3.4%

Country Breakdown (% of Net Assets)

Canada	39.1%
United States	19.5%
Australia	10.1%
South Africa	6.8%
United Kingdom	6.4%
Brazil	4.2%
China	2.6%
Ivory Coast	1.5%
Turkey	1.1%
Other Countries	3.3%
Other Assets and Liabilities, Net	5.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Annual Shareholder Report - August 31, 2025

Ticker: GDMN

GDMN - 082025

WisdomTree Emerging Currency Strategy Fund

Ticker: CEW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$57	0.55%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.09% at net asset value (NAV) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the JP Morgan Emerging Local Markets Index Plus, which returned 7.30% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The U.S. dollar was mixed against a broad basket of emerging market currencies based on liquidity and economic diversification during the period. Economic diversification describes the extent to which an economy relies on multiple sources of income rather than depending heavily on one or a few sectors.

  Long exposure to the Polish zloty (PLN), Mexican peso (MXN) and Hungarian forint (HUF) were all additive for Fund performance, as each currency strengthened by 4.5-6% versus the dollar.

  Long exposure to the Turkish lira (TRY), Indonesian rupiah (IDR), and Indian rupee (INR), however, negatively affected Fund performance as they weakened meaningfully versus the dollar. The lira fell 17%, while the rupiah and rupee declined by 6.3% and 4.9%, respectively.

  The Fund’s money market exposure aided performance during the period, as high short-term interest rates in the U.S. generated income for the Fund.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the JP Morgan Emerging Local Markets Index Plus, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Emerging Currency Strategy Fund $12,439	JP Morgan Emerging Local Markets Index Plus $12,634	Equal-Weighted Emerging Currency Composite $12,702
08/31/15	$10,000	$10,000	$10,000
09/30/15	$9,871	$9,937	$9,881
10/31/15	$10,147	$10,175	$10,172
11/30/15	$9,971	$10,035	$10,003
12/31/15	$9,853	$9,923	$9,898
01/31/16	$9,753	$9,809	$9,795
02/29/16	$9,818	$9,866	$9,876
03/31/16	$10,459	$10,465	$10,528
04/30/16	$10,588	$10,558	$10,660
05/31/16	$10,194	$10,241	$10,272
06/30/16	$10,541	$10,500	$10,624
07/31/16	$10,547	$10,539	$10,646
08/31/16	$10,564	$10,562	$10,673
09/30/16	$10,694	$10,658	$10,800
10/31/16	$10,647	$10,574	$10,766
11/30/16	$10,229	$10,225	$10,358
12/31/16	$10,341	$10,275	$10,469
01/31/17	$10,511	$10,464	$10,644
02/28/17	$10,670	$10,637	$10,812
03/31/17	$10,800	$10,807	$10,949
04/30/17	$10,835	$10,843	$10,991
05/31/17	$10,970	$11,011	$11,138
06/30/17	$10,947	$11,015	$11,116
07/31/17	$11,117	$11,194	$11,298
08/31/17	$11,252	$11,307	$11,443
09/30/17	$11,164	$11,236	$11,369
10/31/17	$11,058	$11,173	$11,256
11/30/17	$11,229	$11,357	$11,436
12/31/17	$11,423	$11,460	$11,637
01/31/18	$11,752	$11,791	$11,980
02/28/18	$11,652	$11,668	$11,886
03/31/18	$11,693	$11,749	$11,935
04/30/18	$11,476	$11,528	$11,711
05/31/18	$11,182	$11,254	$11,435
06/30/18	$10,958	$11,070	$11,229
07/31/18	$11,046	$11,166	$11,335
08/31/18	$10,564	$10,829	$10,851
09/30/18	$10,753	$10,947	$11,048
10/31/18	$10,600	$10,822	$10,907
11/30/18	$10,852	$11,004	$11,161
12/31/18	$10,852	$11,079	$11,165
01/31/19	$11,224	$11,379	$11,568
02/28/19	$11,146	$11,324	$11,500
03/31/19	$11,008	$11,242	$11,374
04/30/19	$11,008	$11,251	$11,382
05/31/19	$10,918	$11,176	$11,317
06/30/19	$11,247	$11,474	$11,639
07/31/19	$11,265	$11,475	$11,672
08/31/19	$10,882	$11,108	$11,292
09/30/19	$10,984	$11,235	$11,395
10/31/19	$11,188	$11,465	$11,626
11/30/19	$11,044	$11,393	$11,486
12/31/19	$11,365	$11,655	$11,826
01/31/20	$11,126	$11,502	$11,591
02/29/20	$10,809	$11,250	$11,279
03/31/20	$10,107	$10,667	$10,554
04/30/20	$10,223	$10,787	$10,686
05/31/20	$10,437	$10,945	$10,930
06/30/20	$10,498	$11,032	$11,009
07/31/20	$10,681	$11,232	$11,191
08/31/20	$10,711	$11,303	$11,221
09/30/20	$10,571	$11,189	$11,092
10/31/20	$10,589	$11,236	$11,121
11/30/20	$11,035	$11,616	$11,574
12/31/20	$11,364	$11,856	$11,915
01/31/21	$11,223	$11,788	$11,795
02/28/21	$11,149	$11,718	$11,721
03/31/21	$10,983	$11,552	$11,572
04/30/21	$11,131	$11,739	$11,725
05/31/21	$11,272	$11,929	$11,914
06/30/21	$11,186	$11,785	$11,796
07/31/21	$11,075	$11,725	$11,692
08/31/21	$11,174	$11,811	$11,808
09/30/21	$10,903	$11,599	$11,534
10/31/21	$10,928	$11,636	$11,555
11/30/21	$10,516	$11,332	$11,137
12/31/21	$10,596	$11,489	$11,240
01/31/22	$10,707	$11,504	$11,352
02/28/22	$10,498	$11,290	$11,168
03/31/22	$10,811	$10,854	$10,803
04/30/22	$10,449	$10,528	$10,455
05/31/22	$10,565	$10,624	$10,584
06/30/22	$10,178	$10,359	$10,181
07/31/22	$10,105	$10,275	$10,101
08/31/22	$10,117	$10,259	$10,102
09/30/22	$9,785	$9,947	$9,781
10/31/22	$9,816	$10,002	$9,830
11/30/22	$10,246	$10,457	$10,266
12/31/22	$10,451	$10,670	$10,470
01/31/23	$10,798	$10,985	$10,821
02/28/23	$10,544	$10,783	$10,569
03/31/23	$10,829	$11,004	$10,855
04/30/23	$10,841	$11,051	$10,889
05/31/23	$10,718	$10,959	$10,785
06/30/23	$10,897	$11,092	$10,984
07/31/23	$11,151	$11,299	$11,244
08/31/23	$10,947	$11,135	$11,036
09/30/23	$10,817	$10,989	$10,916
10/31/23	$10,835	$10,997	$10,938
11/30/23	$11,163	$11,377	$11,264
12/31/23	$11,376	$11,570	$11,500
01/31/24	$11,192	$11,403	$11,311
02/29/24	$11,180	$11,443	$11,306
03/31/24	$11,224	$11,440	$11,362
04/30/24	$11,199	$11,366	$11,323
05/31/24	$11,331	$11,509	$11,473
06/30/24	$11,199	$11,410	$11,362
07/31/24	$11,331	$11,511	$11,505
08/31/24	$11,616	$11,774	$11,782
09/30/24	$11,912	$12,008	$12,084
10/31/24	$11,527	$11,710	$11,720
11/30/24	$11,451	$11,612	$11,647
12/31/24	$11,314	$11,445	$11,517
01/31/25	$11,540	$11,622	$11,745
02/28/25	$11,614	$11,660	$11,812
03/31/25	$11,720	$11,803	$11,943
04/30/25	$11,940	$12,146	$12,182
05/31/25	$12,133	$12,354	$12,373
06/30/25	$12,372	$12,639	$12,630
07/31/25	$12,199	$12,477	$12,458
08/31/25	$12,439	$12,634	$12,702

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	7.09%	3.04%	2.21%
JP Morgan Emerging Local Markets Index Plus	7.30%	2.25%	2.37%
Equal-Weighted Emerging Currency Composite	7.81%	2.51%	2.42%

Key Fund Statistics

  Total Net Assets$9,344,392
  # of Portfolio Holdings4
  Portfolio Turnover Rate12%
  Investment Advisory Fees Paid, Net$45,166

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.34%, due 9/2/2025	32.0%
U.S. Treasury Bills, 4.35%, due 9/16/2025	31.0%
U.S. Treasury Bills, 4.28%, due 10/7/2025	30.5%
WisdomTree Floating Rate Treasury Fund	4.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	61.5%
Repurchase Agreement	32.0%
Exchange-Traded Fund	4.3%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Currency Strategy Fund

Annual Shareholder Report - August 31, 2025

Ticker: CEW

CEW - 082025

WisdomTree Emerging Markets Corporate Bond Fund

Ticker: EMCB

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$62	0.60%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.67% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the JP Morgan CEMBI Diversified Index, which returned 6.80% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefitted from overweights to Latin American corporate bonds and underweights to Asian and Middle Eastern credit.

  However, overweights to select issuers in Brazil and Chile weighed negatively on Fund performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Emerging Markets Corporate Bond Fund $14,897	Bloomberg U.S. Aggregate Bond Index $11,949	JP Morgan CEMBI Diversified Index $15,411
08/31/15	$10,000	$10,000	$10,000
09/30/15	$9,727	$10,068	$9,824
10/31/15	$10,031	$10,069	$10,104
11/30/15	$9,931	$10,043	$10,047
12/31/15	$9,687	$10,010	$9,905
01/31/16	$9,623	$10,148	$9,889
02/29/16	$9,729	$10,220	$9,982
03/31/16	$10,070	$10,314	$10,327
04/30/16	$10,269	$10,353	$10,517
05/31/16	$10,274	$10,356	$10,541
06/30/16	$10,537	$10,542	$10,756
07/31/16	$10,717	$10,609	$10,931
08/31/16	$10,871	$10,597	$11,086
09/30/16	$10,889	$10,590	$11,100
10/31/16	$10,853	$10,509	$11,103
11/30/16	$10,578	$10,261	$10,885
12/31/16	$10,697	$10,275	$10,971
01/31/17	$10,841	$10,295	$11,114
02/28/17	$11,005	$10,365	$11,279
03/31/17	$11,052	$10,359	$11,317
04/30/17	$11,158	$10,439	$11,429
05/31/17	$11,208	$10,520	$11,484
06/30/17	$11,210	$10,509	$11,504
07/31/17	$11,316	$10,554	$11,608
08/31/17	$11,470	$10,649	$11,730
09/30/17	$11,530	$10,598	$11,766
10/31/17	$11,579	$10,604	$11,820
11/30/17	$11,608	$10,591	$11,822
12/31/17	$11,637	$10,639	$11,849
01/31/18	$11,669	$10,517	$11,855
02/28/18	$11,521	$10,417	$11,732
03/31/18	$11,462	$10,484	$11,701
04/30/18	$11,375	$10,406	$11,616
05/31/18	$11,259	$10,480	$11,530
06/30/18	$11,231	$10,467	$11,487
07/31/18	$11,423	$10,470	$11,661
08/31/18	$11,231	$10,537	$11,544
09/30/18	$11,358	$10,469	$11,652
10/31/18	$11,255	$10,386	$11,577
11/30/18	$11,222	$10,448	$11,552
12/31/18	$11,343	$10,640	$11,646
01/31/19	$11,687	$10,753	$11,974
02/28/19	$11,792	$10,747	$12,112
03/31/19	$11,914	$10,954	$12,268
04/30/19	$12,025	$10,956	$12,370
05/31/19	$12,045	$11,151	$12,431
06/30/19	$12,348	$11,291	$12,710
07/31/19	$12,465	$11,316	$12,838
08/31/19	$12,431	$11,609	$12,881
09/30/19	$12,525	$11,547	$12,953
10/31/19	$12,611	$11,582	$13,059
11/30/19	$12,661	$11,576	$13,105
12/31/19	$12,819	$11,568	$13,224
01/31/20	$12,975	$11,791	$13,416
02/29/20	$12,909	$12,003	$13,412
03/31/20	$11,344	$11,932	$11,899
04/30/20	$11,863	$12,144	$12,446
05/31/20	$12,401	$12,201	$12,919
06/30/20	$12,770	$12,278	$13,263
07/31/20	$13,071	$12,461	$13,562
08/31/20	$13,224	$12,360	$13,685
09/30/20	$13,105	$12,354	$13,611
10/31/20	$13,206	$12,298	$13,651
11/30/20	$13,630	$12,419	$14,015
12/31/20	$13,833	$12,436	$14,195
01/31/21	$13,826	$12,347	$14,179
02/28/21	$13,806	$12,169	$14,146
03/31/21	$13,671	$12,017	$14,055
04/30/21	$13,761	$12,112	$14,156
05/31/21	$13,843	$12,151	$14,243
06/30/21	$13,939	$12,237	$14,353
07/31/21	$13,930	$12,374	$14,381
08/31/21	$14,051	$12,350	$14,468
09/30/21	$13,958	$12,243	$14,361
10/31/21	$13,888	$12,240	$14,296
11/30/21	$13,686	$12,276	$14,205
12/31/21	$13,803	$12,245	$14,265
01/31/22	$13,480	$11,981	$14,022
02/28/22	$12,548	$11,847	$13,323
03/31/22	$12,479	$11,518	$12,943
04/30/22	$12,059	$11,081	$12,661
05/31/22	$12,014	$11,152	$12,584
06/30/22	$11,567	$10,977	$12,164
07/31/22	$11,771	$11,246	$12,323
08/31/22	$11,869	$10,928	$12,346
09/30/22	$11,334	$10,456	$11,841
10/31/22	$11,213	$10,320	$11,595
11/30/22	$11,840	$10,700	$12,231
12/31/22	$12,013	$10,651	$12,422
01/31/23	$12,374	$10,979	$12,795
02/28/23	$12,128	$10,695	$12,566
03/31/23	$12,210	$10,967	$12,664
04/30/23	$12,335	$11,033	$12,778
05/31/23	$12,263	$10,913	$12,691
06/30/23	$12,377	$10,874	$12,828
07/31/23	$12,524	$10,867	$12,948
08/31/23	$12,476	$10,797	$12,883
09/30/23	$12,381	$10,523	$12,774
10/31/23	$12,233	$10,357	$12,609
11/30/23	$12,706	$10,826	$13,078
12/31/23	$13,114	$11,240	$13,481
01/31/24	$13,146	$11,210	$13,560
02/29/24	$13,236	$11,051	$13,650
03/31/24	$13,347	$11,153	$13,778
04/30/24	$13,220	$10,871	$13,647
05/31/24	$13,398	$11,056	$13,852
06/30/24	$13,515	$11,160	$13,977
07/31/24	$13,717	$11,421	$14,188
08/31/24	$13,965	$11,585	$14,430
09/30/24	$14,164	$11,740	$14,613
10/31/24	$14,009	$11,449	$14,474
11/30/24	$14,067	$11,570	$14,558
12/31/24	$13,983	$11,381	$14,472
01/31/25	$14,104	$11,441	$14,587
02/28/25	$14,324	$11,693	$14,808
03/31/25	$14,311	$11,697	$14,821
04/30/25	$14,255	$11,743	$14,773
05/31/25	$14,366	$11,659	$14,869
06/30/25	$14,593	$11,839	$15,082
07/31/25	$14,726	$11,807	$15,211
08/31/25	$14,897	$11,949	$15,411

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	6.67%	2.41%	4.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
JP Morgan CEMBI Diversified Index	6.80%	2.41%	4.42%

Key Fund Statistics

  Total Net Assets$86,466,249
  # of Portfolio Holdings169
  Portfolio Turnover Rate199%
  Investment Advisory Fees Paid, Net$428,921

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	7.6%
Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	1.5%
Nexa Resources SA, 6.60%, due 4/8/2037	1.4%
Alibaba Group Holding Ltd., 5.25%, due 5/26/2035	1.4%
InRetail Consumer, 3.25%, due 3/22/2028	1.3%
Banco de Credito del Peru S.A., 6.45%, due 7/30/2035	1.3%
GC Treasury Center Co. Ltd., 2.98%, due 3/18/2031	1.3%
Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/2029	1.3%
Industrias Penoles SAB de CV, 4.15%, due 9/12/2029	1.1%
Sands China Ltd., 5.40%, due 8/8/2028	1.1%

Country Breakdown (% of Net Assets)

United States	12.6%
Mexico	8.4%
Brazil	7.2%
Chile	6.0%
South Korea	5.5%
Peru	5.2%
India	4.5%
Colombia	4.0%
Turkey	4.0%
China	3.7%
Other Countries	41.1%
Other Assets and Liabilities, Net	(2.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Corporate Bond Fund

Annual Shareholder Report - August 31, 2025

Ticker: EMCB

EMCB - 082025

WisdomTree Emerging Markets Local Debt Fund

Ticker: ELD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$58	0.55%

How did the Fund perform last year and what affected its performance?

The Fund returned 9.11% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the JP Morgan GBI-EM Global Diversified Index Unhedged USD, which returned 9.47% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefitted from overweight exposures to Peru and Brazil during the period. Both the Brazilian real (BRL) and Peruvian sol (PEN) strengthened versus the dollar during the period, which enhanced the dollar value of coupon income received. The real strengthened by about 3.3% while the sol climbed over 6% versus the dollar.

  However, underweights to select issuers in Myanmar and Czech Republic detracted from Fund performance. Underexposure to Czech bonds detracted meaningfully from relative Fund performance since the Czech koruna (CZK) strengthened by over 8.2% versus the dollar during the period, which made it one of the best performing emerging market currencies during the year.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Emerging Markets Local Debt Fund $13,153	Bloomberg U.S. Aggregate Bond Index $11,949	JP Morgan GBI-EM Global Diversified Index Unhedged USD $13,554
08/31/15	$10,000	$10,000	$10,000
09/30/15	$9,760	$10,068	$9,703
10/31/15	$10,146	$10,069	$10,142
11/30/15	$9,922	$10,043	$9,923
12/31/15	$9,745	$10,010	$9,702
01/31/16	$9,679	$10,148	$9,736
02/29/16	$9,783	$10,220	$9,876
03/31/16	$10,648	$10,314	$10,771
04/30/16	$10,901	$10,353	$11,048
05/31/16	$10,379	$10,356	$10,447
06/30/16	$10,933	$10,542	$11,062
07/31/16	$10,993	$10,609	$11,129
08/31/16	$11,040	$10,597	$11,133
09/30/16	$11,247	$10,590	$11,358
10/31/16	$11,151	$10,509	$11,262
11/30/16	$10,490	$10,261	$10,470
12/31/16	$10,709	$10,275	$10,666
01/31/17	$10,940	$10,295	$10,907
02/28/17	$11,139	$10,365	$11,103
03/31/17	$11,336	$10,359	$11,360
04/30/17	$11,437	$10,439	$11,493
05/31/17	$11,587	$10,520	$11,718
06/30/17	$11,585	$10,509	$11,772
07/31/17	$11,782	$10,554	$12,016
08/31/17	$11,968	$10,649	$12,231
09/30/17	$11,952	$10,598	$12,190
10/31/17	$11,686	$10,604	$11,846
11/30/17	$11,826	$10,591	$12,046
12/31/17	$12,045	$10,639	$12,289
01/31/18	$12,496	$10,517	$12,840
02/28/18	$12,349	$10,417	$12,705
03/31/18	$12,416	$10,484	$12,835
04/30/18	$12,034	$10,406	$12,456
05/31/18	$11,457	$10,480	$11,836
06/30/18	$11,137	$10,467	$11,498
07/31/18	$11,308	$10,470	$11,715
08/31/18	$10,572	$10,537	$11,002
09/30/18	$10,784	$10,469	$11,288
10/31/18	$10,682	$10,386	$11,067
11/30/18	$11,000	$10,448	$11,377
12/31/18	$11,114	$10,640	$11,526
01/31/19	$11,658	$10,753	$12,155
02/28/19	$11,573	$10,747	$12,022
03/31/19	$11,461	$10,954	$11,862
04/30/19	$11,462	$10,956	$11,842
05/31/19	$11,460	$11,151	$11,877
06/30/19	$12,063	$11,291	$12,531
07/31/19	$12,210	$11,316	$12,647
08/31/19	$11,792	$11,609	$12,313
09/30/19	$11,919	$11,547	$12,432
10/31/19	$12,288	$11,582	$12,792
11/30/19	$12,059	$11,576	$12,559
12/31/19	$12,550	$11,568	$13,079
01/31/20	$12,399	$11,791	$12,910
02/29/20	$11,974	$12,003	$12,470
03/31/20	$10,684	$11,932	$11,089
04/30/20	$11,049	$12,144	$11,524
05/31/20	$11,596	$12,201	$12,121
06/30/20	$11,578	$12,278	$12,178
07/31/20	$11,886	$12,461	$12,545
08/31/20	$11,816	$12,360	$12,504
09/30/20	$11,602	$12,354	$12,252
10/31/20	$11,649	$12,298	$12,304
11/30/20	$12,312	$12,419	$12,979
12/31/20	$12,762	$12,436	$13,431
01/31/21	$12,568	$12,347	$13,287
02/28/21	$12,238	$12,169	$12,931
03/31/21	$11,860	$12,017	$12,534
04/30/21	$12,089	$12,112	$12,817
05/31/21	$12,368	$12,151	$13,137
06/30/21	$12,259	$12,237	$12,977
07/31/21	$12,197	$12,374	$12,922
08/31/21	$12,296	$12,350	$13,022
09/30/21	$11,905	$12,243	$12,575
10/31/21	$11,783	$12,240	$12,408
11/30/21	$11,398	$12,276	$12,068
12/31/21	$11,547	$12,245	$12,256
01/31/22	$11,532	$11,981	$12,255
02/28/22	$11,204	$11,847	$11,643
03/31/22	$10,947	$11,518	$11,464
04/30/22	$10,341	$11,081	$10,773
05/31/22	$10,586	$11,152	$10,963
06/30/22	$10,097	$10,977	$10,475
07/31/22	$10,238	$11,246	$10,506
08/31/22	$10,323	$10,928	$10,491
09/30/22	$9,782	$10,456	$9,980
10/31/22	$9,726	$10,320	$9,892
11/30/22	$10,325	$10,700	$10,595
12/31/22	$10,478	$10,651	$10,824
01/31/23	$10,907	$10,979	$11,289
02/28/23	$10,610	$10,695	$10,931
03/31/23	$11,048	$10,967	$11,382
04/30/23	$11,126	$11,033	$11,480
05/31/23	$11,064	$10,913	$11,299
06/30/23	$11,469	$10,874	$11,667
07/31/23	$11,796	$10,867	$12,003
08/31/23	$11,455	$10,797	$11,681
09/30/23	$11,116	$10,523	$11,287
10/31/23	$11,003	$10,357	$11,228
11/30/23	$11,552	$10,826	$11,820
12/31/23	$11,972	$11,240	$12,199
01/31/24	$11,823	$11,210	$12,013
02/29/24	$11,768	$11,051	$11,944
03/31/24	$11,764	$11,153	$11,941
04/30/24	$11,544	$10,871	$11,685
05/31/24	$11,712	$11,056	$11,874
06/30/24	$11,538	$11,160	$11,746
07/31/24	$11,752	$11,421	$12,013
08/31/24	$12,055	$11,585	$12,382
09/30/24	$12,450	$11,740	$12,802
10/31/24	$11,849	$11,449	$12,211
11/30/24	$11,745	$11,570	$12,142
12/31/24	$11,523	$11,381	$11,908
01/31/25	$11,777	$11,441	$12,152
02/28/25	$11,874	$11,693	$12,232
03/31/25	$12,012	$11,697	$12,421
04/30/25	$12,379	$11,743	$12,825
05/31/25	$12,564	$11,659	$13,006
06/30/25	$12,935	$11,839	$13,368
07/31/25	$12,831	$11,807	$13,268
08/31/25	$13,153	$11,949	$13,554

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	9.11%	2.17%	2.78%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
JP Morgan GBI-EM Global Diversified Index Unhedged USD	9.47%	1.63%	3.09%

Key Fund Statistics

  Total Net Assets$73,346,602
  # of Portfolio Holdings169
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid, Net$378,849

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.34%, due 9/2/2025	5.0%
International Finance Corp., 7.00%, due 7/20/2027	2.0%
Brazil Letras do Tesouro Nacional, 12.31%, due 7/1/2026	1.6%
International Finance Corp., 7.50%, due 1/18/2028	1.5%
Czech Republic Government Bonds, 1.20%, due 3/13/2031	1.3%
Republic of Poland Government Bonds, 6.00%, due 10/25/2033	1.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2029	1.2%
International Bank for Reconstruction & Development, 7.07%, due 6/26/2029	1.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2027	1.1%
Mexican Bonos, 7.50%, due 5/26/2033	1.1%

Country Breakdown (% of Net Assets)

Indonesia	11.5%
Thailand	8.0%
Brazil	7.9%
India	7.7%
Colombia	7.5%
Supranational	7.4%
South Africa	6.3%
United States	5.2%
Mexico	4.9%
Other Countries	30.8%
Other Assets and Liabilities, Net	2.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Local Debt Fund

Annual Shareholder Report - August 31, 2025

Ticker: ELD

ELD - 082025

WisdomTree Enhanced Commodity Strategy Fund

Ticker: GCC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$59	0.55%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.64% at net asset value (NAV) for the fiscal year ended August 31, 2025, outperforming the Fund’s primary comparative benchmark, the Bloomberg Commodities Index (BCOM), which gained 11.77% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposure to Gold and Bitcoin was additive for Fund performance during the period, each providing roughly 3% toward total return.

  Cocoa exposure was also beneficial for Fund performance, contributing roughly 2%.

  Corn and soybean exposures detracted from performance by about 0.65% each.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P GSCI Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 21, 2020 (inception) through August 31, 2025

	WisdomTree Enhanced Commodity Strategy Fund $15,930	S&P GSCI Index $19,563	Bloomberg Commodities Index $15,479
12/21/20	$10,000	$10,000	$10,000
12/31/20	$10,133	$10,036	$10,095
01/31/21	$10,277	$10,532	$10,360
02/28/21	$10,886	$11,646	$11,031
03/31/21	$10,688	$11,395	$10,794
04/30/21	$11,483	$12,333	$11,689
05/31/21	$11,889	$12,644	$12,008
06/30/21	$11,809	$13,187	$12,230
07/31/21	$11,937	$13,395	$12,455
08/31/21	$11,804	$13,086	$12,418
09/30/21	$11,862	$13,876	$13,036
10/31/21	$12,373	$14,680	$13,373
11/30/21	$11,647	$13,091	$12,395
12/31/21	$12,191	$14,085	$12,832
01/31/22	$12,753	$15,724	$13,958
02/28/22	$13,702	$17,104	$14,828
03/31/22	$14,855	$18,751	$16,110
04/30/22	$15,049	$19,711	$16,777
05/31/22	$15,131	$20,711	$17,033
06/30/22	$13,737	$19,128	$15,198
07/31/22	$13,620	$19,119	$15,846
08/31/22	$13,315	$18,607	$15,860
09/30/22	$12,525	$17,156	$14,574
10/31/22	$12,847	$18,306	$14,864
11/30/22	$13,226	$17,994	$15,271
12/31/22	$13,111	$17,746	$14,897
01/31/23	$13,334	$17,730	$14,824
02/28/23	$12,730	$17,052	$14,127
03/31/23	$12,859	$16,869	$14,098
04/30/23	$12,737	$16,741	$13,992
05/31/23	$12,003	$15,718	$13,204
06/30/23	$12,298	$16,408	$13,737
07/31/23	$13,169	$18,170	$14,596
08/31/23	$12,974	$18,278	$14,485
09/30/23	$12,953	$19,031	$14,384
10/31/23	$12,935	$18,234	$14,422
11/30/23	$12,869	$17,570	$14,097
12/31/23	$12,636	$16,988	$13,718
01/31/24	$12,822	$17,747	$13,773
02/29/24	$12,964	$17,902	$13,570
03/31/24	$13,769	$18,748	$14,019
04/30/24	$14,209	$18,966	$14,396
05/31/24	$14,417	$18,605	$14,649
06/30/24	$14,104	$18,871	$14,424
07/31/24	$13,776	$18,206	$13,842
08/31/24	$13,776	$17,892	$13,848
09/30/24	$14,216	$17,878	$14,522
10/31/24	$14,180	$17,959	$14,253
11/30/24	$14,447	$17,970	$14,310
12/31/24	$14,563	$18,559	$14,456
01/31/25	$15,050	$19,174	$15,028
02/28/25	$14,710	$18,917	$15,145
03/31/25	$15,127	$19,466	$15,740
04/30/25	$14,602	$17,824	$14,983
05/31/25	$14,787	$18,108	$14,897
06/30/25	$15,343	$18,919	$15,256
07/31/25	$15,529	$19,603	$15,186
08/31/25	$15,930	$19,563	$15,479

Average Annual Total Returns (%)

	1 Year	Since Inception 12/21/20
Fund NAV Returns	15.64%	10.42%
S&P GSCI Index	9.34%	15.33%
Bloomberg Commodities Index	11.77%	9.73%

Key Fund Statistics

  Total Net Assets$147,507,201
  # of Portfolio Holdings4
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid, Net$722,993

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.11%, due 2/5/2026	76.6%
WisdomTree Bitcoin Fund	6.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	5.9%
WisdomTree Floating Rate Treasury Fund	4.4%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	76.6%
Exchange-Traded Funds	10.6%
Mutual Fund	5.9%
Other Assets and Liabilities, Net	6.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Enhanced Commodity Strategy Fund

Annual Shareholder Report - August 31, 2025

Ticker: GCC

GCC - 082025

WisdomTree Equity Premium Income Fund

Ticker: WTPI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Equity Premium Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Fund	$47	0.44%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.79% at net asset value (NAV) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the S&P 500® Index, which returned 15.88% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Because the Fund sells put options on the S&P 500® Index, it benefited from the index’s 15.88% gain during the period. It was able to steadily collect premium income from the put options sold and maintain most of those premiums, as the market climbed higher during the period.

  The Fund was successful in reducing volatility relative to the S&P 500® Index during the period. Premium collected from selling put options acted as a shock absorbent during periods of broad market downturn during the last 12 months.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance February 24, 2016 (inception) through August 31, 2025

	WisdomTree Equity Premium Income Fund $20,740	S&P 500® Index $39,506	Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index ⃰ $22,156
02/24/16	$10,000	$10,000	$10,000
02/29/16	$10,020	$10,017	$10,029
03/31/16	$10,231	$10,697	$10,231
04/30/16	$10,271	$10,738	$10,282
05/31/16	$10,382	$10,931	$10,400
06/30/16	$10,558	$10,959	$10,580
07/31/16	$10,697	$11,363	$10,716
08/31/16	$10,777	$11,379	$10,800
09/30/16	$10,809	$11,381	$10,833
10/31/16	$10,821	$11,174	$10,855
11/30/16	$11,076	$11,588	$11,113
12/31/16	$11,112	$11,817	$11,164
01/31/17	$11,328	$12,041	$11,382
02/28/17	$11,454	$12,519	$11,516
03/31/17	$11,507	$12,533	$11,574
04/30/17	$11,617	$12,662	$11,684
05/31/17	$11,747	$12,840	$11,815
06/30/17	$11,808	$12,921	$11,881
07/31/17	$11,922	$13,186	$12,002
08/31/17	$11,910	$13,227	$12,000
09/30/17	$11,996	$13,499	$12,092
10/31/17	$12,057	$13,814	$12,162
11/30/17	$12,208	$14,238	$12,323
12/31/17	$12,256	$14,396	$12,374
01/31/18	$12,361	$15,221	$12,486
02/28/18	$12,091	$14,660	$12,217
03/31/18	$11,918	$14,287	$12,053
04/30/18	$12,154	$14,342	$12,300
05/31/18	$12,382	$14,687	$12,544
06/30/18	$12,395	$14,778	$12,564
07/31/18	$12,707	$15,328	$12,891
08/31/18	$12,897	$15,827	$13,091
09/30/18	$12,914	$15,917	$13,118
10/31/18	$12,180	$14,829	$12,385
11/30/18	$12,391	$15,131	$12,593
12/31/18	$11,446	$13,765	$11,640
01/31/19	$11,751	$14,868	$11,963
02/28/19	$11,921	$15,346	$12,131
03/31/19	$12,060	$15,644	$12,278
04/30/19	$12,243	$16,277	$12,472
05/31/19	$11,782	$15,243	$12,005
06/30/19	$12,342	$16,317	$12,578
07/31/19	$12,507	$16,552	$12,758
08/31/19	$12,288	$16,290	$12,537
09/30/19	$12,395	$16,594	$12,649
10/31/19	$12,682	$16,954	$12,944
11/30/19	$12,816	$17,569	$13,090
12/31/19	$12,932	$18,099	$13,213
01/31/20	$12,787	$18,092	$13,069
02/29/20	$11,860	$16,603	$12,104
03/31/20	$10,261	$14,552	$10,480
04/30/20	$10,784	$16,418	$11,028
05/31/20	$11,256	$17,200	$11,519
06/30/20	$11,379	$17,542	$11,639
07/31/20	$11,828	$18,531	$12,116
08/31/20	$12,101	$19,863	$12,361
09/30/20	$12,187	$19,108	$12,493
10/31/20	$11,824	$18,600	$12,125
11/30/20	$12,869	$20,636	$13,200
12/31/20	$13,152	$21,429	$13,494
01/31/21	$13,175	$21,213	$13,527
02/28/21	$13,359	$21,798	$13,719
03/31/21	$13,921	$22,753	$14,303
04/30/21	$14,055	$23,967	$14,446
05/31/21	$14,350	$24,134	$14,757
06/30/21	$14,659	$24,698	$15,083
07/31/21	$14,815	$25,285	$15,246
08/31/21	$15,110	$26,053	$15,558
09/30/21	$14,921	$24,842	$15,364
10/31/21	$15,594	$26,582	$16,067
11/30/21	$15,373	$26,398	$15,849
12/31/21	$15,935	$27,581	$16,434
01/31/22	$15,543	$26,154	$16,045
02/28/22	$15,571	$25,371	$16,077
03/31/22	$16,184	$26,313	$16,716
04/30/22	$15,502	$24,018	$16,017
05/31/22	$15,216	$24,062	$15,732
06/30/22	$14,728	$22,076	$15,238
07/31/22	$15,230	$24,111	$15,765
08/31/22	$14,567	$23,128	$15,091
09/30/22	$13,700	$20,998	$14,200
10/31/22	$14,201	$22,698	$14,811
11/30/22	$14,600	$23,967	$15,223
12/31/22	$14,281	$22,586	$14,906
01/31/23	$14,850	$24,005	$15,527
02/28/23	$14,783	$23,419	$15,503
03/31/23	$15,108	$24,279	$15,811
04/30/23	$15,378	$24,658	$16,096
05/31/23	$15,568	$24,765	$16,329
06/30/23	$16,051	$26,402	$16,825
07/31/23	$16,416	$27,250	$17,208
08/31/23	$16,177	$26,816	$17,016
09/30/23	$15,667	$25,537	$16,500
10/31/23	$15,389	$25,000	$16,274
11/30/23	$16,108	$27,284	$17,004
12/31/23	$16,542	$28,523	$17,453
01/31/24	$16,843	$29,002	$17,781
02/29/24	$17,408	$30,551	$18,389
03/31/24	$17,866	$31,534	$18,846
04/30/24	$17,283	$30,246	$18,315
05/31/24	$17,987	$31,746	$19,052
06/30/24	$18,406	$32,885	$19,506
07/31/24	$18,524	$33,285	$19,693
08/31/24	$18,552	$34,092	$19,748
09/30/24	$18,891	$34,821	$20,131
10/31/24	$18,880	$34,505	$20,157
11/30/24	$19,695	$36,530	$21,001
12/31/24	$19,358	$35,659	$20,573
01/31/25	$19,789	$36,652	$21,094
02/28/25	$19,563	$36,174	$20,897
03/31/25	$18,773	$34,136	$20,049
04/30/25	$18,780	$33,905	$20,038
05/31/25	$19,299	$36,039	$20,580
06/30/25	$19,908	$37,871	$21,267
07/31/25	$20,302	$38,721	$21,685
08/31/25	$20,740	$39,506	$22,156

*  Cboe S&P 500® PutWrite Index through October 24, 2022; Volos U.S. Large Cap Target 2.5% PutWrite Index thereafter.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 2/24/16
Fund NAV Returns	11.79%	11.38%	7.97%
S&P 500® Index	15.88%	14.74%	15.52%
Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index	12.20%	12.38%	8.71%

Key Fund Statistics

  Total Net Assets$295,514,085
  # of Portfolio Holdings4
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid, Net$883,498

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.11%, due 2/5/2026	49.0%
U.S. Treasury Bills, 4.27%, due 12/4/2025	46.9%
WisdomTree Floating Rate Treasury Fund	4.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	0.5%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	95.9%
Exchange-Traded Fund	4.4%
Mutual Fund	0.5%
Other Assets and Liabilities, Net	(0.8)%
Total	100.0%

Material Fund Changes

On April 4, 2025, WisdomTree PutWrite Strategy Fund (PUTW) changed its name, ticker, and non-fundamental investment policy adopted under rule 35d-1 of the 1940 Act.  As of April 4, 2025, the Fund's name changed to WisdomTree Equity Premium Income Fund and its ticker changed to WTPI.  The Fund seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”).  WTPI invests, under normal circumstances 80% of its net assets, plus any borrowings for investment purposes, in investments that provide the Fund with equity exposure, including equity securities, derivative instruments that provide exposure to equity securities or equity indices, as well as other instruments that in combination have economic characteristics similar or equivalent to those of equity securities.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Equity Premium Income Fund

Annual Shareholder Report - August 31, 2025

Ticker: WTPI

WTPI - 082025

WisdomTree Floating Rate Treasury Fund

Ticker: USFR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.60% at net asset value (“NAV”) for the fiscal year ended August 31, 2025 outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond index, which returned 3.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund produced consistent income over the year, as coupons remained tied to short-term rates that remained elevated despite the Fed’s 100 basis points (bps) in rate cuts in late 2024. Returns were further supported by the Federal Reserve’s decision to pause additional rate cuts in 2025, reflecting concerns over the uncertain inflation trajectory and elevated fiscal deficits, which sustained yields at the front end of the yield curve at comparatively high levels.

  While short-term yields declined in line with rate cuts, longer-term yields moved higher as investors demanded greater yield compensation in response to persistent inflation concerns and the U.S. government’s growing fiscal deficit. Consequently, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index, as limited interest-rate sensitivity proved advantageous relative to the longer-duration exposures in the benchmark.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Floating Rate Treasury Fund $12,334	Bloomberg U.S. Aggregate Bond Index $11,949	Bloomberg U.S. Treasury Floating Rate Bond Index $12,552
08/31/15	$10,000	$10,000	$10,000
09/30/15	$9,988	$10,068	$9,997
10/31/15	$9,992	$10,069	$9,998
11/30/15	$9,992	$10,043	$9,997
12/31/15	$9,988	$10,010	$9,996
01/31/16	$9,996	$10,148	$10,004
02/29/16	$9,996	$10,220	$10,009
03/31/16	$10,002	$10,314	$10,017
04/30/16	$10,012	$10,353	$10,026
05/31/16	$10,014	$10,356	$10,030
06/30/16	$10,016	$10,542	$10,033
07/31/16	$10,022	$10,609	$10,041
08/31/16	$10,028	$10,597	$10,046
09/30/16	$10,026	$10,590	$10,050
10/31/16	$10,033	$10,509	$10,057
11/30/16	$10,040	$10,261	$10,066
12/31/16	$10,049	$10,275	$10,073
01/31/17	$10,053	$10,295	$10,081
02/28/17	$10,061	$10,365	$10,088
03/31/17	$10,069	$10,359	$10,098
04/30/17	$10,083	$10,439	$10,111
05/31/17	$10,091	$10,520	$10,123
06/30/17	$10,095	$10,509	$10,128
07/31/17	$10,109	$10,554	$10,142
08/31/17	$10,114	$10,649	$10,151
09/30/17	$10,122	$10,598	$10,159
10/31/17	$10,135	$10,604	$10,173
11/30/17	$10,144	$10,591	$10,186
12/31/17	$10,153	$10,639	$10,197
01/31/18	$10,168	$10,517	$10,216
02/28/18	$10,180	$10,417	$10,227
03/31/18	$10,191	$10,484	$10,239
04/30/18	$10,206	$10,406	$10,258
05/31/18	$10,220	$10,480	$10,275
06/30/18	$10,234	$10,467	$10,291
07/31/18	$10,253	$10,470	$10,309
08/31/18	$10,268	$10,537	$10,327
09/30/18	$10,288	$10,469	$10,344
10/31/18	$10,309	$10,386	$10,367
11/30/18	$10,326	$10,448	$10,388
12/31/18	$10,336	$10,640	$10,399
01/31/19	$10,358	$10,753	$10,423
02/28/19	$10,377	$10,747	$10,442
03/31/19	$10,391	$10,954	$10,458
04/30/19	$10,419	$10,956	$10,488
05/31/19	$10,443	$11,151	$10,511
06/30/19	$10,450	$11,291	$10,522
07/31/19	$10,469	$11,316	$10,542
08/31/19	$10,480	$11,609	$10,557
09/30/19	$10,499	$11,547	$10,575
10/31/19	$10,518	$11,582	$10,596
11/30/19	$10,535	$11,576	$10,618
12/31/19	$10,553	$11,568	$10,634
01/31/20	$10,575	$11,791	$10,662
02/29/20	$10,593	$12,003	$10,674
03/31/20	$10,595	$11,932	$10,682
04/30/20	$10,602	$12,144	$10,694
05/31/20	$10,603	$12,201	$10,697
06/30/20	$10,605	$12,278	$10,701
07/31/20	$10,611	$12,461	$10,707
08/31/20	$10,612	$12,360	$10,708
09/30/20	$10,613	$12,354	$10,710
10/31/20	$10,609	$12,298	$10,711
11/30/20	$10,609	$12,419	$10,713
12/31/20	$10,608	$12,436	$10,713
01/31/21	$10,612	$12,347	$10,717
02/28/21	$10,612	$12,169	$10,718
03/31/21	$10,612	$12,017	$10,721
04/30/21	$10,612	$12,112	$10,722
05/31/21	$10,612	$12,151	$10,722
06/30/21	$10,612	$12,237	$10,723
07/31/21	$10,612	$12,374	$10,724
08/31/21	$10,612	$12,350	$10,726
09/30/21	$10,608	$12,243	$10,726
10/31/21	$10,608	$12,240	$10,726
11/30/21	$10,608	$12,276	$10,727
12/31/21	$10,609	$12,245	$10,729
01/31/22	$10,617	$11,981	$10,739
02/28/22	$10,622	$11,847	$10,745
03/31/22	$10,626	$11,518	$10,750
04/30/22	$10,645	$11,081	$10,768
05/31/22	$10,643	$11,152	$10,769
06/30/22	$10,653	$10,977	$10,779
07/31/22	$10,666	$11,246	$10,794
08/31/22	$10,679	$10,928	$10,812
09/30/22	$10,709	$10,456	$10,843
10/31/22	$10,740	$10,320	$10,875
11/30/22	$10,768	$10,700	$10,909
12/31/22	$10,808	$10,651	$10,951
01/31/23	$10,854	$10,979	$11,000
02/28/23	$10,897	$10,695	$11,045
03/31/23	$10,935	$10,967	$11,083
04/30/23	$10,991	$11,033	$11,142
05/31/23	$11,039	$10,913	$11,192
06/30/23	$11,084	$10,874	$11,241
07/31/23	$11,140	$10,867	$11,299
08/31/23	$11,186	$10,797	$11,348
09/30/23	$11,236	$10,523	$11,400
10/31/23	$11,291	$10,357	$11,458
11/30/23	$11,335	$10,826	$11,505
12/31/23	$11,377	$11,240	$11,547
01/31/24	$11,433	$11,210	$11,607
02/29/24	$11,487	$11,051	$11,664
03/31/24	$11,541	$11,153	$11,719
04/30/24	$11,601	$10,871	$11,783
05/31/24	$11,654	$11,056	$11,839
06/30/24	$11,702	$11,160	$11,888
07/31/24	$11,748	$11,421	$11,937
08/31/24	$11,791	$11,585	$11,981
09/30/24	$11,836	$11,740	$12,030
10/31/24	$11,889	$11,449	$12,084
11/30/24	$11,939	$11,570	$12,137
12/31/24	$11,991	$11,381	$12,193
01/31/25	$12,044	$11,441	$12,248
02/28/25	$12,082	$11,693	$12,288
03/31/25	$12,123	$11,697	$12,332
04/30/25	$12,160	$11,743	$12,369
05/31/25	$12,209	$11,659	$12,420
06/30/25	$12,249	$11,839	$12,464
07/31/25	$12,299	$11,807	$12,516
08/31/25	$12,334	$11,949	$12,552

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	4.60%	3.05%	2.12%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Treasury Floating Rate Bond Index	4.76%	3.23%	2.30%

Key Fund Statistics

  Total Net Assets$18,801,671,018
  # of Portfolio Holdings5
  Portfolio Turnover Rate159%
  Investment Advisory Fees Paid, Net$26,804,575

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.35%, due 10/31/2026	27.0%
U.S. Treasury Floating Rate Notes, 4.30%, due 4/30/2027	27.0%
U.S. Treasury Floating Rate Notes, 4.24%, due 1/31/2027	27.0%
U.S. Treasury Floating Rate Notes, 4.30%, due 7/31/2027	18.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	0.0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.1%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.6%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Floating Rate Treasury Fund

Annual Shareholder Report - August 31, 2025

Ticker: USFR

USFR - 082025

WisdomTree High Income Laddered Municipal Fund

Ticker: WTMY

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree High Income Laddered Municipal Fund (the "Fund") for the period of April 3, 2025 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree High Income Laddered Municipal Fund	$14	0.35%
Footnote	Description
Footnote*	The Fund commenced operations on 4/3/25. Actual expenses are calculated using a 151/365 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 0.13% at net asset value (“NAV”) for the fiscal period from April 3, 2025 (the Fund’s inception date) through August 31, 2025, outperforming the Fund’s primary comparative benchmark, a blended combination of 50% Bloomberg 3-15Yr. Municipal Blend (2-17) Index and 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index, which returned -0.47% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from an overweight to both investment grade and non-investment grade municipal bond exposure during the period.

  Intermediate-to-long municipal yields rose in the spring, weighing on returns, but August’s rally and bull-steepening helped stabilize performance.

  Heavy municipal bond issuance pressured valuations early, while the Fund’s tilt toward lower-rated investment grade and some high-yield bonds meant spreads and credit tone were additive for Fund performance.

  Steady tax-exempt income and the laddered maturity design helped offset price volatility and diversify exposure across the curve.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance April 3, 2025 (inception) through August 31, 2025

	WisdomTree High Income Laddered Municipal Fund $10,013	Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index $9,753	50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index $9,953
04/03/25	$10,000	$10,000	$10,000
04/30/25	$9,932	$9,786	$9,848
05/31/25	$9,930	$9,793	$9,880
06/30/25	$10,002	$9,850	$9,947
07/31/25	$9,930	$9,702	$9,884
08/31/25	$10,013	$9,753	$9,953

Average Annual Total Returns (%)

Since Inception 4/3/25Footnote Reference*
Fund NAV Returns	0.13%
Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index	-2.47%
50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index	-0.47%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$3,959,081
  # of Portfolio Holdings61
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid, Net$3,999

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Public Finance Authority, 6.50%, due 12/31/2065	6.7%
Oklahoma Development Finance Authority, 5.50%, due 8/15/2057	6.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 7/1/2058	6.1%
Buckeye Tobacco Settlement Financing Authority, 5.00%, due 6/1/2055	5.7%
Florida Development Finance Corp., 5.25%, due 7/1/2053	4.8%
City of Chicago IL Wastewater Transmission Revenue, 5.00%, due 1/1/2038	2.9%
Central Florida Expressway Authority, 5.00%, due 7/1/2026	2.7%
Metropolitan Transportation Authority, 5.00%, due 11/15/2025	2.7%
South Carolina Public Service Authority, 5.00%, due 12/1/2027	2.4%
Massachusetts Development Finance Agency, 5.00%, due 10/15/2028	2.3%

Investment Breakdown (% of Net Assets)

Municipal Bonds	98.6%
Mutual Fund	0.3%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree High Income Laddered Municipal Fund

Annual Shareholder Report - August 31, 2025

Ticker: WTMY

WTMY - 082025

WisdomTree Inflation Plus Fund

Ticker: WTIP

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Inflation Plus Fund (the "Fund") for the period of June 18, 2025 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Inflation Plus Fund	$13	0.65%
Footnote	Description
Footnote*	The Fund commenced operations on 6/18/25. Actual expenses are calculated using a 75/365 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 1.43% at net asset value (NAV) since its inception on June 18, 2025 through August 31, 2025, underperforming the Fund’s primary comparative benchmark, the ICE 0-5 Year US Inflation-Linked Treasury Index, which was up 2.16% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposure to Treasury Inflation-Protected Securities (TIPS) were additive for Fund performance during the period.

  Exposure to Commodities detracted from performance during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg Commodities Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance June 18, 2025 (inception) through August 31, 2025

	WisdomTree Inflation Plus Fund $10,143	Bloomberg Commodities Index $9,709	ICE 0-5 Year US Inflation-Linked Treasury Index $10,216
06/18/25	$10,000	$10,000	$10,000
06/30/25	$9,940	$9,569	$10,055
07/31/25	$10,066	$9,525	$10,085
08/31/25	$10,143	$9,709	$10,216

Average Annual Total Returns (%)

Since Inception 6/18/25Footnote Reference*
Fund NAV Returns	1.43%
Bloomberg Commodities Index	-2.91%
ICE 0-5 Year US Inflation-Linked Treasury Index	2.16%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$1,516,290
  # of Portfolio Holdings22
  Portfolio Turnover Rate7%
  Investment Advisory Fees Paid, Net$1,988

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	6.7%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	5.3%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2029	5.1%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	5.1%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 10/15/2026	5.0%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	4.9%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	4.8%
WisdomTree Bitcoin Fund	4.7%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2028	4.6%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	4.5%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	85.3%
Mutual Fund	6.7%
Exchange-Traded Fund	4.7%
Other Assets and Liabilities, Net	3.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Inflation Plus Fund

Annual Shareholder Report - August 31, 2025

Ticker: WTIP

WTIP - 082025

WisdomTree Interest Rate Hedged High Yield Bond Fund

Ticker: HYZD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$45	0.43%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.19% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, outperforming the Fund’s primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index, which returned 8.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from lower duration exposure than the benchmark during the period. The Fund targets low-to-zero duration exposure so that the underlying bonds are less sensitive to interest rate volatility that drives bond prices.

  However, an underweight to sub-investment grade issues detracted from performance. As the economic outlook strengthened during the period, higher-yielding bonds benefited and greater exposure to this sector would have been additive for Fund performance.

  The Fund used short positions in U.S. Treasury futures to hedge interest rate risk. The Fund's use of short U.S. Treasury futures contributed positively to relative Fund performance as yields on long-term U.S. Treasury bonds increased during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Interest Rate Hedged High Yield Bond Fund $16,451	Bloomberg U.S. Aggregate Bond Index $11,949	ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index ⃰ $17,678	ICE BofA Merrill Lynch U.S. High Yield Index $17,427
08/31/15	$10,000	$10,000	$10,000	$10,000
09/30/15	$9,790	$10,068	$9,765	$9,741
10/31/15	$9,961	$10,069	$9,958	$10,006
11/30/15	$9,790	$10,043	$9,797	$9,781
12/31/15	$9,592	$10,010	$9,583	$9,529
01/31/16	$9,357	$10,148	$9,328	$9,378
02/29/16	$9,397	$10,220	$9,316	$9,422
03/31/16	$9,653	$10,314	$9,670	$9,839
04/30/16	$10,010	$10,353	$10,023	$10,232
05/31/16	$10,115	$10,356	$10,160	$10,306
06/30/16	$10,182	$10,542	$10,192	$10,417
07/31/16	$10,380	$10,609	$10,398	$10,680
08/31/16	$10,592	$10,597	$10,623	$10,918
09/30/16	$10,680	$10,590	$10,704	$10,989
10/31/16	$10,762	$10,509	$10,788	$11,023
11/30/16	$10,776	$10,261	$10,880	$10,980
12/31/16	$10,950	$10,275	$11,086	$11,196
01/31/17	$11,048	$10,295	$11,206	$11,346
02/28/17	$11,159	$10,365	$11,352	$11,523
03/31/17	$11,159	$10,359	$11,349	$11,499
04/30/17	$11,239	$10,439	$11,436	$11,629
05/31/17	$11,312	$10,520	$11,513	$11,733
06/30/17	$11,352	$10,509	$11,551	$11,745
07/31/17	$11,420	$10,554	$11,635	$11,881
08/31/17	$11,410	$10,649	$11,618	$11,878
09/30/17	$11,527	$10,598	$11,744	$11,985
10/31/17	$11,596	$10,604	$11,801	$12,031
11/30/17	$11,607	$10,591	$11,800	$11,999
12/31/17	$11,655	$10,639	$11,851	$12,033
01/31/18	$11,801	$10,517	$12,020	$12,111
02/28/18	$11,786	$10,417	$12,005	$11,998
03/31/18	$11,745	$10,484	$11,970	$11,924
04/30/18	$11,836	$10,406	$12,107	$12,003
05/31/18	$11,838	$10,480	$12,117	$12,001
06/30/18	$11,882	$10,467	$12,178	$12,043
07/31/18	$12,017	$10,470	$12,327	$12,177
08/31/18	$12,059	$10,537	$12,372	$12,265
09/30/18	$12,174	$10,469	$12,495	$12,337
10/31/18	$12,023	$10,386	$12,351	$12,135
11/30/18	$11,910	$10,448	$12,230	$12,025
12/31/18	$11,572	$10,640	$11,883	$11,761
01/31/19	$11,971	$10,753	$12,298	$12,301
02/28/19	$12,151	$10,747	$12,484	$12,509
03/31/19	$12,167	$10,954	$12,499	$12,631
04/30/19	$12,280	$10,956	$12,620	$12,808
05/31/19	$12,110	$11,151	$12,435	$12,645
06/30/19	$12,251	$11,291	$12,586	$12,955
07/31/19	$12,325	$11,316	$12,656	$13,022
08/31/19	$12,261	$11,609	$12,567	$13,073
09/30/19	$12,326	$11,547	$12,630	$13,114
10/31/19	$12,324	$11,582	$12,620	$13,144
11/30/19	$12,329	$11,576	$12,640	$13,180
12/31/19	$12,552	$11,568	$12,872	$13,456
01/31/20	$12,514	$11,791	$12,820	$13,456
02/29/20	$12,272	$12,003	$12,551	$13,248
03/31/20	$10,846	$11,932	$10,889	$11,690
04/30/20	$11,101	$12,144	$11,196	$12,134
05/31/20	$11,386	$12,201	$11,611	$12,689
06/30/20	$11,363	$12,278	$11,660	$12,813
07/31/20	$11,869	$12,461	$12,256	$13,425
08/31/20	$11,985	$12,360	$12,378	$13,557
09/30/20	$11,816	$12,354	$12,198	$13,416
10/31/20	$11,870	$12,298	$12,278	$13,479
11/30/20	$12,288	$12,419	$12,762	$14,018
12/31/20	$12,453	$12,436	$12,989	$14,286
01/31/21	$12,499	$12,347	$13,069	$14,340
02/28/21	$12,607	$12,169	$13,197	$14,390
03/31/21	$12,690	$12,017	$13,322	$14,415
04/30/21	$12,780	$12,112	$13,424	$14,573
05/31/21	$12,771	$12,151	$13,428	$14,615
06/30/21	$12,925	$12,237	$13,631	$14,815
07/31/21	$12,875	$12,374	$13,565	$14,867
08/31/21	$12,983	$12,350	$13,684	$14,948
09/30/21	$13,045	$12,243	$13,754	$14,953
10/31/21	$13,059	$12,240	$13,800	$14,927
11/30/21	$12,867	$12,276	$13,583	$14,774
12/31/21	$13,175	$12,245	$13,948	$15,052
01/31/22	$12,952	$11,981	$13,695	$14,638
02/28/22	$12,896	$11,847	$13,630	$14,507
03/31/22	$13,114	$11,518	$13,905	$14,372
04/30/22	$12,835	$11,081	$13,596	$13,850
05/31/22	$12,867	$11,152	$13,639	$13,884
06/30/22	$12,042	$10,977	$12,732	$12,939
07/31/22	$12,639	$11,246	$13,406	$13,719
08/31/22	$12,580	$10,928	$13,357	$13,390
09/30/22	$12,402	$10,456	$13,152	$12,852
10/31/22	$12,919	$10,320	$13,730	$13,217
11/30/22	$12,956	$10,700	$13,744	$13,465
12/31/22	$12,867	$10,651	$13,665	$13,363
01/31/23	$13,185	$10,979	$14,028	$13,886
02/28/23	$13,236	$10,695	$14,092	$13,706
03/31/23	$13,067	$10,967	$13,876	$13,860
04/30/23	$13,124	$11,033	$13,957	$13,989
05/31/23	$13,054	$10,913	$13,908	$13,861
06/30/23	$13,509	$10,874	$14,422	$14,087
07/31/23	$13,763	$10,867	$14,723	$14,288
08/31/23	$13,806	$10,797	$14,780	$14,328
09/30/23	$13,790	$10,523	$14,771	$14,159
10/31/23	$13,679	$10,357	$14,660	$13,986
11/30/23	$14,099	$10,826	$15,115	$14,622
12/31/23	$14,407	$11,240	$15,452	$15,159
01/31/24	$14,406	$11,210	$15,473	$15,165
02/29/24	$14,596	$11,051	$15,671	$15,209
03/31/24	$14,790	$11,153	$15,891	$15,385
04/30/24	$14,871	$10,871	$15,968	$15,237
05/31/24	$14,898	$11,056	$15,987	$15,410
06/30/24	$14,946	$11,160	$16,076	$15,553
07/31/24	$15,062	$11,421	$16,171	$15,864
08/31/24	$15,206	$11,585	$16,358	$16,115
09/30/24	$15,338	$11,740	$16,483	$16,379
10/31/24	$15,487	$11,449	$16,639	$16,289
11/30/24	$15,678	$11,570	$16,850	$16,473
12/31/24	$15,697	$11,381	$16,876	$16,405
01/31/25	$15,916	$11,441	$17,099	$16,632
02/28/25	$15,863	$11,693	$17,057	$16,740
03/31/25	$15,709	$11,697	$16,890	$16,560
04/30/25	$15,583	$11,743	$16,752	$16,560
05/31/25	$16,015	$11,659	$17,234	$16,838
06/30/25	$16,240	$11,839	$17,438	$17,151
07/31/25	$16,345	$11,807	$17,555	$17,220
08/31/25	$16,451	$11,949	$17,678	$17,427

*  ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index through June 1, 2020; WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index thereafter.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	8.19%	6.54%	5.10%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index	8.07%	7.39%	5.86%
ICE BofA Merrill Lynch U.S. High Yield Index	8.14%	5.15%	5.71%

Key Fund Statistics

  Total Net Assets$183,665,257
  # of Portfolio Holdings470
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid, Net$727,233

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	2.6%
U.S. Treasury Bond, 4.88%, due 8/15/2045	0.9%
Comstock Resources, Inc., 6.75%, due 3/1/2029	0.7%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 8/15/2027	0.7%
Paramount Global, 6.38%, due 3/30/2062	0.6%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.6%
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, due 4/15/2029	0.6%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
Sirius XM Radio LLC, 4.00%, due 7/15/2028	0.5%
Noble Finance II LLC, 8.00%, due 4/15/2030	0.5%

Investment Breakdown (% of Net Assets)

Corporate Bonds	94.1%
Mutual Fund	2.6%
U.S. Government Obligations	1.5%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Interest Rate Hedged High Yield Bond Fund

Annual Shareholder Report - August 31, 2025

Ticker: HYZD

HYZD - 082025

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Ticker: AGZD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$24	0.23%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.75% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, outperforming its primary comparative benchmark, the Bloomberg US Aggregate Bond Index, which returned 3.14% during the same period. The following summarizes the key factors that affected the Fund’s performance during this period:

  The Fund benefited from its near-zero duration structure, which allowed it to capture attractive income while avoiding much of the rate-driven volatility that affected traditional bonds. The shifting economic outlook during the period and its implications for the near-term path of monetary policy from the Federal Reserve produced changing interest rate structures across the yield curve. Those effects were magnified by duration characteristics inherent to bond investing that the Fund was structurally not exposed to.

  Allocations to investment-grade corporates and securitized assets contributed positively through coupon income. With spreads remaining tight by historical standards, the carry income earned by the Fund supported its outperformance relative to the benchmark.

  The Fund’s short positions in Treasury futures effectively neutralized duration, which was generally helpful for protecting performance during periods of rising rates. However, this positioning detracted from performance later in the fiscal year as yields declined, limiting participation in the Treasury rally that benefited the Bloomberg US Aggregate Bond Index.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund $13,182	Bloomberg U.S. Aggregate Bond Index $11,949	Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration $13,271
08/31/15	$10,000	$10,000	$10,000
09/30/15	$9,967	$10,068	$9,977
10/31/15	$10,029	$10,069	$10,025
11/30/15	$10,037	$10,043	$10,047
12/31/15	$10,015	$10,010	$10,041
01/31/16	$9,908	$10,148	$9,962
02/29/16	$9,896	$10,220	$9,964
03/31/16	$10,002	$10,314	$10,047
04/30/16	$10,069	$10,353	$10,101
05/31/16	$10,076	$10,356	$10,118
06/30/16	$10,042	$10,542	$10,105
07/31/16	$10,088	$10,609	$10,146
08/31/16	$10,135	$10,597	$10,186
09/30/16	$10,128	$10,590	$10,185
10/31/16	$10,152	$10,509	$10,205
11/30/16	$10,184	$10,261	$10,215
12/31/16	$10,224	$10,275	$10,252
01/31/17	$10,226	$10,295	$10,256
02/28/17	$10,254	$10,365	$10,288
03/31/17	$10,250	$10,359	$10,293
04/30/17	$10,257	$10,439	$10,306
05/31/17	$10,280	$10,520	$10,335
06/30/17	$10,306	$10,509	$10,365
07/31/17	$10,340	$10,554	$10,392
08/31/17	$10,330	$10,649	$10,395
09/30/17	$10,383	$10,598	$10,449
10/31/17	$10,421	$10,604	$10,483
11/30/17	$10,440	$10,591	$10,503
12/31/17	$10,486	$10,639	$10,545
01/31/18	$10,521	$10,517	$10,586
02/28/18	$10,500	$10,417	$10,569
03/31/18	$10,483	$10,484	$10,558
04/30/18	$10,508	$10,406	$10,590
05/31/18	$10,501	$10,480	$10,583
06/30/18	$10,505	$10,467	$10,588
07/31/18	$10,569	$10,470	$10,652
08/31/18	$10,572	$10,537	$10,651
09/30/18	$10,617	$10,469	$10,699
10/31/18	$10,575	$10,386	$10,664
11/30/18	$10,560	$10,448	$10,643
12/31/18	$10,546	$10,640	$10,624
01/31/19	$10,629	$10,753	$10,703
02/28/19	$10,678	$10,747	$10,742
03/31/19	$10,714	$10,954	$10,774
04/30/19	$10,754	$10,956	$10,818
05/31/19	$10,734	$11,151	$10,792
06/30/19	$10,794	$11,291	$10,848
07/31/19	$10,868	$11,316	$10,912
08/31/19	$10,857	$11,609	$10,885
09/30/19	$10,891	$11,547	$10,925
10/31/19	$10,924	$11,582	$10,963
11/30/19	$10,975	$11,576	$11,005
12/31/19	$11,030	$11,568	$11,060
01/31/20	$11,022	$11,791	$11,043
02/29/20	$10,986	$12,003	$10,993
03/31/20	$10,663	$11,932	$10,646
04/30/20	$10,807	$12,144	$10,798
05/31/20	$10,859	$12,201	$10,869
06/30/20	$10,913	$12,278	$10,935
07/31/20	$10,990	$12,461	$11,007
08/31/20	$10,974	$12,360	$11,015
09/30/20	$10,959	$12,354	$11,005
10/31/20	$10,989	$12,298	$11,044
11/30/20	$11,068	$12,419	$11,127
12/31/20	$11,102	$12,436	$11,161
01/31/21	$11,117	$12,347	$11,165
02/28/21	$11,149	$12,169	$11,160
03/31/21	$11,117	$12,017	$11,177
04/30/21	$11,125	$12,112	$11,189
05/31/21	$11,117	$12,151	$11,185
06/30/21	$11,138	$12,237	$11,216
07/31/21	$11,126	$12,374	$11,198
08/31/21	$11,122	$12,350	$11,200
09/30/21	$11,148	$12,243	$11,220
10/31/21	$11,163	$12,240	$11,239
11/30/21	$11,124	$12,276	$11,193
12/31/21	$11,141	$12,245	$11,221
01/31/22	$11,116	$11,981	$11,185
02/28/22	$11,074	$11,847	$11,123
03/31/22	$11,126	$11,518	$11,178
04/30/22	$11,030	$11,081	$11,093
05/31/22	$11,064	$11,152	$11,116
06/30/22	$10,967	$10,977	$11,053
07/31/22	$11,043	$11,246	$11,118
08/31/22	$11,078	$10,928	$11,145
09/30/22	$11,037	$10,456	$11,099
10/31/22	$11,068	$10,320	$11,119
11/30/22	$11,239	$10,700	$11,262
12/31/22	$11,257	$10,651	$11,328
01/31/23	$11,412	$10,979	$11,446
02/28/23	$11,455	$10,695	$11,501
03/31/23	$11,410	$10,967	$11,454
04/30/23	$11,458	$11,033	$11,505
05/31/23	$11,510	$10,913	$11,575
06/30/23	$11,675	$10,874	$11,726
07/31/23	$11,757	$10,867	$11,807
08/31/23	$11,781	$10,797	$11,837
09/30/23	$11,792	$10,523	$11,850
10/31/23	$11,791	$10,357	$11,865
11/30/23	$11,978	$10,826	$12,028
12/31/23	$12,072	$11,240	$12,150
01/31/24	$12,136	$11,210	$12,190
02/29/24	$12,222	$11,051	$12,279
03/31/24	$12,299	$11,153	$12,377
04/30/24	$12,366	$10,871	$12,442
05/31/24	$12,461	$11,056	$12,524
06/30/24	$12,455	$11,160	$12,551
07/31/24	$12,556	$11,421	$12,588
08/31/24	$12,584	$11,585	$12,659
09/30/24	$12,672	$11,740	$12,730
10/31/24	$12,746	$11,449	$12,812
11/30/24	$12,854	$11,570	$12,901
12/31/24	$12,891	$11,381	$12,954
01/31/25	$12,946	$11,441	$12,993
02/28/25	$12,983	$11,693	$13,026
03/31/25	$12,980	$11,697	$13,027
04/30/25	$12,922	$11,743	$12,985
05/31/25	$13,021	$11,659	$13,085
06/30/25	$13,083	$11,839	$13,164
07/31/25	$13,168	$11,807	$13,250
08/31/25	$13,182	$11,949	$13,271

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	4.75%	3.73%	2.80%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration	4.84%	3.80%	2.87%

Key Fund Statistics

  Total Net Assets$94,986,834
  # of Portfolio Holdings1,357
  Portfolio Turnover Rate112%
  Portfolio Turnover Rate Excluding TBA Roll Transactions52%
  Investment Advisory Fees Paid, Net$300,158

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.34%, due 9/2/2025	0.7%
U.S. Treasury Notes, 0.63%, due 12/31/2027	0.7%
Uniform Mortgage-Backed Securities, 6.00%, due 9/15/2055	0.6%
U.S. Treasury Notes, 3.38%, due 5/15/2033	0.6%
U.S. Treasury Notes, 3.88%, due 8/15/2033	0.6%
U.S. Treasury Notes, 4.13%, due 7/31/2031	0.6%
U.S. Treasury Notes, 3.50%, due 1/31/2028	0.6%
U.S. Treasury Notes, 3.88%, due 8/15/2034	0.6%
Government National Mortgage Association, 5.50%, due 9/20/2055	0.6%
U.S. Treasury Notes, 1.13%, due 2/29/2028	0.6%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	45.2%
U.S. Government Agencies	25.0%
Corporate Bonds	23.9%
Commercial Mortgage-Backed Securities	1.5%
Supranational Bonds	1.4%
Foreign Government Obligations	1.0%
Repurchase Agreement	0.7%
Municipal Bonds	0.6%
Others	0.7%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Annual Shareholder Report - August 31, 2025

Ticker: AGZD

AGZD - 082025

WisdomTree Managed Futures Strategy Fund

Ticker: WTMF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$67	0.65%

How did the Fund perform last year and what affected its performance?

The Fund returned 6.12% at net asset value (NAV) for the fiscal year ended August 31, 2025, outperforming the Fund’s broad-based securities market index, the ICE BofA US 3-Month Treasury Bill Index, which was up 4.48% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposure to Equities and Currencies via futures contracts were additive for Fund performance during the period.

  Exposure to Bitcoin and Gold were the most beneficial for Fund performance as both assets saw significant price increases during the period.

  Exposure to Interest Rate future contracts were the least beneficial for Fund performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the ICE BofA US 3-Month Treasury Bill Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Managed Futures Strategy Fund $12,323	ICE BofA US 3-Month Treasury Bill Index $12,249	60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite $24,593	S&P GSCI Index $13,865
08/31/15	$10,000	$10,000	$10,000	$10,000
09/30/15	$10,073	$10,000	$9,879	$9,367
10/31/15	$10,039	$10,000	$10,373	$9,389
11/30/15	$10,243	$10,000	$10,381	$8,547
12/31/15	$10,153	$10,003	$10,269	$7,809
01/31/16	$10,049	$10,004	$10,022	$7,406
02/29/16	$10,379	$10,006	$10,044	$7,257
03/31/16	$10,187	$10,011	$10,478	$7,615
04/30/16	$10,408	$10,013	$10,518	$8,387
05/31/16	$10,304	$10,014	$10,631	$8,573
06/30/16	$10,318	$10,018	$10,724	$8,580
07/31/16	$10,180	$10,021	$10,987	$7,759
08/31/16	$9,988	$10,023	$10,992	$7,896
09/30/16	$10,223	$10,028	$10,990	$8,223
10/31/16	$10,129	$10,030	$10,836	$8,100
11/30/16	$9,990	$10,032	$10,973	$8,305
12/31/16	$10,051	$10,036	$11,109	$8,697
01/31/17	$9,837	$10,041	$11,245	$8,574
02/28/17	$9,837	$10,045	$11,547	$8,594
03/31/17	$9,677	$10,046	$11,552	$8,258
04/30/17	$9,699	$10,053	$11,660	$8,084
05/31/17	$9,582	$10,058	$11,795	$7,960
06/30/17	$9,495	$10,067	$11,835	$7,807
07/31/17	$9,405	$10,075	$12,002	$8,164
08/31/17	$9,434	$10,085	$12,066	$8,101
09/30/17	$9,432	$10,093	$12,193	$8,370
10/31/17	$9,570	$10,102	$12,368	$8,690
11/30/17	$9,573	$10,111	$12,594	$8,810
12/31/17	$9,728	$10,122	$12,701	$9,199
01/31/18	$9,786	$10,134	$13,080	$9,513
02/28/18	$9,611	$10,144	$12,735	$9,195
03/31/18	$9,626	$10,158	$12,569	$9,400
04/30/18	$9,679	$10,171	$12,561	$9,873
05/31/18	$9,701	$10,187	$12,779	$10,016
06/30/18	$9,679	$10,204	$12,820	$10,152
07/31/18	$9,689	$10,220	$13,109	$9,793
08/31/18	$9,854	$10,238	$13,399	$9,899
09/30/18	$9,893	$10,254	$13,410	$10,288
10/31/18	$9,808	$10,272	$12,816	$9,687
11/30/18	$9,760	$10,293	$13,001	$8,594
12/31/18	$9,759	$10,312	$12,392	$7,928
01/31/19	$9,641	$10,332	$13,017	$8,640
02/28/19	$9,772	$10,351	$13,260	$8,970
03/31/19	$9,785	$10,374	$13,516	$9,114
04/30/19	$9,918	$10,393	$13,844	$9,374
05/31/19	$9,576	$10,417	$13,408	$8,604
06/30/19	$9,508	$10,440	$14,042	$8,985
07/31/19	$9,546	$10,459	$14,178	$8,966
08/31/19	$9,830	$10,480	$14,180	$8,462
09/30/19	$9,573	$10,499	$14,309	$8,610
10/31/19	$9,463	$10,519	$14,514	$8,717
11/30/19	$9,369	$10,532	$14,832	$8,716
12/31/19	$9,494	$10,547	$15,097	$9,325
01/31/20	$9,129	$10,561	$15,208	$8,316
02/29/20	$9,129	$10,577	$14,562	$7,618
03/31/20	$9,287	$10,608	$13,487	$5,376
04/30/20	$9,170	$10,608	$14,541	$4,856
05/31/20	$9,001	$10,609	$14,966	$5,652
06/30/20	$8,957	$10,610	$15,182	$5,939
07/31/20	$9,072	$10,612	$15,788	$6,165
08/31/20	$9,029	$10,613	$16,434	$6,447
09/30/20	$8,960	$10,614	$16,056	$6,213
10/31/20	$8,916	$10,615	$15,774	$5,991
11/30/20	$9,154	$10,616	$16,849	$6,712
12/31/20	$9,529	$10,617	$17,247	$7,113
01/31/21	$9,717	$10,618	$17,093	$7,464
02/28/21	$10,133	$10,619	$17,283	$8,254
03/31/21	$10,012	$10,620	$17,668	$8,076
04/30/21	$10,451	$10,620	$18,314	$8,741
05/31/21	$10,469	$10,620	$18,418	$8,962
06/30/21	$10,608	$10,620	$18,728	$9,346
07/31/21	$10,593	$10,620	$19,079	$9,494
08/31/21	$10,639	$10,621	$19,501	$9,275
09/30/21	$10,521	$10,621	$18,997	$9,835
10/31/21	$10,653	$10,621	$19,644	$10,405
11/30/21	$10,297	$10,622	$19,789	$9,279
12/31/21	$10,385	$10,623	$20,110	$9,983
01/31/22	$10,220	$10,622	$19,078	$11,144
02/28/22	$10,397	$10,623	$18,824	$12,122
03/31/22	$10,573	$10,627	$19,240	$13,290
04/30/22	$10,432	$10,628	$17,765	$13,970
05/31/22	$10,506	$10,635	$17,933	$14,679
06/30/22	$10,291	$10,638	$16,892	$13,557
07/31/22	$10,241	$10,643	$17,913	$13,551
08/31/22	$10,223	$10,660	$17,378	$13,188
09/30/22	$10,132	$10,687	$16,183	$12,159
10/31/22	$10,266	$10,704	$16,798	$12,974
11/30/22	$10,005	$10,738	$17,137	$12,753
12/31/22	$9,782	$10,777	$16,858	$12,577
01/31/23	$10,048	$10,811	$17,517	$12,566
02/28/23	$10,036	$10,846	$17,080	$12,085
03/31/23	$10,379	$10,893	$17,631	$11,956
04/30/23	$10,503	$10,927	$17,839	$11,865
05/31/23	$10,716	$10,970	$17,808	$11,140
06/30/23	$10,809	$11,020	$18,496	$11,629
07/31/23	$10,954	$11,064	$18,849	$12,878
08/31/23	$10,837	$11,114	$18,619	$12,955
09/30/23	$10,908	$11,165	$17,895	$13,488
10/31/23	$10,806	$11,215	$17,557	$12,923
11/30/23	$11,063	$11,265	$18,835	$12,452
12/31/23	$11,362	$11,318	$19,638	$12,040
01/31/24	$11,340	$11,366	$19,814	$12,578
02/29/24	$11,833	$11,413	$20,343	$12,688
03/31/24	$12,184	$11,464	$20,820	$13,288
04/30/24	$11,872	$11,513	$20,091	$13,442
05/31/24	$11,937	$11,568	$20,840	$13,186
06/30/24	$11,778	$11,615	$21,384	$13,374
07/31/24	$11,771	$11,667	$21,747	$12,903
08/31/24	$11,612	$11,723	$22,188	$12,681
09/30/24	$11,521	$11,774	$22,590	$12,671
10/31/24	$11,602	$11,819	$22,245	$12,728
11/30/24	$11,921	$11,864	$23,130	$12,736
12/31/24	$11,738	$11,912	$22,645	$13,154
01/31/25	$11,909	$11,956	$23,071	$13,590
02/28/25	$11,637	$11,994	$23,088	$13,407
03/31/25	$11,476	$12,034	$22,314	$13,796
04/30/25	$11,526	$12,075	$22,258	$12,633
05/31/25	$11,664	$12,119	$23,031	$12,834
06/30/25	$11,883	$12,159	$23,886	$13,408
07/31/25	$12,081	$12,201	$24,182	$13,893
08/31/25	$12,323	$12,249	$24,593	$13,865

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	6.12%	6.42%	2.11%
ICE BofA US 3-Month Treasury Bill Index	4.48%	2.91%	2.05%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	10.84%	8.40%	9.42%
S&P GSCI Index	9.34%	16.55%	3.32%

Key Fund Statistics

  Total Net Assets$164,938,650
  # of Portfolio Holdings4
  Portfolio Turnover Rate96%
  Investment Advisory Fees Paid, Net$1,104,924

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.11%, due 2/5/2026	80.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	5.9%
WisdomTree Floating Rate Treasury Fund	4.4%
WisdomTree Bitcoin Fund	2.8%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	80.5%
Exchange-Traded Funds	7.2%
Mutual Fund	5.9%
Other Assets and Liabilities, Net	6.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Managed Futures Strategy Fund

Annual Shareholder Report - August 31, 2025

Ticker: WTMF

WTMF - 082025

WisdomTree Mortgage Plus Bond Fund

Ticker: MTGP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$46	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.42% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Index, which returned 3.52% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from an overweight to the Collateralized Mortgage Obligation (CMO) sector through the period.

  However, an underweight to Passthrough Mortgage-backed Securities detracted from Fund performance during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance November 14, 2019 (inception) through August 31, 2025

	WisdomTree Mortgage Plus Bond Fund $10,370	Bloomberg U.S. Aggregate Bond Index $10,360	Bloomberg U.S. Securitized MBS/ABS/CMBS Index $10,276
11/14/19	$10,000	$10,000	$10,000
11/30/19	$10,012	$10,037	$10,012
12/31/19	$10,020	$10,030	$10,028
01/31/20	$10,144	$10,223	$10,111
02/29/20	$10,268	$10,407	$10,229
03/31/20	$10,058	$10,346	$10,301
04/30/20	$10,173	$10,530	$10,372
05/31/20	$10,243	$10,579	$10,393
06/30/20	$10,338	$10,646	$10,398
07/31/20	$10,420	$10,805	$10,425
08/31/20	$10,445	$10,717	$10,430
09/30/20	$10,469	$10,712	$10,423
10/31/20	$10,444	$10,664	$10,416
11/30/20	$10,498	$10,768	$10,429
12/31/20	$10,518	$10,783	$10,455
01/31/21	$10,544	$10,706	$10,462
02/28/21	$10,471	$10,551	$10,389
03/31/21	$10,429	$10,420	$10,332
04/30/21	$10,490	$10,502	$10,391
05/31/21	$10,495	$10,536	$10,380
06/30/21	$10,504	$10,610	$10,378
07/31/21	$10,569	$10,729	$10,444
08/31/21	$10,548	$10,708	$10,427
09/30/21	$10,505	$10,616	$10,387
10/31/21	$10,486	$10,613	$10,366
11/30/21	$10,488	$10,644	$10,356
12/31/21	$10,458	$10,617	$10,346
01/31/22	$10,343	$10,388	$10,193
02/28/22	$10,263	$10,272	$10,093
03/31/22	$9,996	$9,987	$9,829
04/30/22	$9,704	$9,608	$9,495
05/31/22	$9,740	$9,670	$9,593
06/30/22	$9,623	$9,518	$9,446
07/31/22	$9,849	$9,751	$9,739
08/31/22	$9,570	$9,475	$9,414
09/30/22	$9,157	$9,066	$8,955
10/31/22	$9,000	$8,948	$8,827
11/30/22	$9,284	$9,277	$9,175
12/31/22	$9,237	$9,236	$9,138
01/31/23	$9,517	$9,520	$9,433
02/28/23	$9,289	$9,274	$9,191
03/31/23	$9,471	$9,509	$9,364
04/30/23	$9,522	$9,567	$9,415
05/31/23	$9,425	$9,463	$9,347
06/30/23	$9,356	$9,429	$9,305
07/31/23	$9,353	$9,422	$9,301
08/31/23	$9,294	$9,362	$9,230
09/30/23	$9,071	$9,124	$8,951
10/31/23	$8,898	$8,980	$8,775
11/30/23	$9,270	$9,387	$9,216
12/31/23	$9,629	$9,746	$9,603
01/31/24	$9,653	$9,720	$9,566
02/29/24	$9,527	$9,582	$9,417
03/31/24	$9,609	$9,671	$9,515
04/30/24	$9,354	$9,426	$9,238
05/31/24	$9,522	$9,586	$9,418
06/30/24	$9,638	$9,677	$9,527
07/31/24	$9,876	$9,903	$9,772
08/31/24	$10,027	$10,045	$9,927
09/30/24	$10,153	$10,180	$10,045
10/31/24	$9,885	$9,927	$9,770
11/30/24	$10,005	$10,032	$9,897
12/31/24	$9,859	$9,868	$9,742
01/31/25	$9,906	$9,920	$9,793
02/28/25	$10,121	$10,139	$10,035
03/31/25	$10,132	$10,143	$10,035
04/30/25	$10,181	$10,182	$10,067
05/31/25	$10,086	$10,110	$9,981
06/30/25	$10,247	$10,265	$10,154
07/31/25	$10,207	$10,238	$10,115
08/31/25	$10,370	$10,360	$10,276

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 11/14/19
Fund NAV Returns	3.42%	-0.14%	0.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	0.61%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	3.52%	-0.30%	0.47%

Key Fund Statistics

  Total Net Assets$66,344,310
  # of Portfolio Holdings167
  Portfolio Turnover Rate188%
  Portfolio Turnover Rate Excluding TBA Roll Transactions31%
  Investment Advisory Fees Paid, Net$258,649

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	9.2%
Federal National Mortgage Association, 5.50%, due 6/1/2055	5.1%
Federal National Mortgage Association, 5.00%, due 8/1/2053	4.0%
Uniform Mortgage-Backed Securities, 4.50%, due 10/1/2055	2.9%
Uniform Mortgage-Backed Securities, 4.00%, due 10/1/2055	2.8%
Government National Mortgage Association, 2.00%, due 10/20/2051	2.7%
Federal National Mortgage Association, 5.00%, due 9/1/2052	2.7%
Federal National Mortgage Association, 3.00%, due 5/1/2052	2.3%
Government National Mortgage Association, 5.50%, due 10/15/2054	2.3%
Federal National Mortgage Association, 2.00%, due 1/1/2052	2.2%

Investment Breakdown (% of Net Assets)

U.S. Government Agencies	61.7%
Collateralized Mortgage Obligations	27.2%
Mutual Fund	9.2%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Loan Obligations	2.6%
Asset-Backed Securities	1.0%
Other Assets and Liabilities, Net	(8.4)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Mortgage Plus Bond Fund

Annual Shareholder Report - August 31, 2025

Ticker: MTGP

MTGP - 082025

WisdomTree Private Credit and Alternative Income Fund

Ticker: HYIN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Fund	$51	0.50%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.21% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index, which returned 8.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from exposure to broad private credit lending during the period, as well as exposure to Multi-Sector Alternative Credit.

  Exposure to Commercial Real Estate lending detracted from performance during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance May 6, 2021 (inception) through August 31, 2025

	WisdomTree Private Credit and Alternative Income Fund $11,125	Bloomberg U.S. Aggregate Bond Index $9,843	S&P 500® Index $16,537	ICE BofA Merrill Lynch U.S. High Yield Index $11,941	Gapstow Private Credit and Alternative Income Index $11,347
05/06/21	$10,000	$10,000	$10,000	$10,000	$10,000
05/31/21	$10,080	$10,010	$10,103	$10,014	$10,129
06/30/21	$10,280	$10,081	$10,338	$10,151	$10,286
07/31/21	$10,140	$10,194	$10,584	$10,187	$10,152
08/31/21	$10,333	$10,174	$10,906	$10,243	$10,348
09/30/21	$10,189	$10,086	$10,399	$10,246	$10,207
10/31/21	$10,517	$10,083	$11,127	$10,228	$10,550
11/30/21	$10,042	$10,113	$11,050	$10,123	$10,075
12/31/21	$10,255	$10,087	$11,545	$10,314	$10,298
01/31/22	$10,255	$9,870	$10,948	$10,030	$10,302
02/28/22	$9,734	$9,760	$10,620	$9,940	$9,779
03/31/22	$9,938	$9,489	$11,014	$9,848	$9,991
04/30/22	$9,239	$9,129	$10,054	$9,490	$9,285
05/31/22	$9,286	$9,187	$10,072	$9,514	$9,334
06/30/22	$8,465	$9,043	$9,241	$8,866	$8,508
07/31/22	$9,495	$9,264	$10,093	$9,400	$9,563
08/31/22	$8,938	$9,002	$9,681	$9,175	$9,003
09/30/22	$7,397	$8,614	$8,790	$8,806	$7,438
10/31/22	$8,197	$8,502	$9,501	$9,057	$8,260
11/30/22	$8,696	$8,815	$10,032	$9,226	$8,767
12/31/22	$8,088	$8,775	$9,454	$9,156	$8,152
01/31/23	$9,220	$9,045	$10,048	$9,515	$9,313
02/28/23	$8,910	$8,811	$9,803	$9,392	$9,002
03/31/23	$8,341	$9,035	$10,163	$9,497	$8,426
04/30/23	$8,511	$9,090	$10,322	$9,586	$8,598
05/31/23	$8,346	$8,991	$10,367	$9,498	$8,429
06/30/23	$9,043	$8,958	$11,052	$9,652	$9,142
07/31/23	$9,522	$8,952	$11,407	$9,790	$9,636
08/31/23	$9,410	$8,895	$11,225	$9,818	$9,522
09/30/23	$9,147	$8,669	$10,690	$9,702	$9,257
10/31/23	$8,602	$8,532	$10,465	$9,584	$8,700
11/30/23	$9,416	$8,919	$11,421	$10,019	$9,527
12/31/23	$9,857	$9,260	$11,940	$10,387	$9,975
01/31/24	$9,777	$9,235	$12,140	$10,391	$9,897
02/29/24	$9,743	$9,104	$12,789	$10,422	$9,869
03/31/24	$10,094	$9,188	$13,200	$10,542	$10,229
04/30/24	$9,819	$8,956	$12,661	$10,440	$9,946
05/31/24	$10,119	$9,108	$13,289	$10,559	$10,254
06/30/24	$10,231	$9,194	$13,765	$10,657	$10,375
07/31/24	$10,733	$9,409	$13,933	$10,870	$10,895
08/31/24	$10,779	$9,544	$14,271	$11,042	$10,943
09/30/24	$10,870	$9,672	$14,576	$11,223	$11,041
10/31/24	$10,532	$9,432	$14,444	$11,162	$10,700
11/30/24	$10,841	$9,532	$15,291	$11,287	$11,023
12/31/24	$10,582	$9,376	$14,927	$11,241	$10,759
01/31/25	$10,862	$9,426	$15,343	$11,396	$11,050
02/28/25	$11,149	$9,633	$15,142	$11,470	$11,347
03/31/25	$10,761	$9,637	$14,289	$11,347	$10,957
04/30/25	$10,311	$9,674	$14,192	$11,347	$10,499
05/31/25	$10,424	$9,605	$15,086	$11,538	$10,619
06/30/25	$10,726	$9,753	$15,853	$11,752	$10,930
07/31/25	$10,690	$9,727	$16,209	$11,800	$10,902
08/31/25	$11,125	$9,843	$16,537	$11,941	$11,347

Average Annual Total Returns (%)

	1 Year	Since Inception 5/6/21
Fund NAV Returns	3.21%	2.50%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.36%
S&P 500® Index	15.88%	12.33%
ICE BofA Merrill Lynch U.S. High Yield Index	8.14%	4.19%
Gapstow Private Credit and Alternative Income Index	3.69%	2.96%

Key Fund Statistics

  Total Net Assets$62,119,832
  # of Portfolio Holdings36
  Portfolio Turnover Rate33%
  Investment Advisory Fees Paid, Net$232,852

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Main Street Capital Corp.	3.1%
Arbor Realty Trust, Inc.	3.1%
New York Mortgage Trust, Inc.	3.1%
Annaly Capital Management, Inc.	3.0%
Redwood Trust, Inc.	3.0%
Rithm Capital Corp.	3.0%
Hercules Capital, Inc.	3.0%
Angel Oak Mortgage REIT, Inc.	3.0%
Ladder Capital Corp.	3.0%
Apollo Commercial Real Estate Finance, Inc.	3.0%

Investment Breakdown (% of Net Assets)

Common Stocks	66.6%
Closed-End Funds	33.3%
Mutual Fund	0.5%
Other Assets and Liabilities, Net	(0.4)%
Total	100.0%

Material Fund Changes

On July 18, 2025, WisdomTree Private Credit and Alternative Income (“HYIN”) (formerly, the WisdomTree Alternative Income Fund) changed its name, investment objective, principal investment strategies and non-fundamental investment policy adopted under Rule 35d-1 of the 1940 Act. As of July 18, 2025, HYIN seeks to track the price and yield performance, before fees and expenses, of the Gapstow Private Credit and Alternative Income Index (formerly, the Gapstow Liquid Alternative Credit Index) (the “Index”). The Index is provided by Gapstow Capital Partners, L.P. and is designed to provide diversified exposure to private credit and other alternative credit investments. HYIN invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investments in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Private Credit and Alternative Income Fund

Annual Shareholder Report - August 31, 2025

Ticker: HYIN

HYIN - 082025

WisdomTree Target Range Fund

Ticker: GTR

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$73	0.70%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.68% at net asset value (NAV) for the fiscal year ended August 31, 2025, underperforming the Fund’s primary comparative benchmark, the MSCI AC World Index (ACWI), which returned 15.79% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Each equity index that the Fund is inherently exposed to based on the ETF options held performed well over the past year. The MSCI EAFE and Emerging Markets Indexes gained between 14-18%, in U.S. dollar terms, while the S&P 500 and Russell 2000 rose over 15% and 8%, respectively, in USD terms.

  Because the Fund sells 15% out-of-the-money call options and buys 15% in-the-money call options on four ETFs that track these indexes, performance was strong for the Fund in this environment.

  However, Fund performance was ultimately capped by the call options sold (which became valuable as markets climbed higher). This means that the Fund was not able to benefit from additional market gains beyond this 15% target range.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance October 7, 2021 (inception) through August 31, 2025

	WisdomTree Target Range Fund $11,160	MSCI AC World Index $14,285	TOPS Global Target Range Index $11,199
10/07/21	$10,000	$10,000	$10,000
10/31/21	$10,400	$10,506	$10,414
11/30/21	$10,164	$10,253	$10,174
12/31/21	$10,436	$10,663	$10,462
01/31/22	$9,772	$10,140	$9,855
02/28/22	$9,676	$9,878	$9,690
03/31/22	$9,780	$10,092	$9,805
04/30/22	$9,264	$9,284	$9,299
05/31/22	$9,200	$9,295	$9,252
06/30/22	$8,727	$8,511	$8,775
07/31/22	$9,012	$9,106	$9,067
08/31/22	$8,800	$8,770	$8,895
09/30/22	$8,463	$7,931	$8,554
10/31/22	$8,635	$8,409	$8,764
11/30/22	$8,776	$9,062	$8,908
12/31/22	$8,454	$8,705	$8,612
01/31/23	$8,687	$9,329	$8,788
02/28/23	$8,542	$9,062	$8,652
03/31/23	$8,615	$9,341	$8,720
04/30/23	$8,707	$9,475	$8,833
05/31/23	$8,655	$9,374	$8,801
06/30/23	$9,009	$9,918	$9,162
07/31/23	$9,226	$10,281	$9,402
08/31/23	$9,033	$9,994	$9,208
09/30/23	$8,730	$9,581	$8,912
10/31/23	$8,470	$9,292	$8,665
11/30/23	$9,093	$10,150	$9,299
12/31/23	$9,491	$10,638	$9,709
01/31/24	$9,400	$10,700	$9,575
02/29/24	$9,616	$11,159	$9,829
03/31/24	$9,815	$11,510	$10,021
04/30/24	$9,644	$11,130	$9,850
05/31/24	$9,944	$11,582	$10,170
06/30/24	$10,007	$11,840	$10,225
07/31/24	$10,187	$12,031	$10,440
08/31/24	$10,364	$12,336	$10,632
09/30/24	$10,493	$12,623	$10,775
10/31/24	$10,294	$12,340	$10,616
11/30/24	$10,789	$12,801	$11,070
12/31/24	$10,327	$12,498	$10,618
01/31/25	$10,493	$12,918	$10,604
02/28/25	$10,445	$12,840	$10,534
03/31/25	$10,148	$12,333	$10,269
04/30/25	$10,183	$12,448	$10,314
05/31/25	$10,516	$13,163	$10,658
06/30/25	$10,808	$13,754	$10,870
07/31/25	$10,848	$13,941	$10,879
08/31/25	$11,160	$14,285	$11,199

Average Annual Total Returns (%)

	1 Year	Since Inception 10/7/21
Fund NAV Returns	7.68%	2.85%
MSCI AC World Index	15.79%	9.56%
TOPS Global Target Range Index	5.33%	2.94%

Key Fund Statistics

  Total Net Assets$59,535,178
  # of Portfolio Holdings6
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid, Net$402,079

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.11%, due 2/5/2026	71.0%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $495 expiring 1/16/2026	12.5%
iShares Russell 2000 ETF, Purchased Call Option @ $187 expiring 1/16/2026	4.3%
iShares MSCI EAFE ETF, Purchased Call Option @ $76 expiring 1/16/2026	4.1%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $42 expiring 1/16/2026	1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	1.4%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	71.0%
Purchased Options (Exchange-Traded)	22.8%
Mutual Fund	1.4%
Other Assets and Liabilities, Net	4.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Target Range Fund

Annual Shareholder Report - August 31, 2025

Ticker: GTR

GTR - 082025

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Ticker: UNIY

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.71% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from an underweight to U.S. Treasury bonds during the period as well as an overweight to corporate credit.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance February 7, 2023 (inception) through August 31, 2025

	WisdomTree Voya Yield Enhanced USD Universal Bond Fund $11,113	Bloomberg U.S. Aggregate Bond Index $10,961	Bloomberg US Universal Enhanced Yield Index $11,218
02/07/23	$10,000	$10,000	$10,000
02/28/23	$9,801	$9,812	$9,811
03/31/23	$10,031	$10,061	$10,036
04/30/23	$10,096	$10,122	$10,099
05/31/23	$9,986	$10,012	$9,998
06/30/23	$9,978	$9,976	$9,991
07/31/23	$9,996	$9,969	$10,010
08/31/23	$9,939	$9,905	$9,956
09/30/23	$9,710	$9,654	$9,732
10/31/23	$9,567	$9,501	$9,593
11/30/23	$10,006	$9,932	$10,033
12/31/23	$10,379	$10,312	$10,415
01/31/24	$10,366	$10,283	$10,398
02/29/24	$10,233	$10,138	$10,280
03/31/24	$10,329	$10,232	$10,386
04/30/24	$10,084	$9,973	$10,147
05/31/24	$10,250	$10,142	$10,319
06/30/24	$10,339	$10,238	$10,407
07/31/24	$10,562	$10,478	$10,638
08/31/24	$10,715	$10,628	$10,796
09/30/24	$10,867	$10,770	$10,953
10/31/24	$10,623	$10,503	$10,708
11/30/24	$10,750	$10,614	$10,829
12/31/24	$10,572	$10,441	$10,657
01/31/25	$10,629	$10,496	$10,722
02/28/25	$10,851	$10,727	$10,944
03/31/25	$10,835	$10,731	$10,929
04/30/25	$10,861	$10,773	$10,953
05/31/25	$10,820	$10,696	$10,915
06/30/25	$10,994	$10,860	$11,096
07/31/25	$10,986	$10,832	$11,087
08/31/25	$11,113	$10,961	$11,218

Average Annual Total Returns (%)

	1 Year	Since Inception 2/7/23
Fund NAV Returns	3.71%	4.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	3.64%
Bloomberg US Universal Enhanced Yield Index	3.91%	4.58%

Key Fund Statistics

  Total Net Assets$1,381,872,367
  # of Portfolio Holdings6,838
  Portfolio Turnover Rate29%
  Portfolio Turnover Rate Excluding TBA Roll Transactions27%
  Investment Advisory Fees Paid, Net$1,954,381

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 1/31/2026	10.8%
U.S. Treasury Notes, 0.25%, due 10/31/2025	3.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	2.5%
U.S. Treasury Bonds, 1.88%, due 2/15/2041	2.2%
U.S. Treasury Notes, 0.63%, due 8/15/2030	1.7%
U.S. Treasury Notes, 3.63%, due 8/31/2027	0.8%
U.S. Treasury Bonds, 4.88%, due 8/15/2045	0.7%
U.S. Treasury Bonds, 4.75%, due 5/15/2055	0.6%
Federal National Mortgage Association, 5.00%, due 1/1/2055	0.6%
Federal National Mortgage Association, 2.00%, due 2/1/2052	0.6%

Investment Breakdown (% of Net Assets)

Corporate Bonds	42.1%
U.S. Government Obligations	25.7%
U.S. Government Agencies	19.0%
Foreign Government Obligations	4.2%
Commercial Mortgage-Backed Securities	3.0%
Mutual Fund	2.5%
Asset-Backed Securities	2.2%
Foreign Government Agencies	1.1%
Others	0.9%
Other Assets and Liabilities, Net	(0.7)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Annual Shareholder Report - August 31, 2025

Ticker: UNIY

UNIY - 082025

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Ticker: AGGY

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$12	0.12%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.39% at net asset value (“NAV”) for the fiscal year ended August 31, 2025, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond index, which returned 3.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Treasury yields were volatile throughout the fiscal year with long-term rates rising in the first half of the period due to persistent inflation that delayed anticipated Fed rate cuts. Later, yields retraced as expectations for easing gained traction. Credit spreads remained mostly rangebound and near historically tight levels, which supported income generation across sectors.

  The Fund’s overweight to investment grade corporate bonds contributed positively through steady coupon income receipts as the sector maintained tight spreads relative to Treasuries. This carry was a consistent driver of excess returns versus the benchmark.

  The Fund’s underweight to Treasuries supported performance during periods of rising yields, causing long-duration government bonds to underperform. However, this positioning detracted later in the fiscal year as yields declined amid growing expectations for imminent policy easing from the Federal Reserve, allowing the benchmark’s heavier Treasury allocation to benefit from greater price appreciation.

  The Fund’s underweight in agency residential mortgage-backed securities modestly detracted from performance. The sector delivered steady carry and performed similarly to corporates relative to Treasuries, making the underexposure less advantageous.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2025

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund $12,161	Bloomberg U.S. Aggregate Bond Index $11,949	Bloomberg U.S. Aggregate Enhanced Yield Index $12,376
08/31/15	$10,000	$10,000	$10,000
09/30/15	$10,058	$10,068	$10,059
10/31/15	$10,097	$10,069	$10,090
11/30/15	$10,054	$10,043	$10,062
12/31/15	$9,987	$10,010	$9,996
01/31/16	$10,091	$10,148	$10,093
02/29/16	$10,170	$10,220	$10,173
03/31/16	$10,360	$10,314	$10,345
04/30/16	$10,444	$10,353	$10,425
05/31/16	$10,434	$10,356	$10,429
06/30/16	$10,664	$10,542	$10,656
07/31/16	$10,772	$10,609	$10,766
08/31/16	$10,781	$10,597	$10,775
09/30/16	$10,760	$10,590	$10,763
10/31/16	$10,664	$10,509	$10,675
11/30/16	$10,365	$10,261	$10,383
12/31/16	$10,397	$10,275	$10,412
01/31/17	$10,425	$10,295	$10,447
02/28/17	$10,523	$10,365	$10,546
03/31/17	$10,511	$10,359	$10,542
04/30/17	$10,617	$10,439	$10,652
05/31/17	$10,728	$10,520	$10,760
06/30/17	$10,729	$10,509	$10,762
07/31/17	$10,800	$10,554	$10,836
08/31/17	$10,894	$10,649	$10,935
09/30/17	$10,857	$10,598	$10,897
10/31/17	$10,884	$10,604	$10,924
11/30/17	$10,865	$10,591	$10,912
12/31/17	$10,938	$10,639	$10,988
01/31/18	$10,818	$10,517	$10,868
02/28/18	$10,668	$10,417	$10,724
03/31/18	$10,709	$10,484	$10,771
04/30/18	$10,610	$10,406	$10,667
05/31/18	$10,669	$10,480	$10,731
06/30/18	$10,623	$10,467	$10,692
07/31/18	$10,677	$10,470	$10,743
08/31/18	$10,737	$10,537	$10,807
09/30/18	$10,687	$10,469	$10,755
10/31/18	$10,550	$10,386	$10,620
11/30/18	$10,572	$10,448	$10,648
12/31/18	$10,750	$10,640	$10,827
01/31/19	$10,930	$10,753	$11,017
02/28/19	$10,943	$10,747	$11,030
03/31/19	$11,198	$10,954	$11,285
04/30/19	$11,231	$10,956	$11,322
05/31/19	$11,417	$11,151	$11,515
06/30/19	$11,627	$11,291	$11,722
07/31/19	$11,680	$11,316	$11,772
08/31/19	$12,017	$11,609	$12,114
09/30/19	$11,946	$11,547	$12,049
10/31/19	$11,992	$11,582	$12,102
11/30/19	$12,003	$11,576	$12,112
12/31/19	$12,021	$11,568	$12,132
01/31/20	$12,281	$11,791	$12,397
02/29/20	$12,462	$12,003	$12,587
03/31/20	$12,000	$11,932	$12,074
04/30/20	$12,333	$12,144	$12,415
05/31/20	$12,438	$12,201	$12,520
06/30/20	$12,537	$12,278	$12,629
07/31/20	$12,748	$12,461	$12,849
08/31/20	$12,635	$12,360	$12,735
09/30/20	$12,635	$12,354	$12,738
10/31/20	$12,552	$12,298	$12,662
11/30/20	$12,710	$12,419	$12,822
12/31/20	$12,741	$12,436	$12,859
01/31/21	$12,647	$12,347	$12,765
02/28/21	$12,428	$12,169	$12,548
03/31/21	$12,230	$12,017	$12,351
04/30/21	$12,350	$12,112	$12,475
05/31/21	$12,400	$12,151	$12,528
06/30/21	$12,527	$12,237	$12,657
07/31/21	$12,692	$12,374	$12,826
08/31/21	$12,660	$12,350	$12,794
09/30/21	$12,526	$12,243	$12,663
10/31/21	$12,534	$12,240	$12,673
11/30/21	$12,562	$12,276	$12,706
12/31/21	$12,526	$12,245	$12,681
01/31/22	$12,206	$11,981	$12,351
02/28/22	$12,026	$11,847	$12,170
03/31/22	$11,663	$11,518	$11,801
04/30/22	$11,101	$11,081	$11,237
05/31/22	$11,180	$11,152	$11,318
06/30/22	$10,957	$10,977	$11,090
07/31/22	$11,284	$11,246	$11,421
08/31/22	$10,934	$10,928	$11,073
09/30/22	$10,412	$10,456	$10,540
10/31/22	$10,265	$10,320	$10,394
11/30/22	$10,685	$10,700	$10,815
12/31/22	$10,621	$10,651	$10,771
01/31/23	$10,997	$10,979	$11,139
02/28/23	$10,707	$10,695	$10,848
03/31/23	$10,970	$10,967	$11,111
04/30/23	$11,040	$11,033	$11,183
05/31/23	$10,925	$10,913	$11,069
06/30/23	$10,909	$10,874	$11,051
07/31/23	$10,923	$10,867	$11,068
08/31/23	$10,865	$10,797	$11,014
09/30/23	$10,620	$10,523	$10,769
10/31/23	$10,467	$10,357	$10,617
11/30/23	$10,965	$10,826	$11,121
12/31/23	$11,374	$11,240	$11,550
01/31/24	$11,370	$11,210	$11,539
02/29/24	$11,222	$11,051	$11,392
03/31/24	$11,331	$11,153	$11,510
04/30/24	$11,059	$10,871	$11,230
05/31/24	$11,253	$11,056	$11,428
06/30/24	$11,341	$11,160	$11,520
07/31/24	$11,591	$11,421	$11,777
08/31/24	$11,762	$11,585	$11,948
09/30/24	$11,937	$11,740	$12,131
10/31/24	$11,652	$11,449	$11,842
11/30/24	$11,807	$11,570	$11,989
12/31/24	$11,580	$11,381	$11,771
01/31/25	$11,640	$11,441	$11,834
02/28/25	$11,896	$11,693	$12,095
03/31/25	$11,866	$11,697	$12,067
04/30/25	$11,877	$11,743	$12,078
05/31/25	$11,835	$11,659	$12,037
06/30/25	$12,042	$11,839	$12,249
07/31/25	$12,024	$11,807	$12,235
08/31/25	$12,161	$11,949	$12,376

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	3.39%	-0.76%	1.98%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Aggregate Enhanced Yield Index	3.58%	-0.57%	2.15%

Key Fund Statistics

  Total Net Assets$808,533,947
  # of Portfolio Holdings2,196
  Portfolio Turnover Rate110%
  Portfolio Turnover Rate Excluding TBA Roll Transactions66%
  Investment Advisory Fees Paid, Net$1,047,328

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.34%, due 9/2/2025	3.2%
Tennessee Valley Authority, 5.25%, due 9/15/2039	1.0%
Tennessee Valley Authority, 5.88%, due 4/1/2036	0.8%
Uniform Mortgage-Backed Securities, 2.00%, due 9/15/2055	0.7%
Federal Home Loan Bank, 5.50%, due 7/15/2036	0.7%
Tennessee Valley Authority, 5.25%, due 2/1/2055	0.6%
Uniform Mortgage-Backed Securities, 5.50%, due 9/15/2055	0.5%
Uniform Mortgage-Backed Securities, 6.00%, due 9/15/2055	0.5%
Uniform Mortgage-Backed Securities, 2.50%, due 9/15/2055	0.5%
Federal National Mortgage Association, 5.63%, due 7/15/2037	0.5%

Investment Breakdown (% of Net Assets)

Corporate Bonds	40.2%
U.S. Government Obligations	25.7%
U.S. Government Agencies	18.0%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	4.7%
Repurchase Agreement	3.2%
Foreign Government Obligations	2.8%
Municipal Bonds	0.2%
Foreign Government Agencies	0.1%
Other Assets and Liabilities, Net	(1.4)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Annual Shareholder Report - August 31, 2025

Ticker: AGGY

AGGY - 082025

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Ticker: SHAG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2025

This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$12	0.12%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.25% at net asset value (NAV) for the fiscal year ended August 31, 2025, outperforming its primary benchmark, the Bloomberg U.S. Short Aggregate Composite Index, which returned 4.83% during the same period. The following summarizes the key factors that affected the Fund’s performance during this period:

  The Federal Reserve began its rate-cutting cycle in September 2024, delivering three cuts totaling 100 basis points (bps) by fiscal year-end. As a result, the Fund benefited from its short maturity bond exposures as rates began to decline from high levels.

  The Fund benefited from overweight exposure to Commercial Mortgage-Backed Securities (CMBS), Asset-Backed Securities (ABS), and Industrials.

  Financials exposure also produced positive performance impacts in aggregate, driven by an overweight to the sector but slightly offset by poor security selection effects.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance May 18, 2017 (inception) through August 31, 2025

	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund $11,908	Bloomberg U.S. Aggregate Bond Index $11,391	Bloomberg U.S. Short Aggregate Composite Index $11,869	Bloomberg U.S. Short Aggregate Enhanced Yield Index $11,965
05/18/17	$10,000	$10,000	$10,000	$10,000
05/31/17	$10,014	$10,029	$10,011	$10,015
06/30/17	$10,006	$10,019	$9,998	$10,007
07/31/17	$10,052	$10,062	$10,034	$10,057
08/31/17	$10,086	$10,152	$10,071	$10,096
09/30/17	$10,063	$10,104	$10,044	$10,075
10/31/17	$10,064	$10,110	$10,040	$10,081
11/30/17	$10,028	$10,097	$10,010	$10,049
12/31/17	$10,041	$10,143	$10,014	$10,059
01/31/18	$9,985	$10,026	$9,958	$10,005
02/28/18	$9,946	$9,931	$9,934	$9,968
03/31/18	$9,957	$9,995	$9,961	$9,983
04/30/18	$9,940	$9,921	$9,933	$9,960
05/31/18	$9,984	$9,991	$9,980	$10,008
06/30/18	$9,974	$9,979	$9,978	$10,002
07/31/18	$9,988	$9,981	$9,978	$10,018
08/31/18	$10,039	$10,046	$10,025	$10,071
09/30/18	$10,022	$9,981	$10,002	$10,056
10/31/18	$10,015	$9,902	$10,005	$10,046
11/30/18	$10,034	$9,961	$10,044	$10,063
12/31/18	$10,129	$10,144	$10,150	$10,159
01/31/19	$10,221	$10,252	$10,208	$10,255
02/28/19	$10,250	$10,246	$10,221	$10,290
03/31/19	$10,356	$10,443	$10,317	$10,402
04/30/19	$10,384	$10,445	$10,337	$10,435
05/31/19	$10,471	$10,631	$10,436	$10,526
06/30/19	$10,564	$10,764	$10,514	$10,625
07/31/19	$10,566	$10,788	$10,505	$10,626
08/31/19	$10,685	$11,068	$10,625	$10,751
09/30/19	$10,673	$11,009	$10,608	$10,742
10/31/19	$10,717	$11,042	$10,646	$10,792
11/30/19	$10,713	$11,036	$10,640	$10,791
12/31/19	$10,744	$11,028	$10,662	$10,825
01/31/20	$10,847	$11,241	$10,757	$10,934
02/29/20	$10,946	$11,443	$10,872	$11,036
03/31/20	$10,714	$11,376	$10,890	$10,738
04/30/20	$10,925	$11,578	$10,986	$10,944
05/31/20	$11,030	$11,632	$11,042	$11,037
06/30/20	$11,107	$11,705	$11,080	$11,095
07/31/20	$11,159	$11,880	$11,119	$11,146
08/31/20	$11,166	$11,784	$11,125	$11,158
09/30/20	$11,170	$11,777	$11,123	$11,156
10/31/20	$11,162	$11,725	$11,118	$11,153
11/30/20	$11,199	$11,840	$11,141	$11,183
12/31/20	$11,223	$11,856	$11,163	$11,216
01/31/21	$11,223	$11,771	$11,164	$11,225
02/28/21	$11,179	$11,601	$11,128	$11,184
03/31/21	$11,152	$11,456	$11,101	$11,147
04/30/21	$11,188	$11,547	$11,129	$11,189
05/31/21	$11,216	$11,585	$11,156	$11,220
06/30/21	$11,196	$11,666	$11,133	$11,201
07/31/21	$11,255	$11,796	$11,177	$11,254
08/31/21	$11,243	$11,774	$11,169	$11,243
09/30/21	$11,208	$11,672	$11,139	$11,206
10/31/21	$11,159	$11,669	$11,085	$11,144
11/30/21	$11,151	$11,703	$11,078	$11,133
12/31/21	$11,138	$11,673	$11,062	$11,121
01/31/22	$11,009	$11,422	$10,947	$10,981
02/28/22	$10,932	$11,295	$10,882	$10,899
03/31/22	$10,707	$10,981	$10,673	$10,655
04/30/22	$10,567	$10,564	$10,552	$10,499
05/31/22	$10,642	$10,632	$10,629	$10,581
06/30/22	$10,546	$10,465	$10,540	$10,478
07/31/22	$10,672	$10,721	$10,649	$10,615
08/31/22	$10,510	$10,418	$10,496	$10,445
09/30/22	$10,293	$9,968	$10,292	$10,214
10/31/22	$10,259	$9,839	$10,268	$10,178
11/30/22	$10,430	$10,201	$10,418	$10,360
12/31/22	$10,430	$10,155	$10,422	$10,365
01/31/23	$10,570	$10,467	$10,558	$10,521
02/28/23	$10,423	$10,196	$10,423	$10,387
03/31/23	$10,583	$10,455	$10,612	$10,549
04/30/23	$10,639	$10,519	$10,664	$10,606
05/31/23	$10,586	$10,404	$10,613	$10,564
06/30/23	$10,543	$10,367	$10,546	$10,515
07/31/23	$10,594	$10,360	$10,586	$10,566
08/31/23	$10,611	$10,294	$10,607	$10,587
09/30/23	$10,565	$10,032	$10,555	$10,541
10/31/23	$10,561	$9,874	$10,556	$10,543
11/30/23	$10,737	$10,321	$10,749	$10,743
12/31/23	$10,905	$10,716	$10,930	$10,922
01/31/24	$10,949	$10,687	$10,968	$10,969
02/29/24	$10,892	$10,536	$10,894	$10,916
03/31/24	$10,946	$10,633	$10,949	$10,977
04/30/24	$10,874	$10,364	$10,856	$10,905
05/31/24	$10,973	$10,540	$10,961	$11,008
06/30/24	$11,043	$10,640	$11,036	$11,076
07/31/24	$11,199	$10,888	$11,206	$11,238
08/31/24	$11,314	$11,045	$11,322	$11,352
09/30/24	$11,416	$11,193	$11,430	$11,461
10/31/24	$11,309	$10,915	$11,305	$11,359
11/30/24	$11,371	$11,031	$11,358	$11,419
12/31/24	$11,362	$10,850	$11,343	$11,413
01/31/25	$11,421	$10,908	$11,403	$11,475
02/28/25	$11,537	$11,148	$11,520	$11,588
03/31/25	$11,587	$11,152	$11,576	$11,639
04/30/25	$11,678	$11,196	$11,682	$11,733
05/31/25	$11,676	$11,116	$11,656	$11,730
06/30/25	$11,782	$11,286	$11,752	$11,835
07/31/25	$11,779	$11,257	$11,742	$11,835
08/31/25	$11,908	$11,391	$11,869	$11,965

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/18/17
Fund NAV Returns	5.25%	1.29%	2.13%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.58%
Bloomberg U.S. Short Aggregate Composite Index	4.83%	1.30%	2.09%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	5.40%	1.41%	2.19%

Key Fund Statistics

  Total Net Assets$43,186,419
  # of Portfolio Holdings1,408
  Portfolio Turnover Rate106%
  Portfolio Turnover Rate Excluding TBA Roll Transactions101%
  Investment Advisory Fees Paid, Net$45,945

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 4.35%, due 9/16/2025	8.5%
U.S. Treasury Notes, 0.50%, due 5/31/2027	3.8%
U.S. Treasury Notes, 4.13%, due 1/31/2027	2.2%
U.S. Treasury Notes, 0.75%, due 5/31/2026	2.1%
U.S. Treasury Notes, 3.63%, due 8/31/2027	1.5%
U.S. Treasury Bills, 4.29%, due 9/2/2025	1.3%
U.S. Treasury Notes, 3.75%, due 5/15/2028	1.2%
U.S. Treasury Notes, 4.00%, due 5/31/2030	1.2%
U.S. Treasury Notes, 4.25%, due 12/31/2026	1.2%
U.S. Treasury Notes, 0.63%, due 7/31/2026	1.1%

Investment Breakdown (% of Net Assets)

Corporate Bonds	51.0%
U.S. Government Obligations	26.7%
Commercial Mortgage-Backed Securities	10.4%
U.S. Government Agencies	9.9%
Asset-Backed Securities	1.3%
Foreign Government Obligations	1.2%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	(0.6)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Annual Shareholder Report - August 31, 2025

Ticker: SHAG

SHAG - 082025

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $651,993 for the fiscal year ended August 31, 2025 and $509,894 for the fiscal year ended August 31, 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $10,000 for the fiscal year ended August 31, 2025 and $0 for the fiscal year ended August 31, 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $406,979 for the fiscal year ended August 31, 2025 and $185,807 for the fiscal year ended August 31, 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2025 and $0 for the fiscal year ended August 31, 2024.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $1,350,479 for the fiscal year ended August 31, 2025 and $259,307 for the fiscal year ended August 31, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., August 31, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

August 31, 2025

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)
WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

WisdomTree Bianco Total Return Fund (WTBN)

WisdomTree Core Laddered Municipal Fund (WTMU)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree High Income Laddered Municipal Fund (WTMY)

WisdomTree Inflation Plus Fund (WTIP)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Equity Premium Income Fund (WTPI)

(formerly, WisdomTree PutWrite Strategy Fund)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree Private Credit and Alternative Income Fund (HYIN)

(formerly, WisdomTree Alternative Income Fund)

WisdomTree Target Range Fund (GTR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 97.2%
U.S. Treasury Bills – 97.2%
4.29%, 9/4/25*(a)	$37,360,000	$37,351,281
4.28%, 10/7/25*	37,500,000	37,347,141
4.33%, 11/12/25*	37,770,000	37,470,394
4.17%, 12/11/25*	38,920,000	38,488,232
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $150,613,762)		150,657,048
	Shares
EXCHANGE-TRADED FUND – 4.2%
United States – 4.2%
WisdomTree Floating Rate Treasury Fund(a)(b) (Cost: $6,456,693)	128,500	6,462,265
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(c) (Cost: $271,249)	271,249	271,249
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 23.1%
United States – 23.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(c) (Cost: $35,829,108)	35,829,108	35,829,108
TOTAL INVESTMENTS IN SECURITIES – 124.7% (Cost: $193,170,812)		193,219,670
Other Liabilities less Assets – (24.7)%		(38,251,346)
NET ASSETS – 100.0%		$154,968,324

*      Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,580,643 and the total market value of the collateral held by the Fund was $42,565,226. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,736,118.

(b)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)     Rate shown represents annualized 7-day yield as of August 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
SGD	Singapore dollar
TWD	Taiwan new dollar
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Dividend Income	Securities Lending Income
WisdomTree Floating Rate Treasury Fund	$8,872,655	$16,482,812	$18,894,134	$(2,130)	$3,062	$6,462,265	$391,671	$—
WisdomTree Government Money Market Digital Fund	—	37,500,000	37,500,000	—	—	—^	—	31,858
Total	$8,872,655	$53,982,812	$56,394,134	$(2,130)	$3,062	$6,462,265	$391,671	$31,858

^       As of August 31, 2025, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	9/4/2025	285,630,000	MXN	15,301,413	USD	$343	$—
Bank of America NA	10/3/2025	15,160,359	USD	283,870,000	MXN	—	(479)
Bank of Montreal	9/4/2025	5,175,000	SGD	4,033,909	USD	—	(7)
Bank of Montreal	9/4/2025	3,443,053	USD	4,460,000	SGD	—	(33,509)
Bank of Montreal	10/3/2025	4,047,409	USD	5,180,000	SGD	—	(24)

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	9/4/2025	3,133,077	USD	93,585,000	TWD	$70,990	$—
Canadian Imperial Bank of Commerce	9/4/2025	10,710,000	AUD	7,011,550	USD	—	(2,120)
Canadian Imperial Bank of Commerce	9/4/2025	78,810,000	CNH	11,068,466	USD	—	(311)
Canadian Imperial Bank of Commerce	9/4/2025	40,220,827	USD	35,170,000	EUR	—	(930,014)
Canadian Imperial Bank of Commerce	9/4/2025	418,472	USD	315,000	GBP	—	(7,292)
Canadian Imperial Bank of Commerce	10/3/2025	6,861,185	USD	10,475,000	AUD	2,105	—
Canadian Imperial Bank of Commerce	10/14/2025	10,957,139	USD	77,785,000	CNH	129	—
Citibank NA	9/4/2025	388,890,000	INR	4,412,686	USD	—	(4,757
Citibank NA	9/4/2025	9,875,000	INR	113,379	USD	—	(1,449)
Citibank NA	9/4/2025	6,580,000	INR	74,980	USD	—	(398)
Citibank NA	9/4/2025	6,902,035,000	KRW	4,971,752	USD	—	(4,958)
Citibank NA	9/4/2025	180,000,000	KRW	129,348	USD	183	—
Citibank NA	9/4/2025	112,275	USD	9,860,000	INR	516	—
Citibank NA	9/4/2025	691,942	USD	101,600,000	JPY	422	—
Citibank NA	9/4/2025	510,259	USD	706,000,000	KRW	2,213	—
Citibank NA	9/4/2025	126,564	USD	175,000,000	KRW	632	—
Citibank NA	9/4/2025	180,197	USD	250,000,000	KRW	294	—
Citibank NA	9/4/2025	294,371	USD	5,565,000	MXN	—	(3,757)
Citibank NA	9/4/2025	85,716	USD	2,560,000	TWD	1,953	—
Citibank NA	10/6/2025	4,285,860	USD	378,360,000	INR	4,050	—
Citibank NA	10/10/2025	4,830,336	USD	6,693,590,000	KRW	422	—
Goldman Sachs	9/4/2025	13,190,000	INR	150,485	USD	—	(981)
Goldman Sachs	9/4/2025	234,000,000	KRW	168,025	USD	364	—
Goldman Sachs	9/4/2025	1,600,000	TWD	53,172	USD	—	(820)
Goldman Sachs	9/4/2025	1,800,000	TWD	58,920	USD	—	(24)
Goldman Sachs	9/4/2025	9,690,805	USD	69,710,000	CNH	—	(99,337)
Goldman Sachs	9/4/2025	3,839,053	USD	336,470,000	INR	25,286	—
Goldman Sachs	9/4/2025	226,487	USD	19,775,000	INR	2,344	—
Goldman Sachs	9/4/2025	448,188	USD	39,445,000	INR	1,093	—
Goldman Sachs	9/4/2025	75,463	USD	6,590,000	INR	767	—
Goldman Sachs	9/4/2025	92,841	USD	130,000,000	KRW	—	(709)
Goldman Sachs	9/4/2025	104,901	USD	3,200,000	TWD	197	—
HSBC Holdings PLC	9/4/2025	2,920,820,000	JPY	19,878,354	USD	1,638	—
HSBC Holdings PLC	9/4/2025	117,000,000	KRW	84,076	USD	119	—
HSBC Holdings PLC	9/4/2025	1,695,000	TWD	56,613	USD	—	(1,153)
HSBC Holdings PLC	9/4/2025	15,733,297	USD	21,765,000	CAD	—	(116,358)
HSBC Holdings PLC	10/3/2025	18,835,383	USD	2,758,720,000	JPY	—	(1,726)
JPMorgan Chase Bank NA	9/4/2025	215,000	AUD	138,794	USD	1,919	—
JPMorgan Chase Bank NA	9/4/2025	180,000	AUD	117,244	USD	562	—
JPMorgan Chase Bank NA	9/4/2025	645,000	CAD	465,507	USD	4,194	—
JPMorgan Chase Bank NA	9/4/2025	430,000	CAD	312,337	USD	796	—
JPMorgan Chase Bank NA	9/4/2025	95,000	CHF	117,210	USD	1,547	—
JPMorgan Chase Bank NA	9/4/2025	145,000	CHF	179,806	USD	1,455	—
JPMorgan Chase Bank NA	9/4/2025	1,900,000	CNH	264,634	USD	2,204	—
JPMorgan Chase Bank NA	9/4/2025	1,335,000	CNH	185,875	USD	1,613	—
JPMorgan Chase Bank NA	9/4/2025	685,000	EUR	796,120	USD	5,368	—
JPMorgan Chase Bank NA	9/4/2025	1,035,000	EUR	1,206,602	USD	4,406	—
JPMorgan Chase Bank NA	9/4/2025	205,000	GBP	275,331	USD	1,754	—
JPMorgan Chase Bank NA	9/4/2025	310,000	GBP	418,238	USD	769	—
JPMorgan Chase Bank NA	9/4/2025	9,875,000	INR	112,760	USD	—	(831)

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	9/4/2025	49,485,000	JPY	334,620	USD	$2,190	$—
JPMorgan Chase Bank NA	9/4/2025	74,740,000	JPY	507,145	USD	1,558	—
JPMorgan Chase Bank NA	9/4/2025	174,000,000	KRW	125,417	USD	—	(205)
JPMorgan Chase Bank NA	9/4/2025	6,200,000	MXN	328,986	USD	3,161	—
JPMorgan Chase Bank NA	9/4/2025	4,815,000	MXN	257,145	USD	803	—
JPMorgan Chase Bank NA	9/4/2025	90,000	SGD	70,025	USD	130	—
JPMorgan Chase Bank NA	9/4/2025	155,000	SGD	120,733	USD	90	—
JPMorgan Chase Bank NA	9/4/2025	2,565,000	TWD	85,486	USD	—	(1,559)
JPMorgan Chase Bank NA	9/4/2025	6,030,311	USD	9,380,000	AUD	—	(108,667)
JPMorgan Chase Bank NA	9/4/2025	352,175	USD	545,000	AUD	—	(4,514)
JPMorgan Chase Bank NA	9/4/2025	1,088,825	USD	1,500,000	CAD	—	(3,501)
JPMorgan Chase Bank NA	9/4/2025	560,677	USD	4,025,000	CNH	—	(4,598)
JPMorgan Chase Bank NA	9/4/2025	2,550,327	USD	2,200,000	EUR	—	(23,795)
JPMorgan Chase Bank NA	9/4/2025	994,975	USD	750,000	GBP	—	(18,750)
JPMorgan Chase Bank NA	9/4/2025	110,190	USD	9,700,000	INR	244	—
JPMorgan Chase Bank NA	9/4/2025	74,700	USD	6,570,000	INR	231	—
JPMorgan Chase Bank NA	9/4/2025	1,011,395	USD	148,615,000	JPY	—	(124)
JPMorgan Chase Bank NA	9/4/2025	4,437,042	USD	6,186,035,000	KRW	—	(14,509)
JPMorgan Chase Bank NA	9/4/2025	115,515	USD	160,000,000	KRW	377	—
JPMorgan Chase Bank NA	9/4/2025	762,525	USD	14,450,000	MXN	—	(11,589)
JPMorgan Chase Bank NA	9/4/2025	310,884	USD	400,000	SGD	—	(915)
JPMorgan Chase Bank NA	9/4/2025	90,498	USD	2,700,000	TWD	2,154	—
Morgan Stanley & Co. International	9/4/2025	40,380,000	EUR	47,246,768	USD	60	—
Morgan Stanley & Co. International	9/4/2025	13,771,731	USD	10,425,000	GBP	—	(319,039)
Morgan Stanley & Co. International	9/4/2025	13,137,170	USD	248,685,000	MXN	—	(185,371)
Morgan Stanley & Co. International	10/3/2025	46,326,340	USD	39,520,000	EUR	—	(95)
Royal Bank of Canada	9/4/2025	410,627	USD	565,000	CAD	—	(816)
Royal Bank of Canada	9/4/2025	346,432	USD	10,315,000	TWD	8,926	—
Standard Chartered Bank	9/4/2025	380,000	AUD	247,388	USD	1,312	—
Standard Chartered Bank	9/4/2025	270,000	AUD	175,760	USD	948	—
Standard Chartered Bank	9/4/2025	640,000	CAD	463,697	USD	2,362	—
Standard Chartered Bank	9/4/2025	855,000	CAD	620,337	USD	2,289	—
Standard Chartered Bank	9/4/2025	145,000	CHF	180,163	USD	1,099	—
Standard Chartered Bank	9/4/2025	200,000	CHF	249,458	USD	558	—
Standard Chartered Bank	9/4/2025	2,000,000	CNH	278,565	USD	2,317	—
Standard Chartered Bank	9/4/2025	2,670,000	CNH	373,560	USD	1,418	—
Standard Chartered Bank	9/4/2025	1,370,000	EUR	1,594,653	USD	8,323	—
Standard Chartered Bank	9/4/2025	1,025,000	EUR	1,200,684	USD	—	(1,377)
Standard Chartered Bank	9/4/2025	310,000	GBP	420,324	USD	—	(1,318)
Standard Chartered Bank	9/4/2025	12,195,000	GBP	16,482,307	USD	853	—
Standard Chartered Bank	9/4/2025	390,000	GBP	526,492	USD	645	—
Standard Chartered Bank	9/4/2025	91,000,000	JPY	617,503	USD	1,871	—
Standard Chartered Bank	9/4/2025	74,045,000	JPY	503,816	USD	156	—
Standard Chartered Bank	9/4/2025	7,270,000	MXN	387,221	USD	2,247	—
Standard Chartered Bank	9/4/2025	9,500,000	MXN	508,824	USD	109	—
Standard Chartered Bank	9/4/2025	175,000	SGD	136,172	USD	240	—
Standard Chartered Bank	9/4/2025	130,000	SGD	101,466	USD	—	(132)
Standard Chartered Bank	9/4/2025	104,700,000	TWD	3,426,608	USD	—	(840)
Standard Chartered Bank	9/4/2025	705,014	USD	1,090,000	AUD	—	(8,364)
Standard Chartered Bank	9/4/2025	207,133	USD	320,000	AUD	—	(2,299)

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	9/4/2025	96,342	USD	150,000	AUD	$—	$(1,829)
Standard Chartered Bank	9/4/2025	175,682	USD	270,000	AUD	—	(1,026)
Standard Chartered Bank	9/4/2025	1,816,843	USD	2,500,000	CAD	—	(3,701)
Standard Chartered Bank	9/4/2025	309,446	USD	430,000	CAD	—	(3,688)
Standard Chartered Bank	9/4/2025	312,662	USD	430,000	CAD	—	(472)
Standard Chartered Bank	9/4/2025	466,382	USD	640,000	CAD	323	—
Standard Chartered Bank	9/4/2025	6,555,860	USD	5,305,000	CHF	—	(75,810)
Standard Chartered Bank	9/4/2025	720,037	USD	580,000	CHF	—	(5,009)
Standard Chartered Bank	9/4/2025	117,597	USD	95,000	CHF	—	(1,161)
Standard Chartered Bank	9/4/2025	174,040	USD	140,000	CHF	—	(971)
Standard Chartered Bank	9/4/2025	180,367	USD	145,000	CHF	—	(895)
Standard Chartered Bank	9/4/2025	1,119,504	USD	8,025,000	CNH	—	(7,534)
Standard Chartered Bank	9/4/2025	257,885	USD	1,850,000	CNH	—	(1,931)
Standard Chartered Bank	9/4/2025	279,657	USD	2,005,000	CNH	—	(1,927)
Standard Chartered Bank	9/4/2025	153,247	USD	1,100,000	CNH	—	(1,238)
Standard Chartered Bank	9/4/2025	4,775,010	USD	4,120,000	EUR	—	(45,617)
Standard Chartered Bank	9/4/2025	927,082	USD	800,000	EUR	—	(8,962)
Standard Chartered Bank	9/4/2025	754,861	USD	650,000	EUR	—	(5,675)
Standard Chartered Bank	9/4/2025	614,513	USD	530,000	EUR	—	(5,617)
Standard Chartered Bank	9/4/2025	1,196,920	USD	1,025,000	EUR	—	(2,386)
Standard Chartered Bank	9/4/2025	1,593,587	USD	1,200,000	GBP	—	(28,372)
Standard Chartered Bank	9/4/2025	414,184	USD	310,000	GBP	—	(4,823)
Standard Chartered Bank	9/4/2025	272,678	USD	205,000	GBP	—	(4,407)
Standard Chartered Bank	9/4/2025	274,980	USD	205,000	GBP	—	(2,105)
Standard Chartered Bank	9/4/2025	2,034,551	USD	298,220,000	JPY	4,775	—
Standard Chartered Bank	9/4/2025	269,898	USD	40,000,000	JPY	—	(2,354)
Standard Chartered Bank	9/4/2025	504,310	USD	74,000,000	JPY	644	—
Standard Chartered Bank	9/4/2025	210,686	USD	31,000,000	JPY	—	(310)
Standard Chartered Bank	9/4/2025	1,527,152	USD	28,960,000	MXN	—	(24,291)
Standard Chartered Bank	9/4/2025	319,375	USD	6,000,000	MXN	—	(2,057)
Standard Chartered Bank	9/4/2025	133,015	USD	2,500,000	MXN	—	(914)
Standard Chartered Bank	9/4/2025	388,623	USD	7,255,000	MXN	—	(42)
Standard Chartered Bank	9/4/2025	412,480	USD	530,000	SGD	—	(654)
Standard Chartered Bank	9/4/2025	54,347	USD	70,000	SGD	—	(217)
Standard Chartered Bank	9/4/2025	105,065	USD	135,000	SGD	—	(167)
Standard Chartered Bank	9/4/2025	101,378	USD	130,000	SGD	43	—
Standard Chartered Bank	10/3/2025	15,858,107	USD	11,730,000	GBP	—	(781)
Standard Chartered Bank	10/3/2025	3,234,898	USD	98,535,000	TWD	994	—
UBS Group AG	9/4/2025	25,260,000	CAD	18,396,825	USD	—	(2,049)
UBS Group AG	9/4/2025	5,680,000	CHF	7,100,968	USD	—	(518)
UBS Group AG	9/4/2025	16,742,616	USD	2,516,655,000	JPY	—	(386,505)
UBS Group AG	10/3/2025	17,890,066	USD	24,530,000	CAD	1,985	—
UBS Group AG	10/3/2025	7,038,578	USD	5,610,000	CHF	532	—
						$198,614	$(2,559,406)

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$150,657,048	$—	$150,657,048
Exchange-Traded Fund	6,462,265	—	—	6,462,265
Mutual Fund	—	271,249	—	271,249
Investment of Cash Collateral for Securities Loaned	—	35,829,108	—	35,829,108
Total Investments in Securities	$6,462,265	$186,757,405	$—	$193,219,670
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$198,614	$—	$198,614
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,559,406)	$—	$(2,559,406)
Total – Net	$6,462,265	$184,396,613	$—	$190,858,878

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments WisdomTree Emerging Currency Strategy Fund (CEW) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 61.5%
U.S. Treasury Bills – 61.5%
4.35%, 9/16/25*	$2,900,000	$2,895,190
4.28%, 10/7/25*	2,865,000	2,853,322
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,747,788)		5,748,512
Shares
EXCHANGE-TRADED FUND – 4.3%
United States – 4.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $401,856)	8,000	402,320
	Principal Amount
REPURCHASE AGREEMENT – 32.0%
United States – 32.0%
Citigroup, Inc., tri-party repurchase agreement dated 8/29/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.34% due 9/2/25; Proceeds at maturity – $2,991,442 (fully collateralized by Government National Mortgage Association, 5.70% - 5.93% due 7/15/60; Market value including accrued interest – $3,139,500) (Cost: $2,990,000)	$2,990,000	2,990,000
TOTAL INVESTMENTS IN SECURITIES – 97.8% (Cost: $9,139,644)		9,140,832
Other Assets less Liabilities – 2.2%		203,560
NET ASSETS – 100.0%		$9,344,392

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$341,836	$100,626	$40,250	$86	$22	$402,320	$15,454

See Notes to Financial Statements.

6 WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Currency Strategy Fund (CEW) August 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	11/6/2025	13,260,000	ZAR	724,157	USD	$21,938	$—
Citibank NA	11/6/2025	23,695,000	THB	726,455	USD	8,858	—
Citibank NA	11/6/2025	32,000,000	TRY	723,935	USD	11,511	—
Citibank NA	11/6/2025	121,100	USD	118,000,000	CLP	—	(1,438)
Citibank NA	11/6/2025	108,137	USD	9,530,000	INR	447	—
Citibank NA	11/6/2025	120,886	USD	6,950,000	PHP	—	(523)
Citibank NA	11/6/2025	44,168	USD	1,950,000	TRY	—	(648)
Goldman Sachs	11/6/2025	3,086,035,000	COP	729,344	USD	33,287	—
Goldman Sachs	11/6/2025	257,995,000	HUF	733,284	USD	24,861	—
Goldman Sachs	11/6/2025	115,939	USD	1,900,000,000	IDR	684	—
Goldman Sachs	11/6/2025	116,486	USD	490,000	MYR	174	—
HSBC Holdings PLC	11/6/2025	41,480,000	PHP	711,718	USD	12,896	—
HSBC Holdings PLC	11/6/2025	111,639	USD	3,590,000	THB	233	—
JPMorgan Chase Bank NA	11/6/2025	4,180,000	BRL	730,200	USD	27,989	—
JPMorgan Chase Bank NA	11/6/2025	690,465,000	CLP	709,588	USD	7,434	—
JPMorgan Chase Bank NA	11/6/2025	37,000,000	KRW	26,849	USD	—	(149)
JPMorgan Chase Bank NA	11/6/2025	112,772	USD	805,000	CNH	—	(789)
JPMorgan Chase Bank NA	11/6/2025	123,076	USD	42,365,000	HUF	—	(1,418)
JPMorgan Chase Bank NA	11/6/2025	133,667	USD	2,510,000	MXN	—	(54)
JPMorgan Chase Bank NA	11/6/2025	112,672	USD	415,000	PLN	—	(1,104)
JPMorgan Chase Bank NA	11/6/2025	112,146	USD	4,940,000	TRY	—	(1,388)
JPMorgan Chase Bank NA	11/6/2025	112,529	USD	2,015,000	ZAR	—	(848)
Morgan Stanley & Co. International	11/6/2025	14,100,000	MXN	742,075	USD	9,106	—
Royal Bank of Canada	11/6/2025	27,000,000	CLP	27,971	USD	68	—
Royal Bank of Canada	11/6/2025	3,115,000	MYR	733,200	USD	6,213	—
Royal Bank of Canada	11/6/2025	1,585,000	PHP	27,586	USD	103	—
Standard Chartered Bank	11/6/2025	2,730,000	PLN	728,417	USD	20,035	—
UBS Group AG	11/6/2025	5,250,000	CNH	733,219	USD	7,397	—
UBS Group AG	11/6/2025	12,036,335,000	IDR	726,645	USD	3,479	—
UBS Group AG	11/6/2025	63,615,000	INR	723,169	USD	—	(4,315)
UBS Group AG	11/6/2025	1,000,905,000	KRW	721,160	USD	1,124	—
UBS Group AG	11/6/2025	128,526	USD	720,000	BRL	—	(2,072)
UBS Group AG	11/6/2025	123,868	USD	506,000,000	COP	—	(1,176)
UBS Group AG	11/6/2025	128,219	USD	177,000,000	KRW	490	—
						$198,327	$(15,922)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$5,748,512	$—	$5,748,512
Exchange-Traded Fund	402,320	—	—	402,320
Repurchase Agreement	—	2,990,000	—	2,990,000
Total Investments in Securities	$402,320	$8,738,512	$—	$9,140,832
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$198,327	$—	$198,327
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(15,922)	$—	$(15,922)
Total – Net	$402,320	$8,920,917	$—	$9,323,237

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments WisdomTree 1-3 Year Laddered Treasury Fund (USSH) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Notes – 98.9%
3.75%, 8/31/26	$123,000	$122,866
3.50%, 9/30/26	706,700	704,202
4.13%, 10/31/26	699,900	702,224
4.25%, 11/30/26	700,600	704,404
4.25%, 12/31/26	703,500	707,801
4.13%, 1/31/27	707,600	711,179
4.13%, 2/28/27	698,000	702,063
3.88%, 3/31/27	716,700	718,646
3.75%, 4/30/27	714,900	715,724
3.88%, 5/31/27	713,000	715,465
3.75%, 6/30/27	717,200	718,489
3.88%, 7/31/27	705,800	708,805
3.75%, 8/15/27	124,800	125,075
3.63%, 8/31/27	610,000	610,131
3.38%, 9/15/27	703,400	700,240
3.88%, 10/15/27	710,200	713,945
4.13%, 11/15/27	707,300	714,953
4.00%, 12/15/27	698,100	704,317
4.25%, 1/15/28	696,000	706,141
4.25%, 2/15/28	697,200	707,821
3.88%, 3/15/28	707,100	712,238
3.75%, 4/15/28	710,700	713,476
3.75%, 5/15/28	707,400	710,412
3.88%, 6/15/28	713,000	718,598
3.88%, 7/15/28	710,400	715,978
3.63%, 8/15/28	590,000	590,807
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $17,014,650)		17,076,000
Investments	Shares	Value
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(a) (Cost: $32,338)	32,338	$32,338
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $17,046,988)		17,108,338
Other Assets less Liabilities – 0.9%		156,985
NET ASSETS – 100.0%		$17,265,323

(a)     Rate shown represents annualized 7-day yield as of August 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$17,076,000	$—	$17,076,000
Mutual Fund	—	32,338	—	32,338
Total Investments in Securities	$—	$17,108,338	$—	$17,108,338

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments WisdomTree 7-10 Year Laddered Treasury Fund (USIN) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.2%
U.S. Treasury Notes – 99.2%
4.13%, 11/15/32	$249,800	$252,649
3.50%, 2/15/33	257,800	249,925
3.38%, 5/15/33	259,800	249,083
3.88%, 8/15/33	253,800	251,223
4.50%, 11/15/33	239,200	246,750
4.00%, 2/15/34	252,000	250,602
4.38%, 5/15/34	243,800	248,638
3.88%, 8/15/34	254,800	249,843
4.25%, 11/15/34	249,000	250,693
4.63%, 2/15/35	243,000	251,372
4.25%, 5/15/35	250,400	251,280
4.25%, 8/15/35	253,000	253,534
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,016,583)		3,005,592
Investments	Shares	Value
MUTUAL FUND – 1.0%
United States – 1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(a) (Cost: $29,239)	29,239	$29,239
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $3,045,822)		3,034,831
Other Liabilities less Assets – (0.2)%		(5,172)
NET ASSETS – 100.0%		$3,029,659

(a)     Rate shown represents annualized 7-day yield as of August 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$3,005,592	$—	$3,005,592
Mutual Fund	—	29,239	—	29,239
Total Investments in Securities	$—	$3,034,831	$—	$3,034,831

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments WisdomTree Bianco Total Return Fund (WTBN) August 31, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
iShares 0-5 Year TIPS Bond ETF	34,967	$3,632,372
iShares 3-7 Year Treasury Bond ETF(a)	69,230	8,286,139
iShares 7-10 Year Treasury Bond ETF(a)	8,699	836,409
iShares BBB Rated Corporate Bond ETF(b)	37,483	3,258,408
iShares MBS ETF	246,870	23,292,185
Schwab Long-Term U.S. Treasury ETF	160,087	5,037,938
Schwab Short-Term U.S. Treasury ETF(a)	556,257	13,583,796
Vanguard Intermediate-Term Corporate Bond ETF(a)	29,557	2,465,645
Vanguard Long-Term Corporate Bond ETF	34,871	2,633,109
Vanguard Short-Term Corporate Bond ETF(a)	74,505	5,950,714
WisdomTree Emerging Markets Local Debt Fund(b)	128,303	3,625,843
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $71,629,898)		72,602,558
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(c) (Cost: $4,268)	4,268	4,268
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 19.2%
United States – 19.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(c)	2,954,745	$2,954,745
WisdomTree Government Money Market Digital Fund, 4.10%(b)(c)	11,000,000	11,000,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $13,954,745)		13,954,745
TOTAL INVESTMENTS IN SECURITIES – 119.2% (Cost: $85,588,911)		86,561,571
Other Liabilities less Assets – (19.2)%		(13,966,331)
NET ASSETS – 100.0%		$72,595,240

(a)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,417,968 and the total market value of the collateral held by the Fund was $14,724,019. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $769,274.

(b)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)     Rate shown represents annualized 7-day yield as of August 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Dividend Income	Securities Lending Income
iShares BBB Rated Corporate Bond ETF	$344,279	$3,259,082	$375,659	$(6,128)	$36,834	$3,258,408	$94,914	$—
WisdomTree Bloomberg U.S. Dollar Bullish Fund	346,672	5,005,450	5,322,747	(28,485)	(890)	—^	176,712	—
WisdomTree Emerging Markets Local Debt Fund	—	7,095,728	3,801,538	133,318	198,335	3,625,843	120,549	—
WisdomTree Government Money Market Digital Fund	—	22,200,000	11,200,000	—	—	11,000,000	—	22,429
Total	$690,951	$37,560,260	$20,699,944	$98,705	$234,279	$17,884,251	$392,175	$22,429

^     As of August 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$72,602,558	$—	$—	$72,602,558
Mutual Fund	—	4,268	—	4,268
Investment of Cash Collateral for Securities Loaned	—	13,954,745	—	13,954,745
Total Investments in Securities	$72,602,558	$13,959,013	$—	$86,561,571

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments WisdomTree Core Laddered Municipal Fund (WTMU) August 31, 2025
Investments	Principal Amount	Value
MUNICIPAL BONDS – 98.7%
Alabama – 0.5%
County of Jefferson, Series A, G.O. Bond 5.00%, 4/1/26	$25,000	$25,358
Alaska – 2.2%
State of Alaska International Airports System, Series A, Revenue Bond
5.00%, 10/1/31	65,000	72,891
5.00%, 10/1/35	35,000	38,887
Total Alaska		111,778
Arizona – 2.1%
Arizona Board of Regents, Series B, Revenue Bond 5.00%, 7/1/39	100,000	107,545
California – 3.9%
California Health Facilities Financing Authority, Series A, Revenue Bond 5.00%, 12/1/36	50,000	54,404
Los Angeles Department of Water & Power, Series C, Revenue Bond 5.00%, 7/1/40	140,000	144,759
Total California		199,163
Colorado – 3.4%
City & County of Denver CO Pledged Excise Tax Revenue, Series A, Revenue Bond 5.00%, 8/1/31	25,000	28,099
Colorado Health Facilities Authority, Series A, Revenue Bond
5.00%, 5/15/32	30,000	33,689
5.00%, 12/1/39	75,000	77,496
State of Colorado, Highway Impt., Series A 5.00%, 12/15/30	30,000	33,529
Total Colorado		172,813
Connecticut – 1.0%
State of Connecticut, Public Impt., Series F, G.O. Bond 5.00%, 11/15/38	45,000	48,856
District of Columbia – 1.8%
District of Columbia, Revenue Bond 5.00%, 4/1/27	35,000	36,280
Washington Metropolitan Area Transit Authority, Transit Impt., Revenue Bond 5.00%, 7/1/27	50,000	52,305
Total District of Columbia		88,585
Florida – 6.1%
City of Jacksonville, Public Impt., Series A, Revenue Bond 5.00%, 10/1/39	20,000	21,406
Florida Municipal Power Agency, Series A, Revenue Bond 5.00%, 10/1/26	35,000	35,966
JEA Electric System Revenue, Revenue Bond 5.00%, 10/1/29	130,000	142,612
Investments	Principal Amount	Value
Manatee County School District, School Impt., Series CO
5.00%, 7/1/35	$50,000	$54,789
5.00%, 7/1/37	25,000	26,794
Orange County Health Facilities Authority, Series A, Revenue Bond 5.00%, 10/1/36	25,000	27,049
Total Florida		308,616
Illinois – 13.1%
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM 5.00%, 1/1/38	140,000	150,307
Illinois Finance Authority, Series A, Revenue Bond 5.00%, 4/1/31	65,000	72,460
Illinois State Toll Highway Authority, Series A, Revenue Bond 5.00%, 1/1/30	70,000	77,089
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond 5.00%, 1/1/40	45,000	47,248
Metropolitan Water Reclamation District of Greater Chicago, Water Utility Impt., Series A, G.O. Bond 5.00%, 12/1/28	25,000	27,045
State of Illinois, Public Impt., Series B, G.O. Bond 5.00%, 12/1/37	135,000	141,870
State of Illinois Sales Tax Revenue, Public Impt., Series A, Revenue Bond, BAM 5.00%, 6/15/27	65,000	67,772
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond 5.00%, 6/15/40	75,000	77,894
Total Illinois		661,685
Indiana – 1.6%
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond 5.00%, 2/1/29	75,000	80,825
Massachusetts – 3.0%
Massachusetts Development Finance Agency, Series 2, Revenue Bond 5.00%, 7/1/35	30,000	32,985
Massachusetts Development Finance Agency, Series A, Revenue Bond 5.00%, 10/15/28	110,000	119,170
Total Massachusetts		152,155
Michigan – 5.1%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond 5.00%, 10/1/34	110,000	121,256
Michigan Finance Authority, Revenue Bond 5.00%, 4/15/32	120,000	134,529
Total Michigan		255,785

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Core Laddered Municipal Fund (WTMU) August 31, 2025
Investments	Principal Amount	Value
Minnesota – 3.3%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond 5.00%, 8/15/35	$115,000	$128,719
Southern Minnesota Municipal Power Agency, Series A, Revenue Bond 5.00%, 1/1/26	40,000	40,307
Total Minnesota		169,026
Missouri – 2.8%
City of Kansas City, Series A, G.O. Bond 5.00%, 2/1/28	55,000	58,447
Missouri Joint Municipal Electric Utility Commission, Revenue Bond 5.00%, 1/1/34	75,000	83,590
Total Missouri		142,037
Nevada – 1.2%
Clark County School District, Series E, G.O. Bond 5.00%, 6/15/26	25,000	25,508
County of Clark Department of Aviation, Revenue Bond 5.00%, 7/1/26	35,000	35,758
Total Nevada		61,266
New York – 8.4%
Metropolitan Transportation Authority, Series A, Revenue Bond 5.00%, 11/15/36	45,000	48,433
New York City Industrial Development Agency, Revenue Bond 5.00%, 3/1/30	120,000	131,150
New York City Transitional Finance Authority, Series 1, Revenue Bond 5.00%, 11/1/38	80,000	85,938
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 5.00%, 11/1/33	120,000	132,704
New York Transportation Development Corp., Revenue Bond 5.00%, 12/1/30	25,000	27,339
Total New York		425,564
Oklahoma – 0.6%
Oklahoma County Finance Authority, School Impt., Revenue Bond 5.00%, 9/1/34	25,000	27,673
Pennsylvania – 14.1%
City of Philadelphia, Public Impt., Series A, G.O. Bond 5.00%, 8/1/27	25,000	26,206
Monroeville Finance Authority, Series B, Revenue Bond 5.00%, 2/15/31	35,000	38,341
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	110,000	119,438
5.00%, 8/15/40	20,000	20,621
Investments	Principal Amount	Value
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond 5.00%, 5/15/37	$125,000	$132,659
Pennsylvania Turnpike Commission, Public Impt., Series A, Revenue Bond 5.00%, 12/1/38	40,000	42,711
Philadelphia Gas Works Co., Series A, Revenue Bond
5.00%, 8/1/35	65,000	72,418
5.00%, 8/1/37	35,000	38,101
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond 5.00%, 9/1/31	100,000	112,413
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond 5.00%, 2/1/33	100,000	110,658
Total Pennsylvania		713,566
South Carolina – 2.7%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	120,000	126,773
5.00%, 12/1/33	10,000	11,174
Total South Carolina		137,947
Tennessee – 1.9%
City of Franklin, Public Impt., G.O. Bond 5.00%, 4/1/27	20,000	20,852
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond 5.00%, 7/1/34	70,000	77,266
Total Tennessee		98,118
Texas – 16.4%
City of Dallas, Public Impt., G.O. Bond 5.00%, 2/15/26	130,000	131,460
City of Houston TX Combined Utility System Revenue, Series A, Revenue Bond 5.00%, 11/15/29	40,000	43,997
City of San Antonio TX Electric & Gas Systems Revenue, Series B, Revenue Bond 4.00%, 2/1/33	95,000	99,998
County of Harris TX Toll Road Revenue, Highway Impt., Series A, Revenue Bond 5.00%, 8/15/28	100,000	105,986
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	40,000	45,217
5.00%, 7/1/39	85,000	89,984
5.00%, 7/1/40	40,000	42,002
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/36	75,000	81,480
5.00%, 5/15/39	40,000	42,277

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Core Laddered Municipal Fund (WTMU) August 31, 2025
Investments	Principal Amount	Value
State of Texas, G.O. Bond 5.00%, 10/1/30	$65,000	$72,721
Tarrant County Cultural Education Facilities Finance Corp., Series A, Revenue Bond 5.00%, 7/1/32	65,000	71,201
Total Texas		826,323
Utah – 1.6%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series B, Revenue Bond 5.00%, 7/1/29	75,000	78,108
Washington – 1.9%
North Thurston Public Schools, School Impt., G.O. Bond 5.00%, 12/1/32	45,000	51,097
Port of Seattle, Series A, Revenue Bond 5.00%, 8/1/32	40,000	45,326
Total Washington		96,423
TOTAL MUNICIPAL BONDS (Cost: $4,913,308)		4,989,215
Investments	Shares	Value
MUTUAL FUND – 0.2%
BlackRock Liquidity MuniCash, Institutional Shares, 2.73%(a) (Cost: $10,731)	10,731	$10,731
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $4,924,039)		4,999,946
Other Assets less Liabilities – 1.1%		53,843
NET ASSETS – 100.0%		$5,053,789

(a)     Rate shown represents annualized 7-day yield as of August 31, 2025.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$—	$4,989,215	$—	$4,989,215
Mutual Fund	—	10,731	—	10,731
Total Investments in Securities	$—	$4,999,946	$—	$4,999,946

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 89.6%
Argentina – 2.5%
Pluspetrol SA 8.50%, 5/30/32(a)	$400,000	$410,500
Telecom Argentina SA 9.25%, 5/28/33(a)	500,000	514,813
Transportadora de Gas del Sur SA 8.50%, 7/24/31(a)	260,000	273,897
YPF SA
9.50%, 1/17/31(a)	650,000	679,770
8.25%, 1/17/34(a)	300,000	300,555
Total Argentina		2,179,535
Australia – 1.0%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/30	900,000	850,036
Brazil – 7.2%
Ambipar Lux SARL 10.88%, 2/5/33(a)	450,000	377,114
Banco Votorantim SA 5.88%, 4/8/28(a)	250,000	255,063
Braskem Netherlands Finance BV 8.00%, 10/15/34(a)	200,000	143,910
Embraer Netherlands Finance BV 7.00%, 7/28/30(a)	400,000	431,657
Minerva Luxembourg SA 4.38%, 3/18/31(b)	675,000	616,984
NBM U.S. Holdings, Inc. 7.00%, 5/14/26(b)	237,000	237,592
Nexa Resources SA 6.60%, 4/8/37(a)	1,225,000	1,258,912
Raizen Fuels Finance SA
6.25%, 7/8/32(a)	275,000	269,307
5.70%, 1/17/35(a)	200,000	183,180
6.70%, 2/25/37(a)	300,000	287,664
Samarco Mineracao SA 9.50%, 6/30/31, PIK(b)	313,698	312,074
Sitios Latinoamerica SAB de CV 6.00%, 11/25/29(a)	1,050,000	1,087,013
Suzano International Finance BV 5.50%, 1/17/27	800,000	811,919
Total Brazil		6,272,389
Chile – 6.0%
Banco de Credito & Inversiones SA 2.88%, 10/14/31(b)	650,000	588,919
Banco del Estado de Chile 7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(a)(c)(d)	400,000	427,596
Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	450,000	443,576
Investments	Principal Amount	Value
Cencosud SA 5.95%, 5/28/31(a)(e)	$600,000	$624,570
Chile Electricity Lux Mpc II SARL
5.58%, 10/20/35(a)	586,503	593,893
5.67%, 10/20/35(a)	400,000	408,150
Engie Energia Chile SA
3.40%, 1/28/30(b)	450,000	421,200
6.38%, 4/17/34(a)	200,000	210,542
Inversiones CMPC SA 6.13%, 2/26/34(a)	300,000	311,751
Sociedad Quimica y Minera de Chile SA 5.50%, 9/10/34(a)	950,000	945,583
Telefonica Moviles Chile SA 3.54%, 11/18/31(b)(e)	300,000	180,750
Total Chile		5,156,530
China – 3.7%
Alibaba Group Holding Ltd. 5.25%, 5/26/35(a)	1,200,000	1,243,224
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(a)(e)	500,000	495,257
Lenovo Group Ltd.
3.42%, 11/2/30(b)	400,000	378,458
6.54%, 7/27/32(a)(e)	530,000	579,396
Prosus NV 3.06%, 7/13/31(b)	550,000	494,046
Total China		3,190,381
Colombia – 4.0%
Aris Mining Corp. 8.00%, 10/31/29(a)	700,000	724,500
Bancolombia SA 8.63%, 12/24/34, (8.625% fixed rate until 12/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(d)	525,000	563,462
Ecopetrol SA
8.88%, 1/13/33	550,000	586,575
8.38%, 1/19/36	440,000	446,248
Grupo Energia Bogota SA ESP 7.85%, 11/9/33(a)	475,000	548,981
SURA Asset Management SA 6.35%, 5/13/32(a)	600,000	637,875
Total Colombia		3,507,641
Dominican Republic – 0.3%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/34(a)	250,000	261,786
Guatemala – 1.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 4/27/29(a)	860,000	841,325
CT Trust 5.13%, 2/3/32(b)	450,000	425,813
Total Guatemala		1,267,138
See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2025
Investments	Principal Amount	Value
Hong Kong – 2.1%
AIA Group Ltd. 4.95%, 3/30/35(a)	$700,000	$703,794
Melco Resorts Finance Ltd. 5.75%, 7/21/28(b)	900,000	895,028
Prudential Funding Asia PLC 2.95%, 11/3/33, (2.95% fixed rate until 11/3/28; 5-year Constant Maturity Treasury Rate + 1.517% thereafter)(b)(d)	200,000	190,176
Total Hong Kong		1,788,998
Hungary – 0.5%
OTP Bank Nyrt 7.30%, 7/30/35, (7.30% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.861% thereafter)(b)(d)	400,000	419,004
India – 4.5%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(b)	250,000	241,250
Biocon Biologics Global PLC 6.67%, 10/9/29(a)	250,000	234,688
IRB Infrastructure Developers Ltd. 7.11%, 3/11/32(a)	550,000	563,750
JSW Steel Ltd. 5.05%, 4/5/32(a)	300,000	286,500
Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(c)(d)	700,000	695,786
Periama Holdings LLC 5.95%, 4/19/26(b)	650,000	652,762
Reliance Industries Ltd. 2.88%, 1/12/32(a)	485,000	438,488
Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(a)(e)	550,000	497,005
Vedanta Resources Finance II PLC 10.88%, 9/17/29(a)	250,000	257,129
Total India		3,867,358
Indonesia – 0.9%
Medco Cypress Tree Pte. Ltd. 8.63%, 5/19/30(a)	700,000	746,200
Israel – 2.6%
Bank Leumi Le-Israel BM 3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(d)	400,000	396,676
Energean Israel Finance Ltd. 8.50%, 9/30/33(a)(b)(e)	350,000	366,415
Israel Discount Bank Ltd. 5.38%, 1/26/28(a)(b)	375,000	378,469
Israel Electric Corp. Ltd. 4.25%, 8/14/28(a)(b)	300,000	295,632
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	118,000	115,794
Investments	Principal Amount	Value
8.13%, 9/15/31(e)	$400,000	$455,000
4.10%, 10/1/46	300,000	218,583
Total Israel		2,226,569
Ivory Coast – 0.3%
Endeavour Mining PLC 7.00%, 5/28/30(a)	250,000	256,834
Kazakhstan – 1.3%
Kaspi.KZ JSC 6.25%, 3/26/30(a)	550,000	563,533
KazMunayGas National Co. JSC
3.50%, 4/14/33(b)	425,000	378,025
6.38%, 10/24/48(b)	225,000	216,185
Total Kazakhstan		1,157,743
Kuwait – 2.9%
EQUATE Petrochemical Co. 4.25%, 11/3/26(b)	700,000	698,975
MEGlobal BV 2.63%, 4/28/28(a)	950,000	905,599
NBK SPC Ltd. 5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(a)(d)(e)	500,000	517,000
NBK Tier 1 Ltd. 6.38%, 1/10/31, (6.375% fixed rate until 7/10/31; 6-Year Constant Maturity Treasury Rate + 2.403% thereafter)(a)(c)(d)	400,000	409,108
Total Kuwait		2,530,682
Luxembourg – 0.5%
Altice Financing SA
5.00%, 1/15/28(b)	200,000	159,475
5.75%, 8/15/29(a)	325,000	258,172
Total Luxembourg		417,647
Macau – 3.2%
MGM China Holdings Ltd.
4.75%, 2/1/27(b)	425,000	421,919
7.13%, 6/26/31(b)	400,000	418,500
Sands China Ltd. 5.40%, 8/8/28	950,000	967,480
Studio City Finance Ltd. 5.00%, 1/15/29(b)	250,000	237,500
Wynn Macau Ltd.
5.63%, 8/26/28(b)	525,000	522,285
6.75%, 2/15/34(a)	200,000	200,950
Total Macau		2,768,634
Malaysia – 1.8%
GENM Capital Labuan Ltd. 3.88%, 4/19/31(a)	375,000	345,234
Gohl Capital Ltd. 4.25%, 1/24/27(b)	475,000	472,461
MISC Capital Two Labuan Ltd. 3.75%, 4/6/27(a)	780,000	772,247
Total Malaysia		1,589,942

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2025
Investments	Principal Amount	Value
Mauritius – 0.2%
Axian Telecom Holding & Management PLC 7.25%, 7/11/30(a)	$200,000	$200,750
Mexico – 7.3%
Banco Mercantil del Norte SA 8.75%, 5/20/35, (8.75% fixed rate until 5/20/35; 10-year Constant Maturity Treasury Rate + 4.299% thereafter)(a)(c)(d)	350,000	367,719
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 7.63%, 2/11/35, (7.625% fixed rate until 2/11/30; 5-year Constant Maturity Treasury Rate + 3.375% thereafter)(a)(d)	850,000	891,879
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/39(a)	198,982	212,891
Cemex SAB de CV 7.20%, 6/10/30, (7.20% fixed rate until 9/10/30; 5-year Constant Maturity Treasury Rate + 3.52% thereafter)(a)(c)(d)	650,000	671,255
El Puerto de Liverpool SAB de CV
6.26%, 1/22/32(a)	600,000	631,785
6.66%, 1/22/37(a)	280,000	297,276
Gruma SAB de CV 5.76%, 12/9/54(a)	200,000	195,967
Industrias Penoles SAB de CV 4.15%, 9/12/29(b)	1,000,000	982,750
Minera Mexico SA de CV 5.63%, 2/12/32(b)	400,000	408,600
Petroleos Mexicanos 6.88%, 8/4/26	900,000	905,940
Trust Fibra Uno
7.70%, 1/23/32(a)	200,000	214,849
7.38%, 2/13/34(a)	200,000	211,734
8.25%, 1/23/37(a)	280,000	305,235
Total Mexico		6,297,880
Morocco – 1.9%
OCP SA
6.75%, 5/2/34(a)	700,000	740,806
6.70%, 3/1/36(a)	650,000	673,055
6.88%, 4/25/44(b)	250,000	249,646
Total Morocco		1,663,507
Nigeria – 0.7%
IHS Holding Ltd. 8.25%, 11/29/31(a)	400,000	413,154
SEPLAT Energy PLC 9.13%, 3/21/30(b)	200,000	206,219
Total Nigeria		619,373
Oman – 0.3%
Oryx Funding Ltd. 5.80%, 2/3/31(a)	250,000	259,609
Investments	Principal Amount	Value
Panama – 1.5%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(a)	$188,168	$174,860
4.38%, 5/31/30(b)	399,856	371,576
C&W Senior Finance Ltd. 9.00%, 1/15/33(a)	700,000	737,842
Total Panama		1,284,278
Peru – 5.2%
Banco de Credito del Peru S.A. 6.45%, 7/30/35, (6.45% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.486% thereafter)(a)(d)	1,080,000	1,127,520
Cia de Minas Buenaventura SAA 6.80%, 2/4/32(a)	250,000	257,750
Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/5/38(a)	650,000	706,712
InRetail Consumer 3.25%, 3/22/28(b)	1,175,000	1,141,771
Niagara Energy SAC 5.75%, 10/3/34(a)	250,000	253,450
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 7/3/36(a)	260,000	273,744
Scotiabank Peru SAA 6.10%, 10/1/35, (6.10% fixed rate until 10/1/30; 1-year Constant Maturity Treasury Rate + 2.309% thereafter)(a)(d)(e)	750,000	779,719
Total Peru		4,540,666
Philippines – 0.3%
San Miguel Global Power Holdings Corp. 8.75%, 6/12/29, (8.75% fixed rate until 9/12/29; 5-year Constant Maturity Treasury Rate + 7.732% thereafter)(b)(c)(d)	250,000	251,250
Poland – 1.1%
Canpack SA/Canpack U.S. LLC 3.13%, 11/1/25(a)	384,000	383,040
ORLEN SA 6.00%, 1/30/35(a)	550,000	570,487
Total Poland		953,527
Qatar – 0.7%
Commercial Bank PSQC 4.50%, 3/3/26, (4.50% fixed rate until 9/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(b)(c)(d)	600,000	594,321
Russia – 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.95%, 4/15/30, (5.95% fixed rate until 4/15/30; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*^(a)(d)(f)	350,000	0
Sovcombank Via SovCom Capital DAC 7.75%, 5/6/30, (7.75% fixed rate until 5/6/30; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*^(a)(c)(d)(f)	300,000	0
Total Russia		0

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2025
Investments	Principal Amount	Value
Saudi Arabia – 1.5%
Arabian Centres Sukuk III Ltd. 9.50%, 3/6/29(b)	$200,000	$204,176
EIG Pearl Holdings SARL 3.55%, 8/31/36(a)	297,793	271,768
Saudi Arabian Oil Co.
5.75%, 7/17/54(a)	575,000	549,441
5.75%, 7/17/54(b)	300,000	286,665
Total Saudi Arabia		1,312,050
Singapore – 0.5%
Oversea-Chinese Banking Corp. Ltd. 1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(d)	400,000	399,561
South Africa – 3.6%
Anglo American Capital PLC 5.50%, 5/2/33(a)	275,000	282,558
Bidvest Group U.K. PLC 3.63%, 9/23/26(b)	1,309,000	1,289,365
Sasol Financing USA LLC 8.75%, 5/3/29(a)	725,000	732,250
Windfall Mining Group Inc/Groupe Minier Windfall, Inc. 5.85%, 5/13/32(a)	750,000	772,875
Total South Africa		3,077,048
South Korea – 5.5%
GS Caltex Corp. 5.38%, 8/7/28(a)	300,000	308,964
Hanwha Life Insurance Co. Ltd. 6.30%, 6/24/55, (6.30% fixed rate until 6/24/30; 5-year Constant Maturity Treasury Rate + 2.292% thereafter)(a)(d)	600,000	625,698
LG Electronics, Inc. 5.63%, 4/24/29(a)	600,000	625,413
LG Energy Solution Ltd.
5.38%, 7/2/29(a)	300,000	307,170
5.50%, 7/2/34(a)	600,000	602,241
POSCO Holdings, Inc. 5.13%, 5/7/30(a)	725,000	743,901
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(c)(d)	300,000	295,338
5.00%, 7/24/28(a)	325,000	331,828
SK Hynix, Inc. 2.38%, 1/19/31(a)	500,000	448,315
Woori Bank 6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(a)(c)(d)	425,000	438,256
Total South Korea		4,727,124
Investments	Principal Amount	Value
Thailand – 2.4%
Bangkok Bank PCL 3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)(d)	$800,000	$756,656
GC Treasury Center Co. Ltd. 2.98%, 3/18/31(b)(e)	1,200,000	1,098,636
Thaioil Treasury Center Co. Ltd. 4.63%, 11/20/28(b)	200,000	199,724
Total Thailand		2,055,016
Turkey – 4.0%
Akbank TAS
6.80%, 2/6/26(b)	600,000	606,750
9.37%, 3/14/29, (9.37% fixed rate until 6/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(a)(c)(d)(e)	240,000	252,449
Eregli Demir ve Celik Fabrikalari TAS 8.38%, 7/23/29(a)	575,000	602,312
Sisecam U.K. PLC 8.63%, 5/2/32(a)	450,000	474,388
Turkiye Garanti Bankasi AS
8.13%, 1/3/35, (8.125% fixed rate until 1/3/30; 5-year Constant Maturity Treasury Rate + 3.836% thereafter)(a)(d)	200,000	206,770
8.13%, 1/8/36, (8.125% fixed rate until 1/8/31; 5-year Constant Maturity Treasury Rate + 4.325% thereafter)(a)(d)	400,000	413,406
WE Soda Investments Holding PLC
9.50%, 10/6/28(a)	400,000	420,345
9.38%, 2/14/31(b)	200,000	212,014
Yapi ve Kredi Bankasi AS 7.25%, 3/3/30(a)	250,000	256,688
Total Turkey		3,445,122
United Arab Emirates – 2.7%
DP World Ltd. 6.85%, 7/2/37(b)	300,000	341,250
DP World Salaam 6.00%, 10/1/25, (6.00% fixed rate until 1/1/26; 5-year Constant Maturity Treasury Rate + 5.75% thereafter)(b)(c)(d)	800,000	800,600
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(b)	321,770	312,720
2.16%, 3/31/34(a)	409,855	369,796
2.94%, 9/30/40(a)	356,752	299,984
Sweihan PV Power Co. PJSC 3.63%, 1/31/49(a)	297,733	248,148
Total United Arab Emirates		2,372,498

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2025
Investments	Principal Amount	Value
United Kingdom – 1.5%
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(a)	$700,000	$631,389
Standard Chartered PLC 5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(a)(d)	200,000	204,294
5.40%, 8/12/36, (5.40% fixed rate until 8/12/35; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)(d)	500,000	500,148
Total United Kingdom		1,335,831
United States – 1.6%
Avianca Midco 2 PLC 9.63%, 2/14/30(a)	425,000	408,266
GCC SAB de CV 3.61%, 4/20/32(a)	200,000	179,849
Hyundai Capital America 5.40%, 6/23/32(a)	800,000	821,754
Total United States		1,409,869
Zambia – 0.3%
First Quantum Minerals Ltd. 8.63%, 6/1/31(b)	225,000	235,125
TOTAL CORPORATE BONDS (Cost: $76,445,915)		77,489,452
FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Mexico – 1.1%
Eagle Funding Luxco SARL 5.50%, 8/17/30(a)(e)	625,000	634,725
Mexico Government International Bonds 5.85%, 7/2/32	352,000	360,184
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $975,263)		994,909
SUPRANATIONAL BONDS – 0.5%
Africa Finance Corp. 2.88%, 4/28/28(b)	200,000	188,982
African Export-Import Bank 3.80%, 5/17/31(b)	250,000	221,040
TOTAL SUPRANATIONAL BONDS (Cost: $410,363)		410,022
Investments	Shares	Value
MUTUAL FUND – 7.6%
United States – 7.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(g) (Cost: $6,563,101)	6,563,101	$6,563,101
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
United States – 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(g) (Cost: $2,904,534)	2,904,534	2,904,534
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $87,299,176)		88,362,018
Other Liabilities less Assets – (2.2)%		(1,895,769)
NET ASSETS – 100.0%		$86,466,249

*     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

^     Non-income producing security.

(a)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)     The security has a perpetual maturity; the date displayed is the next call date.

(d)     Rate shown reflects the accrual rate as of August 31, 2025 on securities with variable or step rates.

(e)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,430,936 and the total market value of the collateral held by the Fund was $3,556,799. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $652,265.

(f)     Security is in default on interest payments.

(g)     Rate shown represents annualized 7-day yield as of August 31, 2025.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	5	12/19/25	$(562,500)	$(401)
U.S. Treasury Long Bond	2	12/19/25	(228,500)	402
Ultra 10 Year U.S. Treasury Note	44	12/19/25	(5,033,875)	(12,810)
			$(5,824,875)	$(12,809)
Long Exposure
2 Year U.S. Treasury Note	39	12/31/25	$8,133,023	$3,697
5 Year U.S. Treasury Note	10	12/31/25	1,094,688	2,482
U.S. Treasury Ultra Long Term Bond	24	12/19/25	2,797,500	(16,178)
			$12,025,211	$(9,999)
Total – Net			$6,200,336	$(22,808)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds
Russia	$—	$—	$ 0*	$0
Other	—	77,489,452	—	77,489,452
Foreign Government Obligations	—	994,909	—	994,909
Supranational Bonds	—	410,022	—	410,022
Mutual Fund	—	6,563,101	—	6,563,101
Investment of Cash Collateral for Securities Loaned	—	2,904,534	—	2,904,534
Total Investments in Securities	$—	$88,362,018	$ 0	$88,362,018
Financial Derivative Instruments
Futures Contracts[1]	$6,581	$—	$—	$6,581
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(29,389)	$—	$—	$(29,389)
Total – Net	$(22,808)	$88,362,018	$ 0	$88,339,210

*   Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2025
Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS – 84.6%
Brazil – 7.9%
Brazil Letras do Tesouro Nacional
12.48%, 1/1/26(a)	2,000,000	BRL	$351,480
12.31%, 7/1/26(a)	6,950,000	BRL	1,144,738
9.98%, 7/1/27(a)	3,300,000	BRL	482,577
14.61%, 1/1/29(a)	4,000,000	BRL	487,448
12.51%, 1/1/30(a)	3,000,000	BRL	321,237
Brazil Notas do Tesouro Nacional Serie F
10.00%, 1/1/27	4,780,000	BRL	841,428
10.00%, 1/1/29	5,310,000	BRL	898,079
10.00%, 1/1/31	2,320,000	BRL	372,343
10.00%, 1/1/33	3,500,000	BRL	539,831
10.00%, 1/1/35	2,500,000	BRL	372,961
Total Brazil			5,812,122
Chile – 3.6%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)(c)	305,000,000	CLP	316,301
4.80%, 4/1/29(a)	200,000,000	CLP	174,300
5.80%, 10/1/29(b)(c)	220,000,000	CLP	233,348
4.70%, 9/1/30(b)(c)	275,000,000	CLP	277,869
6.00%, 4/1/33(b)(c)	400,000,000	CLP	427,871
7.00%, 5/1/34(b)(c)	430,000,000	CLP	490,749
5.00%, 3/1/35	195,000,000	CLP	194,311
5.30%, 11/1/37(b)(c)	100,000,000	CLP	101,051
6.20%, 10/1/40(b)(c)	200,000,000	CLP	219,844
6.00%, 1/1/43	170,000,000	CLP	184,184
Total Chile			2,619,828
China – 4.5%
China Government Bonds
2.04%, 2/25/27	2,350,000	CNY	332,905
1.62%, 8/15/27	3,220,000	CNY	453,804
1.43%, 1/25/30	5,000,000	CNY	696,833
2.68%, 5/21/30	4,370,000	CNY	642,948
2.80%, 11/15/32	3,650,000	CNY	549,270
2.27%, 5/25/34	2,600,000	CNY	378,556
3.81%, 9/14/50	1,280,000	CNY	237,572
Total China			3,291,888
Colombia – 7.5%
Colombian TES
5.75%, 11/3/27	3,369,800,000	COP	783,076
6.00%, 4/28/28	1,022,600,000	COP	232,365
7.75%, 9/18/30	1,312,200,000	COP	287,532
7.00%, 3/26/31	3,269,000,000	COP	674,340
7.00%, 6/30/32	2,041,800,000	COP	401,609
13.25%, 2/9/33	2,384,500,000	COP	633,958
7.25%, 10/18/34	2,510,400,000	COP	478,160
6.25%, 7/9/36	1,417,700,000	COP	243,069
Investments	Principal Amount†		Value
9.25%, 5/28/42	2,730,000,000	COP	$552,378
11.50%, 7/25/46	2,650,500,000	COP	626,241
7.25%, 10/26/50	3,750,000,000	COP	593,904
Total Colombia			5,506,632
Czech Republic – 2.1%
Czech Republic Government Bonds
0.25%, 2/10/27	1,290,000	CZK	59,066
5.75%, 3/29/29	2,800,000	CZK	143,666
0.05%, 11/29/29	6,150,000	CZK	252,144
1.20%, 3/13/31	22,020,000	CZK	913,380
3.60%, 6/3/36	3,200,000	CZK	143,397
Total Czech Republic			1,511,653
Egypt – 0.0%
Egypt Government Bonds 14.48%, 4/6/26	200,000	EGP	3,865
Hungary – 4.3%
Hungary Government Bonds
1.00%, 11/26/25	91,300,000	HUF	266,099
9.50%, 10/21/26	170,000,000	HUF	519,236
3.00%, 10/27/27	190,260,000	HUF	525,375
2.00%, 5/23/29	120,000,000	HUF	302,919
3.00%, 8/21/30	85,680,000	HUF	216,092
3.25%, 10/22/31	189,010,000	HUF	462,344
4.75%, 11/24/32	100,000,000	HUF	260,385
2.25%, 4/20/33	95,360,000	HUF	205,303
7.00%, 10/24/35	75,000,000	HUF	220,616
3.00%, 4/25/41	85,000,000	HUF	151,570
Total Hungary			3,129,939
India – 7.7%
India Government Bonds
5.15%, 11/9/25	50,000,000	INR	566,124
7.26%, 1/14/29	50,000,000	INR	586,230
5.79%, 5/11/30	60,000,000	INR	666,584
6.10%, 7/12/31	50,000,000	INR	558,934
7.26%, 8/22/32	30,000,000	INR	352,304
7.18%, 8/14/33	40,000,000	INR	467,541
7.10%, 4/8/34	50,000,000	INR	580,878
7.18%, 7/24/37	50,000,000	INR	585,611
7.16%, 9/20/50	50,000,000	INR	564,554
7.30%, 6/19/53	60,000,000	INR	686,569
Total India			5,615,329
Indonesia – 11.5%
Indonesia Treasury Bonds
8.38%, 9/15/26	6,731,000,000	IDR	421,367
6.13%, 5/15/28	7,400,000,000	IDR	456,417
9.00%, 3/15/29	9,875,000,000	IDR	664,470
8.25%, 5/15/29	8,881,000,000	IDR	586,781
7.00%, 9/15/30	9,600,000,000	IDR	613,800
6.50%, 2/15/31	5,082,000,000	IDR	318,342

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2025
Investments	Principal Amount†		Value
8.75%, 5/15/31	8,601,000,000	IDR	$593,109
6.38%, 4/15/32	12,500,000,000	IDR	772,044
8.25%, 6/15/32	4,489,000,000	IDR	302,443
7.00%, 2/15/33	7,900,000,000	IDR	501,925
8.38%, 3/15/34	1,300,000,000	IDR	89,259
7.50%, 6/15/35	11,063,000,000	IDR	724,234
8.25%, 5/15/36	11,563,000,000	IDR	799,705
7.50%, 5/15/38	3,300,000,000	IDR	214,814
8.38%, 4/15/39	2,800,000,000	IDR	194,713
7.50%, 4/15/40	9,700,000,000	IDR	629,259
8.75%, 2/15/44	1,390,000,000	IDR	101,090
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26	3,500,000,000	IDR	211,655
6.38%, 3/15/34	2,110,000,000	IDR	126,523
6.88%, 3/15/36	2,350,000,000	IDR	146,973
Total Indonesia			8,468,923
Malaysia – 4.8%
Malaysia Government Bonds
3.89%, 8/15/29	900,000	MYR	219,133
2.63%, 4/15/31	1,050,000	MYR	240,875
4.64%, 11/7/33	2,000,000	MYR	516,892
4.25%, 5/31/35	400,000	MYR	101,418
4.76%, 4/7/37	332,000	MYR	87,749
3.76%, 5/22/40	750,000	MYR	180,756
4.92%, 7/6/48	675,000	MYR	186,057
4.07%, 6/15/50	500,000	MYR	122,396
4.46%, 3/31/53	650,000	MYR	168,433
Malaysia Government Investment Issue
3.60%, 7/31/28	1,000,000	MYR	240,396
3.47%, 10/15/30	980,000	MYR	235,452
4.19%, 10/7/32	1,000,000	MYR	249,831
4.47%, 9/15/39	1,000,000	MYR	259,166
4.42%, 9/30/41	2,400,000	MYR	622,192
4.29%, 8/14/43	500,000	MYR	127,326
Total Malaysia			3,558,072
Mexico – 4.9%
Mexican Bonos
8.50%, 3/2/28	2,000,000	MXN	108,394
8.50%, 3/1/29	5,500,000	MXN	297,491
7.50%, 5/26/33	16,500,000	MXN	824,766
8.00%, 5/24/35	3,375,000	MXN	170,089
10.00%, 11/20/36	5,912,000	MXN	340,572
8.50%, 11/18/38	5,609,000	MXN	284,104
7.75%, 11/13/42	9,527,000	MXN	434,641
8.00%, 11/7/47	12,400,000	MXN	568,950
8.00%, 7/31/53	12,200,000	MXN	553,551
Total Mexico			3,582,558
Investments	Principal Amount†		Value
Peru – 4.3%
Peru Government Bonds
5.94%, 2/12/29	1,270,000	PEN	$377,606
6.95%, 8/12/31	800,000	PEN	248,764
6.15%, 8/12/32	2,291,000	PEN	679,898
7.30%, 8/12/33(b)	1,511,000	PEN	471,312
5.40%, 8/12/34	1,765,000	PEN	477,861
6.90%, 8/12/37	1,500,000	PEN	434,594
7.60%, 8/12/39(b)	1,000,000	PEN	303,477
5.35%, 8/12/40	660,000	PEN	161,943
Total Peru			3,155,455
Poland – 4.4%
Republic of Poland Government Bonds
2.50%, 7/25/27	2,175,000	PLN	577,354
7.50%, 7/25/28	2,000,000	PLN	592,848
2.75%, 10/25/29	2,335,000	PLN	594,045
1.25%, 10/25/30	2,405,000	PLN	552,798
6.00%, 10/25/33	3,150,000	PLN	904,753
Total Poland			3,221,798
Romania – 2.1%
Romania Government Bonds
7.20%, 5/31/27	800,000	RON	184,415
2.50%, 10/25/27	1,100,000	RON	230,581
4.15%, 1/26/28	690,000	RON	148,513
5.00%, 2/12/29	1,035,000	RON	221,816
8.00%, 4/29/30	1,390,000	RON	327,464
3.65%, 9/24/31	755,000	RON	143,662
4.75%, 10/11/34	760,000	RON	146,137
4.25%, 4/28/36	800,000	RON	144,616
Total Romania			1,547,204
South Africa – 6.3%
Republic of South Africa Government Bonds
8.00%, 1/31/30	2,030,000	ZAR	114,352
7.00%, 2/28/31	8,067,000	ZAR	428,312
8.25%, 3/31/32	12,045,000	ZAR	662,785
8.88%, 2/28/35	11,810,000	ZAR	638,774
6.25%, 3/31/36	7,021,600	ZAR	304,256
8.50%, 1/31/37	12,300,000	ZAR	619,943
9.00%, 1/31/40	10,700,000	ZAR	535,335
6.50%, 2/28/41	4,005,000	ZAR	157,453
8.75%, 1/31/44	10,515,000	ZAR	495,599
8.75%, 2/28/48	13,620,000	ZAR	635,222
Total South Africa			4,592,031
Thailand – 8.0%
Thailand Government Bonds
3.85%, 12/12/25	5,480,000	THB	170,328
2.25%, 3/17/27	4,700,000	THB	147,488
1.00%, 6/17/27	12,045,000	THB	370,825
2.40%, 11/17/27	16,750,000	THB	531,167

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2025
Investments	Principal Amount†		Value
2.65%, 6/17/28	10,000,000	THB	$321,432
2.88%, 12/17/28	3,752,000	THB	122,267
2.40%, 3/17/29	10,000,000	THB	321,981
1.60%, 12/17/29	15,245,000	THB	479,326
3.65%, 6/20/31	9,000,000	THB	316,154
2.00%, 12/17/31	14,215,000	THB	459,723
3.35%, 6/17/33	7,500,000	THB	267,301
1.60%, 6/17/35	6,630,000	THB	209,712
3.40%, 6/17/36	13,952,000	THB	516,997
3.39%, 6/17/37	12,850,000	THB	483,108
3.30%, 6/17/38	12,522,000	THB	468,271
3.45%, 6/17/43	8,000,000	THB	311,957
2.88%, 6/17/46	10,235,000	THB	375,218
Total Thailand			5,873,255
Turkey – 0.7%
Turkiye Government Bonds
10.60%, 2/11/26	4,420,000	TRY	96,712
11.00%, 2/24/27	7,106,000	TRY	126,351
10.50%, 8/11/27	13,315,000	TRY	217,844
11.70%, 11/13/30	6,405,000	TRY	82,717
Total Turkey			523,624
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $64,374,699)			62,014,176
SUPRANATIONAL BONDS – 7.4%
European Investment Bank 8.00%, 5/5/27(b)	9,015,000	ZAR	514,747
International Bank for Reconstruction & Development
8.25%, 12/21/26	8,675,000	ZAR	492,944
6.88%, 2/9/29	10,000,000	MXN	520,277
7.07%, 6/26/29	16,000,000	MXN	850,318
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,475,694
7.50%, 1/18/28	19,700,000	MXN	1,048,486
7.75%, 1/18/30	10,000,000	MXN	528,939
TOTAL SUPRANATIONAL BONDS (Cost: $5,372,956)			5,431,405
Shares
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(d) (Cost: $161,449)	161,449	161,449
Investments	Principal Amount†	Value
REPURCHASE AGREEMENT – 5.0%
United States – 5.0%
Citigroup, Inc., tri-party repurchase agreement dated 8/29/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.34% due 9/2/25; Proceeds at maturity – $3,691,779 (fully collateralized by Government National Mortgage Association, 5.85% – 5.93% due 7/15/60-8/15/60; Market value including accrued interest – $3,874,501) (Cost: $3,690,000)	3,690,000	$3,690,000
TOTAL INVESTMENTS IN SECURITIES – 97.2% (Cost: $73,599,104)		71,297,030
Other Assets less Liabilities – 2.8%		2,049,572
NET ASSETS – 100.0%		$73,346,602

†     Principal amount is reported in U.S. dollars unless otherwise noted.

(a)     Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2025.

(b)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)     Rate shown represents annualized 7-day yield as of August 31, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	New Romanian leu
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	9/19/2025	30,000,000	TRY	691,082	USD	$27,269	$—
BNP Paribas	9/2/2025	124,497	USD	2,037,646,722	IDR	929	—
Citibank NA	9/19/2025	219,793	USD	18,900,000	INR	5,641	—
Citibank NA	9/19/2025	348,853	USD	6,600,000	MXN	—	(4,536)
Goldman Sachs	9/19/2025	20,000,000	MXN	1,046,916	USD	23,958	—
Goldman Sachs	9/19/2025	500,000	MYR	118,686	USD	—	(265)
Royal Bank of Canada	9/19/2025	10,000,000	MYR	2,371,073	USD	—	(2,661)
Royal Bank of Canada	9/19/2025	229,434	USD	965,000	MYR	882	—
UBS Group AG	9/19/2025	30,000,000	INR	342,056	USD	—	(2,132)
						$58,679	$(9,594)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$62,014,176	$—	$62,014,176
Supranational Bonds	—	5,431,405	—	5,431,405
Mutual Fund	—	161,449	—	161,449
Repurchase Agreement	—	3,690,000	—	3,690,000
Total Investments in Securities	$—	$71,297,030	$—	$71,297,030
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$58,679	$—	$58,679
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(9,594)	$—	$(9,594)
Total – Net	$—	$71,346,115	$—	$71,346,115

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments WisdomTree Floating Rate Treasury Fund (USFR) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.6%
U.S. Treasury Floating Rate Notes – 99.6%
4.35%, 10/31/26, (3-month U.S. Treasury Money Market Yield + 0.205%)(a)	$5,078,452,800	$5,081,301,990
4.24%, 1/31/27, (3-month U.S. Treasury Money Market Yield + 0.098%)(a)	5,078,174,000	5,074,701,874
4.30%, 4/30/27, (3-month U.S. Treasury Money Market Yield + 0.16%)(a)	5,077,247,300	5,076,309,761
4.30%, 7/31/27, (3-month U.S. Treasury Money Market Yield + 0.159%)(a)	3,500,025,100	3,498,479,384
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,737,278,775)		18,730,793,009
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(b) (Cost: $1,799,369)	1,799,369	$1,799,369
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $18,739,078,144)		18,732,592,378
Other Assets less Liabilities – 0.4%		69,078,640
NET ASSETS – 100.0%		$18,801,671,018

(a)     Floating rate note. Coupon shown is in effect at August 31, 2025. Date represents the ultimate maturity date.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$32,000,000	$32,000,000	$—	$—	$—^	$3,055

^     As of August 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$18,730,793,009	$—	$18,730,793,009
Mutual Fund	—	1,799,369	—	1,799,369
Total Investments in Securities	$—	$18,732,592,378	$—	$18,732,592,378

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments WisdomTree High Income Laddered Municipal Fund (WTMY) August 31, 2025
Investments	Principal Amount	Value
MUNICIPAL BONDS – 98.6%
Alabama – 0.6%
County of Jefferson AL Sewer Revenue, Revenue Bond 5.00%, 10/1/29	$20,000	$21,686
Arizona – 1.1%
Salt Verde Financial Corp., Revenue Bond 5.00%, 12/1/37	40,000	41,845
California – 0.9%
Los Angeles Department of Water & Power, Series A, Revenue Bond 5.00%, 7/1/39	35,000	36,808
Colorado – 0.6%
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series D, Revenue Bond 5.50%, 11/15/29	20,000	22,084
Connecticut – 1.2%
State of Connecticut, Public Impt., Series F, G.O. Bond 5.00%, 11/15/38	45,000	48,856
District of Columbia – 1.7%
District of Columbia, Revenue Bond 5.00%, 4/1/27	40,000	41,463
Metropolitan Washington Airports Authority Aviation Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 10/1/26	25,000	25,580
Total District of Columbia		67,043
Florida – 14.4%
Central Florida Expressway Authority, Series B, Revenue Bond 5.00%, 7/1/26	105,000	107,213
City of Jacksonville, Public Impt., Series A, Revenue Bond 5.00%, 10/1/39	55,000	58,865
County of Miami-Dade FL Aviation Revenue, Series A, Revenue Bond 5.00%, 10/1/29	50,000	54,043
Florida Development Finance Corp., Revenue Bond 5.25%, 7/1/53	200,000	190,209
Florida Municipal Power Agency, Series A, Revenue Bond 5.00%, 10/1/26	30,000	30,828
JEA Electric System Revenue, Revenue Bond 5.00%, 10/1/29	75,000	82,276
Manatee County School District, School Impt., Series CO 5.00%, 7/1/37	20,000	21,435
Orange County Health Facilities Authority, Series A, Revenue Bond 5.00%, 10/1/36	25,000	27,050
Total Florida		571,919
Investments	Principal Amount	Value
Georgia – 0.7%
Cobb County Kennestone Hospital Authority, Series A, Revenue Bond 5.00%, 4/1/30	$25,000	$27,351
Illinois – 8.4%
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	105,000	112,730
5.00%, 1/1/40	65,000	68,246
Illinois State Toll Highway Authority, Series A, Revenue Bond 5.00%, 1/1/39	25,000	26,644
Kane Cook & DuPage Counties School District No. U-46 Elgin, School Impt., G.O. Bond 5.00%, 1/1/40	40,000	41,998
State of Illinois, Public Impt., Series A, G.O. Bond 5.00%, 3/1/32	75,000	83,022
Total Illinois		332,640
Massachusetts – 3.0%
Massachusetts Development Finance Agency, Series 2, Revenue Bond 5.00%, 7/1/35	25,000	27,488
Massachusetts Development Finance Agency, Series A, Revenue Bond 5.00%, 10/15/28	85,000	92,086
Total Massachusetts		119,574
Michigan – 3.0%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond 5.00%, 10/1/34	50,000	55,116
Michigan Finance Authority, Revenue Bond 5.00%, 4/15/32	55,000	61,659
Total Michigan		116,775
Minnesota – 2.1%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, Revenue Bond 5.00%, 8/15/35	75,000	83,947
Missouri – 2.0%
Missouri Joint Municipal Electric Utility Commission, Revenue Bond 5.00%, 1/1/34	70,000	78,017
New Jersey – 1.3%
New Jersey Transportation Trust Fund Authority, Transit Impt., Series BB, Revenue Bond 5.00%, 6/15/37	25,000	26,815
Tobacco Settlement Financing Corp., Series A, Revenue Bond 5.00%, 6/1/35	25,000	25,584
Total New Jersey		52,399

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree High Income Laddered Municipal Fund (WTMY) August 31, 2025
Investments	Principal Amount	Value
New York – 6.4%
City of New York, Public Impt., Series 1, G.O. Bond 5.00%, 4/1/37	$25,000	$26,926
Metropolitan Transportation Authority, Series A2, Revenue Bond 5.00%, 11/15/25	105,000	105,464
New York City Industrial Development Agency, Revenue Bond 5.00%, 3/1/30	70,000	76,505
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond 5.00%, 11/1/35	20,000	21,989
New York Transportation Development Corp., Revenue Bond 5.00%, 12/1/30	20,000	21,871
Total New York		252,755
Ohio – 6.5%
American Municipal Power, Inc., Series A, Revenue Bond 5.00%, 2/15/28	30,000	31,843
Buckeye Tobacco Settlement Financing Authority, Series B2, Revenue Bond 5.00%, 6/1/55	280,000	226,550
Total Ohio		258,393
Oklahoma – 6.9%
Oklahoma County Finance Authority, School Impt., Revenue Bond 5.00%, 9/1/34	25,000	27,674
Oklahoma Development Finance Authority, Series B, Revenue Bond 5.50%, 8/15/57	260,000	246,185
Total Oklahoma		273,859
Pennsylvania – 11.0%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	26,206
5.00%, 5/1/33	50,000	54,941
City of Philadelphia PA Water & Wastewater Revenue, Sewer Impt., Series B, Revenue Bond 5.00%, 9/1/38	20,000	21,359
Monroeville Finance Authority, Series B, Revenue Bond 5.00%, 2/15/31	40,000	43,819
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	80,000	86,864
5.00%, 8/15/40	20,000	20,621
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond 5.00%, 5/15/37	80,000	84,902
Investments	Principal Amount	Value
Pittsburgh Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond 5.00%, 9/1/31	$60,000	$67,448
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond 5.00%, 2/1/33	25,000	27,664
Total Pennsylvania		433,824
Puerto Rico – 6.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A1, Revenue Bond 5.00%, 7/1/58	265,000	243,073
Rhode Island – 2.1%
Rhode Island Health & Educational Building Corp., Revenue Bond 5.00%, 11/1/33	75,000	84,079
South Carolina – 3.0%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	90,000	95,079
5.00%, 12/1/33	20,000	22,349
Total South Carolina		117,428
Tennessee – 0.9%
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond 5.00%, 7/1/32	35,000	37,072
Texas – 7.5%
Central Texas Regional Mobility Authority, Highway Impt., Series B, Revenue Bond 5.00%, 1/1/39	55,000	56,953
Dallas Fort Worth International Airport, Revenue Bond 5.00%, 11/1/31	65,000	71,712
Dallas Fort Worth International Airport, Series A, Revenue Bond 5.00%, 11/1/30	40,000	44,608
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond 5.00%, 7/1/34	20,000	22,609
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/36	40,000	43,456
5.00%, 5/15/40	55,000	57,652
Total Texas		296,990
Utah – 0.5%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 7/1/27	20,000	20,747

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree High Income Laddered Municipal Fund (WTMY) August 31, 2025
Investments	Principal Amount	Value
Wisconsin – 6.7%
Public Finance Authority, Highway Impt., Revenue Bond 6.50%, 12/31/65	$250,000	$263,137
TOTAL MUNICIPAL BONDS (Cost: $3,897,872)		3,902,301
	Shares
MUTUAL FUND – 0.3%
BlackRock Liquidity MuniCash, Institutional Shares, 2.73%(a) (Cost: $12,936)	12,935	12,936
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $3,910,808)		3,915,237
Other Assets less Liabilities – 1.1%		43,844
NET ASSETS – 100.0%		$3,959,081

(a)     Rate shown represents annualized 7-day yield as of August 31, 2025.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$—	$3,902,301	$—	$3,902,301
Mutual Fund	—	12,936	—	12,936
Total Investments in Securities	$—	$3,915,237	$—	$3,915,237

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments WisdomTree Inflation Plus Fund (WTIP) (consolidated) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 85.3%
U.S. Treasury Inflation Indexed Notes – 85.3%
0.13%, 10/15/25	$52,000	$64,504
0.63%, 1/15/26	44,000	59,506
0.13%, 4/15/26	40,000	48,880
0.13%, 7/15/26	45,000	60,318
0.13%, 10/15/26	64,000	75,122
0.38%, 1/15/27	42,000	55,705
0.13%, 4/15/27	61,000	68,772
0.38%, 7/15/27	47,000	61,678
1.63%, 10/15/27	65,000	72,161
0.50%, 1/15/28	49,000	63,507
1.25%, 4/15/28	64,000	69,369
0.75%, 7/15/28	43,000	55,228
2.38%, 10/15/28	68,000	74,998
0.88%, 1/15/29	37,000	47,139
2.13%, 4/15/29	71,000	76,888
0.25%, 7/15/29	44,000	54,075
1.63%, 10/15/29	74,000	77,806
0.13%, 1/15/30	51,000	61,335
1.63%, 4/15/30	78,000	80,710
0.13%, 7/15/30	55,000	66,102
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,277,270)		1,293,803
Investments	Shares	Value
EXCHANGE-TRADED FUND – 4.7%
United States – 4.7%
WisdomTree Bitcoin Fund*(a) (Cost: $70,925)	615	$70,497
MUTUAL FUND – 6.7%
United States – 6.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(b) (Cost: $101,824)	101,824	101,824
TOTAL INVESTMENTS IN SECURITIES – 96.7% (Cost: $1,450,019)		1,466,124
Other Assets less Liabilities – 3.3%		50,166
NET ASSETS – 100.0%		$1,516,290

*     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 6/18/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Dividend Income
WisdomTree Bitcoin Fund	$—	$74,961	$4,360	$324	$(427)	$70,497	$—

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Inflation Plus Fund (WTIP) (consolidated) August 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Corn	5	12/12/25	$(105,063)	$(3,331)
HRW Wheat	4	12/12/25	(103,950)	4,385
Nickel	1	9/15/25	(91,719)	(1,456)
Sugar No. 11	5	9/30/25	(91,672)	3,165
Wheat	4	12/12/25	(106,850)	936
			$(499,254)	$3,699
Long Exposure
Aluminum	1	3/16/26	$65,762	$109
Brent Crude	2	9/30/25	134,960	3,105
Copper	1	12/29/25	114,763	3,296
Gasoline RBOB	1	4/30/26	86,881	1,235
Gold	1	9/26/25	174,360	5,782
Low Sulphur Gasoil	2	9/11/25	135,050	1,920
NY Harbor ULSD	1	11/28/25	94,303	513
Silver	1	11/25/25	101,807	4,835
WTI Crude Oil	1	9/22/25	64,010	967
			$971,896	$21,762
Total – Net			$472,642	$25,461

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,293,803	$—	$1,293,803
Exchange-Traded Fund	70,497	—	—	70,497
Mutual Fund	—	101,824	—	101,824
Total Investments in Securities	$70,497	$1,395,627	$—	$1,466,124
Financial Derivative Instruments
Futures Contracts[1]	$30,248	$—	$—	$30,248
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(4,787)	$—	$—	$(4,787)
Total – Net	$95,958	$1,395,627	$—	$1,491,585

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 1.5%
U.S. Treasury Bills – 0.1%
4.28%, 9/4/25*(a)	$151,700	$151,665
4.32%, 9/9/25*	41,000	40,966
Total U.S. Treasury Bills		192,631
U.S. Treasury Bond – 0.9% 4.88%, 8/15/45	1,605,800	1,607,776
Total U.S. Treasury Bond		1,607,776
U.S. Treasury Notes – 0.5%
3.75%, 4/30/27	705,800	706,613
4.25%, 8/15/35	294,600	295,221
Total U.S. Treasury Notes		1,001,834
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,794,142)		2,802,241
CORPORATE BONDS – 94.1%
Canada – 0.1%
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(b)	25,000	25,601
7.75%, 3/15/31(b)	145,000	152,468
Total Canada		178,069
United States – 94.0%
AAR Escrow Issuer LLC 6.75%, 3/15/29(b)	147,000	151,377
ACCO Brands Corp. 4.25%, 3/15/29(a)(b)	405,000	364,040
AdaptHealth LLC 4.63%, 8/1/29(a)(b)	644,000	610,342
ADT Security Corp. 4.13%, 8/1/29(b)	434,000	419,989
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(b)	46,000	46,949
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 3/15/26(b)	95,000	94,385
4.63%, 1/15/27(b)	650,000	646,886
5.88%, 2/15/28(b)	59,000	59,057
3.50%, 3/15/29(b)	251,000	238,969
4.88%, 2/15/30(b)	313,000	308,169
Allison Transmission, Inc.
5.88%, 6/1/29(b)	29,000	29,286
3.75%, 1/30/31(b)	360,000	332,406
Ally Financial, Inc.
6.70%, 2/14/33	363,000	377,553
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)	165,000	164,053
AMC Networks, Inc.
10.25%, 1/15/29(b)	656,000	682,797
4.25%, 2/15/29(a)	18,000	14,831
Investments	Principal Amount	Value
American Axle & Manufacturing, Inc. 5.00%, 10/1/29(a)	$230,000	$217,521
ANGI Group LLC 3.88%, 8/15/28(b)	329,000	310,092
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(b)	96,000	96,285
5.38%, 6/15/29(b)	49,000	48,819
6.63%, 2/1/32(b)	45,000	46,571
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(a)(b)	450,049	443,692
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(b)	602,000	561,718
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(b)	351,000	337,196
AppLovin Corp.
5.38%, 12/1/31	20,000	20,595
5.95%, 12/1/54	285,000	278,334
Aramark Services, Inc. 5.00%, 2/1/28(b)	359,000	356,881
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(b)	243,000	244,009
6.63%, 9/1/32(b)	367,000	376,853
Arcosa, Inc. 6.88%, 8/15/32(b)	158,000	164,938
Asbury Automotive Group, Inc.
4.63%, 11/15/29(b)	310,000	301,641
5.00%, 2/15/32(b)	350,000	336,616
ASGN, Inc.
4.63%, 5/15/28(b)	268,000	262,374
Avient Corp.
7.13%, 8/1/30(b)	251,000	259,561
6.25%, 11/1/31(b)	220,000	224,310
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 3/1/29(b)	822,000	797,930
8.25%, 1/15/30(b)	735,000	762,581
8.00%, 2/15/31(a)(b)	255,000	263,721
Axalta Coating Systems LLC 3.38%, 2/15/29(b)	136,000	128,768
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(b)	190,000	189,633
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(a)(b)	336,000	349,116
Bath & Body Works, Inc. 6.63%, 10/1/30(b)	54,000	55,526
BellRing Brands, Inc. 7.00%, 3/15/30(b)	95,000	98,490
See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025
Investments	Principal Amount	Value
Block, Inc. 3.50%, 6/1/31(a)	$328,000	$303,257
Boyd Gaming Corp.
4.75%, 12/1/27	144,000	143,302
4.75%, 6/15/31(b)	532,000	512,481
Bread Financial Holdings, Inc. 9.75%, 3/15/29(b)	565,000	604,085
Brink’s Co. 4.63%, 10/15/27(b)	134,000	132,931
Builders FirstSource, Inc.
4.25%, 2/1/32(b)	570,000	536,055
6.38%, 6/15/32(b)	651,000	673,439
6.38%, 3/1/34(b)	170,000	175,491
6.75%, 5/15/35(b)	70,000	73,140
Burford Capital Global Finance LLC 9.25%, 7/1/31(b)	369,000	392,905
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	850,000	811,486
7.00%, 2/15/30(b)	389,000	402,695
6.00%, 10/15/32(a)(b)	392,000	384,790
California Resources Corp. 8.25%, 6/15/29(b)	636,000	658,192
Carnival Corp.
6.00%, 5/1/29(b)	348,000	352,756
5.75%, 3/15/30(b)	400,000	409,929
5.88%, 6/15/31(b)	380,000	389,617
6.13%, 2/15/33(b)	425,000	436,939
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(b)	130,000	129,047
5.38%, 6/1/29(b)	190,000	188,585
4.75%, 3/1/30(b)	455,000	437,873
4.50%, 8/15/30(b)	43,000	40,707
4.25%, 2/1/31(b)	144,000	132,963
4.75%, 2/1/32(a)(b)	378,000	350,936
4.50%, 5/1/32	196,000	179,420
4.25%, 1/15/34(a)(b)	200,000	173,778
Centene Corp.
4.25%, 12/15/27	836,000	817,020
4.63%, 12/15/29	835,000	804,786
3.38%, 2/15/30	870,000	794,170
3.00%, 10/15/30	500,000	442,190
2.50%, 3/1/31	810,000	691,003
Central Garden & Pet Co. 4.13%, 10/15/30	279,000	264,143
Charles River Laboratories International, Inc.
4.25%, 5/1/28(b)	100,000	97,824
4.00%, 3/15/31(b)	342,000	316,997
Chart Industries, Inc.
7.50%, 1/1/30(b)	300,000	314,414
Investments	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	$390,000	$351,322
6.65%, 2/1/34	285,000	304,237
6.48%, 10/23/45	962,000	935,851
3.70%, 4/1/51	638,000	411,367
Chord Energy Corp. 6.75%, 3/15/33(b)	375,000	385,049
CHS/Community Health Systems, Inc.
6.88%, 4/15/29(b)	748,000	603,253
5.25%, 5/15/30(b)	756,000	678,265
4.75%, 2/15/31(b)	586,000	499,190
10.88%, 1/15/32(b)	606,000	642,215
Churchill Downs, Inc.
5.50%, 4/1/27(b)	166,000	165,897
4.75%, 1/15/28(b)	380,000	376,374
5.75%, 4/1/30(b)	429,000	429,696
Cinemark USA, Inc.
5.25%, 7/15/28(b)	407,000	404,333
7.00%, 8/1/32(b)	225,000	233,491
Clean Harbors, Inc. 4.88%, 7/15/27(b)	156,000	155,456
Clearway Energy Operating LLC
4.75%, 3/15/28(b)	434,000	429,328
3.75%, 2/15/31(b)	585,000	538,351
Clue Opco LLC 9.50%, 10/15/31(a)(b)	395,000	420,923
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(b)	358,000	363,401
6.88%, 1/15/30(b)	160,000	164,757
8.75%, 4/15/30(b)	751,000	775,036
6.75%, 4/15/32(b)	425,000	436,760
CNX Resources Corp.
7.38%, 1/15/31(b)	413,000	428,646
7.25%, 3/1/32(b)	185,000	192,170
Coherent Corp. 5.00%, 12/15/29(b)	292,000	287,336
Coinbase Global, Inc.
3.38%, 10/1/28(b)	316,000	300,352
3.63%, 10/1/31(a)(b)	349,000	312,891
CommScope LLC
8.25%, 3/1/27(b)	805,000	815,577
7.13%, 7/1/28(b)	522,000	523,922
4.75%, 9/1/29(b)	921,000	914,648
CommScope Technologies LLC 5.00%, 3/15/27(b)	839,000	831,580
Compass Minerals International, Inc. 6.75%, 12/1/27(b)	281,000	281,841

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025
Investments	Principal Amount	Value
Comstock Resources, Inc.
6.75%, 3/1/29(b)	$1,313,000	$1,297,069
5.88%, 1/15/30(b)	540,000	507,224
Concentra Escrow Issuer Corp. 6.88%, 7/15/32(b)	200,000	207,533
CoreCivic, Inc. 8.25%, 4/15/29(a)	203,000	214,987
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(b)	383,000	378,258
7.50%, 12/15/33(b)	297,000	319,162
Credit Acceptance Corp.
9.25%, 12/15/28(a)(b)	368,000	389,147
6.63%, 3/15/30(b)	222,000	226,099
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	131,000	123,765
Crown Americas LLC 5.25%, 4/1/30	199,000	201,762
CSC Holdings LLC
5.50%, 4/15/27(b)	795,000	765,549
5.38%, 2/1/28(b)	860,000	793,640
11.25%, 5/15/28(b)	730,000	729,801
4.13%, 12/1/30(b)	775,000	510,769
3.38%, 2/15/31(b)	551,000	353,235
4.50%, 11/15/31(b)	450,000	292,266
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(b)	94,000	95,092
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(b)	440,000	439,543
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(c)	470,000	478,684
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	807,000	841,682
Darling Ingredients, Inc. 6.00%, 6/15/30(b)	308,000	311,552
DaVita, Inc.
4.63%, 6/1/30(b)	959,000	923,841
3.75%, 2/15/31(b)	855,000	780,510
6.88%, 9/1/32(b)	431,000	446,331
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/29(b)	749,000	784,454
Directv Financing LLC 8.88%, 2/1/30(b)	798,000	793,643
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 10.00%, 2/15/31(b)	315,000	312,800
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/27(b)	1,229,000	1,223,643
Investments	Principal Amount	Value
Discovery Communications LLC
4.13%, 5/15/29	$965,000	$915,145
3.63%, 5/15/30	803,000	724,732
Diversified Healthcare Trust 4.38%, 3/1/31	416,000	353,537
Dycom Industries, Inc. 4.50%, 4/15/29(b)	178,000	173,809
Edgewell Personal Care Co.
5.50%, 6/1/28(b)	246,000	245,101
4.13%, 4/1/29(b)	240,000	228,756
Elanco Animal Health, Inc. 6.65%, 8/28/28	276,000	287,748
Elastic NV 4.13%, 7/15/29(b)	225,000	216,305
Element Solutions, Inc. 3.88%, 9/1/28(b)	38,000	36,867
Embecta Corp. 5.00%, 2/15/30(a)(b)	108,000	101,498
Encompass Health Corp.
4.50%, 2/1/28	186,000	184,538
4.75%, 2/1/30	106,000	104,630
Encore Capital Group, Inc. 8.50%, 5/15/30(b)	478,000	505,314
Energy Transfer LP 8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)(c)	528,000	562,622
Enova International, Inc. 9.13%, 8/1/29(b)	337,000	355,635
Entegris, Inc. 5.95%, 6/15/30(b)	186,000	188,476
Esab Corp. 6.25%, 4/15/29(b)	86,000	88,492
Excelerate Energy LP 8.00%, 5/15/30(b)	550,000	586,072
Fair Isaac Corp. 4.00%, 6/15/28(b)	154,000	150,235
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(b)	628,000	600,684
6.75%, 1/15/30(b)	864,000	813,610
FirstCash, Inc.
4.63%, 9/1/28(b)	362,000	356,302
5.63%, 1/1/30(b)	201,000	200,847
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/28(b)(c)	305,000	307,859
Fluor Corp. 4.25%, 9/15/28(a)	60,000	59,075
Ford Motor Co.
3.25%, 2/12/32	608,000	521,421
5.29%, 12/8/46	535,000	435,773

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025
Investments	Principal Amount	Value
Ford Motor Credit Co. LLC
4.95%, 5/28/27	$350,000	$349,222
7.35%, 11/4/27	273,000	284,289
6.80%, 11/7/28	305,000	317,607
5.80%, 3/8/29	345,000	349,038
5.11%, 5/3/29	540,000	532,695
4.00%, 11/13/30	342,000	318,011
6.13%, 3/8/34	487,000	479,329
Forestar Group, Inc. 6.50%, 3/15/33(b)	320,000	326,246
FTAI Aviation Investors LLC
5.50%, 5/1/28(b)	115,000	115,048
7.00%, 5/1/31(b)	155,000	162,246
7.00%, 6/15/32(a)(b)	203,000	211,902
Gap, Inc.
3.63%, 10/1/29(b)	316,000	296,212
3.88%, 10/1/31(b)	315,000	284,541
Gates Corp. 6.88%, 7/1/29(b)	246,000	256,026
GCI LLC 4.75%, 10/15/28(b)	337,000	328,339
Gen Digital, Inc. 6.75%, 9/30/27(b)	311,000	316,674
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	228,000	230,492
8.25%, 1/15/29	735,000	767,789
8.88%, 4/15/30	276,000	292,671
7.88%, 5/15/32	675,000	702,011
GEO Group, Inc.
8.63%, 4/15/29	466,000	493,064
10.25%, 4/15/31	493,000	543,909
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(b)(c)	424,000	417,741
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(b)(c)	400,000	422,212
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	154,000	156,995
4.00%, 1/15/31	371,000	354,359
5.63%, 9/15/34	252,000	253,254
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(b)	256,000	242,823
Graphic Packaging International LLC 6.38%, 7/15/32(b)	129,000	131,314
Griffon Corp. 5.75%, 3/1/28	487,000	486,355
Group 1 Automotive, Inc.
4.00%, 8/15/28(b)	372,000	361,385
6.38%, 1/15/30(b)	178,000	182,985
Investments	Principal Amount	Value
Gulfport Energy Operating Corp. 6.75%, 9/1/29(b)	$296,000	$303,318
Hanesbrands, Inc. 9.00%, 2/15/31(a)(b)	188,000	200,330
HealthEquity, Inc. 4.50%, 10/1/29(b)	235,000	227,436
Hess Midstream Operations LP
5.13%, 6/15/28(b)	89,000	88,909
6.50%, 6/1/29(b)	40,000	41,360
4.25%, 2/15/30(b)	147,000	142,915
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(b)	220,000	211,286
4.88%, 1/15/30	170,000	169,733
4.00%, 5/1/31(b)	213,000	200,806
3.63%, 2/15/32(b)	282,000	257,422
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(b)	640,000	619,397
4.88%, 7/1/31(b)	335,000	312,072
6.63%, 1/15/32(b)	466,000	475,485
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(b)	917,000	1,000,429
4.88%, 6/1/29(b)	481,000	421,698
Hologic, Inc. 3.25%, 2/15/29(b)	211,000	201,703
Ingevity Corp. 3.88%, 11/1/28(b)	230,000	221,156
IQVIA, Inc. 5.00%, 5/15/27(b)	362,000	361,060
Kaiser Aluminum Corp.
4.63%, 3/1/28(b)	173,000	170,457
4.50%, 6/1/31(b)	258,000	242,249
Kinetik Holdings LP 5.88%, 6/15/30(b)	259,000	261,817
Kodiak Gas Services LLC 7.25%, 2/15/29(b)	395,000	408,718
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(b)	308,000	303,169
4.75%, 6/15/29(b)	212,000	207,582
7.00%, 7/15/31(b)	163,000	171,465
Lamar Media Corp.
3.75%, 2/15/28	127,000	123,593
3.63%, 1/15/31	413,000	383,028
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(b)	46,000	45,772
4.13%, 1/31/30(b)	126,000	120,926
Level 3 Financing, Inc.
4.50%, 4/1/30(a)(b)	900,000	809,579
10.75%, 12/15/30(b)	322,761	365,466

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025
Investments	Principal Amount	Value
Levi Strauss & Co. 3.50%, 3/1/31(a)(b)	$138,000	$127,581
Light & Wonder International, Inc.
7.00%, 5/15/28(b)	172,000	172,353
7.50%, 9/1/31(b)	196,000	204,613
Live Nation Entertainment, Inc. 4.75%, 10/15/27(b)	495,000	491,094
Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(b)	308,000	297,874
Matador Resources Co.
6.88%, 4/15/28(b)	209,000	214,113
6.50%, 4/15/32(b)	474,000	481,530
6.25%, 4/15/33(b)	353,000	355,777
Match Group Holdings II LLC
4.63%, 6/1/28(b)	254,000	250,205
3.63%, 10/1/31(b)	250,000	225,915
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(b)	351,000	372,217
Methanex US Operations, Inc. 6.25%, 3/15/32(b)	253,000	255,577
MGM Resorts International
5.50%, 4/15/27	507,000	510,468
4.75%, 10/15/28(a)	198,000	196,921
6.50%, 4/15/32(a)	468,000	480,308
Midcap Financial Issuer Trust 6.50%, 5/1/28(b)	719,000	717,307
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(b)	469,000	453,929
Molina Healthcare, Inc.
4.38%, 6/15/28(b)	474,000	462,285
3.88%, 11/15/30(b)	748,000	687,806
Moog, Inc. 4.25%, 12/15/27(b)	111,000	109,492
MPH Acquisition Holdings LLC 5.75%, 12/31/30(b)	595,000	521,450
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,053,000	998,863
4.63%, 8/1/29	683,000	540,159
3.50%, 3/15/31	978,000	690,913
8.50%, 2/15/32(b)	604,000	633,201
Murphy Oil Corp. 6.00%, 10/1/32(a)	428,000	417,301
Murphy Oil USA, Inc. 3.75%, 2/15/31(b)	256,000	236,995
Mylan, Inc. 5.20%, 4/15/48	440,000	353,010
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(b)	133,000	133,205
6.50%, 8/1/29(b)	20,000	20,508
Investments	Principal Amount	Value
Navient Corp.
5.00%, 3/15/27	$77,000	$76,506
4.88%, 3/15/28	253,000	248,829
5.50%, 3/15/29(a)	501,000	495,367
9.38%, 7/25/30	634,000	700,915
11.50%, 3/15/31	346,000	391,619
NCR Atleos Corp. 9.50%, 4/1/29(b)	568,000	616,311
NCR Voyix Corp. 5.00%, 10/1/28(b)	219,000	216,040
Newell Brands, Inc.
8.50%, 6/1/28(b)	750,000	793,153
6.63%, 9/15/29(a)	443,000	446,375
6.38%, 5/15/30(a)	270,000	266,821
6.63%, 5/15/32(a)	786,000	770,901
Nexstar Media, Inc.
5.63%, 7/15/27(b)	377,000	376,768
4.75%, 11/1/28(a)(b)	615,000	603,906
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(b)	592,000	604,755
8.38%, 2/15/32(b)	990,000	1,007,064
Noble Finance II LLC 8.00%, 4/15/30(b)	904,000	937,466
Nordstrom, Inc. 4.38%, 4/1/30	292,000	271,311
NRG Energy, Inc.
5.25%, 6/15/29(b)	413,000	411,936
5.75%, 7/15/29(b)	354,000	355,350
3.63%, 2/15/31(b)	555,000	512,299
6.00%, 2/1/33(b)	462,000	469,311
6.25%, 11/1/34(b)	363,000	372,493
NuStar Logistics LP 6.38%, 10/1/30	168,000	174,360
Occidental Petroleum Corp.
8.88%, 7/15/30	173,000	199,141
6.63%, 9/1/30	325,000	345,885
5.38%, 1/1/32	712,000	716,500
5.55%, 10/1/34	355,000	353,488
6.45%, 9/15/36	777,000	804,676
6.20%, 3/15/40	301,000	297,258
6.60%, 3/15/46	573,000	576,340
ON Semiconductor Corp. 3.88%, 9/1/28(b)	148,000	144,115
OneMain Finance Corp.
7.13%, 3/15/26	159,000	161,253
6.63%, 1/15/28	246,000	252,566
6.63%, 5/15/29	328,000	337,776
5.38%, 11/15/29	802,000	795,044
7.88%, 3/15/30	578,000	612,554
4.00%, 9/15/30	685,000	634,113
7.13%, 11/15/31	520,000	540,723
See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025
Investments	Principal Amount	Value
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(b)	$139,000	$137,888
4.25%, 1/15/29(b)	63,000	60,559
4.63%, 3/15/30(b)	401,000	383,164
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(b)	315,000	315,325
7.25%, 5/15/31(a)(b)	498,000	507,393
Paramount Global
4.20%, 6/1/29	660,000	650,903
4.95%, 1/15/31(a)	775,000	770,650
4.38%, 3/15/43	963,000	733,280
4.95%, 5/19/50	670,000	525,877
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	1,041,000	1,044,344
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(b)	365,000	364,762
4.88%, 5/15/29(b)	397,000	386,956
7.00%, 2/1/30(b)	235,000	242,597
Patrick Industries, Inc. 6.38%, 11/1/32(b)	322,000	327,131
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	809,000	799,950
7.88%, 9/15/30(a)(b)	726,000	703,371
Penske Automotive Group, Inc. 3.75%, 6/15/29(a)	96,000	91,591
Performance Food Group, Inc.
5.50%, 10/15/27(b)	45,000	44,973
4.25%, 8/1/29(b)	533,000	517,108
6.13%, 9/15/32(b)	181,000	185,559
Permian Resources Operating LLC
8.00%, 4/15/27(b)	93,000	94,773
5.88%, 7/1/29(b)	246,000	246,356
7.00%, 1/15/32(b)	340,000	352,476
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/29(b)	400,000	401,940
Phinia, Inc. 6.75%, 4/15/29(b)	144,000	148,934
Post Holdings, Inc.
5.50%, 12/15/29(b)	562,000	561,323
4.63%, 4/15/30(b)	611,000	589,373
4.50%, 9/15/31(b)	766,000	714,937
6.25%, 2/15/32(b)	149,000	153,173
6.38%, 3/1/33(a)(b)	737,000	746,512
Prestige Brands, Inc. 3.75%, 4/1/31(b)	305,000	281,250
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 8/31/27(b)	250,000	242,733
6.25%, 1/15/28(b)	314,000	314,378
Investments	Principal Amount	Value
Primo Water Holdings Inc/Triton Water Holdings, Inc. 4.38%, 4/30/29(b)	$370,000	$357,852
PROG Holdings, Inc. 6.00%, 11/15/29(b)	328,000	321,057
PTC, Inc. 4.00%, 2/15/28(b)	96,000	94,203
Qorvo, Inc. 4.38%, 10/15/29	185,000	181,412
QXO Building Products, Inc. 6.75%, 4/30/32(b)	882,000	914,534
Range Resources Corp. 4.75%, 2/15/30(b)	166,000	162,276
Regal Rexnord Corp.
6.05%, 4/15/28	155,000	160,481
6.30%, 2/15/30	495,000	524,064
6.40%, 4/15/33	391,000	416,409
Resideo Funding, Inc. 6.50%, 7/15/32(b)	145,000	148,376
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	186,000	185,455
6.50%, 4/1/32(b)	184,000	189,139
RLJ Lodging Trust LP
3.75%, 7/1/26(b)	52,000	51,399
4.00%, 9/15/29(b)	264,000	247,889
ROBLOX Corp. 3.88%, 5/1/30(b)	336,000	319,733
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(b)	243,000	236,372
Ryan Specialty LLC 5.88%, 8/1/32(b)	160,000	161,727
Sabra Health Care LP 3.20%, 12/1/31	105,000	94,880
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32(a)	287,000	298,198
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(b)	524,000	503,355
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(b)	191,000	193,753
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)(b)	372,000	365,361
Sensata Technologies BV 4.00%, 4/15/29(b)	549,000	527,177
Sensata Technologies, Inc. 3.75%, 2/15/31(b)	365,000	335,740
Service Corp. International
3.38%, 8/15/30	633,000	584,636
4.00%, 5/15/31	254,000	238,951
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/32(b)	131,000	135,928
Silgan Holdings, Inc. 4.13%, 2/1/28	108,000	105,603

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025
Investments	Principal Amount	Value
Sinclair Television Group, Inc.
4.38%, 12/31/32(b)	$495,000	$351,175
8.13%, 2/15/33(b)	355,000	364,044
Sirius XM Radio LLC
5.00%, 8/1/27(b)	417,000	415,478
4.00%, 7/15/28(b)	1,027,000	992,744
5.50%, 7/1/29(a)(b)	848,000	850,758
4.13%, 7/1/30(b)	872,000	811,568
3.88%, 9/1/31(a)(b)	483,000	434,775
Skyworks Solutions, Inc. 3.00%, 6/1/31	139,000	125,322
SLM Corp. 6.50%, 1/31/30	65,000	67,971
Snap, Inc. 6.88%, 3/1/33(b)	240,000	242,965
Somnigroup International, Inc.
4.00%, 4/15/29(b)	447,000	429,879
3.88%, 10/15/31(b)	468,000	429,161
Sonic Automotive, Inc.
4.63%, 11/15/29(b)	342,000	333,019
4.88%, 11/15/31(a)(b)	412,000	394,818
SS&C Technologies, Inc.
5.50%, 9/30/27(b)	83,000	83,072
6.50%, 6/1/32(b)	103,000	106,971
Stagwell Global LLC 5.63%, 8/15/29(b)	714,000	689,088
Starwood Property Trust, Inc.
4.38%, 1/15/27(b)	472,000	466,457
7.25%, 4/1/29(b)	284,000	298,317
6.50%, 7/1/30(b)	120,000	124,685
Station Casinos LLC
4.50%, 2/15/28(b)	247,000	243,731
4.63%, 12/1/31(b)	329,000	311,843
6.63%, 3/15/32(a)(b)	89,000	91,620
StoneX Group, Inc. 7.88%, 3/1/31(b)	206,000	217,932
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/31(b)	411,000	389,491
SunCoke Energy, Inc. 4.88%, 6/30/29(b)	328,000	299,755
Sunoco LP 7.25%, 5/1/32(b)	559,000	592,054
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/29	322,000	314,397
Surgery Center Holdings, Inc. 7.25%, 4/15/32(b)	485,000	503,660
Synchrony Financial 7.25%, 2/2/33	418,000	440,825
Investments	Principal Amount	Value
Talen Energy Supply LLC 8.63%, 6/1/30(b)	$286,000	$305,623
Talos Production, Inc.
9.00%, 2/1/29(b)	365,000	376,814
9.38%, 2/1/31(b)	460,000	478,482
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(b)	314,000	313,368
TEGNA, Inc.
4.75%, 3/15/26(b)	68,000	68,027
4.63%, 3/15/28	888,000	881,606
5.00%, 9/15/29	329,000	329,644
Teleflex, Inc. 4.25%, 6/1/28(b)	166,000	162,959
Tenet Healthcare Corp.
6.13%, 10/1/28	113,000	113,161
4.38%, 1/15/30	269,000	261,234
6.13%, 6/15/30	748,000	760,698
Tenneco, Inc. 8.00%, 11/17/28(b)	911,000	911,761
Terex Corp.
5.00%, 5/15/29(b)	203,000	199,911
6.25%, 10/15/32(b)	288,000	291,647
Thor Industries, Inc. 4.00%, 10/15/29(b)	295,000	279,622
TopBuild Corp. 4.13%, 2/15/32(b)	178,000	166,149
TransDigm, Inc.
6.75%, 8/15/28(b)	182,000	186,027
6.38%, 3/1/29(b)	373,000	382,201
4.88%, 5/1/29	84,000	82,570
6.63%, 3/1/32(b)	854,000	880,320
Transocean, Inc.
8.25%, 5/15/29(b)	740,000	716,262
8.75%, 2/15/30(b)	2,250	2,383
Travel & Leisure Co.
6.63%, 7/31/26(b)	155,000	156,522
4.50%, 12/1/29(b)	348,000	337,687
TreeHouse Foods, Inc. 4.00%, 9/1/28(a)	355,000	329,894
TriNet Group, Inc. 3.50%, 3/1/29(b)	264,000	247,431
TTM Technologies, Inc. 4.00%, 3/1/29(b)	203,000	195,044
Twilio, Inc.
3.63%, 3/15/29	137,000	130,440
3.88%, 3/15/31	207,000	193,701
U.S. Foods, Inc.
6.88%, 9/15/28(b)	102,000	105,289
4.75%, 2/15/29(b)	16,000	15,771
4.63%, 6/1/30(b)	245,000	239,025
5.75%, 4/15/33(b)	172,000	173,325

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025
Investments	Principal Amount	Value
United Natural Foods, Inc. 6.75%, 10/15/28(b)	$423,000	$423,217
United Rentals North America, Inc.
3.88%, 11/15/27	118,000	116,191
4.88%, 1/15/28	90,000	89,540
4.00%, 7/15/30	137,000	130,932
3.88%, 2/15/31	438,000	413,555
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	326,000	326,282
7.13%, 3/15/29(b)	517,000	530,186
Vail Resorts, Inc. 6.50%, 5/15/32(b)	107,000	110,900
Valvoline, Inc. 3.63%, 6/15/31(b)	277,000	253,042
VF Corp.
2.80%, 4/23/27	136,000	131,424
2.95%, 4/23/30(a)	470,000	409,906
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(b)	240,000	252,802
Viatris, Inc.
2.30%, 6/22/27	745,000	715,394
2.70%, 6/22/30	500,000	449,351
3.85%, 6/22/40	1,075,000	805,033
4.00%, 6/22/50	1,195,000	788,432
Victoria’s Secret & Co. 4.63%, 7/15/29(b)	435,000	412,724
Viking Cruises Ltd. 9.13%, 7/15/31(b)	160,000	172,473
Vistra Operations Co. LLC
5.00%, 7/31/27(b)	274,000	273,544
4.38%, 5/1/29(b)	132,000	129,173
7.75%, 10/15/31(b)	637,000	677,224
VOC Escrow Ltd. 5.00%, 2/15/28(b)	400,000	398,130
Warnermedia Holdings, Inc.
4.05%, 3/15/29	595,000	566,861
5.14%, 3/15/52	1,130,000	706,127
WESCO Distribution, Inc.
7.25%, 6/15/28(b)	631,000	640,802
6.63%, 3/15/32(b)	249,000	259,080
WEX, Inc. 6.50%, 3/15/33(b)	245,000	251,010
Whirlpool Corp.
4.75%, 2/26/29(a)	442,000	436,659
4.60%, 5/15/50(a)	230,000	171,941
Williams Scotsman, Inc. 4.63%, 8/15/28(b)	156,000	153,703
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)(b)	500,000	459,517
Investments	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(b)	$198,000	$193,579
XHR LP 4.88%, 6/1/29(b)	232,000	226,695
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(b)	553,000	544,672
4.50%, 9/15/27(b)	608,000	597,030
7.25%, 1/15/29(a)(b)	887,000	906,535
8.63%, 3/15/33(b)	730,000	772,120
XPO, Inc. 7.13%, 2/1/32(b)	84,000	88,227
Yum! Brands, Inc. 3.63%, 3/15/31	114,000	106,161
Zebra Technologies Corp. 6.50%, 6/1/32(b)	84,000	86,304
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)(b)	348,000	326,952
Total United States		172,719,325
TOTAL CORPORATE BONDS (Cost: $170,053,208)		172,897,394
	Shares
MUTUAL FUND – 2.6%
United States – 2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(d) (Cost: $4,771,006)	4,771,006	4,771,006
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(d) (Cost: $3,909,108)	3,909,108	3,909,108
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $181,527,464)		184,379,749
Other Liabilities less Assets – (0.04)%		(714,492)
NET ASSETS – 100.0%		$183,665,257

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,676,070 and the total market value of the collateral held by the Fund was $17,288,813. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,379,705.

(b)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)     Rate shown reflects the accrual rate as of August 31, 2025 on securities with variable or step rates.

(d)     Rate shown represents annualized 7-day yield as of August 31, 2025.

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (concluded) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$2,300,000	$2,300,000	$—	$—	$—^	$2,516

^   As of August 31, 2025, the Fund did not hold a position in this affiliate.

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	252	12/31/25	$(52,551,844)	$(28,828)
5 Year U.S. Treasury Note	847	12/31/25	(92,720,031)	(219,994)
U.S. Treasury Long Bond	20	12/19/25	(2,285,000)	4,020
U.S. Treasury Ultra Long Term Bond	53	12/19/25	(6,177,813)	35,492
			$(153,734,688)	$(209,310)
Long Exposure
10 Year U.S. Treasury Note	11	12/19/25	$1,237,500	$3,514
Ultra 10 Year U.S. Treasury Note	32	12/19/25	3,661,000	11,093
			$4,898,500	$14,607
Total – Net			$(148,836,188)	$(194,703)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$2,802,241	$—	$2,802,241
Corporate Bonds	—	172,897,394	—	172,897,394
Mutual Fund	—	4,771,006	—	4,771,006
Investment of Cash Collateral for Securities Loaned	—	3,909,108	—	3,909,108
Total Investments in Securities	$—	$184,379,749	$—	$184,379,749
Financial Derivative Instruments
Futures Contracts[1]	$54,119	$—	$—	$54,119
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(248,822)	$—	$—	$(248,822)
Total – Net	$(194,703)	$184,379,749	$—	$184,185,046

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 25.2%
Federal Farm Credit Bank – 0.2%
1.00%, 10/7/26	$100,000	$96,933
1.23%, 9/10/29	100,000	90,516
Total Federal Farm Credit Bank		187,449
Federal Home Loan Bank – 0.1%
3.25%, 11/16/28	85,000	84,165
Federal Home Loan Mortgage Corp. – 7.9%
3.00%, 4/1/27	2,750	2,721
2.50%, 3/1/28	4,990	4,906
2.50%, 4/1/28	12,421	12,196
3.50%, 1/1/29	5,972	5,921
2.50%, 6/1/29	12,001	11,718
3.00%, 8/1/29	5,899	5,802
2.50%, 1/1/30	7,530	7,337
2.50%, 2/1/30	10,949	10,662
3.00%, 4/1/30	11,477	11,257
6.75%, 3/15/31	20,000	22,937
3.00%, 4/1/31	53,114	51,952
3.00%, 7/1/32	49,682	48,401
6.25%, 7/15/32(a)	39,000	44,334
2.50%, 11/1/32	7,332	7,044
3.00%, 1/1/33	6,607	6,427
3.00%, 9/1/33	4,729	4,584
4.00%, 11/1/33	4,459	4,448
4.00%, 5/1/34	15,606	15,528
2.50%, 5/1/35	6,635	6,277
3.50%, 6/1/35	10,809	10,541
2.00%, 10/1/35	106,144	98,563
2.50%, 10/1/35	26,042	24,598
1.50%, 12/1/35	95,403	85,885
1.50%, 2/1/36	40,491	36,424
1.50%, 4/1/36	40,296	36,260
2.00%, 7/1/36	29,678	27,247
1.50%, 8/1/36	46,405	41,517
1.50%, 1/1/37	25,155	22,476
4.00%, 9/1/37	15,454	15,221
5.50%, 4/1/38	13,770	14,320
4.50%, 7/1/38	16,903	16,887
5.50%, 10/1/38	15,858	16,231
4.50%, 12/1/40	19,560	19,619
1.50%, 1/1/41	23,003	19,259
2.00%, 4/1/41	26,744	23,164
2.00%, 6/1/41	34,297	29,663
1.50%, 12/1/41	38,244	31,754
2.00%, 12/1/41	18,358	15,866
1.50%, 1/1/42	19,323	16,038
2.50%, 1/1/42	17,845	15,939
3.50%, 3/1/42	19,109	18,013
3.50%, 6/1/42	143,642	135,233
Investments in Long Securities	Principal Amount	Value
3.00%, 7/1/43	$36,515	$33,394
3.00%, 8/1/43	39,995	36,527
4.00%, 12/1/43	6,869	6,641
3.00%, 1/1/44	38,904	35,575
3.50%, 9/1/44	29,477	27,700
4.00%, 9/1/44	18,452	17,761
3.50%, 1/1/45	43,154	40,291
4.50%, 7/1/45	10,709	10,741
3.50%, 8/1/45	19,306	17,941
3.50%, 9/1/45	6,632	6,163
3.50%, 9/1/45	16,687	15,488
4.00%, 11/1/45	12,727	12,203
3.50%, 3/1/46	12,973	12,040
3.50%, 4/1/46	51,726	47,872
3.50%, 5/1/46	5,666	5,244
3.00%, 9/1/46	128,333	114,701
4.50%, 9/1/46	26,466	26,186
4.00%, 11/1/46	7,095	6,773
3.00%, 2/1/47	113,249	101,829
4.00%, 2/1/47	6,140	5,861
4.50%, 4/1/47	5,376	5,274
3.50%, 5/1/47	5,630	5,190
3.50%, 7/1/47	66,978	63,057
3.50%, 8/1/47	2,939	2,709
3.50%, 8/1/47	29,241	26,952
4.00%, 8/1/47	3,273	3,113
4.00%, 8/1/47	4,514	4,290
4.00%, 8/1/47	6,211	5,909
3.50%, 10/1/47	8,205	7,562
4.00%, 2/1/48	4,041	3,840
4.00%, 2/1/48	8,212	7,813
5.00%, 3/1/49	21,419	21,509
3.50%, 7/1/49	19,605	18,007
3.50%, 8/1/49	27,262	24,995
4.00%, 8/1/49	43,408	41,110
3.00%, 10/1/49	70,204	61,727
5.00%, 10/1/49	7,746	7,778
3.00%, 12/1/49	198,841	176,158
3.50%, 4/1/50	39,548	36,453
3.50%, 4/1/50	46,304	42,530
4.00%, 5/1/50	54,151	51,611
2.50%, 6/1/50	74,670	63,055
3.00%, 6/1/50	57,079	50,131
2.50%, 7/1/50	36,717	30,994
2.00%, 8/1/50	225,119	180,975
2.50%, 8/1/50	45,277	38,015
2.50%, 8/1/50	83,863	71,262
1.50%, 11/1/50	17,911	13,554
1.50%, 12/1/50	25,205	19,073
1.50%, 1/1/51	36,673	27,749
See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
2.00%, 1/1/51	$280,796	$225,251
4.50%, 1/1/51	8,838	8,654
2.00%, 3/1/51	104,801	84,745
2.50%, 3/1/51	29,213	24,474
1.50%, 4/1/51	226,276	171,198
2.50%, 5/1/51	69,791	58,044
2.50%, 5/1/51	114,222	95,585
2.50%, 9/1/51	37,379	31,228
2.00%, 10/1/51	244,716	195,637
2.00%, 10/1/51	451,580	361,130
2.50%, 10/1/51	60,133	50,792
2.50%, 10/1/51	110,710	92,457
2.00%, 12/1/51	76,748	61,697
2.50%, 12/1/51	118,146	98,594
2.00%, 1/1/52	92,397	73,741
2.50%, 1/1/52	41,206	34,406
2.00%, 2/1/52	196,631	158,568
2.50%, 2/1/52	232,380	195,323
3.50%, 2/1/52	33,735	30,637
2.00%, 3/1/52	76,912	61,963
3.00%, 3/1/52	39,991	34,750
3.00%, 4/1/52	120,274	104,513
3.50%, 5/1/52	39,148	35,613
3.00%, 6/1/52	170,259	147,908
4.00%, 6/1/52	38,017	35,608
4.50%, 8/1/52	21,776	21,055
4.50%, 9/1/52	41,033	39,685
5.00%, 9/1/52	40,088	39,870
4.00%, 10/1/52	26,700	25,166
4.50%, 10/1/52	21,670	20,949
3.50%, 12/1/52	84,666	76,668
4.50%, 1/1/53	21,491	20,766
4.50%, 1/1/53	23,045	22,275
5.50%, 2/1/53	19,511	19,914
5.00%, 4/1/53	42,081	41,692
5.00%, 4/1/53	151,853	150,309
5.50%, 4/1/53	20,780	20,975
5.00%, 5/1/53	21,368	21,147
5.50%, 5/1/53	21,242	21,458
5.50%, 6/1/53	284,313	287,022
5.00%, 7/1/53	43,135	42,672
3.00%, 9/1/53	31,105	27,011
5.50%, 9/1/53	191,004	192,424
6.00%, 9/1/53	183,671	188,045
6.50%, 10/1/53	117,128	121,597
5.00%, 11/1/53	44,954	44,512
6.00%, 12/1/53	63,038	64,835
6.00%, 12/1/53	149,076	152,592
4.50%, 1/1/54	45,541	43,905
6.00%, 2/1/54	62,976	64,946
Investments in Long Securities	Principal Amount	Value
6.50%, 2/1/54	$15,610	$16,205
6.50%, 2/1/54	19,746	20,672
5.00%, 3/1/54	87,663	86,782
6.50%, 3/1/54	49,877	51,752
5.50%, 11/1/54	92,422	93,012
5.00%, 12/1/54	142,077	140,162
5.50%, 3/1/55	48,571	49,376
Total Federal Home Loan Mortgage Corp.		7,450,463
Federal National Mortgage Association – 9.2%
5.50%, 10/1/25	107	107
4.00%, 7/1/26	1	1
1.88%, 9/24/26	74,000	72,463
3.50%, 10/1/26	4,580	4,548
3.00%, 11/1/26	1,974	1,955
3.50%, 12/1/26	355	352
3.00%, 2/1/27	7,176	7,098
3.00%, 6/1/27	6,563	6,487
3.00%, 9/1/27	3,921	3,871
2.50%, 8/1/28	4,445	4,356
3.00%, 9/1/28	4,002	3,941
3.00%, 11/1/28	2,612	2,572
7.25%, 5/15/30	65,000	74,905
3.50%, 4/1/31	8,493	8,388
2.50%, 6/1/31	6,123	5,920
2.50%, 7/1/31	6,662	6,437
3.00%, 8/1/31	35,827	35,118
2.50%, 10/1/31	7,469	7,218
2.50%, 10/1/31	42,010	40,582
3.50%, 11/1/31	10,395	10,289
2.50%, 4/1/32	8,121	7,849
2.50%, 9/1/32	23,649	22,791
3.50%, 1/1/33	6,445	6,348
3.00%, 6/1/33	42,087	40,749
5.00%, 10/1/33	52,848	53,837
6.00%, 2/1/34	17,454	18,173
4.00%, 3/1/34	2,045	2,035
3.00%, 6/1/34	4,477	4,330
4.00%, 8/1/34	5,088	5,055
3.00%, 1/1/35	5,851	5,643
2.50%, 8/1/35	11,750	11,273
1.50%, 12/1/35	51,483	46,346
2.00%, 12/1/35	78,420	72,612
3.50%, 1/1/36	5,698	5,549
2.00%, 3/1/36	12,522	11,585
3.00%, 4/1/36	12,119	11,585
2.00%, 6/1/36	43,774	40,458
3.00%, 9/1/36	29,872	28,464
2.00%, 10/1/36	94,563	86,890
1.50%, 11/1/36	117,904	105,402
2.00%, 11/1/36	177,679	163,235

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
1.50%, 12/1/36	$50,921	$45,510
2.50%, 3/1/37	32,492	30,478
1.50%, 4/1/37	17,671	15,780
2.00%, 4/1/37	17,239	15,810
3.00%, 4/1/37	33,138	32,135
2.00%, 6/1/37	53,859	49,472
3.50%, 7/1/37	13,151	12,734
3.00%, 9/1/37	17,901	17,149
4.00%, 10/1/37	15,356	15,124
3.50%, 4/1/38	7,292	7,029
4.50%, 9/1/39	6,590	6,597
4.50%, 8/1/40	13,666	13,690
2.00%, 9/1/40	12,828	11,175
2.50%, 9/1/40	43,607	39,219
5.50%, 9/1/40	24,091	24,984
3.50%, 2/1/41	129,190	122,261
2.00%, 3/1/41	16,219	14,058
1.50%, 6/1/41	35,822	29,810
2.50%, 10/1/41	51,360	45,946
2.00%, 11/1/41	143,978	124,075
3.00%, 2/1/42	17,702	16,506
2.00%, 4/1/42	58,485	50,341
3.50%, 6/1/42	4,670	4,396
5.00%, 11/1/42	17,143	17,338
3.00%, 5/1/43	25,787	23,556
3.00%, 6/1/43	50,823	46,420
4.00%, 6/1/43	2,982	2,898
4.00%, 11/1/43	5,459	5,272
4.00%, 12/1/44	60,299	58,320
3.50%, 6/1/45	48,983	45,624
3.50%, 2/1/46	14,040	13,031
3.50%, 4/1/46	4,856	4,495
3.00%, 5/1/46	31,928	28,537
3.50%, 5/1/46	10,667	9,872
4.00%, 7/1/46	8,015	7,643
3.00%, 9/1/46	18,135	16,209
4.00%, 10/1/46	8,910	8,496
2.50%, 11/1/46	6,906	5,929
3.00%, 11/1/46	24,509	21,906
4.00%, 2/1/47	6,804	6,488
4.00%, 5/1/47	5,762	5,475
4.00%, 5/1/47	10,611	10,083
4.00%, 8/1/47	6,170	5,862
3.50%, 11/1/47	7,084	6,521
3.00%, 12/1/47	42,357	37,858
3.50%, 1/1/48	7,548	6,948
4.00%, 1/1/48	39,262	37,308
4.00%, 4/1/48	151,387	144,295
4.50%, 5/1/48	12,198	11,944
4.50%, 6/1/48	93,690	91,739
Investments in Long Securities	Principal Amount	Value
4.50%, 7/1/48	$19,075	$18,676
4.00%, 9/1/48	52,545	50,083
4.00%, 11/1/48	63,738	60,565
5.00%, 5/1/49	28,247	28,366
3.00%, 9/1/49	83,113	73,776
4.00%, 10/1/49	7,715	7,306
5.00%, 11/1/49	25,951	26,176
4.50%, 3/1/50	49,442	48,500
5.00%, 3/1/50	17,592	17,689
3.50%, 4/1/50	6,432	5,878
3.50%, 5/1/50	95,740	87,784
4.00%, 5/1/50	36,564	34,532
2.50%, 7/1/50	60,854	51,094
3.00%, 7/1/50	96,478	85,037
2.00%, 8/1/50	77,124	62,450
2.50%, 8/1/50	77,229	64,819
2.50%, 8/1/50	122,155	102,563
3.00%, 8/1/50	23,574	20,895
3.50%, 8/1/50	20,369	18,708
2.00%, 9/1/50	85,048	69,001
2.00%, 11/1/50	150,136	120,489
2.00%, 12/1/50	180,016	145,693
2.00%, 12/1/50	344,771	278,622
3.00%, 12/1/50	47,697	41,795
1.50%, 1/1/51	32,964	24,943
1.50%, 2/1/51	29,894	22,670
1.50%, 3/1/51	26,428	19,996
1.50%, 3/1/51	70,457	53,310
2.00%, 3/1/51	219,283	178,536
2.00%, 4/1/51	17,377	14,041
2.50%, 4/1/51	148,138	124,202
2.50%, 5/1/51	222,314	186,186
2.50%, 6/1/51	173,554	146,623
2.00%, 7/1/51	117,957	94,624
2.50%, 8/1/51	194,617	162,651
2.00%, 9/1/51	149,291	119,246
2.50%, 9/1/51	58,600	48,729
2.50%, 9/1/51	114,046	95,279
2.00%, 10/1/51	274,768	219,658
1.50%, 11/1/51	61,728	46,700
2.00%, 12/1/51	562,878	449,206
2.50%, 1/1/52	148,747	125,835
3.00%, 1/1/52	66,592	57,737
2.00%, 2/1/52	69,283	56,140
2.00%, 2/1/52	159,512	127,306
2.50%, 2/1/52	63,281	52,588
2.50%, 3/1/52	168,949	141,731
2.50%, 4/1/52	39,247	32,981
3.00%, 5/1/52	106,593	93,420
2.50%, 6/1/52	84,365	70,379

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
3.50%, 6/1/52	$80,228	$72,984
4.00%, 7/1/52	40,491	37,995
4.00%, 8/1/52	40,006	37,454
4.50%, 8/1/52	39,792	38,465
2.50%, 9/1/52	91,838	76,725
2.50%, 9/1/52	125,209	104,452
4.00%, 9/1/52	118,177	110,602
5.00%, 9/1/52	38,406	38,088
4.00%, 11/1/52	62,677	58,718
4.50%, 11/1/52	51,523	49,984
5.50%, 11/1/52	19,168	19,419
4.50%, 12/1/52	22,167	21,433
5.50%, 12/1/52	58,622	59,306
5.00%, 1/1/53	28,739	28,480
5.50%, 1/1/53	21,907	22,149
4.50%, 2/1/53	146,259	141,303
5.50%, 2/1/53	20,307	20,697
5.50%, 2/1/53	39,042	39,753
6.00%, 3/1/53	58,537	60,088
5.50%, 4/1/53	29,202	29,479
4.50%, 7/1/53	30,723	29,628
5.50%, 7/1/53	20,473	20,662
5.00%, 8/1/53	21,624	21,414
5.00%, 8/1/53	43,470	43,007
6.00%, 9/1/53	18,945	19,404
6.00%, 11/1/53	20,623	21,172
6.50%, 11/1/53	16,276	16,897
6.00%, 12/1/53	86,893	89,123
6.50%, 1/1/54	33,599	34,899
5.00%, 4/1/54	91,195	89,966
6.50%, 4/1/54	44,479	46,098
5.50%, 6/1/54	177,246	178,446
5.50%, 7/1/54	31,710	32,161
6.00%, 8/1/54	44,138	45,199
6.50%, 8/1/54	64,884	67,901
5.00%, 9/1/54	23,354	23,091
6.00%, 10/1/54	45,421	46,912
5.50%, 11/1/54	46,481	46,869
5.50%, 11/1/54	47,473	48,242
Total Federal National Mortgage Association		8,745,042
Government National Mortgage Association – 5.9%
2.50%, 7/20/28	12,842	12,586
2.00%, 5/20/36	25,277	23,543
5.00%, 2/20/43	13,796	14,108
5.00%, 4/20/44	32,718	33,458
5.00%, 7/20/44	5,729	5,858
5.00%, 8/20/44	5,299	5,418
4.50%, 9/20/44	19,802	19,585
3.50%, 10/20/44	24,038	22,438
3.00%, 1/20/45	8,372	7,590
Investments in Long Securities	Principal Amount	Value
4.00%, 4/20/45	$24,855	$23,775
3.00%, 7/20/45	31,176	28,031
3.50%, 12/20/45	11,220	10,409
3.00%, 5/20/46	50,017	44,907
3.00%, 12/20/46	5,411	4,858
4.00%, 1/20/47	11,047	10,543
4.50%, 1/20/47	14,598	14,445
4.00%, 7/20/47	54,288	51,553
3.50%, 9/20/47	63,953	59,234
4.50%, 10/20/47	4,966	4,900
3.50%, 1/20/48	77,132	71,441
4.00%, 1/20/48	21,928	20,823
3.50%, 2/20/48	33,864	31,365
3.50%, 3/20/48	11,062	10,245
3.50%, 4/20/48	19,701	18,248
3.50%, 6/20/48	32,507	30,108
3.50%, 7/20/48	28,010	25,830
4.00%, 9/20/48	17,457	16,563
4.50%, 9/20/48	9,890	9,712
3.50%, 10/20/48	39,699	36,609
4.50%, 1/20/49	10,054	9,873
3.50%, 3/20/49	4,944	4,559
4.00%, 3/20/49	17,859	16,945
4.50%, 3/20/49	4,634	4,550
5.00%, 3/20/49	8,515	8,561
4.00%, 4/20/49	7,470	7,065
4.50%, 4/20/49	26,375	25,900
3.50%, 7/20/49	27,736	25,547
3.50%, 8/20/49	16,385	15,092
3.00%, 9/20/49	44,370	39,497
3.00%, 10/20/49	52,801	47,038
4.00%, 10/20/49	20,364	19,260
2.50%, 11/20/49	31,187	26,691
3.00%, 1/20/50	5,033	4,476
3.50%, 1/20/50	3,562	3,281
4.50%, 1/20/50	7,193	7,063
3.00%, 5/20/50	19,228	17,084
2.50%, 6/20/50	25,720	21,958
3.00%, 6/20/50	35,682	31,717
3.50%, 7/20/50	41,804	38,505
5.00%, 7/20/50	34,090	34,321
2.50%, 8/20/50	52,974	44,894
3.00%, 9/20/50	61,764	54,955
4.00%, 9/20/50	29,098	27,521
2.50%, 10/20/50	23,036	19,660
2.00%, 11/20/50	102,339	83,846
3.00%, 11/20/50	56,619	50,287
3.50%, 1/20/51	38,870	35,789
2.00%, 3/20/51	219,589	179,886
2.50%, 3/20/51	199,433	170,005

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
3.00%, 7/20/51	$45,433	$40,300
2.00%, 8/20/51	34,753	28,466
2.50%, 8/20/51	164,154	139,893
1.50%, 9/20/51	18,550	14,521
2.00%, 9/20/51	299,513	245,323
2.50%, 9/20/51	289,150	246,403
3.00%, 9/20/51	80,671	71,544
2.00%, 11/20/51	246,989	202,292
2.50%, 11/20/51	64,952	55,344
2.00%, 1/20/52	26,643	21,821
3.50%, 2/20/52	18,508	16,961
2.00%, 3/20/52	77,903	63,793
2.50%, 4/20/52	155,315	132,349
3.00%, 4/20/52	56,985	50,491
3.00%, 5/20/52	123,358	109,301
3.50%, 6/20/52	85,339	78,122
3.00%, 7/20/52	56,639	50,185
4.50%, 7/20/52	256,577	249,510
4.00%, 8/20/52	39,858	37,505
3.50%, 9/20/52	20,030	18,329
4.00%, 9/20/52	121,086	113,937
4.50%, 9/20/52	39,476	38,363
4.00%, 10/20/52	20,312	19,113
5.00%, 12/20/52	59,022	58,654
5.50%, 12/20/52	90,516	91,773
5.00%, 2/20/53	218,051	216,691
4.50%, 4/20/53	21,322	20,668
5.00%, 7/20/53	86,250	85,707
6.00%, 7/20/53	147,512	151,373
4.00%, 11/20/53	21,974	20,687
6.50%, 12/20/53	12,176	12,549
5.50%, 3/20/54	21,040	21,264
6.00%, 4/20/54	18,686	19,135
6.00%, 8/20/54	41,084	41,980
4.50%, 9/20/54(b)	25,000	24,073
5.00%, 9/20/54(b)	50,000	49,470
5.50%, 10/15/54(b)	25,000	25,164
6.00%, 10/15/54(b)	25,000	25,481
5.00%, 10/20/54	48,155	47,654
5.50%, 9/20/55(b)	525,000	528,898
6.00%, 9/20/55(b)	200,000	204,025
6.50%, 9/20/55(b)	150,000	154,346
7.00%, 9/20/55(b)	25,000	25,842
Total Government National Mortgage Association		5,613,309
Tennessee Valley Authority – 0.1%
4.65%, 6/15/35	50,000	50,857
5.25%, 9/15/39	30,000	31,447
4.25%, 9/15/52	9,000	7,441
Total Tennessee Valley Authority		89,745
Investments in Long Securities	Principal Amount	Value
Uniform Mortgage-Backed Securities – 1.8%
2.00%, 9/1/40(b)	$50,000	$45,885
2.50%, 9/1/40(b)	25,000	23,460
4.50%, 9/1/40(b)	25,000	24,955
5.00%, 9/1/40(b)	50,000	50,543
5.50%, 9/1/40(b)	25,000	25,559
3.00%, 9/1/54(b)	75,000	65,002
5.50%, 10/1/54(b)	25,000	25,129
6.00%, 10/1/54(b)	75,000	76,565
2.50%, 10/15/54(b)	25,000	20,770
3.50%, 9/1/55(b)	25,000	22,592
4.00%, 9/1/55(b)	50,000	46,674
4.50%, 9/1/55(b)	25,000	24,050
6.50%, 9/1/55(b)	250,000	259,124
7.00%, 9/1/55(b)	150,000	157,820
2.50%, 9/15/55(b)	100,000	83,069
5.50%, 9/15/55(b)	150,000	150,892
6.00%, 9/15/55(b)	575,000	587,472
5.00%, 10/1/55(b)	25,000	24,643
6.50%, 10/1/55(b)	25,000	25,901
Total Uniform Mortgage-Backed Securities		1,740,105
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $24,978,324)		23,910,278
U.S. GOVERNMENT OBLIGATIONS – 45.2%
U.S. Treasury Bonds – 9.3%
6.25%, 5/15/30	200,000	222,000
4.50%, 2/15/36	60,000	61,580
4.38%, 2/15/38	100,000	99,773
4.50%, 5/15/38	15,000	15,161
4.50%, 8/15/39	15,000	14,898
4.38%, 5/15/40	20,000	19,472
1.13%, 8/15/40	30,000	18,473
3.88%, 8/15/40	40,000	36,659
1.38%, 11/15/40	115,000	73,313
1.88%, 2/15/41	240,000	165,019
2.25%, 5/15/41	295,000	213,898
4.38%, 5/15/41	135,000	130,159
1.75%, 8/15/41	330,000	218,651
2.00%, 11/15/41	325,000	222,980
3.13%, 2/15/42	370,000	300,191
3.00%, 5/15/42	250,000	198,359
3.25%, 5/15/42	210,000	172,741
2.75%, 8/15/42	150,000	113,988
4.00%, 11/15/42	155,000	140,457
3.13%, 2/15/43	70,000	55,836
3.88%, 5/15/43	310,000	274,907
4.38%, 8/15/43	90,000	85,113
4.75%, 11/15/43	80,000	79,288
3.63%, 2/15/44	25,000	21,211

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
4.50%, 2/15/44	$280,000	$268,450
3.38%, 5/15/44	50,000	40,754
4.63%, 5/15/44	220,000	214,053
3.13%, 8/15/44	155,000	121,166
4.13%, 8/15/44	90,000	81,780
3.00%, 11/15/44	175,000	133,588
4.63%, 11/15/44	80,000	77,638
2.50%, 2/15/45	125,000	87,129
4.75%, 2/15/45	70,000	68,972
3.00%, 5/15/45	10,000	7,584
5.00%, 5/15/45	130,000	132,204
2.88%, 8/15/45	40,000	29,597
4.88%, 8/15/45	50,000	50,062
2.50%, 5/15/46	245,000	167,538
3.00%, 2/15/47	250,000	185,684
2.75%, 8/15/47	50,000	35,215
2.75%, 11/15/47	100,000	70,234
3.00%, 2/15/48	135,000	99,077
3.13%, 5/15/48	40,000	29,966
3.00%, 2/15/49	70,000	50,859
2.88%, 5/15/49	220,000	155,633
2.25%, 8/15/49	80,000	49,388
2.38%, 11/15/49	165,000	104,440
2.00%, 2/15/50	295,000	170,409
1.25%, 5/15/50	150,000	70,723
1.38%, 8/15/50	225,000	108,756
1.63%, 11/15/50	230,000	118,720
1.88%, 2/15/51	210,000	115,566
2.38%, 5/15/51	355,000	220,627
2.00%, 8/15/51	150,000	84,691
1.88%, 11/15/51	410,000	223,226
2.25%, 2/15/52	150,000	89,707
2.88%, 5/15/52	150,000	103,465
3.00%, 8/15/52	155,000	109,626
3.63%, 2/15/53	260,000	208,163
3.63%, 5/15/53	175,000	139,959
4.13%, 8/15/53	100,000	87,617
4.75%, 11/15/53	220,000	213,916
4.25%, 2/15/54	235,000	210,343
4.63%, 5/15/54	285,000	271,596
4.25%, 8/15/54	345,000	308,775
4.50%, 11/15/54	245,000	228,788
4.63%, 2/15/55	255,000	243,166
4.75%, 5/15/55	190,000	184,894
4.75%, 8/15/55	80,000	77,869
Total U.S. Treasury Bonds		8,805,740
U.S. Treasury Notes – 35.9%
4.63%, 9/15/26	370,000	372,934
0.88%, 9/30/26	25,000	24,226
4.63%, 10/15/26	200,000	201,754
Investments in Long Securities	Principal Amount	Value
1.13%, 10/31/26	$45,000	$43,632
4.13%, 10/31/26	465,000	466,544
2.00%, 11/15/26	300,000	293,742
1.63%, 11/30/26	310,000	301,990
4.25%, 11/30/26	330,000	331,792
4.38%, 12/15/26	350,000	352,598
1.25%, 12/31/26	465,000	449,996
1.75%, 12/31/26	250,000	243,589
4.13%, 1/31/27	340,000	341,720
2.25%, 2/15/27	345,000	337,884
4.13%, 2/15/27	100,000	100,539
1.13%, 2/28/27	35,000	33,698
1.88%, 2/28/27	350,000	340,683
4.13%, 2/28/27	310,000	311,804
4.25%, 3/15/27	75,000	75,601
3.88%, 3/31/27	320,000	320,869
4.50%, 4/15/27	150,000	151,881
2.75%, 4/30/27	220,000	216,747
2.38%, 5/15/27	135,000	132,155
4.50%, 5/15/27	235,000	238,162
3.88%, 5/31/27	225,000	225,778
0.50%, 6/30/27	200,000	188,996
3.75%, 6/30/27	240,000	240,431
4.38%, 7/15/27	350,000	354,566
2.75%, 7/31/27	30,000	29,510
3.88%, 7/31/27	230,000	230,979
3.75%, 8/15/27	170,000	170,375
3.63%, 8/31/27	220,000	220,047
3.38%, 9/15/27	100,000	99,551
0.38%, 9/30/27	200,000	187,180
0.50%, 10/31/27	355,000	332,286
2.25%, 11/15/27	250,000	242,871
4.13%, 11/15/27	270,000	272,921
0.63%, 11/30/27	390,000	365,290
4.00%, 12/15/27	280,000	282,494
0.63%, 12/31/27	730,000	681,951
4.25%, 1/15/28	285,000	289,153
0.75%, 1/31/28	450,000	420,680
3.50%, 1/31/28	550,000	548,818
2.75%, 2/15/28	500,000	490,215
4.25%, 2/15/28	60,000	60,914
1.13%, 2/29/28	555,000	522,697
3.88%, 3/15/28	270,000	271,962
3.63%, 3/31/28	150,000	150,170
2.88%, 5/15/28	460,000	451,591
3.75%, 5/15/28	220,000	220,937
1.25%, 5/31/28	225,000	211,368
3.63%, 5/31/28	240,000	240,234
3.88%, 6/15/28	200,000	201,570
1.25%, 6/30/28	95,000	89,096

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
3.88%, 7/15/28	$190,000	$191,492
3.63%, 8/15/28	185,000	185,253
1.13%, 8/31/28	20,000	18,612
4.38%, 8/31/28	130,000	132,889
1.25%, 9/30/28	300,000	279,727
1.38%, 10/31/28	375,000	350,361
1.50%, 11/30/28	500,000	468,203
3.75%, 12/31/28	230,000	231,078
1.75%, 1/31/29	300,000	282,305
4.00%, 1/31/29	365,000	369,634
4.25%, 2/28/29	195,000	199,113
2.38%, 3/31/29	300,000	287,719
4.13%, 3/31/29	115,000	116,972
2.88%, 4/30/29	100,000	97,484
4.63%, 4/30/29	170,000	175,837
2.38%, 5/15/29	315,000	301,600
2.75%, 5/31/29	460,000	446,128
4.50%, 5/31/29	210,000	216,382
3.25%, 6/30/29	455,000	448,957
4.25%, 6/30/29	405,000	413,938
4.00%, 7/31/29	45,000	45,603
3.63%, 8/31/29	190,000	189,955
4.00%, 10/31/29	240,000	243,309
4.13%, 10/31/29	320,000	325,863
1.75%, 11/15/29	310,000	287,804
4.13%, 11/30/29	275,000	280,092
3.50%, 1/31/30	175,000	173,845
4.25%, 1/31/30	320,000	327,600
1.50%, 2/15/30	265,000	241,823
4.00%, 2/28/30	325,000	329,621
4.00%, 2/28/30	440,000	426,525
3.63%, 3/31/30	325,000	324,327
4.00%, 3/31/30	300,000	304,160
3.50%, 4/30/30	100,000	99,238
3.88%, 4/30/30	155,000	156,338
3.75%, 5/31/30	150,000	150,422
4.00%, 5/31/30	420,000	425,906
3.75%, 6/30/30	100,000	100,277
3.88%, 6/30/30	240,000	242,016
3.88%, 7/31/30	230,000	231,905
4.00%, 7/31/30	6,000	6,080
0.63%, 8/15/30	305,000	262,872
3.63%, 8/31/30	220,000	219,360
4.63%, 9/30/30	65,000	67,714
0.88%, 11/15/30	225,000	195,100
4.38%, 11/30/30	465,000	479,113
4.00%, 1/31/31	75,000	75,911
1.13%, 2/15/31	215,000	187,839
4.13%, 3/31/31	265,000	269,762
Investments in Long Securities	Principal Amount	Value
4.63%, 4/30/31	$410,000	$427,553
1.63%, 5/15/31	350,000	311,650
4.63%, 5/31/31	250,000	260,674
4.25%, 6/30/31	130,000	133,032
4.13%, 7/31/31	550,000	559,174
1.25%, 8/15/31	310,000	267,944
3.75%, 8/31/31	400,000	398,578
3.63%, 9/30/31	320,000	316,463
1.38%, 11/15/31	300,000	259,289
4.13%, 11/30/31	30,000	30,455
4.13%, 2/29/32	125,000	126,743
4.13%, 3/31/32	80,000	81,094
2.88%, 5/15/32	185,000	173,813
4.13%, 5/31/32	160,000	162,063
4.00%, 6/30/32	150,000	150,809
4.00%, 7/31/32	150,000	150,715
2.75%, 8/15/32	270,000	250,720
3.88%, 8/31/32	140,000	139,593
4.13%, 11/15/32	165,000	166,882
3.38%, 5/15/33	605,000	580,044
3.88%, 8/15/33	575,000	569,160
4.50%, 11/15/33	290,000	299,153
4.00%, 2/15/34	385,000	382,864
4.38%, 5/15/34	450,000	458,930
3.88%, 8/15/34	555,000	544,204
4.25%, 11/15/34	425,000	427,889
4.63%, 2/15/35	290,000	299,991
4.25%, 5/15/35	210,000	210,738
4.25%, 8/15/35	135,000	135,285
Total U.S. Treasury Notes		34,138,737
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $43,172,790)		42,944,477
CORPORATE BONDS – 23.9%
Australia – 0.3%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,329
5.00%, 9/30/43	23,000	21,857
Rio Tinto Finance USA PLC 5.88%, 3/14/65	30,000	30,095
Westpac Banking Corp.
3.35%, 3/8/27	96,000	95,217
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	50,000	44,839
4.42%, 7/24/39	30,000	27,382
Woodside Finance Ltd.
5.10%, 9/12/34	25,000	24,511
5.70%, 9/12/54	25,000	23,001
Total Australia		277,231

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	$83,000	$75,804
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/6/48	65,000	54,905
Total Belgium		130,709
Brazil – 0.1%
Suzano Austria GmbH 3.75%, 1/15/31	41,000	38,562
Vale Overseas Ltd. 6.13%, 6/12/33	20,000	21,103
Total Brazil		59,665
Canada – 0.6%
Bank of Nova Scotia
2.95%, 3/11/27	30,000	29,530
2.15%, 8/1/31	50,000	44,230
Barrick North America Finance LLC 5.70%, 5/30/41	10,000	10,091
Brookfield Finance, Inc.
4.85%, 3/29/29(a)	25,000	25,437
4.70%, 9/20/47	3,000	2,583
Canadian Imperial Bank of Commerce 3.60%, 4/7/32	25,000	23,532
Canadian National Railway Co. 3.85%, 8/5/32	25,000	23,920
Canadian Natural Resources Ltd. 3.85%, 6/1/27	18,000	17,878
Canadian Pacific Railway Co. 4.80%, 9/15/35	60,000	58,918
Cenovus Energy, Inc. 6.75%, 11/15/39	5,000	5,419
Enbridge, Inc.
5.63%, 4/5/34	25,000	25,812
6.70%, 11/15/53	10,000	10,778
Kinross Gold Corp. 4.50%, 7/15/27	15,000	15,032
Nutrien Ltd.
2.95%, 5/13/30	40,000	37,649
5.63%, 12/1/40	5,000	4,975
Royal Bank of Canada
4.65%, 10/18/30, (4.65% fixed rate until 10/18/29; Secured Overnight Financing Index + 1.08% thereafter)(c)	50,000	50,475
3.88%, 5/4/32	25,000	24,073
Suncor Energy, Inc. 3.75%, 3/4/51	30,000	20,926
Toronto-Dominion Bank
5.52%, 7/17/28(a)	10,000	10,379
4.78%, 12/17/29(a)	50,000	51,085
4.46%, 6/8/32	20,000	19,825
TransCanada PipeLines Ltd. 4.25%, 5/15/28	41,000	41,052
Total Canada		553,599
Investments in Long Securities	Principal Amount	Value
France – 0.0%
TotalEnergies Capital International SA 3.46%, 7/12/49	$20,000	$14,135
Germany – 0.2%
Deutsche Bank AG 3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	50,000	47,451
Kreditanstalt fuer Wiederaufbau
4.63%, 3/18/30	50,000	51,934
3.75%, 7/15/30	50,000	50,069
Total Germany		149,454
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(c)	150,000	157,144
Japan – 0.1%
Mitsubishi UFJ Financial Group, Inc. 4.15%, 3/7/39	30,000	27,924
Mizuho Financial Group, Inc. 2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	53,000	46,604
ORIX Corp. 5.40%, 2/25/35	10,000	10,237
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	24,785
3.35%, 10/18/27(a)	16,000	15,785
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	25,000	18,862
Total Japan		144,197
Luxembourg – 0.0%
ArcelorMittal SA 6.00%, 6/17/34(a)	30,000	31,634
Mexico – 0.0%
America Movil SAB de CV 6.13%, 11/15/37	40,000	42,451
Southern Copper Corp. 6.75%, 4/16/40	5,000	5,534
Total Mexico		47,985
Netherlands – 0.1%
Cooperatieve Rabobank UA 4.80%, 1/9/29	100,000	102,313
Norway – 0.1%
Equinor ASA 3.63%, 9/10/28	74,000	73,374
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Spain – 0.2%
Banco Santander SA 5.29%, 8/18/27	$150,000	$152,775
Telefonica Emisiones SA 4.90%, 3/6/48	40,000	33,732
Total Spain		186,507
United Kingdom – 0.5%
Astrazeneca Finance LLC 2.25%, 5/28/31	100,000	90,419
AstraZeneca PLC 4.00%, 1/17/29	25,000	25,020
Barclays PLC 3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	75,000	56,080
BAT Capital Corp. 3.22%, 9/6/26	25,000	24,719
British Telecommunications PLC 9.63%, 12/15/30	36,000	44,342
HSBC Holdings PLC
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	60,000	64,272
6.10%, 1/14/42(a)	40,000	42,660
Smith & Nephew PLC 5.15%, 3/20/27	25,000	25,352
Unilever Capital Corp. 2.63%, 8/12/51, Series 30Y	50,000	30,273
Vodafone Group PLC 5.63%, 2/10/53	35,000	33,038
Total United Kingdom		436,175
United States – 21.4%
3M Co.
2.88%, 10/15/27(a)	19,000	18,568
3.63%, 10/15/47	23,000	17,004
AbbVie, Inc.
4.65%, 3/15/28	25,000	25,416
4.88%, 3/15/30	25,000	25,759
5.05%, 3/15/34	75,000	76,441
4.75%, 3/15/45	2,000	1,807
5.60%, 3/15/55	25,000	24,743
AEP Texas, Inc. 5.70%, 5/15/34	60,000	61,791
AES Corp. 5.45%, 6/1/28(a)	35,000	35,857
Air Lease Corp. 4.63%, 10/1/28	46,000	46,498
Air Products & Chemicals, Inc. 4.60%, 2/8/29	50,000	50,894
Alabama Power Co. 4.30%, 7/15/48, Series A	37,000	30,805
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/30	51,000	51,825
Investments in Long Securities	Principal Amount	Value
Allstate Corp. 4.20%, 12/15/46	$25,000	$20,410
Ally Financial, Inc. 8.00%, 11/1/31(a)	13,000	14,886
Alphabet, Inc. 1.90%, 8/15/40	45,000	30,152
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,393
3.40%, 5/6/30	50,000	47,939
2.45%, 2/4/32	20,000	17,424
3.70%, 2/4/51	40,000	27,714
Amazon.com, Inc.
1.20%, 6/3/27	25,000	23,922
3.60%, 4/13/32	77,000	74,126
3.88%, 8/22/37	20,000	18,188
2.70%, 6/3/60	55,000	31,437
American Express Co.
5.02%, 4/25/31, (5.016% fixed rate until 4/25/30; Secured Overnight Financing Rate + 1.44% thereafter)(c)	50,000	51,386
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(c)	71,000	71,602
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	50,000	52,744
American Homes 4 Rent LP 5.25%, 3/15/35	25,000	25,037
American Honda Finance Corp.
2.30%, 9/9/26	5,000	4,905
4.90%, 3/12/27	50,000	50,531
American International Group, Inc. 4.75%, 4/1/48	28,000	24,654
American Tower Corp.
3.80%, 8/15/29	25,000	24,495
3.10%, 6/15/50(a)	10,000	6,500
2.95%, 1/15/51(a)	50,000	31,332
American University 3.67%, 4/1/49, Series 2019	25,000	18,757
American Water Capital Corp. 3.75%, 9/1/47	40,000	30,310
Amgen, Inc. 4.40%, 2/22/62	80,000	61,816
Aon Corp./Aon Global Holdings PLC 5.00%, 9/12/32	50,000	51,106
Apple, Inc.
3.45%, 2/9/45	35,000	27,143
4.65%, 2/23/46	70,000	64,006
2.65%, 2/8/51	74,000	45,458
Aptiv Swiss Holdings Ltd. 5.40%, 3/15/49	25,000	21,902
Arizona Public Service Co. 5.90%, 8/15/55	40,000	39,891

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Arrow Electronics, Inc. 2.95%, 2/15/32	$25,000	$22,107
Assurant, Inc. 5.55%, 2/15/36	25,000	24,978
AT&T, Inc.
2.30%, 6/1/27	35,000	33,907
2.55%, 12/1/33	50,000	42,092
6.38%, 3/1/41	25,000	26,676
5.15%, 2/15/50	110,000	98,872
3.80%, 12/1/57	25,000	17,237
Athene Holding Ltd.
6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(c)	35,000	35,163
AutoZone, Inc. 4.00%, 4/15/30	75,000	73,989
AvalonBay Communities, Inc. 1.90%, 12/1/28	40,000	37,442
Avangrid, Inc. 3.80%, 6/1/29	25,000	24,587
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	48,000	47,258
Bank of America Corp.
5.93%, 9/15/27, (5.933% fixed rate until 9/15/26; Secured Overnight Financing Rate + 1.34% thereafter)(c)	10,000	10,163
3.25%, 10/21/27	100,000	98,514
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(c)	50,000	49,598
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	66,000	58,302
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	101,609
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	31,846
7.75%, 5/14/38	100,000	120,306
4.75%, 4/21/45, Series L	60,000	53,071
Baxter International, Inc. 2.27%, 12/1/28	40,000	37,518
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	34,638
4.69%, 12/15/44	22,000	19,249
Berkshire Hathaway Energy Co. 3.80%, 7/15/48	36,000	27,097
Berkshire Hathaway Finance Corp. 2.85%, 10/15/50	50,000	31,745
Investments in Long Securities	Principal Amount	Value
Biogen, Inc. 3.15%, 5/1/50(a)	$40,000	$24,960
Blue Owl Capital Corp. 3.13%, 4/13/27	90,000	87,399
Boardwalk Pipelines LP 4.45%, 7/15/27	18,000	18,041
BorgWarner, Inc. 4.95%, 8/15/29	25,000	25,524
Boston Properties LP 3.40%, 6/21/29	50,000	47,950
BP Capital Markets America, Inc.
4.81%, 2/13/33	75,000	75,321
4.89%, 9/11/33	15,000	15,103
Bristol-Myers Squibb Co.
3.90%, 2/20/28	77,000	76,996
5.65%, 2/22/64	50,000	47,959
Broadcom, Inc.
4.60%, 7/15/30	50,000	50,527
4.15%, 11/15/30	100,000	99,072
3.75%, 2/15/51(a)(d)	50,000	37,344
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	10,000	11,003
3.90%, 8/1/46	5,000	3,962
5.20%, 4/15/54	25,000	23,325
Cadence Design Systems, Inc. 4.70%, 9/10/34	25,000	24,752
Camden Property Trust 2.80%, 5/15/30	20,000	18,772
Campbell Soup Co. 4.15%, 3/15/28	20,000	20,000
Capital One Financial Corp.
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,750
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(c)	65,000	69,869
Cardinal Health, Inc.
4.70%, 11/15/26	20,000	20,134
4.90%, 9/15/45	10,000	8,798
Carlisle Cos., Inc. 2.75%, 3/1/30(a)	25,000	23,383
Carrier Global Corp. 5.90%, 3/15/34	43,000	45,890
Caterpillar Financial Services Corp. 4.10%, 8/15/28, Series K	25,000	25,090
Caterpillar, Inc.
3.25%, 9/19/49	34,000	23,826
4.75%, 5/15/64	25,000	21,806
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	16,822

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Cboe Global Markets, Inc. 3.00%, 3/16/32	$30,000	$27,407
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	24,102
3.25%, 2/15/29	25,000	23,931
Cencora, Inc.
3.45%, 12/15/27	25,000	24,635
5.15%, 2/15/35	40,000	40,337
CenterPoint Energy Houston Electric LLC 2.35%, 4/1/31, Series AE(a)	10,000	9,019
CenterPoint Energy Resources Corp. 1.75%, 10/1/30	74,000	65,307
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 6/1/29	50,000	52,581
6.83%, 10/23/55	43,000	43,064
3.85%, 4/1/61	89,000	54,443
Cheniere Energy Partners LP 5.95%, 6/30/33	30,000	31,439
Chevron USA, Inc. 3.25%, 10/15/29	26,000	25,273
Children’s Hospital 2.93%, 7/15/50, Series 2020(a)	60,000	37,785
Chubb INA Holdings LLC
4.90%, 8/15/35	25,000	24,878
4.15%, 3/13/43	40,000	34,242
Cigna Group 5.60%, 2/15/54(a)	25,000	23,659
Cisco Systems, Inc. 4.85%, 2/26/29	140,000	143,823
Citigroup, Inc.
4.45%, 9/29/27	58,000	58,179
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	100,000	102,649
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(c)	40,000	40,197
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	19,959
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	100,000	90,388
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(c)	40,000	34,664
5.41%, 9/19/39, (5.411% fixed rate until 9/19/34; 5-year Constant Maturity Treasury Rate + 1.73% thereafter)(c)	75,000	74,271
4.65%, 7/23/48	50,000	43,336
Citizens Financial Group, Inc. 3.25%, 4/30/30	50,000	47,296
Investments in Long Securities	Principal Amount	Value
CME Group, Inc.
2.65%, 3/15/32	$35,000	$31,585
4.15%, 6/15/48	10,000	8,345
CMS Energy Corp.
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(c)	25,000	25,527
CNA Financial Corp. 5.20%, 8/15/35	25,000	24,742
Coca-Cola Co.
5.00%, 5/13/34(a)	25,000	25,842
4.65%, 8/14/34(a)	25,000	25,293
2.60%, 6/1/50	25,000	15,317
Comcast Corp.
5.30%, 5/15/35	25,000	25,526
6.45%, 3/15/37	27,000	29,946
5.35%, 5/15/53	15,000	13,761
5.65%, 6/1/54	25,000	24,010
2.94%, 11/1/56	41,000	23,623
Conagra Brands, Inc. 1.38%, 11/1/27	25,000	23,455
ConocoPhillips Co.
6.50%, 2/1/39	9,000	10,056
5.30%, 5/15/53	20,000	18,352
5.70%, 9/15/63	20,000	19,069
Constellation Brands, Inc.
3.15%, 8/1/29	50,000	47,961
5.25%, 11/15/48	19,000	17,258
Corebridge Financial, Inc.
6.05%, 9/15/33	25,000	26,512
4.40%, 4/5/52(a)	25,000	19,982
Corning, Inc. 5.85%, 11/15/68	18,000	17,312
Costco Wholesale Corp. 1.38%, 6/20/27	50,000	47,901
Crown Castle, Inc.
2.10%, 4/1/31	25,000	21,816
5.20%, 9/1/34	20,000	19,981
3.25%, 1/15/51(a)	15,000	9,819
CSX Corp.
2.40%, 2/15/30(a)	20,000	18,607
4.30%, 3/1/48	20,000	16,555
3.35%, 9/15/49	25,000	17,376
Cummins, Inc. 5.45%, 2/20/54	20,000	19,368
CVS Health Corp.
3.25%, 8/15/29(a)	25,000	23,923
5.70%, 6/1/34	50,000	51,594
5.63%, 2/21/53	30,000	27,439
Darden Restaurants, Inc. 3.85%, 5/1/27	53,000	52,660

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Deere & Co. 5.45%, 1/16/35	$50,000	$52,130
Dell International LLC/EMC Corp.
4.90%, 10/1/26	25,000	25,122
3.38%, 12/15/41	10,000	7,473
3.45%, 12/15/51	4,000	2,733
Devon Energy Corp. 5.60%, 7/15/41	15,000	14,062
DH Europe Finance II SARL 3.25%, 11/15/39	25,000	20,198
Diamondback Energy, Inc. 5.40%, 4/18/34	50,000	50,559
Digital Realty Trust LP 3.60%, 7/1/29	17,000	16,595
Dignity Health 5.27%, 11/1/64	25,000	21,903
Dollar General Corp.
3.50%, 4/3/30(a)	25,000	24,032
5.45%, 7/5/33(a)	10,000	10,327
Dollar Tree, Inc. 4.20%, 5/15/28	50,000	49,889
Dow Chemical Co. 5.25%, 11/15/41	50,000	45,228
DTE Electric Co. 1.90%, 4/1/28, Series A	60,000	56,951
DTE Energy Co. 5.20%, 4/1/30	25,000	25,782
Duke Energy Carolinas LLC 3.70%, 12/1/47	43,000	32,287
Duke Energy Corp. 3.95%, 8/15/47	35,000	26,566
Duke Energy Progress LLC
4.10%, 5/15/42	25,000	20,997
5.35%, 3/15/53	25,000	23,641
Eaton Corp. 4.70%, 8/23/52	25,000	22,181
eBay, Inc. 4.00%, 7/15/42	15,000	12,319
Ecolab, Inc.
3.25%, 12/1/27	25,000	24,646
2.13%, 8/15/50	13,000	7,003
Edison International 5.25%, 3/15/32(a)	40,000	39,419
Eli Lilly & Co.
5.50%, 3/15/27	25,000	25,621
4.55%, 2/12/28	25,000	25,390
4.00%, 10/15/28	25,000	25,063
5.20%, 8/14/64	20,000	18,534
Emerson Electric Co. 1.80%, 10/15/27(a)	28,000	26,835
Investments in Long Securities	Principal Amount	Value
Energy Transfer LP
4.20%, 4/15/27	$20,000	$19,985
5.60%, 9/1/34	82,000	83,381
6.25%, 4/15/49	30,000	29,453
Entergy Louisiana LLC
4.00%, 3/15/33	65,000	61,762
4.20%, 4/1/50	40,000	31,768
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	49,559
4.25%, 2/15/48	24,000	19,419
4.20%, 1/31/50	35,000	27,557
EPR Properties 4.75%, 12/15/26	50,000	50,074
Equifax, Inc.
5.10%, 12/15/27	50,000	50,967
4.80%, 9/15/29	25,000	25,414
Equinix, Inc. 2.95%, 9/15/51	46,000	28,283
Equitable Holdings, Inc. 4.35%, 4/20/28	59,000	59,185
Essential Utilities, Inc. 5.38%, 1/15/34	20,000	20,381
Essex Portfolio LP 2.65%, 9/1/50	30,000	17,579
Estee Lauder Cos., Inc. 1.95%, 3/15/31	40,000	35,271
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/52	50,000	30,987
Evergy, Inc. 6.65%, 6/1/55, (6.65% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 2.558% thereafter)(c)	25,000	25,393
Eversource Energy 5.95%, 2/1/29	40,000	41,980
Exelon Corp.
5.13%, 3/15/31	25,000	25,778
4.45%, 4/15/46	30,000	24,964
Exxon Mobil Corp. 4.33%, 3/19/50	43,000	35,649
FedEx Corp. 4.40%, 1/15/47(d)	33,000	26,070
Fidelity National Information Services, Inc. 3.10%, 3/1/41	50,000	36,754
Fifth Third Bancorp 5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	50,000	52,373
Fiserv, Inc. 5.15%, 8/12/34(a)	25,000	25,074

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Florida Power & Light Co.
5.15%, 6/15/29	$30,000	$31,153
3.15%, 10/1/49	35,000	23,523
5.80%, 3/15/65	25,000	25,373
FMC Corp. 4.50%, 10/1/49	47,000	35,035
Ford Motor Co. 3.25%, 2/12/32	50,000	42,880
Ford Motor Credit Co. LLC 5.92%, 3/20/28	125,000	126,952
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	15,000	14,354
Fox Corp. 6.50%, 10/13/33	40,000	43,558
GATX Corp. 6.05%, 6/5/54	25,000	25,119
GE HealthCare Technologies, Inc. 4.80%, 8/14/29	25,000	25,528
General Dynamics Corp. 3.75%, 5/15/28	23,000	22,951
General Mills, Inc.
4.88%, 1/30/30	25,000	25,572
5.25%, 1/30/35(a)	25,000	25,151
General Motors Co.
4.20%, 10/1/27	71,000	70,816
6.60%, 4/1/36	38,000	40,339
6.25%, 10/2/43	25,000	24,702
General Motors Financial Co., Inc. 5.75%, 2/8/31	25,000	25,953
Georgia Power Co. 4.55%, 3/15/30	25,000	25,411
Gilead Sciences, Inc.
5.25%, 10/15/33(a)	10,000	10,392
5.10%, 6/15/35	95,000	96,350
Global Payments, Inc. 5.40%, 8/15/32	25,000	25,467
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	23,000	23,684
4.00%, 1/15/30	30,000	29,016
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	90,000	90,056
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	175,000	186,259
4.75%, 10/21/45	40,000	35,548
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(c)	50,000	49,379
Hanover Insurance Group, Inc. 5.50%, 9/1/35	25,000	25,032
Investments in Long Securities	Principal Amount	Value
Hasbro, Inc. 3.55%, 11/19/26	$20,000	$19,800
HCA, Inc.
5.63%, 9/1/28	43,000	44,368
5.25%, 3/1/30	25,000	25,830
3.63%, 3/15/32	15,000	13,946
5.50%, 6/1/33	10,000	10,294
5.45%, 9/15/34	20,000	20,255
6.20%, 3/1/55(a)	20,000	19,867
Healthcare Realty Holdings LP 2.00%, 3/15/31(a)	20,000	17,365
Helmerich & Payne, Inc. 4.85%, 12/1/29(a)	40,000	39,859
Hess Corp. 7.13%, 3/15/33	50,000	57,669
Hewlett Packard Enterprise Co. 6.20%, 10/15/35(a)	23,000	24,569
Home Depot, Inc.
4.40%, 3/15/45	75,000	64,578
5.30%, 6/25/54	25,000	23,794
Honeywell International, Inc.
4.50%, 1/15/34	50,000	49,073
3.81%, 11/21/47	35,000	26,964
Hormel Foods Corp. 1.80%, 6/11/30	20,000	17,937
Host Hotels & Resorts LP 5.50%, 4/15/35	25,000	24,922
Hubbell, Inc. 3.15%, 8/15/27	48,000	47,066
Humana, Inc.
5.75%, 3/1/28	100,000	103,492
4.80%, 3/15/47	18,000	15,005
Huntington Bancshares, Inc.
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(c)	25,000	25,787
6.14%, 11/18/39, (6.141% fixed rate until 11/18/34; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)	35,000	36,084
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	23,449
4.20%, 5/1/30	3,000	2,962
Hyatt Hotels Corp. 5.38%, 12/15/31	100,000	102,484
Illinois Tool Works, Inc. 3.90%, 9/1/42	10,000	8,319
Ingersoll Rand, Inc. 5.70%, 8/14/33	10,000	10,541
Intel Corp.
5.15%, 2/21/34(a)	30,000	29,991
3.25%, 11/15/49	80,000	50,212

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Intercontinental Exchange, Inc.
3.10%, 9/15/27	$5,000	$4,909
4.60%, 3/15/33	50,000	50,018
3.00%, 6/15/50	40,000	26,040
International Business Machines Corp. 4.00%, 6/20/42	30,000	24,869
International Flavors & Fragrances, Inc. 5.00%, 9/26/48(a)	4,000	3,449
International Paper Co.
4.80%, 6/15/44	4,000	3,521
4.35%, 8/15/48	19,000	15,296
Intuit, Inc. 1.35%, 7/15/27	25,000	23,878
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	34,000	35,841
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL 6.75%, 3/15/34	80,000	87,790
Jefferies Financial Group, Inc. 6.45%, 6/8/27	25,000	25,870
Jersey Central Power & Light Co. 5.10%, 1/15/35	40,000	40,109
JetBlue Pass-Through Trust 4.00%, 11/15/32, Series 2020-1, Class A	35,277	33,147
JM Smucker Co. 4.25%, 3/15/35	40,000	37,208
John Deere Capital Corp. 2.45%, 1/9/30	35,000	32,746
Johnson & Johnson
2.95%, 3/3/27	21,000	20,753
3.40%, 1/15/38	50,000	43,331
5.25%, 6/1/54(a)	15,000	14,816
Johnson Controls International PLC 6.00%, 1/15/36	13,000	14,088
JPMorgan Chase & Co.
6.07%, 10/22/27, (6.07% fixed rate until 10/22/26; Secured Overnight Financing Rate + 1.33% thereafter)(c)	113,000	115,234
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	75,105
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,860
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	47,296
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(c)	20,000	20,025
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,604
Investments in Long Securities	Principal Amount	Value
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	$20,000	$21,097
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	175,000	158,407
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(c)	75,000	74,631
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(c)	25,000	25,527
Juniper Networks, Inc. 2.00%, 12/10/30	10,000	8,773
Kaiser Foundation Hospitals 3.00%, 6/1/51, Series 2021	10,000	6,414
Kenvue, Inc. 5.00%, 3/22/30(a)	10,000	10,345
Keurig Dr. Pepper, Inc. 4.42%, 12/15/46	23,000	18,504
Keysight Technologies, Inc. 4.60%, 4/6/27	25,000	25,117
Kimberly-Clark Corp. 3.90%, 5/4/47	15,000	11,850
Kimco Realty OP LLC 3.80%, 4/1/27	85,000	84,487
Kinder Morgan Energy Partners LP 5.40%, 9/1/44	59,000	54,765
KLA Corp. 3.30%, 3/1/50	20,000	13,841
Kraft Heinz Foods Co. 5.20%, 7/15/45	30,000	26,701
Kroger Co.
5.00%, 9/15/34	25,000	24,923
5.15%, 8/1/43	40,000	37,082
L3Harris Technologies, Inc. 5.35%, 6/1/34	25,000	25,637
Legg Mason, Inc. 5.63%, 1/15/44	5,000	4,927
Leidos, Inc. 5.40%, 3/15/32	15,000	15,509
Leland Stanford Junior University 1.29%, 6/1/27	25,000	23,926
Lincoln National Corp. 5.85%, 3/15/34	35,000	36,348
Lockheed Martin Corp.
4.70%, 12/15/31	30,000	30,604
4.80%, 8/15/34	25,000	25,065
6.15%, 9/1/36, Series B	49,000	53,966
Lowe’s Cos., Inc.
4.05%, 5/3/47	15,000	11,659
3.50%, 4/1/51	75,000	51,074

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
LPL Holdings, Inc. 5.70%, 5/20/27	$100,000	$101,964
LYB International Finance BV 5.25%, 7/15/43	25,000	22,082
Marathon Petroleum Corp. 5.00%, 9/15/54	3,000	2,454
Markel Group, Inc. 3.35%, 9/17/29	50,000	48,394
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	75,000	75,739
2.38%, 12/15/31	25,000	22,160
5.15%, 3/15/34	25,000	25,664
5.70%, 9/15/53	10,000	9,911
Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020	40,000	27,189
Massachusetts Institute of Technology 3.89%, 7/1/16(a)	59,000	40,506
Mastercard, Inc. 4.35%, 1/15/32	50,000	50,073
McCormick & Co., Inc. 4.20%, 8/15/47	10,000	7,962
McDonald’s Corp. 4.88%, 12/9/45	30,000	27,156
Medtronic, Inc. 4.38%, 3/15/35	10,000	9,726
Merck & Co., Inc.
3.70%, 2/10/45	25,000	19,609
5.00%, 5/17/53	15,000	13,611
Meta Platforms, Inc.
4.30%, 8/15/29	75,000	76,005
3.85%, 8/15/32(a)	50,000	48,338
5.75%, 5/15/63	15,000	14,965
MetLife, Inc. 4.05%, 3/1/45	40,000	32,640
Micron Technology, Inc. 5.88%, 9/15/33	45,000	47,345
Microsoft Corp.
3.45%, 8/8/36	50,000	45,157
3.95%, 8/8/56	60,000	47,263
Mid-America Apartments LP 3.95%, 3/15/29	25,000	24,849
Molson Coors Beverage Co. 5.00%, 5/1/42	30,000	27,340
Mondelez International, Inc. 2.75%, 4/13/30	50,000	46,832
Moody’s Corp. 4.88%, 12/17/48	30,000	26,732
Morgan Stanley
4.35%, 9/8/26	146,000	146,203
3.59%, 7/22/28(c)	272,000	268,739
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	20,655
Investments in Long Securities	Principal Amount	Value
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	$15,000	$14,515
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	54,673
5.66%, 4/17/36, (5.664% fixed rate until 4/17/35; Secured Overnight Financing Rate + 1.757% thereafter)(c)	50,000	52,059
4.30%, 1/27/45	20,000	17,097
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(c)	20,000	19,507
Motorola Solutions, Inc. 2.30%, 11/15/30	25,000	22,492
MPLX LP
4.00%, 3/15/28	18,000	17,906
6.20%, 9/15/55	25,000	24,359
Nasdaq, Inc. 3.95%, 3/7/52	28,000	20,959
National Rural Utilities Cooperative Finance Corp.
4.15%, 8/25/28, Series D	35,000	35,138
3.90%, 11/1/28	18,000	17,904
4.02%, 11/1/32	18,000	17,317
4.15%, 12/15/32	40,000	38,883
New York & Presbyterian Hospital 2.61%, 8/1/60(a)	25,000	13,523
NextEra Energy Capital Holdings, Inc. 3.50%, 4/1/29	30,000	29,352
NIKE, Inc.
2.85%, 3/27/30	17,000	16,144
3.38%, 11/1/46	75,000	54,538
NiSource, Inc.
4.38%, 5/15/47	25,000	20,653
3.95%, 3/30/48	18,000	13,912
Nordson Corp. 4.50%, 12/15/29(a)	25,000	25,222
Norfolk Southern Corp.
3.15%, 6/1/27(a)	23,000	22,657
5.55%, 3/15/34	25,000	26,240
3.70%, 3/15/53	25,000	18,078
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(c)	25,000	24,442
Northrop Grumman Corp. 4.70%, 3/15/33	100,000	100,064
Novartis Capital Corp. 4.20%, 9/18/34	60,000	58,119
NSTAR Electric Co. 4.95%, 9/15/52	25,000	22,261
NVIDIA Corp. 3.50%, 4/1/50	20,000	14,899

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Occidental Petroleum Corp.
6.13%, 1/1/31	$10,000	$10,459
6.45%, 9/15/36	62,000	64,209
6.60%, 3/15/46	10,000	10,058
Oglethorpe Power Corp. 5.95%, 11/1/39	60,000	62,372
Ohio Power Co. 1.63%, 1/15/31, Series Q	78,000	67,461
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	18,030
4.75%, 1/15/28	23,000	23,202
3.63%, 10/1/29(a)	31,000	29,679
Oncor Electric Delivery Co. LLC 4.55%, 9/15/32	100,000	99,456
ONEOK, Inc.
4.55%, 7/15/28	50,000	50,403
6.05%, 9/1/33	10,000	10,521
4.20%, 10/3/47	38,000	28,729
5.20%, 7/15/48	25,000	21,853
Oracle Corp.
4.90%, 2/6/33	117,000	117,094
4.30%, 7/8/34	50,000	47,387
5.38%, 7/15/40	42,000	40,660
3.65%, 3/25/41	20,000	15,657
6.00%, 8/3/55	25,000	24,426
O’Reilly Automotive, Inc. 3.90%, 6/1/29	13,000	12,878
Otis Worldwide Corp. 5.13%, 11/19/31(a)	50,000	51,780
Owens Corning 4.30%, 7/15/47	23,000	18,687
PACCAR Financial Corp. 4.00%, 8/8/28	25,000	25,069
Pacific Gas & Electric Co. 2.50%, 2/1/31	70,000	62,130
PacifiCorp 3.30%, 3/15/51(a)	50,000	31,993
Paramount Global
4.85%, 7/1/42	15,000	12,232
4.95%, 5/19/50	20,000	15,698
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	75,291
6.25%, 5/15/38, Series A	15,000	16,510
PayPal Holdings, Inc. 2.85%, 10/1/29	125,000	119,200
PECO Energy Co. 5.25%, 9/15/54	50,000	47,048
PepsiCo, Inc.
4.10%, 1/15/29	20,000	20,053
3.38%, 7/29/49	50,000	35,616
2.75%, 10/21/51	15,000	9,268
Investments in Long Securities	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	$35,000	$35,417
4.65%, 5/19/30	25,000	25,484
4.75%, 5/19/33	40,000	40,117
5.34%, 5/19/63	35,000	31,883
Pfizer, Inc.
3.60%, 9/15/28	50,000	49,734
7.20%, 3/15/39	39,000	46,253
PG&E Wildfire Recovery Funding LLC 5.21%, 12/1/47, Series A-4	45,000	42,859
Philip Morris International, Inc.
4.75%, 2/12/27	100,000	100,914
1.75%, 11/1/30(a)	30,000	26,492
4.88%, 11/15/43	32,000	29,256
Phillips 66 5.88%, 5/1/42	47,000	47,173
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	5,000	4,511
Pilgrim’s Pride Corp. 6.25%, 7/1/33	30,000	31,660
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/26	15,000	15,018
PNC Financial Services Group, Inc.
3.45%, 4/23/29	20,000	19,580
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)	20,000	20,751
2.55%, 1/22/30(a)	85,000	79,431
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	20,000	22,474
PPL Electric Utilities Corp.
5.00%, 5/15/33	100,000	102,296
5.55%, 8/15/55	20,000	19,558
Procter & Gamble Co.
2.80%, 3/25/27	25,000	24,613
3.00%, 3/25/30	35,000	33,608
Progressive Corp.
3.00%, 3/15/32(a)	25,000	22,982
3.95%, 3/26/50	12,000	9,352
Prologis LP 5.25%, 5/15/35	50,000	51,012
Providence St. Joseph Health Obligated Group 3.74%, 10/1/47, Series I	28,000	20,995
Prudential Financial, Inc.
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	40,000	41,404
Public Service Co. of Colorado 3.60%, 9/15/42	65,000	50,061

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Public Service Electric & Gas Co. 3.60%, 12/1/47	$96,000	$71,486
Public Storage Operating Co. 5.35%, 8/1/53	15,000	14,276
Puget Sound Energy, Inc. 4.22%, 6/15/48	25,000	20,184
QUALCOMM, Inc. 4.50%, 5/20/52	25,000	21,031
Quest Diagnostics, Inc. 5.00%, 12/15/34(a)	25,000	25,044
Radian Group, Inc. 4.88%, 3/15/27	25,000	25,063
Raymond James Financial, Inc. 4.65%, 4/1/30	25,000	25,481
Realty Income Corp. 4.90%, 7/15/33	45,000	45,223
Regency Centers LP 5.10%, 1/15/35	25,000	25,147
Rockwell Automation, Inc. 4.20%, 3/1/49	13,000	10,642
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	29,827
1.40%, 9/15/27	15,000	14,214
Royalty Pharma PLC 5.15%, 9/2/29	75,000	77,017
RTX Corp.
3.50%, 3/15/27	25,000	24,783
4.35%, 4/15/47	56,000	46,659
4.05%, 5/4/47	35,000	27,889
S&P Global, Inc. 2.90%, 3/1/32(a)	70,000	64,037
Sabine Pass Liquefaction LLC 4.20%, 3/15/28	50,000	49,998
Sabra Health Care LP 3.90%, 10/15/29	30,000	29,055
Salesforce, Inc. 3.05%, 7/15/61(a)	25,000	15,168
San Diego Gas & Electric Co. 3.70%, 3/15/52	25,000	17,871
Sempra 4.00%, 2/1/48	20,000	14,972
Shell Finance US, Inc. 4.38%, 5/11/45	50,000	42,627
Shell International Finance BV 5.50%, 3/25/40	27,000	27,561
Sherwin-Williams Co. 3.80%, 8/15/49	30,000	22,248
Simon Property Group LP
6.25%, 1/15/34	25,000	27,365
3.25%, 9/13/49	15,000	10,138
Solventum Corp. 5.60%, 3/23/34(a)	32,000	33,205
Investments in Long Securities	Principal Amount	Value
Sonoco Products Co. 5.00%, 9/1/34(a)	$30,000	$29,389
Southern California Edison Co. 4.65%, 10/1/43	69,000	58,176
Southern California Gas Co.
2.95%, 4/15/27	25,000	24,580
5.75%, 6/1/53	30,000	29,392
Southern Co. 4.40%, 7/1/46	40,000	33,324
Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	17,745
Spectra Energy Partners LP 4.50%, 3/15/45	20,000	16,743
Sprint Capital Corp. 6.88%, 11/15/28	50,000	53,804
Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	13,825
Starbucks Corp. 2.00%, 3/12/27	20,000	19,384
State Street Corp.
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,904
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	74,327
Steel Dynamics, Inc. 3.45%, 4/15/30	90,000	86,351
Sutter Health 3.16%, 8/15/40, Series 20A	25,000	19,478
Sysco Corp. 6.60%, 4/1/50(a)	25,000	26,981
System Energy Resources, Inc. 5.30%, 12/15/34	25,000	24,924
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,562
6.50%, 3/30/34	10,000	10,817
6.25%, 7/1/52	25,000	24,686
Target Corp. 4.00%, 7/1/42	35,000	29,358
Teledyne FLIR LLC 2.50%, 8/1/30	25,000	22,871
Texas Instruments, Inc. 2.70%, 9/15/51	35,000	21,163
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32(a)	50,000	51,376
5.09%, 8/10/33(a)	10,000	10,296
Time Warner Cable LLC 5.88%, 11/15/40	50,000	47,827
TJX Cos., Inc. 3.88%, 4/15/30	20,000	19,856

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
T-Mobile USA, Inc.
3.38%, 4/15/29	$50,000	$48,463
5.20%, 1/15/33	50,000	50,974
5.75%, 1/15/34	10,000	10,497
4.70%, 1/15/35	30,000	29,092
3.30%, 2/15/51	30,000	19,719
3.60%, 11/15/60	30,000	19,632
Toll Brothers Finance Corp. 4.88%, 3/15/27	50,000	50,348
Toyota Motor Credit Corp.
5.00%, 3/19/27, Series B	50,000	50,737
4.55%, 8/9/29	75,000	76,199
TPG Operating Group II LP 5.88%, 3/5/34	50,000	52,454
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28	45,000	44,852
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	15,000	12,774
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,457
2.55%, 4/27/50	10,000	5,937
Trinity Health Corp. 2.63%, 12/1/40, Series 2021	70,000	50,631
Truist Financial Corp.
3.88%, 3/19/29	115,000	113,252
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(c)	30,000	30,735
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(c)	30,000	30,243
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	15,779
TWDC Enterprises 18 Corp.
3.70%, 12/1/42	5,000	4,001
3.00%, 7/30/46	48,000	32,539
Tyson Foods, Inc. 4.88%, 8/15/34	28,000	27,613
U.S. Bancorp
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	115,000	121,456
UDR, Inc. 2.10%, 8/1/32(a)	25,000	21,108
Union Electric Co.
2.95%, 6/15/27	18,000	17,712
5.13%, 3/15/55	25,000	22,882
Union Pacific Corp.
4.00%, 4/15/47	19,000	15,032
3.84%, 3/20/60	53,000	37,842
3.75%, 2/5/70	20,000	13,409
Investments in Long Securities	Principal Amount	Value
United Airlines Pass-Through Trust 5.80%, 1/15/36, Series 2023-1, Class A	$55,978	$57,452
United Parcel Service, Inc. 5.20%, 4/1/40	50,000	49,619
UnitedHealth Group, Inc.
6.63%, 11/15/37	40,000	44,338
2.75%, 5/15/40	40,000	29,080
4.45%, 12/15/48	15,000	12,338
5.38%, 4/15/54	50,000	46,141
5.20%, 4/15/63	30,000	26,373
5.75%, 7/15/64	30,000	28,668
University of Southern California 3.84%, 10/1/47, Series 2017	30,000	23,664
Valero Energy Corp. 7.50%, 4/15/32	50,000	57,636
Ventas Realty LP
4.75%, 11/15/30	14,000	14,131
4.38%, 2/1/45	10,000	8,228
Verizon Communications, Inc.
4.33%, 9/21/28	35,000	35,248
4.02%, 12/3/29	65,000	64,492
1.68%, 10/30/30	66,000	57,927
2.99%, 10/30/56	40,000	23,825
3.00%, 11/20/60	50,000	29,242
Viatris, Inc.
3.85%, 6/22/40	30,000	22,466
4.00%, 6/22/50	25,000	16,494
VICI Properties LP 5.13%, 11/15/31	40,000	40,462
Virginia Electric & Power Co.
5.30%, 8/15/33	50,000	51,441
2.95%, 11/15/51	42,000	26,181
Visa, Inc.
2.75%, 9/15/27	63,000	61,679
1.10%, 2/15/31	100,000	86,082
Vulcan Materials Co. 3.50%, 6/1/30	60,000	57,939
Walmart, Inc.
5.00%, 10/25/40	25,000	25,073
4.05%, 6/29/48	40,000	32,799
Walt Disney Co. 2.75%, 9/1/49	50,000	31,219
Waste Management, Inc. 4.63%, 2/15/30(a)	66,000	67,294
Wells Fargo & Co.
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	109,000	107,841
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	26,507

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	$80,000	$88,005
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	41,000	31,241
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	140,000	126,680
Welltower OP LLC 4.25%, 4/15/28	40,000	40,234
Western Midstream Operating LP 6.35%, 1/15/29	50,000	52,616
Western Union Co. 2.75%, 3/15/31	75,000	66,156
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	36,000	35,665
Westlake Corp. 5.00%, 8/15/46	5,000	4,371
Williams Cos., Inc. 5.75%, 6/24/44	50,000	49,173
Wisconsin Public Service Corp. 4.55%, 12/1/29	35,000	35,648
WRKCo, Inc. 3.90%, 6/1/28	50,000	49,669
Xylem, Inc. 3.25%, 11/1/26	5,000	4,945
Total United States		20,297,030
TOTAL CORPORATE BONDS (Cost: $23,350,696)		22,661,152
FOREIGN GOVERNMENT AGENCIES – 0.4%
Canada – 0.1%
Province of British Columbia 4.80%, 11/15/28	15,000	15,475
Province of Ontario 1.13%, 10/7/30	30,000	26,217
Province of Quebec 7.50%, 9/15/29	31,000	35,231
Total Canada		76,923
Japan – 0.2%
Japan Bank for International Cooperation 4.63%, 7/19/28	150,000	153,458
South Korea – 0.1%
Export-Import Bank of Korea 4.88%, 1/14/30	145,000	150,113
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $374,271)		380,494
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Chile – 0.1%
Chile Government International Bonds 3.50%, 1/25/50	120,000	84,844
Investments in Long Securities	Principal Amount	Value
Indonesia – 0.1%
Indonesia Government International Bonds 3.50%, 2/14/50	$100,000	$72,326
Mexico – 0.3%
Mexico Government International Bonds
6.88%, 5/13/37	200,000	210,651
4.28%, 8/14/41	60,000	46,988
Total Mexico		257,639
Panama – 0.1%
Panama Government International Bonds 6.70%, 1/26/36	115,000	118,087
Peru – 0.0%
Peru Government International Bonds
5.63%, 11/18/50(a)	25,000	23,962
3.23%, 7/28/21	20,000	10,708
Total Peru		34,670
Philippines – 0.2%
Philippines Government International Bonds 5.00%, 7/17/33	200,000	204,251
Poland – 0.2%
Republic of Poland Government International Bonds
5.50%, 11/16/27	100,000	103,374
5.38%, 2/12/35	70,000	71,619
Total Poland		174,993
Uruguay – 0.0%
Uruguay Government International Bonds 4.98%, 4/20/55	34,000	30,190
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,039,535)		977,000
SUPRANATIONAL BONDS – 1.4%
Asian Development Bank
2.50%, 11/2/27	120,000	117,103
4.50%, 8/25/28(a)	140,000	143,441
3.75%, 8/28/30	35,000	35,031
Corp. Andina de Fomento 2.25%, 2/8/27	50,000	48,753
European Investment Bank
4.38%, 3/19/27	250,000	252,427
4.38%, 10/10/31	100,000	103,051
Inter-American Development Bank
3.50%, 9/14/29	25,000	24,837
4.38%, 7/17/34	125,000	126,613
4.38%, 7/16/35	60,000	60,410
International Bank for Reconstruction & Development
2.50%, 11/22/27	44,000	42,924
4.63%, 7/18/28	100,000	100,058
0.88%, 5/14/30	268,000	235,429
4.00%, 7/25/30	25,000	25,295
TOTAL SUPRANATIONAL BONDS (Cost: $1,311,067)		1,315,372
See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
Investments in Long Securities	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.5%
United States – 1.5%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	$75,000	$70,496
3.18%, 2/15/55, Series 2022-BNK39, Class AS	63,000	56,676
Barclays Commercial Mortgage Trust 2.99%, 11/15/52, Series 2019-C5, Class ASB	80,509	78,928
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS*(c)	60,000	49,667
1.98%, 8/15/54, Series 2021-B28, Class ASB	75,000	69,768
3.79%, 4/15/55, Series 2022-B34, Class A5*(c)	50,000	46,572
4.59%, 5/15/55, Series 2022-B35, Class A5*(c)	30,000	29,449
BMO Mortgage Trust 5.60%, 3/15/57, Series 2024-C8, Class A5*(c)	45,000	47,360
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.43%, 1/25/27, Series K063, Class A2*(c)	20,000	19,827
3.25%, 11/25/27, Series K072, Class A1	20,573	20,348
3.69%, 1/25/29, Series K088, Class A2	80,000	79,421
5.48%, 1/25/29, Series K516, Class A2	50,000	52,109
5.18%, 3/25/29, Series K520, Class A2*(c)	65,000	67,413
2.52%, 10/25/29, Series K101, Class A2	50,000	47,293
2.54%, 10/25/29, Series K102, Class A2	60,000	56,795
2.07%, 1/25/30, Series K106, Class A2	113,000	104,386
2.35%, 11/25/31, Series K137, Class A2*(c)	35,000	31,479
3.00%, 6/25/32, Series K147, Class A2*(c)	60,000	55,581
1.24%, 1/25/35, Series K1516, Class A1	79,254	67,636
Federal National Mortgage Association-Aces
2.49%, 5/25/26, Series 2016-M6, Class A2	34,731	34,281
2.56%, 12/25/26, Series 2017-M3, Class A2*(c)	28,017	27,461
3.16%, 3/25/28, Series 2018-M4, Class A2*(c)	17,668	17,326
3.66%, 9/25/28, Series 2019-M1, Class A2*(c)	20,617	20,418
3.61%, 2/25/31, Series 2019-M4, Class A2	3,974	3,869
3.89%, 9/25/32, Series 2023-M4, Class A2*(c)	50,000	48,382
Morgan Stanley Bank of America Merrill Lynch Trust 3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	89,192
Morgan Stanley Capital I Trust 2.44%, 6/15/54, Series 2021-L6, Class A4*(c)	50,000	44,381
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	49,623
4.07%, 12/15/51, Series 2018-C15, Class A3	17,669	17,495
Wells Fargo Commercial Mortgage Trust 2.40%, 7/15/53, Series 2020-C58, Class AS	40,000	34,347
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,509,837)		1,437,979
MUNICIPAL BONDS – 0.6%
United States – 0.6%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	46,928	52,202
Investments in Long Securities	Principal Amount	Value
City of Houston 3.96%, 3/1/47	$50,000	$41,796
New York City Municipal Water Finance Authority 5.44%, 6/15/43, Series AA	50,000	48,957
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	105,468
4.81%, 10/15/65, Series 192	25,000	22,322
Port of Morrow 2.54%, 9/1/40, Series 1	20,000	15,256
State of California 7.55%, 4/1/39	50,000	60,051
State of Mississippi 5.25%, 11/1/34, Series F	75,000	76,481
Texas Department of Transportation State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	51,225
University of California 3.35%, 7/1/29, Series BD	10,000	9,846
University of Michigan 3.50%, 4/1/52, Series A	50,000	36,691
TOTAL MUNICIPAL BONDS (Cost: $642,307)		520,295
ASSET-BACKED SECURITIES – 0.3%
United States – 0.3%
American Express Credit Account Master Trust 5.23%, 4/15/29, Series 2024-1, Class A	175,000	178,532
Honda Auto Receivables Owner Trust 5.27%, 11/20/28, Series 2024-2, Class A3	75,000	75,891
Mercedes-Benz Auto Receivables Trust 4.92%, 4/15/31, Series 2025-1, Class A4	50,000	51,366
TOTAL ASSET-BACKED SECURITIES (Cost: $304,405)		305,789
REPURCHASE AGREEMENT – 0.7%
United States – 0.7%
Citigroup, Inc., tri-party repurchase agreement dated 8/29/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.34% due 9/2/25; Proceeds at maturity–$690,333 (fully collateralized by Government National Mortgage Association, 5.00%-7.00% due 10/20/53-2/20/54; Market value including accrued interest–$724,940) (Cost: $690,000)	690,000	690,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(e) (Cost: $561,396)	561,396	561,396
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 100.8% (Cost: $97,934,628)		95,704,232

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025
TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.2)%
Uniform Mortgage-Backed Securities – (0.2)%
1.50%, 9/1/40(b)	$(25,000)	$(22,342)
3.00%, 9/1/40(b)	(125,000)	(119,559)
TOTAL TBA SALE COMMITMENTS (Proceeds: $141,243)		(141,901)
Other Liabilities less Assets – (0.6)%		(575,497)
NET ASSETS – 100.0%		$94,986,834

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,731,019 and the total market value of the collateral held by the Fund was $1,788,764. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,227,368.

(b)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)     Rate shown reflects the accrual rate as of August 31, 2025 on securities with variable or step rates.

(d)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)     Rate shown represents annualized 7-day yield as of August 31, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	118	12/31/25	$(24,607,609)	$(34,168)
5 Year U.S. Treasury Note	511	12/31/25	(55,938,531)	(206,639)
U.S. Treasury Ultra Long Term Bond	36	12/19/25	(4,196,250)	16,213
Ultra 10 Year U.S. Treasury Note	231	12/19/25	$(26,427,844)	$(66,299)
			$(111,170,234)	$(290,893)

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (concluded) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$23,910,278	$—	$23,910,278
U.S. Government Obligations	—	42,944,477	—	42,944,477
Corporate Bonds	—	22,661,152	—	22,661,152
Foreign Government Agencies	—	380,494	—	380,494
Foreign Government Obligations	—	977,000	—	977,000
Supranational Bonds	—	1,315,372	—	1,315,372
Commercial Mortgage-Backed Securities	—	1,437,979	—	1,437,979
Municipal Bonds	—	520,295	—	520,295
Asset-Backed Securities	—	305,789	—	305,789
Repurchase Agreement	—	690,000	—	690,000
Investment of Cash Collateral for Securities Loaned	—	561,396	—	561,396
Total Investments in Securities	$—	$95,704,232	$—	$95,704,232
Financial Derivative Instruments
Futures Contracts[1]	$16,213	$—	$—	$16,213
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(141,901)	$—	$(141,901)
Financial Derivative Instruments
Futures Contracts[1]	$(307,106)	$—	$—	$(307,106)
Total – Net	$(290,893)	$95,562,331	$—	$95,271,438

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2025
Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS – 2.6%
Cayman Islands – 1.5%
LCM 28 Ltd. 6.74%, 10/20/30, Series 28A, Class C, (6.737% fixed rate until 10/20/25; 3-month Secured Overnight Financing Rate + 2.412% thereafter)(a)(b)	$400,000	$400,240
LCM XVIII LP 6.44%, 4/20/31, Series 18A, Class CR, (6.437% fixed rate until 10/20/25; 3-month Secured Overnight Financing Rate + 2.112% thereafter)(a)(b)	300,000	300,090
Sound Point CLO XXIX Ltd. 6.88%, 4/25/34, Series 2021-1A, Class C1, (6.88% fixed rate until 10/25/25; 3-month Secured Overnight Financing Rate + 2.562% thereafter)(a)(b)	300,000	300,300
Total Cayman Islands		1,000,630
United States – 1.1%
VMC Finance LLC 6.27%, 6/16/36, Series 2021-FL4, Class B, (6.274% fixed rate until 5/18/26; 1-month Secured Overnight Financing Rate + 1.914% thereafter)(a)(b)	715,125	708,229
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $1,684,047)		1,708,859
COLLATERALIZED MORTGAGE OBLIGATIONS – 27.2%
Chase Home Lending Mortgage Trust 6.50%, 1/25/55, Series 2024-1, Class A9*(a)(b)	295,296	300,682
CIM Trust 2.50%, 4/25/51, Series 2021-J2, Class A19*(a)(b)	274,025	222,771
Federal Home Loan Mortgage Corp. REMICs
4.00%, 5/15/28, Series 4669, Class EV	39,745	39,657
6.00%, 7/15/29, Series 2175, Class TH	11,740	11,910
6.00%, 5/15/32, Series 2448, Class ZQ	19,035	19,371
3.00%, 8/15/32, Series 4092, Class AY	200,000	193,466
6.00%, 8/15/32, Series 2485, Class WG	9,773	10,202
5.50%, 11/15/32, Series 2519, Class ZD	46,061	47,253
5.50%, 11/15/32, Series 2520, Class PH	67,856	70,356
4.91%, 6/15/34, Series 2812, Class MF, (Secured Overnight Financing Rate 30 Day Average + 0.564%)*(a)	84,671	84,510
5.50%, 6/15/34, Series 2810, Class ME	16,568	17,273
5.50%, 9/15/34, Series 2861, Class Z	147,596	151,853
5.00%, 11/15/34, Series 2893, Class PE	115,122	118,176
6.00%, 11/15/36, Series 3244, Class LZ	140	141
5.00%, 4/15/40, Series 3658, Class CZ, PIK	328,440	330,774
4.50%, 9/15/40, Series 3726, Class QZ	424,014	423,978
4.00%, 1/15/41, Series 4179, Class AZ	318,662	312,364
3.50%, 5/15/41, Series 4229, Class MA	89,603	88,790
3.00%, 12/15/41, Series 4273, Class GM	34,489	33,628
4.00%, 5/15/42, Series 4048, Class CE	150,000	143,061
Investments	Principal Amount	Value
3.00%, 11/15/42, Series 4136, Class ZG, PIK	$921,176	$845,869
3.00%, 5/15/43, Series 4322, Class DJ	24,255	23,792
4.50%, 12/15/43, Series 4283, Class EW*(a)	208,985	208,945
3.00%, 6/15/44, Series 4483, Class CA	115,034	110,893
2.25%, 8/15/44, Series 4406, Class AC	52,686	47,306
3.50%, 9/15/46, Series 4774, Class LP	177,623	173,652
5.00%, 11/25/50, Series 5058, Class BC, REMIC	259,873	257,291
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2*(a)(b)	499,821	460,092
4.00%, 8/25/56, Series 2017-2, Class M1*(a)(b)	104,203	103,785
4.75%, 5/25/57, Series 2018-1, Class M*(a)	178,867	175,580
3.00%, 8/25/57, Series 2018-3, Class HT	117,320	101,535
2.50%, 5/25/60, Series 2020-3, Class M5TU	317,763	279,609
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust 3.50%, 12/25/46, Series 2017-SC01, Class 2A	296,429	263,124
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	8,597	8,550
2.00%, 11/25/30, Series 2015-93, Class AD	38,296	37,399
6.50%, 10/25/31, Series 2001-52, Class YZ	12,469	13,000
3.00%, 6/25/33, Series 2014-36, Class QA	15,057	14,864
4.50%, 10/25/34, Series 2004-75, Class ZG	3,504	3,527
4.71%, 5/25/35, Series 2005-40, Class FB, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	22,584	22,488
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	109,963	108,452
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	231,406	246,418
4.50%, 10/25/36, Series 2009-19, Class PW	116,600	117,271
4.71%, 12/25/36, Series 2006-120, Class PF, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	23,987	23,802
5.50%, 2/25/37, Series 2007-6, Class PA	48,435	49,209
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	299,258	287,254
5.00%, 4/25/37, Series 2007-26, Class JZ	115,962	118,573
5.00%, 3/25/38, Series 2008-16, Class EA	4,539	4,547
6.00%, 8/25/39, Series 2009-62, Class Z	214,143	226,895
5.00%, 11/25/39, Series 2009-89, Class PH	94,825	97,748
3.50%, 5/25/40, Series 2010-43, Class MC	52,021	51,646
5.00%, 7/25/40, Series 2010-80, Class PZ	157,126	160,742
5.00%, 9/25/40, Series 2010-102, Class PN	466,588	477,270
3.00%, 2/25/41, Series 2011-134, Class NJ	17,115	16,851
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	14,755	13,081
5.25%, 9/25/41, Series 2011-84, Class PZ	203,732	207,920
1.75%, 6/25/42, Series 2013-37, Class JA	60,943	59,072
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	194,179
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	84,339	71,905
3.00%, 3/25/44, Series 2015-42, Class CA	128,806	124,338

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2025
Investments	Principal Amount	Value
3.00%, 3/25/46, Series 2016-9, Class D	$111,247	$102,858
2.50%, 9/25/46, Series 2016-63, Class CA	33,316	22,133
Freddie Mac STACR REMIC Trust 6.15%, 8/25/44, Series 2024-HQA2, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.80% thereafter)*(a)(b)	400,000	402,898
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	93,507	93,283
5.00%, 4/20/34, Series 2004-31, Class ZB	107,462	107,353
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	155,299
5.50%, 4/20/37, Series 2007-24, Class PC	9,729	9,728
5.50%, 5/20/38, Series 2008-42, Class QB	37,299	38,016
2.00%, 8/20/39, Series 2011-52, Class KY	24,750	23,951
6.00%, 8/20/39, Series 2009-64, Class KZ, PIK	455,955	492,842
4.50%, 9/16/40, Series 2010-125, Class BZ	158,428	158,263
3.00%, 7/16/41, Series 2011-135, Class WH	204,777	184,167
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	122,011
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	709,922	676,243
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	233,670
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	472,767	413,605
7.00%, 11/20/53, Series 2023-171, Class ZB	910,704	1,028,525
6.00%, 2/20/54, Series 2024-20, Class KZ	546,964	558,448
6.00%, 9/20/63, Series 2023-149, Class EZ	603,609	626,037
GS Mortgage-Backed Securities Trust 2.50%, 1/25/52, Series 2021-PJ8, Class A8*(a)(b)	392,705	352,309
JP Morgan Mortgage Trust
3.57%, 5/25/45, Series 2015-3, Class B3*(a)(b)	76,629	72,323
2.93%, 7/25/51, Series 2021-3, Class B1*(a)(b)	208,986	175,853
2.50%, 8/25/52, Series 2022-2, Class A25A*(a)(b)	351,549	285,603
6.10%, 6/25/55, Series 2025-CCM1, Class B3*(a)(b)	412,328	407,565
OBX Trust
5.93%, 11/25/63, Series 2024-NQM1, Class A1*(a)(b)	235,595	237,441
6.18%, 5/25/64, Series 2024-NQM10, Class A1*(a)(b)	295,366	299,224
Provident Funding Mortgage Trust 3.24%, 2/25/50, Series 2020-1, Class B1*(a)(b)	345,136	300,241
Rate Mortgage Trust 3.00%, 1/25/52, Series 2022-J1, Class A19*(a)(b)	614,706	521,202
RCKT Mortgage Trust 3.00%, 2/25/50, Series 2020-1, Class A13*(a)(b)	101,341	87,991
Seasoned Loans Structured Transaction 3.50%, 6/25/28, Series 2018-1, Class A1	216,755	212,163
Seasoned Loans Structured Transaction Trust 2.75%, 11/25/29, Series 2019-3, Class A2C	425,000	394,944
Investments	Principal Amount	Value
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1*(a)(b)	$100,057	$94,201
6.00%, 4/25/54, Series 2024-3, Class A19*(a)(b)	266,544	269,222
6.00%, 4/25/54, Series 2024-3, Class A4*(a)(b)	194,301	196,331
Towd Point Mortgage Trust 6.34%, 5/25/58, Series 2019-HY2, Class M2, (6.337% fixed rate until 12/25/27; 1-month Secured Overnight Financing Rate + 2.014% thereafter)*(a)(b)	250,000	251,723
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $18,780,236)		18,036,356
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.7%
United States – 6.7%
Benchmark Mortgage Trust
3.67%, 1/15/51, Series 2018-B1, Class A5*(a)	400,000	393,594
2.73%, 2/15/53, Series 2020-B16, Class A5	800,000	742,958
Cantor Commercial Real Estate Lending 2.50%, 1/15/53, Series 2019-CF3, Class D*(a)(b)	250,000	171,496
CFCRE Commercial Mortgage Trust
4.20%, 6/15/50, Series 2017-C8, Class B*(a)	300,000	289,020
CSAIL Commercial Mortgage Trust 5.04%, 11/15/51, Series 2018-C14, Class B*(a)	250,000	239,162
Federal Home Loan Mortgage Corp. Multiclass Certificates 1.76%, 9/25/45, Series 2021-P011, Class X1*(a)(c)	389,680	42,283
GS Mortgage Securities Trust
2.01%, 12/12/53, Series 2020-GSA2, Class A5	457,000	402,700
HIT Trust 7.55%, 7/15/39, Series 2022-HI32, Class B, (1-month Secured Overnight Financing Rate + 3.189%)*(a)(b)	320,000	321,459
INTOWN Mortgage Trust 6.61%, 3/15/42, Series 2025-STAY, Class C, (1-month Secured Overnight Financing Rate + 2.25%)*(a)(b)	800,000	799,772
KSL Commercial Mortgage Trust 6.40%, 12/15/39, Series 2024-HT2, Class B, (1-month Secured Overnight Financing Rate + 2.042%)*(a)(b)	400,000	399,307
Washington State Housing Finance Commission 0.73%, 12/20/35, Series 2021-1, Class X*(a)(c)	5,890,214	229,424
Wells Fargo Commercial Mortgage Trust 4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	238,386
WFRBS Commercial Mortgage Trust 4.23%, 8/15/47, Series 2014-C21, Class C*(a)	200,000	190,266
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $4,407,857)		4,459,827

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 61.7%
Federal Home Loan Mortgage Corp. – 3.4%
4.00%, 1/1/42	$157,825	$152,804
3.50%, 8/1/46	205,817	191,054
3.50%, 9/1/47	216,222	199,861
2.00%, 9/1/51	380,157	311,312
2.00%, 1/1/52	803,430	648,935
2.50%, 2/1/52	409,536	344,499
2.50%, 2/1/52	505,586	425,293
Total Federal Home Loan Mortgage Corp.		2,273,758
Federal National Mortgage Association – 37.1%
4.00%, 11/1/43	211,952	204,787
4.00%, 5/1/47	165,366	157,678
4.00%, 12/1/47	155,001	147,794
2.50%, 11/1/50	393,799	334,446
2.00%, 12/1/51	441,116	352,548
2.50%, 12/1/51	608,004	514,263
2.00%, 1/1/52	1,820,283	1,452,147
2.50%, 2/1/52	735,581	614,604
2.50%, 4/1/52	1,136,835	946,875
3.00%, 5/1/52	1,748,003	1,532,803
2.50%, 6/1/52	843,646	702,688
3.50%, 7/1/52	1,075,601	973,897
3.50%, 9/1/52	1,306,926	1,183,138
4.50%, 9/1/52	883,851	853,457
5.00%, 9/1/52	1,797,381	1,782,138
3.00%, 10/1/52	1,114,533	967,772
4.00%, 1/1/53	1,019,270	952,778
5.50%, 6/1/53	889,026	896,945
5.00%, 8/1/53	2,679,644	2,653,464
6.00%, 7/1/54	630,822	644,915
5.50%, 9/1/54	1,281,161	1,290,597
5.50%, 2/1/55	1,144,855	1,152,375
4.00%, 4/1/55	329,990	309,749
5.50%, 6/1/55	3,394,972	3,416,478
6.00%, 7/1/55	491,215	502,073
4.50%, 6/1/56	56,079	54,520
Total Federal National Mortgage Association		24,594,929
Government National Mortgage Association – 15.5%
3.00%, 8/20/44	7,207	6,543
3.00%, 12/20/44	367,082	334,196
3.00%, 3/20/45	129,719	116,911
3.00%, 4/20/45	276,079	248,733
3.00%, 7/20/45	566,115	509,483
3.50%, 7/20/47	294,546	271,600
4.50%, 8/20/47	271,272	267,180
3.50%, 12/20/47	937,655	872,322
4.50%, 5/20/49	44,599	43,522
2.50%, 6/20/51	679,031	579,546
Investments	Principal Amount	Value
2.50%, 9/20/51	$1,602,518	$1,367,620
2.00%, 10/20/51	2,186,121	1,793,018
2.00%, 12/20/51	433,346	355,423
4.00%, 10/20/52	170,622	160,601
5.50%, 9/20/53	783,997	794,620
5.50%, 2/20/54	436,016	441,999
5.50%, 10/15/54(d)	1,500,000	1,509,780
6.00%, 9/20/55(d)	600,000	612,084
Total Government National Mortgage Association		10,285,181
Uniform Mortgage-Backed Securities – 5.7%
4.00%, 10/1/55(d)	2,000,000	1,865,707
4.50%, 10/1/55(d)	1,980,000	1,902,789
Total Uniform Mortgage-Backed Securities		3,768,496
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $40,938,036)		40,922,364
ASSET-BACKED SECURITIES – 1.0%
United States – 1.0%
Tesla Auto Lease Trust 4.82%, 10/20/27, Series 2024-B, Class A3(b)	400,000	401,762
Tesla Electric Vehicle Trust 5.38%, 6/20/28, Series 2023-1, Class A3(b)	250,000	252,373
TOTAL ASSET-BACKED SECURITIES (Cost: $651,567)		654,135
	Shares
MUTUAL FUND – 9.2%
United States – 9.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(e) (Cost: $6,130,418)	6,130,418	6,130,418
TOTAL INVESTMENTS IN SECURITIES – 108.4% (Cost: $72,592,161)		71,911,959
Other Liabilities less Assets – (8.4)%		(5,567,649)
NET ASSETS – 100.0%		$66,344,310

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Rate shown reflects the accrual rate as of August 31, 2025 on securities with variable or step rates.

(b)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)     Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(e)     Rate shown represents annualized 7-day yield as of August 31, 2025.

ABBREVIATIONS:
PIK	Payment In Kind
REMICs	Real Estate Mortgage Investment Conduits
See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (concluded) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Term Bond	4	12/19/25	$(466,250)	$241
Long Exposure
10 Year U.S. Treasury Note	21	12/19/25	$2,362,500	$1,064
U.S. Treasury Long Bond	11	12/19/25	1,256,750	(2,258)
2 Year U.S. Treasury Note	13	12/31/25	2,711,008	1,298
5 Year U.S. Treasury Note	16	12/31/25	1,751,500	3,970
			$8,081,758	$4,074
Total – Net			$7,615,508	$4,315

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$1,708,859	$—	$1,708,859
Collateralized Mortgage Obligations	—	18,036,356	—	18,036,356
Commercial Mortgage-Backed Securities	—	4,459,827	—	4,459,827
U.S. Government Agencies	—	40,922,364	—	40,922,364
Asset-Backed Securities	—	654,135	—	654,135
Mutual Fund	—	6,130,418	—	6,130,418
Total Investments in Securities	$—	$71,911,959	$—	$71,911,959
Financial Derivative Instruments
Futures Contracts[1]	$6,573	$—	$—	$6,573
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,258)	$—	$—	$(2,258)
Total – Net	$4,315	$71,911,959	$—	$71,916,274

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 19.0%
Federal Agricultural Mortgage Corp. – 0.1%
3.88%, 9/3/26	$800,000	$798,939
Federal Farm Credit Bank – 0.7%
3.88%, 10/14/26	100,000	99,995
2.20%, 2/23/27	705,000	686,663
4.50%, 7/8/27	140,000	141,935
3.50%, 9/10/29	700,000	694,245
2.38%, 3/16/32	2,062,000	1,865,438
2.90%, 4/12/32	631,000	589,476
3.50%, 9/1/32	1,237,000	1,193,492
3.40%, 4/25/34	1,650,000	1,534,648
2.31%, 7/14/36	2,262,000	1,776,668
3.55%, 1/11/39	730,000	636,000
Total Federal Farm Credit Bank		9,218,560
Federal Home Loan Bank – 0.7%
1.50%, 6/9/26(a)	200,000	196,232
1.10%, 8/20/26	1,080,000	1,051,757
4.00%, 10/9/26	250,000	250,456
0.92%, 2/26/27	230,000	220,344
2.00%, 12/14/29	120,000	112,097
4.75%, 3/14/31	680,000	709,044
3.50%, 6/11/32	825,000	797,466
4.75%, 3/10/34	1,000,000	1,032,657
5.63%, 3/14/36	5,380,000	5,880,509
3.63%, 6/22/43	55,000	44,642
Total Federal Home Loan Bank		10,295,204
Federal Home Loan Mortgage Corp. – 1.9%
6.75%, 9/15/29	685,000	764,490
6.25%, 7/15/32(b)	713,000	810,509
5.15%, 11/15/38(c)	100,000	54,182
4.50%, 8/1/41	261,206	260,639
6.78%, 2/1/42, (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.90%)*(a)	139,280	140,855
3.00%, 4/1/45	907,509	818,078
3.00%, 4/1/45	912,595	822,372
4.00%, 11/1/45	1,293,489	1,240,309
3.50%, 12/1/46	1,242,366	1,151,162
3.50%, 12/1/47	650,954	602,963
3.50%, 3/1/48	1,858,702	1,722,483
4.50%, 7/1/48	208,295	204,184
2.00%, 5/1/51	306,375	245,390
2.00%, 1/1/52	3,162,295	2,561,795
3.00%, 1/1/52	1,347,315	1,191,976
2.50%, 2/1/52	577,467	485,939
2.50%, 2/1/52	675,654	568,773
2.50%, 2/1/52	1,404,991	1,180,397
2.50%, 3/1/52	918,158	771,318
2.50%, 3/1/52	1,196,542	1,004,262
2.50%, 4/1/52	2,342,781	1,967,062
Investments	Principal Amount	Value
3.50%, 5/1/52	$2,209,434	$2,010,997
3.00%, 7/1/52	6,232,457	5,414,284
Total Federal Home Loan Mortgage Corp.		25,994,419
Federal National Mortgage Association – 10.8%
2.50%, 9/1/27	225,479	221,670
7.13%, 1/15/30	1,528,000	1,737,960
2.50%, 6/1/30	395,655	384,606
2.50%, 7/1/30	223,922	217,502
3.00%, 9/1/30	232,328	227,563
6.63%, 11/15/30	983,000	1,114,895
2.50%, 7/1/36	1,185,602	1,116,063
2.00%, 12/1/36	4,429,860	4,065,196
2.00%, 4/1/37	2,137,573	1,960,381
5.63%, 7/15/37	2,608,000	2,862,500
3.00%, 10/1/37	1,658,481	1,585,799
5.00%, 4/1/39	373,181	377,164
2.00%, 11/1/40	3,295,000	2,865,838
4.00%, 11/1/40	1,659,644	1,616,629
4.00%, 12/1/40	217,097	211,490
4.00%, 2/1/41	278,698	271,475
4.50%, 6/1/41	440,531	439,035
4.50%, 7/1/41	492,288	490,616
4.50%, 8/1/41	179,581	178,971
4.00%, 11/1/41	177,556	172,566
5.00%, 5/1/42	164,146	167,163
3.50%, 10/1/42	633,549	596,461
3.50%, 10/1/42	1,006,642	950,040
3.00%, 7/1/43	1,470,476	1,342,960
3.00%, 9/1/43	670,149	612,036
4.00%, 6/1/45	1,168,685	1,119,396
4.00%, 7/1/45	347,322	333,537
4.00%, 7/1/45	406,755	391,575
3.50%, 1/1/46	758,089	706,646
3.50%, 2/1/46	578,389	539,140
3.50%, 2/1/46	1,185,037	1,104,622
4.00%, 2/1/46	381,477	365,853
3.00%, 8/1/46	314,382	282,884
4.00%, 2/1/48	701,082	666,134
2.50%, 6/1/50	3,333,417	2,833,598
2.50%, 8/1/50	4,022,596	3,415,708
2.00%, 5/1/51	2,379,660	1,931,091
2.50%, 5/1/51	1,197,792	1,011,651
2.50%, 9/1/51	599,046	504,538
2.00%, 10/1/51	3,237,956	2,588,520
2.00%, 11/1/51	4,447,659	3,609,633
2.00%, 12/1/51	2,767,002	2,210,298
2.50%, 12/1/51	2,835,811	2,396,057
2.50%, 1/1/52	3,157,004	2,660,292
2.00%, 2/1/52	851,007	679,148
2.00%, 2/1/52	906,672	733,750

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
2.00%, 2/1/52	$1,933,222	$1,558,644
2.00%, 2/1/52	2,050,053	1,659,064
2.00%, 2/1/52	3,512,564	2,838,214
2.00%, 2/1/52	4,124,808	3,343,306
2.00%, 2/1/52	4,870,875	3,929,909
2.00%, 2/1/52	10,345,634	8,266,094
2.50%, 2/1/52	1,121,559	944,359
2.50%, 2/1/52	3,377,451	2,816,436
3.50%, 2/1/52	585,233	535,388
2.00%, 3/1/52	1,035,531	834,257
2.00%, 3/1/52	1,316,625	1,055,982
2.50%, 3/1/52	3,588,782	3,032,217
3.50%, 3/1/52	469,300	429,707
2.00%, 4/1/52	1,694,190	1,371,072
3.00%, 6/1/52	6,196,960	5,391,058
3.50%, 6/1/52	1,219,565	1,104,453
3.00%, 7/1/52	2,302,153	1,999,935
4.00%, 8/1/52	2,643,581	2,474,953
4.50%, 8/1/52	1,778,982	1,719,778
5.00%, 9/1/52	2,611,579	2,590,009
4.50%, 10/1/52	2,839,378	2,744,485
5.00%, 5/1/53	3,140,928	3,105,722
6.00%, 5/1/53	547,554	560,421
5.50%, 8/1/53	5,752,318	5,802,263
6.00%, 9/1/53	3,789,035	3,880,837
6.50%, 10/1/53	3,363,208	3,491,539
4.00%, 4/1/54	3,063,998	2,860,128
6.50%, 5/1/54	2,645,746	2,742,052
5.50%, 6/1/54	5,937,728	5,977,943
5.00%, 1/1/55	8,613,462	8,497,347
6.00%, 7/1/55	5,894,574	6,024,668
Total Federal National Mortgage Association		149,452,890
Government National Mortgage Association – 3.5%
4.50%, 6/20/41	200,295	199,355
4.50%, 7/20/41	323,785	322,266
4.50%, 10/20/41	416,582	414,628
4.00%, 10/20/43	622,187	597,693
4.00%, 3/20/46	330,820	315,589
4.00%, 3/20/46	515,341	491,778
3.50%, 3/20/47	2,920,030	2,704,781
3.50%, 9/20/47	953,930	883,440
3.50%, 1/20/48	537,794	498,152
4.50%, 1/20/50	516,988	507,677
2.00%, 1/20/51	973,056	797,069
2.00%, 2/20/51	2,255,373	1,847,628
2.50%, 3/20/51	988,254	842,426
2.50%, 5/20/51	1,531,087	1,305,017
2.50%, 8/20/51	1,410,533	1,202,067
2.50%, 10/20/51	1,441,998	1,228,748
3.00%, 10/20/51	1,026,870	902,743
3.00%, 10/20/51	1,579,649	1,400,810
Investments	Principal Amount	Value
2.00%, 11/20/51	$7,815,167	$6,400,884
3.00%, 11/20/51	2,301,552	2,023,343
3.00%, 12/20/51	1,422,816	1,261,514
2.00%, 2/20/52	2,359,953	1,932,514
4.50%, 7/20/52	544,254	529,264
5.50%, 1/20/53	1,272,128	1,289,640
5.50%, 4/20/53	260,981	264,202
5.00%, 5/20/53	1,235,830	1,228,046
6.00%, 8/20/53	1,042,267	1,069,541
6.50%, 10/20/53	664,160	684,480
5.00%, 4/20/54	1,889,690	1,870,011
6.50%, 8/20/54	2,590,120	2,665,873
5.50%, 9/20/54	4,252,174	4,287,585
6.00%, 9/20/54	6,341,592	6,479,879
Total Government National Mortgage Association		48,448,643
Tennessee Valley Authority – 1.3%
3.88%, 3/15/28(b)	1,670,000	1,680,038
7.13%, 5/1/30	2,062,000	2,356,082
1.50%, 9/15/31(b)	50,000	43,260
5.88%, 4/1/36(b)	310,000	344,198
5.47%, 3/15/37(c)	1,698,000	952,816
5.25%, 9/15/39	370,000	387,841
5.38%, 1/15/42(c)	800,000	318,103
3.50%, 12/15/42	10,010,000	8,158,928
4.25%, 9/15/52	3,349,000	2,768,891
5.38%, 4/1/56(b)	650,000	642,639
4.25%, 9/15/65(b)	789,000	630,442
Total Tennessee Valley Authority		18,283,238
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $266,088,274)		262,491,893
U.S. GOVERNMENT OBLIGATIONS – 25.7%
U.S. Treasury Bonds – 4.1%
5.00%, 5/15/37	14,900	15,837
4.50%, 5/15/38	15,600	15,767
3.88%, 8/15/40	325,300	298,132
1.88%, 2/15/41	44,238,600	30,417,494
4.38%, 5/15/41	15,800	15,233
4.50%, 2/15/44	485,000	464,994
4.63%, 5/15/44	414,900	403,685
4.63%, 11/15/44	2,000,000	1,940,938
4.75%, 2/15/45	1,184,200	1,166,807
4.88%, 8/15/45	10,134,000	10,146,470
3.38%, 11/15/48	4,846,000	3,783,666
4.75%, 5/15/55	8,932,600	8,692,536
Total U.S. Treasury Bonds		57,361,559
U.S. Treasury Notes – 21.6%
0.25%, 10/31/25	43,092,000	42,815,942
5.00%, 10/31/25	69,400	69,487
4.88%, 11/30/25	22,400	22,437
4.25%, 12/31/25	26,000	26,012

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
3.88%, 1/15/26	$1,554,400	$1,553,095
0.38%, 1/31/26	151,338,800	149,059,850
4.00%, 2/15/26	2,445,500	2,444,783
4.63%, 3/15/26	1,376,800	1,381,882
4.50%, 3/31/26	294,000	294,856
3.75%, 4/15/26	1,505,400	1,503,548
3.63%, 5/15/26	161,000	160,670
4.13%, 6/15/26	86,500	86,637
4.50%, 7/15/26	103,900	104,426
4.38%, 7/31/26	1,984,000	1,992,447
4.38%, 8/15/26	268,800	270,049
3.75%, 8/31/26	642,300	641,597
4.63%, 9/15/26	259,100	261,155
2.00%, 11/15/26	443,500	434,249
4.63%, 11/15/26	26,800	27,055
1.25%, 11/30/26	630,200	610,986
4.25%, 11/30/26	684,000	687,714
4.25%, 12/31/26	604,500	608,195
4.13%, 1/31/27	1,762,000	1,770,913
4.13%, 2/15/27	622,500	625,856
4.13%, 2/28/27	924,000	929,378
4.25%, 3/15/27	345,500	348,267
3.88%, 3/31/27	662,000	663,797
4.63%, 6/15/27	110,000	111,818
3.75%, 6/30/27	2,800,000	2,805,031
3.75%, 8/15/27	3,000,000	3,006,621
3.63%, 8/31/27	11,178,800	11,181,202
3.38%, 9/15/27	1,320,000	1,314,070
3.88%, 10/15/27	1,000,000	1,005,273
4.13%, 11/15/27	2,109,000	2,131,820
4.00%, 12/15/27	782,500	789,469
4.25%, 1/15/28	978,000	992,250
3.50%, 1/31/28	1,468,600	1,465,445
4.25%, 2/15/28	703,000	713,710
4.00%, 2/29/28	1,349,500	1,362,626
3.88%, 3/15/28	223,600	225,225
3.63%, 3/31/28	2,144,600	2,147,029
3.75%, 4/15/28	676,600	679,243
3.50%, 4/30/28	1,146,500	1,143,902
3.75%, 5/15/28	704,500	707,500
3.63%, 5/31/28	606,200	606,792
2.88%, 8/15/28	10,800	10,588
3.63%, 8/15/28	6,428,600	6,437,389
4.38%, 8/31/28	457,200	467,362
4.88%, 10/31/28	741,700	769,832
4.38%, 11/30/28	321,500	329,098
3.75%, 12/31/28	214,300	215,304
4.13%, 3/31/29	497,000	505,523
3.25%, 6/30/29	18,800	18,550
4.00%, 7/31/29	1,199,900	1,215,977
3.63%, 8/31/29(b)	143,000	142,966
Investments	Principal Amount	Value
3.50%, 9/30/29	$403,300	$401,220
4.13%, 10/31/29	33,500	34,114
4.13%, 11/30/29	500,000	509,258
4.38%, 12/31/29	47,000	48,342
4.00%, 2/28/30	2,334,200	2,262,715
3.63%, 3/31/30	68,300	68,159
3.50%, 4/30/30	78,300	77,704
3.75%, 5/31/30	150,000	150,422
3.88%, 6/30/30	2,700,000	2,722,676
4.00%, 7/31/30	211,400	214,232
0.63%, 8/15/30	27,910,000	24,054,931
3.63%, 8/31/30	2,689,100	2,681,274
4.13%, 3/31/31	94,000	95,689
1.63%, 5/15/31	20,500	18,254
4.13%, 7/31/31	888,200	903,015
3.75%, 8/31/31	142,000	141,495
3.63%, 9/30/31	396,800	392,413
4.50%, 12/31/31	376,000	389,424
4.00%, 4/30/32	35,400	35,613
4.00%, 6/30/32	3,000,000	3,016,172
3.88%, 8/31/32	2,887,900	2,879,496
4.13%, 11/15/32	25,400	25,690
4.63%, 2/15/35	520,000	537,916
4.25%, 8/15/35	4,291,100	4,300,152
Total U.S. Treasury Notes		297,857,274
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $353,182,513)		355,218,833
CORPORATE BONDS – 42.1%
Argentina – 0.0%
YPF SA
9.00%, 6/30/29(a)(d)	218,000	224,062
8.75%, 9/11/31(d)	22,000	22,703
7.00%, 9/30/33(a)(d)	23,000	22,164
7.00%, 12/15/47(d)	22,000	18,217
Total Argentina		287,146
Australia – 0.5%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/40	83,000	86,470
Australia & New Zealand Banking Group Ltd. 5.73%, 9/18/34, (5.731% fixed rate until 9/18/29; 5-year Constant Maturity Treasury Rate + 1.618% thereafter)(a)(e)	200,000	207,181
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	55,000	55,167
6.42%, 3/1/26	18,000	18,191
5.25%, 9/8/26	47,000	47,521
4.75%, 2/28/28	55,000	55,972
5.10%, 9/8/28	38,000	39,140
5.25%, 9/8/30	18,000	18,786
4.90%, 2/28/33	15,000	15,194
5.25%, 9/8/33	30,000	30,985
See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.13%, 2/24/42	$65,000	$55,969
5.00%, 9/30/43	163,000	154,903
5.50%, 9/8/53(b)	53,000	52,362
Commonwealth Bank of Australia
2.85%, 5/18/26(e)	35,000	34,699
1.13%, 6/15/26(e)	50,000	48,847
2.63%, 9/6/26(e)	40,000	39,446
2.55%, 3/14/27(b)(e)	194,000	190,017
3.15%, 9/19/27(e)	30,000	29,550
1.88%, 9/15/31(e)	495,000	436,845
3.90%, 7/12/47(e)	65,000	52,348
CSL Finance PLC
3.85%, 4/27/27(e)	20,000	19,931
4.05%, 4/27/29(e)	20,000	19,982
4.25%, 4/27/32(e)	40,000	39,255
5.11%, 4/3/34(e)	20,000	20,505
4.63%, 4/27/42(e)	20,000	17,878
4.75%, 4/27/52(e)	40,000	34,242
5.42%, 4/3/54(e)	74,000	69,702
4.95%, 4/27/62(e)	20,000	17,247
Fortescue Treasury Pty. Ltd. 6.13%, 4/15/32(e)	174,000	178,566
Glencore Finance Canada Ltd.
6.90%, 11/15/37(e)	20,000	22,220
6.00%, 11/15/41(e)	20,000	20,258
5.55%, 10/25/42(e)	20,000	19,191
Glencore Funding LLC
1.63%, 9/1/25(e)	40,000	40,000
1.63%, 4/27/26(e)	25,000	24,552
4.00%, 3/27/27(e)	40,000	39,825
5.34%, 4/4/27(e)	35,000	35,538
3.88%, 10/27/27(e)	20,000	19,836
5.40%, 5/8/28(e)	20,000	20,556
6.13%, 10/6/28(e)	46,000	48,338
4.88%, 3/12/29(e)	30,000	30,518
5.37%, 4/4/29(e)	45,000	46,410
2.50%, 9/1/30(e)	40,000	36,480
6.38%, 10/6/30(e)	30,000	32,389
2.85%, 4/27/31(e)	25,000	22,814
2.63%, 9/23/31(e)	42,000	37,501
5.70%, 5/8/33(e)	217,000	226,756
6.50%, 10/6/33(e)	42,000	45,881
5.63%, 4/4/34(e)	50,000	51,396
3.88%, 4/27/51(e)	20,000	14,554
3.38%, 9/23/51(e)	20,000	13,251
5.89%, 4/4/54(b)(e)	20,000	19,583
Goodman U.S. Finance Five LLC 4.63%, 5/4/32(e)	20,000	19,749
Goodman U.S. Finance Four LLC 4.50%, 10/15/37(e)	108,000	99,736
Investments	Principal Amount	Value
Goodman U.S. Finance Three LLC 3.70%, 3/15/28(e)	$21,000	$20,718
Macquarie Bank Ltd. 6.80%, 1/18/33(e)	225,000	245,524
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(e)	166,000	148,364
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(b)(e)	110,000	114,386
Mineral Resources Ltd.
8.13%, 5/1/27(e)	29,000	29,095
8.00%, 11/1/27(e)	31,000	31,589
9.25%, 10/1/28(e)	45,000	47,166
8.50%, 5/1/30(e)	26,000	26,998
National Australia Bank Ltd.
1.89%, 1/12/27(e)	257,000	250,106
3.91%, 6/9/27	347,000	346,890
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(e)	476,000	427,259
NBN Co. Ltd. 5.75%, 10/6/28(e)	210,000	219,909
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	59,599
5.20%, 11/2/40	128,000	126,524
2.75%, 11/2/51	78,000	47,370
Rio Tinto Finance USA PLC
5.00%, 3/9/33	225,000	230,008
4.75%, 3/22/42	142,000	129,909
5.13%, 3/9/53	149,000	137,060
Santos Finance Ltd.
3.65%, 4/29/31(e)	79,000	74,295
6.88%, 9/19/33(e)	35,000	38,478
South32 Treasury Ltd. 4.35%, 4/14/32(e)	29,000	27,650
Transurban Finance Co. Pty. Ltd.
4.13%, 2/2/26(e)	22,000	21,966
3.38%, 3/22/27(e)	48,000	47,482
2.45%, 3/16/31(e)	37,000	33,347
Westpac Banking Corp.
1.95%, 11/20/28	25,000	23,525
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	528,000	526,064
5.41%, 8/10/33, (5.405% fixed rate until 8/10/32; 1-year Constant Maturity Treasury Rate + 2.68% thereafter)(a)(b)	20,000	20,446
6.82%, 11/17/33	160,000	177,773

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	$25,000	$22,284
4.42%, 7/24/39	3,000	2,738
2.96%, 11/16/40	65,000	49,079
3.13%, 11/18/41	73,000	54,012
Woodside Finance Ltd.
4.50%, 3/4/29(e)	106,000	105,780
5.70%, 9/12/54	127,000	116,845
Total Australia		7,054,471
Austria – 0.0%
Oesterreichische Kontrollbank AG 0.50%, 2/2/26(b)	415,000	408,752
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	786,000	717,860
Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/46	341,000	311,065
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	262,000	267,855
8.20%, 1/15/39	401,000	511,924
5.45%, 1/23/39	379,000	387,412
5.55%, 1/23/49	219,000	215,326
5.80%, 1/23/59	53,000	53,455
KBC Group NV 5.80%, 1/19/29, (5.796% fixed rate until 1/19/28; 1-year Constant Maturity Treasury Rate + 2.10% thereafter)(a)(e)	200,000	206,872
Total Belgium		2,671,769
Bermuda – 0.0%
Bacardi Ltd. 4.70%, 5/15/28(e)	312,000	314,671
RenaissanceRe Finance, Inc. 3.45%, 7/1/27	21,000	20,701
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	27,287
5.75%, 6/5/33	15,000	15,594
Triton Container International Ltd.
2.05%, 4/15/26(e)	25,000	24,547
3.15%, 6/15/31(e)	25,000	22,203
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/32	42,000	37,135
XL Group Ltd. 5.25%, 12/15/43	16,000	15,404
Total Bermuda		477,542
Brazil – 0.3%
Banco do Brasil SA 3.25%, 9/30/26(d)	200,000	197,314
Braskem Netherlands Finance BV 7.25%, 2/13/33(d)	224,000	159,802
Investments	Principal Amount	Value
BRF SA 4.88%, 1/24/30(d)	$249,000	$241,081
Cosan Luxembourg SA 7.50%, 6/27/30(d)	200,000	205,266
CSN Inova Ventures 6.75%, 1/28/28(d)	200,000	193,286
Klabin Austria GmbH 5.75%, 4/3/29(d)	200,000	203,379
MARB BondCo PLC 3.95%, 1/29/31(d)	200,000	180,872
Minerva Luxembourg SA 4.38%, 3/18/31(d)	200,000	182,758
Petrobras Global Finance BV
5.60%, 1/3/31(b)	575,000	587,098
6.90%, 3/19/49	177,000	169,198
Raizen Fuels Finance SA 5.70%, 1/17/35(d)	215,000	197,033
Samarco Mineracao SA 9.50%, 6/30/31, PIK(d)	172,145	171,498
Suzano Austria GmbH
2.50%, 9/15/28	29,000	27,154
3.75%, 1/15/31	90,000	84,648
3.13%, 1/15/32, Series DM3N(b)	324,000	287,873
Suzano International Finance BV 5.50%, 1/17/27	40,000	40,522
Vale Overseas Ltd.
3.75%, 7/8/30	71,000	67,704
6.13%, 6/12/33	72,000	75,970
6.88%, 11/21/36	193,000	212,748
6.88%, 11/10/39	104,000	114,495
6.40%, 6/28/54(b)	83,000	83,085
Vale SA 5.63%, 9/11/42	144,000	143,665
Yara International ASA
3.80%, 6/6/26(e)	20,000	19,857
4.75%, 6/1/28(e)	41,000	41,304
3.15%, 6/4/30(e)	31,000	29,091
7.38%, 11/14/32(d)	170,000	191,653
Total Brazil		4,108,354
Canada – 1.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(e)	20,000	19,486
3.50%, 2/15/29(e)	100,000	95,375
6.13%, 6/15/29(e)	61,000	62,516
4.00%, 10/15/30(e)	169,000	158,128
Air Canada 3.88%, 8/15/26(e)	105,000	103,828
Air Canada Pass-Through Trust 10.50%, 7/15/26, Series 2020-1, Class C(e)	200,000	208,868
Algonquin Power & Utilities Corp. 5.37%, 6/15/26(a)	71,000	71,432

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.75%, 1/18/82, (4.75% fixed rate until 4/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	$31,000	$30,320
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27(e)	40,000	39,544
2.95%, 1/25/30(e)	30,000	28,355
5.27%, 2/12/34(e)	35,000	35,538
3.44%, 5/13/41(e)	25,000	18,960
4.50%, 7/26/47(e)	20,000	16,635
3.80%, 1/25/50(e)	30,000	21,916
3.63%, 5/13/51(e)	151,000	105,802
5.62%, 2/12/54(e)	25,000	24,092
AltaGas Ltd. 7.20%, 10/15/54, (7.20% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 3.573% thereafter)(a)(e)	36,000	36,574
Bank of Montreal
5.30%, 6/5/26	99,000	99,766
1.25%, 9/15/26	95,000	92,258
5.27%, 12/11/26(b)	84,000	85,169
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	73,000	72,004
2.65%, 3/8/27	91,000	89,248
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	486,000	476,373
Bank of Nova Scotia
2.95%, 3/11/27	165,000	162,416
2.15%, 8/1/31	224,000	198,151
2.45%, 2/2/32	362,000	318,240
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	89,000	85,420
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	321,000	334,759
Baytex Energy Corp.
8.50%, 4/30/30(e)	33,000	33,729
7.38%, 3/15/32(b)(e)	24,000	23,472
Bell Canada
5.10%, 5/11/33(b)	90,000	90,979
5.20%, 2/15/34	46,000	46,158
4.46%, 4/1/48	340,000	275,861
Bombardier, Inc.
7.13%, 6/15/26(e)	14,000	14,058
7.88%, 4/15/27(e)	10,000	10,054
6.00%, 2/15/28(e)	96,000	96,339
7.50%, 2/1/29(e)	43,000	44,939
8.75%, 11/15/30(e)	31,000	33,491
7.25%, 7/1/31(b)(e)	46,000	48,512
7.00%, 6/1/32(b)(e)	31,000	32,439
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/50	77,000	52,282
Investments	Principal Amount	Value
Brookfield Finance, Inc.
4.85%, 3/29/29(b)	$173,000	$176,023
4.35%, 4/15/30	100,000	99,855
3.50%, 3/30/51	142,000	97,693
3.63%, 2/15/52	32,000	22,232
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(e)	25,000	24,944
5.00%, 6/15/29(e)	14,000	13,136
4.88%, 2/15/30(e)	20,000	18,391
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	37,000	36,817
1.25%, 6/22/26	55,000	53,713
5.62%, 7/17/26	33,000	33,397
5.93%, 10/2/26	62,000	63,149
3.45%, 4/7/27	273,000	270,682
5.00%, 4/28/28	278,000	284,453
5.99%, 10/3/28	51,000	53,717
3.60%, 4/7/32	21,000	19,767
6.09%, 10/3/33	23,000	24,838
Canadian National Railway Co.
2.75%, 3/1/26	37,000	36,718
6.90%, 7/15/28(b)	35,000	37,715
3.85%, 8/5/32	16,000	15,309
5.85%, 11/1/33	6,000	6,504
6.25%, 8/1/34	27,000	29,874
6.20%, 6/1/36	34,000	37,795
6.38%, 11/15/37	16,000	17,937
3.20%, 8/2/46	35,000	24,904
3.65%, 2/3/48	33,000	25,054
4.45%, 1/20/49	35,000	29,998
2.45%, 5/1/50	33,000	19,300
4.40%, 8/5/52	38,000	31,848
6.13%, 11/1/53	66,000	70,805
Canadian Natural Resources Ltd.
3.85%, 6/1/27	75,000	74,492
2.95%, 7/15/30	35,000	32,643
7.20%, 1/15/32	30,000	33,438
6.45%, 6/30/33	25,000	26,763
5.85%, 2/1/35	30,000	30,849
6.50%, 2/15/37	40,000	42,763
6.25%, 3/15/38	100,000	104,854
6.75%, 2/1/39	35,000	37,710
4.95%, 6/1/47(b)	70,000	60,768
Canadian Pacific Railway Co.
1.75%, 12/2/26	60,000	58,308
4.00%, 6/1/28	30,000	29,979
2.88%, 11/15/29	30,000	28,515
2.05%, 3/5/30	35,000	31,894
7.13%, 10/15/31	25,000	28,441
2.45%, 12/2/31	100,000	88,690

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.80%, 9/15/35	$199,000	$195,410
5.95%, 5/15/37	40,000	42,630
3.00%, 12/2/41	90,000	65,760
4.30%, 5/15/43	40,000	33,974
4.80%, 8/1/45	50,000	44,876
4.95%, 8/15/45	40,000	36,563
4.70%, 5/1/48	45,000	39,562
3.50%, 5/1/50	50,000	35,449
3.10%, 12/2/51	165,000	107,514
4.20%, 11/15/69	40,000	29,962
6.13%, 9/15/15	80,000	81,048
Cenovus Energy, Inc.
6.75%, 11/15/39	108,000	117,050
5.40%, 6/15/47	51,000	45,621
3.75%, 2/15/52(b)	68,000	46,256
CI Financial Corp.
7.50%, 5/30/29(e)	64,000	67,966
4.10%, 6/15/51	57,000	40,846
Dye & Durham Ltd. 8.63%, 4/15/29(e)	23,000	24,085
Element Fleet Management Corp.
6.27%, 6/26/26(e)	31,000	31,422
5.64%, 3/13/27(e)	31,000	31,589
6.32%, 12/4/28(e)	31,000	32,834
Emera U.S. Finance LP
3.55%, 6/15/26	46,000	45,628
2.64%, 6/15/31	32,000	28,478
4.75%, 6/15/46	110,000	91,821
Empower Finance 2020 LP
1.36%, 9/17/27(e)	17,000	16,038
1.78%, 3/17/31(e)	17,000	15,081
3.08%, 9/17/51(e)	29,000	18,200
Enbridge, Inc.
1.60%, 10/4/26	30,000	29,161
5.90%, 11/15/26	45,000	45,798
4.25%, 12/1/26	45,000	45,009
5.25%, 4/5/27	46,000	46,752
3.70%, 7/15/27	45,000	44,610
6.00%, 11/15/28	45,000	47,432
5.30%, 4/5/29	46,000	47,461
3.13%, 11/15/29	70,000	66,704
6.20%, 11/15/30	55,000	59,231
5.70%, 3/8/33	165,000	172,139
2.50%, 8/1/33	79,000	66,432
5.63%, 4/5/34	86,000	88,793
4.50%, 6/10/44	45,000	37,626
5.50%, 12/1/46	70,000	67,402
4.00%, 11/15/49	45,000	33,364
3.40%, 8/1/51	93,000	61,442
6.70%, 11/15/53	134,000	144,428
5.95%, 4/5/54	74,000	73,112
Investments	Principal Amount	Value
7.20%, 6/27/54, (7.20% fixed rate until 6/27/34; 5-year Constant Maturity Treasury Rate + 2.97% thereafter)(a)	$25,000	$26,040
7.38%, 3/15/55, (7.375% fixed rate until 3/15/30; 5-year Constant Maturity Treasury Rate + 3.122% thereafter)(a)	89,000	93,738
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	35,487
4.63%, 4/29/30	45,000	45,164
3.38%, 3/3/31	45,000	42,341
5.63%, 8/16/32	55,000	56,778
6.00%, 12/7/33	45,000	47,413
6.35%, 3/22/54	145,000	147,635
Fortis, Inc. 3.06%, 10/4/26	68,000	66,991
Garda World Security Corp. 6.00%, 6/1/29(e)	126,000	125,092
goeasy Ltd.
9.25%, 12/1/28(e)	127,000	133,754
7.63%, 7/1/29(e)	16,000	16,576
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(e)	12,000	11,925
4.58%, 5/17/48(e)	21,000	17,756
Great-West Lifeco Finance Delaware LP 4.15%, 6/3/47(e)	29,000	23,092
Hudbay Minerals, Inc.
4.50%, 4/1/26(d)	25,000	24,886
6.13%, 4/1/29(d)	25,000	25,284
Husky Injection Molding Systems Ltd./ Titan Co-Borrower LLC 9.00%, 2/15/29(e)	151,000	158,441
Intact Financial Corp. 5.46%, 9/22/32(e)	25,000	25,568
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(e)	30,000	31,747
10.50%, 12/15/30(e)	72,000	76,816
Kinross Gold Corp.
4.50%, 7/15/27	30,000	30,064
6.25%, 7/15/33	60,000	64,951
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/31(e)	90,000	67,571
10.75%, 6/30/32(e)	215,000	110,084
Magna International, Inc. 5.50%, 3/21/33	43,000	44,373
Manulife Financial Corp.
4.15%, 3/4/26	73,000	72,956
2.48%, 5/19/27	37,000	36,005
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	45,561
3.70%, 3/16/32	15,000	14,334
5.38%, 3/4/46	33,000	32,408

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Mattamy Group Corp.
5.25%, 12/15/27(e)	$20,000	$19,946
4.63%, 3/1/30(e)	37,000	35,706
Methanex Corp.
5.13%, 10/15/27	29,000	28,897
5.25%, 12/15/29	29,000	28,832
5.65%, 12/1/44	84,000	70,114
National Bank of Canada 5.60%, 7/2/27, (5.60% fixed rate until 7/2/26; Secured Overnight Financing Rate + 1.036% thereafter)(a)	250,000	252,440
Nutrien Ltd.
5.95%, 11/7/25	30,000	30,063
4.00%, 12/15/26	25,000	24,942
4.90%, 3/27/28	46,000	46,811
4.20%, 4/1/29	55,000	54,880
2.95%, 5/13/30	36,000	33,884
4.13%, 3/15/35	40,000	36,642
5.88%, 12/1/36	50,000	52,192
5.63%, 12/1/40	40,000	39,804
6.13%, 1/15/41	35,000	36,087
4.90%, 6/1/43	45,000	40,350
5.25%, 1/15/45	40,000	37,160
5.00%, 4/1/49	70,000	62,108
3.95%, 5/13/50	45,000	33,655
5.80%, 3/27/53(b)	70,000	69,026
Ontario Teachers’ Cadillac Fairview Properties Trust 4.13%, 2/1/29(e)	200,000	198,902
Open Text Corp.
6.90%, 12/1/27(e)	41,000	42,590
3.88%, 2/15/28(e)	37,000	35,984
3.88%, 12/1/29(e)	35,000	33,043
Open Text Holdings, Inc.
4.13%, 2/15/30(e)	38,000	35,881
4.13%, 12/1/31(b)(e)	30,000	27,648
Parkland Corp.
5.88%, 7/15/27(e)	81,000	81,096
4.50%, 10/1/29(e)	33,000	32,147
4.63%, 5/1/30(e)	33,000	32,046
Precision Drilling Corp. 6.88%, 1/15/29(e)	71,000	71,643
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(e)	23,000	23,553
7.75%, 3/15/31(e)	33,000	34,699
Rogers Communications, Inc.
3.63%, 12/15/25	45,000	44,891
2.90%, 11/15/26	30,000	29,479
3.20%, 3/15/27	80,000	78,747
5.00%, 2/15/29	103,000	105,158
3.80%, 3/15/32	140,000	131,394
Investments	Principal Amount	Value
5.30%, 2/15/34	$90,000	$90,693
7.50%, 8/15/38	154,000	178,566
4.50%, 3/15/42	70,000	59,940
5.45%, 10/1/43	60,000	56,566
4.55%, 3/15/52	180,000	145,190
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(e)	330,000	326,934
Royal Bank of Canada
3.63%, 5/4/27	279,000	277,421
6.00%, 11/1/27	99,000	102,972
4.90%, 1/12/28	226,000	230,708
5.20%, 8/1/28	221,000	228,310
4.95%, 2/1/29	215,000	221,346
2.30%, 11/3/31	134,000	119,322
3.88%, 5/4/32	21,000	20,221
5.00%, 2/1/33	35,000	35,887
5.00%, 5/2/33(b)	18,000	18,422
5.15%, 2/1/34(b)	102,000	105,482
Saturn Oil & Gas, Inc. 9.63%, 6/15/29(e)	31,000	31,726
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55, (7.50% fixed rate until 3/1/35; 5-year Constant Maturity Treasury Rate + 3.667% thereafter)(a)	26,000	27,465
7.63%, 3/1/55, (7.625% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 3.949% thereafter)(a)	18,000	18,803
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27	44,000	44,408
5.03%, 10/1/29	70,000	70,917
5.58%, 10/1/34	113,000	112,264
6.18%, 10/1/54	63,000	59,963
Suncor Energy, Inc.
7.15%, 2/1/32	36,000	40,243
5.95%, 12/1/34	44,000	45,836
6.80%, 5/15/38	54,000	58,514
6.85%, 6/1/39	66,000	72,493
4.00%, 11/15/47	66,000	48,846
3.75%, 3/4/51	66,000	46,037
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/29(e)	25,000	24,040
Taseko Mines Ltd. 8.25%, 5/1/30(b)(e)	20,000	21,064
Teine Energy Ltd. 6.88%, 4/15/29(e)	165,000	163,376
TELUS Corp. 3.40%, 5/13/32	308,000	282,411
Toronto-Dominion Bank
1.95%, 1/12/27, Series FXD	309,000	300,545
4.46%, 6/8/32	748,000	741,467
See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
TR Finance LLC
3.35%, 5/15/26	$31,000	$30,739
5.50%, 8/15/35	36,000	36,911
5.85%, 4/15/40	45,000	46,359
5.65%, 11/23/43	32,000	31,561
TransAlta Corp.
7.75%, 11/15/29	54,000	56,353
6.50%, 3/15/40	12,000	11,824
TransCanada PipeLines Ltd.
4.63%, 3/1/34(b)	549,000	529,812
7.63%, 1/15/39	462,000	543,316
Total Canada		18,361,264
Chile – 0.2%
Antofagasta PLC 2.38%, 10/14/30(d)	200,000	178,842
Celulosa Arauco y Constitucion SA 5.50%, 11/2/47	200,000	178,489
Cencosud SA 4.38%, 7/17/27(d)	200,000	199,483
Colbun SA 3.95%, 10/11/27(d)	200,000	198,645
Corp. Nacional del Cobre de Chile 5.13%, 2/2/33(e)	1,000,000	986,432
Empresa de Transporte de Pasajeros Metro SA 3.65%, 5/7/30(b)(d)	223,000	217,678
Empresa Nacional del Petroleo 5.25%, 11/6/29(d)	200,000	203,153
Interchile SA 4.50%, 6/30/56(d)	200,000	165,530
Inversiones CMPC SA 4.38%, 4/4/27(d)	207,000	206,351
Sociedad Quimica y Minera de Chile SA 4.25%, 5/7/29(d)	200,000	198,644
Total Chile		2,733,247
China – 0.8%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	412,000	406,675
2.13%, 2/9/31(b)	1,234,000	1,109,987
Amipeace Ltd. 1.75%, 11/9/26(d)	234,000	227,744
Baidu, Inc. 1.72%, 4/9/26	412,000	405,893
Bank of Communications Co. Ltd. 3.80%, 11/18/25, (3.80% fixed rate until 11/18/25; 5-year Constant Maturity Treasury Rate + 3.345% thereafter)(a)(d)(f)	200,000	199,432
BOC Aviation Ltd. 4.50%, 5/23/28(d)	248,000	250,034
CFAMC II Co. Ltd. 4.88%, 11/22/26(d)	218,000	218,334
China Cinda Finance I Ltd. 4.75%, 2/8/28(d)	200,000	201,765
China Construction Bank Corp. 1.46%, 4/22/26(d)	346,000	340,188
Investments	Principal Amount	Value
China Huaneng Group Hong Kong Treasury Management Holding Ltd. 1.60%, 1/20/26(d)	$200,000	$197,974
China Overseas Finance Cayman VIII Ltd. 2.75%, 3/2/30(d)	200,000	185,546
CICC Hong Kong Finance 2016 MTN Ltd. 5.49%, 3/1/26(d)	200,000	201,312
CITIC Ltd. 3.88%, 2/28/27(d)	400,000	398,060
CMB International Leasing Management Ltd. 2.00%, 2/4/26(d)	200,000	198,016
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/28(d)	221,000	225,232
CNOOC Finance Ltd. 5.50%, 5/21/33(e)	12,000	12,835
CNOOC Petroleum North America ULC
7.88%, 3/15/32	6,000	7,155
5.88%, 3/10/35	171,000	189,990
6.40%, 5/15/37	85,000	99,975
7.50%, 7/30/39	11,000	14,449
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(d)	200,000	198,170
Industrial & Commercial Bank of China Ltd.
4.50%, 1/19/26(d)	254,000	254,311
4.96%, 10/25/26, (Secured Overnight Financing Index + 0.60%)(a)(d)	556,000	556,750
JD.com, Inc. 3.38%, 1/14/30(b)	200,000	193,814
Lenovo Group Ltd. 3.42%, 11/2/30(d)	200,000	189,107
Meituan 3.05%, 10/28/30(d)	200,000	186,427
Prosus NV 3.68%, 1/21/30(e)	575,000	548,439
SF Holding Investment 2021 Ltd. 3.00%, 11/17/28(d)	200,000	192,928
Shanghai Port Group BVI Development Co. Ltd. 3.38%, 6/18/29(d)	200,000	196,144
Sinopec Group Overseas Development 2018 Ltd. 2.30%, 1/8/31(d)	751,000	695,021
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	272,982
4.25%, 5/2/28(d)	275,000	277,004
Talent Yield International Ltd. 3.13%, 5/6/31(d)	200,000	188,065
Tencent Holdings Ltd. 3.93%, 1/19/38(b)(d)	559,000	511,768
Three Gorges Finance I Cayman Islands Ltd. 3.15%, 6/2/26(d)	213,000	211,546
Vigorous Champion International Ltd. 4.25%, 5/28/29(d)	400,000	396,493
Xiaomi Best Time International Ltd. 3.38%, 4/29/30(d)	200,000	192,183
Total China		10,351,748

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Colombia – 0.1%
Ecopetrol SA
8.63%, 1/19/29(b)	$50,000	$54,229
6.88%, 4/29/30	82,000	83,519
4.63%, 11/2/31(b)	52,000	45,713
7.75%, 2/1/32	57,000	58,061
8.88%, 1/13/33	95,000	101,183
8.38%, 1/19/36	76,000	77,024
7.38%, 9/18/43(b)	47,000	41,790
5.88%, 5/28/45	109,000	80,397
5.88%, 11/2/51(b)	31,000	21,995
Empresas Publicas de Medellin ESP 4.25%, 7/18/29(d)	200,000	187,783
Total Colombia		751,694
Denmark – 0.0%
AP Moller – Maersk AS
4.50%, 6/20/29(e)	60,000	60,765
5.88%, 9/14/33(b)(e)	31,000	32,804
Danske Bank AS 1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(e)	309,000	300,281
Total Denmark		393,850
Finland – 0.0%
Amer Sports Co. 6.75%, 2/16/31(e)	33,000	34,455
Nokia OYJ
4.38%, 6/12/27	142,000	141,168
6.63%, 5/15/39	46,000	47,202
Nordea Bank Abp 1.50%, 9/30/26(e)	235,000	228,484
Total Finland		451,309
France – 0.5%
Airbus SE 3.15%, 4/10/27(e)	239,000	236,051
AXA SA 8.60%, 12/15/30	122,000	145,097
Banque Federative du Credit Mutuel SA 1.60%, 10/4/26(b)(e)	283,000	275,075
BNP Paribas SA
1.68%, 6/30/27, (1.675% fixed rate until 6/30/26; Secured Overnight Financing Rate + 0.912% thereafter)(a)(e)	601,000	587,531
3.50%, 11/16/27(e)	512,000	503,558
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(e)	652,000	591,023
BPCE SA 6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; Secured Overnight Financing Rate + 2.791% thereafter)(a)(e)	439,000	460,276
Investments	Principal Amount	Value
Credit Agricole SA 4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(e)	$865,000	$848,958
Electricite de France SA
4.88%, 9/21/38(e)	500,000	469,139
6.95%, 1/26/39(e)	126,000	140,579
4.95%, 10/13/45(e)	94,000	82,891
4.50%, 12/4/69(d)	1,000,000	695,196
Engie SA 5.25%, 4/10/29(e)	200,000	205,907
Orange SA
9.00%, 3/1/31	178,000	216,948
5.38%, 1/13/42	80,000	78,579
5.50%, 2/6/44	75,000	74,390
Pernod Ricard SA 5.50%, 1/15/42(e)	150,000	143,840
Societe Generale SA
3.65%, 7/8/35, (3.653% fixed rate until 7/8/30; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(e)	300,000	278,044
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	200,000	205,457
TotalEnergies Capital International SA
3.46%, 2/19/29	69,000	67,968
2.83%, 1/10/30	25,000	23,906
2.99%, 6/29/41	52,000	38,649
3.46%, 7/12/49	365,000	257,955
3.13%, 5/29/50	163,000	107,501
3.39%, 6/29/60	52,000	33,620
TotalEnergies Capital SA
5.15%, 4/5/34(b)	25,000	25,782
5.49%, 4/5/54	114,000	108,633
5.64%, 4/5/64	82,000	78,548
WEA Finance LLC
2.88%, 1/15/27(e)	31,000	30,331
4.13%, 9/20/28(e)	20,000	19,783
3.50%, 6/15/29(e)	251,000	242,491
4.63%, 9/20/48(e)	20,000	15,900
Total France		7,289,606
Germany – 0.5%
Allianz SE 5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.697% thereafter)(a)(d)	200,000	203,325
Bayer U.S. Finance II LLC 5.50%, 7/30/35(e)	475,000	479,513
BMW U.S. Capital LLC
2.80%, 4/11/26(e)	212,000	210,000
1.25%, 8/12/26(e)	21,000	20,449

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
3.45%, 4/1/27(e)	$90,000	$89,099
4.90%, 4/2/27(e)	27,000	27,311
3.30%, 4/6/27(e)	21,000	20,738
3.75%, 4/12/28(e)	31,000	30,773
5.05%, 8/11/28(e)	41,000	42,033
4.90%, 4/2/29(e)	33,000	33,693
3.63%, 4/18/29(e)	27,000	26,463
4.15%, 4/9/30(e)	41,000	40,810
2.55%, 4/1/31(e)	21,000	18,977
1.95%, 8/12/31(e)	21,000	18,187
3.70%, 4/1/32(e)	21,000	19,798
5.15%, 8/11/33(e)	25,000	25,498
5.15%, 4/2/34(e)	59,000	59,673
Daimler Truck Finance North America LLC 5.13%, 1/19/28(e)	587,000	598,077
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	509,316
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	631,000	664,030
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(a)	517,000	484,396
Deutsche Telekom International Finance BV 8.75%, 6/15/30	378,000	447,337
E.ON International Finance BV 6.65%, 4/30/38(e)	41,000	45,452
Fresenius Medical Care US Finance III, Inc. 2.38%, 2/16/31(e)	150,000	131,587
Mercedes-Benz Finance North America LLC 3.75%, 2/22/28(e)	795,000	789,202
Mercer International, Inc. 5.13%, 2/1/29	36,000	28,480
RWE Finance U.S. LLC 5.88%, 4/16/34(e)	150,000	156,732
Siemens Financieringsmaatschappij NV 2.15%, 3/11/31(e)	745,000	670,011
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/27(e)	200,000	199,533
Volkswagen Group of America Finance LLC
6.00%, 11/16/26(e)	375,000	381,572
4.75%, 11/13/28(e)	605,000	608,419
ZF North America Capital, Inc. 6.88%, 4/14/28(e)	158,000	160,115
Total Germany		7,240,599
Investments	Principal Amount	Value
Hong Kong – 0.2%
AIA Group Ltd. 4.95%, 4/4/33(b)(e)	$331,000	$337,796
China Life Insurance Overseas Co. Ltd. 5.35%, 8/15/33, (5.35% fixed rate until 8/15/28; 5-year Constant Maturity Treasury Rate + 1.232% thereafter)(a)(d)	200,000	205,705
CLP Power Hong Kong Financing Ltd. 3.38%, 10/26/27(d)	200,000	197,525
HKT Capital No. 4 Ltd. 3.00%, 7/14/26(d)	200,000	197,862
Hongkong Electric Finance Ltd. 2.88%, 5/3/26(d)	200,000	198,212
Hongkong Land Finance Cayman Islands Co. Ltd. 2.88%, 5/27/30(d)	200,000	187,804
JMH Co. Ltd. 2.50%, 4/9/31(d)	200,000	182,064
Joy Treasure Assets Holdings, Inc. 5.50%, 2/1/27(d)	200,000	202,287
Melco Resorts Finance Ltd. 5.25%, 4/26/26(d)	200,000	199,935
MTR Corp. CI Ltd. 2.50%, 11/2/26, Series DIP(d)	200,000	196,726
Prudential Funding Asia PLC
3.13%, 4/14/30(b)	27,000	25,806
3.63%, 3/24/32	9,000	8,495
Sun Hung Kai Properties Capital Market Ltd. 3.75%, 2/25/29(d)	200,000	197,031
Total Hong Kong		2,337,248
Hungary – 0.0%
MVM Energetika Zrt 7.50%, 6/9/28(d)	200,000	212,087
India – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(d)	200,000	193,029
Indian Railway Finance Corp. Ltd. 3.84%, 12/13/27(d)	200,000	197,921
JSW Steel Ltd. 3.95%, 4/5/27(d)	200,000	195,817
Network i2i Ltd. 3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(f)	200,000	198,476
Power Finance Corp. Ltd. 3.75%, 12/6/27(d)	200,000	197,178
REC Ltd. 2.25%, 9/1/26(d)	200,000	195,778
Reliance Industries Ltd. 2.88%, 1/12/32(d)	371,000	335,345

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
State Bank of India 1.80%, 7/13/26(d)	$200,000	$195,786
Vedanta Resources Finance II PLC 10.88%, 9/17/29(d)	200,000	205,959
Total India		1,915,289
Indonesia – 0.2%
Freeport Indonesia PT 5.32%, 4/14/32(d)	300,000	306,112
Indofood CBP Sukses Makmur Tbk. PT 3.54%, 4/27/32(d)	200,000	186,060
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 5/15/30(d)	200,000	207,049
Minejesa Capital BV 4.63%, 8/10/30(d)	143,840	143,173
Pertamina Persero PT 2.30%, 2/9/31(d)	1,141,000	1,014,730
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(d)	229,000	235,244
5.25%, 10/24/42(d)	422,000	389,283
Total Indonesia		2,481,651
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,484,778
3.30%, 1/30/32	215,000	196,841
3.85%, 10/29/41	162,000	130,640
AIB Group PLC 6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(e)	242,000	257,456
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(e)	27,000	27,049
2.13%, 2/21/26(e)	13,000	12,860
3.25%, 2/15/27(e)	27,000	26,513
2.53%, 11/18/27(e)	83,000	79,642
2.75%, 2/21/28(e)	31,000	29,743
6.38%, 5/4/28(e)	48,000	50,225
5.75%, 3/1/29(e)	48,000	49,671
5.75%, 11/15/29(e)	34,000	35,317
Bank of Ireland Group PLC 2.03%, 9/30/27, (2.029% fixed rate until 9/30/26; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(e)	209,000	203,760
GGAM Finance Ltd.
7.75%, 5/15/26(e)	2,000	2,013
8.00%, 2/15/27(e)	100,000	102,689
8.00%, 6/15/28(e)	2,000	2,124
6.88%, 4/15/29(e)	2,000	2,072
SMBC Aviation Capital Finance DAC 5.30%, 4/3/29(e)	211,000	216,825
Investments	Principal Amount	Value
Smurfit Kappa Treasury ULC 5.44%, 4/3/34	$295,000	$303,206
Total Ireland		3,213,424
Israel – 0.1%
Energean Israel Finance Ltd.
4.88%, 3/30/26(d)(e)	26,000	25,736
5.38%, 3/30/28(d)(e)	26,000	25,280
5.88%, 3/30/31(d)(e)	26,000	24,498
8.50%, 9/30/33(b)(d)(e)	31,000	32,433
ICL Group Ltd. 6.38%, 5/31/38(d)(e)	28,000	29,172
Israel Electric Corp. Ltd. 4.25%, 8/14/28(d)(e)	412,000	405,679
Leviathan Bond Ltd.
6.50%, 6/30/27(d)(e)	25,000	24,979
6.75%, 6/30/30(d)(e)	23,000	22,873
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/36	179,000	184,524
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/26	40,000	39,233
Total Israel		814,407
Italy – 0.2%
Enel Finance International NV 5.00%, 6/15/32(e)	815,000	823,832
Eni SpA 5.70%, 10/1/40(e)	120,000	116,200
Eni USA, Inc. 7.30%, 11/15/27	108,000	114,918
Fibercop SpA 6.00%, 9/30/34, Series 2034(e)	411,000	392,724
Intesa Sanpaolo SpA 8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(e)	606,000	708,897
Telecom Italia Capital SA
6.38%, 11/15/33(b)	20,000	20,792
6.00%, 9/30/34	27,000	27,092
7.20%, 7/18/36	20,000	21,210
7.72%, 6/4/38	15,000	16,395
UniCredit SpA
3.13%, 6/3/32, (3.127% fixed rate until 6/3/31; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(a)(e)	200,000	183,879
Total Italy		2,425,939
Japan – 0.5%
Dai-ichi Life Insurance Co. Ltd. 4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.66% thereafter)(a)(e)(f)	200,000	198,638
Honda Motor Co. Ltd. 2.97%, 3/10/32	15,000	13,561

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
JT International Financial Services BV 3.88%, 9/28/28(d)	$200,000	$197,819
Meiji Yasuda Life Insurance Co. 5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(a)(b)(e)	200,000	201,261
Mitsubishi Corp. 5.00%, 7/2/29(e)	200,000	205,911
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	73,000	72,613
3.29%, 7/25/27(b)	75,000	74,015
3.96%, 3/2/28	95,000	94,840
4.05%, 9/11/28	55,000	55,105
3.74%, 3/7/29	114,000	112,749
4.29%, 7/26/38	20,000	18,890
4.15%, 3/7/39(b)	129,000	120,074
Mizuho Financial Group, Inc.
2.84%, 9/13/26(b)	670,000	660,974
2.56%, 9/13/31	457,000	404,707
Nippon Life Insurance Co.
3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(e)	483,000	453,305
Nissan Motor Co. Ltd. 4.81%, 9/17/30(b)(e)	215,000	201,047
Nomura Holdings, Inc.
2.17%, 7/14/28	310,000	292,642
3.10%, 1/16/30	428,000	404,141
NTT Finance Corp. 5.14%, 7/2/31(e)	420,000	431,796
ORIX Corp. 2.25%, 3/9/31	44,000	39,325
Rakuten Group, Inc.
5.13%, 4/22/26, (5.125% fixed rate until 4/22/26; 5-year Constant Maturity Treasury Rate + 4.578% thereafter)(a)(b)(e)(f)	421,000	417,585
Sumitomo Life Insurance Co.
4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 2.993% thereafter)(a)(e)	213,000	209,905
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	1,465,000	1,448,152
3.04%, 7/16/29	819,000	782,611
2.93%, 9/17/41	186,000	134,841
Sumitomo Mitsui Trust Bank Ltd. 4.95%, 9/15/27(e)	200,000	203,125
Total Japan		7,449,632
Kazakhstan – 0.0%
KazMunayGas National Co. JSC 3.50%, 4/14/33(d)	375,000	333,172
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/26(d)	200,000	198,679
Total Kazakhstan		531,851
Investments	Principal Amount	Value
Kuwait – 0.0%
KFH Tier 1 Sukuk Ltd.
3.60%, 6/30/26, (3.60% fixed rate until 12/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(d)(f)	$200,000	$195,006
Luxembourg – 0.1%
Altice Financing SA 5.00%, 1/15/28(e)	200,000	163,978
ArcelorMittal SA
4.55%, 3/11/26	25,000	24,997
6.55%, 11/29/27	75,000	78,249
4.25%, 7/16/29	31,000	30,928
6.80%, 11/29/32(b)	70,000	77,524
6.00%, 6/17/34(b)	35,000	36,906
7.00%, 10/15/39	62,000	68,741
6.75%, 3/1/41	72,000	76,838
6.35%, 6/17/54(b)	45,000	45,566
JAB Holdings BV
2.20%, 11/23/30(b)(e)	250,000	217,970
Total Luxembourg		821,697
Macau – 0.1%
Sands China Ltd. 5.40%, 8/8/28	450,000	458,817
Wynn Macau Ltd. 5.50%, 10/1/27(e)	200,000	199,831
Total Macau		658,648
Malaysia – 0.1%
Axiata SPV2 Bhd. 2.16%, 8/19/30(d)	200,000	180,267
Khazanah Global Sukuk Bhd. 4.69%, 6/1/28(d)	200,000	202,851
Petronas Capital Ltd. 2.48%, 1/28/32(d)	1,002,000	894,957
Total Malaysia		1,278,075
Mexico – 0.5%
America Movil SAB de CV 4.70%, 7/21/32	700,000	695,583
Bimbo Bakeries USA, Inc. 5.38%, 1/9/36(d)	200,000	201,589
Borr IHC Ltd./Borr Finance LLC 10.00%, 11/15/28(d)	177,683	180,584
Braskem Idesa SAPI 7.45%, 11/15/29(d)	470,000	341,446
Cemex SAB de CV 5.45%, 11/19/29(d)	213,000	214,858
Coca-Cola Femsa SAB de CV 1.85%, 9/1/32	150,000	124,465
Comision Federal de Electricidad 3.88%, 7/26/33(d)	259,000	224,584
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/43	169,000	146,311
See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Grupo Televisa SAB 6.63%, 1/15/40	$570,000	$528,495
Industrias Penoles SAB de CV 4.75%, 8/6/50(d)	262,000	211,334
Infraestructura Energetica Nova SAPI de CV 3.75%, 1/14/28(e)	200,000	196,235
Mexico City Airport Trust
4.25%, 10/31/26(d)	218,000	217,512
3.88%, 4/30/28(d)	200,000	195,945
Orbia Advance Corp. SAB de CV 2.88%, 5/11/31(d)	280,000	235,836
Petroleos Mexicanos
6.88%, 10/16/25	37,000	37,042
4.50%, 1/23/26(b)	46,000	45,744
6.49%, 1/23/27	64,000	64,340
5.35%, 2/12/28	155,000	151,937
6.50%, 1/23/29	50,000	50,343
8.75%, 6/2/29	79,000	83,899
6.84%, 1/23/30	97,000	96,660
5.95%, 1/28/31	156,000	146,210
6.70%, 2/16/32	280,000	268,917
6.63%, 6/15/35(b)	151,000	137,004
6.50%, 6/2/41(b)	64,000	52,233
5.50%, 6/27/44(b)	41,000	29,856
6.38%, 1/23/45	50,000	38,329
5.63%, 1/23/46	36,000	25,719
6.75%, 9/21/47	233,000	182,466
6.35%, 2/12/48	65,000	48,714
7.69%, 1/23/50	335,000	286,685
6.95%, 1/28/60	157,000	122,041
Southern Copper Corp.
6.75%, 4/16/40	111,000	122,864
5.25%, 11/8/42	109,000	102,326
5.88%, 4/23/45(b)	194,000	195,082
Trust Fibra Uno 7.38%, 2/13/34(d)	200,000	211,449
Total Mexico		6,214,637
Morocco – 0.0%
OCP SA 3.75%, 6/23/31(d)	400,000	366,604
Netherlands – 0.3%
ABN AMRO Bank NV
1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(b)(e)	300,000	293,389
AEGON Funding Co. LLC 5.50%, 4/16/27(e)	200,000	203,329
Ahold Finance USA LLC 6.88%, 5/1/29	36,000	39,286
Investments	Principal Amount	Value
Cooperatieve Rabobank UA
5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(e)	$818,000	$850,024
5.25%, 5/24/41	107,000	105,637
Heineken NV
3.50%, 1/29/28(e)	163,000	160,934
4.00%, 10/1/42(e)	20,000	16,403
4.35%, 3/29/47(e)	27,000	22,186
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	512,244
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	273,939
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	44,000	45,498
Koninklijke KPN NV 8.38%, 10/1/30	336,000	394,665
Koninklijke Philips NV 6.88%, 3/11/38	112,000	124,562
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/29	986,000	984,969
Sunrise HoldCo IV BV 5.50%, 1/15/28(e)	201,000	200,343
Ziggo BV 4.88%, 1/15/30(e)	200,000	187,872
Total Netherlands		4,415,280
New Zealand – 0.1%
ANZ New Zealand International Ltd. 1.25%, 6/22/26(e)	364,000	355,697
ASB Bank Ltd. 5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(e)	229,000	231,541
Bank of New Zealand 2.29%, 1/27/27(e)	257,000	250,671
Westpac New Zealand Ltd. 5.13%, 2/26/27(e)	209,000	211,962
Total New Zealand		1,049,871
Nigeria – 0.0%
IHS Holding Ltd. 5.63%, 11/29/26(d)	200,000	198,230
Norway – 0.1%
Aker BP ASA 3.75%, 1/15/30(e)	189,000	181,875
Equinor ASA
1.75%, 1/22/26	15,000	14,851
3.63%, 9/10/28	21,000	20,822

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
3.13%, 4/6/30	$66,000	$63,321
2.38%, 5/22/30	15,000	13,891
3.63%, 4/6/40	10,000	8,477
5.10%, 8/17/40	15,000	14,939
4.25%, 11/23/41	30,000	26,638
3.95%, 5/15/43	17,000	14,281
4.80%, 11/8/43	15,000	13,937
3.25%, 11/18/49	21,000	14,633
3.70%, 4/6/50	26,000	19,686
Var Energi ASA
5.00%, 5/18/27(e)	200,000	201,906
Total Norway		609,257
Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 8/11/41(d)	223,000	179,430
Peru – 0.0%
Banco de Credito del Peru SA
5.85%, 1/11/29(d)	20,000	20,848
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(b)(d)	20,000	19,594
Petroleos del Peru SA 4.75%, 6/19/32(d)	200,000	162,973
Total Peru		203,415
Philippines – 0.0%
Metropolitan Bank & Trust Co. 2.13%, 1/15/26(d)	200,000	198,308
Puerto Rico – 0.0%
LCPR Senior Secured Financing DAC 5.13%, 7/15/29(e)	283,000	163,045
Qatar – 0.1%
QatarEnergy
3.13%, 7/12/41(d)	202,000	152,293
3.30%, 7/12/51(d)	200,000	136,904
QIB Sukuk Ltd. 5.58%, 11/22/28(d)	400,000	414,783
QNB Finance Ltd. 1.38%, 1/26/26(d)	279,000	275,661
Total Qatar		979,641
Saudi Arabia – 0.3%
Al Rajhi Sukuk Ltd. 4.75%, 4/5/28(d)	426,000	428,866
BSF Finance 5.50%, 11/23/27(d)	400,000	408,291
EIG Pearl Holdings SARL 3.55%, 8/31/36(d)	198,529	180,689
Gaci First Investment Co. 5.25%, 1/29/34(d)	322,000	329,978
Investments	Principal Amount	Value
Greensaif Pipelines Bidco SARL 6.13%, 2/23/38(d)	$200,000	$211,553
Saudi Arabian Oil Co.
2.25%, 11/24/30(d)	586,000	529,764
4.25%, 4/16/39(d)	476,000	428,394
4.38%, 4/16/49(d)	259,000	209,966
Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(d)	204,000	193,837
Saudi Electricity Global Sukuk Co. 4 4.72%, 9/27/28(d)	200,000	203,499
SNB Sukuk Ltd. 5.13%, 2/27/29(d)	200,000	204,332
Suci Second Investment Co. 6.25%, 10/25/33(b)(d)	733,000	804,629
TMS Issuer SARL 5.78%, 8/23/32(d)	254,000	265,124
Total Saudi Arabia		4,398,922
Singapore – 0.0%
United Overseas Bank Ltd. 1.25%, 4/14/26(e)	200,000	196,570
South Africa – 0.1%
Anglo American Capital PLC 5.50%, 5/2/33(d)	327,000	335,906
Eskom Holdings 4.31%, 7/23/27(d)	200,000	196,922
Sasol Financing USA LLC 4.38%, 9/18/26	378,000	374,905
Total South Africa		907,733
South Korea – 0.2%
Hyundai Capital Services, Inc. 5.13%, 2/5/27(d)	200,000	202,084
KEB Hana Bank 1.25%, 12/16/26(d)	200,000	192,877
Kookmin Bank 2.38%, 2/15/27(d)	200,000	195,266
LG Chem Ltd. 1.38%, 7/7/26(d)	200,000	194,931
LG Energy Solution Ltd. 5.38%, 7/2/29(d)	300,000	307,072
POSCO 5.75%, 1/17/28(d)	200,000	206,422
Shinhan Bank Co. Ltd. 3.75%, 9/20/27(d)	308,000	304,416
SK Hynix, Inc. 6.38%, 1/17/28(e)	350,000	365,639
Woori Bank 2.00%, 1/20/27(d)	400,000	389,081
Total South Korea		2,357,788

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria SA 7.88%, 11/15/34, (7.883% fixed rate until 11/15/33; 1-year Constant Maturity Treasury Rate + 3.30% thereafter)(a)	$200,000	$230,267
Banco Santander SA
3.80%, 2/23/28	200,000	197,999
2.75%, 12/3/30	1,200,000	1,082,215
CaixaBank SA 5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Index + 1.78% thereafter)(a)(e)	237,000	246,341
Iberdrola International BV 6.75%, 7/15/36	46,000	52,701
Telefonica Emisiones SA 7.05%, 6/20/36	888,000	989,428
Total Spain		2,798,951
Sweden – 0.0%
SiriusPoint Ltd. 7.00%, 4/5/29	24,000	25,424
Swedbank AB 1.54%, 11/16/26(e)	200,000	194,209
Total Sweden		219,633
Switzerland – 0.2%
ABB Finance USA, Inc.
3.80%, 4/3/28	25,000	25,099
4.38%, 5/8/42	33,000	29,170
Argentum Netherlands BV for Swiss Re Ltd. 5.63%, 8/15/52, (5.625% fixed rate until 8/15/27; Secured Overnight Financing Rate + 3.784% thereafter)(a)(d)	400,000	403,599
Consolidated Energy Finance SA 6.50%, 5/15/26(e)	150,000	146,452
Credit Suisse USA LLC 7.13%, 7/15/32	1,048,000	1,198,368
Novartis Capital Corp.
2.00%, 2/14/27	100,000	97,489
4.40%, 5/6/44	103,000	91,319
Swiss Re Treasury U.S. Corp. 4.25%, 12/6/42(e)	104,000	88,010
UBS Group AG
4.28%, 1/9/28(e)	338,000	337,737
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(e)	514,000	562,481
9.02%, 11/15/33, (9.016% fixed rate until 11/15/32; Secured Overnight Financing Rate + 5.02% thereafter)(a)(e)	250,000	311,655
Investments	Principal Amount	Value
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(b)(e)	$20,000	$20,810
6.38%, 2/1/30(e)	41,000	39,565
Total Switzerland		3,351,754
Taiwan – 0.0%
Foxconn Far East Ltd. 3.00%, 9/23/26(d)	200,000	197,154
TSMC Global Ltd. 1.75%, 4/23/28(d)	200,000	188,555
Total Taiwan		385,709
Thailand – 0.1%
Bangkok Bank PCL
5.30%, 9/21/28(d)	240,000	246,164
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(d)	235,000	222,242
GC Treasury Center Co. Ltd. 2.98%, 3/18/31(d)	200,000	182,942
PTTEP Treasury Center Co. Ltd. 2.99%, 1/15/30(d)	200,000	189,753
Thaioil Treasury Center Co. Ltd. 2.50%, 6/18/30(d)	213,000	192,000
Total Thailand		1,033,101
Turkey – 0.1%
TC Ziraat Bankasi AS 9.50%, 8/1/26(d)	200,000	208,715
Turkiye Vakiflar Bankasi TAO 5.50%, 10/1/26(d)	200,000	200,799
Yapi ve Kredi Bankasi AS 9.25%, 10/16/28(d)	200,000	217,656
Total Turkey		627,170
United Arab Emirates – 0.3%
Abu Dhabi Commercial Bank PJSC 3.50%, 3/31/27(d)	416,000	410,628
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/2/29(d)	215,000	210,816
Abu Dhabi Developmental Holding Co. PJSC 5.50%, 5/8/34(d)	200,000	211,216
Abu Dhabi National Energy Co. PJSC
4.70%, 4/24/33(d)	249,000	250,218
6.50%, 10/27/36(e)	100,000	113,379
Adnoc Murban Rsc Ltd. 4.50%, 9/11/34(d)	200,000	197,949
Aldar Sukuk No. 2 Ltd. 3.88%, 10/22/29(d)	200,000	195,082
DP World Crescent Ltd. 4.85%, 9/26/28(d)	200,000	202,126

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
DP World Ltd. 6.85%, 7/2/37(d)	$200,000	$227,572
Emaar Sukuk Ltd. 3.64%, 9/15/26(d)	200,000	198,228
Emirates NBD Bank PJSC 5.63%, 10/21/27(d)	200,000	206,182
Fab Sukuk Co. Ltd. 4.58%, 1/17/28(d)	280,000	282,815
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(e)	316,975	286,122
MAF Global Securities Ltd. 7.88%, 6/30/27, (7.875% fixed rate until 9/30/27; 5-year Constant Maturity Treasury Rate + 4.893% thereafter)(a)(d)(f)	400,000	414,639
MDGH GMTN RSC Ltd. 5.50%, 4/28/33(d)	792,000	836,773
Total United Arab Emirates		4,243,745
United Kingdom – 1.4%
Ashtead Capital, Inc. 5.50%, 8/11/32(e)	210,000	214,961
Astrazeneca Finance LLC
1.20%, 5/28/26	90,000	88,095
4.88%, 3/3/28	80,000	81,834
4.90%, 3/3/30	15,000	15,491
4.90%, 2/26/31	20,000	20,685
2.25%, 5/28/31	15,000	13,563
4.88%, 3/3/33	10,000	10,225
5.00%, 2/26/34	30,000	30,681
AstraZeneca PLC
0.70%, 4/8/26	21,000	20,570
3.13%, 6/12/27	55,000	54,340
4.00%, 1/17/29	73,000	73,058
1.38%, 8/6/30	25,000	21,955
6.45%, 9/15/37	253,000	285,541
4.00%, 9/18/42	45,000	38,306
4.38%, 11/16/45	45,000	39,238
4.38%, 8/17/48	33,000	28,378
2.13%, 8/6/50	69,000	38,006
3.00%, 5/28/51	35,000	23,255
BAE Systems PLC
5.80%, 10/11/41(e)	225,000	230,956
Barclays PLC
5.37%, 2/25/31, (5.367% fixed rate until 2/25/30; Secured Overnight Financing Rate + 1.23% thereafter)(a)	781,000	805,897
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	332,000	299,301
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,609,558
Investments	Principal Amount	Value
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	$309,000	$241,571
BAT Capital Corp.
3.56%, 8/15/27	149,000	147,054
4.91%, 4/2/30	176,000	179,326
6.34%, 8/2/30	460,000	496,745
4.39%, 8/15/37	200,000	180,493
7.08%, 8/2/53	13,000	14,444
British Telecommunications PLC 9.63%, 12/15/30	316,000	389,222
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(e)	750,000	681,032
Connect Finco Sarl/Connect US Finco LLC 9.00%, 9/15/29(b)(e)	200,000	208,647
Diageo Capital PLC
3.88%, 5/18/28	412,000	411,496
5.88%, 9/30/36	29,000	31,253
3.88%, 4/29/43	24,000	19,518
Diageo Investment Corp. 4.25%, 5/11/42	24,000	20,707
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	55,000	53,720
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	10,000	10,483
6.38%, 5/15/38	206,000	229,559
4.20%, 3/18/43	7,000	6,034
HSBC Holdings PLC
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,129,352
6.50%, 9/15/37	1,182,000	1,274,264
6.10%, 1/14/42(b)	111,000	118,382
Imperial Brands Finance PLC 3.88%, 7/26/29(e)	200,000	195,495
Jaguar Land Rover Automotive PLC 5.50%, 7/15/29(e)	200,000	200,073
Lloyds Banking Group PLC
4.38%, 3/22/28	680,000	683,006
7.95%, 11/15/33, (7.953% fixed rate until 11/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	709,000	818,635
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(e)	20,000	21,008
8.13%, 3/30/29(e)	220,000	229,405
6.50%, 3/26/31(e)	20,000	21,391
Mead Johnson Nutrition Co.
5.90%, 11/1/39	49,000	51,682
4.60%, 6/1/44	22,000	19,371
Nationwide Building Society 4.00%, 9/14/26(e)	515,000	512,133

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	$505,000	$495,548
3.03%, 11/28/35, (3.032% fixed rate until 11/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	310,573
NatWest Markets PLC 1.60%, 9/29/26(e)	229,000	222,897
nVent Finance SARL
4.55%, 4/15/28	188,000	188,550
2.75%, 11/15/31	22,000	19,574
5.65%, 5/15/33	36,000	37,085
RELX Capital, Inc.
4.00%, 3/18/29	59,000	58,814
3.00%, 5/22/30	54,000	51,245
4.75%, 5/20/32	36,000	36,437
Reynolds American, Inc.
6.15%, 9/15/43	516,000	519,819
5.85%, 8/15/45	638,000	616,156
Santander U.K. Group Holdings PLC 2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	432,000	421,031
Smith & Nephew PLC
5.15%, 3/20/27	22,000	22,309
2.03%, 10/14/30	71,000	63,254
5.40%, 3/20/34	46,000	47,089
Standard Chartered PLC 3.60%, 1/12/33, (3.603% fixed rate until 1/12/32; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(e)	616,000	565,605
5.70%, 3/26/44(e)	301,000	291,042
Unilever Capital Corp.
1.38%, 9/14/30	251,000	221,303
1.75%, 8/12/31	224,000	196,023
Vmed O2 U.K. Financing I PLC 7.75%, 4/15/32(e)	290,000	303,935
Vodafone Group PLC
6.25%, 11/30/32	136,000	147,245
6.15%, 2/27/37	240,000	258,786
5.00%, 5/30/38	33,000	32,131
5.63%, 2/10/53	258,000	243,536
5.75%, 2/10/63	300,000	282,451
4.13%, 6/4/81, (4.125% fixed rate until 6/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	700,000	650,125
5.13%, 6/4/81, (5.125% fixed rate until 6/4/51; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	20,172
Total United Kingdom		18,962,130
Investments	Principal Amount	Value
United States – 31.9%
3M Co.
2.25%, 9/19/26(b)	$36,000	$35,305
2.88%, 10/15/27(b)	6,000	5,864
3.05%, 4/15/30	240,000	228,305
4.00%, 9/14/48	213,000	168,254
3.25%, 8/26/49	34,000	23,083
7-Eleven, Inc.
0.95%, 2/10/26(e)	52,000	51,182
1.30%, 2/10/28(e)	41,000	38,258
1.80%, 2/10/31(e)	70,000	60,416
2.50%, 2/10/41(e)	31,000	20,814
2.80%, 2/10/51(e)	96,000	56,789
Abbott Laboratories
3.88%, 9/15/25	10,000	9,998
3.75%, 11/30/26	35,000	34,948
1.15%, 1/30/28	15,000	14,104
1.40%, 6/30/30	13,000	11,566
4.75%, 11/30/36	35,000	34,814
6.15%, 11/30/37	10,000	11,145
6.00%, 4/1/39	10,000	10,997
5.30%, 5/27/40	15,000	15,350
4.75%, 4/15/43	15,000	14,085
4.90%, 11/30/46	67,000	62,655
AbbVie, Inc.
4.25%, 11/14/28	220,000	221,849
3.20%, 11/21/29	181,000	174,501
4.55%, 3/15/35	172,000	167,920
4.50%, 5/14/35	742,000	719,415
4.05%, 11/21/39	437,000	384,804
4.85%, 6/15/44	45,000	41,409
4.75%, 3/15/45	54,000	48,789
4.70%, 5/14/45	142,000	127,355
4.45%, 5/14/46	131,000	112,685
4.88%, 11/14/48	125,000	112,926
4.25%, 11/21/49	412,000	335,790
5.40%, 3/15/54	133,000	127,980
5.50%, 3/15/64	73,000	70,150
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(e)	18,000	17,919
5.00%, 4/15/29(b)(e)	19,000	18,592
ACCO Brands Corp. 4.25%, 3/15/29(b)(e)	93,000	83,594
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(e)	38,000	39,557
4.25%, 2/15/29(e)	29,000	27,970
8.50%, 6/15/29(e)	20,000	21,054
6.00%, 8/1/29(e)	20,000	19,690
7.50%, 11/6/30(e)	44,000	45,696
AdaptHealth LLC 6.13%, 8/1/28(b)(e)	73,000	72,824
See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Adient Global Holdings Ltd. 7.00%, 4/15/28(e)	$45,000	$46,340
Adobe, Inc.
2.15%, 2/1/27	55,000	53,728
4.85%, 4/4/27	32,000	32,482
4.80%, 4/4/29	48,000	49,385
2.30%, 2/1/30	26,000	24,180
4.95%, 4/4/34	15,000	15,352
ADT Security Corp. 4.88%, 7/15/32(e)	58,000	55,920
Advance Auto Parts, Inc.
1.75%, 10/1/27	14,000	13,067
5.95%, 3/9/28(b)	12,000	12,231
3.90%, 4/15/30	20,000	18,446
3.50%, 3/15/32	14,000	12,221
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(e)	14,000	13,933
6.38%, 6/15/30(e)	20,000	20,413
Advanced Micro Devices, Inc. 4.39%, 6/1/52	38,000	31,952
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)(e)	132,000	110,086
Adventist Health System
2.95%, 3/1/29	18,000	16,976
5.43%, 3/1/32	319,000	325,849
5.76%, 12/1/34	39,000	39,379
3.63%, 3/1/49	47,000	31,453
Advocate Health & Hospitals Corp.
3.83%, 8/15/28	8,000	7,958
2.21%, 6/15/30, Series 2020	6,000	5,509
4.27%, 8/15/48	53,000	43,669
3.39%, 10/15/49	9,000	6,362
3.01%, 6/15/50, Series 2020	33,000	21,565
AEP Texas, Inc. 3.80%, 10/1/47	147,000	107,959
AEP Transmission Co. LLC
3.15%, 9/15/49	23,000	15,410
2.75%, 8/15/51, Series N	32,000	19,607
4.50%, 6/15/52, Series O	24,000	20,112
AES Corp.
1.38%, 1/15/26	63,000	62,227
2.45%, 1/15/31	240,000	215,183
7.60%, 1/15/55, (7.60% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.201% thereafter)(a)	90,000	92,697
Aetna, Inc.
6.63%, 6/15/36	79,000	85,828
4.75%, 3/15/44	155,000	130,896
Affiliated Managers Group, Inc.
3.30%, 6/15/30	24,000	22,820
5.50%, 8/20/34	47,000	47,761
Investments	Principal Amount	Value
Aflac, Inc.
1.13%, 3/15/26	$28,000	$27,537
2.88%, 10/15/26	21,000	20,720
3.60%, 4/1/30	27,000	26,420
4.00%, 10/15/46	26,000	20,534
4.75%, 1/15/49	34,000	29,454
AG Issuer LLC 6.25%, 3/1/28(e)	37,000	37,098
AGCO Corp.
5.45%, 3/21/27	24,000	24,345
5.80%, 3/21/34	50,000	51,487
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,775
2.75%, 9/15/29	36,000	34,124
2.10%, 6/4/30	36,000	32,634
2.30%, 3/12/31	61,000	54,766
Agree LP
2.00%, 6/15/28	21,000	19,807
2.90%, 10/1/30	70,000	65,401
4.80%, 10/1/32	22,000	21,959
2.60%, 6/15/33	22,000	18,631
5.63%, 6/15/34	40,000	41,283
AHS Hospital Corp. 2.78%, 7/1/51, Series 2021	9,000	5,517
AIG SunAmerica Global Financing X 6.90%, 3/15/32(e)	30,000	33,415
Air Lease Corp.
2.88%, 1/15/26	40,000	39,750
3.75%, 6/1/26	45,000	44,753
1.88%, 8/15/26	75,000	73,272
2.20%, 1/15/27	45,000	43,803
3.63%, 4/1/27	194,000	192,463
3.63%, 12/1/27	30,000	29,646
5.30%, 2/1/28(b)	40,000	40,966
2.10%, 9/1/28	30,000	28,221
4.63%, 10/1/28	30,000	30,325
5.10%, 3/1/29	30,000	30,821
3.25%, 10/1/29	45,000	43,132
3.00%, 2/1/30	47,000	44,402
3.13%, 12/1/30	55,000	51,441
5.20%, 7/15/31	23,000	23,677
2.88%, 1/15/32	55,000	49,353
Air Products & Chemicals, Inc.
2.05%, 5/15/30	13,000	11,860
2.70%, 5/15/40	209,000	153,025
Aircastle Ltd.
4.25%, 6/15/26	40,000	39,902
2.85%, 1/26/28(e)	31,000	29,830
6.50%, 7/18/28(e)	27,000	28,395
5.95%, 2/15/29(e)	27,000	28,165

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Alabama Power Co.
6.13%, 5/15/38	$63,000	$68,918
4.30%, 1/2/46	155,000	129,733
3.13%, 7/15/51	39,000	25,769
3.00%, 3/15/52	275,000	176,688
Albemarle Corp.
4.65%, 6/1/27(b)	40,000	40,030
5.05%, 6/1/32	187,000	183,043
5.45%, 12/1/44	83,000	71,561
5.65%, 6/1/52(b)	41,000	35,089
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(e)	56,000	55,732
5.88%, 2/15/28(e)	413,000	413,404
Alcon Finance Corp. 5.38%, 12/6/32(b)(e)	200,000	207,386
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	26,000	25,841
4.50%, 7/30/29	72,000	72,326
4.70%, 7/1/30	32,000	32,251
4.90%, 12/15/30	50,000	50,809
2.00%, 5/18/32	462,000	387,418
1.88%, 2/1/33	82,000	66,568
3.00%, 5/18/51	499,000	304,121
Alleghany Corp.
3.63%, 5/15/30	10,000	9,763
4.90%, 9/15/44	43,000	39,463
3.25%, 8/15/51	16,000	10,746
Allegion PLC 3.50%, 10/1/29	28,000	27,091
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	24,000	23,654
5.41%, 7/1/32	42,000	43,614
5.60%, 5/29/34	28,000	28,857
Alliant Energy Finance LLC
4.25%, 6/15/28(e)	12,000	11,915
5.95%, 3/30/29(e)	192,000	202,068
3.60%, 3/1/32(e)	15,000	13,734
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(e)	82,000	80,888
6.75%, 4/15/28(e)	83,000	84,777
5.88%, 11/1/29(e)	51,000	50,468
Allied Universal Holdco LLC 7.88%, 2/15/31(e)	17,000	17,862
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 6/15/30(e)	50,000	51,546
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/28(e)	200,000	195,657
Investments	Principal Amount	Value
Allina Health System
3.89%, 4/15/49, Series 2019	$71,000	$54,191
2.90%, 11/15/51, Series 2021	36,000	22,144
Allison Transmission, Inc.
4.75%, 10/1/27(e)	40,000	39,715
5.88%, 6/1/29(e)	20,000	20,198
3.75%, 1/30/31(e)	41,000	37,857
Allstate Corp.
0.75%, 12/15/25	35,000	34,636
3.28%, 12/15/26	34,000	33,629
1.45%, 12/15/30	45,000	38,751
5.25%, 3/30/33	55,000	56,661
5.35%, 6/1/33	25,000	25,938
5.55%, 5/9/35	50,000	52,079
5.95%, 4/1/36	35,000	37,383
4.50%, 6/15/43	45,000	39,070
4.20%, 12/15/46	65,000	53,067
3.85%, 8/10/49	45,000	33,850
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.12% thereafter)(a)	61,000	63,127
Ally Financial, Inc.
5.75%, 11/20/25	45,000	45,038
4.75%, 6/9/27	148,000	148,741
7.10%, 11/15/27	107,000	112,884
2.20%, 11/2/28	45,000	42,006
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	52,943
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	70,000	74,344
8.00%, 11/1/31	128,000	146,047
8.00%, 11/1/31	143,000	163,751
6.70%, 2/14/33	20,000	20,802
Alpha Generation LLC 6.75%, 10/15/32(e)	40,000	41,311
Alphabet, Inc.
2.00%, 8/15/26	40,000	39,252
0.80%, 8/15/27	20,000	18,929
1.10%, 8/15/30	46,000	40,226
1.90%, 8/15/40	26,000	17,421
2.05%, 8/15/50	50,000	27,373
2.25%, 8/15/60	40,000	20,770
Alta Equipment Group, Inc. 9.00%, 6/1/29(b)(e)	330,000	314,157
Altria Group, Inc.
4.80%, 2/14/29	441,000	447,935
5.80%, 2/14/39	335,000	341,879
5.38%, 1/31/44	555,000	530,118
4.00%, 2/4/61(b)	309,000	217,845

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Amazon.com, Inc.
3.15%, 8/22/27	$440,000	$434,556
1.65%, 5/12/28	52,000	49,157
1.50%, 6/3/30	54,000	48,242
4.80%, 12/5/34	26,000	26,665
4.95%, 12/5/44(b)	380,000	367,594
4.25%, 8/22/57	69,000	56,094
AMC Entertainment Holdings, Inc. 7.50%, 2/15/29(e)	83,000	67,125
AMC Networks, Inc. 4.25%, 2/15/29(b)	2,000	1,648
Amcor Finance USA, Inc.
3.63%, 4/28/26	36,000	35,815
4.50%, 5/15/28	31,000	31,164
5.63%, 5/26/33	36,000	37,426
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	36,000	33,135
2.69%, 5/25/31	57,000	51,635
Amentum Holdings, Inc. 7.25%, 8/1/32(e)	40,000	41,757
Ameren Corp.
3.65%, 2/15/26	20,000	19,935
5.70%, 12/1/26	65,000	66,091
1.95%, 3/15/27	30,000	29,005
1.75%, 3/15/28	30,000	28,311
5.00%, 1/15/29	45,000	46,046
3.50%, 1/15/31	55,000	52,585
Ameren Illinois Co.
3.80%, 5/15/28	30,000	29,911
1.55%, 11/15/30	10,000	8,743
3.85%, 9/1/32(b)	10,000	9,540
4.95%, 6/1/33	10,000	10,174
4.15%, 3/15/46	20,000	16,414
3.70%, 12/1/47	33,000	24,958
4.50%, 3/15/49	20,000	16,905
3.25%, 3/15/50	20,000	13,469
2.90%, 6/15/51	38,000	23,727
5.90%, 12/1/52	15,000	15,332
5.55%, 7/1/54	41,000	40,307
American Airlines Pass-Through Trust
3.70%, 10/1/26, Series 2014-1, Class A	9,212	9,117
3.38%, 5/1/27, Series 2015-1, Class A	13,987	13,669
3.60%, 9/22/27, Series 2015-2, Class AA	9,178	8,986
3.58%, 1/15/28, Series 2016-1, Class AA	9,723	9,484
3.20%, 6/15/28, Series 2016-2, Class AA	43,704	42,096
3.00%, 10/15/28, Series 2016-3, Class AA	9,573	9,168
3.65%, 2/15/29, Series 2017-1, Class AA	9,460	9,176
3.35%, 10/15/29, Series 2017-2, Class AA	63,978	61,243
3.15%, 2/15/32, Series 2019-1, Class AA	23,853	22,082
2.88%, 7/11/34, Series 2021-1, Class A	15,104	13,536
Investments	Principal Amount	Value
American Airlines, Inc.
7.25%, 2/15/28(b)(e)	$30,000	$30,792
8.50%, 5/15/29(b)(e)	40,000	41,952
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(e)	17,500	17,519
5.75%, 4/20/29(e)	121,000	121,810
American Assets Trust LP 3.38%, 2/1/31	204,000	184,263
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	93,457
6.88%, 7/1/28(b)	35,000	35,018
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(e)	29,000	28,394
3.88%, 11/15/29(e)	25,000	23,794
American Electric Power Co., Inc. 3.25%, 3/1/50	36,000	23,488
3.88%, 2/15/62, (3.875% fixed rate until 2/15/27; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	1,105,000	1,072,333
American Express Co.
4.90%, 2/13/26	90,000	90,168
3.13%, 5/20/26	80,000	79,405
1.65%, 11/4/26	80,000	77,783
5.65%, 4/23/27, (5.645% fixed rate until 4/23/26; Secured Overnight Financing Index + 0.75% thereafter)(a)	90,000	90,746
3.30%, 5/3/27	121,000	119,620
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	90,000	90,867
5.85%, 11/5/27	110,000	114,151
4.05%, 5/3/29	170,000	170,525
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	113,510
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	97,000	101,326
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	30,000	32,855
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)	15,000	15,127
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	26,000	25,570
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	25,405
5.63%, 7/28/34, (5.625% fixed rate until 7/28/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)	10,000	10,350

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	$10,000	$10,549
4.05%, 12/3/42	45,000	38,131
American Express Credit Corp. 3.30%, 5/3/27	224,000	221,691
American Financial Group, Inc.
5.25%, 4/2/30	22,000	22,882
4.50%, 6/15/47	55,000	45,191
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	29,966
4.90%, 2/15/29	25,000	25,467
2.38%, 7/15/31	30,000	26,523
3.63%, 4/15/32	43,000	40,016
5.50%, 2/1/34	45,000	46,166
3.38%, 7/15/51	25,000	16,386
4.30%, 4/15/52	50,000	38,549
American Honda Finance Corp.
4.90%, 3/12/27	151,000	152,604
4.70%, 1/12/28	136,000	137,868
3.50%, 2/15/28	37,000	36,517
2.00%, 3/24/28	55,000	52,168
5.13%, 7/7/28	59,000	60,587
5.65%, 11/15/28	59,000	61,585
2.25%, 1/12/29	40,000	37,549
4.90%, 3/13/29	55,000	56,224
4.60%, 4/17/30	14,000	14,148
5.85%, 10/4/30	10,000	10,650
1.80%, 1/13/31	11,000	9,605
American International Group, Inc.
3.40%, 6/30/30	24,000	23,091
5.13%, 3/27/33	75,000	76,579
3.88%, 1/15/35	46,000	42,406
4.50%, 7/16/44	68,000	59,263
4.75%, 4/1/48	91,000	80,126
4.38%, 6/30/50	121,000	99,522
American National Group, Inc.
5.00%, 6/15/27	29,000	29,228
5.75%, 10/1/29	34,000	35,146
6.14%, 6/13/32(e)	20,000	20,687
American Tower Corp.
1.30%, 9/15/25	30,000	29,960
4.40%, 2/15/26	31,000	31,011
1.60%, 4/15/26	45,000	44,222
1.45%, 9/15/26	35,000	34,003
3.38%, 10/15/26	60,000	59,431
2.75%, 1/15/27	45,000	44,134
3.13%, 1/15/27	25,000	24,629
3.65%, 3/15/27	40,000	39,699
3.55%, 7/15/27	46,000	45,507
3.60%, 1/15/28	45,000	44,420
Investments	Principal Amount	Value
1.50%, 1/31/28	$40,000	$37,550
5.50%, 3/15/28	45,000	46,391
5.25%, 7/15/28	40,000	41,151
5.80%, 11/15/28	45,000	47,062
5.20%, 2/15/29	40,000	41,162
3.95%, 3/15/29	35,000	34,633
3.80%, 8/15/29	120,000	117,578
2.90%, 1/15/30	55,000	51,727
2.10%, 6/15/30	55,000	49,487
1.88%, 10/15/30	55,000	48,491
2.70%, 4/15/31	50,000	45,381
2.30%, 9/15/31	50,000	44,042
4.05%, 3/15/32	45,000	43,382
5.65%, 3/15/33	55,000	57,505
5.55%, 7/15/33	60,000	62,351
5.90%, 11/15/33	56,000	59,532
5.45%, 2/15/34	45,000	46,446
3.70%, 10/15/49	55,000	40,000
3.10%, 6/15/50(b)	95,000	61,749
2.95%, 1/15/51(b)	95,000	59,531
American Transmission Systems, Inc.
2.65%, 1/15/32(e)	25,000	22,253
5.00%, 9/1/44(e)	16,000	14,673
American University 3.67%, 4/1/49, Series 2019	106,000	79,529
American Water Capital Corp.
2.95%, 9/1/27	35,000	34,296
3.75%, 9/1/28	39,000	38,748
3.45%, 6/1/29	40,000	39,098
2.80%, 5/1/30	36,000	33,823
2.30%, 6/1/31	40,000	35,684
4.45%, 6/1/32	55,000	54,766
5.15%, 3/1/34	50,000	51,185
6.59%, 10/15/37	70,000	78,750
4.30%, 12/1/42	45,000	38,529
4.30%, 9/1/45	30,000	25,695
4.00%, 12/1/46	69,000	55,382
3.75%, 9/1/47	68,000	51,527
4.20%, 9/1/48	70,000	56,374
4.15%, 6/1/49	50,000	39,607
3.45%, 5/1/50	45,000	31,697
3.25%, 6/1/51	50,000	33,635
5.45%, 3/1/54	65,000	62,552
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 5/20/27	138,000	137,803
Ameriprise Financial, Inc.
2.88%, 9/15/26	32,000	31,603
5.70%, 12/15/28	39,000	40,889
4.50%, 5/13/32	10,000	9,992
5.15%, 5/15/33	15,000	15,434

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
AmFam Holdings, Inc.
2.81%, 3/11/31(e)	$35,000	$30,382
3.83%, 3/11/51(e)	50,000	31,712
Amgen, Inc.
2.30%, 2/25/31	825,000	741,088
6.40%, 2/1/39	1,871,000	2,030,290
3.15%, 2/21/40	437,000	338,659
5.65%, 6/15/42	100,000	100,108
5.60%, 3/2/43	54,000	53,390
4.40%, 5/1/45	119,000	100,795
4.56%, 6/15/48	119,000	100,490
5.75%, 3/2/63	175,000	168,091
AMN Healthcare, Inc.
4.63%, 10/1/27(e)	20,000	19,693
4.00%, 4/15/29(b)(e)	22,000	20,549
Amphenol Corp.
4.75%, 3/30/26	22,000	22,051
5.05%, 4/5/27	27,000	27,419
5.05%, 4/5/29	27,000	27,863
4.35%, 6/1/29	36,000	36,371
2.80%, 2/15/30	64,000	60,541
5.25%, 4/5/34(b)	43,000	44,454
Amrize Finance U.S. LLC 3.50%, 9/22/26(e)	214,000	211,860
Amsted Industries, Inc. 4.63%, 5/15/30(e)	16,000	15,473
AmWINS Group, Inc. 4.88%, 6/30/29(e)	59,000	57,644
Analog Devices, Inc.
3.50%, 12/5/26	62,000	61,640
3.45%, 6/15/27	29,000	28,781
1.70%, 10/1/28	52,000	48,599
2.10%, 10/1/31	21,000	18,567
5.05%, 4/1/34	11,000	11,326
2.80%, 10/1/41	37,000	26,861
5.30%, 12/15/45	17,000	16,442
2.95%, 10/1/51	86,000	55,243
5.30%, 4/1/54	27,000	25,844
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(e)	27,000	27,037
5.75%, 1/15/28(e)	27,000	27,080
5.38%, 6/15/29(e)	31,000	30,885
6.63%, 2/1/32(e)	89,000	92,108
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(b)(e)	27,000	26,619
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(e)	24,000	22,394
5.25%, 4/15/30(e)	19,000	16,665
Investments	Principal Amount	Value
Aon Corp.
4.50%, 12/15/28	$20,000	$20,204
3.75%, 5/2/29	55,000	54,223
2.80%, 5/15/30	111,000	104,156
6.25%, 9/30/40	72,000	77,620
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	35,000	34,297
2.05%, 8/23/31	30,000	26,256
2.60%, 12/2/31	35,000	31,369
5.00%, 9/12/32	35,000	35,774
5.35%, 2/28/33	55,000	56,948
2.90%, 8/23/51	55,000	33,676
3.90%, 2/28/52	80,000	58,734
Aon Global Ltd.
3.88%, 12/15/25	45,000	44,917
4.60%, 6/14/44	50,000	43,391
4.75%, 5/15/45	55,000	48,218
Aon North America, Inc.
5.13%, 3/1/27	35,000	35,495
5.15%, 3/1/29	60,000	61,770
5.30%, 3/1/31	45,000	46,921
5.45%, 3/1/34	125,000	129,108
5.75%, 3/1/54	180,000	175,801
APA Corp.
4.38%, 10/15/28(e)	20,000	19,476
4.25%, 1/15/30(e)	37,000	35,829
6.00%, 1/15/37(e)	40,000	37,043
5.25%, 2/1/42(e)	15,000	11,823
4.75%, 4/15/43(e)	7,000	5,298
5.35%, 7/1/49(e)	86,000	68,469
APi Group DE, Inc.
4.13%, 7/15/29(e)	14,000	13,486
4.75%, 10/15/29(e)	11,000	10,824
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(e)	20,000	19,213
Apollo Debt Solutions BDC
6.90%, 4/13/29	41,000	43,120
6.70%, 7/29/31	42,000	44,471
Apollo Global Management, Inc. 6.38%, 11/15/33	10,000	10,987
Apollo Management Holdings LP
4.40%, 5/27/26(e)	20,000	19,979
4.87%, 2/15/29(e)	28,000	28,391
2.65%, 6/5/30(e)	20,000	18,464
Appalachian Power Co.
7.00%, 4/1/38	515,000	579,096
4.45%, 6/1/45	309,000	254,275
Apple, Inc.
3.25%, 2/23/26	67,000	66,691
3.35%, 2/9/27	412,000	409,196

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
1.20%, 2/8/28	$51,000	$47,997
1.65%, 5/11/30	36,000	32,467
2.38%, 2/8/41	309,000	216,671
3.85%, 5/4/43	412,000	344,508
2.65%, 5/11/50	291,000	180,278
Applied Materials, Inc.
3.30%, 4/1/27	206,000	204,217
4.35%, 4/1/47	49,000	41,792
2.75%, 6/1/50	131,000	81,895
AppLovin Corp.
5.13%, 12/1/29	539,000	551,352
5.38%, 12/1/31	168,000	172,997
5.50%, 12/1/34	88,000	89,815
5.95%, 12/1/54	48,000	46,877
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	20,000	19,930
3.25%, 3/1/32(b)	55,000	49,884
4.40%, 10/1/46	25,000	19,308
5.40%, 3/15/49	30,000	26,282
3.10%, 12/1/51	135,000	81,433
4.15%, 5/1/52	90,000	65,132
Aramark Services, Inc. 5.00%, 2/1/28(e)	47,000	46,723
Arch Capital Finance LLC
4.01%, 12/15/26	30,000	29,945
5.03%, 12/15/46	40,000	36,227
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	28,942
3.64%, 6/30/50	90,000	65,229
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	45,000	41,895
Archer-Daniels-Midland Co.
2.90%, 3/1/32	15,000	13,652
4.50%, 8/15/33	10,000	9,884
5.38%, 9/15/35	19,000	19,936
4.54%, 3/26/42	55,000	48,858
4.02%, 4/16/43	20,000	16,606
3.75%, 9/15/47	22,000	16,699
4.50%, 3/15/49	33,000	27,918
2.70%, 9/15/51	108,000	65,156
Arches Buyer, Inc.
4.25%, 6/1/28(e)	39,000	37,957
6.13%, 12/1/28(e)	20,000	19,407
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(e)	8,000	8,014
6.25%, 4/1/28(e)	33,000	33,137
Arcosa, Inc.
4.38%, 4/15/29(e)	16,000	15,560
6.88%, 8/15/32(e)	24,000	25,054
Investments	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 6/15/27(e)	$200,000	$200,253
Ares Capital Corp. 2.88%, 6/15/28	514,000	490,732
Ares Finance Co. II LLC 3.25%, 6/15/30(e)	116,000	109,493
Ares Finance Co. III LLC 4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(e)	18,000	17,685
Ares Finance Co. IV LLC 3.65%, 2/1/52(e)	20,000	13,861
Ares Management Corp. 6.38%, 11/10/28	30,000	31,836
Ares Strategic Income Fund
5.45%, 9/9/28(e)	287,000	289,053
6.35%, 8/15/29	50,000	51,762
6.20%, 3/21/32	197,000	202,602
Aretec Group, Inc.
7.50%, 4/1/29(e)	36,000	36,204
10.00%, 8/15/30(e)	29,000	31,692
Arizona Public Service Co.
2.95%, 9/15/27	204,000	199,239
4.35%, 11/15/45	22,000	18,044
3.35%, 5/15/50	350,000	239,273
Arko Corp. 5.13%, 11/15/29(e)	18,000	15,220
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	29,622
2.95%, 2/15/32	36,000	31,834
5.88%, 4/10/34	36,000	37,396
Arsenal AIC Parent LLC
8.00%, 10/1/30(e)	29,000	30,764
11.50%, 10/1/31(e)	20,000	22,309
Artera Services LLC 8.50%, 2/15/31(b)(e)	25,000	21,858
Arthur J Gallagher & Co.
2.40%, 11/9/31	30,000	26,566
5.50%, 3/2/33	25,000	25,882
6.50%, 2/15/34	30,000	32,963
5.45%, 7/15/34	45,000	46,319
3.50%, 5/20/51	75,000	51,671
3.05%, 3/9/52	30,000	18,780
5.75%, 3/2/53	55,000	53,151
6.75%, 2/15/54	261,000	285,122
5.75%, 7/15/54	55,000	53,157
Asbury Automotive Group, Inc. 4.63%, 11/15/29(e)	96,000	93,411

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Ascension Health
2.53%, 11/15/29, Series B	$18,000	$16,928
3.11%, 11/15/39, Series B	12,000	9,439
3.95%, 11/15/46	35,000	27,871
4.85%, 11/15/53	72,000	64,043
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/29(e)	45,000	44,990
Ashland, Inc. 3.38%, 9/1/31(e)	44,000	39,243
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 8/1/29(e)	14,000	13,494
4.63%, 4/1/30(e)	18,000	17,033
ASP Unifrax Holdings, Inc. 7.10%, 9/30/29, PIK(e)	79,741	39,582
Assurant, Inc.
4.90%, 3/27/28	18,000	18,264
3.70%, 2/22/30	25,000	24,230
2.65%, 1/15/32	25,000	21,807
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.135% thereafter)(a)	17,000	17,418
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	22,000	23,169
3.15%, 6/15/31(b)	38,000	35,575
3.60%, 9/15/51(b)	49,000	33,548
AT&T, Inc.
2.55%, 12/1/33	1,365,000	1,149,127
4.50%, 5/15/35	327,000	312,590
5.25%, 3/1/37	95,000	95,322
5.35%, 9/1/40	11,000	10,845
3.50%, 6/1/41	589,000	461,217
5.55%, 8/15/41	995,000	980,231
5.15%, 3/15/42	89,000	83,983
4.30%, 12/15/42	65,000	55,000
3.10%, 2/1/43	60,000	43,483
5.15%, 11/15/46	385,000	353,279
5.65%, 2/15/47	95,000	94,818
3.65%, 6/1/51	412,000	288,001
3.50%, 9/15/53	679,000	454,429
3.55%, 9/15/55	680,000	453,171
3.80%, 12/1/57	753,000	519,173
AthenaHealth Group, Inc. 6.50%, 2/15/30(e)	209,000	205,137
Athene Global Funding
1.99%, 8/19/28(e)	308,000	288,592
5.53%, 7/11/31(e)	50,000	51,621
Athene Holding Ltd.
3.95%, 5/25/51	453,000	319,419
3.45%, 5/15/52	40,000	25,287
Investments	Principal Amount	Value
ATI, Inc.
5.88%, 12/1/27	$31,000	$31,153
4.88%, 10/1/29(b)	13,000	12,751
7.25%, 8/15/30(b)	17,000	17,918
5.13%, 10/1/31(b)	24,000	23,471
Atkore, Inc. 4.25%, 6/1/31(e)	16,000	14,856
Atlantic City Electric Co.
4.00%, 10/15/28	19,000	18,962
2.30%, 3/15/31	7,000	6,300
Atlassian Corp.
5.25%, 5/15/29	30,000	30,902
5.50%, 5/15/34	35,000	35,808
Atmos Energy Corp.
2.63%, 9/15/29	110,000	103,957
2.85%, 2/15/52	316,000	193,219
Autodesk, Inc.
3.50%, 6/15/27	165,000	163,222
2.85%, 1/15/30	96,000	90,674
2.40%, 12/15/31	71,000	62,572
AutoNation, Inc. 3.85%, 3/1/32	137,000	127,525
AutoZone, Inc.
3.13%, 4/21/26	25,000	24,803
5.05%, 7/15/26	30,000	30,194
3.75%, 6/1/27	35,000	34,759
4.50%, 2/1/28	30,000	30,325
6.25%, 11/1/28	30,000	31,867
3.75%, 4/18/29	30,000	29,518
4.00%, 4/15/30	55,000	54,258
1.65%, 1/15/31	45,000	39,008
4.75%, 8/1/32	55,000	55,102
4.75%, 2/1/33	40,000	39,778
5.20%, 8/1/33	20,000	20,405
6.55%, 11/1/33	35,000	38,795
AvalonBay Communities, Inc.
3.30%, 6/1/29	182,000	176,741
2.45%, 1/15/31	6,000	5,457
2.05%, 1/15/32	14,000	12,175
3.90%, 10/15/46	17,000	13,287
4.35%, 4/15/48	15,000	12,552
Avantor Funding, Inc.
4.63%, 7/15/28(e)	63,000	62,030
3.88%, 11/1/29(e)	33,000	31,378
Avery Dennison Corp.
4.88%, 12/6/28	223,000	227,126
2.65%, 4/30/30	36,000	33,467
2.25%, 2/15/32	36,000	30,943
5.75%, 3/15/33	29,000	30,535

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Avianca Midco 2 PLC 9.00%, 12/1/28(e)	$45,000	$44,274
Aviation Capital Group LLC
4.88%, 10/1/25(e)	12,000	11,999
1.95%, 1/30/26(e)	31,000	30,656
1.95%, 9/20/26(e)	31,000	30,196
3.50%, 11/1/27(e)	31,000	30,409
6.25%, 4/15/28(e)	25,000	26,084
6.75%, 10/25/28(e)	30,000	31,980
6.38%, 7/15/30(e)	20,000	21,401
Avient Corp. 7.13%, 8/1/30(e)	30,000	31,023
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(e)	12,000	11,952
5.75%, 7/15/27(e)	14,000	13,959
4.75%, 4/1/28(e)	20,000	19,401
5.38%, 3/1/29(e)	88,000	85,423
8.00%, 2/15/31(b)(e)	20,000	20,684
8.38%, 6/15/32(e)	50,000	52,217
Avista Corp.
4.35%, 6/1/48	20,000	16,286
4.00%, 4/1/52	22,000	16,596
Avnet, Inc.
4.63%, 4/15/26	34,000	33,999
6.25%, 3/15/28	30,000	31,249
3.00%, 5/15/31	21,000	19,020
5.50%, 6/1/32	21,000	21,265
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(e)	150,000	149,710
AXIS Specialty Finance LLC
3.90%, 7/15/29	22,000	21,667
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	30,000	29,111
AXIS Specialty Finance PLC 4.00%, 12/6/27	21,000	20,876
Axon Enterprise, Inc. 6.25%, 3/15/33(e)	50,000	51,758
B&G Foods, Inc.
5.25%, 9/15/27	22,000	21,080
8.00%, 9/15/28(e)	22,000	21,652
Baker Hughes Holdings LLC 5.13%, 9/15/40	75,000	72,244
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	33,000	32,125
3.34%, 12/15/27	74,000	72,855
3.14%, 11/7/29	11,000	10,594
4.49%, 5/1/30	10,000	10,097
4.08%, 12/15/47	88,000	68,601
Investments	Principal Amount	Value
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(b)(e)	$25,000	$25,976
Ball Corp.
4.88%, 3/15/26	10,000	9,999
6.88%, 3/15/28	30,000	30,645
6.00%, 6/15/29	40,000	41,007
2.88%, 8/15/30	52,000	47,068
3.13%, 9/15/31	55,000	49,643
Baltimore Gas & Electric Co.
2.40%, 8/15/26	19,000	18,697
2.25%, 6/15/31	12,000	10,771
5.30%, 6/1/34	8,000	8,256
6.35%, 10/1/36	26,000	28,695
3.50%, 8/15/46	33,000	24,214
3.75%, 8/15/47	96,000	72,949
4.25%, 9/15/48	62,000	49,855
3.20%, 9/15/49	46,000	30,769
2.90%, 6/15/50	26,000	16,364
4.55%, 6/1/52	33,000	27,789
5.40%, 6/1/53	46,000	43,596
5.65%, 6/1/54	26,000	25,754
Bank of America Corp.
4.45%, 3/3/26	161,000	161,046
3.50%, 4/19/26	412,000	410,358
4.25%, 10/22/26	795,000	795,075
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	418,606
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,311,740
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	763,289
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	331,000	300,372
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	455,000	398,336
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	724,720
5.88%, 2/7/42	251,000	262,241
5.00%, 1/21/44	265,000	251,169
4.75%, 4/21/45, Series L	208,000	183,980
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	153,225
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(a)	394,000	310,351

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	$65,000	$40,466
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	65,000	46,177
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)(b)	221,000	141,999
Bank of America NA 6.00%, 10/15/36	616,000	658,873
Bank of New York Mellon Corp.
2.45%, 8/17/26	15,000	14,777
1.05%, 10/15/26	10,000	9,680
3.25%, 5/16/27	144,000	142,503
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	20,000	19,838
3.00%, 10/30/28	166,000	160,737
3.30%, 8/23/29	114,000	110,449
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	75,051
1.65%, 1/28/31	145,000	127,608
1.80%, 7/28/31	10,000	8,793
2.50%, 1/26/32	9,000	8,042
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,671
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	31,000	33,153
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	191,000	193,259
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	175,000	193,645
BankUnited, Inc. 5.13%, 6/11/30	314,000	314,534
Banner Health
2.34%, 1/1/30	6,000	5,562
1.90%, 1/1/31	6,000	5,324
2.91%, 1/1/42	7,000	5,105
3.18%, 1/1/50, Series 2020	6,000	4,017
2.91%, 1/1/51	53,000	33,426
Baptist Healthcare System Obligated Group 3.54%, 8/15/50, Series 20B	63,000	44,214
Basin Electric Power Cooperative 4.75%, 4/26/47(e)	36,000	31,237
Bath & Body Works, Inc.
6.63%, 10/1/30(e)	132,000	135,730
7.60%, 7/15/37	55,000	56,114
Investments	Principal Amount	Value
Bausch & Lomb Corp. 8.38%, 10/1/28(e)	$414,000	$432,181
Bausch Health Cos., Inc.
4.88%, 6/1/28(e)	203,000	183,476
6.25%, 2/15/29(e)	187,000	147,385
5.25%, 2/15/31(e)	100,000	67,865
Baxalta, Inc. 5.25%, 6/23/45	614,000	576,041
Baxter International, Inc.
2.60%, 8/15/26	45,000	44,303
1.92%, 2/1/27	90,000	87,068
2.27%, 12/1/28	75,000	70,347
3.95%, 4/1/30	35,000	34,388
1.73%, 4/1/31	45,000	38,559
3.50%, 8/15/46	116,000	80,526
3.13%, 12/1/51	146,000	89,689
Bayer Corp. 6.65%, 2/15/28(e)	245,000	257,080
Baylor Scott & White Holdings
1.78%, 11/15/30, Series 2021	6,000	5,321
4.19%, 11/15/45	77,000	63,634
3.97%, 11/15/46	8,000	6,370
2.84%, 11/15/50, Series 2021	18,000	11,333
Beazer Homes USA, Inc.
5.88%, 10/15/27	15,000	14,984
7.25%, 10/15/29	14,000	14,169
7.50%, 3/15/31(e)	10,000	10,154
Becton Dickinson & Co.
4.69%, 2/13/28	50,000	50,671
4.87%, 2/8/29	40,000	40,813
5.08%, 6/7/29	37,000	38,066
2.82%, 5/20/30	55,000	51,489
1.96%, 2/11/31	71,000	62,459
4.30%, 8/22/32	35,000	34,188
5.11%, 2/8/34	35,000	35,453
4.69%, 12/15/44	90,000	78,745
4.67%, 6/6/47	135,000	116,496
3.79%, 5/20/50	50,000	37,082
BellRing Brands, Inc. 7.00%, 3/15/30(e)	34,000	35,249
Belo Corp.
7.75%, 6/1/27	8,000	8,351
7.25%, 9/15/27	10,000	10,438
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	33,000	32,431
3.70%, 7/15/30	22,000	21,542
1.65%, 5/15/31	10,000	8,651
6.13%, 4/1/36	439,000	473,730
5.95%, 5/15/37	36,000	38,320
2.85%, 5/15/51	85,000	51,949
See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	$209,000	$173,283
4.25%, 1/15/49	29,000	24,159
2.85%, 10/15/50	35,000	22,221
Berkshire Hathaway, Inc. 3.13%, 3/15/26	99,000	98,430
Berry Global, Inc.
4.88%, 7/15/26(e)	25,000	25,003
1.65%, 1/15/27	84,000	81,112
5.50%, 4/15/28	30,000	30,929
5.80%, 6/15/31	56,000	59,293
5.65%, 1/15/34	57,000	59,305
Best Buy Co., Inc. 4.45%, 10/1/28	240,000	241,849
Biogen, Inc.
2.25%, 5/1/30	105,000	95,602
5.20%, 9/15/45	100,000	89,719
3.15%, 5/1/50(b)	135,000	84,241
3.25%, 2/15/51	65,000	41,037
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	24,000	23,655
3.70%, 3/15/32	57,000	53,119
Black Hills Corp.
3.15%, 1/15/27	25,000	24,628
5.95%, 3/15/28	22,000	22,886
3.05%, 10/15/29	29,000	27,445
2.50%, 6/15/30	29,000	26,631
4.35%, 5/1/33	29,000	27,710
6.15%, 5/15/34	41,000	43,503
6.00%, 1/15/35	31,000	32,626
4.20%, 9/15/46	103,000	80,567
3.88%, 10/15/49	38,000	27,684
BlackRock Funding, Inc.
4.60%, 7/26/27	16,000	16,207
4.70%, 3/14/29	10,000	10,257
5.00%, 3/14/34	20,000	20,560
4.90%, 1/8/35	10,000	10,171
5.25%, 3/14/54	31,000	29,456
5.35%, 1/8/55	24,000	23,145
Blackrock, Inc.
3.20%, 3/15/27	14,000	13,869
3.25%, 4/30/29	20,000	19,576
2.40%, 4/30/30	20,000	18,585
1.90%, 1/28/31	25,000	22,271
2.10%, 2/25/32	20,000	17,447
4.75%, 5/25/33	25,000	25,378
Blackstone Holdings Finance Co. LLC 6.20%, 4/22/33(e)	360,000	390,069
Blackstone Private Credit Fund
2.63%, 12/15/26	75,000	73,101
3.25%, 3/15/27	61,000	59,729
Investments	Principal Amount	Value
7.30%, 11/27/28	$30,000	$32,087
4.00%, 1/15/29	40,000	39,078
6.25%, 1/25/31	35,000	36,581
Blackstone Secured Lending Fund 2.75%, 9/16/26	97,000	95,240
Block Financial LLC
5.25%, 10/1/25	21,000	21,002
2.50%, 7/15/28	220,000	208,575
3.88%, 8/15/30	77,000	73,972
Block, Inc.
2.75%, 6/1/26	41,000	40,405
3.50%, 6/1/31(b)	41,000	37,907
6.50%, 5/15/32	82,000	85,027
Blue Owl Capital Corp.
3.40%, 7/15/26	114,000	112,625
2.88%, 6/11/28	414,000	391,261
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	21,571
4.70%, 2/8/27	31,000	30,909
7.75%, 9/16/27	37,000	38,863
7.95%, 6/13/28	40,000	42,848
7.75%, 1/15/29	34,000	36,424
6.65%, 3/15/31	54,000	56,444
Blue Owl Finance LLC 3.13%, 6/10/31	151,000	137,034
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26(e)	12,000	12,012
7.00%, 7/15/29(e)	20,000	20,829
7.25%, 7/15/32(e)	20,000	21,251
Boardwalk Pipelines LP
5.95%, 6/1/26	34,000	34,232
4.45%, 7/15/27	31,000	31,070
4.80%, 5/3/29	36,000	36,552
3.40%, 2/15/31	36,000	33,558
3.60%, 9/1/32	36,000	32,996
5.63%, 8/1/34	54,000	55,365
Boeing Co.
5.04%, 5/1/27	412,000	416,003
5.15%, 5/1/30	683,000	700,536
3.50%, 3/1/39	572,000	455,219
5.81%, 5/1/50	50,000	48,122
6.86%, 5/1/54	348,000	382,064
5.93%, 5/1/60	1,026,000	986,307
Boise Cascade Co. 4.88%, 7/1/30(b)(e)	16,000	15,683
Bon Secours Mercy Health, Inc. 3.46%, 6/1/30	11,000	10,660
Boost Newco Borrower LLC 7.50%, 1/15/31(e)	200,000	212,230

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
BorgWarner, Inc.
2.65%, 7/1/27	$252,000	$245,384
4.38%, 3/15/45	41,000	34,116
Boston Properties LP
4.50%, 12/1/28	62,000	62,039
3.40%, 6/21/29	53,000	50,827
2.90%, 3/15/30	409,000	379,710
2.55%, 4/1/32	147,000	126,110
Boston Scientific Corp.
4.00%, 3/1/28	20,000	20,059
6.50%, 11/15/35	30,000	33,455
4.55%, 3/1/39	40,000	37,871
7.38%, 1/15/40	25,000	30,240
4.70%, 3/1/49(b)	60,000	53,201
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,801
4.75%, 6/15/31(e)	77,000	74,175
Boyne USA, Inc. 4.75%, 5/15/29(e)	28,000	27,508
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	410,972
3.63%, 4/6/30	155,000	151,654
1.75%, 8/10/30	20,000	17,782
4.81%, 2/13/33	350,000	351,498
5.23%, 11/17/34	33,000	33,703
3.06%, 6/17/41	89,000	65,967
3.00%, 2/24/50	138,000	87,971
2.77%, 11/10/50	98,000	59,320
3.38%, 2/8/61	132,000	84,639
Brand Industrial Services, Inc. 10.38%, 8/1/30(e)	55,000	54,063
Brandywine Operating Partnership LP
3.95%, 11/15/27	18,000	17,559
8.30%, 3/15/28	51,000	54,406
Brighthouse Financial, Inc. 5.63%, 5/15/30(b)	399,000	409,142
Brightline East LLC 11.00%, 1/31/30(e)	200,000	116,069
Brink’s Co. 4.63%, 10/15/27(e)	55,000	54,561
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	68,904
3.90%, 2/20/28	412,000	411,979
4.13%, 6/15/39	976,000	868,443
4.55%, 2/20/48	167,000	142,439
2.55%, 11/13/50	98,000	56,968
3.90%, 3/15/62	129,000	91,377
6.40%, 11/15/63	56,000	59,922
5.65%, 2/22/64	210,000	201,426
Investments	Principal Amount	Value
Brixmor Operating Partnership LP
4.13%, 6/15/26	$35,000	$34,907
3.90%, 3/15/27	25,000	24,864
2.25%, 4/1/28	20,000	19,052
4.13%, 5/15/29	55,000	54,516
4.05%, 7/1/30	57,000	55,884
2.50%, 8/16/31(b)	35,000	31,053
5.50%, 2/15/34	30,000	30,599
5.75%, 2/15/35	31,000	32,185
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/28	49,000	48,366
Broadcom, Inc.
5.05%, 7/12/27	78,000	79,256
1.95%, 2/15/28(e)	47,000	44,714
4.15%, 2/15/28	50,000	50,053
4.00%, 4/15/29(e)	25,000	24,835
4.75%, 4/15/29	103,000	104,899
5.05%, 7/12/29	129,000	132,657
4.35%, 2/15/30	108,000	108,245
5.00%, 4/15/30	470,000	483,640
4.15%, 11/15/30	133,000	131,765
2.45%, 2/15/31(e)	136,000	122,966
4.30%, 11/15/32	178,000	173,526
3.14%, 11/15/35(e)	1,630,000	1,379,220
4.93%, 5/15/37(e)	434,000	422,473
3.75%, 2/15/51(b)(e)	44,000	32,863
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	29,743
2.90%, 12/1/29	54,000	51,111
2.60%, 5/1/31	72,000	64,880
BroadStreet Partners, Inc. 5.88%, 4/15/29(e)	34,000	33,848
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(e)	27,000	26,986
4.50%, 4/1/27(e)	21,000	20,642
Brown & Brown, Inc. 2.38%, 3/15/31	544,000	483,740
Brown-Forman Corp.
4.75%, 4/15/33	13,000	13,084
4.00%, 4/15/38	16,000	14,176
4.50%, 7/15/45	27,000	23,342
Brunswick Corp.
5.85%, 3/18/29(b)	136,000	140,959
2.40%, 8/18/31	136,000	117,668
4.40%, 9/15/32	32,000	30,115
5.10%, 4/1/52	293,000	224,186
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,749
4.13%, 12/1/27	22,000	21,677

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.50%, 3/1/28(e)	$21,000	$20,723
5.85%, 11/15/43	27,000	24,457
5.60%, 10/15/44	12,000	10,434
Builders FirstSource, Inc.
5.00%, 3/1/30(e)	23,000	22,770
4.25%, 2/1/32(e)	54,000	50,784
6.38%, 6/15/32(e)	29,000	30,000
6.38%, 3/1/34(b)(e)	41,000	42,324
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	43,000	42,619
4.90%, 4/21/27	200,000	202,097
3.75%, 9/25/27	37,000	36,745
2.75%, 5/14/31	72,000	65,836
Burford Capital Global Finance LLC 6.25%, 4/15/28(e)	200,000	200,463
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	535,000	472,115
3.55%, 2/15/50	166,000	120,231
3.05%, 2/15/51	38,000	24,867
3.30%, 9/15/51	274,000	187,824
2.88%, 6/15/52	196,000	121,631
4.45%, 1/15/53	75,000	62,360
5.50%, 3/15/55	85,000	82,701
Burlington Resources LLC
7.20%, 8/15/31	109,000	124,521
5.95%, 10/15/36	40,000	42,717
BWX Technologies, Inc.
4.13%, 6/30/28(e)	16,000	15,633
4.13%, 4/15/29(e)	16,000	15,453
Cable One, Inc.
4.00%, 11/15/30(b)(e)	27,000	22,339
Cabot Corp.
4.00%, 7/1/29	21,000	20,774
5.00%, 6/30/32	28,000	28,268
Caesars Entertainment, Inc.
7.00%, 2/15/30(e)	74,000	76,605
6.50%, 2/15/32(e)	111,000	113,864
California Institute of Technology
4.32%, 8/1/45	55,000	46,824
4.70%, 11/1/11	17,000	13,713
3.65%, 9/1/19	26,000	16,388
California Resources Corp.
7.13%, 2/1/26(e)	6,000	6,009
8.25%, 6/15/29(e)	25,000	25,872
Calpine Corp.
4.50%, 2/15/28(e)	52,000	51,557
5.13%, 3/15/28(e)	58,000	57,975
4.63%, 2/1/29(e)	27,000	26,704
5.00%, 2/1/31(e)	35,000	34,733
3.75%, 3/1/31(e)	37,000	35,170
Investments	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 1/15/27(e)	$73,000	$73,093
9.75%, 7/15/28(e)	45,000	44,188
Camden Property Trust
5.85%, 11/3/26	35,000	35,637
4.10%, 10/15/28	28,000	28,044
3.15%, 7/1/29	12,000	11,536
2.80%, 5/15/30	15,000	14,079
4.90%, 1/15/34	8,000	8,032
3.35%, 11/1/49	15,000	10,439
Camelot Return Merger Sub, Inc. 8.75%, 8/1/28(e)	29,000	27,929
Cameron LNG LLC
2.90%, 7/15/31(e)	33,000	30,115
3.30%, 1/15/35(e)	34,000	29,282
3.40%, 1/15/38(e)	122,000	104,989
3.70%, 1/15/39(e)	37,000	31,510
Campbell Soup Co.
5.30%, 3/20/26	25,000	25,132
5.20%, 3/19/27	30,000	30,458
4.15%, 3/15/28	60,000	59,999
5.20%, 3/21/29	35,000	35,966
2.38%, 4/24/30	35,000	31,994
5.40%, 3/21/34	70,000	71,084
4.80%, 3/15/48	65,000	56,231
3.13%, 4/24/50	45,000	28,801
Capital One Financial Corp.
3.65%, 5/11/27	359,000	355,976
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	45,000	46,377
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	175,000	170,076
3.80%, 1/31/28	85,000	84,254
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	95,000	95,993
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	60,000	61,612
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	210,000	220,502
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	84,000	87,249
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	100,000	96,411

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	$65,000	$66,847
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)	125,000	141,882
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	60,320
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	35,000	31,096
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)(b)	80,000	81,462
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	90,000	93,712
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	134,364
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	73,819
6.18%, 1/30/36, (6.183% fixed rate until 1/30/35; Secured Overnight Financing Rate + 2.036% thereafter)(a)(b)	208,000	214,727
Capstone Borrower, Inc. 8.00%, 6/15/30(e)	20,000	20,949
Cardinal Health, Inc.
3.75%, 9/15/25	30,000	29,992
3.41%, 6/15/27	75,000	74,044
5.13%, 2/15/29	40,000	41,152
5.45%, 2/15/34	35,000	35,995
4.60%, 3/15/43	30,000	25,630
4.50%, 11/15/44	106,000	88,298
4.90%, 9/15/45	124,000	109,091
4.37%, 6/15/47	50,000	40,402
Cargill, Inc.
4.88%, 10/10/25(e)	30,000	30,011
0.75%, 2/2/26(e)	20,000	19,707
4.50%, 6/24/26(e)	25,000	25,070
3.63%, 4/22/27(e)	20,000	19,929
3.25%, 5/23/29(e)	25,000	24,303
2.13%, 4/23/30(e)	30,000	27,529
1.70%, 2/2/31(e)	20,000	17,588
2.13%, 11/10/31(e)	40,000	35,154
4.00%, 6/22/32(e)	25,000	24,189
5.13%, 10/11/32(e)	20,000	20,713
4.75%, 4/24/33(e)	20,000	20,110
4.76%, 11/23/45(e)	25,000	22,353
3.88%, 5/23/49(e)	109,000	83,308
Investments	Principal Amount	Value
3.13%, 5/25/51(e)	$30,000	$19,763
4.38%, 4/22/52(e)	20,000	16,460
Carlisle Cos., Inc.
3.75%, 12/1/27	37,000	36,668
2.75%, 3/1/30(b)	54,000	50,507
2.20%, 3/1/32	39,000	33,433
Carlyle Holdings II Finance LLC 5.63%, 3/30/43(e)	40,000	38,969
Carnival Corp. 4.00%, 8/1/28(e)	222,000	218,158
Carrier Global Corp.
2.70%, 2/15/31	55,000	50,612
5.90%, 3/15/34	142,000	151,544
3.38%, 4/5/40	135,000	107,942
3.58%, 4/5/50	125,000	91,432
6.20%, 3/15/54	45,000	47,972
Carvana Co.
9.00%, 12/1/28, PIK(e)	38,261	39,169
9.00%, 6/1/30, PIK(e)	68,160	71,270
9.00%, 6/1/31, PIK(e)	307,099	348,637
Caterpillar Financial Services Corp.
5.05%, 2/27/26	60,000	60,240
0.90%, 3/2/26	55,000	54,115
4.35%, 5/15/26	90,000	90,100
2.40%, 8/9/26	20,000	19,703
1.15%, 9/14/26(b)	35,000	33,991
4.45%, 10/16/26	41,000	41,224
1.70%, 1/8/27	35,000	33,994
4.50%, 1/8/27	35,000	35,267
5.00%, 5/14/27	238,000	242,100
3.60%, 8/12/27	50,000	49,724
1.10%, 9/14/27	55,000	52,074
4.40%, 10/15/27	36,000	36,372
4.85%, 2/27/29	45,000	46,234
4.38%, 8/16/29	33,000	33,487
Caterpillar, Inc.
2.60%, 9/19/29	10,000	9,471
2.60%, 4/9/30	15,000	14,097
1.90%, 3/12/31	10,000	8,916
5.30%, 9/15/35	25,000	25,873
6.05%, 8/15/36	50,000	54,873
5.20%, 5/27/41	35,000	34,674
3.80%, 8/15/42	75,000	61,849
4.30%, 5/15/44	22,000	19,091
3.25%, 9/19/49	356,000	249,475
3.25%, 4/9/50	120,000	83,862
4.75%, 5/15/64	56,000	48,845
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	36,000	24,224

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
CBRE Services, Inc.
5.50%, 4/1/29	$36,000	$37,352
2.50%, 4/1/31	36,000	32,446
5.95%, 8/15/34	91,000	96,535
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 2/1/32(b)(e)	470,000	436,349
4.50%, 5/1/32	457,000	418,342
4.25%, 1/15/34(b)(e)	450,000	391,000
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	312,000	305,423
3.28%, 12/1/28	31,000	29,886
3.25%, 2/15/29	43,000	41,162
5.10%, 3/1/30	121,000	123,211
3.57%, 12/1/31	71,000	66,151
Celanese U.S. Holdings LLC
6.67%, 7/15/27	266,000	274,014
6.83%, 7/15/29	100,000	104,227
6.88%, 7/15/32(b)	72,000	74,473
7.20%, 11/15/33	20,000	20,816
Centene Corp.
4.25%, 12/15/27	150,000	146,594
2.45%, 7/15/28	140,000	129,489
4.63%, 12/15/29	250,000	240,954
3.38%, 2/15/30	145,000	132,362
3.00%, 10/15/30	155,000	137,079
2.50%, 3/1/31	155,000	132,229
2.63%, 8/1/31	95,000	80,604
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	304,396
3.55%, 8/1/42	27,000	20,931
2.90%, 7/1/50, Series AD	40,000	25,435
3.35%, 4/1/51, Series AF	281,000	192,201
3.60%, 3/1/52, Series AH	33,000	23,808
4.85%, 10/1/52, Series AJ	146,000	129,714
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	58,991
5.40%, 3/1/33	2,000	2,049
Central Garden & Pet Co. 4.13%, 10/15/30	45,000	42,604
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/29(e)	171,000	144,537
Century Communities, Inc.
6.75%, 6/1/27	41,000	41,082
3.88%, 8/15/29(e)	25,000	23,342
CF Industries, Inc.
5.38%, 3/15/44	194,000	181,752
Champions Financing, Inc.
8.75%, 2/15/29(b)(e)	25,000	23,842
Charles River Laboratories International, Inc.
4.25%, 5/1/28(e)	20,000	19,564
3.75%, 3/15/29(e)	20,000	18,982
4.00%, 3/15/31(e)	20,000	18,538
Investments	Principal Amount	Value
Charles Schwab Corp.
3.20%, 3/2/27	$184,000	$181,723
3.20%, 1/25/28	412,000	404,430
4.63%, 3/22/30	221,000	225,933
Chart Industries, Inc.
7.50%, 1/1/30(e)	66,000	69,171
9.50%, 1/1/31(e)	21,000	22,520
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38	340,000	318,672
6.48%, 10/23/45	412,000	400,801
5.38%, 5/1/47	738,000	628,844
5.75%, 4/1/48	533,000	475,605
6.83%, 10/23/55	177,000	177,261
3.85%, 4/1/61	450,000	275,273
3.95%, 6/30/62	286,000	177,501
Chemours Co.
5.75%, 11/15/28(e)	76,000	73,270
4.63%, 11/15/29(e)	2,000	1,789
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,808
3.70%, 11/15/29	80,000	77,766
2.74%, 12/31/39	51,000	42,108
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	104,775
4.00%, 3/1/31	105,000	101,242
3.25%, 1/31/32	85,000	76,982
5.95%, 6/30/33	100,000	104,796
5.75%, 8/15/34	109,000	112,010
Cheniere Energy, Inc.
4.63%, 10/15/28	92,000	91,936
5.65%, 4/15/34	136,000	138,865
Chesapeake Energy Corp.
5.88%, 2/1/29(e)	20,000	20,097
6.75%, 4/15/29(e)	47,000	47,513
Chevron USA, Inc.
1.02%, 8/12/27	100,000	94,877
3.25%, 10/15/29	170,000	165,250
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(e)	17,000	16,797
7.63%, 7/1/29(e)	20,000	20,887
Choice Hotels International, Inc.
3.70%, 12/1/29	65,000	62,175
5.85%, 8/1/34	41,000	41,508
CHS/Community Health Systems, Inc.
6.00%, 1/15/29(e)	182,000	175,811
5.25%, 5/15/30(e)	63,000	56,522
10.88%, 1/15/32(e)	56,000	59,347
Chubb Corp. 6.00%, 5/11/37(b)	412,000	446,040
See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Chubb INA Holdings LLC
6.70%, 5/15/36	$20,000	$22,720
4.15%, 3/13/43	33,000	28,249
Church & Dwight Co., Inc.
3.15%, 8/1/27	140,000	137,804
2.30%, 12/15/31	29,000	25,572
5.60%, 11/15/32	36,000	38,033
3.95%, 8/1/47	36,000	28,105
5.00%, 6/15/52	45,000	40,508
Churchill Downs, Inc.
4.75%, 1/15/28(e)	108,000	106,969
5.75%, 4/1/30(e)	65,000	65,106
Ciena Corp. 4.00%, 1/31/30(e)	16,000	15,223
Cigna Group
4.38%, 10/15/28	675,000	678,698
4.80%, 8/15/38	855,000	803,141
3.88%, 10/15/47	36,000	27,007
4.90%, 12/15/48	555,000	482,581
Cincinnati Financial Corp.
6.92%, 5/15/28	27,000	28,934
6.13%, 11/1/34	18,000	19,307
Cinemark USA, Inc. 5.25%, 7/15/28(e)	40,000	39,738
Cintas Corp. No. 2
3.70%, 4/1/27	64,000	63,701
4.00%, 5/1/32	16,000	15,578
Cisco Systems, Inc.
2.50%, 9/20/26	82,000	80,787
4.80%, 2/26/27	110,000	111,440
5.10%, 2/24/35	226,000	231,364
5.50%, 1/15/40	619,000	640,736
Citigroup, Inc.
4.13%, 7/25/28	998,000	996,656
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	894,000	883,089
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	787,013
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	273,000	245,300
6.63%, 6/15/32	699,000	771,150
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	385,000	347,994
5.88%, 2/22/33	412,000	433,935
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	174,080
Investments	Principal Amount	Value
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(a)	$382,000	$331,037
8.13%, 7/15/39	516,000	650,764
5.88%, 1/30/42	234,000	242,678
6.68%, 9/13/43	97,000	107,372
5.30%, 5/6/44	95,000	90,255
4.65%, 7/23/48	13,000	11,267
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)(b)	116,000	120,725
2.50%, 2/6/30	96,000	88,196
3.25%, 4/30/30	282,000	266,748
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	67,000	67,380
City of Hope
5.62%, 11/15/43, Series 2013	120,000	117,225
4.38%, 8/15/48, Series 2018	16,000	12,895
Civitas Resources, Inc.
5.00%, 10/15/26(e)	17,000	16,983
8.63%, 11/1/30(e)	71,000	73,974
8.75%, 7/1/31(e)	69,000	71,059
Clarios Global LP/Clarios U.S. Finance Co.
8.50%, 5/15/27(e)	80,000	80,409
6.75%, 5/15/28(e)	122,000	124,863
Clarivate Science Holdings Corp.
3.88%, 7/1/28(e)	38,000	36,691
4.88%, 7/1/29(e)	38,000	35,967
Clean Harbors, Inc.
4.88%, 7/15/27(e)	22,000	21,923
5.13%, 7/15/29(e)	12,000	11,919
6.38%, 2/1/31(e)	46,000	47,200
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(e)	41,000	39,864
7.50%, 6/1/29(b)(e)	43,000	39,986
7.88%, 4/1/30(e)	36,000	37,508
Clearway Energy Operating LLC
4.75%, 3/15/28(e)	35,000	34,623
3.75%, 2/15/31(e)	43,000	39,571
3.75%, 1/15/32(e)	14,000	12,606
Cleco Corporate Holdings LLC
3.74%, 5/1/26	7,000	6,955
4.97%, 5/1/46	32,000	27,546
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(e)	32,000	31,362
4.55%, 11/15/30(e)	12,000	11,918
5.95%, 12/15/36	28,000	29,293

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Cleveland-Cliffs, Inc.
5.88%, 6/1/27	$23,000	$23,009
4.63%, 3/1/29(e)	15,000	14,252
6.88%, 11/1/29(e)	36,000	36,569
6.75%, 4/15/30(e)	31,000	31,359
4.88%, 3/1/31(e)	13,000	11,893
7.00%, 3/15/32(b)(e)	57,000	56,818
7.38%, 5/1/33(e)	36,000	35,929
6.25%, 10/1/40	27,000	22,466
Clorox Co. 1.80%, 5/15/30	209,000	187,102
Cloud Software Group, Inc.
9.00%, 9/30/29(e)	192,000	200,398
8.25%, 6/30/32(b)(e)	171,000	182,930
Clue Opco LLC 9.50%, 10/15/31(e)	30,000	31,969
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(e)	45,000	46,440
6.75%, 4/15/32(e)	50,000	51,384
CME Group, Inc.
2.65%, 3/15/32	29,000	26,170
5.30%, 9/15/43	26,000	26,029
CMS Energy Corp.
3.00%, 5/15/26	20,000	19,817
3.45%, 8/15/27	20,000	19,735
4.88%, 3/1/44	27,000	23,930
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)	35,000	33,911
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)	30,000	27,280
CNA Financial Corp.
4.50%, 3/1/26	31,000	30,981
3.45%, 8/15/27	31,000	30,609
3.90%, 5/1/29	36,000	35,541
2.05%, 8/15/30	36,000	32,032
5.50%, 6/15/33	36,000	37,096
5.13%, 2/15/34	36,000	36,054
CNH Industrial Capital LLC
5.45%, 10/14/25	25,000	25,021
1.88%, 1/15/26	31,000	30,690
1.45%, 7/15/26	37,000	36,087
4.55%, 4/10/28	37,000	37,341
5.50%, 1/12/29	31,000	32,134
5.10%, 4/20/29	43,000	44,129
CNH Industrial NV 3.85%, 11/15/27	31,000	30,854
CNO Financial Group, Inc.
5.25%, 5/30/29	71,000	72,438
6.45%, 6/15/34	57,000	59,969
Investments	Principal Amount	Value
CNO Global Funding 5.88%, 6/4/27(e)	$31,000	$31,838
CNX Resources Corp.
6.00%, 1/15/29(e)	20,000	20,058
7.38%, 1/15/31(e)	20,000	20,757
7.25%, 3/1/32(e)	66,000	68,558
Cobra AcquisitionCo LLC
6.38%, 11/1/29(e)	30,000	26,179
12.25%, 11/1/29(e)	7,000	7,289
Coca-Cola Co.
3.38%, 3/25/27	55,000	54,636
2.90%, 5/25/27	27,000	26,597
1.45%, 6/1/27	82,000	78,815
1.50%, 3/5/28	41,000	38,838
1.00%, 3/15/28	71,000	66,366
2.13%, 9/6/29	20,000	18,689
3.45%, 3/25/30	25,000	24,382
1.65%, 6/1/30	31,000	27,833
2.00%, 3/5/31	15,000	13,467
1.38%, 3/15/31	27,000	23,430
2.25%, 1/5/32(b)	41,000	36,529
5.00%, 5/13/34(b)	20,000	20,674
4.65%, 8/14/34(b)	15,000	15,175
2.50%, 6/1/40	65,000	47,655
2.88%, 5/5/41	49,000	36,990
4.20%, 3/25/50	35,000	28,993
2.60%, 6/1/50	98,000	60,044
3.00%, 3/5/51	111,000	73,574
2.50%, 3/15/51	98,000	58,081
5.30%, 5/13/54	72,000	69,496
5.20%, 1/14/55	98,000	92,777
2.75%, 6/1/60	65,000	38,211
5.40%, 5/13/64	108,000	104,178
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25	21,000	20,963
5.25%, 6/1/29	50,000	51,655
5.45%, 6/1/34	46,000	47,744
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/27(b)(e)	18,000	17,948
Coherent Corp. 5.00%, 12/15/29(e)	41,000	40,345
Coinbase Global, Inc.
3.38%, 10/1/28(e)	41,000	38,970
3.63%, 10/1/31(b)(e)	30,000	26,896
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,656
4.60%, 3/1/28	32,000	32,610
3.70%, 8/1/47	19,000	14,798
Colonial Enterprises, Inc. 3.25%, 5/15/30(e)	102,000	95,071

See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Colonial Pipeline Co.
3.75%, 10/1/25(e)	$14,000	$13,994
7.63%, 4/15/32(e)	16,000	18,206
4.20%, 4/15/43(e)	98,000	76,990
4.25%, 4/15/48(e)	23,000	17,473
Columbia Pipeline Group, Inc. 5.80%, 6/1/45	45,000	44,119
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(e)	10,000	10,124
6.04%, 8/15/28(e)	30,000	31,391
5.68%, 1/15/34(e)	20,000	20,481
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(e)	30,000	31,918
6.04%, 11/15/33(e)	61,000	64,595
6.50%, 8/15/43(e)	25,000	26,055
6.54%, 11/15/53(e)	50,000	51,814
6.71%, 8/15/63(e)	20,000	21,161
Comcast Corp.
1.95%, 1/15/31	877,000	777,131
4.80%, 5/15/33(b)	385,000	385,811
4.20%, 8/15/34	209,000	198,384
3.75%, 4/1/40	412,000	342,547
3.97%, 11/1/47	299,000	228,706
2.80%, 1/15/51	111,000	65,656
2.89%, 11/1/51	490,000	293,477
2.45%, 8/15/52	444,000	237,861
2.94%, 11/1/56	262,000	150,956
2.65%, 8/15/62	326,000	167,282
2.99%, 11/1/63	218,000	121,043
5.50%, 5/15/64	150,000	138,052
Comerica, Inc.
4.00%, 2/1/29	85,000	83,932
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	120,372
Commercial Metals Co.
4.13%, 1/15/30	12,000	11,513
3.88%, 2/15/31	12,000	11,159
4.38%, 3/15/32	12,000	11,263
CommonSpirit Health
1.55%, 10/1/25	35,000	34,919
6.07%, 11/1/27	133,000	137,908
3.35%, 10/1/29	20,000	19,294
2.78%, 10/1/30	10,000	9,258
5.21%, 12/1/31	15,000	15,516
5.32%, 12/1/34	36,000	36,380
3.82%, 10/1/49	46,000	33,678
4.19%, 10/1/49	76,000	58,642
3.91%, 10/1/50	43,000	31,417
6.46%, 11/1/52	20,000	21,198
5.55%, 12/1/54	32,000	30,187
Investments	Principal Amount	Value
Commonwealth Edison Co.
2.55%, 6/15/26	$27,000	$26,675
2.95%, 8/15/27, Series 122	19,000	18,647
3.70%, 8/15/28	30,000	29,788
2.20%, 3/1/30	7,000	6,432
3.15%, 3/15/32, Series 132	6,000	5,516
4.90%, 2/1/33	8,000	8,114
5.30%, 6/1/34	8,000	8,280
5.90%, 3/15/36	63,000	67,358
6.45%, 1/15/38	29,000	32,206
3.80%, 10/1/42	23,000	18,410
4.60%, 8/15/43	23,000	20,393
4.70%, 1/15/44	23,000	20,569
3.70%, 3/1/45	26,000	20,117
4.35%, 11/15/45	29,000	24,441
3.65%, 6/15/46	46,000	34,871
3.75%, 8/15/47, Series 123	42,000	31,857
4.00%, 3/1/48	52,000	41,162
4.00%, 3/1/49	26,000	20,163
3.20%, 11/15/49, Series 127	20,000	13,441
3.00%, 3/1/50	42,000	27,109
3.13%, 3/15/51, Series 130	46,000	30,020
2.75%, 9/1/51, Series 131	61,000	36,806
3.85%, 3/15/52, Series 133	29,000	21,588
5.30%, 2/1/53	38,000	35,656
5.65%, 6/1/54	26,000	25,611
CommScope LLC 4.75%, 9/1/29(e)	240,000	238,345
Community Health Network, Inc. 3.10%, 5/1/50, Series 20-A	24,000	15,060
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(e)	41,000	37,862
5.00%, 1/15/32(b)(e)	12,000	10,659
Comstock Resources, Inc.
6.75%, 3/1/29(e)	59,000	58,284
6.75%, 3/1/29(e)	16,000	15,788
5.88%, 1/15/30(e)	40,000	37,572
Conagra Brands, Inc.
5.30%, 10/1/26	30,000	30,289
7.00%, 10/1/28	25,000	26,736
4.85%, 11/1/28	180,000	181,978
8.25%, 9/15/30(b)	20,000	23,144
5.30%, 11/1/38	90,000	85,044
5.40%, 11/1/48	90,000	79,266
Concentrix Corp. 6.85%, 8/2/33(b)	82,000	86,278
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(e)	21,000	20,129
Connecticut Light & Power Co. 4.00%, 4/1/48	43,000	33,876

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
ConocoPhillips Co.
4.85%, 1/15/32	$18,000	$18,321
5.90%, 10/15/32	10,000	10,841
5.05%, 9/15/33	20,000	20,443
5.00%, 1/15/35	82,000	82,015
5.90%, 5/15/38	17,000	18,058
6.50%, 2/1/39	78,000	87,148
3.76%, 3/15/42	38,000	30,466
4.30%, 11/15/44	111,000	93,702
5.20%, 6/1/45	183,000	165,214
5.95%, 3/15/46	50,000	52,496
4.88%, 10/1/47	15,000	13,374
3.80%, 3/15/52	72,000	52,201
5.30%, 5/15/53	72,000	66,068
5.55%, 3/15/54	49,000	46,575
5.50%, 1/15/55(b)	85,000	80,132
4.03%, 3/15/62	133,000	95,632
5.70%, 9/15/63	72,000	68,648
5.65%, 1/15/65	12,000	11,334
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26(e)	11,000	10,961
6.50%, 10/15/28(e)	17,000	17,074
Consolidated Communications, Inc.
5.00%, 10/1/28(e)	16,000	16,190
6.50%, 10/1/28(e)	31,000	31,572
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	25,000	24,557
3.80%, 5/15/28	20,000	19,924
4.00%, 12/1/28, Series D	35,000	35,069
3.35%, 4/1/30, Series 20A	12,000	11,633
2.40%, 6/15/31(b)	20,000	18,131
5.20%, 3/1/33	10,000	10,355
5.50%, 3/15/34	12,000	12,559
5.38%, 5/15/34	8,000	8,292
5.30%, 3/1/35, Series 2005-A	17,000	17,443
5.85%, 3/15/36, Series 06-A	20,000	21,238
6.20%, 6/15/36, Series 06-B	20,000	21,750
6.30%, 8/15/37, Series 2007-A	26,000	28,560
6.75%, 4/1/38, Series 08-B	29,000	33,118
5.50%, 12/1/39, Series 09-C	29,000	29,283
5.70%, 6/15/40	17,000	17,467
4.20%, 3/15/42, Series 12-A	93,000	79,560
3.95%, 3/1/43	34,000	27,603
4.45%, 3/15/44	42,000	36,267
4.50%, 12/1/45	110,000	94,491
3.85%, 6/15/46	27,000	21,031
3.88%, 6/15/47, Series 2017	24,000	18,443
4.65%, 12/1/48, Series E	29,000	24,998
4.13%, 5/15/49, Series A	34,000	26,773
3.95%, 4/1/50, Series 20B	154,000	119,212
3.20%, 12/1/51	29,000	19,076
Investments	Principal Amount	Value
6.15%, 11/15/52	$34,000	$35,596
5.90%, 11/15/53	44,000	44,813
5.70%, 5/15/54	120,000	119,068
4.63%, 12/1/54	37,000	30,970
4.30%, 12/1/56, Series C	24,000	18,845
4.00%, 11/15/57, Series C	17,000	12,590
4.50%, 5/15/58	34,000	27,471
3.70%, 11/15/59	29,000	20,102
3.00%, 12/1/60, Series C	167,000	98,684
3.60%, 6/15/61(b)	37,000	25,021
Constellation Brands, Inc.
4.40%, 11/15/25	30,000	29,988
3.70%, 12/6/26	35,000	34,765
3.50%, 5/9/27	30,000	29,657
4.35%, 5/9/27	35,000	35,092
3.60%, 2/15/28	45,000	44,425
4.65%, 11/15/28	30,000	30,365
4.80%, 1/15/29	125,000	126,931
2.88%, 5/1/30	116,000	108,564
2.25%, 8/1/31	70,000	61,526
4.50%, 5/9/47	55,000	45,553
4.10%, 2/15/48	100,000	77,061
5.25%, 11/15/48	45,000	40,874
3.75%, 5/1/50	55,000	39,462
Constellation Energy Generation LLC
5.60%, 3/1/28	85,000	88,091
5.80%, 3/1/33	45,000	47,865
6.13%, 1/15/34	35,000	37,995
6.25%, 10/1/39	81,000	87,029
5.75%, 10/1/41	30,000	30,244
5.60%, 6/15/42	70,000	69,294
6.50%, 10/1/53	90,000	97,108
5.75%, 3/15/54	80,000	78,283
Consumers Energy Co.
4.65%, 3/1/28	30,000	30,457
3.80%, 11/15/28	20,000	19,889
4.90%, 2/15/29(b)	35,000	35,907
4.60%, 5/30/29	39,000	39,682
3.60%, 8/15/32	7,000	6,584
4.63%, 5/15/33	15,000	14,887
3.95%, 5/15/43	23,000	18,822
3.25%, 8/15/46	24,000	17,344
3.95%, 7/15/47	19,000	15,007
4.05%, 5/15/48	30,000	24,123
4.35%, 4/15/49	30,000	24,965
3.75%, 2/15/50	17,000	12,710
3.10%, 8/15/50	50,000	33,376
3.50%, 8/1/51	31,000	22,561
2.65%, 8/15/52	17,000	10,376
4.20%, 9/1/52	24,000	19,339
See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Continental Resources, Inc.
2.27%, 11/15/26(e)	$33,000	$32,119
4.38%, 1/15/28	62,000	61,636
5.75%, 1/15/31(e)	65,000	66,730
2.88%, 4/1/32(e)	114,000	97,979
4.90%, 6/1/44	16,000	12,638
COPT Defense Properties LP
2.90%, 12/1/33	85,000	71,380
Corebridge Financial, Inc.
3.85%, 4/5/29	99,000	97,635
3.90%, 4/5/32	108,000	102,314
6.05%, 9/15/33	36,000	38,178
5.75%, 1/15/34	55,000	57,505
4.35%, 4/5/42	45,000	37,980
4.40%, 4/5/52	115,000	91,916
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	61,000	63,042
6.38%, 9/15/54, (6.375% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.646% thereafter)(a)	148,000	150,034
Corebridge Global Funding
4.65%, 8/20/27(e)	40,000	40,401
5.90%, 9/19/28(e)	20,000	20,933
5.20%, 1/12/29(e)	25,000	25,711
5.20%, 6/24/29(e)	20,000	20,610
4.90%, 12/3/29(e)	24,000	24,494
CoreCivic, Inc.
4.75%, 10/15/27	10,000	9,862
8.25%, 4/15/29	20,000	21,181
CoreLogic, Inc. 4.50%, 5/1/28(e)	31,000	29,794
Cornerstone Building Brands, Inc. 6.13%, 1/15/29(e)	63,000	48,594
Corning, Inc.
4.70%, 3/15/37	25,000	24,208
5.75%, 8/15/40	35,000	35,845
4.75%, 3/15/42	45,000	40,771
5.35%, 11/15/48	50,000	47,310
3.90%, 11/15/49	59,000	45,009
4.38%, 11/15/57	70,000	56,172
5.85%, 11/15/68	25,000	24,045
5.45%, 11/15/79	100,000	90,868
Costco Wholesale Corp.
3.00%, 5/18/27	73,000	72,059
1.38%, 6/20/27	91,000	87,181
1.60%, 4/20/30	36,000	32,416
1.75%, 4/20/32	21,000	18,046
Coterra Energy, Inc.
3.90%, 5/15/27	42,000	41,743
4.38%, 3/15/29	26,000	25,959
Investments	Principal Amount	Value
5.60%, 3/15/34	$36,000	$36,556
5.90%, 2/15/55	104,000	97,037
Coty, Inc. 5.00%, 4/15/26(e)	10,000	9,974
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 1/15/29(e)	336,000	329,326
6.63%, 7/15/30(e)	31,000	31,803
Cougar JV Subsidiary LLC 8.00%, 5/15/32(e)	28,000	29,715
Cousins Properties LP 5.88%, 10/1/34	45,000	46,574
Cox Communications, Inc.
3.35%, 9/15/26(e)	40,000	39,546
3.50%, 8/15/27(e)	40,000	39,332
5.45%, 9/15/28(e)	35,000	36,141
1.80%, 10/1/30(e)	30,000	26,135
2.60%, 6/15/31(e)	265,000	235,716
5.70%, 6/15/33(e)	35,000	35,450
5.45%, 9/1/34(e)	28,000	27,654
4.80%, 2/1/35(e)	25,000	23,453
8.38%, 3/1/39(e)	15,000	17,935
4.70%, 12/15/42(e)	15,000	12,150
4.50%, 6/30/43(e)	26,000	20,452
4.60%, 8/15/47(e)	103,000	78,329
2.95%, 10/1/50(e)	30,000	16,938
3.60%, 6/15/51(e)	30,000	19,046
5.80%, 12/15/53(e)	108,000	96,005
5.95%, 9/1/54(e)	28,000	25,418
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(e)	324,000	319,988
Crane NXT Co.
6.55%, 11/15/36	8,000	8,530
4.20%, 3/15/48	67,000	40,694
Crescent Energy Finance LLC
7.63%, 4/1/32(e)	79,000	78,743
7.38%, 1/15/33(e)	39,000	38,165
8.38%, 1/15/34(e)	50,000	50,781
CRH America Finance, Inc. 5.50%, 1/9/35	404,000	417,168
Crocs, Inc.
4.25%, 3/15/29(b)(e)	14,000	13,342
4.13%, 8/15/31(e)	16,000	14,375
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	31,000	29,288
Crown Americas LLC 5.25%, 4/1/30	51,000	51,708
Crown Castle, Inc.
4.45%, 2/15/26	55,000	54,943
3.70%, 6/15/26	45,000	44,740
1.05%, 7/15/26	60,000	58,325

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.00%, 3/1/27	$30,000	$29,869
2.90%, 3/15/27	45,000	44,080
3.65%, 9/1/27	60,000	59,278
5.00%, 1/11/28	160,000	162,224
3.80%, 2/15/28	60,000	59,290
4.80%, 9/1/28	35,000	35,421
4.30%, 2/15/29	35,000	34,837
5.60%, 6/1/29	55,000	57,171
4.90%, 9/1/29	38,000	38,504
3.10%, 11/15/29	39,000	37,003
3.30%, 7/1/30	55,000	51,972
2.25%, 1/15/31	80,000	70,902
2.10%, 4/1/31	71,000	61,959
2.50%, 7/15/31	55,000	48,732
5.10%, 5/1/33	55,000	55,213
5.80%, 3/1/34	55,000	57,449
5.20%, 9/1/34	58,000	57,943
2.90%, 4/1/41	115,000	82,323
4.75%, 5/15/47	30,000	25,975
5.20%, 2/15/49	35,000	31,294
4.00%, 11/15/49	62,000	46,207
4.15%, 7/1/50	45,000	34,428
3.25%, 1/15/51(b)	80,000	52,369
CSC Holdings LLC
5.38%, 2/1/28(e)	360,000	332,221
5.75%, 1/15/30(e)	200,000	94,126
5.00%, 11/15/31(e)	200,000	87,814
CSX Corp.
4.75%, 5/30/42	197,000	179,919
4.40%, 3/1/43	65,000	56,641
4.10%, 3/15/44	50,000	41,347
4.30%, 3/1/48	26,000	21,521
2.50%, 5/15/51	419,000	241,450
4.50%, 8/1/54	29,000	24,001
4.25%, 11/1/66	46,000	34,987
4.65%, 3/1/68	108,000	88,038
CubeSmart LP
2.25%, 12/15/28	111,000	104,547
3.00%, 2/15/30	25,000	23,605
2.50%, 2/15/32	38,000	33,113
Cummins, Inc.
0.75%, 9/1/25	37,000	37,000
4.90%, 2/20/29	37,000	38,033
1.50%, 9/1/30	17,000	15,021
5.15%, 2/20/34	15,000	15,379
4.88%, 10/1/43	22,000	20,728
2.60%, 9/1/50	81,000	47,931
5.45%, 2/20/54	44,000	42,609
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(e)	32,000	32,372
Investments	Principal Amount	Value
CVR Energy, Inc.
5.75%, 2/15/28(e)	$16,000	$15,601
8.50%, 1/15/29(e)	47,000	47,539
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(e)	22,000	21,977
CVS Health Corp.
2.88%, 6/1/26	180,000	177,969
3.00%, 8/15/26	46,000	45,435
3.63%, 4/1/27	46,000	45,566
6.25%, 6/1/27	23,000	23,758
1.30%, 8/21/27	139,000	131,254
4.30%, 3/25/28	308,000	307,915
5.00%, 1/30/29	62,000	63,244
5.40%, 6/1/29	62,000	64,082
3.25%, 8/15/29	109,000	104,304
5.13%, 2/21/30	105,000	107,538
3.75%, 4/1/30	105,000	101,465
1.75%, 8/21/30	87,000	76,047
5.25%, 1/30/31	52,000	53,506
1.88%, 2/28/31	87,000	75,355
5.55%, 6/1/31	69,000	72,089
2.13%, 9/15/31	69,000	59,603
5.25%, 2/21/33	122,000	123,458
5.30%, 6/1/33	87,000	88,139
5.70%, 6/1/34	87,000	89,773
4.88%, 7/20/35	59,000	56,668
4.78%, 3/25/38	450,000	414,684
6.13%, 9/15/39	40,000	41,172
4.13%, 4/1/40	104,000	87,221
5.30%, 12/5/43	68,000	61,949
6.00%, 6/1/44	68,000	67,246
5.13%, 7/20/45	324,000	285,277
5.05%, 3/25/48	790,000	679,314
5.63%, 2/21/53	116,000	106,099
5.88%, 6/1/53	116,000	109,930
6.05%, 6/1/54	91,000	88,479
6.00%, 6/1/63	70,000	66,450
Dana, Inc.
5.38%, 11/15/27	15,000	15,006
5.63%, 6/15/28	20,000	19,994
4.25%, 9/1/30(b)	17,000	16,833
4.50%, 2/15/32	14,000	13,761
Danaher Corp.
4.38%, 9/15/45	33,000	28,420
2.60%, 10/1/50	65,000	39,205
2.80%, 12/10/51	67,000	41,665
Darden Restaurants, Inc.
3.85%, 5/1/27	30,000	29,808
6.30%, 10/10/33	244,000	262,443
4.55%, 2/15/48	30,000	24,567

See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Darling Ingredients, Inc.
5.25%, 4/15/27(e)	$20,000	$19,974
6.00%, 6/15/30(e)	41,000	41,473
DaVita, Inc.
4.63%, 6/1/30(e)	50,000	48,167
3.75%, 2/15/31(e)	211,000	192,617
DCP Midstream Operating LP
5.63%, 7/15/27	31,000	31,668
5.13%, 5/15/29	43,000	43,948
8.13%, 8/16/30	21,000	24,138
3.25%, 2/15/32	29,000	26,120
6.45%, 11/3/36(e)	12,000	12,570
6.75%, 9/15/37(e)	19,000	20,256
5.60%, 4/1/44	36,000	33,740
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/28(e)	74,000	71,905
Deere & Co.
3.10%, 4/15/30	14,000	13,415
2.88%, 9/7/49	218,000	143,027
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(e)	16,000	16,078
8.63%, 3/15/29(e)	35,000	36,657
Dell International LLC/EMC Corp.
6.02%, 6/15/26	599,000	604,298
8.35%, 7/15/46(b)	320,000	409,081
Dell, Inc. 6.50%, 4/15/38	85,000	90,758
Delmarva Power & Light Co. 4.15%, 5/15/45	24,000	19,698
Delta Air Lines, Inc. 3.75%, 10/28/29	270,000	261,966
DENTSPLY SIRONA, Inc. 3.25%, 6/1/30	308,000	283,137
Devon Energy Corp.
5.85%, 12/15/25	30,000	30,025
5.25%, 10/15/27	25,000	25,051
5.88%, 6/15/28	20,000	20,007
4.50%, 1/15/30(b)	40,000	40,024
7.88%, 9/30/31	50,000	57,824
7.95%, 4/15/32	25,000	28,929
5.20%, 9/15/34(b)	113,000	110,810
5.60%, 7/15/41	53,000	49,685
4.75%, 5/15/42	68,000	57,448
5.00%, 6/15/45	91,000	76,529
5.75%, 9/15/54	86,000	77,106
DH Europe Finance II SARL
2.60%, 11/15/29	17,000	16,008
3.25%, 11/15/39	59,000	47,668
3.40%, 11/15/49	59,000	42,015
Investments	Principal Amount	Value
Diamondback Energy, Inc. 3.25%, 12/1/26	$50,000	$49,430
5.20%, 4/18/27	52,000	52,796
3.50%, 12/1/29	75,000	72,331
5.15%, 1/30/30	61,000	62,714
3.13%, 3/24/31	57,000	52,838
6.25%, 3/15/33	80,000	85,572
5.40%, 4/18/34	93,000	94,040
4.40%, 3/24/51(b)	70,000	54,367
4.25%, 3/15/52	131,000	98,409
6.25%, 3/15/53	60,000	59,411
5.75%, 4/18/54	139,000	128,846
5.90%, 4/18/64	93,000	86,113
Dick’s Sporting Goods, Inc.
3.15%, 1/15/32(b)	54,000	49,098
4.10%, 1/15/52	68,000	48,363
Digital Realty Trust LP
3.70%, 8/15/27	134,000	132,974
3.60%, 7/1/29	91,000	88,834
Dignity Health
4.50%, 11/1/42	96,000	81,426
5.27%, 11/1/64	80,000	70,088
Directv Financing LLC 8.88%, 2/1/30(e)	82,000	81,552
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/27(e)	153,000	152,333
Discover Bank 4.65%, 9/13/28	250,000	253,037
Discover Financial Services
4.50%, 1/30/26	37,000	36,994
4.10%, 2/9/27	36,000	35,935
6.70%, 11/29/32	3,000	3,303
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	83,125
Discovery Communications LLC
4.13%, 5/15/29	1,299,000	1,231,890
3.63%, 5/15/30	225,000	203,069
5.00%, 9/20/37	49,000	36,234
6.35%, 6/1/40	60,000	46,714
DISH DBS Corp. 5.75%, 12/1/28(e)	592,000	557,668
Diversified Healthcare Trust
8.95%, 1/15/26(c)(e)	23,000	22,550
4.75%, 2/15/28	20,000	18,912
4.38%, 3/1/31	20,000	16,997
Doctors Co. An Interinsurance Exchange 4.50%, 1/18/32(e)	20,000	17,787

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Dollar General Corp.
3.88%, 4/15/27	$35,000	$34,815
4.63%, 11/1/27	35,000	35,272
4.13%, 5/1/28	30,000	29,898
5.20%, 7/5/28	30,000	30,753
3.50%, 4/3/30	70,000	67,290
5.00%, 11/1/32(b)	50,000	50,425
5.45%, 7/5/33(b)	70,000	72,292
4.13%, 4/3/50	65,000	49,586
5.50%, 11/1/52(b)	45,000	42,039
Dollar Tree, Inc.
4.20%, 5/15/28	77,000	76,829
2.65%, 12/1/31	57,000	50,866
3.38%, 12/1/51	36,000	23,118
Dominion Energy South Carolina, Inc.
4.60%, 6/15/43	172,000	151,803
5.10%, 6/1/65	49,000	43,274
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	409,000	401,712
2.25%, 8/15/31, Series C	60,000	52,919
5.38%, 11/15/32	60,000	62,028
3.30%, 4/15/41, Series B	309,000	230,789
4.90%, 8/1/41, Series C	46,000	41,488
4.85%, 8/15/52, Series B	188,000	158,719
Domtar Corp.
6.75%, 10/1/28(e)	26,000	22,287
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29(e)	27,000	23,474
Dover Corp.
3.15%, 11/15/25	25,000	24,916
2.95%, 11/4/29	21,000	20,005
5.38%, 10/15/35	27,000	28,103
5.38%, 3/1/41	61,000	59,926
Dow Chemical Co.
4.25%, 10/1/34	365,000	333,303
5.25%, 11/15/41	70,000	63,319
4.38%, 11/15/42	327,000	262,548
3.60%, 11/15/50(b)	309,000	204,377
DPL, Inc.
4.35%, 4/15/29	16,000	15,859
DR Horton, Inc.
2.60%, 10/15/25	31,000	30,927
1.30%, 10/15/26	91,000	88,221
1.40%, 10/15/27	31,000	29,372
5.00%, 10/15/34	63,000	63,011
Dresdner Funding Trust I
8.15%, 6/30/31(e)	629,000	695,761
DT Midstream, Inc.
4.13%, 6/15/29(e)	65,000	63,230
4.38%, 6/15/31(e)	41,000	39,463
4.30%, 4/15/32(e)	25,000	23,602
Investments	Principal Amount	Value
DTE Electric Co.
4.85%, 12/1/26	$35,000	$35,382
1.90%, 4/1/28, Series A	40,000	37,967
2.25%, 3/1/30	12,000	11,074
2.63%, 3/1/31, Series C	12,000	11,031
3.00%, 3/1/32, Series A	10,000	9,207
5.20%, 4/1/33	12,000	12,428
4.00%, 4/1/43, Series A	18,000	14,818
4.30%, 7/1/44	17,000	14,341
3.70%, 3/15/45	24,000	18,597
3.70%, 6/1/46	15,000	11,524
3.75%, 8/15/47	24,000	18,291
4.05%, 5/15/48, Series A	25,000	20,169
3.95%, 3/1/49	32,000	25,067
2.95%, 3/1/50	57,000	37,208
3.25%, 4/1/51, Series B	20,000	13,651
3.65%, 3/1/52, Series B	20,000	14,517
5.40%, 4/1/53	25,000	24,244
DTE Energy Co.
2.85%, 10/1/26	53,000	52,237
4.88%, 6/1/28	50,000	50,895
5.10%, 3/1/29	75,000	76,928
3.40%, 6/15/29, Series C	35,000	33,872
2.95%, 3/1/30	22,000	20,724
5.85%, 6/1/34	79,000	83,137
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	55,691
3.20%, 8/15/49	49,000	33,030
3.45%, 4/15/51	809,000	567,475
3.55%, 3/15/52	42,000	29,962
Duke Energy Corp.
2.45%, 6/1/30	225,000	206,963
4.50%, 8/15/32(b)	100,000	98,762
4.80%, 12/15/45	22,000	19,133
3.75%, 9/1/46	249,000	185,594
3.50%, 6/15/51	68,000	46,450
Duke Energy Florida LLC
3.80%, 7/15/28	1,202,000	1,198,205
6.40%, 6/15/38	141,000	156,312
3.40%, 10/1/46	29,000	20,883
3.00%, 12/15/51	162,000	102,465
6.20%, 11/15/53	34,000	36,199
Duke Energy Indiana LLC
3.25%, 10/1/49, Series YYY	33,000	22,445
2.75%, 4/1/50	36,000	22,071
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	255,960
2.50%, 8/15/50	63,000	36,730
2.90%, 8/15/51	29,000	17,993

See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Duke University
2.68%, 10/1/44, Series 2020	$8,000	$5,737
2.76%, 10/1/50, Series 2020	6,000	3,809
DuPont de Nemours, Inc. 5.42%, 11/15/48	354,000	356,406
Duquesne Light Holdings, Inc. 2.53%, 10/1/30(e)	17,000	15,226
Eagle Materials, Inc. 2.50%, 7/1/31(b)	53,000	47,395
East Ohio Gas Co. 2.00%, 6/15/30(e)	20,000	17,963
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/29	259,000	246,698
Eastman Chemical Co.
4.50%, 12/1/28	30,000	30,160
5.75%, 3/8/33(b)	35,000	36,470
5.63%, 2/20/34	55,000	55,976
4.80%, 9/1/42	45,000	39,019
4.65%, 10/15/44	80,000	66,909
Eaton Corp.
3.10%, 9/15/27	50,000	49,208
4.35%, 5/18/28	35,000	35,349
4.00%, 11/2/32	15,000	14,557
4.15%, 3/15/33	25,000	24,417
4.15%, 11/2/42	44,000	37,797
3.92%, 9/15/47	15,000	11,914
4.70%, 8/23/52	62,000	55,010
eBay, Inc.
2.70%, 3/11/30	344,000	321,848
3.65%, 5/10/51	39,000	28,254
EchoStar Corp.
10.75%, 11/30/29	216,000	232,703
6.75%, 11/30/30, PIK	95,416	93,909
Ecolab, Inc.
2.70%, 11/1/26	41,000	40,376
1.65%, 2/1/27	27,000	26,150
3.25%, 12/1/27	27,000	26,618
5.25%, 1/15/28	27,000	27,816
4.80%, 3/24/30	14,000	14,404
1.30%, 1/30/31	12,000	10,311
2.13%, 2/1/32	13,000	11,325
5.50%, 12/8/41	25,000	25,410
3.95%, 12/1/47	32,000	25,621
2.13%, 8/15/50	33,000	17,776
2.70%, 12/15/51	56,000	34,153
2.75%, 8/18/55	45,000	26,791
Edgewell Personal Care Co.
5.50%, 6/1/28(e)	31,000	30,887
4.13%, 4/1/29(e)	35,000	33,360
El Paso Electric Co. 5.00%, 12/1/44	58,000	50,601
Investments	Principal Amount	Value
Elanco Animal Health, Inc. 6.65%, 8/28/28	$40,000	$41,703
Elastic NV 4.13%, 7/15/29(e)	31,000	29,802
Electronic Arts, Inc.
4.80%, 3/1/26	25,000	25,015
1.85%, 2/15/31	54,000	47,456
2.95%, 2/15/51	89,000	55,559
Element Solutions, Inc. 3.88%, 9/1/28(e)	33,000	32,016
Elevance Health, Inc.
3.65%, 12/1/27	99,000	98,159
4.10%, 3/1/28	77,000	76,957
2.55%, 3/15/31	72,000	65,256
4.95%, 11/1/31	54,000	54,992
4.10%, 5/15/32	43,000	41,438
5.50%, 10/15/32	47,000	48,999
4.75%, 2/15/33	72,000	71,733
5.38%, 6/15/34	72,000	73,623
5.95%, 12/15/34	30,000	31,687
5.20%, 2/15/35	105,000	105,829
5.85%, 1/15/36	35,000	36,752
6.38%, 6/15/37	139,000	150,298
4.63%, 5/15/42	56,000	49,001
4.65%, 1/15/43	16,000	13,954
5.10%, 1/15/44	625,000	573,339
3.13%, 5/15/50	24,000	15,360
3.60%, 3/15/51	24,000	16,653
4.55%, 5/15/52	545,000	440,435
Eli Lilly & Co.
4.50%, 2/9/27	75,000	75,627
5.50%, 3/15/27	25,000	25,621
3.10%, 5/15/27	30,000	29,624
4.50%, 2/9/29	75,000	76,275
3.38%, 3/15/29	70,000	68,691
4.70%, 2/27/33	20,000	20,275
4.70%, 2/9/34	30,000	30,114
4.60%, 8/14/34	25,000	24,857
5.55%, 3/15/37	20,000	21,268
3.70%, 3/1/45	186,000	147,059
3.95%, 5/15/47	301,000	242,460
3.95%, 3/15/49	47,000	37,200
2.25%, 5/15/50	127,000	71,205
4.88%, 2/27/53	61,000	55,095
5.00%, 2/9/54	73,000	67,015
5.05%, 8/14/54	57,000	52,843
4.15%, 3/15/59	69,000	53,884
2.50%, 9/15/60	44,000	24,023
4.95%, 2/27/63	49,000	43,701
5.10%, 2/9/64	73,000	66,580

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Embarq LLC 8.00%, 6/1/36	$59,000	$28,110
Embecta Corp.
5.00%, 2/15/30(b)(e)	20,000	18,796
6.75%, 2/15/30(e)	10,000	9,699
Emerson Electric Co.
2.00%, 12/21/28	69,000	64,906
1.95%, 10/15/30	265,000	239,093
2.80%, 12/21/51	25,000	15,626
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/30(e)	112,000	115,121
6.75%, 7/15/31(e)	20,000	20,711
Enact Holdings, Inc. 6.25%, 5/28/29	43,000	44,908
Enbridge Energy Partners LP
7.50%, 4/15/38, Series B	37,000	43,331
5.50%, 9/15/40	50,000	48,896
7.38%, 10/15/45	55,000	63,487
Encompass Health Corp.
5.75%, 9/15/25	4,000	4,002
4.50%, 2/1/28	33,000	32,741
4.75%, 2/1/30	47,000	46,393
4.63%, 4/1/31	16,000	15,519
Endo Finance Holdings, Inc. 8.50%, 4/15/31(e)	41,000	43,726
Energizer Holdings, Inc. 4.38%, 3/31/29(e)	60,000	57,519
Energy Transfer LP
5.95%, 12/1/25	25,000	25,025
3.90%, 7/15/26	35,000	34,884
4.20%, 4/15/27	35,000	34,974
4.00%, 10/1/27	45,000	44,799
3.75%, 5/15/30	83,000	80,413
5.75%, 2/15/33	925,000	962,082
5.55%, 5/15/34	223,000	226,683
6.50%, 2/1/42	872,000	905,856
4.95%, 1/15/43	30,000	26,031
5.15%, 2/1/43	88,000	78,257
5.30%, 4/1/44	65,000	58,327
5.35%, 5/15/45	70,000	62,807
6.13%, 12/15/45	583,000	574,089
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)(b)	33,000	35,164
EnerSys
4.38%, 12/15/27(e)	12,000	11,838
6.63%, 1/15/32(e)	12,000	12,387
Enstar Finance LLC
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	30,000	29,740
Investments	Principal Amount	Value
Enstar Group Ltd.
4.95%, 6/1/29	$36,000	$36,322
3.10%, 9/1/31	36,000	32,183
Entegris, Inc. 4.75%, 4/15/29(e)	127,000	125,511
Entergy Arkansas LLC
3.50%, 4/1/26	33,000	32,847
4.00%, 6/1/28	215,000	215,130
5.15%, 1/15/33	9,000	9,281
5.30%, 9/15/33	6,000	6,204
5.45%, 6/1/34	8,000	8,307
4.20%, 4/1/49	36,000	28,662
2.65%, 6/15/51	44,000	25,811
3.35%, 6/15/52	30,000	20,239
5.75%, 6/1/54	26,000	25,912
Entergy Corp.
2.95%, 9/1/26	47,000	46,350
1.90%, 6/15/28	40,000	37,670
2.80%, 6/15/30	42,000	39,117
2.40%, 6/15/31	46,000	41,048
3.75%, 6/15/50	54,000	38,677
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	84,000	87,523
Entergy Louisiana LLC
2.40%, 10/1/26	22,000	21,597
3.12%, 9/1/27	175,000	172,030
3.25%, 4/1/28	23,000	22,599
1.60%, 12/15/30	6,000	5,252
3.05%, 6/1/31	7,000	6,546
2.35%, 6/15/32	10,000	8,725
4.00%, 3/15/33	15,000	14,253
5.35%, 3/15/34	10,000	10,304
5.15%, 9/15/34	46,000	46,590
3.10%, 6/15/41	33,000	24,524
4.95%, 1/15/45	139,000	124,198
4.20%, 9/1/48	59,000	47,419
4.20%, 4/1/50	66,000	52,417
2.90%, 3/15/51	42,000	26,056
4.75%, 9/15/52	33,000	28,297
5.70%, 3/15/54	46,000	44,999
Entergy Mississippi LLC
2.85%, 6/1/28	21,000	20,396
5.00%, 9/1/33	203,000	205,666
3.85%, 6/1/49	28,000	21,006
3.50%, 6/1/51	24,000	16,553
5.85%, 6/1/54	20,000	19,888
Entergy Texas, Inc.
4.00%, 3/30/29	134,000	133,388
1.75%, 3/15/31	12,000	10,476
See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.50%, 3/30/39	$26,000	$23,753
3.55%, 9/30/49	31,000	21,890
5.00%, 9/15/52	45,000	39,956
5.80%, 9/1/53	23,000	22,762
5.55%, 9/15/54	23,000	22,023
Enterprise Products Operating LLC
2.80%, 1/31/30	445,000	420,251
6.88%, 3/1/33, Series D	105,000	118,266
4.95%, 2/15/35	72,000	71,922
4.85%, 3/15/44	454,000	410,657
4.90%, 5/15/46	64,000	57,446
4.25%, 2/15/48	126,000	101,947
4.80%, 2/1/49	82,000	71,022
4.20%, 1/31/50	30,000	23,621
3.70%, 1/31/51	49,000	35,164
3.20%, 2/15/52	49,000	31,880
3.30%, 2/15/53	87,000	57,077
3.95%, 1/31/60	15,000	10,807
EOG Resources, Inc.
4.38%, 4/15/30	100,000	100,637
3.90%, 4/1/35	27,000	24,778
4.95%, 4/15/50	14,000	12,340
EQT Corp.
4.50%, 1/15/29(e)	115,000	114,756
6.38%, 4/1/29(e)	131,000	135,832
7.50%, 6/1/30(e)	151,000	166,368
4.75%, 1/15/31(e)	106,000	105,342
Equifax, Inc.
5.10%, 12/15/27	46,000	46,890
5.10%, 6/1/28	65,000	66,489
2.35%, 9/15/31	100,000	88,263
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/34	70,000	71,878
Equinix, Inc.
1.45%, 5/15/26	43,000	42,123
2.90%, 11/18/26	37,000	36,403
1.80%, 7/15/27	31,000	29,707
1.55%, 3/15/28	40,000	37,521
3.20%, 11/18/29	236,000	225,598
2.50%, 5/15/31	201,000	180,414
3.90%, 4/15/32	17,000	16,191
3.00%, 7/15/50	10,000	6,293
2.95%, 9/15/51	45,000	27,668
3.40%, 2/15/52	45,000	30,126
EquipmentShare.com, Inc.
9.00%, 5/15/28(e)	43,000	45,583
8.63%, 5/15/32(e)	25,000	26,952
Equitable Financial Life Global Funding
1.40%, 8/27/27(e)	20,000	18,940
4.88%, 11/19/27(e)	20,000	20,278
Investments	Principal Amount	Value
5.45%, 3/3/28(e)	$12,000	$12,357
1.80%, 3/8/28(e)	30,000	28,312
1.75%, 11/15/30(e)	12,000	10,508
Equitable Holdings, Inc.
4.35%, 4/20/28	86,000	86,270
5.59%, 1/11/33	36,000	37,483
5.00%, 4/20/48	171,000	152,861
ERAC USA Finance LLC
3.80%, 11/1/25(e)	35,000	34,973
3.30%, 12/1/26(e)	25,000	24,740
4.60%, 5/1/28(e)	40,000	40,543
5.00%, 2/15/29(e)	30,000	30,744
4.90%, 5/1/33(e)	40,000	40,426
6.70%, 6/1/34(e)	20,000	22,506
5.20%, 10/30/34(e)	30,000	30,718
7.00%, 10/15/37(e)	50,000	57,945
5.63%, 3/15/42(e)	25,000	24,892
4.50%, 2/15/45(e)	30,000	25,964
4.20%, 11/1/46(e)	25,000	20,601
5.40%, 5/1/53(e)	40,000	38,455
ERP Operating LP
3.00%, 7/1/29	150,000	143,980
4.50%, 7/1/44	60,000	52,162
Esab Corp. 6.25%, 4/15/29(e)	29,000	29,840
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	144,040
3.35%, 4/15/50	100,000	66,256
5.30%, 5/1/52	46,000	41,705
Essex Portfolio LP
3.38%, 4/15/26	30,000	29,799
3.63%, 5/1/27	20,000	19,823
1.70%, 3/1/28	30,000	28,247
4.00%, 3/1/29	30,000	29,725
3.00%, 1/15/30	40,000	37,825
1.65%, 1/15/31	20,000	17,178
2.55%, 6/15/31	20,000	17,888
2.65%, 3/15/32	46,000	40,659
5.50%, 4/1/34	30,000	30,942
4.50%, 3/15/48	25,000	21,086
2.65%, 9/1/50	25,000	14,650
Estee Lauder Cos., Inc.
3.15%, 3/15/27	35,000	34,529
4.38%, 5/15/28	50,000	50,349
2.38%, 12/1/29	15,000	13,937
2.60%, 4/15/30	15,000	13,946
1.95%, 3/15/31	10,000	8,818
4.65%, 5/15/33	15,000	14,905
5.00%, 2/14/34	15,000	15,133
6.00%, 5/15/37	15,000	16,084

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.38%, 6/15/45	$20,000	$16,459
4.15%, 3/15/47	20,000	15,827
3.13%, 12/1/49	191,000	122,707
5.15%, 5/15/53	25,000	23,752
EUSHI Finance, Inc. 7.63%, 12/15/54, (7.625% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 3.136% thereafter)(a)	120,000	125,362
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	35,000	30,967
3.50%, 10/15/50	90,000	61,327
3.13%, 10/15/52	90,000	55,776
Evergy Kansas Central, Inc.
2.55%, 7/1/26	25,000	24,667
3.10%, 4/1/27	20,000	19,741
5.90%, 11/15/33	5,000	5,334
4.13%, 3/1/42	24,000	20,014
4.10%, 4/1/43	20,000	16,410
4.25%, 12/1/45	13,000	10,714
3.25%, 9/1/49	46,000	30,439
3.45%, 4/15/50	118,000	81,897
5.70%, 3/15/53	20,000	19,659
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020	10,000	9,160
4.95%, 4/15/33	5,000	5,055
5.40%, 4/1/34	6,000	6,203
5.30%, 10/1/41(b)	20,000	19,318
4.20%, 6/15/47	32,000	25,876
4.20%, 3/15/48	15,000	11,980
4.13%, 4/1/49, Series 2019	20,000	15,644
Evergy Missouri West, Inc.
5.15%, 12/15/27(e)	10,000	10,187
5.65%, 6/1/34(e)	22,000	22,538
Evergy, Inc. 2.90%, 9/15/29	55,000	52,102
Eversource Energy
5.45%, 3/1/28	79,000	81,249
4.25%, 4/1/29, Series O	218,000	217,489
3.45%, 1/15/50	85,000	59,189
Exelon Corp.
3.40%, 4/15/26	47,000	46,715
2.75%, 3/15/27	40,000	39,175
5.15%, 3/15/28	62,000	63,453
5.15%, 3/15/29	41,000	42,202
3.35%, 3/15/32	45,000	41,839
5.30%, 3/15/33	59,000	60,882
5.45%, 3/15/34	45,000	46,465
4.95%, 6/15/35	30,000	29,309
5.63%, 6/15/35	45,000	46,583
5.10%, 6/15/45	67,000	61,272
4.45%, 4/15/46	68,000	56,584
4.70%, 4/15/50	68,000	56,786
Investments	Principal Amount	Value
4.10%, 3/15/52	$63,000	$47,967
5.60%, 3/15/53	95,000	90,172
Expand Energy Corp. 5.38%, 3/15/30	75,000	75,835
Expedia Group, Inc. 3.25%, 2/15/30	225,000	214,646
Extra Space Storage LP 2.40%, 10/15/31	422,000	370,589
Exxon Mobil Corp.
3.57%, 3/6/45	83,000	63,835
3.45%, 4/15/51	198,000	139,923
F&G Annuities & Life, Inc.
7.40%, 1/13/28	30,000	31,572
6.50%, 6/4/29	31,000	32,313
6.25%, 10/4/34	35,000	35,205
F&G Global Funding
1.75%, 6/30/26(e)	31,000	30,305
2.30%, 4/11/27(e)	16,000	15,500
5.88%, 6/10/27(e)	24,000	24,632
2.00%, 9/20/28(e)	16,000	14,836
FactSet Research Systems, Inc.
2.90%, 3/1/27	30,000	29,457
3.45%, 3/1/32	40,000	36,906
Fair Isaac Corp.
5.25%, 5/15/26(e)	16,000	16,019
4.00%, 6/15/28(e)	65,000	63,411
Farmers Exchange Capital II 6.15%, 11/1/53, (6.151% fixed rate until 11/1/33; 3-month Secured Overnight Financing Rate + 4.006% thereafter)(a)(e)	20,000	19,509
Farmers Exchange Capital III 5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; 3-month Secured Overnight Financing Rate + 3.454% thereafter)(a)(e)	20,000	18,432
Farmers Insurance Exchange 4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.231% thereafter)(a)(e)	60,000	49,819
Federal Realty OP LP 3.50%, 6/1/30	85,000	81,904
FedEx Corp.
4.25%, 5/15/30(e)	170,000	168,381
2.40%, 5/15/31(e)	56,000	49,796
4.90%, 1/15/34(e)	262,000	254,577
3.25%, 5/15/41(e)	200,000	144,527
5.10%, 1/15/44(e)	240,000	212,850
4.05%, 2/15/48(e)	196,000	145,345
5.25%, 5/15/50(e)	160,000	141,195
Ferguson Finance PLC 4.50%, 10/24/28(e)	200,000	200,916
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 4/1/26(e)	27,000	26,704
5.88%, 4/1/29(e)	34,000	31,493

See Notes to Financial Statements.

108    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(e)	$41,000	$39,217
6.75%, 1/15/30(e)	51,000	48,025
Fidelity National Financial, Inc.
4.50%, 8/15/28	318,000	319,354
3.40%, 6/15/30	46,000	43,666
2.45%, 3/15/31	317,000	279,662
3.20%, 9/17/51	41,000	25,443
Fidelity National Information Services, Inc.
1.15%, 3/1/26	77,000	75,777
1.65%, 3/1/28	46,000	43,332
3.75%, 5/21/29	33,000	32,385
2.25%, 3/1/31	351,000	311,744
5.10%, 7/15/32(b)	54,000	55,178
3.10%, 3/1/41	68,000	49,985
4.50%, 8/15/46	29,000	23,817
Fiesta Purchaser, Inc. 7.88%, 3/1/31(e)	20,000	21,292
Fifth Third Bancorp
8.25%, 3/1/38	290,000	355,630
First American Financial Corp.
4.00%, 5/15/30	83,000	79,527
2.40%, 8/15/31	49,000	42,479
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/29(e)	33,000	31,358
FirstCash, Inc.
4.63%, 9/1/28(e)	20,000	19,685
5.63%, 1/1/30(e)	23,000	22,982
6.88%, 3/1/32(e)	20,000	20,779
FirstEnergy Corp.
1.60%, 1/15/26, Series A	18,000	17,800
2.65%, 3/1/30	43,000	39,927
2.25%, 9/1/30, Series B	32,000	28,759
4.85%, 7/15/47, Series C	66,000	56,776
3.40%, 3/1/50, Series C	79,000	53,063
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(e)	12,000	12,046
3.25%, 3/15/28(e)	12,000	11,711
5.20%, 4/1/28(e)	17,000	17,409
4.30%, 1/15/29(e)	20,000	19,998
3.60%, 6/1/29(e)	12,000	11,707
FirstEnergy Transmission LLC
2.87%, 9/15/28(e)	20,000	19,227
5.45%, 7/15/44(e)	16,000	15,292
4.55%, 4/1/49(e)	20,000	16,644
Fiserv, Inc.
2.25%, 6/1/27	412,000	399,188
2.65%, 6/1/30	576,000	532,478
5.45%, 3/15/34	95,000	97,404
4.40%, 7/1/49	194,000	155,363
Investments	Principal Amount	Value
Five Corners Funding Trust II 2.85%, 5/15/30(e)	$265,000	$247,765
Flex Intermediate Holdco LLC
3.36%, 6/30/31(e)	33,000	30,229
4.32%, 12/30/39(e)	18,000	14,477
Flex Ltd.
3.75%, 2/1/26	39,000	38,829
6.00%, 1/15/28	23,000	23,819
4.88%, 6/15/29	37,000	37,425
4.88%, 5/12/30	46,000	46,528
5.25%, 1/15/32	36,000	36,798
Florida Gas Transmission Co. LLC
2.55%, 7/1/30(e)	20,000	18,380
2.30%, 10/1/31(e)	31,000	27,359
Florida Power & Light Co.
5.05%, 4/1/28	4,000	4,109
4.13%, 2/1/42	80,000	68,225
4.05%, 6/1/42	80,000	67,261
4.05%, 10/1/44	50,000	41,270
3.99%, 3/1/49	15,000	11,751
3.15%, 10/1/49	426,000	286,315
2.88%, 12/4/51	294,000	183,726
Flowserve Corp.
3.50%, 10/1/30	79,000	75,205
2.80%, 1/15/32	35,000	30,708
Fluor Corp. 4.25%, 9/15/28	25,000	24,615
FMC Corp.
3.20%, 10/1/26	31,000	30,603
3.45%, 10/1/29	136,000	128,731
5.65%, 5/18/33	36,000	35,886
4.50%, 10/1/49	45,000	33,544
6.38%, 5/18/53	95,000	91,424
FMR LLC 7.57%, 6/15/29(e)	153,000	171,050
Focus Financial Partners LLC 6.75%, 9/15/31(e)	40,000	41,383
Ford Motor Co.
4.35%, 12/8/26(b)	368,000	366,233
6.63%, 10/1/28	28,000	29,520
9.63%, 4/22/30	134,000	156,166
7.45%, 7/16/31(b)	76,000	83,695
3.25%, 2/12/32	403,000	345,613
6.10%, 8/19/32	125,000	126,398
4.75%, 1/15/43(b)	585,000	453,418
7.40%, 11/1/46	45,000	47,361
5.29%, 12/8/46	128,000	104,260
Ford Motor Credit Co. LLC
4.95%, 5/28/27	585,000	583,700
4.13%, 8/17/27	837,000	821,587
6.50%, 2/7/35	265,000	267,181

See Notes to Financial Statements.

WisdomTree Trust    109

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Fortive Corp.
3.15%, 6/15/26	$55,000	$54,455
4.30%, 6/15/46	107,000	87,608
Fortrea Holdings, Inc. 7.50%, 7/1/30(b)(e)	104,000	99,372
Fortress Intermediate 3, Inc. 7.50%, 6/1/31(e)	34,000	35,823
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	50,000	47,845
4.00%, 3/25/32	32,000	30,409
5.88%, 6/1/33(b)	43,000	45,433
4.50%, 3/25/52	69,000	55,007
Foundry JV Holdco LLC
5.88%, 1/25/34(e)	200,000	205,327
6.25%, 1/25/35(e)	428,000	453,978
Fox Corp.
4.71%, 1/25/29	171,000	173,042
6.50%, 10/13/33	16,000	17,423
5.58%, 1/25/49(b)	275,000	259,170
Franklin Resources, Inc. 1.60%, 10/30/30	36,000	31,586
Fred Hutchinson Cancer Center 4.97%, 1/1/52, Series 2022	20,000	17,861
Freedom Mortgage Corp.
6.63%, 1/15/27(e)	22,000	22,091
12.00%, 10/1/28(e)	191,000	204,220
12.25%, 10/1/30(e)	20,000	22,195
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(e)	32,000	33,580
9.13%, 5/15/31(e)	17,000	17,870
Freeport-McMoRan, Inc.
5.00%, 9/1/27	30,000	30,011
4.13%, 3/1/28	30,000	29,863
4.38%, 8/1/28	25,000	25,016
5.25%, 9/1/29	35,000	35,516
4.25%, 3/1/30	30,000	29,650
4.63%, 8/1/30	40,000	40,085
5.40%, 11/14/34(b)	65,000	66,337
5.45%, 3/15/43	155,000	146,570
Frontier Communications Holdings LLC
5.88%, 10/15/27(e)	46,000	46,030
5.00%, 5/1/28(e)	62,000	61,896
6.75%, 5/1/29(e)	40,000	40,416
5.88%, 11/1/29	30,000	30,299
6.00%, 1/15/30(e)	40,000	40,449
8.75%, 5/15/30(e)	348,000	364,527
8.63%, 3/15/31(e)	30,000	31,876
Frontier Florida LLC 6.86%, 2/1/28, Series E	62,000	64,434
Frontier North, Inc. 6.73%, 2/15/28, Series G	12,000	12,376
Investments	Principal Amount	Value
FS KKR Capital Corp.
3.40%, 1/15/26	$61,000	$60,643
2.63%, 1/15/27	24,000	23,264
3.25%, 7/15/27	180,000	173,550
3.13%, 10/12/28	190,000	174,600
7.88%, 1/15/29	301,000	315,707
FTAI Aviation Investors LLC
5.50%, 5/1/28(e)	41,000	41,017
7.88%, 12/1/30(e)	20,000	21,284
7.00%, 5/1/31(e)	123,000	128,750
GA Global Funding Trust
1.63%, 1/15/26(e)	27,000	26,700
5.50%, 1/8/29(e)	150,000	155,001
Gap, Inc.
3.63%, 10/1/29(e)	31,000	29,059
3.88%, 10/1/31(e)	32,000	28,906
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/32(e)	33,000	34,563
Gartner, Inc.
4.50%, 7/1/28(e)	283,000	280,094
3.63%, 6/15/29(e)	315,000	301,021
3.75%, 10/1/30(e)	130,000	122,418
GATX Corp.
3.25%, 9/15/26	70,000	69,127
5.40%, 3/15/27	20,000	20,304
3.85%, 3/30/27	20,000	19,847
3.50%, 3/15/28	20,000	19,629
4.55%, 11/7/28	20,000	20,130
4.70%, 4/1/29	35,000	35,402
4.00%, 6/30/30	35,000	34,397
1.90%, 6/1/31	29,000	25,137
3.50%, 6/1/32	30,000	27,618
4.90%, 3/15/33	30,000	30,031
5.45%, 9/15/33	30,000	30,798
6.05%, 3/15/34	20,000	21,321
6.90%, 5/1/34	116,000	129,534
5.20%, 3/15/44	25,000	23,211
3.10%, 6/1/51	158,000	98,292
6.05%, 6/5/54	31,000	31,148
GCI LLC 4.75%, 10/15/28(e)	128,000	124,710
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	505,000	488,920
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	168,864
5.91%, 11/22/32	339,000	362,650
Gen Digital, Inc.
6.75%, 9/30/27(e)	37,000	37,675
7.13%, 9/30/30(e)	70,000	72,594

See Notes to Financial Statements.

110    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
General Dynamics Corp.
2.63%, 11/15/27	$32,000	$31,159
3.75%, 5/15/28	64,000	63,863
4.25%, 4/1/40	174,000	157,104
3.60%, 11/15/42	11,000	8,802
General Electric Co. 5.88%, 1/14/38	25,000	26,847
General Mills, Inc.
4.70%, 1/30/27	31,000	31,206
3.20%, 2/10/27	46,000	45,392
4.20%, 4/17/28	86,000	86,148
5.50%, 10/17/28	31,000	32,216
2.88%, 4/15/30	54,000	50,746
4.70%, 4/17/48	40,000	34,526
3.00%, 2/1/51	196,000	123,802
General Motors Co.
6.60%, 4/1/36	309,000	328,018
5.40%, 4/1/48(b)	69,000	60,795
5.95%, 4/1/49	39,000	36,686
General Motors Financial Co., Inc.
4.35%, 1/17/27	419,000	418,698
3.60%, 6/21/30	2,790,000	2,651,631
Genesee & Wyoming, Inc. 6.25%, 4/15/32(e)	29,000	29,515
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	28,000	28,306
8.25%, 1/15/29	25,000	26,115
8.88%, 4/15/30	2,000	2,121
7.88%, 5/15/32	34,000	35,361
Genuine Parts Co.
6.50%, 11/1/28	26,000	27,679
1.88%, 11/1/30	36,000	31,637
2.75%, 2/1/32	36,000	31,816
6.88%, 11/1/33	27,000	30,325
Genworth Holdings, Inc. 6.50%, 6/15/34	15,000	15,321
GEO Group, Inc.
8.63%, 4/15/29	27,000	28,568
10.25%, 4/15/31	26,000	28,685
George Washington University
4.30%, 9/15/44, Series 2014	20,000	16,928
4.87%, 9/15/45, Series 2015	23,000	20,880
4.13%, 9/15/48, Series 2018	73,000	58,484
Georgetown University
4.32%, 4/1/49, Series B	37,000	30,274
2.94%, 4/1/50, Series 20A	23,000	14,653
5.12%, 4/1/53(b)	17,000	15,932
5.22%, 10/1/18, Series A	13,000	11,198
Georgia Power Co. 3.25%, 3/15/51, Series A	49,000	33,150
Investments	Principal Amount	Value
Georgia-Pacific LLC 0.95%, 5/15/26(e)	$219,000	$213,985
GFL Environmental, Inc.
4.00%, 8/1/28(e)	31,000	30,234
3.50%, 9/1/28(e)	31,000	30,049
4.75%, 6/15/29(e)	31,000	30,540
4.38%, 8/15/29(e)	23,000	22,391
6.75%, 1/15/31(e)	41,000	42,876
Gilead Sciences, Inc.
2.95%, 3/1/27	75,000	73,876
1.20%, 10/1/27	45,000	42,550
1.65%, 10/1/30	70,000	61,858
5.25%, 10/15/33	70,000	72,741
5.10%, 6/15/35	88,000	89,251
4.60%, 9/1/35	90,000	87,887
4.00%, 9/1/36	70,000	64,220
2.60%, 10/1/40	90,000	64,856
5.65%, 12/1/41	90,000	91,937
4.80%, 4/1/44	160,000	145,994
4.50%, 2/1/45	160,000	139,775
4.75%, 3/1/46	204,000	182,685
4.15%, 3/1/47	160,000	130,921
2.80%, 10/1/50	135,000	84,102
5.55%, 10/15/53(b)	90,000	88,119
5.50%, 11/15/54	88,000	85,614
5.60%, 11/15/64	60,000	58,484
Glatfelter Corp. 4.75%, 11/15/29(e)	20,000	17,700
Global Atlantic Fin Co.
4.40%, 10/15/29(e)	37,000	36,449
3.13%, 6/15/31(e)	27,000	24,394
7.95%, 6/15/33(e)	27,000	30,892
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(e)	61,000	60,099
6.75%, 3/15/54(e)	31,000	31,706
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(e)	16,000	16,068
7.50%, 4/15/32(e)	12,000	12,557
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29(b)	14,000	14,218
8.25%, 1/15/32(e)	21,000	22,136
Global Payments, Inc.
4.45%, 6/1/28	100,000	100,289
5.95%, 8/15/52	279,000	265,714
Globe Life, Inc.
4.55%, 9/15/28	34,000	34,300
2.15%, 8/15/30	29,000	25,959
4.80%, 6/15/32	29,000	28,941
5.85%, 9/15/34	31,000	32,313

See Notes to Financial Statements.

WisdomTree Trust    111

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	$61,000	$61,186
5.75%, 6/1/28	486,000	500,456
5.30%, 1/15/29	47,000	47,914
4.00%, 1/15/30	49,000	47,393
4.00%, 1/15/31	49,000	46,802
3.25%, 1/15/32	56,000	50,000
6.75%, 12/1/33	166,000	178,552
5.63%, 9/15/34	72,000	72,358
6.25%, 9/15/54	75,000	73,511
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(e)	25,000	24,921
3.50%, 3/1/29(e)	33,000	31,301
Goldman Sachs Bank USA
5.28%, 3/18/27, (5.283% fixed rate until 3/18/26; Secured Overnight Financing Rate + 0.777% thereafter)(a)	124,000	124,568
5.41%, 5/21/27, (5.414% fixed rate until 5/21/26; Secured Overnight Financing Rate + 0.75% thereafter)(a)	146,000	147,073
Goldman Sachs Capital I 6.35%, 2/15/34	199,000	211,565
Goldman Sachs Group, Inc.
3.50%, 11/16/26	151,000	149,779
5.95%, 1/15/27	51,000	52,259
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	165,000	162,454
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	38,000	37,995
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	234,000	227,820
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	165,000	161,088
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	179,000	177,182
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(a)	137,000	135,728
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	137,000	137,644
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	137,000	135,620
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	47,000	47,029
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(a)	151,000	160,715
Investments	Principal Amount	Value
2.60%, 2/7/30	$41,000	$38,336
3.80%, 3/15/30	51,000	50,145
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	154,000	161,228
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	137,000	140,301
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	94,000	95,076
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	51,000	44,822
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(a)	76,000	68,626
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(a)	82,000	72,689
2.65%, 10/21/32, (2.65% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.264% thereafter)(a)	61,000	54,534
6.13%, 2/15/33	21,000	23,019
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	82,000	74,618
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(a)	25,000	27,763
5.85%, 4/25/35, (5.851% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.552% thereafter)(a)	51,000	53,846
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(a)	61,000	62,124
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	95,000	94,458
6.45%, 5/1/36	162,000	176,599
6.75%, 10/1/37	493,000	547,517
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(a)	163,000	143,480
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(a)	98,000	89,143
6.25%, 2/1/41	163,000	175,121
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(a)	143,000	107,637
2.91%, 7/21/42, (2.908% fixed rate until 7/21/41; Secured Overnight Financing Rate + 1.472% thereafter)(a)	145,000	104,273

See Notes to Financial Statements.

112    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(a)	$124,000	$95,065
4.80%, 7/8/44	114,000	102,681
5.15%, 5/22/45	265,000	241,692
4.75%, 10/21/45	129,000	114,641
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(a)	165,000	162,952
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(a)	250,000	249,658
Golub Capital BDC, Inc.
2.50%, 8/24/26	37,000	36,233
2.05%, 2/15/27	21,000	20,181
7.05%, 12/5/28	27,000	28,547
6.00%, 7/15/29	42,000	43,028
Goodyear Tire & Rubber Co. 5.00%, 7/15/29	50,000	48,512
GoTo Group, Inc.
5.50%, 5/1/28(e)	17,000	5,792
5.50%, 5/1/28(e)	15,000	12,519
GrafTech Finance, Inc. 4.63%, 12/23/29(e)	20,000	14,220
GrafTech Global Enterprises, Inc. 9.88%, 12/23/29(e)	48,000	41,009
Grand Canyon University 5.13%, 10/1/28	39,000	38,309
Graphic Packaging International LLC 3.50%, 3/15/28(e)	68,000	65,652
Gray Media, Inc.
10.50%, 7/15/29(e)	54,000	58,808
4.75%, 10/15/30(e)	53,000	39,896
5.38%, 11/15/31(e)	66,000	48,737
Griffon Corp. 5.75%, 3/1/28	58,000	57,923
Group 1 Automotive, Inc. 4.00%, 8/15/28(e)	48,000	46,630
Guardian Life Global Funding
0.88%, 12/10/25(e)	21,000	20,801
1.25%, 5/13/26(e)	12,000	11,753
3.25%, 3/29/27(e)	14,000	13,831
1.40%, 7/6/27(e)	17,000	16,212
5.55%, 10/28/27(e)	19,000	19,577
1.25%, 11/19/27(e)	21,000	19,764
1.63%, 9/16/28(e)	12,000	11,169
5.74%, 10/2/28(e)	17,000	17,783
Guardian Life Insurance Co. of America
4.88%, 6/19/64(e)	19,000	16,160
3.70%, 1/22/70(e)	32,000	21,297
4.85%, 1/24/77(e)	24,000	19,741
Investments	Principal Amount	Value
GXO Logistics, Inc.
1.65%, 7/15/26	$24,000	$23,416
6.25%, 5/6/29	43,000	45,109
2.65%, 7/15/31(b)	29,000	25,718
6.50%, 5/6/34(b)	46,000	48,691
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/34	359,000	355,929
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	6,979
4.21%, 7/1/48	76,000	61,724
2.88%, 9/1/50, Series 2020	10,000	6,247
4.50%, 7/1/57	6,000	4,961
Haleon U.S. Capital LLC 3.63%, 3/24/32	420,000	396,268
Halliburton Co.
3.80%, 11/15/25	25,000	24,961
2.92%, 3/1/30	70,000	65,865
4.85%, 11/15/35	110,000	106,887
6.70%, 9/15/38	70,000	77,069
7.45%, 9/15/39	90,000	105,690
4.50%, 11/15/41	75,000	64,589
4.75%, 8/1/43	80,000	69,534
5.00%, 11/15/45	65,000	57,432
Hanesbrands, Inc. 9.00%, 2/15/31(b)(e)	25,000	26,640
Harley-Davidson Financial Services, Inc.
3.05%, 2/14/27(e)	20,000	19,639
6.50%, 3/10/28(e)	29,000	30,257
Harley-Davidson, Inc. 4.63%, 7/28/45	87,000	69,223
Hartford HealthCare Corp. 3.45%, 7/1/54	50,000	35,459
Hartford Insurance Group, Inc.
2.80%, 8/19/29	45,000	42,695
5.95%, 10/15/36	25,000	26,650
6.10%, 10/1/41	35,000	36,465
4.30%, 4/15/43	25,000	21,207
4.40%, 3/15/48	45,000	37,881
3.60%, 8/19/49	70,000	51,032
2.90%, 9/15/51	55,000	34,477
Harvest Midstream I LP
7.50%, 9/1/28(e)	33,000	33,419
7.50%, 5/15/32(e)	20,000	20,638
Hasbro, Inc.
3.55%, 11/19/26	42,000	41,581
3.50%, 9/15/27	31,000	30,545
3.90%, 11/19/29	64,000	62,377
6.05%, 5/14/34	36,000	37,449
6.35%, 3/15/40	47,000	48,873
5.10%, 5/15/44	27,000	23,855

See Notes to Financial Statements.

WisdomTree Trust    113

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(e)	$9,000	$8,889
8.00%, 6/15/27(e)	73,000	75,753
3.75%, 9/15/30(b)(e)	167,000	153,026
Hawaiian Airlines Pass-Through Certificates 3.90%, 1/15/26, Series 2013-1, Class 1A	2,331	2,306
HCA, Inc.
5.25%, 6/15/26	94,000	94,169
5.38%, 9/1/26	62,000	62,235
4.50%, 2/15/27	75,000	75,079
3.13%, 3/15/27	62,000	61,017
5.20%, 6/1/28(b)	62,000	63,516
5.63%, 9/1/28	94,000	96,991
3.38%, 3/15/29	31,000	30,017
3.50%, 9/1/30	188,000	179,384
5.45%, 4/1/31	122,000	126,712
2.38%, 7/15/31	59,000	52,034
3.63%, 3/15/32	139,000	129,238
5.50%, 6/1/33	87,000	89,557
5.60%, 4/1/34	91,000	93,536
5.45%, 9/15/34	113,000	114,441
5.13%, 6/15/39	170,000	160,414
4.38%, 3/15/42	383,000	320,937
5.50%, 6/15/47	254,000	234,933
5.25%, 6/15/49	180,000	158,952
3.50%, 7/15/51	135,000	88,778
4.63%, 3/15/52	180,000	143,310
5.90%, 6/1/53	90,000	85,858
6.00%, 4/1/54	135,000	130,486
5.95%, 9/15/54	90,000	86,360
6.10%, 4/1/64	63,000	60,851
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(e)	66,000	59,868
5.45%, 6/15/34(e)	34,000	34,582
3.20%, 6/1/50(e)	16,000	10,082
5.88%, 6/15/54(e)	47,000	44,932
Healthcare Realty Holdings LP
2.00%, 3/15/31(b)	232,000	201,428
HealthEquity, Inc.
4.50%, 10/1/29(e)	25,000	24,195
Healthpeak OP LLC
3.00%, 1/15/30	428,000	405,563
HEICO Corp.
5.25%, 8/1/28	37,000	38,037
5.35%, 8/1/33	43,000	44,245
Investments	Principal Amount	Value
Herc Holdings, Inc.
5.50%, 7/15/27(e)	$49,000	$48,979
6.63%, 6/15/29(e)	62,000	63,909
7.25%, 6/15/33(e)	50,000	52,472
Hershey Co.
2.30%, 8/15/26	309,000	304,050
2.65%, 6/1/50	29,000	17,405
Hertz Corp.
4.63%, 12/1/26(e)	90,000	83,567
5.00%, 12/1/29(e)	134,000	96,420
Hess Corp.
4.30%, 4/1/27	60,000	60,168
7.88%, 10/1/29	35,000	39,814
7.30%, 8/15/31	45,000	51,925
7.13%, 3/15/33	42,000	48,442
6.00%, 1/15/40	70,000	75,007
5.80%, 4/1/47	45,000	45,531
Hess Midstream Operations LP
5.13%, 6/15/28(e)	23,000	22,977
6.50%, 6/1/29(e)	24,000	24,816
4.25%, 2/15/30(e)	31,000	30,138
5.50%, 10/15/30(e)	16,000	16,118
Hewlett Packard Enterprise Co.
5.25%, 7/1/28	34,000	34,992
4.55%, 10/15/29	100,000	100,667
4.85%, 10/15/31	90,000	90,770
5.00%, 10/15/34	144,000	141,572
6.20%, 10/15/35	64,000	68,366
6.35%, 10/15/45	253,000	260,820
5.60%, 10/15/54	49,000	45,247
HF Sinclair Corp.
5.00%, 2/1/28	30,000	30,062
4.50%, 10/1/30	23,000	22,492
Highmark, Inc.
1.45%, 5/10/26(e)	64,000	62,577
2.55%, 5/10/31(e)	22,000	19,253
Highwoods Realty LP
3.88%, 3/1/27	20,000	19,779
4.13%, 3/15/28	194,000	191,257
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(e)	25,000	25,169
5.75%, 2/1/29(e)	54,000	53,467
6.00%, 4/15/30(e)	21,000	20,809
6.00%, 2/1/31(e)	25,000	24,129
6.25%, 4/15/32(e)	21,000	20,145
6.88%, 5/15/34(e)	47,000	45,138
See Notes to Financial Statements.

114    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Hillenbrand, Inc.
6.25%, 2/15/29(b)	$20,000	$20,444
3.75%, 3/1/31(b)	14,000	12,888
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/32(e)	208,000	189,871
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(e)	43,000	41,616
4.88%, 7/1/31(e)	20,000	18,631
6.63%, 1/15/32(e)	65,000	66,323
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/27	108,000	107,814
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(e)	95,000	83,288
Hologic, Inc.
4.63%, 2/1/28(e)	16,000	15,851
3.25%, 2/15/29(e)	49,000	46,841
Home Depot, Inc.
2.50%, 4/15/27	405,000	396,273
2.70%, 4/15/30	184,000	173,110
1.88%, 9/15/31	18,000	15,686
4.50%, 9/15/32(b)	210,000	212,096
5.88%, 12/16/36	1,131,000	1,220,436
3.13%, 12/15/49	8,000	5,384
2.38%, 3/15/51	137,000	77,068
2.75%, 9/15/51	116,000	70,523
3.63%, 4/15/52	98,000	71,087
3.50%, 9/15/56	219,000	151,137
5.40%, 6/25/64	33,000	31,449
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,819
1.10%, 3/1/27	75,000	71,799
4.95%, 2/15/28	35,000	35,834
4.25%, 1/15/29	55,000	55,315
2.70%, 8/15/29	15,000	14,279
4.88%, 9/1/29	10,000	10,301
1.95%, 6/1/30	20,000	18,111
1.75%, 9/1/31	30,000	25,866
4.95%, 9/1/31	10,000	10,319
5.00%, 2/15/33	25,000	25,507
4.50%, 1/15/34	20,000	19,629
5.00%, 3/1/35	35,000	35,262
5.70%, 3/15/36	20,000	21,126
5.70%, 3/15/37	25,000	26,327
Investments	Principal Amount	Value
5.38%, 3/1/41	$23,000	$23,384
3.81%, 11/21/47	24,000	18,490
2.80%, 6/1/50	41,000	25,769
5.25%, 3/1/54	95,000	88,450
5.35%, 3/1/64	119,000	110,631
Horizon Mutual Holdings, Inc. 6.20%, 11/15/34(e)	24,000	23,396
Hormel Foods Corp.
4.80%, 3/30/27	35,000	35,377
1.70%, 6/3/28	52,000	48,922
1.80%, 6/11/30	21,000	18,834
3.05%, 6/3/51	29,000	18,669
Host Hotels & Resorts LP
4.50%, 2/1/26, Series F	25,000	24,980
3.38%, 12/15/29, Series H	46,000	43,667
3.50%, 9/15/30, Series I	54,000	50,803
2.90%, 12/15/31, Series J	32,000	28,420
5.70%, 7/1/34	114,000	116,009
Howard Hughes Corp.
5.38%, 8/1/28(e)	51,000	50,995
4.13%, 2/1/29(e)	27,000	25,873
4.38%, 2/1/31(e)	27,000	25,175
Howard University 5.21%, 10/1/52, Series 22A	79,000	68,724
Howmet Aerospace, Inc.
5.90%, 2/1/27	39,000	39,886
6.75%, 1/15/28	18,000	19,020
3.00%, 1/15/29	43,000	41,421
5.95%, 2/1/37	57,000	60,898
HP, Inc.
1.45%, 6/17/26	32,000	31,298
3.00%, 6/17/27	62,000	60,764
4.75%, 1/15/28	55,000	55,751
4.00%, 4/15/29	71,000	70,113
3.40%, 6/17/30	36,000	34,276
2.65%, 6/17/31	71,000	63,801
4.20%, 4/15/32	48,000	46,331
5.50%, 1/15/33	79,000	81,165
6.00%, 9/15/41(b)	109,000	110,755
HSBC USA, Inc. 5.29%, 3/4/27	1,873,000	1,906,847
HUB International Ltd.
5.63%, 12/1/29(e)	22,000	22,090
7.25%, 6/15/30(e)	132,000	138,181
7.38%, 1/31/32(e)	76,000	79,827

See Notes to Financial Statements.

WisdomTree Trust    115

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Hubbell, Inc.
3.35%, 3/1/26	$24,000	$23,869
3.15%, 8/15/27	18,000	17,649
3.50%, 2/15/28	177,000	174,208
2.30%, 3/15/31	21,000	18,839
Hudson Pacific Properties LP 5.95%, 2/15/28(b)	23,000	22,537
Hughes Satellite Systems Corp.
5.25%, 8/1/26	30,000	29,164
6.63%, 8/1/26	30,000	27,810
Humana, Inc.
1.35%, 2/3/27	45,000	43,229
3.95%, 3/15/27	35,000	34,901
5.75%, 3/1/28	30,000	31,047
5.75%, 12/1/28	30,000	31,297
3.70%, 3/23/29	45,000	44,094
3.13%, 8/15/29	35,000	33,338
4.88%, 4/1/30	35,000	35,477
5.38%, 4/15/31	90,000	92,785
2.15%, 2/3/32	55,000	46,667
5.88%, 3/1/33(b)	54,000	56,427
5.95%, 3/15/34	60,000	62,828
4.63%, 12/1/42	49,000	41,722
4.95%, 10/1/44	131,000	114,259
4.80%, 3/15/47	35,000	29,177
3.95%, 8/15/49	45,000	32,448
5.50%, 3/15/53	64,000	57,508
5.75%, 4/15/54	90,000	83,706
Hunt Cos., Inc. 5.25%, 4/15/29(e)	26,000	25,439
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	225,000	225,767
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	478,000	407,485
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	37,000	36,374
2.04%, 8/16/28	37,000	34,704
4.20%, 5/1/30	46,000	45,415
Huntsman International LLC
4.50%, 5/1/29	46,000	44,242
2.95%, 6/15/31	73,000	62,438
Hyatt Hotels Corp.
4.38%, 9/15/28	183,000	183,225
5.75%, 4/23/30	75,000	78,009
Investments	Principal Amount	Value
Hyundai Capital America
1.80%, 10/15/25(e)	$30,000	$29,902
1.30%, 1/8/26(e)	35,000	34,609
5.50%, 3/30/26(e)	74,000	74,432
1.50%, 6/15/26(e)	35,000	34,216
5.65%, 6/26/26(e)	30,000	30,299
1.65%, 9/17/26(e)	40,000	38,897
5.95%, 9/21/26(e)	30,000	30,474
2.75%, 9/27/26(d)	120,000	117,876
3.50%, 11/2/26(e)	271,000	268,309
5.25%, 1/8/27(e)	40,000	40,447
3.00%, 2/10/27(e)	20,000	19,620
5.30%, 3/19/27(e)	35,000	35,488
2.38%, 10/15/27(e)	25,000	24,007
1.80%, 1/10/28(e)	25,000	23,582
5.60%, 3/30/28(b)(e)	35,000	36,031
2.00%, 6/15/28(e)	44,000	41,261
5.68%, 6/26/28(e)	40,000	41,335
2.10%, 9/15/28(e)	35,000	32,751
6.10%, 9/21/28(e)	35,000	36,617
5.30%, 1/8/29(e)	30,000	30,769
6.50%, 1/16/29(e)	30,000	31,836
5.35%, 3/19/29(e)	20,000	20,552
5.80%, 4/1/30(e)	20,000	20,965
6.38%, 4/8/30(e)	25,000	26,769
5.70%, 6/26/30(e)	20,000	20,903
6.20%, 9/21/30(e)	20,000	21,381
5.40%, 1/8/31(e)	20,000	20,661
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	56,000	47,308
10.00%, 11/15/29(e)	50,000	49,530
9.00%, 6/15/30	118,000	112,647
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	17,828
5.50%, 3/15/53	38,000	36,570
5.80%, 4/1/54	23,000	23,022
IDEX Corp.
3.00%, 5/1/30	35,000	32,955
2.63%, 6/15/31	368,000	333,041
iHeartCommunications, Inc.
9.13%, 5/1/29(e)	38,000	32,801
7.00%, 1/15/31(e)	32,000	24,255
Illinois Tool Works, Inc.
2.65%, 11/15/26	69,000	68,031
4.88%, 9/15/41	32,000	30,157
3.90%, 9/1/42	54,000	44,923

See Notes to Financial Statements.

116    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Illumina, Inc.
5.80%, 12/12/25	$30,000	$30,104
5.75%, 12/13/27	480,000	493,823
2.55%, 3/23/31	35,000	31,202
Imola Merger Corp. 4.75%, 5/15/29(e)	70,000	68,407
Indiana Michigan Power Co. 3.25%, 5/1/51	97,000	63,391
Indianapolis Power & Light Co. 5.70%, 4/1/54(e)	14,000	13,718
Ingersoll Rand, Inc.
5.40%, 8/14/28	30,000	31,043
5.18%, 6/15/29	53,000	54,796
5.31%, 6/15/31	35,000	36,580
5.70%, 8/14/33	72,000	75,894
5.45%, 6/15/34	68,000	70,363
5.70%, 6/15/54	62,000	61,218
Ingevity Corp. 3.88%, 11/1/28(e)	29,000	27,885
Ingredion, Inc.
3.20%, 10/1/26	30,000	29,665
2.90%, 6/1/30	43,000	40,244
3.90%, 6/1/50	37,000	26,732
Insight Enterprises, Inc. 6.63%, 5/15/32(e)	25,000	25,806
Integris Baptist Medical Center, Inc. 3.88%, 8/15/50, Series A	72,000	50,918
Intel Corp.
3.15%, 5/11/27	412,000	404,132
2.45%, 11/15/29	168,000	154,989
5.13%, 2/10/30	164,000	168,106
4.25%, 12/15/42	85,000	68,168
5.63%, 2/10/43	534,000	506,782
4.10%, 5/19/46	113,000	84,799
4.10%, 5/11/47	357,000	264,479
3.73%, 12/8/47	10,000	6,994
3.25%, 11/15/49	180,000	112,978
4.75%, 3/25/50	203,000	162,764
3.05%, 8/12/51	61,000	36,102
4.90%, 8/5/52	158,000	128,658
5.70%, 2/10/53	180,000	165,459
5.60%, 2/21/54	104,000	94,511
3.10%, 2/15/60	49,000	27,149
4.95%, 3/25/60	103,000	82,874
3.20%, 8/12/61	180,000	101,544
5.05%, 8/5/62	12,000	9,646
5.90%, 2/10/63	147,000	135,867
Investments	Principal Amount	Value
Intercontinental Exchange, Inc.
3.63%, 9/1/28	$100,000	$98,715
2.10%, 6/15/30	440,000	399,501
1.85%, 9/15/32	222,000	186,153
4.60%, 3/15/33	92,000	92,032
4.95%, 6/15/52(b)	110,000	98,877
3.00%, 9/15/60	243,000	146,012
International Business Machines Corp.
1.95%, 5/15/30(b)	980,000	885,524
5.88%, 11/29/32	28,000	30,149
5.60%, 11/30/39	92,000	95,124
2.85%, 5/15/40	412,000	305,271
4.00%, 6/20/42	87,000	72,119
7.13%, 12/1/96	107,000	126,491
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(e)	50,000	47,482
5.00%, 9/26/48(b)	115,000	99,158
International Paper Co.
5.00%, 9/15/35	35,000	34,814
7.30%, 11/15/39	143,000	165,060
6.00%, 11/15/41	55,000	56,028
4.80%, 6/15/44	139,000	122,339
5.15%, 5/15/46	40,000	36,303
4.40%, 8/15/47	60,000	48,945
4.35%, 8/15/48	67,000	53,940
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	31,000	31,263
4.75%, 3/30/30	48,000	48,400
2.40%, 3/1/31	36,000	32,222
5.38%, 6/15/33	21,000	21,327
3.38%, 3/1/41	45,000	33,234
5.40%, 10/1/48	45,000	41,095
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	29,996
3.60%, 4/1/29	20,000	19,641
2.30%, 6/1/30	30,000	27,376
5.70%, 10/15/33	20,000	20,810
6.25%, 7/15/39	25,000	26,722
3.70%, 9/15/46	39,000	28,722
3.50%, 9/30/49	30,000	21,081
3.10%, 11/30/51	128,000	81,871
Intuit, Inc.
5.25%, 9/15/26(b)	55,000	55,583
1.35%, 7/15/27	94,000	89,781
5.13%, 9/15/28	55,000	56,865
1.65%, 7/15/30	10,000	8,904
5.20%, 9/15/33	26,000	26,958
5.50%, 9/15/53	55,000	53,992

See Notes to Financial Statements.

WisdomTree Trust    117

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Invesco Finance PLC
3.75%, 1/15/26	$32,000	$31,914
5.38%, 11/30/43	22,000	21,076
Invitation Homes Operating Partnership LP 4.15%, 4/15/32	204,000	195,565
IPALCO Enterprises, Inc. 4.25%, 5/1/30	502,000	491,128
IQVIA, Inc. 6.25%, 2/1/29	175,000	184,473
Iron Mountain, Inc.
5.00%, 7/15/28(e)	82,000	81,529
5.25%, 7/15/30(e)	307,000	303,844
6.25%, 1/15/33(e)	50,000	51,165
ITC Holdings Corp. 3.35%, 11/15/27	382,000	374,869
ITT Holdings LLC 6.50%, 8/1/29(e)	50,000	49,076
Jabil, Inc.
1.70%, 4/15/26	31,000	30,502
4.25%, 5/15/27	31,000	30,993
3.95%, 1/12/28	31,000	30,749
5.45%, 2/1/29	18,000	18,508
3.60%, 1/15/30	36,000	34,597
3.00%, 1/15/31	43,000	39,483
Jackson Financial, Inc.
5.17%, 6/8/27	25,000	25,340
3.13%, 11/23/31	41,000	37,054
5.67%, 6/8/32	25,000	25,913
4.00%, 11/23/51	45,000	31,219
Jackson National Life Global Funding
3.05%, 4/29/26(e)	62,000	61,460
3.05%, 6/21/29(e)	19,000	17,977
Jacobs Engineering Group, Inc. 5.90%, 3/1/33	61,000	63,895
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(e)	25,000	24,155
7.13%, 4/30/31(e)	57,000	59,687
6.13%, 11/1/32(e)	45,000	45,237
JB Poindexter & Co., Inc. 8.75%, 12/15/31(e)	25,000	25,833
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 2/2/29	34,000	32,555
3.75%, 12/1/31	382,000	360,180
7.25%, 11/15/53	79,000	87,650
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.63%, 1/15/32	67,000	61,975
3.00%, 5/15/32(b)	71,000	62,934
Investments	Principal Amount	Value
5.75%, 4/1/33	$119,000	$123,270
6.75%, 3/15/34	108,000	118,516
4.38%, 2/2/52	79,000	60,113
6.50%, 12/1/52	136,000	138,890
Jefferies Financial Group, Inc.
4.15%, 1/23/30	334,000	329,864
2.63%, 10/15/31	100,000	88,494
6.25%, 1/15/36	100,000	105,239
Jersey Central Power & Light Co.
4.30%, 1/15/26(e)	27,000	26,978
2.75%, 3/1/32(e)	20,000	17,770
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/31(b)(e)	81,000	80,522
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	24,550	21,580
4.00%, 11/15/32, Series 2020-1, Class A	23,988	22,540
JM Smucker Co.
3.38%, 12/15/27	30,000	29,580
5.90%, 11/15/28	45,000	47,282
2.38%, 3/15/30	35,000	32,218
2.13%, 3/15/32	11,000	9,344
6.20%, 11/15/33	70,000	75,302
4.25%, 3/15/35	60,000	55,812
6.50%, 11/15/43	70,000	74,474
4.38%, 3/15/45	55,000	45,201
6.50%, 11/15/53	90,000	95,930
John Deere Capital Corp.
5.05%, 3/3/26, Series FXD	40,000	40,160
4.95%, 3/6/26	33,000	33,123
2.25%, 9/14/26	33,000	32,415
1.70%, 1/11/27	37,000	35,942
2.80%, 9/8/27	412,000	403,394
4.15%, 9/15/27	371,000	372,681
1.50%, 3/6/28	37,000	34,892
3.35%, 4/18/29	12,000	11,741
4.85%, 10/11/29	8,000	8,267
1.45%, 1/15/31	12,000	10,475
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/42	11,530	11,186
Johnson & Johnson
2.45%, 3/1/26	41,000	40,668
2.90%, 1/15/28	31,000	30,441
4.95%, 5/15/33	155,000	161,547
3.63%, 3/3/37	254,000	228,237
2.45%, 9/1/60	62,000	34,046
Johnson Controls International PLC
3.90%, 2/14/26	30,000	29,934
6.00%, 1/15/36	30,000	32,512

See Notes to Financial Statements.

118    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.63%, 7/2/44	$40,000	$34,838
5.13%, 9/14/45	10,000	9,168
4.50%, 2/15/47	49,000	41,534
4.95%, 7/2/64(a)	40,000	34,104
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	45,000	39,886
2.00%, 9/16/31	132,000	114,303
4.90%, 12/1/32	30,000	30,309
JPMorgan Chase & Co.
4.13%, 12/15/26	628,000	628,272
4.25%, 10/1/27	146,000	146,983
3.63%, 12/1/27	299,000	296,300
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	944,000	933,845
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	552,000	533,978
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	529,000	521,246
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	765,000	762,002
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	166,000	156,495
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	234,000	218,413
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	511,000	449,033
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	113,000	116,144
5.29%, 7/22/35, (5.294% fixed rate until 7/22/34; Secured Overnight Financing Rate + 1.46% thereafter)(a)	263,000	268,512
6.40%, 5/15/38	217,000	242,424
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	566,000	500,937
5.50%, 10/15/40	55,000	56,113
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; 3-month Secured Overnight Financing Rate + 2.46% thereafter)(a)	98,000	75,620
5.60%, 7/15/41	119,000	121,986
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	154,000	109,084
5.40%, 1/6/42	130,000	129,918
Investments	Principal Amount	Value
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; 3-month Secured Overnight Financing Rate + 1.46% thereafter)(a)	$131,000	$99,313
5.63%, 8/16/43	183,000	184,618
4.85%, 2/1/44	114,000	105,640
4.95%, 6/1/45	283,000	258,989
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	152,000	122,136
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	729,000	580,799
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	129,000	101,546
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	147,000	98,434
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)(b)	231,000	160,027
Juniper Networks, Inc.
1.20%, 12/10/25	25,000	24,773
3.75%, 8/15/29	36,000	35,198
2.00%, 12/10/30	29,000	25,441
5.95%, 3/15/41	38,000	37,617
Kaiser Aluminum Corp. 4.63%, 3/1/28(e)	25,000	24,633
Kaiser Foundation Hospitals
3.15%, 5/1/27	12,000	11,849
2.81%, 6/1/41, Series 2021	26,000	18,758
4.88%, 4/1/42	12,000	11,167
4.15%, 5/1/47	31,000	25,386
3.27%, 11/1/49, Series 2019	21,000	14,422
3.00%, 6/1/51, Series 2021	29,000	18,601
KB Home
6.88%, 6/15/27	12,000	12,290
4.80%, 11/15/29	12,000	11,837
7.25%, 7/15/30(b)	46,000	47,445
4.00%, 6/15/31	16,000	14,944
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/29(e)	31,000	32,666
Kellanova
3.25%, 4/1/26	46,000	45,726
3.40%, 11/15/27	37,000	36,513
4.30%, 5/15/28	23,000	23,160
2.10%, 6/1/30	146,000	132,455
4.50%, 4/1/46	79,000	67,648
5.75%, 5/16/54	27,000	26,355
See Notes to Financial Statements.

WisdomTree Trust    119

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Kemper Corp.
2.40%, 9/30/30	$97,000	$85,984
3.80%, 2/23/32	179,000	163,872
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	23,857
4.75%, 2/1/30	25,000	23,478
5.00%, 3/1/31(b)	25,000	23,441
Kentucky Utilities Co. 5.13%, 11/1/40	425,000	413,771
Kenvue, Inc.
5.05%, 3/22/28	55,000	56,406
5.00%, 3/22/30(b)	20,000	20,690
4.90%, 3/22/33	25,000	25,410
5.10%, 3/22/43	49,000	47,081
5.05%, 3/22/53	98,000	89,523
5.20%, 3/22/63	53,000	48,155
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	30,000	29,919
2.55%, 9/15/26	25,000	24,591
5.10%, 3/15/27	45,000	45,439
3.43%, 6/15/27	30,000	29,528
5.05%, 3/15/29	45,000	45,847
3.95%, 4/15/29	70,000	68,875
3.20%, 5/1/30(b)	55,000	51,849
2.25%, 3/15/31, Series 31*	35,000	30,866
5.20%, 3/15/31, Series 10	35,000	35,829
5.30%, 3/15/34	45,000	45,451
4.50%, 11/15/45	50,000	40,845
4.42%, 12/15/46	35,000	28,158
5.09%, 5/25/48	89,000	77,995
3.80%, 5/1/50	70,000	49,555
3.35%, 3/15/51	67,000	43,357
4.50%, 4/15/52(b)	105,000	82,700
KeyCorp
2.25%, 4/6/27	100,000	96,909
4.10%, 4/30/28	388,000	387,295
2.55%, 10/1/29	29,000	27,140
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	191,000	189,182
Keysight Technologies, Inc. 3.00%, 10/30/29	296,000	281,042
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/27(e)	95,000	95,021
Kilroy Realty LP
4.75%, 12/15/28	258,000	258,644
2.50%, 11/15/32	88,000	72,218
6.25%, 1/15/36(b)	20,000	20,448
Investments	Principal Amount	Value
Kimberly-Clark Corp.
2.75%, 2/15/26	$29,000	$28,813
1.05%, 9/15/27	44,000	41,631
3.95%, 11/1/28	37,000	37,078
3.20%, 4/25/29	134,000	130,759
3.10%, 3/26/30	15,000	14,395
2.00%, 11/2/31	12,000	10,679
4.50%, 2/16/33	7,000	7,049
6.63%, 8/1/37	38,000	44,027
5.30%, 3/1/41	24,000	23,970
3.20%, 7/30/46	27,000	19,299
3.90%, 5/4/47	19,000	15,010
2.88%, 2/7/50	27,000	17,364
Kimco Realty OP LLC
2.70%, 10/1/30	208,000	192,038
4.60%, 2/1/33	46,000	45,369
6.40%, 3/1/34	48,000	52,630
4.25%, 4/1/45	47,000	38,740
4.13%, 12/1/46	32,000	25,425
4.45%, 9/1/47	116,000	96,797
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	35,000	39,654
6.95%, 1/15/38	546,000	607,981
5.63%, 9/1/41	930,000	904,854
5.00%, 3/1/43	53,000	47,626
5.40%, 9/1/44	50,000	46,411
Kinder Morgan, Inc.
2.00%, 2/15/31	309,000	272,430
7.80%, 8/1/31	37,000	42,860
7.75%, 1/15/32	142,000	164,094
5.20%, 6/1/33	76,000	76,907
Kinetik Holdings LP
6.63%, 12/15/28(e)	110,000	113,098
5.88%, 6/15/30(e)	175,000	176,903
Kite Realty Group LP
4.00%, 10/1/26	18,000	17,930
5.50%, 3/1/34	25,000	25,593
Kite Realty Group Trust 4.75%, 9/15/30	28,000	28,111
KKR Group Finance Co. II LLC 5.50%, 2/1/43(e)	40,000	38,678
KKR Group Finance Co. III LLC 5.13%, 6/1/44(e)	40,000	37,155
KKR Group Finance Co. VI LLC 3.75%, 7/1/29(e)	30,000	29,498
KKR Group Finance Co. VII LLC 3.63%, 2/25/50(e)	20,000	14,173
KKR Group Finance Co. VIII LLC 3.50%, 8/25/50(e)	30,000	20,922

See Notes to Financial Statements.

120    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
KKR Group Finance Co. X LLC 3.25%, 12/15/51(e)	$95,000	$61,827
KKR Group Finance Co. XII LLC 4.85%, 5/17/32(e)	30,000	30,183
KLA Corp.
4.10%, 3/15/29	51,000	51,113
4.65%, 7/15/32	20,000	20,184
4.70%, 2/1/34	10,000	9,988
5.00%, 3/15/49	35,000	32,145
5.25%, 7/15/62	160,000	148,704
Kodiak Gas Services LLC 7.25%, 2/15/29(e)	31,000	32,077
Kohl’s Corp.
5.13%, 5/1/31	149,000	118,458
5.55%, 7/17/45	29,000	17,999
Kraft Heinz Foods Co.
3.00%, 6/1/26	115,000	113,750
3.88%, 5/15/27	85,000	84,461
4.63%, 1/30/29	120,000	121,107
3.75%, 4/1/30	55,000	53,399
4.25%, 3/1/31	25,000	24,596
6.75%, 3/15/32	22,000	24,262
5.00%, 7/15/35	55,000	53,866
6.88%, 1/26/39	70,000	76,209
7.13%, 8/1/39(e)	43,000	47,882
4.63%, 10/1/39	35,000	31,109
6.50%, 2/9/40	50,000	52,786
5.00%, 6/4/42	130,000	116,298
5.20%, 7/15/45	145,000	129,055
4.38%, 6/1/46	250,000	199,062
4.88%, 10/1/49	130,000	108,630
5.50%, 6/1/50	68,000	61,706
Kroger Co.
3.50%, 2/1/26	30,000	29,892
2.65%, 10/15/26	46,000	45,239
3.70%, 8/1/27	35,000	34,756
4.50%, 1/15/29	35,000	35,432
2.20%, 5/1/30	35,000	32,015
1.70%, 1/15/31	35,000	30,479
7.50%, 4/1/31	31,000	35,600
5.00%, 9/15/34	198,000	197,390
6.90%, 4/15/38	35,000	39,365
5.40%, 7/15/40	27,000	26,625
5.00%, 4/15/42	32,000	29,512
5.15%, 8/1/43	37,000	34,301
3.88%, 10/15/46	45,000	34,266
4.45%, 2/1/47	90,000	74,617
4.65%, 1/15/48	45,000	37,991
Investments	Principal Amount	Value
5.40%, 1/15/49	$55,000	$51,539
3.95%, 1/15/50	70,000	52,538
5.50%, 9/15/54	189,000	176,979
5.65%, 9/15/64	135,000	126,787
Kyndryl Holdings, Inc. 3.15%, 10/15/31	211,000	191,053
L3Harris Technologies, Inc.
3.85%, 12/15/26	35,000	34,838
5.40%, 1/15/27	75,000	76,187
4.40%, 6/15/28	52,000	52,318
4.40%, 6/15/28	55,000	55,321
5.05%, 6/1/29	55,000	56,483
2.90%, 12/15/29	30,000	28,348
1.80%, 1/15/31	93,000	81,503
5.25%, 6/1/31	55,000	57,149
5.40%, 7/31/33	105,000	108,419
5.35%, 6/1/34	70,000	71,784
4.85%, 4/27/35	35,000	34,494
6.15%, 12/15/40	25,000	26,719
5.05%, 4/27/45	45,000	42,181
5.60%, 7/31/53	78,000	76,029
LABL, Inc.
10.50%, 7/15/27(e)	28,000	24,969
5.88%, 11/1/28(e)	115,000	91,484
9.50%, 11/1/28(e)	96,000	80,503
8.25%, 11/1/29(e)	19,000	12,360
8.63%, 10/1/31(b)(e)	119,000	87,960
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	30,376
3.60%, 9/1/27	37,000	36,696
2.95%, 12/1/29	46,000	43,589
2.70%, 6/1/31	36,000	32,709
4.70%, 2/1/45	81,000	70,886
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(e)	53,000	52,169
4.75%, 6/15/29(e)	125,000	122,395
Lam Research Corp.
4.00%, 3/15/29	55,000	54,996
1.90%, 6/15/30	15,000	13,558
4.88%, 3/15/49	49,000	44,325
2.88%, 6/15/50	49,000	31,257
3.13%, 6/15/60	37,000	22,774
Lamar Media Corp.
3.75%, 2/15/28	24,000	23,356
4.88%, 1/15/29	43,000	42,486
4.00%, 2/15/30	95,000	90,508
3.63%, 1/15/31	23,000	21,331

See Notes to Financial Statements.

WisdomTree Trust    121

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(e)	$55,000	$54,727
4.13%, 1/31/30(e)	40,000	38,389
4.38%, 1/31/32(e)	29,000	27,292
Las Vegas Sands Corp.
3.50%, 8/18/26	110,000	108,976
5.90%, 6/1/27	501,000	511,266
3.90%, 8/8/29	290,000	279,962
6.00%, 8/15/29	31,000	32,208
6.20%, 8/15/34	69,000	71,460
Lazard Group LLC 4.50%, 9/19/28	176,000	177,059
LBJ Infrastructure Group LLC 3.80%, 12/31/57(e)	25,000	16,933
LBM Acquisition LLC 6.25%, 1/15/29(e)	34,000	31,275
LCM Investments Holdings II LLC
4.88%, 5/1/29(e)	41,000	40,292
8.25%, 8/1/31(e)	35,000	37,182
LD Holdings Group LLC 6.13%, 4/1/28(e)	28,000	24,679
Lear Corp. 3.55%, 1/15/52	168,000	109,910
Legg Mason, Inc.
4.75%, 3/15/26	29,000	29,053
5.63%, 1/15/44	45,000	44,347
Leggett & Platt, Inc.
3.50%, 11/15/27	30,000	29,307
4.40%, 3/15/29(b)	220,000	216,473
3.50%, 11/15/51	66,000	42,089
Leidos, Inc.
4.38%, 5/15/30	54,000	53,741
2.30%, 2/15/31	71,000	63,174
5.75%, 3/15/33	54,000	56,617
Leland Stanford Junior University
1.29%, 6/1/27	349,000	334,003
3.65%, 5/1/48	15,000	11,658
2.41%, 6/1/50	9,000	5,304
Lennar Corp. 4.75%, 11/29/27	90,000	90,731
Level 3 Financing, Inc.
4.25%, 7/1/28(e)	89,000	82,222
3.63%, 1/15/29(e)	15,000	12,780
4.88%, 6/15/29(e)	24,000	22,481
3.75%, 7/15/29(e)	18,000	15,121
4.50%, 4/1/30(b)(e)	29,000	26,086
3.88%, 10/15/30(e)	18,000	15,370
Investments	Principal Amount	Value
10.75%, 12/15/30(e)	$14,846	$16,810
4.00%, 4/15/31(e)	64,000	53,969
10.00%, 10/15/32(e)	14,000	14,068
Levi Strauss & Co. 3.50%, 3/1/31(b)(e)	20,000	18,490
LGI Homes, Inc.
8.75%, 12/15/28(b)(e)	16,000	16,781
4.00%, 7/15/29(e)	62,000	56,680
Liberty Interactive LLC
8.50%, 7/15/29	92,000	13,518
8.25%, 2/1/30	115,000	15,741
Liberty Mutual Group, Inc.
4.57%, 2/1/29(e)	40,000	40,301
7.80%, 3/15/37(e)	20,000	22,963
4.85%, 8/1/44(e)	25,000	21,649
3.95%, 10/15/50(e)	109,000	80,793
4.13%, 12/15/51, (4.125% fixed rate until 12/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(e)	20,000	19,660
5.50%, 6/15/52(e)	40,000	37,322
3.95%, 5/15/60(e)	30,000	20,519
4.30%, 2/1/61(e)	113,000	71,459
Liberty Utilities Co.
5.58%, 1/31/29(e)	21,000	21,705
5.87%, 1/31/34(e)	14,000	14,384
Liberty Utilities Finance GP 1 2.05%, 9/15/30(e)	28,000	24,991
LifePoint Health, Inc. 9.88%, 8/15/30(e)	256,000	277,431
Light & Wonder International, Inc.
7.00%, 5/15/28(e)	29,000	29,059
7.25%, 11/15/29(e)	59,000	60,547
7.50%, 9/1/31(e)	23,000	24,011
Lightning Power LLC 7.25%, 8/15/32(e)	60,000	63,707
Lincoln National Corp.
3.63%, 12/12/26	25,000	24,807
3.80%, 3/1/28	31,000	30,642
6.30%, 10/9/37	150,000	159,351
7.00%, 6/15/40	74,000	83,276
Linde, Inc.
3.20%, 1/30/26	5,000	4,977
1.10%, 8/10/30	14,000	12,159
3.55%, 11/7/42	33,000	26,270
Lions Gate Capital Holdings LLC 5.50%, 4/15/29(e)	199,000	156,468

See Notes to Financial Statements.

122    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Lithia Motors, Inc.
4.63%, 12/15/27(e)	$26,000	$25,786
3.88%, 6/1/29(e)	33,000	31,634
4.38%, 1/15/31(e)	23,000	21,924
Live Nation Entertainment, Inc.
5.63%, 3/15/26(e)	12,000	12,016
6.50%, 5/15/27(e)	49,000	49,526
4.75%, 10/15/27(e)	39,000	38,692
3.75%, 1/15/28(e)	30,000	29,318
LKQ Corp.
5.75%, 6/15/28	49,000	50,624
6.25%, 6/15/33	142,000	150,220
Lockheed Martin Corp.
4.95%, 10/15/25	27,000	27,014
5.10%, 11/15/27	41,000	41,999
4.45%, 5/15/28	27,000	27,331
4.50%, 2/15/29	36,000	36,527
1.85%, 6/15/30	8,000	7,212
3.90%, 6/15/32	16,000	15,514
5.25%, 1/15/33	20,000	20,850
4.75%, 2/15/34	17,000	17,010
4.80%, 8/15/34	12,000	12,031
3.60%, 3/1/35	33,000	30,076
4.50%, 5/15/36	33,000	31,836
6.15%, 9/1/36, Series B	36,000	39,648
5.72%, 6/1/40	23,000	24,116
4.07%, 12/15/42	87,000	73,102
3.80%, 3/1/45	65,000	51,527
4.70%, 5/15/46	87,000	77,679
2.80%, 6/15/50	49,000	30,558
4.09%, 9/15/52	103,000	80,453
4.15%, 6/15/53	56,000	44,042
5.70%, 11/15/54	65,000	64,983
5.20%, 2/15/55	42,000	39,042
4.30%, 6/15/62	74,000	57,631
5.90%, 11/15/63	49,000	50,203
5.20%, 2/15/64	49,000	44,561
Loews Corp.
3.75%, 4/1/26	35,000	34,901
3.20%, 5/15/30	10,000	9,561
6.00%, 2/1/35	15,000	16,214
4.13%, 5/15/43	120,000	99,626
Lowe’s Cos., Inc.
3.10%, 5/3/27	18,000	17,714
3.65%, 4/5/29	105,000	103,167
1.70%, 10/15/30	50,000	43,994
2.63%, 4/1/31	509,000	463,924
Investments	Principal Amount	Value
3.75%, 4/1/32	$45,000	$42,748
4.65%, 4/15/42	45,000	39,895
4.38%, 9/15/45	40,000	33,001
3.70%, 4/15/46	120,000	89,237
4.05%, 5/3/47	135,000	104,927
5.13%, 4/15/50	40,000	35,489
3.00%, 10/15/50	160,000	99,238
3.50%, 4/1/51	45,000	30,644
4.25%, 4/1/52	135,000	104,508
5.63%, 4/15/53	160,000	152,812
5.75%, 7/1/53	100,000	97,309
4.45%, 4/1/62	115,000	88,298
5.80%, 9/15/62	100,000	96,344
5.85%, 4/1/63	110,000	106,756
LPL Holdings, Inc.
5.70%, 5/20/27	30,000	30,589
4.63%, 11/15/27(e)	216,000	216,025
6.75%, 11/17/28	46,000	49,256
4.00%, 3/15/29(e)	43,000	42,071
4.38%, 5/15/31(e)	16,000	15,509
6.00%, 5/20/34	35,000	36,244
Lumen Technologies, Inc.
4.13%, 4/15/29(e)	13,941	13,695
4.13%, 4/15/30(e)	13,942	13,698
10.00%, 10/15/32(e)	73,600	74,802
7.60%, 9/15/39, Series P	42,000	36,851
7.65%, 3/15/42, Series U	22,000	18,781
LXP Industrial Trust
6.75%, 11/15/28	18,000	19,152
2.70%, 9/15/30	28,000	25,516
2.38%, 10/1/31	28,000	24,224
LYB International Finance III LLC
5.63%, 5/15/33	199,000	203,781
4.20%, 10/15/49	487,000	351,913
4.20%, 5/1/50	202,000	145,980
LyondellBasell Industries NV 4.63%, 2/26/55(b)	130,000	99,948
M&T Bank Corp. 5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	289,999
M/I Homes, Inc.
4.95%, 2/1/28	36,000	35,657
3.95%, 2/15/30	12,000	11,328
Macy’s Retail Holdings LLC
5.88%, 3/15/30(e)	7,000	6,942
6.13%, 3/15/32(e)	20,000	19,526
6.70%, 7/15/34(e)	7,000	6,119

See Notes to Financial Statements.

WisdomTree Trust    123

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.50%, 12/15/34	$15,000	$12,501
6.38%, 3/15/37	39,000	33,803
5.13%, 1/15/42	10,000	7,307
4.30%, 2/15/43	36,000	24,306
Madison IAQ LLC
4.13%, 6/30/28(e)	29,000	28,268
5.88%, 6/30/29(e)	42,000	41,585
Marathon Petroleum Corp.
6.50%, 3/1/41	250,000	262,943
4.75%, 9/15/44	42,000	35,402
Markel Group, Inc.
3.50%, 11/1/27	20,000	19,701
3.35%, 9/17/29	120,000	116,146
5.00%, 4/5/46	45,000	39,970
4.30%, 11/1/47	25,000	19,945
5.00%, 5/20/49	72,000	62,836
4.15%, 9/17/50	45,000	34,292
3.45%, 5/7/52	55,000	36,563
6.00%, 5/16/54	57,000	56,660
Marriott International, Inc.
5.55%, 10/15/28	79,000	82,087
4.63%, 6/15/30, Series FF	614,000	618,966
5.30%, 5/15/34	76,000	77,154
5.50%, 4/15/37	183,000	183,608
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	14,000	13,760
4.50%, 6/15/29(b)(e)	20,000	19,342
Mars, Inc.
0.88%, 7/16/26(e)	20,000	19,456
4.55%, 4/20/28(e)	259,000	262,434
3.20%, 4/1/30(e)	30,000	28,701
4.65%, 4/20/31(e)	230,000	233,544
1.63%, 7/16/32(e)	30,000	25,193
4.75%, 4/20/33(e)	40,000	39,809
3.60%, 4/1/34(e)	35,000	31,771
3.88%, 4/1/39(e)	276,000	239,639
2.38%, 7/16/40(e)	279,000	196,432
3.95%, 4/1/44(e)	313,000	255,427
3.95%, 4/1/49(e)	35,000	27,317
2.45%, 7/16/50(e)	15,000	8,461
4.13%, 4/1/54(e)	20,000	15,445
4.20%, 4/1/59(e)	30,000	22,714
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	15,000	13,589
4.85%, 11/15/31	27,000	27,648
2.38%, 12/15/31	8,000	7,091
Investments	Principal Amount	Value
5.75%, 11/1/32	$10,000	$10,686
5.88%, 8/1/33	6,000	6,432
5.40%, 9/15/33	12,000	12,506
5.15%, 3/15/34	10,000	10,265
5.00%, 3/15/35	132,000	132,515
4.75%, 3/15/39	24,000	22,856
5.35%, 11/15/44	33,000	31,843
4.35%, 1/30/47	24,000	20,112
4.20%, 3/1/48	29,000	23,659
4.90%, 3/15/49	161,000	143,685
2.90%, 12/15/51	34,000	21,046
6.25%, 11/1/52	24,000	25,541
5.45%, 3/15/53	39,000	37,351
5.70%, 9/15/53	66,000	65,411
5.45%, 3/15/54	33,000	31,557
5.40%, 3/15/55	99,000	93,984
Martin Marietta Materials, Inc.
3.45%, 6/1/27	20,000	19,767
3.50%, 12/15/27	30,000	29,608
2.50%, 3/15/30, Series CB	35,000	32,485
2.40%, 7/15/31	65,000	58,028
4.25%, 12/15/47	181,000	147,480
3.20%, 7/15/51	80,000	53,149
Marvell Technology, Inc.
1.65%, 4/15/26	31,000	30,471
2.45%, 4/15/28	142,000	136,025
4.88%, 6/22/28	30,000	30,440
5.75%, 2/15/29	31,000	32,365
2.95%, 4/15/31	54,000	49,619
5.95%, 9/15/33(b)	36,000	38,275
Masco Corp.
2.00%, 2/15/31	439,000	384,006
3.13%, 2/15/51	27,000	16,781
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017	30,000	22,937
3.19%, 7/1/49, Series 2020	69,000	46,901
4.12%, 7/1/55, Series 2015(b)	6,000	4,781
3.34%, 7/1/60, Series 2020	13,000	8,411
Massachusetts Institute of Technology
3.96%, 7/1/38	14,000	12,824
5.60%, 7/1/11	45,000	44,043
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(e)	18,000	17,325
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.191% thereafter)(a)(e)	213,000	187,881
See Notes to Financial Statements.

124    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Mastercard, Inc.
2.95%, 11/21/26	$41,000	$40,533
3.30%, 3/26/27	55,000	54,513
3.50%, 2/26/28	27,000	26,789
4.88%, 3/9/28	41,000	42,016
2.95%, 6/1/29	80,000	77,366
3.35%, 3/26/30	31,000	30,162
1.90%, 3/15/31	12,000	10,696
2.00%, 11/18/31	15,000	13,193
4.85%, 3/9/33	15,000	15,338
4.88%, 5/9/34	20,000	20,325
3.80%, 11/21/46	121,000	95,752
3.95%, 2/26/48	33,000	26,384
3.65%, 6/1/49	65,000	48,966
3.85%, 3/26/50	98,000	76,080
2.95%, 3/15/51	46,000	29,841
Matador Resources Co.
6.88%, 4/15/28(e)	20,000	20,489
6.50%, 4/15/32(e)	36,000	36,572
6.25%, 4/15/33(e)	30,000	30,236
Match Group Holdings II LLC
5.00%, 12/15/27(e)	18,000	17,915
4.63%, 6/1/28(e)	69,000	67,969
5.63%, 2/15/29(e)	26,000	26,044
4.13%, 8/1/30(b)(e)	51,000	48,070
Mattel, Inc. 5.45%, 11/1/41	95,000	85,590
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/27(e)	110,000	111,494
9.25%, 4/15/27(e)	55,000	54,773
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/29(e)	29,000	28,966
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	6,000	4,861
4.00%, 11/15/47, Series 2013	6,000	4,721
4.13%, 11/15/52, Series 2016	7,000	5,546
3.20%, 11/15/61, Series 2021	50,000	31,238
MBIA, Inc. 5.70%, 12/1/34	13,000	11,443
McAfee Corp. 7.38%, 2/15/30(e)	55,000	50,882
McCormick & Co., Inc.
0.90%, 2/15/26	31,000	30,502
3.40%, 8/15/27	46,000	45,453
2.50%, 4/15/30	36,000	33,258
1.85%, 2/15/31	36,000	31,474
4.95%, 4/15/33	36,000	36,338
4.20%, 8/15/47	137,000	109,076
Investments	Principal Amount	Value
McDonald’s Corp.
2.13%, 3/1/30	$54,000	$49,479
4.95%, 8/14/33(b)	84,000	86,146
4.88%, 12/9/45	714,000	646,310
3.63%, 9/1/49	500,000	363,144
McGraw-Hill Education, Inc. 5.75%, 8/1/28(e)	85,000	85,472
McKesson Corp.
3.95%, 2/16/28	16,000	15,977
4.90%, 7/15/28	19,000	19,426
4.25%, 9/15/29	23,000	23,103
5.10%, 7/15/33	25,000	25,631
McLaren Health Care Corp. 4.39%, 5/15/48, Series A	100,000	82,607
MDC Holdings, Inc.
3.85%, 1/15/30	21,000	20,198
2.50%, 1/15/31	150,000	133,066
6.00%, 1/15/43	45,000	41,258
3.97%, 8/6/61(b)	54,000	35,264
Medline Borrower LP
3.88%, 4/1/29(e)	181,000	174,027
5.25%, 10/1/29(e)	101,000	100,084
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/29(e)	60,000	61,718
Medtronic Global Holdings SCA
4.25%, 3/30/28	55,000	55,405
4.50%, 3/30/33	20,000	19,889
Medtronic, Inc.
4.00%, 4/1/43	100,000	84,330
4.63%, 3/15/45	118,000	105,876
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/42	39,000	36,962
Merck & Co., Inc.
0.75%, 2/24/26	55,000	54,105
3.90%, 3/7/39	412,000	363,291
3.60%, 9/15/42	159,000	126,318
4.15%, 5/18/43	412,000	350,508
2.45%, 6/24/50	35,000	20,223
2.90%, 12/10/61	73,000	42,043
5.15%, 5/17/63	56,000	50,893
Meta Platforms, Inc.
3.50%, 8/15/27	59,000	58,669
4.45%, 8/15/52	88,000	73,413
5.60%, 5/15/53	176,000	174,062
4.65%, 8/15/62	100,000	83,453
MetLife, Inc.
5.38%, 7/15/33	225,000	235,387
5.70%, 6/15/35	711,000	753,392

See Notes to Financial Statements.

WisdomTree Trust    125

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.88%, 11/13/43	$45,000	$41,248
4.05%, 3/1/45	157,000	128,113
4.60%, 5/13/46	49,000	43,317
5.00%, 7/15/52	176,000	158,661
5.25%, 1/15/54	95,000	89,120
MGIC Investment Corp. 5.25%, 8/15/28	40,000	40,029
MGM Resorts International
4.63%, 9/1/26	17,000	16,958
5.50%, 4/15/27	38,000	38,260
4.75%, 10/15/28(b)	31,000	30,831
6.50%, 4/15/32(b)	31,000	31,815
Micron Technology, Inc.
4.66%, 2/15/30	443,000	445,757
2.70%, 4/15/32	71,000	62,498
5.88%, 2/9/33	54,000	56,766
3.48%, 11/1/51	287,000	195,713
Microsoft Corp.
5.20%, 6/1/39	64,000	67,401
2.53%, 6/1/50	564,000	345,179
Mid-America Apartments LP 1.70%, 2/15/31	137,000	119,397
MidAmerican Energy Co.
3.10%, 5/1/27	21,000	20,743
3.65%, 4/15/29	47,000	46,371
6.75%, 12/30/31	8,000	9,071
5.35%, 1/15/34	7,000	7,267
3.65%, 8/1/48	50,000	37,209
3.15%, 4/15/50	39,000	26,130
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/28(e)	25,000	24,923
Midcap Financial Issuer Trust 6.50%, 5/1/28(e)	200,000	199,529
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(e)	31,000	30,004
Mississippi Power Co.
4.25%, 3/15/42, Series 12-A	572,000	491,864
3.10%, 7/30/51, Series B	51,000	33,371
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/32(e)	29,000	29,906
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/30(e)	20,000	19,696
Mobius Merger Sub, Inc. 9.00%, 6/1/30(e)	198,000	174,901
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(e)(g)	26,000	147
Investments	Principal Amount	Value
Mohawk Industries, Inc.
5.85%, 9/18/28	$37,000	$38,667
3.63%, 5/15/30	35,000	33,728
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 4/15/30(e)	51,000	52,740
Molina Healthcare, Inc.
4.38%, 6/15/28(e)	47,000	45,838
3.88%, 11/15/30(e)	27,000	24,827
3.88%, 5/15/32(e)	31,000	27,754
Molson Coors Beverage Co.
3.00%, 7/15/26	123,000	121,602
5.00%, 5/1/42	100,000	91,133
4.20%, 7/15/46	163,000	128,836
Mondelez International, Inc.
2.63%, 3/17/27	45,000	43,998
4.13%, 5/7/28	30,000	30,066
4.75%, 2/20/29	35,000	35,808
2.75%, 4/13/30	55,000	51,516
1.50%, 2/4/31	80,000	69,127
3.00%, 3/17/32	55,000	50,091
1.88%, 10/15/32(b)	45,000	38,053
2.63%, 9/4/50	100,000	58,744
Monongahela Power Co.
3.55%, 5/15/27(e)	18,000	17,813
5.85%, 2/15/34(e)	16,000	16,852
5.40%, 12/15/43(e)	115,000	112,043
Montefiore Obligated Group 5.25%, 11/1/48, Series 18-C	166,000	132,649
Moody’s Corp.
2.00%, 8/19/31(b)	304,000	267,174
3.75%, 2/25/52	191,000	140,601
Morgan Stanley
3.63%, 1/20/27	99,000	98,504
3.95%, 4/23/27	479,000	477,405
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	276,000	270,871
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	329,000	329,019
3.59%, 7/22/28(a)	141,000	139,309
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	876,000	867,264
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	321,000	328,295

See Notes to Financial Statements.

126    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	$167,000	$155,669
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	531,000	536,084
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(a)	68,000	70,187
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	81,000	85,491
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	88,000	89,697
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,501,000	1,300,799
3.97%, 7/22/38(a)	132,000	116,741
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(a)	108,000	112,250
4.46%, 4/22/39, (4.457% fixed rate until 4/22/38; 3-month Secured Overnight Financing Rate + 1.693% thereafter)(a)	116,000	108,192
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(a)	16,000	12,189
6.38%, 7/24/42	168,000	184,747
4.30%, 1/27/45	88,000	75,227
4.38%, 1/22/47	268,000	228,209
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	45,414
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)(b)	228,000	140,679
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(a)	197,000	192,148
Mosaic Co.
4.05%, 11/15/27	43,000	42,801
5.38%, 11/15/28	177,000	182,596
5.45%, 11/15/33(b)	36,000	36,964
4.88%, 11/15/41	27,000	24,037
5.63%, 11/15/43	54,000	51,997
Motiva Enterprises LLC 6.85%, 1/15/40(e)	164,000	178,460
Motorola Solutions, Inc.
4.60%, 2/23/28	45,000	45,485
5.00%, 4/15/29	30,000	30,706
Investments	Principal Amount	Value
4.60%, 5/23/29	$55,000	$55,605
2.30%, 11/15/30	65,000	58,478
2.75%, 5/24/31	60,000	54,708
5.60%, 6/1/32	45,000	47,045
5.40%, 4/15/34	80,000	82,157
5.50%, 9/1/44	137,000	133,978
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	58,000	43,191
3.74%, 7/1/49, Series 2019	55,000	38,125
3.39%, 7/1/50, Series 2020	63,000	39,227
MPH Acquisition Holdings LLC
5.75%, 12/31/30(e)	8,463	7,417
11.50%, 12/31/30, PIK(e)	13,275	13,530
6.75%, 3/31/31, PIK(e)	72,857	58,684
MPLX LP
1.75%, 3/1/26	90,000	88,802
4.13%, 3/1/27	75,000	74,838
4.25%, 12/1/27	45,000	45,037
4.00%, 3/15/28	77,000	76,596
4.80%, 2/15/29	45,000	45,617
2.65%, 8/15/30	105,000	96,012
4.95%, 9/1/32	70,000	69,621
5.00%, 3/1/33	80,000	79,320
5.50%, 6/1/34	159,000	160,396
4.50%, 4/15/38	160,000	142,561
5.20%, 3/1/47	91,000	79,243
5.20%, 12/1/47	45,000	39,069
4.70%, 4/15/48	135,000	109,569
5.50%, 2/15/49	135,000	121,556
4.95%, 3/14/52	135,000	111,212
5.65%, 3/1/53	45,000	40,908
4.90%, 4/15/58	45,000	36,213
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	145,000	114,675
3.50%, 3/15/31	50,000	35,323
MSCI, Inc. 3.63%, 11/1/31(e)	160,000	149,465
Munich Re America Corp. 7.45%, 12/15/26, Series B	52,000	54,286
Murphy Oil Corp. 5.88%, 12/1/42	17,000	14,268
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	11,993
4.75%, 9/15/29	43,000	42,380
3.75%, 2/15/31(e)	20,000	18,515

See Notes to Financial Statements.

WisdomTree Trust    127

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(e)	$16,000	$16,217
5.35%, 4/9/27(e)	20,000	20,339
5.45%, 12/12/28(e)	16,000	16,552
Mutual of Omaha Insurance Co.
6.14%, 1/16/64, (6.144% fixed rate until 1/16/54; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(e)	12,000	12,080
Mylan, Inc.
4.55%, 4/15/28	45,000	44,734
5.40%, 11/29/43	45,000	38,173
5.20%, 4/15/48	70,000	56,161
Nabors Industries Ltd.
7.50%, 1/15/28(e)	146,000	146,634
Nabors Industries, Inc.
7.38%, 5/15/27(e)	29,000	29,497
9.13%, 1/31/30(b)(e)	120,000	123,031
Nasdaq, Inc.
3.85%, 6/30/26	30,000	29,912
5.35%, 6/28/28	53,000	54,697
1.65%, 1/15/31	46,000	40,257
5.55%, 2/15/34	79,000	82,432
2.50%, 12/21/40	60,000	41,773
3.25%, 4/28/50	45,000	30,368
3.95%, 3/7/52	38,000	28,444
5.95%, 8/15/53	70,000	71,301
6.10%, 6/28/63	70,000	71,915
National Grid USA 5.80%, 4/1/35	595,000	612,107
National Life Insurance Co. 5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.314% thereafter)(a)(e)	20,000	16,286
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	74,000	75,440
5.80%, 1/15/33	97,000	103,550
4.30%, 3/15/49	26,000	21,596
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26(e)	21,000	20,992
6.00%, 1/15/27(e)	25,000	25,038
5.50%, 8/15/28(e)	35,000	35,001
7.13%, 2/1/32(e)	41,000	42,777
Nationwide Financial Services, Inc.
6.75%, 5/15/37, Series JR	35,000	35,064
5.30%, 11/18/44, Series SR(e)	55,000	50,937
3.90%, 11/30/49(e)	103,000	76,465
Investments	Principal Amount	Value
Nationwide Mutual Insurance Co.
7.88%, 4/1/33(e)	$10,000	$11,282
9.38%, 8/15/39(e)	30,000	40,293
Navient Corp. 4.88%, 3/15/28	198,000	194,736
NBCUniversal Media LLC 4.45%, 1/15/43	50,000	42,900
NCL Corp. Ltd.
5.88%, 3/15/26(e)	23,000	23,052
5.88%, 2/15/27(e)	41,000	41,146
8.13%, 1/15/29(e)	32,000	33,685
7.75%, 2/15/29(e)	25,000	26,733
NCL Finance Ltd. 6.13%, 3/15/28(e)	64,000	65,164
NCR Atleos Corp. 9.50%, 4/1/29(e)	55,000	59,678
NCR Voyix Corp.
5.00%, 10/1/28(e)	36,000	35,513
5.13%, 4/15/29(e)	13,000	12,861
Neptune Bidco U.S., Inc. 9.29%, 4/15/29(e)	108,000	107,550
NESCO Holdings II, Inc. 5.50%, 4/15/29(b)(e)	38,000	37,106
Nestle Holdings, Inc.
4.13%, 10/1/27(e)	60,000	60,282
1.25%, 9/15/30(e)	300,000	262,108
NetApp, Inc.
2.38%, 6/22/27	34,000	32,917
2.70%, 6/22/30	50,000	46,118
Netflix, Inc.
4.38%, 11/15/26	162,000	162,937
4.88%, 4/15/28	99,000	101,278
6.38%, 5/15/29	57,000	61,531
5.38%, 11/15/29(e)	37,000	38,773
4.88%, 6/15/30(e)	139,000	143,056
4.90%, 8/15/34	62,000	63,372
5.40%, 8/15/54	74,000	72,233
Nevada Power Co.
3.70%, 5/1/29, Series CC	27,000	26,594
2.40%, 5/1/30, Series DD	9,000	8,322
6.75%, 7/1/37, Series R	23,000	25,821
3.13%, 8/1/50, Series EE	61,000	38,853
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/28(e)	28,000	27,699
New Fortress Energy, Inc. 6.50%, 9/30/26(e)	186,000	66,653
New York & Presbyterian Hospital
2.26%, 8/1/40	6,000	4,166
4.06%, 8/1/56	7,000	5,393

See Notes to Financial Statements.

128    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
2.61%, 8/1/60(b)	$6,000	$3,246
3.95%, 8/1/19, Series 2019	37,000	25,091
New York Life Global Funding
0.85%, 1/15/26(e)	35,000	34,559
4.70%, 4/2/26(e)	25,000	25,063
1.15%, 6/9/26(e)	15,000	14,659
2.35%, 7/14/26(b)(e)	20,000	19,696
5.45%, 9/18/26(e)	40,000	40,563
4.90%, 4/2/27(e)	25,000	25,364
3.25%, 4/7/27(e)	20,000	19,793
4.85%, 1/9/28(e)	41,000	41,747
3.00%, 1/10/28(e)	30,000	29,362
4.90%, 6/13/28(e)	30,000	30,699
4.70%, 1/29/29(e)	44,000	44,854
1.20%, 8/7/30(e)	25,000	21,641
1.85%, 8/1/31(e)	20,000	17,403
4.55%, 1/28/33(e)	40,000	39,564
5.00%, 1/9/34(e)	45,000	45,688
New York Life Insurance Co.
5.88%, 5/15/33(e)	40,000	42,116
6.75%, 11/15/39(e)	40,000	45,164
3.75%, 5/15/50(e)	50,000	36,625
4.45%, 5/15/69(e)	60,000	46,105
New York State Electric & Gas Corp. 3.30%, 9/15/49(e)	71,000	46,573
Newell Brands, Inc.
6.38%, 9/15/27	20,000	20,283
6.63%, 9/15/29(b)	72,000	72,549
6.38%, 5/15/30(b)	30,000	29,647
6.63%, 5/15/32(b)	18,000	17,654
6.88%, 4/1/36(b)	15,000	14,691
7.00%, 4/1/46	28,000	24,382
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28(e)	44,000	28,758
6.00%, 2/15/29(e)	28,000	17,319
Newmark Group, Inc. 7.50%, 1/12/29	46,000	49,288
Newmont Corp./Newcrest Finance Pty Ltd. 4.20%, 5/13/50	231,000	187,532
News Corp.
3.88%, 5/15/29(e)	41,000	39,574
5.13%, 2/15/32(e)	49,000	48,449
Nexstar Media, Inc.
5.63%, 7/15/27(e)	69,000	68,958
4.75%, 11/1/28(e)	40,000	39,278
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	45,000	27,914
5.25%, 2/28/53	19,000	17,404
Investments	Principal Amount	Value
5.55%, 3/15/54	$590,000	$561,143
5.11%, 9/29/57(e)	960,000	858,583
NFE Financing LLC 12.00%, 11/15/29(e)	49,000	18,185
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(e)	37,000	37,797
8.38%, 2/15/32(e)	53,000	53,914
NGPL PipeCo LLC
4.88%, 8/15/27(e)	29,000	29,067
3.25%, 7/15/31(e)	30,000	27,075
7.77%, 12/15/37(e)	20,000	22,961
Niagara Mohawk Power Corp.
5.78%, 9/16/52(e)	119,000	115,864
NIKE, Inc.
3.25%, 3/27/40	100,000	79,626
3.63%, 5/1/43	184,000	145,601
NiSource, Inc.
3.49%, 5/15/27	60,000	59,381
5.25%, 3/30/28(b)	65,000	66,777
2.95%, 9/1/29	55,000	52,505
3.60%, 5/1/30	71,000	68,883
1.70%, 2/15/31	55,000	47,676
5.40%, 6/30/33	30,000	30,930
5.35%, 4/1/34	60,000	61,368
5.95%, 6/15/41	30,000	30,612
5.25%, 2/15/43	67,000	63,062
4.80%, 2/15/44	166,000	147,418
5.65%, 2/1/45	45,000	43,993
4.38%, 5/15/47	90,000	74,352
3.95%, 3/30/48	70,000	54,100
5.00%, 6/15/52	30,000	26,334
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(a)	86,000	88,462
NNN REIT, Inc.
4.30%, 10/15/28	361,000	362,185
3.10%, 4/15/50	102,000	64,761
3.50%, 4/15/51	41,000	28,003
3.00%, 4/15/52	41,000	25,113
Noble Finance II LLC 8.00%, 4/15/30(e)	25,000	25,926
Nordson Corp.
5.60%, 9/15/28	21,000	21,797
5.80%, 9/15/33(b)	35,000	37,226
Norfolk Southern Corp.
2.90%, 6/15/26	35,000	34,625
7.80%, 5/15/27	20,000	21,207
See Notes to Financial Statements.

WisdomTree Trust    129

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
3.15%, 6/1/27	$20,000	$19,701
3.80%, 8/1/28	35,000	34,856
2.55%, 11/1/29	30,000	28,248
5.05%, 8/1/30	45,000	46,654
2.30%, 5/15/31	35,000	31,490
3.00%, 3/15/32	45,000	40,998
4.45%, 3/1/33	36,000	35,476
5.55%, 3/15/34	30,000	31,488
4.84%, 10/1/41	55,000	51,122
3.95%, 10/1/42	54,000	44,329
4.45%, 6/15/45	45,000	38,673
4.65%, 1/15/46	55,000	48,521
3.94%, 11/1/47	70,000	54,995
4.15%, 2/28/48	65,000	52,451
4.10%, 5/15/49	35,000	27,617
3.40%, 11/1/49	35,000	24,471
3.05%, 5/15/50	70,000	45,692
2.90%, 8/25/51	55,000	34,464
4.05%, 8/15/52	70,000	54,238
3.70%, 3/15/53	35,000	25,310
4.55%, 6/1/53	70,000	58,650
5.35%, 8/1/54(b)	90,000	85,688
3.16%, 5/15/55	70,000	44,621
5.95%, 3/15/64	55,000	56,251
5.10%, 8/1/18	44,000	37,106
4.10%, 5/15/21	55,000	37,986
Northern Natural Gas Co. 4.30%, 1/15/49(e)	512,000	402,847
Northern Oil & Gas, Inc.
8.13%, 3/1/28(e)	29,000	29,290
8.75%, 6/15/31(e)	20,000	20,570
Northern States Power Co.
6.25%, 6/1/36	20,000	22,072
3.40%, 8/15/42	24,000	18,393
4.00%, 8/15/45	58,000	47,162
3.60%, 9/15/47	29,000	21,656
2.90%, 3/1/50	39,000	25,230
2.60%, 6/1/51	89,000	53,623
3.20%, 4/1/52	28,000	19,075
4.50%, 6/1/52	33,000	27,804
Northern Trust Corp.
4.00%, 5/10/27	69,000	69,048
3.65%, 8/3/28	35,000	34,772
3.15%, 5/3/29	110,000	106,817
1.95%, 5/1/30	21,000	19,099
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	239,000	233,663
6.13%, 11/2/32	21,000	22,879
Investments	Principal Amount	Value
Northrop Grumman Corp.
3.20%, 2/1/27	$46,000	$45,442
4.60%, 2/1/29	30,000	30,484
4.40%, 5/1/30	55,000	55,479
4.90%, 6/1/34	75,000	75,180
5.15%, 5/1/40	45,000	44,138
5.05%, 11/15/40	25,000	24,188
4.75%, 6/1/43	85,000	76,914
3.85%, 4/15/45	55,000	43,555
4.03%, 10/15/47	204,000	161,712
5.25%, 5/1/50	132,000	123,412
4.95%, 3/15/53	102,000	90,814
5.20%, 6/1/54	105,000	96,784
Northwell Healthcare, Inc.
3.98%, 11/1/46	205,000	158,936
4.26%, 11/1/47	110,000	88,174
3.81%, 11/1/49	29,000	21,033
Northwest Pipeline LLC 4.00%, 4/1/27	30,000	29,912
NorthWestern Corp. 4.18%, 11/15/44	24,000	19,737
Northwestern Mutual Life Insurance Co.
6.17%, 5/29/55(e)	50,000	52,287
3.63%, 9/30/59(e)	244,000	164,851
Northwestern University
4.64%, 12/1/44	11,000	10,425
2.64%, 12/1/50, Series 2020	6,000	3,720
3.66%, 12/1/57, Series 2017	6,000	4,317
NOV, Inc. 3.60%, 12/1/29(b)	36,000	34,810
Novant Health, Inc.
2.64%, 11/1/36	122,000	96,273
3.17%, 11/1/51	38,000	24,863
3.32%, 11/1/61	22,000	14,027
Novelis Corp.
4.75%, 1/30/30(e)	104,000	100,140
3.88%, 8/15/31(e)	23,000	20,891
NRG Energy, Inc.
2.00%, 12/2/25(e)	20,000	19,836
2.45%, 12/2/27(e)	36,000	34,431
5.75%, 1/15/28	33,000	33,115
3.38%, 2/15/29(e)	20,000	18,977
4.45%, 6/15/29(e)	233,000	230,954
5.25%, 6/15/29(e)	30,000	29,923
5.75%, 7/15/29(e)	33,000	33,126
3.63%, 2/15/31(e)	41,000	37,845
3.88%, 2/15/32(e)	19,000	17,503
6.00%, 2/1/33(e)	37,000	37,585
7.00%, 3/15/33(e)	40,000	43,774
6.25%, 11/1/34(e)	38,000	38,994

See Notes to Financial Statements.

130    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
NSTAR Electric Co. 1.95%, 8/15/31	$6,000	$5,265
Nucor Corp.
5.20%, 8/1/43	15,000	14,420
4.40%, 5/1/48	122,000	101,349
3.85%, 4/1/52	24,000	18,024
2.98%, 12/15/55	95,000	57,807
NuStar Logistics LP
6.00%, 6/1/26	20,000	20,076
5.63%, 4/28/27	23,000	23,145
6.38%, 10/1/30	25,000	25,946
Nuveen LLC 4.00%, 11/1/28(e)	40,000	39,949
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,839
1.55%, 6/15/28	26,000	24,500
2.85%, 4/1/30	31,000	29,650
2.00%, 6/15/31	25,000	22,394
3.50%, 4/1/40	21,000	17,773
3.50%, 4/1/50	41,000	30,542
3.70%, 4/1/60	10,000	7,301
NVR, Inc. 3.00%, 5/15/30(b)	255,000	241,000
NYU Langone Hospitals
5.75%, 7/1/43, Series 13-A	100,000	101,432
4.78%, 7/1/44	153,000	137,649
4.37%, 7/1/47	64,000	54,829
3.38%, 7/1/55, Series 2020(b)	167,000	112,916
Occidental Petroleum Corp.
7.88%, 9/15/31	288,000	325,904
6.45%, 9/15/36	284,000	294,115
4.20%, 3/15/48	118,000	83,596
6.05%, 10/1/54(b)	290,000	270,527
Office Properties Income Trust 9.00%, 9/30/29(e)	64,000	44,845
OGE Energy Corp. 5.45%, 5/15/29	22,000	22,872
Oglethorpe Power Corp.
5.95%, 11/1/39	311,000	323,294
5.38%, 11/1/40	40,000	39,128
5.05%, 10/1/48	45,000	40,132
3.75%, 8/1/50	40,000	28,170
5.25%, 9/1/50	43,000	38,726
6.20%, 12/1/53	35,000	35,856
Ohio Edison Co.
5.50%, 1/15/33(e)	180,000	186,135
6.88%, 7/15/36	32,000	36,350
Ohio Power Co. 2.90%, 10/1/51, Series R	56,000	33,739
Investments	Principal Amount	Value
OI European Group BV 4.75%, 2/15/30(b)(e)	$66,000	$62,481
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	29,000	28,859
3.30%, 3/15/30	6,000	5,754
3.25%, 4/1/30	6,000	5,768
5.40%, 1/15/33	33,000	34,260
4.15%, 4/1/47	86,000	70,355
3.85%, 8/15/47	20,000	15,475
5.60%, 4/1/53	33,000	32,046
Old Republic International Corp.
3.88%, 8/26/26	34,000	33,815
5.75%, 3/28/34	29,000	29,877
3.85%, 6/11/51	59,000	41,451
Olin Corp. 5.63%, 8/1/29(b)	65,000	64,841
Olympus Water U.S. Holding Corp. 7.13%, 10/1/27(b)(e)	200,000	203,842
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	119,000	120,045
3.63%, 10/1/29(b)	35,000	33,509
3.38%, 2/1/31	58,000	53,644
3.25%, 4/15/33	34,000	29,612
Omnicom Group, Inc.
2.45%, 4/30/30(b)	43,000	39,527
4.20%, 6/1/30	43,000	42,661
2.60%, 8/1/31	96,000	86,422
5.30%, 11/1/34	52,000	52,818
ON Semiconductor Corp. 3.88%, 9/1/28(e)	29,000	28,239
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	35,000	34,900
4.30%, 5/15/28	45,000	45,349
3.70%, 11/15/28	50,000	49,518
5.75%, 3/15/29	25,000	26,195
2.75%, 5/15/30	15,000	14,073
7.00%, 5/1/32	10,000	11,292
4.15%, 6/1/32	10,000	9,706
4.55%, 9/15/32	15,000	14,918
7.25%, 1/15/33	5,000	5,735
5.65%, 11/15/33	15,000	15,884
7.50%, 9/1/38	15,000	18,115
5.25%, 9/30/40	20,000	19,744
4.55%, 12/1/41	20,000	17,808
5.30%, 6/1/42	15,000	14,525
3.75%, 4/1/45	25,000	19,333
3.80%, 9/30/47	15,000	11,459

See Notes to Financial Statements.

WisdomTree Trust    131

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.10%, 11/15/48	$48,000	$38,085
3.80%, 6/1/49	20,000	14,865
3.10%, 9/15/49	179,000	118,129
3.70%, 5/15/50	99,000	71,676
2.70%, 11/15/51	90,000	53,221
4.60%, 6/1/52	15,000	12,412
4.95%, 9/15/52	40,000	35,557
5.35%, 10/1/52	15,000	14,063
ONE Gas, Inc.
5.10%, 4/1/29	21,000	21,684
2.00%, 5/15/30	88,000	80,051
4.25%, 9/1/32	6,000	5,872
4.66%, 2/1/44	29,000	25,468
4.50%, 11/1/48	20,000	16,722
OneAmerica Financial Partners, Inc. 4.25%, 10/15/50(b)(e)	16,000	12,204
OneMain Finance Corp.
3.50%, 1/15/27	30,000	29,395
6.63%, 1/15/28	30,000	30,801
3.88%, 9/15/28	24,000	23,020
6.63%, 5/15/29	36,000	37,073
5.38%, 11/15/29	30,000	29,740
7.88%, 3/15/30	86,000	91,141
4.00%, 9/15/30	60,000	55,543
7.50%, 5/15/31	30,000	31,479
7.13%, 11/15/31	30,000	31,195
ONEOK Partners LP
6.85%, 10/15/37	53,000	57,939
6.20%, 9/15/43	412,000	413,178
ONEOK, Inc.
4.85%, 7/15/26	30,000	30,089
4.25%, 9/24/27	72,000	72,097
5.63%, 1/15/28(e)	20,000	20,475
4.55%, 7/15/28	46,000	46,371
5.65%, 11/1/28	43,000	44,678
4.35%, 3/15/29	40,000	39,937
5.38%, 6/1/29	35,000	36,044
3.40%, 9/1/29	41,000	39,431
6.50%, 9/1/30(e)	41,000	44,156
4.75%, 10/15/31	90,000	90,047
6.05%, 9/1/33	108,000	113,629
5.65%, 9/1/34	43,000	43,772
5.05%, 11/1/34	115,000	112,220
5.15%, 10/15/43	11,000	9,791
5.60%, 4/1/44	30,000	27,905
5.05%, 4/1/45	117,000	101,694
4.25%, 9/15/46	44,000	33,594
Investments	Principal Amount	Value
5.45%, 6/1/47	$45,000	$40,339
4.20%, 10/3/47	133,000	100,552
5.20%, 7/15/48	100,000	87,410
4.85%, 2/1/49	44,000	36,041
4.45%, 9/1/49	23,000	17,948
7.15%, 1/15/51	26,000	27,957
6.63%, 9/1/53	153,000	157,148
5.70%, 11/1/54	132,000	120,457
5.85%, 11/1/64	63,000	57,646
Option Care Health, Inc. 4.38%, 10/31/29(e)	20,000	19,288
Oracle Corp.
3.25%, 11/15/27	483,000	473,698
6.15%, 11/9/29	105,000	112,277
2.95%, 4/1/30	1,310,000	1,233,661
4.70%, 9/27/34	126,000	121,817
3.90%, 5/15/35	429,000	387,036
3.85%, 7/15/36	110,000	96,777
6.50%, 4/15/38	110,000	119,324
6.13%, 7/8/39	164,000	171,317
5.38%, 7/15/40	642,000	621,511
4.50%, 7/8/44	625,000	523,752
4.13%, 5/15/45	657,000	517,207
3.85%, 4/1/60	70,000	46,918
4.10%, 3/25/61	1,775,000	1,245,672
O’Reilly Automotive, Inc.
3.55%, 3/15/26	31,000	30,881
5.75%, 11/20/26	46,000	46,791
3.60%, 9/1/27	46,000	45,566
4.35%, 6/1/28	31,000	31,148
3.90%, 6/1/29	36,000	35,663
4.20%, 4/1/30	36,000	35,917
1.75%, 3/15/31	382,000	332,052
4.70%, 6/15/32	61,000	61,111
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/31(b)(e)	200,000	171,640
Orlando Health Obligated Group
4.09%, 10/1/48	82,000	65,788
3.33%, 10/1/50	34,000	23,741
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/30(b)(e)	24,000	18,734
Otis Worldwide Corp.
2.29%, 4/5/27	31,000	30,194
5.25%, 8/16/28	46,000	47,448
2.57%, 2/15/30	106,000	98,816
3.11%, 2/15/40	68,000	52,623
3.36%, 2/15/50	68,000	47,150

See Notes to Financial Statements.

132    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(e)	$27,000	$26,784
4.25%, 1/15/29(e)	20,000	19,225
4.63%, 3/15/30(b)(e)	28,000	26,755
7.38%, 2/15/31(e)	23,000	24,314
Ovintiv, Inc.
5.38%, 1/1/26	30,000	30,022
5.65%, 5/15/28	45,000	46,361
8.13%, 9/15/30	20,000	22,950
7.20%, 11/1/31	25,000	27,473
7.38%, 11/1/31	202,000	223,957
6.25%, 7/15/33	45,000	46,857
6.50%, 8/15/34	104,000	109,651
6.63%, 8/15/37	40,000	41,599
6.50%, 2/1/38	40,000	41,212
7.10%, 7/15/53	35,000	36,231
Owens & Minor, Inc.
4.50%, 3/31/29(b)(e)	370,000	314,597
6.63%, 4/1/30(b)(e)	83,000	72,103
Owens Corning
3.40%, 8/15/26	25,000	24,799
5.50%, 6/15/27	30,000	30,669
3.95%, 8/15/29	32,000	31,642
3.50%, 2/15/30	25,000	24,167
3.88%, 6/1/30	21,000	20,512
5.70%, 6/15/34	50,000	52,335
7.00%, 12/1/36	44,000	50,180
4.30%, 7/15/47	54,000	43,874
4.40%, 1/30/48	36,000	29,456
5.95%, 6/15/54(b)	65,000	65,226
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(e)	25,000	25,026
7.25%, 5/15/31(b)(e)	47,000	47,886
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/29, PIK(e)	46,146	47,802
PACCAR Financial Corp.
4.60%, 1/10/28	22,000	22,370
4.95%, 8/10/28	22,000	22,655
4.60%, 1/31/29	44,000	44,912
5.00%, 3/22/34	48,000	49,124
Pacific Gas & Electric Co.
2.95%, 3/1/26	37,000	36,693
3.30%, 3/15/27	25,000	24,593
5.45%, 6/15/27	128,000	130,041
2.10%, 8/1/27	62,000	59,437
3.00%, 6/15/28	50,000	48,172
Investments	Principal Amount	Value
3.75%, 7/1/28	$55,000	$53,953
6.10%, 1/15/29	53,000	55,388
4.20%, 3/1/29	25,000	24,744
5.55%, 5/15/29	53,000	54,542
4.55%, 7/1/30	216,000	214,015
2.50%, 2/1/31	139,000	123,372
3.25%, 6/1/31	70,000	64,221
4.40%, 3/1/32	340,000	328,040
5.90%, 6/15/32	42,000	43,736
6.15%, 1/15/33	52,000	54,655
6.40%, 6/15/33	80,000	85,028
6.95%, 3/15/34	56,000	61,368
5.80%, 5/15/34	218,000	222,928
4.50%, 7/1/40	176,000	150,234
3.30%, 8/1/40	90,000	66,742
4.20%, 6/1/41	43,000	34,122
4.45%, 4/15/42	36,000	28,900
3.75%, 8/15/42	32,000	23,426
4.60%, 6/15/43	90,000	73,104
4.75%, 2/15/44	61,000	50,547
4.30%, 3/15/45	54,000	41,614
4.25%, 3/15/46	41,000	31,006
4.00%, 12/1/46	54,000	39,178
4.95%, 7/1/50	279,000	231,073
3.50%, 8/1/50	173,000	113,527
5.25%, 3/1/52	50,000	42,784
6.75%, 1/15/53	140,000	144,718
6.70%, 4/1/53	68,000	70,126
Pacific Life Global Funding II
1.38%, 4/14/26(e)	35,000	34,378
5.50%, 8/28/26(e)	25,000	25,347
1.45%, 1/20/28(e)	25,000	23,552
4.90%, 4/4/28(e)	15,000	15,305
5.50%, 7/18/28(e)	20,000	20,734
1.60%, 9/21/28(b)(e)	10,000	9,254
4.90%, 1/11/29(e)	15,000	15,334
2.45%, 1/11/32(e)	15,000	13,090
Pacific Life Insurance Co.
9.25%, 6/15/39(e)	74,000	100,547
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.796% thereafter)(a)(e)	56,000	43,822
Pacific LifeCorp
6.60%, 9/15/33(e)	25,000	27,430
5.13%, 1/30/43(e)	15,000	14,005
3.35%, 9/15/50(b)(e)	30,000	20,119
5.40%, 9/15/52(e)	30,000	28,565

See Notes to Financial Statements.
WisdomTree Trust    133

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
PacifiCorp
5.10%, 2/15/29	$27,000	$27,672
3.50%, 6/15/29	22,000	21,409
2.70%, 9/15/30	8,000	7,393
5.30%, 2/15/31	14,000	14,539
7.70%, 11/15/31	6,000	6,996
5.45%, 2/15/34	22,000	22,375
5.25%, 6/15/35	20,000	20,118
6.10%, 8/1/36	7,000	7,402
4.15%, 2/15/50	881,000	668,418
2.90%, 6/15/52	49,000	28,683
5.35%, 12/1/53	72,000	64,487
Packaging Corp. of America 3.00%, 12/15/29	341,000	325,401
Panther Escrow Issuer LLC 7.13%, 6/1/31(e)	121,000	125,532
Paramount Global
2.90%, 1/15/27	37,000	36,197
3.70%, 6/1/28	31,000	30,427
4.20%, 6/1/29	62,000	61,146
7.88%, 7/30/30	58,000	65,504
4.95%, 1/15/31	87,000	86,512
4.20%, 5/19/32	70,000	65,316
5.50%, 5/15/33	30,000	29,638
6.88%, 4/30/36	97,000	103,082
5.90%, 10/15/40	27,000	25,415
4.85%, 7/1/42	45,000	36,697
4.38%, 3/15/43	130,000	98,989
5.85%, 9/1/43	113,000	101,822
5.25%, 4/1/44	31,000	25,432
4.90%, 8/15/44	50,000	40,155
4.60%, 1/15/45	228,000	175,819
4.95%, 5/19/50	90,000	70,640
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(a)	26,000	25,348
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(a)	127,000	127,408
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(e)	30,000	29,980
4.88%, 5/15/29(e)	31,000	30,216
7.00%, 2/1/30(e)	22,000	22,711
Park River Holdings, Inc.
5.63%, 2/1/29(e)	16,000	15,015
6.75%, 8/1/29(e)	14,000	13,273
Parker-Hannifin Corp.
3.25%, 3/1/27	45,000	44,488
4.25%, 9/15/27	75,000	75,291
3.25%, 6/14/29	70,000	67,908
Investments	Principal Amount	Value
4.50%, 9/15/29	$70,000	$70,999
4.20%, 11/21/34	45,000	43,226
6.25%, 5/15/38, Series A	36,000	39,623
4.45%, 11/21/44	45,000	39,033
4.10%, 3/1/47	55,000	44,774
4.00%, 6/14/49	70,000	55,258
PartnerRe Finance B LLC
3.70%, 7/2/29	48,000	46,984
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(a)	45,000	42,408
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/28(e)	29,000	28,283
Patterson-UTI Energy, Inc. 7.15%, 10/1/33	58,000	60,568
PayPal Holdings, Inc.
2.65%, 10/1/26	59,000	58,093
3.90%, 6/1/27	123,000	122,904
2.85%, 10/1/29	70,000	66,752
2.30%, 6/1/30	27,000	24,803
4.40%, 6/1/32	27,000	26,826
5.15%, 6/1/34(b)	23,000	23,513
3.25%, 6/1/50(b)	66,000	44,950
5.05%, 6/1/52	66,000	60,464
5.50%, 6/1/54(b)	26,000	25,314
5.25%, 6/1/62(b)	33,000	30,359
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/29(e)	309,000	288,003
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	33,000	32,631
7.88%, 9/15/30(b)(e)	50,000	48,441
PeaceHealth Obligated Group
1.38%, 11/15/25, Series 2020	22,000	21,862
4.79%, 11/15/48, Series 2018	110,000	92,176
3.22%, 11/15/50, Series 2020	22,000	13,830
PECO Energy Co.
4.90%, 6/15/33	12,000	12,200
5.95%, 10/1/36	20,000	21,491
4.15%, 10/1/44	20,000	16,607
3.70%, 9/15/47	21,000	15,912
3.90%, 3/1/48	42,000	32,834
3.00%, 9/15/49	21,000	13,689
2.80%, 6/15/50	23,000	14,333
3.05%, 3/15/51	107,000	69,029
2.85%, 9/15/51	24,000	14,962
4.60%, 5/15/52	23,000	19,777
4.38%, 8/15/52	28,000	22,977
Penn Entertainment, Inc.
5.63%, 1/15/27(b)(e)	16,000	16,001
4.13%, 7/1/29(e)	16,000	14,921

See Notes to Financial Statements.

134    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Penn Mutual Life Insurance Co. 3.80%, 4/29/61(e)	$20,000	$12,941
PennyMac Financial Services, Inc. 4.25%, 2/15/29(e)	197,000	190,088
Penske Automotive Group, Inc.
3.50%, 9/1/25	61,000	61,000
3.75%, 6/15/29	27,000	25,760
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(e)	31,000	30,788
4.45%, 1/29/26(e)	17,000	16,978
5.75%, 5/24/26(e)	29,000	29,239
1.70%, 6/15/26(e)	31,000	30,334
3.40%, 11/15/26(e)	25,000	24,717
5.35%, 1/12/27(e)	21,000	21,255
4.20%, 4/1/27(e)	21,000	20,946
4.40%, 7/1/27(e)	31,000	31,065
5.88%, 11/15/27(e)	21,000	21,688
5.70%, 2/1/28(e)	31,000	31,935
5.55%, 5/1/28(e)	31,000	31,949
6.05%, 8/1/28(e)	45,000	47,109
5.35%, 3/30/29(e)	21,000	21,656
3.35%, 11/1/29(e)	12,000	11,525
6.20%, 6/15/30(e)	21,000	22,490
Pentair Finance SARL
4.50%, 7/1/29	28,000	28,156
5.90%, 7/15/32	28,000	29,546
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	26,000	26,262
4.55%, 2/16/29	21,000	21,351
4.70%, 2/16/34	9,000	8,970
PepsiCo, Inc.
5.13%, 11/10/26	33,000	33,419
2.63%, 3/19/27	23,000	22,561
3.00%, 10/15/27	70,000	68,844
3.60%, 2/18/28	35,000	34,832
4.45%, 5/15/28	30,000	30,481
7.00%, 3/1/29	24,000	26,365
2.63%, 7/29/29	20,000	19,027
2.75%, 3/19/30	30,000	28,329
1.63%, 5/1/30	21,000	18,828
1.40%, 2/25/31	15,000	13,005
1.95%, 10/21/31	25,000	21,968
3.90%, 7/18/32	25,000	24,300
4.45%, 2/15/33	20,000	20,059
5.50%, 1/15/40	25,000	26,125
3.50%, 3/19/40	15,000	12,563
4.88%, 11/1/40	15,000	14,496
2.63%, 10/21/41	35,000	24,788
4.00%, 3/5/42	78,000	66,582
3.60%, 8/13/42	15,000	12,003
4.25%, 10/22/44	15,000	12,883
Investments	Principal Amount	Value
4.45%, 4/14/46	$84,000	$73,693
3.45%, 10/6/46	43,000	32,070
4.00%, 5/2/47	27,000	21,864
3.38%, 7/29/49	24,000	17,096
2.88%, 10/15/49	49,000	31,724
3.63%, 3/19/50	197,000	146,607
2.75%, 10/21/51	49,000	30,277
4.20%, 7/18/52	115,000	93,771
4.65%, 2/15/53	24,000	20,903
3.88%, 3/19/60	25,000	18,654
Performance Food Group, Inc.
5.50%, 10/15/27(e)	43,000	42,974
4.25%, 8/1/29(e)	171,000	165,901
Permian Resources Operating LLC 5.88%, 7/1/29(e)	177,000	177,256
Perrigo Finance Unlimited Co. 6.13%, 9/30/32, Series USD	86,000	86,639
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/33	135,000	135,396
5.11%, 5/19/43	1,000	947
5.30%, 5/19/53	395,000	368,100
5.34%, 5/19/63	389,000	354,359
Pfizer, Inc.
2.63%, 4/1/30	34,000	31,928
1.70%, 5/28/30	27,000	24,187
1.75%, 8/18/31	27,000	23,591
4.00%, 12/15/36	66,000	60,765
4.10%, 9/15/38	46,000	41,411
3.90%, 3/15/39	49,000	42,805
7.20%, 3/15/39	164,000	194,498
2.55%, 5/28/40	66,000	47,659
5.60%, 9/15/40	33,000	33,879
4.30%, 6/15/43	49,000	42,093
4.40%, 5/15/44	65,000	56,712
4.13%, 12/15/46	82,000	66,720
4.20%, 9/15/48	65,000	53,128
4.00%, 3/15/49	155,000	121,324
2.70%, 5/28/50	82,000	50,186
PG&E Corp.
5.00%, 7/1/28	41,000	40,566
5.25%, 7/1/30	41,000	40,002
PG&E Energy Recovery Funding LLC 1.46%, 7/15/31, Series A-1	1,146,603	1,060,886
PG&E Recovery Funding LLC 5.26%, 1/15/38, Series A-2	675,000	691,117
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	255,212	254,038
4.26%, 6/1/36, Series A-2	1,250,000	1,199,156
5.08%, 6/1/41, Series A-3	400,000	394,717
Philip Morris International, Inc.
5.13%, 2/15/30	165,000	170,730
2.10%, 5/1/30	124,000	112,857

See Notes to Financial Statements.

WisdomTree Trust    135

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
5.38%, 2/15/33	$635,000	$657,902
4.88%, 11/15/43	271,000	247,764
Phillips 66
3.90%, 3/15/28	355,000	353,119
5.88%, 5/1/42	605,000	607,226
4.90%, 10/1/46	21,000	18,125
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	22,138
5.75%, 7/15/34	32,000	33,062
Piedmont Healthcare, Inc.
2.04%, 1/1/32, Series 2032	6,000	5,118
2.72%, 1/1/42, Series 2042	61,000	42,540
2.86%, 1/1/52	41,000	25,377
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/50	81,000	54,490
5.05%, 5/15/52	114,000	100,537
Piedmont Operating Partnership LP 3.15%, 8/15/30	323,000	292,380
Pike Corp.
5.50%, 9/1/28(e)	30,000	30,025
8.63%, 1/31/31(e)	16,000	17,164
Pilgrim’s Pride Corp.
4.25%, 4/15/31	272,000	262,310
3.50%, 3/1/32	64,000	57,960
6.25%, 7/1/33	222,000	234,282
6.88%, 5/15/34	46,000	50,443
Pioneer Natural Resources Co. 1.90%, 8/15/30	57,000	51,043
Pitney Bowes, Inc.
6.88%, 3/15/27(e)	16,000	16,116
7.25%, 3/15/29(b)(e)	14,000	14,185
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	46,000	46,054
3.55%, 12/15/29	71,000	68,469
3.80%, 9/15/30	54,000	52,116
5.70%, 9/15/34	55,000	56,165
6.65%, 1/15/37	54,000	58,573
5.15%, 6/1/42	45,000	40,286
4.30%, 1/31/43	32,000	25,422
4.70%, 6/15/44	62,000	51,314
4.90%, 2/15/45	59,000	50,138
Playtika Holding Corp. 4.25%, 3/15/29(b)(e)	29,000	26,675
PNC Bank NA 3.10%, 10/25/27	459,000	450,601
PNC Financial Services Group, Inc.
2.60%, 7/23/26	68,000	67,146
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	49,000	49,045
Investments	Principal Amount	Value
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	$395,000	$351,559
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	227,000	243,376
Polar Tankers, Inc. 5.95%, 5/10/37(e)	30,225	31,833
Post Holdings, Inc.
5.50%, 12/15/29(e)	100,000	99,880
4.63%, 4/15/30(e)	193,000	186,168
Potomac Electric Power Co.
5.20%, 3/15/34	8,000	8,204
6.50%, 11/15/37	33,000	36,896
4.15%, 3/15/43	42,000	35,069
5.50%, 3/15/54	20,000	19,304
PPG Industries, Inc.
1.20%, 3/15/26	43,000	42,283
3.75%, 3/15/28	49,000	48,582
2.80%, 8/15/29	22,000	20,892
2.55%, 6/15/30	22,000	20,322
PPL Capital Funding, Inc. 5.25%, 9/1/34	68,000	69,001
PPL Electric Utilities Corp. 3.95%, 6/1/47	56,000	44,481
PRA Group, Inc.
8.38%, 2/1/28(e)	16,000	16,481
5.00%, 10/1/29(b)(e)	104,000	97,613
8.88%, 1/31/30(e)	16,000	16,827
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(e)	200,000	118,008
5.88%, 9/1/31(e)	126,000	75,976
President & Fellows of Harvard College
4.61%, 2/15/35	15,000	15,008
3.15%, 7/15/46	10,000	7,219
2.52%, 10/15/50	10,000	6,014
3.75%, 11/15/52	10,000	7,548
3.30%, 7/15/56	10,000	6,796
Prestige Brands, Inc.
5.13%, 1/15/28(e)	42,000	41,754
3.75%, 4/1/31(e)	25,000	23,053
Prime Healthcare Services, Inc. 9.38%, 9/1/29(e)	60,000	61,978
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(b)(e)	11,000	11,048
3.38%, 8/31/27(e)	205,000	199,041
6.25%, 1/15/28(e)	53,000	53,064
Primerica, Inc. 2.80%, 11/19/31	42,000	37,924

See Notes to Financial Statements.

136    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Primo Water Holdings Inc/Triton Water Holdings, Inc.
6.25%, 4/1/29(e)	$31,000	$31,171
4.38%, 4/30/29(e)	31,000	29,982
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,696
3.70%, 5/15/29	10,000	9,813
2.13%, 6/15/30	126,000	114,115
6.05%, 10/15/36	100,000	107,317
4.63%, 9/15/42	70,000	62,546
4.35%, 5/15/43	11,000	9,416
Principal Life Global Funding II
1.25%, 8/16/26(e)	25,000	24,318
1.50%, 11/17/26(e)	25,000	24,227
5.00%, 1/16/27(e)	20,000	20,225
5.50%, 6/28/28(e)	12,000	12,402
5.10%, 1/25/29(e)	20,000	20,540
2.50%, 9/16/29(b)(e)	20,000	18,694
1.63%, 11/19/30(e)	18,000	15,639
Private Export Funding Corp. 3.90%, 10/15/27, Series QQ	783,000	783,176
Procter & Gamble Co.
1.00%, 4/23/26	21,000	20,587
2.80%, 3/25/27	77,000	75,807
PROG Holdings, Inc. 6.00%, 11/15/29(e)	25,000	24,471
Progress Energy, Inc. 6.00%, 12/1/39	733,000	771,432
Progressive Corp.
2.45%, 1/15/27	27,000	26,462
2.50%, 3/15/27	27,000	26,389
4.00%, 3/1/29	30,000	30,011
6.63%, 3/1/29	16,000	17,308
3.20%, 3/26/30	10,000	9,632
3.00%, 3/15/32	10,000	9,193
6.25%, 12/1/32	25,000	27,687
4.95%, 6/15/33	10,000	10,197
4.35%, 4/25/44	23,000	19,724
3.70%, 1/26/45	26,000	20,295
4.13%, 4/15/47	56,000	45,895
4.20%, 3/15/48	39,000	32,226
3.95%, 3/26/50	33,000	25,718
3.70%, 3/15/52	33,000	24,492
Prologis LP
3.25%, 10/1/26	309,000	306,387
2.25%, 4/15/30	100,000	91,986
1.75%, 7/1/30	550,000	489,686
4.38%, 9/15/48	76,000	63,019
3.00%, 4/15/50	35,000	22,593
2.13%, 10/15/50	123,000	65,290
Investments	Principal Amount	Value
Prologis Targeted U.S. Logistics Fund LP
5.25%, 4/1/29(e)	$20,000	$20,659
5.50%, 4/1/34(e)	20,000	20,610
5.25%, 1/15/35(e)	20,000	20,289
Protective Life Corp.
4.30%, 9/30/28(e)	17,000	17,007
3.40%, 1/15/30(e)	17,000	16,284
Protective Life Global Funding 1.90%, 7/6/28(e)	219,000	206,149
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	47,000	35,242
3.93%, 10/1/48, Series A	151,000	114,893
2.70%, 10/1/51, Series 21A	318,000	183,837
Prudential Financial, Inc.
1.50%, 3/10/26	37,000	36,469
3.88%, 3/27/28	29,000	29,015
2.10%, 3/10/30	10,000	9,217
5.75%, 7/15/33, Series B	10,000	10,762
5.70%, 12/14/36, Series D	79,000	83,453
6.63%, 12/1/37, Series D	15,000	16,895
3.00%, 3/10/40	20,000	15,371
6.63%, 6/21/40	15,000	16,927
4.60%, 5/15/44	35,000	30,937
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(b)	245,000	241,871
3.91%, 12/7/47	58,000	45,276
4.42%, 3/27/48	46,000	38,319
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	60,000	61,059
3.94%, 12/7/49	68,000	51,822
4.35%, 2/25/50	65,000	53,406
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	55,000	50,938
3.70%, 3/13/51	97,000	70,824
5.13%, 3/1/52, (5.125% fixed rate until 2/28/32; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	70,000	68,817
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)	85,000	87,984
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	102,000	108,131
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	70,000	73,667
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	409,729
4.10%, 6/15/48	755,000	587,016
See Notes to Financial Statements.

WisdomTree Trust    137

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
3.20%, 3/1/50, Series 34	$36,000	$23,726
2.70%, 1/15/51, Series 36	47,000	27,691
Public Service Co. of New Hampshire 2.20%, 6/15/31, Series V	940,000	841,478
Public Service Co. of Oklahoma 3.15%, 8/15/51, Series K	37,000	23,239
Public Service Electric & Gas Co.
0.95%, 3/15/26	185,000	181,681
3.00%, 5/15/27	30,000	29,550
3.70%, 5/1/28	25,000	24,863
3.65%, 9/1/28	25,000	24,752
3.20%, 5/15/29	10,000	9,713
2.45%, 1/15/30	5,000	4,664
1.90%, 8/15/31	10,000	8,745
3.10%, 3/15/32	10,000	9,180
4.90%, 12/15/32	10,000	10,196
4.65%, 3/15/33	10,000	10,015
5.20%, 8/1/33	10,000	10,339
5.20%, 3/1/34	10,000	10,285
4.85%, 8/1/34	12,000	12,045
5.80%, 5/1/37, Series E	15,000	15,965
5.50%, 3/1/40	15,000	15,312
3.95%, 5/1/42	20,000	16,535
3.65%, 9/1/42	19,000	14,987
3.80%, 1/1/43	18,000	14,464
3.80%, 3/1/46	30,000	23,399
3.60%, 12/1/47	19,000	14,148
4.05%, 5/1/48	44,000	35,215
3.85%, 5/1/49	20,000	15,333
3.20%, 8/1/49	22,000	15,067
3.15%, 1/1/50	17,000	11,492
2.70%, 5/1/50	65,000	39,844
2.05%, 8/1/50	20,000	10,610
3.00%, 3/1/51	64,000	41,664
5.13%, 3/15/53	22,000	20,375
5.45%, 8/1/53	22,000	21,406
5.45%, 3/1/54	30,000	29,233
5.30%, 8/1/54	55,000	52,277
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	45,000	46,622
5.88%, 10/15/28	35,000	36,690
5.20%, 4/1/29	55,000	56,766
1.60%, 8/15/30	40,000	34,933
2.45%, 11/15/31	55,000	48,804
6.13%, 10/15/33	30,000	32,178
5.45%, 4/1/34	45,000	46,293
Public Storage Operating Co. 1.50%, 11/9/26	309,000	300,055
Puget Energy, Inc.
2.38%, 6/15/28	75,000	71,200
Investments	Principal Amount	Value
4.10%, 6/15/30	$38,000	$37,052
4.22%, 3/15/32	237,000	225,682
Puget Sound Energy, Inc.
5.33%, 6/15/34	8,000	8,228
6.27%, 3/15/37	16,000	17,361
5.76%, 10/1/39	95,000	98,650
5.80%, 3/15/40	111,000	114,906
5.64%, 4/15/41	16,000	15,946
4.30%, 5/20/45	23,000	18,829
4.22%, 6/15/48	70,000	56,514
3.25%, 9/15/49	24,000	16,048
2.89%, 9/15/51	24,000	14,786
5.45%, 6/1/53	22,000	20,946
5.69%, 6/15/54	46,000	45,428
PulteGroup, Inc. 7.88%, 6/15/32	122,000	143,867
Qorvo, Inc. 4.38%, 10/15/29	79,000	77,468
QUALCOMM, Inc.
3.25%, 5/20/27	145,000	143,577
1.30%, 5/20/28(b)	70,000	65,464
2.15%, 5/20/30	25,000	22,951
1.65%, 5/20/32	25,000	21,036
4.25%, 5/20/32(b)	10,000	9,943
5.40%, 5/20/33	15,000	15,857
4.65%, 5/20/35(b)	44,000	43,808
4.80%, 5/20/45	65,000	59,384
4.30%, 5/20/47	70,000	58,626
3.25%, 5/20/50	115,000	78,800
4.50%, 5/20/52	69,000	58,045
6.00%, 5/20/53	78,000	81,592
Quanta Services, Inc.
4.75%, 8/9/27	37,000	37,400
2.90%, 10/1/30	71,000	66,140
2.35%, 1/15/32	36,000	31,297
5.25%, 8/9/34	44,000	44,610
3.05%, 10/1/41	45,000	32,378
Quest Diagnostics, Inc.
4.63%, 12/15/29	42,000	42,649
2.95%, 6/30/30	155,000	145,984
2.80%, 6/30/31	243,000	222,578
6.40%, 11/30/33	52,000	57,312
5.00%, 12/15/34(b)	10,000	10,018
Quikrete Holdings, Inc.
6.38%, 3/1/32(e)	50,000	51,593
6.75%, 3/1/33(e)	50,000	51,843
QVC, Inc.
6.88%, 4/15/29(e)	28,000	13,966
5.45%, 8/15/34	17,000	7,935
5.95%, 3/15/43	12,000	5,558

See Notes to Financial Statements.

138    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Radian Group, Inc.
4.88%, 3/15/27	$97,000	$97,243
6.20%, 5/15/29	53,000	55,566
Radiate Holdco LLC/Radiate Finance, Inc.
6.25%, 9/25/29, PIK(e)	36,260	32,413
9.25%, 3/25/30, PIK(e)	34,030	21,296
Radiology Partners, Inc. 9.78%, 2/15/30, PIK(e)	31,004	30,405
Rand Parent LLC 8.50%, 2/15/30(e)	35,000	36,296
Range Resources Corp.
8.25%, 1/15/29	35,000	35,940
4.75%, 2/15/30(e)	20,000	19,551
Raven Acquisition Holdings LLC 6.88%, 11/15/31(e)	52,000	53,107
Raymond James Financial, Inc. 4.95%, 7/15/46	78,000	70,713
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/29(e)	25,000	18,337
Realty Income Corp.
2.10%, 3/15/28	110,000	104,915
3.40%, 1/15/30	100,000	96,640
3.25%, 1/15/31	295,000	278,957
5.38%, 9/1/54	27,000	25,576
Regal Rexnord Corp.
6.05%, 2/15/26	68,000	68,339
6.05%, 4/15/28	77,000	79,723
6.30%, 2/15/30	107,000	113,283
6.40%, 4/15/33	219,000	233,231
Regency Centers LP 3.70%, 6/15/30(b)	289,000	281,754
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	89,000	78,324
2.80%, 9/15/50(b)	68,000	40,466
Regions Financial Corp.
1.80%, 8/12/28	136,000	127,283
7.38%, 12/10/37	93,000	106,009
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	24,917
3.90%, 5/15/29	43,000	42,455
3.15%, 6/15/30	43,000	40,675
6.00%, 9/15/33	29,000	30,694
5.75%, 9/15/34	59,000	60,978
Republic Services, Inc.
0.88%, 11/15/25	20,000	19,850
2.90%, 7/1/26	30,000	29,701
3.38%, 11/15/27	40,000	39,553
3.95%, 5/15/28	49,000	49,026
4.88%, 4/1/29	55,000	56,444
5.00%, 11/15/29	19,000	19,649
2.30%, 3/1/30	45,000	41,625
1.45%, 2/15/31	45,000	38,787
Investments	Principal Amount	Value
1.75%, 2/15/32(b)	$55,000	$46,907
2.38%, 3/15/33(b)	50,000	43,134
5.00%, 12/15/33	45,000	46,066
5.00%, 4/1/34	70,000	71,286
5.20%, 11/15/34	32,000	32,880
6.20%, 3/1/40	35,000	38,233
5.70%, 5/15/41	35,000	36,095
3.05%, 3/1/50	35,000	23,517
Resideo Funding, Inc.
4.00%, 9/1/29(e)	12,000	11,508
6.50%, 7/15/32(e)	24,000	24,559
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29(d)	200,000	179,962
Revvity, Inc.
1.90%, 9/15/28	31,000	28,875
3.30%, 9/15/29	61,000	58,300
2.55%, 3/15/31	179,000	159,864
2.25%, 9/15/31	53,000	45,863
3.63%, 3/15/51	36,000	24,646
Reworld Holding Corp.
4.88%, 12/1/29(e)	31,000	30,032
5.00%, 9/1/30	17,000	16,290
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,361
2.13%, 12/1/30	28,000	24,793
2.15%, 9/1/31	28,000	24,321
RGA Global Funding
2.00%, 11/30/26(e)	21,000	20,431
6.00%, 11/21/28(e)	17,000	17,876
2.70%, 1/18/29(e)	17,000	16,094
5.45%, 5/24/29(e)	143,000	148,455
5.50%, 1/11/31(e)	29,000	30,329
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	29,000	28,915
7.25%, 7/15/28(e)	17,000	17,519
4.50%, 2/15/29(e)	25,000	24,462
6.50%, 4/1/32(e)	41,000	42,145
Rite Aid Corp. 15.00%, 8/30/31, Series B, PIK(g)	14,244	1,274
Rithm Capital Corp. 8.00%, 4/1/29(e)	32,000	32,801
RLJ Lodging Trust LP
3.75%, 7/1/26(e)	20,000	19,769
4.00%, 9/15/29(e)	20,000	18,779
ROBLOX Corp. 3.88%, 5/1/30(e)	41,000	39,015
Roche Holdings, Inc.
4.79%, 3/8/29(e)	520,000	532,530
7.00%, 3/1/39(e)	275,000	329,724
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.63%, 3/1/29(e)	50,000	47,748

See Notes to Financial Statements.

WisdomTree Trust    139

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Rocket Software, Inc.
9.00%, 11/28/28(e)	$33,000	$34,002
6.50%, 2/15/29(e)	24,000	23,262
Rockies Express Pipeline LLC
4.95%, 7/15/29(e)	23,000	22,671
4.80%, 5/15/30(e)	14,000	13,655
7.50%, 7/15/38(e)	10,000	10,369
6.88%, 4/15/40(e)	21,000	21,212
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	28,465
1.75%, 8/15/31	9,000	7,832
4.20%, 3/1/49	28,000	22,922
2.80%, 8/15/61	22,000	12,674
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(e)	20,000	19,454
Roper Technologies, Inc.
1.00%, 9/15/25	43,000	42,943
3.85%, 12/15/25	18,000	17,972
3.80%, 12/15/26	43,000	42,753
1.40%, 9/15/27	43,000	40,746
4.20%, 9/15/28	49,000	49,083
2.95%, 9/15/29	50,000	47,706
4.50%, 10/15/29	35,000	35,308
2.00%, 6/30/30	43,000	38,617
1.75%, 2/15/31	71,000	61,602
4.75%, 2/15/32	35,000	35,213
4.90%, 10/15/34	89,000	88,091
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,930
3.70%, 3/15/28	20,000	19,653
5.50%, 4/1/28(e)	60,000	61,123
5.63%, 9/30/31(e)	44,000	44,756
6.25%, 3/15/32(e)	50,000	51,699
6.00%, 2/1/33(e)	81,000	83,131
Royalty Pharma PLC
1.75%, 9/2/27	60,000	57,106
2.20%, 9/2/30	70,000	62,697
2.15%, 9/2/31	45,000	39,145
3.30%, 9/2/40	90,000	68,169
3.55%, 9/2/50(b)	90,000	60,849
3.35%, 9/2/51	182,000	117,112
RPM International, Inc. 4.55%, 3/1/29	176,000	177,176
RR Donnelley & Sons Co. 10.88%, 8/1/29(e)	19,000	18,556
RRD Intermediate Holdings, Inc. 11.00%, 12/1/30, PIK(e)	236,275	233,370
RRD Parent, Inc. 12.00%, 2/4/30(e)(f)	170,000	195,500
RTX Corp.
5.00%, 2/27/26	3,000	3,008
2.25%, 7/1/30	252,000	230,425
Investments	Principal Amount	Value
6.13%, 7/15/38	$645,000	$699,756
4.45%, 11/16/38	1,127,000	1,044,045
4.50%, 6/1/42	169,000	149,177
4.63%, 11/16/48	412,000	354,524
Ryan Specialty LLC
4.38%, 2/1/30(e)	16,000	15,470
5.88%, 8/1/32(e)	24,000	24,259
Ryder System, Inc.
3.35%, 9/1/25	24,000	24,000
1.75%, 9/1/26	18,000	17,551
2.90%, 12/1/26	24,000	23,587
2.85%, 3/1/27	27,000	26,469
5.30%, 3/15/27	21,000	21,319
4.30%, 6/15/27	18,000	18,033
5.65%, 3/1/28	30,000	31,050
5.25%, 6/1/28	40,000	41,108
6.30%, 12/1/28	24,000	25,561
5.38%, 3/15/29	34,000	35,172
5.50%, 6/1/29	22,000	22,934
6.60%, 12/1/33	43,000	47,648
S&P Global, Inc.
2.95%, 1/22/27	35,000	34,479
2.45%, 3/1/27	90,000	87,942
4.75%, 8/1/28	50,000	51,007
2.70%, 3/1/29	90,000	86,107
4.25%, 5/1/29	20,000	20,134
2.50%, 12/1/29	10,000	9,380
1.25%, 8/15/30	10,000	8,705
2.90%, 3/1/32	30,000	27,444
5.25%, 9/15/33	15,000	15,666
3.25%, 12/1/49	25,000	17,413
3.70%, 3/1/52	81,000	60,529
2.30%, 8/15/60	30,000	15,081
3.90%, 3/1/62	20,000	14,891
Sabal Trail Transmission LLC
4.25%, 5/1/28(e)	20,000	19,872
4.68%, 5/1/38(e)	59,000	54,428
4.83%, 5/1/48(e)	16,000	13,651
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	92,000	92,535
4.20%, 3/15/28	83,000	82,997
4.50%, 5/15/30	143,000	143,465
5.90%, 9/15/37	39,000	41,036
Sabra Health Care LP
3.90%, 10/15/29	25,000	24,213
3.20%, 12/1/31	57,000	51,506
Sabre GLBL, Inc.
8.63%, 6/1/27(e)	11,000	11,173
10.75%, 11/15/29(b)(e)	101,000	98,388
11.13%, 7/15/30(e)	50,000	49,064

See Notes to Financial Statements.

140    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Safehold GL Holdings LLC
2.80%, 6/15/31	$29,000	$26,517
2.85%, 1/15/32	35,000	30,775
6.10%, 4/1/34	98,000	102,878
Salesforce, Inc.
1.95%, 7/15/31	30,000	26,588
2.70%, 7/15/41	55,000	39,547
2.90%, 7/15/51	133,000	84,364
3.05%, 7/15/61(b)	88,000	53,390
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32(b)	25,000	25,975
Sammons Financial Group, Inc.
4.45%, 5/12/27(e)	20,000	19,970
3.35%, 4/16/31(e)	35,000	32,528
4.75%, 4/8/32(e)	20,000	19,373
6.88%, 4/15/34(b)(e)	31,000	33,652
San Diego Gas & Electric Co.
2.50%, 5/15/26	23,000	22,727
4.95%, 8/15/28	28,000	28,752
1.70%, 10/1/30, Series VVV	22,000	19,404
3.00%, 3/15/32, Series XXX	14,000	12,736
6.00%, 6/1/39(b)	20,000	21,430
4.50%, 8/15/40	33,000	29,996
3.75%, 6/1/47, Series RRR	26,000	19,449
4.15%, 5/15/48	26,000	20,678
4.10%, 6/15/49, Series TTT	26,000	20,382
3.32%, 4/15/50, Series UUU	76,000	51,148
2.95%, 8/15/51, Series WWW	49,000	30,873
3.70%, 3/15/52	33,000	23,589
5.35%, 4/1/53	53,000	49,431
5.55%, 4/15/54	39,000	37,394
Sanofi SA 3.63%, 6/19/28	69,000	68,646
Santander Holdings USA, Inc.
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)(b)	343,000	334,285
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	145,000	151,914
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	61,000	64,011
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter)(a)	170,000	191,655
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(a)	53,000	56,408
SBA Communications Corp.
3.88%, 2/15/27	91,000	89,568
3.13%, 2/1/29	62,000	58,314
Investments	Principal Amount	Value
SBL Holdings, Inc.
5.13%, 11/13/26(e)	$16,000	$15,959
5.00%, 2/18/31(e)	24,000	22,308
7.20%, 10/30/34(e)	26,000	25,603
SC Johnson & Son, Inc. 4.80%, 9/1/40(e)	250,000	233,959
Schlumberger Holdings Corp. 2.65%, 6/26/30(e)	134,000	124,964
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(e)	68,000	65,321
SCIH Salt Holdings, Inc. 6.63%, 5/1/29(e)	70,000	70,357
Scotts Miracle-Gro Co. 4.50%, 10/15/29	143,000	138,308
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/29(e)	86,000	81,790
8.25%, 12/15/29(e)	101,000	107,425
4.13%, 1/15/31(e)	61,000	55,780
8.50%, 7/15/31(e)	21,000	22,302
9.63%, 12/1/32(e)	47,000	53,393
5.75%, 12/1/34(e)	188,000	183,218
Sealed Air Corp.
1.57%, 10/15/26(e)	24,000	23,197
4.00%, 12/1/27(e)	17,000	16,669
5.00%, 4/15/29(e)	17,000	16,889
7.25%, 2/15/31(e)	17,000	17,913
6.50%, 7/15/32(b)(e)	16,000	16,589
6.88%, 7/15/33(e)	19,000	20,546
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(e)	31,000	31,447
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(b)(e)	31,000	30,447
Securian Financial Group, Inc. 4.80%, 4/15/48(e)	20,000	17,378
Selective Insurance Group, Inc. 5.38%, 3/1/49	28,000	24,930
Sempra
5.40%, 8/1/26	31,000	31,255
3.25%, 6/15/27	43,000	42,267
3.70%, 4/1/29	29,000	28,449
5.50%, 8/1/33	50,000	51,426
3.80%, 2/1/38	88,000	74,221
6.00%, 10/15/39	66,000	67,642
4.00%, 2/1/48	70,000	52,401
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	55,577
6.40%, 10/1/54, (6.40% fixed rate until 10/1/34; 5-year Constant Maturity Treasury Rate + 2.632% thereafter)(a)	90,000	89,083
See Notes to Financial Statements.

WisdomTree Trust    141

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
6.88%, 10/1/54, (6.875% fixed rate until 10/1/29; 5-year Constant Maturity Treasury Rate + 2.789% thereafter)(a)	$63,000	$64,247
6.55%, 4/1/55, (6.55% fixed rate until 4/1/35; 5-year Constant Maturity Treasury Rate + 2.138% thereafter)(a)	53,000	52,365
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	29,000	29,098
Sensata Technologies, Inc.
4.38%, 2/15/30(e)	85,000	81,968
3.75%, 2/15/31(e)	31,000	28,515
Service Corp. International 3.38%, 8/15/30	200,000	184,719
Service Properties Trust
5.25%, 2/15/26	14,000	14,000
4.75%, 10/1/26	19,000	18,835
4.95%, 2/15/27	17,000	16,595
5.50%, 12/15/27	19,000	18,773
3.95%, 1/15/28	17,000	15,827
8.38%, 6/15/29	29,000	29,993
4.95%, 10/1/29(b)	18,000	15,925
4.38%, 2/15/30(b)	17,000	14,501
8.63%, 11/15/31(e)	41,000	43,853
8.88%, 6/15/32	20,000	20,651
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 2/15/28	18,000	17,779
4.75%, 4/1/29	12,000	11,715
Shell Finance US, Inc. 4.13%, 5/11/35	561,000	532,926
Shell International Finance BV 2.88%, 5/10/26	36,000	35,684
Sherwin-Williams Co.
3.95%, 1/15/26	20,000	19,961
3.45%, 6/1/27	92,000	90,955
2.95%, 8/15/29	55,000	52,367
2.30%, 5/15/30	35,000	32,087
2.20%, 3/15/32	35,000	30,341
4.00%, 12/15/42	35,000	28,526
4.55%, 8/1/45	35,000	29,915
4.50%, 6/1/47	115,000	96,877
3.80%, 8/15/49	58,000	43,013
3.30%, 5/15/50	47,000	31,722
2.90%, 3/15/52	45,000	27,345
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/32(e)	44,000	45,655
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	8,000	7,917
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed 4.63%, 3/1/29(e)	35,000	33,622
Investments	Principal Amount	Value
Simon Property Group LP
3.25%, 11/30/26	$55,000	$54,434
1.38%, 1/15/27	40,000	38,561
3.38%, 6/15/27	55,000	54,440
3.38%, 12/1/27	55,000	54,311
1.75%, 2/1/28	60,000	56,945
2.45%, 9/13/29	25,000	23,450
2.65%, 7/15/30	15,000	13,948
2.20%, 2/1/31	15,000	13,443
2.25%, 1/15/32	15,000	13,078
2.65%, 2/1/32	15,000	13,373
5.50%, 3/8/33	15,000	15,732
6.75%, 2/1/40	26,000	29,598
4.75%, 3/15/42	25,000	22,602
4.25%, 10/1/44	22,000	18,323
4.25%, 11/30/46	30,000	24,660
3.25%, 9/13/49	85,000	57,447
3.80%, 7/15/50	41,000	30,499
5.85%, 3/8/53	35,000	34,974
6.65%, 1/15/54	27,000	29,864
Sinclair Television Group, Inc.
5.13%, 2/15/27(e)	11,000	10,634
5.50%, 3/1/30(e)	153,000	125,844
4.38%, 12/31/32(e)	105,000	74,492
8.13%, 2/15/33(e)	50,000	51,274
Sirius XM Radio LLC
3.13%, 9/1/26(e)	50,000	49,725
5.00%, 8/1/27(e)	62,000	61,774
4.00%, 7/15/28(e)	70,000	67,665
5.50%, 7/1/29(b)(e)	50,000	50,163
4.13%, 7/1/30(e)	62,000	57,703
3.88%, 9/1/31(b)(e)	62,000	55,810
Six Flags Entertainment Corp.
5.50%, 4/15/27(e)	20,000	19,978
7.25%, 5/15/31(e)	33,000	33,188
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.38%, 4/15/27	20,000	19,962
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.
6.50%, 10/1/28	12,000	12,084
5.25%, 7/15/29	25,000	24,212
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada’s Wonderland Co. 6.63%, 5/1/32(e)	35,000	35,588
Sixth Street Lending Partners 6.50%, 3/11/29	37,000	38,467
SK Invictus Intermediate II SARL 5.00%, 10/30/29(e)	28,000	27,447

See Notes to Financial Statements.

142    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
SLM Corp. 3.13%, 11/2/26	$20,000	$19,615
SM Energy Co. 6.50%, 7/15/28	132,000	133,415
Smithfield Foods, Inc.
5.20%, 4/1/29(e)	25,000	25,384
3.00%, 10/15/30(e)	311,000	284,244
2.63%, 9/13/31(e)	20,000	17,524
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(e)	114,000	114,382
8.88%, 11/15/31(e)	45,000	48,059
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,752
4.10%, 3/1/48	20,000	16,205
3.10%, 5/1/50	24,000	16,068
Solventum Corp.
5.45%, 2/25/27	19,000	19,372
5.40%, 3/1/29	35,000	36,503
5.45%, 3/13/31(b)	70,000	73,363
5.60%, 3/23/34(b)	120,000	124,518
5.90%, 4/30/54	113,000	113,204
Somnigroup International, Inc. 3.88%, 10/15/31(e)	56,000	51,353
Sonoco Products Co.
2.25%, 2/1/27	268,000	260,320
3.13%, 5/1/30	43,000	40,495
2.85%, 2/1/32	36,000	32,114
5.75%, 11/1/40	48,000	48,580
Sotera Health Holdings LLC 7.38%, 6/1/31(e)	31,000	32,569
Southern California Edison Co.
4.70%, 6/1/27, Series D	314,000	315,689
5.30%, 3/1/28	558,000	570,596
4.00%, 4/1/47	665,000	495,781
3.65%, 2/1/50	25,000	17,214
2.95%, 2/1/51, Series 20A	33,000	20,041
3.65%, 6/1/51, Series H	133,000	90,608
3.45%, 2/1/52	46,000	30,020
5.45%, 6/1/52, Series E	23,000	20,514
5.70%, 3/1/53	29,000	26,825
5.88%, 12/1/53	46,000	43,824
5.75%, 4/15/54	26,000	24,256
Southern California Gas Co.
2.60%, 6/15/26, Series TT	10,000	9,873
2.95%, 4/15/27	33,000	32,445
2.55%, 2/1/30, Series XX	13,000	12,116
5.20%, 6/1/33	10,000	10,238
5.05%, 9/1/34	12,000	12,137
5.13%, 11/15/40	131,000	127,057
3.75%, 9/15/42	7,000	5,485
Investments	Principal Amount	Value
4.13%, 6/1/48, Series UU	$8,000	$6,304
4.30%, 1/15/49, Series VV	11,000	8,838
3.95%, 2/15/50, Series WW	55,000	41,352
6.35%, 11/15/52	11,000	11,739
5.75%, 6/1/53	10,000	9,797
5.60%, 4/1/54	10,000	9,684
Southern Co. 5.50%, 3/15/29	1,130,000	1,178,564
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	123,627
4.40%, 5/30/47	412,000	337,359
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,706
5.13%, 6/15/27	110,000	111,289
3.45%, 11/16/27	18,000	17,693
2.63%, 2/10/30	36,000	33,127
Southwest Gas Corp.
5.80%, 12/1/27	18,000	18,542
4.05%, 3/15/32	229,000	218,904
Southwestern Electric Power Co. 3.25%, 11/1/51	59,000	38,100
Southwestern Energy Co.
5.38%, 2/1/29	29,000	29,089
4.75%, 2/1/32	48,000	46,781
Southwestern Public Service Co.
3.70%, 8/15/47	101,000	73,930
3.15%, 5/1/50, Series 8	39,000	25,178
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,652
5.95%, 9/25/43	37,000	36,820
4.50%, 3/15/45	65,000	54,416
Spectrum Brands, Inc. 3.88%, 3/15/31(e)	8,000	6,412
Spire Missouri, Inc.
4.80%, 2/15/33	285,000	286,017
3.30%, 6/1/51	17,000	11,343
Spire, Inc. 5.30%, 3/1/26	21,000	21,085
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,893
4.60%, 6/15/28	29,000	28,938
9.38%, 11/30/29(e)	87,000	92,180
9.75%, 11/15/30(e)	49,000	54,029
Sprint Capital Corp.
6.88%, 11/15/28	153,000	164,640
8.75%, 3/15/32	296,000	359,290
SS&C Technologies, Inc.
5.50%, 9/30/27(e)	90,000	90,079
6.50%, 6/1/32(e)	35,000	36,349
Stagwell Global LLC 5.63%, 8/15/29(e)	45,000	43,430

See Notes to Financial Statements.

WisdomTree Trust    143

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Standard Industries, Inc. 4.38%, 7/15/30(e)	$195,000	$187,039
Stanley Black & Decker, Inc.
3.40%, 3/1/26	31,000	30,856
6.00%, 3/6/28	25,000	26,044
4.25%, 11/15/28	30,000	30,067
2.30%, 3/15/30	304,000	276,656
3.00%, 5/15/32(b)	238,000	213,046
5.20%, 9/1/40	35,000	33,453
4.85%, 11/15/48	45,000	38,193
2.75%, 11/15/50	68,000	38,745
Staples, Inc.
10.75%, 9/1/29(e)	68,000	65,281
12.75%, 1/15/30(e)	87,863	62,712
Star Parent, Inc. 9.00%, 10/1/30(e)	41,000	43,490
Starbucks Corp.
4.75%, 2/15/26	60,000	60,107
2.45%, 6/15/26	30,000	29,594
4.85%, 2/8/27	60,000	60,641
2.00%, 3/12/27	30,000	29,076
3.50%, 3/1/28	35,000	34,587
4.00%, 11/15/28	45,000	44,932
3.55%, 8/15/29	70,000	68,717
2.25%, 3/12/30	55,000	50,514
2.55%, 11/15/30	89,000	81,655
4.90%, 2/15/31	35,000	36,053
3.00%, 2/14/32	70,000	63,959
4.80%, 2/15/33	35,000	35,298
5.00%, 2/15/34	184,000	186,203
4.30%, 6/15/45	91,000	74,518
3.75%, 12/1/47	45,000	33,116
4.50%, 11/15/48	91,000	75,560
4.45%, 8/15/49	90,000	73,515
3.35%, 3/12/50	45,000	30,177
3.50%, 11/15/50	115,000	79,046
Starwood Property Trust, Inc.
3.63%, 7/15/26(e)	16,000	15,772
4.38%, 1/15/27(e)	20,000	19,765
7.25%, 4/1/29(e)	75,000	78,781
6.50%, 10/15/30(e)	50,000	51,832
State Street Corp.
2.65%, 5/19/26	91,000	90,073
4.99%, 3/18/27(b)	73,000	74,149
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	106,000	102,831
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	198,000	192,717
Investments	Principal Amount	Value
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	$37,000	$38,338
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.484% thereafter)(a)	73,000	76,608
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	37,159
2.40%, 1/24/30	15,000	14,076
2.20%, 3/3/31	93,000	82,963
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	237,000	227,356
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	31,000	27,687
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(a)	10,000	9,910
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	14,553
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	15,000	15,062
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	21,576
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	235,000	220,504
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,751
Station Casinos LLC
4.50%, 2/15/28(e)	28,000	27,630
4.63%, 12/1/31(e)	20,000	18,957
6.63%, 3/15/32(b)(e)	23,000	23,677
Steel Dynamics, Inc.
3.45%, 4/15/30	184,000	176,539
3.25%, 10/15/50	28,000	18,540
Stellantis Finance U.S., Inc. 5.63%, 1/12/28(b)(e)	200,000	203,409
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	175,000	159,125
Stewart Information Services Corp. 3.60%, 11/15/31	71,000	64,039
StoneX Group, Inc. 7.88%, 3/1/31(e)	22,000	23,274
Store Capital LLC
4.50%, 3/15/28	121,000	120,392
4.63%, 3/15/29	86,000	85,479

See Notes to Financial Statements.

144    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Stryker Corp.
3.38%, 11/1/25	$45,000	$44,911
3.50%, 3/15/26	60,000	59,784
3.65%, 3/7/28	35,000	34,728
4.85%, 12/8/28	35,000	35,865
1.95%, 6/15/30	70,000	63,154
5.20%, 2/10/35	183,000	187,105
4.10%, 4/1/43	35,000	29,239
4.38%, 5/15/44	35,000	30,053
4.63%, 3/15/46	90,000	79,987
2.90%, 6/15/50	60,000	39,063
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 3/1/27	14,000	13,990
5.00%, 6/1/31(e)	27,000	25,587
Summa Health 3.51%, 11/15/51	28,000	21,937
SunCoke Energy, Inc. 4.88%, 6/30/29(e)	20,000	18,278
Sunoco LP
7.00%, 5/1/29(e)	31,000	32,251
7.25%, 5/1/32(e)	31,000	32,833
Sunoco LP/Sunoco Finance Corp.
6.00%, 4/15/27	25,000	25,037
5.88%, 3/15/28	16,000	16,081
7.00%, 9/15/28(e)	21,000	21,711
4.50%, 5/15/29	33,000	32,221
4.50%, 4/30/30	33,000	31,903
Surgery Center Holdings, Inc. 7.25%, 4/15/32(e)	33,000	34,270
Sutter Health
3.70%, 8/15/28, Series 2018	25,000	24,750
2.29%, 8/15/30, Series 20A	214,000	195,478
5.16%, 8/15/33	8,000	8,163
3.16%, 8/15/40, Series 20A	18,000	14,024
4.09%, 8/15/48, Series 2018	59,000	47,067
3.36%, 8/15/50, Series 20A	26,000	17,833
5.55%, 8/15/53	16,000	15,649
Synchrony Financial
3.70%, 8/4/26	248,000	246,245
3.95%, 12/1/27	66,000	65,134
5.15%, 3/19/29	213,000	215,728
Sysco Corp.
3.75%, 10/1/25	45,000	44,969
3.30%, 7/15/26	60,000	59,489
3.25%, 7/15/27	45,000	44,392
5.75%, 1/17/29	30,000	31,439
2.40%, 2/15/30	35,000	32,358
5.95%, 4/1/30	70,000	74,455
2.45%, 12/14/31	30,000	26,687
6.00%, 1/17/34	35,000	37,731
5.38%, 9/21/35	35,000	35,645
Investments	Principal Amount	Value
6.60%, 4/1/40	$32,000	$35,327
4.85%, 10/1/45	45,000	40,096
4.50%, 4/1/46	45,000	37,933
4.45%, 3/15/48	45,000	37,320
3.30%, 2/15/50	45,000	30,270
6.60%, 4/1/50(b)	110,000	118,714
3.15%, 12/14/51	70,000	44,800
System Energy Resources, Inc. 6.00%, 4/15/28	20,000	20,837
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	34,000	34,114
3.70%, 4/14/27	37,000	36,741
4.95%, 3/28/28	49,000	49,955
4.00%, 4/14/32	36,000	34,345
Talen Energy Supply LLC 8.63%, 6/1/30(e)	49,000	52,362
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(e)	36,000	35,544
6.00%, 9/1/31(e)	63,000	62,026
Talos Production, Inc. 9.38%, 2/1/31(e)	26,000	27,045
Tampa Electric Co.
4.90%, 3/1/29	37,000	37,872
2.40%, 3/15/31	8,000	7,257
4.10%, 6/15/42	13,000	10,905
4.35%, 5/15/44	63,000	53,614
4.30%, 6/15/48	41,000	33,503
4.45%, 6/15/49	16,000	13,165
3.63%, 6/15/50	13,000	9,270
3.45%, 3/15/51(b)	43,000	29,877
5.00%, 7/15/52	13,000	11,516
Tapestry, Inc.
4.13%, 7/15/27	24,000	23,909
3.05%, 3/15/32	36,000	32,284
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,747
6.15%, 3/1/29	60,000	63,371
4.20%, 2/1/33	55,000	51,902
6.13%, 3/15/33	65,000	68,833
6.50%, 3/30/34	70,000	75,717
5.50%, 2/15/35	79,000	79,712
4.95%, 4/15/52	68,000	56,336
6.25%, 7/1/52	211,000	208,356
6.50%, 2/15/53	77,000	78,746
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28	45,000	45,060
6.88%, 1/15/29	40,000	40,785
5.50%, 3/1/30	70,000	71,381
4.88%, 2/1/31	232,000	231,185
4.00%, 1/15/32	300,000	282,330

See Notes to Financial Statements.

WisdomTree Trust    145

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Target Corp.
4.50%, 9/15/32(b)	$550,000	$550,810
2.95%, 1/15/52	115,000	72,248
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(e)	30,000	30,284
5.75%, 1/15/28(e)	18,000	18,260
5.13%, 8/1/30(e)	20,000	19,960
TC PipeLines LP 3.90%, 5/25/27	384,000	381,761
TD SYNNEX Corp.
1.75%, 8/9/26	43,000	41,923
2.38%, 8/9/28	37,000	35,093
2.65%, 8/9/31	63,000	56,109
6.10%, 4/12/34	43,000	45,147
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(e)	56,000	63,578
4.90%, 9/15/44(e)	70,000	63,042
4.27%, 5/15/47(e)	85,000	68,740
3.30%, 5/15/50(e)	50,000	33,211
TEGNA, Inc.
4.75%, 3/15/26(e)	31,000	31,012
4.63%, 3/15/28	41,000	40,705
5.00%, 9/15/29	45,000	45,088
Teledyne FLIR LLC 2.50%, 8/1/30	285,000	260,725
Teledyne Technologies, Inc.
1.60%, 4/1/26	28,000	27,538
2.25%, 4/1/28	43,000	40,984
2.75%, 4/1/31	74,000	67,781
Teleflex, Inc.
4.63%, 11/15/27	20,000	19,805
4.25%, 6/1/28(e)	20,000	19,633
Tenet Healthcare Corp.
6.13%, 10/1/28	478,000	478,680
4.38%, 1/15/30	187,000	181,601
Tenneco, Inc. 8.00%, 11/17/28(e)	78,000	78,065
Terex Corp. 5.00%, 5/15/29(e)	25,000	24,620
TerraForm Power Operating LLC
5.00%, 1/31/28(e)	29,000	28,766
4.75%, 1/15/30(e)	33,000	31,852
Texas Eastern Transmission LP
3.50%, 1/15/28(e)	16,000	15,740
7.00%, 7/15/32	82,000	91,494
4.15%, 1/15/48(e)	36,000	28,151
Texas Instruments, Inc.
4.60%, 2/8/27	50,000	50,500
2.90%, 11/3/27	35,000	34,304
4.60%, 2/15/28	50,000	50,850
Investments	Principal Amount	Value
4.60%, 2/8/29	$50,000	$51,113
2.25%, 9/4/29	15,000	14,040
1.75%, 5/4/30	15,000	13,532
1.90%, 9/15/31	10,000	8,804
3.65%, 8/16/32	10,000	9,528
4.90%, 3/14/33	20,000	20,523
4.85%, 2/8/34	10,000	10,186
3.88%, 3/15/39	35,000	30,870
4.15%, 5/15/48	65,000	53,247
2.70%, 9/15/51	20,000	12,093
4.10%, 8/16/52	15,000	11,792
5.00%, 3/14/53	30,000	27,432
5.15%, 2/8/54	35,000	32,844
5.05%, 5/18/63	156,000	140,310
Textron, Inc.
4.00%, 3/15/26	22,000	21,950
3.65%, 3/15/27	29,000	28,717
3.38%, 3/1/28	18,000	17,632
3.90%, 9/17/29	21,000	20,723
3.00%, 6/1/30	46,000	43,224
2.45%, 3/15/31	36,000	32,389
6.10%, 11/15/33	25,000	26,791
TGNR Intermediate Holdings LLC 5.50%, 10/15/29(e)	29,000	28,336
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	33,000	33,221
5.00%, 12/5/26	55,000	55,616
4.80%, 11/21/27	33,000	33,586
1.75%, 10/15/28	38,000	35,537
5.00%, 1/31/29	55,000	56,660
2.60%, 10/1/29	20,000	18,962
4.98%, 8/10/30	15,000	15,543
2.00%, 10/15/31(b)	25,000	22,071
4.95%, 11/21/32(b)	10,000	10,275
5.09%, 8/10/33(b)	20,000	20,593
5.20%, 1/31/34	10,000	10,324
2.80%, 10/15/41	78,000	56,300
5.40%, 8/10/43	39,000	38,675
5.30%, 2/1/44	26,000	25,445
4.10%, 8/15/47	50,000	41,313
Thomas Jefferson University 3.85%, 11/1/57	92,000	64,169
Thor Industries, Inc. 4.00%, 10/15/29(e)	26,000	24,645
Time Warner Cable Enterprises LLC 8.38%, 7/15/33	249,000	290,930
Time Warner Cable LLC
7.30%, 7/1/38	106,000	115,647
5.50%, 9/1/41	78,000	70,532
4.50%, 9/15/42	612,000	484,941
TJX Cos., Inc. 1.60%, 5/15/31	116,000	101,346
See Notes to Financial Statements.

146    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
TKC Holdings, Inc.
6.88%, 5/15/28(e)	$17,000	$17,098
10.50%, 5/15/29(e)	28,000	28,767
T-Mobile USA, Inc.
2.63%, 4/15/26	683,000	675,840
3.88%, 4/15/30	634,000	621,177
5.20%, 1/15/33	680,000	693,248
6.70%, 12/15/33	86,000	95,255
4.38%, 4/15/40	1,957,000	1,739,129
3.00%, 2/15/41	152,000	111,137
4.50%, 4/15/50	410,000	335,131
5.80%, 9/15/62	84,000	81,548
Toledo Edison Co. 6.15%, 5/15/37	15,000	16,315
Toledo Hospital
5.33%, 11/15/28, Series B	13,000	13,120
5.75%, 11/15/38	22,000	22,151
4.98%, 11/15/45	11,000	8,998
6.02%, 11/15/48	42,000	38,866
Toll Brothers Finance Corp.
4.88%, 3/15/27	27,000	27,188
4.35%, 2/15/28	24,000	24,072
3.80%, 11/1/29	28,000	27,378
Topaz Solar Farms LLC
4.88%, 9/30/39(e)	5,861	5,173
5.75%, 9/30/39(e)	20,619	20,817
TopBuild Corp.
3.63%, 3/15/29(e)	21,000	20,068
4.13%, 2/15/32(e)	20,000	18,668
Toyota Motor Credit Corp.
5.45%, 11/10/27	400,000	412,250
3.05%, 1/11/28	412,000	403,726
1.90%, 4/6/28	531,000	505,071
TPG Operating Group II LP 5.88%, 3/5/34	42,000	44,061
Tractor Supply Co.
1.75%, 11/1/30	47,000	41,241
5.25%, 5/15/33(b)	54,000	55,418
Trane Technologies Financing Ltd.
3.50%, 3/21/26	25,000	24,877
3.80%, 3/21/29	45,000	44,576
5.25%, 3/3/33	50,000	51,696
4.65%, 11/1/44	25,000	22,258
4.50%, 3/21/49	30,000	25,318
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	35,000	34,885
5.75%, 6/15/43	72,000	74,152
4.30%, 2/21/48	110,000	91,453
Transatlantic Holdings, Inc. 8.00%, 11/30/39	17,000	21,325
Investments	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	$25,000	$24,944
3.25%, 5/15/30	50,000	47,623
5.40%, 8/15/41	61,000	58,740
4.45%, 8/1/42	35,000	29,807
4.60%, 3/15/48	53,000	44,703
3.95%, 5/15/50	71,000	53,374
TransDigm, Inc.
6.75%, 8/15/28(e)	85,000	86,880
4.63%, 1/15/29	111,000	108,752
6.38%, 3/1/29(e)	111,000	113,738
4.88%, 5/1/29	60,000	58,979
6.88%, 12/15/30(e)	118,000	122,517
7.13%, 12/1/31(e)	40,000	41,753
6.63%, 3/1/32(e)	88,000	90,712
6.00%, 1/15/33(e)	60,000	60,699
Transocean Aquila Ltd. 8.00%, 9/30/28(e)	10,600	10,902
Transocean Poseidon Ltd. 6.88%, 2/1/27(e)	6,750	6,771
Transocean Titan Financing Ltd. 8.38%, 2/1/28(e)	17,810	18,296
Transocean, Inc.
8.00%, 2/1/27(e)	25,000	24,988
8.75%, 2/15/30(e)	33,000	34,949
7.50%, 4/15/31(b)	64,000	56,732
6.80%, 3/15/38	25,000	19,654
9.35%, 12/15/41	37,000	32,107
Travel & Leisure Co.
6.60%, 10/1/25	14,000	14,000
6.63%, 7/31/26(e)	52,000	52,511
6.00%, 4/1/27	16,000	16,219
4.50%, 12/1/29(e)	27,000	26,200
4.63%, 3/1/30(e)	17,000	16,382
Travelers Cos., Inc.
6.75%, 6/20/36	26,000	29,867
6.25%, 6/15/37	52,000	57,410
5.35%, 11/1/40	49,000	49,418
4.60%, 8/1/43	33,000	29,282
4.30%, 8/25/45	26,000	21,971
3.75%, 5/15/46	33,000	25,711
4.00%, 5/30/47	46,000	36,839
4.05%, 3/7/48	33,000	26,567
4.10%, 3/4/49	33,000	26,381
2.55%, 4/27/50	33,000	19,594
3.05%, 6/8/51	49,000	31,892
5.45%, 5/25/53	49,000	47,616
Travelers Property Casualty Corp. 6.38%, 3/15/33	10,000	11,181

See Notes to Financial Statements.

WisdomTree Trust    147

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Tri Pointe Homes, Inc.
5.25%, 6/1/27	$12,000	$12,020
5.70%, 6/15/28	14,000	14,240
Trimble, Inc.
4.90%, 6/15/28	37,000	37,543
6.10%, 3/15/33	57,000	60,798
TriNet Group, Inc.
3.50%, 3/1/29(e)	28,000	26,242
7.13%, 8/15/31(e)	16,000	16,650
Trinity Acquisition PLC 4.40%, 3/15/26	35,000	34,978
Trinity Health Corp. 3.43%, 12/1/48, Series 2019	11,000	8,076
Tri-State Generation & Transmission Association, Inc. 6.00%, 6/15/40(e)	21,000	21,394
Tronox, Inc. 4.63%, 3/15/29(b)(e)	44,000	32,497
Truist Financial Corp.
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	48,000	48,093
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	50,000	49,246
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)	550,000	554,455
Trustage Financial Group, Inc. 4.63%, 4/15/32(e)	25,000	23,822
Trustees of Princeton University
5.70%, 3/1/39	10,000	10,715
2.52%, 7/1/50, Series 2020	10,000	6,097
4.20%, 3/1/52	194,000	160,764
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	19,000	11,042
4.67%, 9/1/12	6,000	4,882
3.61%, 2/15/19(b)	16,000	10,178
TTM Technologies, Inc. 4.00%, 3/1/29(e)	20,000	19,216
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,221
3.25%, 5/15/32	7,000	6,444
4.85%, 12/1/48	44,000	38,412
4.00%, 6/15/50	15,000	11,267
3.25%, 5/1/51	31,000	20,281
5.50%, 4/15/53	48,000	45,197
TWDC Enterprises 18 Corp. 3.00%, 7/30/46	33,000	22,371
Twilio, Inc. 3.88%, 3/15/31	36,000	33,687
Investments	Principal Amount	Value
Tyco Electronics Group SA
4.50%, 2/13/26	$35,000	$35,009
3.70%, 2/15/26	24,000	23,926
3.13%, 8/15/27	36,000	35,373
2.50%, 2/4/32	77,000	68,612
7.13%, 10/1/37	28,000	32,882
Tyson Foods, Inc.
4.00%, 3/1/26	50,000	49,892
3.55%, 6/2/27	83,000	82,123
4.35%, 3/1/29	60,000	60,066
5.40%, 3/15/29	35,000	36,277
5.70%, 3/15/34	65,000	67,762
4.88%, 8/15/34	45,000	44,378
5.15%, 8/15/44	45,000	41,210
4.55%, 6/2/47	156,000	130,329
5.10%, 9/28/48	135,000	121,244
U.S. Acute Care Solutions LLC 9.75%, 5/15/29(e)	33,000	33,890
U.S. Bancorp 3.15%, 4/27/27, Series X	86,000	84,859
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	540,000	525,170
1.38%, 7/22/30	576,000	503,607
U.S. Foods, Inc.
6.88%, 9/15/28(e)	20,000	20,645
4.75%, 2/15/29(e)	66,000	65,057
4.63%, 6/1/30(e)	20,000	19,512
7.25%, 1/15/32(e)	20,000	21,006
U.S. Steel Corp.
6.88%, 3/1/29	20,000	20,217
6.65%, 6/1/37	12,000	12,507
Uber Technologies, Inc.
7.50%, 9/15/27(e)	391,000	391,832
4.50%, 8/15/29(e)	67,000	67,082
4.30%, 1/15/30	90,000	90,320
4.80%, 9/15/34	108,000	106,850
5.35%, 9/15/54	85,000	79,754
UDR, Inc. 3.20%, 1/15/30	279,000	267,048
UKG, Inc. 6.88%, 2/1/31(e)	103,000	106,560
UMass Memorial Health Care Obligated Group 5.36%, 7/1/52	76,000	69,512
Union Electric Co.
2.95%, 6/15/27	30,000	29,520
3.50%, 3/15/29	35,000	34,354
2.95%, 3/15/30	10,000	9,524
2.15%, 3/15/32	10,000	8,670
5.20%, 4/1/34	20,000	20,508

See Notes to Financial Statements.

148    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
5.30%, 8/1/37	$15,000	$15,219
8.45%, 3/15/39	15,000	19,377
3.90%, 9/15/42	20,000	16,278
3.65%, 4/15/45	56,000	42,906
4.00%, 4/1/48	20,000	15,766
3.25%, 10/1/49	22,000	14,814
2.63%, 3/15/51	93,000	55,105
3.90%, 4/1/52	34,000	25,695
5.45%, 3/15/53	33,000	31,599
5.25%, 1/15/54	23,000	21,262
Union Pacific Corp.
3.00%, 4/15/27	264,000	259,767
3.20%, 5/20/41	283,000	216,915
3.95%, 8/15/59	35,000	25,546
3.84%, 3/20/60	120,000	85,680
3.55%, 5/20/61	15,000	9,982
2.97%, 9/16/62	51,000	29,533
3.75%, 2/5/70	263,000	176,331
3.80%, 4/6/71	509,000	344,623
3.85%, 2/14/72	81,000	55,455
United Airlines Pass-Through Trust
3.75%, 9/3/26, Series 2014-2, Class A	497,180	492,414
3.50%, 3/1/30, Series 2018-1, Class AA	278,238	265,679
United Parcel Service, Inc.
2.40%, 11/15/26	35,000	34,354
3.05%, 11/15/27	73,000	71,776
3.40%, 3/15/29	55,000	54,016
2.50%, 9/1/29	10,000	9,428
4.45%, 4/1/30	15,000	15,267
4.88%, 3/3/33(b)	20,000	20,424
5.15%, 5/22/34	18,000	18,554
6.20%, 1/15/38	65,000	70,855
5.20%, 4/1/40	24,000	23,817
4.88%, 11/15/40	77,000	72,687
3.63%, 10/1/42	18,000	14,186
3.40%, 11/15/46	74,000	53,659
3.75%, 11/15/47	56,000	42,368
4.25%, 3/15/49	37,000	29,981
3.40%, 9/1/49	44,000	30,517
5.30%, 4/1/50	61,000	57,445
5.05%, 3/3/53	54,000	48,620
5.50%, 5/22/54	112,000	107,513
5.60%, 5/22/64	125,000	118,516
United Rentals North America, Inc.
4.00%, 7/15/30	209,000	199,743
3.75%, 1/15/32	100,000	92,277
United Wholesale Mortgage LLC
5.50%, 11/15/25(e)	33,000	32,990
5.75%, 6/15/27(e)	32,000	31,974
5.50%, 4/15/29(e)	29,000	28,590
Investments	Principal Amount	Value
UnitedHealth Group, Inc.
5.25%, 2/15/28	$47,000	$48,334
3.85%, 6/15/28	232,000	231,008
3.88%, 12/15/28	213,000	211,375
4.25%, 1/15/29	230,000	230,820
4.70%, 4/15/29	186,000	189,485
4.00%, 5/15/29	211,000	210,020
2.88%, 8/15/29	47,000	44,780
5.30%, 2/15/30	34,000	35,382
4.90%, 4/15/31	1,000	1,024
2.75%, 5/15/40	740,000	537,989
4.25%, 3/15/43	651,000	546,460
4.25%, 4/15/47	730,000	590,740
2.90%, 5/15/50	211,000	129,962
3.25%, 5/15/51	298,000	194,893
5.88%, 2/15/53	153,000	151,351
3.13%, 5/15/60	430,000	254,534
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/30(e)	29,000	26,690
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(e)	99,000	104,238
4.75%, 4/15/28(e)	23,000	22,462
6.50%, 2/15/29(e)	45,000	42,895
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	41,822
2.65%, 10/15/30	57,000	51,164
2.65%, 1/15/32	123,000	105,936
University of Chicago
2.76%, 4/1/45, Series 20B	297,000	232,507
4.00%, 10/1/53	10,000	7,825
University of Miami 4.06%, 4/1/52, Series 2022	27,000	21,309
University of Southern California 3.84%, 10/1/47, Series 2017	64,000	50,484
Unum Group
4.00%, 6/15/29	29,000	28,580
5.75%, 8/15/42	58,000	56,653
4.50%, 12/15/49	92,000	72,606
4.13%, 6/15/51	54,000	39,781
UPMC 5.04%, 5/15/33	44,000	44,635
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	31,000	31,027
7.13%, 3/15/29(e)	41,000	42,045
USI, Inc. 7.50%, 1/15/32(e)	25,000	26,503

See Notes to Financial Statements.

WisdomTree Trust    149

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Utah Acquisition Sub, Inc. 5.25%, 6/15/46	$95,000	$77,606
Vail Resorts, Inc. 6.50%, 5/15/32(e)	30,000	31,094
Valaris Ltd. 8.38%, 4/30/30(e)	45,000	46,854
Valero Energy Corp. 6.63%, 6/15/37	437,000	477,161
Valley National Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.36% thereafter)(a)	12,000	10,999
Valmont Industries, Inc.
5.00%, 10/1/44	51,000	46,558
5.25%, 10/1/54	28,000	24,948
Valvoline, Inc. 3.63%, 6/15/31(e)	25,000	22,838
Ventas Realty LP 4.40%, 1/15/29	664,000	666,291
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(e)	73,000	70,039
6.25%, 1/15/30(b)(e)	40,000	41,690
4.13%, 8/15/31(e)	50,000	46,988
3.88%, 11/1/33(b)(e)	50,000	44,584
Venture Global LNG, Inc.
8.13%, 6/1/28(e)	95,000	98,622
9.50%, 2/1/29(e)	125,000	137,696
8.38%, 6/1/31(e)	107,000	112,376
9.88%, 2/1/32(e)	98,000	106,793
Veralto Corp.
5.50%, 9/18/26	43,000	43,438
5.35%, 9/18/28	43,000	44,430
5.45%, 9/18/33	50,000	51,669
VeriSign, Inc.
4.75%, 7/15/27	34,000	34,031
2.70%, 6/15/31	53,000	47,736
Verisk Analytics, Inc.
4.13%, 3/15/29	37,000	37,010
5.75%, 4/1/33	36,000	38,060
5.25%, 6/5/34(b)	55,000	56,220
5.50%, 6/15/45	32,000	30,919
3.63%, 5/15/50	45,000	32,224
Veritiv Operating Co. 10.50%, 11/30/30(e)	29,000	31,423
Verizon Communications, Inc.
1.75%, 1/20/31	234,000	204,182
2.55%, 3/21/31	66,000	59,869
2.36%, 3/15/32	418,000	362,985
4.40%, 11/1/34	681,000	650,130
4.78%, 2/15/35	690,000	673,014
2.65%, 11/20/40	412,000	292,510
4.75%, 11/1/41	1,237,000	1,117,655
Investments	Principal Amount	Value
4.13%, 8/15/46	$148,000	$118,457
4.86%, 8/21/46	725,000	645,540
4.00%, 3/22/50	825,000	632,799
3.55%, 3/22/51	319,000	226,608
3.88%, 3/1/52	180,000	133,378
Vertiv Group Corp. 4.13%, 11/15/28(e)	35,000	34,202
VF Corp.
2.80%, 4/23/27	30,000	28,991
2.95%, 4/23/30(b)	53,000	46,223
Viasat, Inc.
5.63%, 4/15/27(e)	31,000	30,951
6.50%, 7/15/28(e)	16,000	15,567
7.50%, 5/30/31(e)	30,000	28,182
Viatris, Inc.
2.70%, 6/22/30	102,000	91,668
3.85%, 6/22/40	136,000	101,846
4.00%, 6/22/50	181,000	119,419
Vibrantz Technologies, Inc. 9.00%, 2/15/30(e)	31,000	16,462
VICI Properties LP 5.13%, 5/15/32	625,000	626,992
Victoria’s Secret & Co. 4.63%, 7/15/29(e)	25,000	23,720
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/31(e)	36,000	35,705
Viking Cruises Ltd.
7.00%, 2/15/29(e)	71,000	71,616
9.13%, 7/15/31(e)	29,000	31,261
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/29(e)	14,000	14,008
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	122,400
6.00%, 5/15/37, Series A	724,000	771,580
4.20%, 5/15/45, Series B	74,000	60,738
2.45%, 12/15/50	49,000	27,550
Visa, Inc.
1.90%, 4/15/27	30,000	29,085
0.75%, 8/15/27	10,000	9,446
2.75%, 9/15/27	15,000	14,685
2.05%, 4/15/30	31,000	28,480
1.10%, 2/15/31	20,000	17,216
4.15%, 12/14/35	30,000	28,710
2.70%, 4/15/40	21,000	15,946
4.30%, 12/14/45	70,000	60,555
3.65%, 9/15/47	15,000	11,623
2.00%, 8/15/50	35,000	18,793
Vistra Operations Co. LLC
5.50%, 9/1/26(e)	41,000	41,049
3.70%, 1/30/27(e)	33,000	32,694
5.63%, 2/15/27(e)	54,000	54,043
5.00%, 7/31/27(e)	106,000	105,824
See Notes to Financial Statements.

150    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
4.38%, 5/1/29(e)	$52,000	$50,886
4.30%, 7/15/29(e)	33,000	32,704
7.75%, 10/15/31(e)	78,000	82,925
6.88%, 4/15/32(e)	72,000	75,566
6.95%, 10/15/33(e)	43,000	47,572
5.70%, 12/30/34(e)	27,000	27,622
Vital Energy, Inc.
7.75%, 7/31/29(e)	105,000	104,932
9.75%, 10/15/30	12,000	12,507
7.88%, 4/15/32(e)	41,000	40,491
VMware LLC
4.65%, 5/15/27	31,000	31,196
3.90%, 8/21/27	77,000	76,613
1.80%, 8/15/28	46,000	43,032
4.70%, 5/15/30	54,000	54,676
2.20%, 8/15/31	107,000	93,938
Vnom Sub, Inc. 5.38%, 11/1/27(e)	183,000	183,085
VOC Escrow Ltd. 5.00%, 2/15/28(e)	28,000	27,869
Vontier Corp.
1.80%, 4/1/26	30,000	29,508
2.40%, 4/1/28	30,000	28,499
2.95%, 4/1/31	42,000	38,266
Vornado Realty LP
2.15%, 6/1/26	16,000	15,650
3.40%, 6/1/31	14,000	12,510
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,928
3.50%, 6/1/30	54,000	52,145
4.50%, 6/15/47	195,000	165,170
4.70%, 3/1/48	43,000	37,301
Wachovia Corp. 5.50%, 8/1/35	63,000	64,295
Walmart, Inc.
4.00%, 4/15/26	15,000	14,991
3.05%, 7/8/26	15,000	14,880
1.05%, 9/17/26	25,000	24,276
5.88%, 4/5/27	8,000	8,264
3.95%, 9/9/27(b)	20,000	20,069
3.90%, 4/15/28	15,000	15,060
3.70%, 6/26/28	30,000	29,970
1.50%, 9/22/28	25,000	23,373
3.25%, 7/8/29	15,000	14,684
2.38%, 9/24/29	5,000	4,724
7.55%, 2/15/30	10,000	11,453
4.00%, 4/15/30(b)	10,000	10,070
1.80%, 9/22/31	40,000	35,202
4.15%, 9/9/32	25,000	24,809
4.10%, 4/15/33(b)	30,000	29,477
5.25%, 9/1/35	25,000	26,152
Investments	Principal Amount	Value
6.50%, 8/15/37	$20,000	$22,933
6.20%, 4/15/38	16,000	17,974
3.95%, 6/28/38	10,000	9,159
5.63%, 4/1/40	12,000	12,788
5.00%, 10/25/40	16,000	16,047
5.63%, 4/15/41	13,000	13,592
2.50%, 9/22/41	20,000	14,089
4.00%, 4/11/43	10,000	8,461
4.30%, 4/22/44	22,000	19,286
3.63%, 12/15/47	10,000	7,670
4.05%, 6/29/48	35,000	28,700
2.95%, 9/24/49	19,000	12,706
2.65%, 9/22/51	30,000	18,448
4.50%, 9/9/52	20,000	17,331
4.50%, 4/15/53	30,000	26,032
Walt Disney Co.
2.20%, 1/13/28	448,000	431,463
2.65%, 1/13/31	314,000	291,914
3.50%, 5/13/40	677,000	559,895
4.75%, 11/15/46	26,000	23,332
2.75%, 9/1/49	131,000	81,793
4.70%, 3/23/50	114,000	101,067
3.60%, 1/13/51	180,000	132,174
3.80%, 5/13/60	75,000	54,572
Wand NewCo 3, Inc. 7.63%, 1/30/32(e)	51,000	53,972
Washington Gas Light Co.
3.80%, 9/15/46, Series K	65,000	48,880
3.65%, 9/15/49	69,000	49,493
Washington University
3.52%, 4/15/54, Series 2022	10,000	7,152
4.35%, 4/15/22	20,000	15,046
Waste Connections, Inc.
4.25%, 12/1/28	31,000	31,238
3.50%, 5/1/29	36,000	35,436
2.60%, 2/1/30	43,000	40,388
2.20%, 1/15/32	46,000	40,182
3.20%, 6/1/32	36,000	33,223
4.20%, 1/15/33	54,000	52,503
5.00%, 3/1/34	54,000	54,821
3.05%, 4/1/50	45,000	29,506
2.95%, 1/15/52	77,000	48,563
Waste Management, Inc.
1.15%, 3/15/28	73,000	68,194
3.88%, 1/15/29	120,000	119,063
2.00%, 6/1/29	20,000	18,611
2.95%, 6/1/41	31,000	22,999
4.10%, 3/1/45	27,000	22,450
4.15%, 7/15/49(b)	119,000	96,775
2.50%, 11/15/50	108,000	63,574
5.35%, 10/15/54(b)	85,000	81,528

See Notes to Financial Statements.

WisdomTree Trust    151

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Weatherford International Ltd. 8.63%, 4/30/30(e)	$65,000	$66,656
WEC Energy Group, Inc.
5.00%, 9/27/25	30,000	30,005
5.60%, 9/12/26	15,000	15,197
5.15%, 10/1/27	25,000	25,482
1.38%, 10/15/27	30,000	28,412
4.75%, 1/15/28	30,000	30,470
2.20%, 12/15/28	30,000	28,216
1.80%, 10/15/30	11,000	9,742
Wells Fargo & Co.
3.00%, 10/23/26	594,000	586,299
4.30%, 7/22/27	379,000	380,183
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	256,000	253,322
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	278,000	275,044
4.15%, 1/24/29	185,000	184,952
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	47,000	48,733
7.95%, 11/15/29, Series B	37,000	41,478
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	234,000	240,874
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	189,000	178,557
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	103,000	95,431
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	68,000	68,267
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	122,000	112,560
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	101,000	104,005
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	126,000	130,935
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	88,000	96,806
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	81,000	83,613
5.38%, 2/7/35	48,000	50,618
Investments	Principal Amount	Value
5.21%, 12/3/35, (5.211% fixed rate until 12/3/34; Secured Overnight Financing Rate + 1.38% thereafter)(a)	$164,000	$165,624
5.95%, 12/15/36	43,000	44,388
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	784,000	597,393
5.61%, 1/15/44	105,000	102,631
3.90%, 5/1/45	151,000	120,375
4.90%, 11/17/45	155,000	137,401
4.40%, 6/14/46	130,000	106,915
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	154,730
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	255,000	216,452
Wells Fargo Bank NA 6.60%, 1/15/38	484,000	542,298
Welltower OP LLC
2.05%, 1/15/29	30,000	28,051
4.13%, 3/15/29	25,000	25,004
3.10%, 1/15/30	54,000	51,529
4.95%, 9/1/48	100,000	91,812
WESCO Distribution, Inc.
7.25%, 6/15/28(e)	54,000	54,839
6.38%, 3/15/29(e)	37,000	38,161
6.63%, 3/15/32(e)	35,000	36,417
Western & Southern Financial Group, Inc. 5.75%, 7/15/33(e)	20,000	20,913
Western & Southern Life Insurance Co.
5.15%, 1/15/49(e)	20,000	17,812
3.75%, 4/28/61(e)	20,000	13,540
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	27,000	25,788
Western Digital Corp.
2.85%, 2/1/29	29,000	27,306
3.10%, 2/1/32	55,000	49,078
Western Midstream Operating LP
4.65%, 7/1/26	30,000	30,012
4.50%, 3/1/28	20,000	19,982
4.75%, 8/15/28	24,000	24,154
6.35%, 1/15/29	35,000	36,831
4.05%, 2/1/30	80,000	77,775
6.15%, 4/1/33	54,000	56,611
5.45%, 4/1/44	55,000	48,393
5.30%, 3/1/48	63,000	53,085
5.50%, 8/15/48	35,000	30,142
5.25%, 2/1/50	90,000	75,409

See Notes to Financial Statements.

152    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Western Union Co.
1.35%, 3/15/26	$37,000	$36,371
2.75%, 3/15/31	127,000	112,024
6.20%, 11/17/36	46,000	46,887
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	46,000	45,571
4.70%, 9/15/28	77,000	78,015
5.61%, 3/11/34	36,000	37,408
Westlake Corp. 3.13%, 8/15/51	342,000	209,230
Weyerhaeuser Co.
4.75%, 5/15/26	15,000	15,043
6.95%, 10/1/27	20,000	21,112
4.00%, 11/15/29	54,000	53,429
4.00%, 4/15/30	55,000	54,241
7.38%, 3/15/32	47,000	53,629
3.38%, 3/9/33	37,000	33,366
4.00%, 3/9/52	40,000	30,213
Whirlpool Corp.
4.75%, 2/26/29	43,000	42,480
2.40%, 5/15/31	213,000	179,811
4.70%, 5/14/32	41,000	38,250
5.50%, 3/1/33	21,000	20,279
5.75%, 3/1/34	21,000	20,396
4.50%, 6/1/46	45,000	34,172
4.60%, 5/15/50	48,000	35,883
Whistler Pipeline LLC
5.40%, 9/30/29(e)	210,000	216,267
5.70%, 9/30/31(e)	20,000	20,834
5.95%, 9/30/34(e)	34,000	34,977
White Cap Buyer LLC 6.88%, 10/15/28(e)	26,000	26,021
Williams Cos., Inc.
5.40%, 3/2/26	70,000	70,339
3.75%, 6/15/27	90,000	89,288
5.30%, 8/15/28	55,000	56,758
4.90%, 3/15/29	70,000	71,363
4.80%, 11/15/29	31,000	31,537
3.50%, 11/15/30	70,000	66,713
7.50%, 1/15/31, Series A	119,000	134,919
2.60%, 3/15/31	107,000	96,777
8.75%, 3/15/32	30,000	36,288
4.65%, 8/15/32	70,000	69,133
5.65%, 3/15/33	55,000	57,334
5.15%, 3/15/34	70,000	70,211
6.30%, 4/15/40	115,000	122,079
5.80%, 11/15/43	35,000	34,812
5.40%, 3/4/44	45,000	42,519
5.75%, 6/24/44	59,000	58,025
4.90%, 1/15/45	45,000	39,548
5.10%, 9/15/45	90,000	81,325
Investments	Principal Amount	Value
4.85%, 3/1/48	$70,000	$60,351
3.50%, 10/15/51	60,000	40,714
5.30%, 8/15/52	67,000	60,704
5.80%, 11/15/54	79,000	76,410
Williams Scotsman, Inc.
4.63%, 8/15/28(e)	94,000	92,616
6.63%, 6/15/29(e)	64,000	65,787
7.38%, 10/1/31(e)	20,000	20,928
Willis North America, Inc.
4.65%, 6/15/27	45,000	45,314
4.50%, 9/15/28	35,000	35,314
2.95%, 9/15/29	50,000	47,371
5.35%, 5/15/33	55,000	56,635
5.05%, 9/15/48	35,000	31,128
3.88%, 9/15/49	50,000	36,696
5.90%, 3/5/54	70,000	69,023
Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	96,000	82,717
Wilton RE Ltd. 6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(e)(f)	297,000	294,850
Windsor Holdings III LLC 8.50%, 6/15/30(e)	33,000	35,133
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/31(e)	50,000	52,120
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	18,850
5.00%, 5/15/29	22,000	22,695
4.75%, 9/30/32	10,000	10,208
5.63%, 5/15/33	5,000	5,352
5.70%, 12/1/36	15,000	16,187
4.30%, 10/15/48	15,000	12,427
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	19,565
3.00%, 7/1/29	25,000	23,947
1.95%, 9/16/31	25,000	21,734
3.95%, 9/1/32	45,000	43,085
4.95%, 4/1/33	20,000	20,221
5.38%, 3/30/34	20,000	20,675
6.38%, 8/15/37	25,000	27,527
3.65%, 4/1/50	30,000	21,322
Wisconsin Public Service Corp.
5.35%, 11/10/25	20,000	20,012
3.67%, 12/1/42	88,000	69,054
4.75%, 11/1/44	35,000	31,280
3.30%, 9/1/49	159,000	108,341
2.85%, 12/1/51	20,000	12,290
WMG Acquisition Corp.
3.75%, 12/1/29(e)	35,000	33,234
3.00%, 2/15/31(b)(e)	281,000	260,193

See Notes to Financial Statements.

WisdomTree Trust    153

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Wolverine World Wide, Inc. 4.00%, 8/15/29(b)(e)	$22,000	$20,219
Workday, Inc.
3.50%, 4/1/27	62,000	61,413
3.70%, 4/1/29	54,000	53,184
3.80%, 4/1/32	89,000	84,425
WP Carey, Inc.
4.25%, 10/1/26	37,000	36,963
3.85%, 7/15/29	25,000	24,601
2.40%, 2/1/31	36,000	32,134
2.45%, 2/1/32	25,000	21,698
2.25%, 4/1/33	30,000	24,873
WR Berkley Corp.
4.75%, 8/1/44	32,000	28,297
4.00%, 5/12/50	43,000	32,490
3.55%, 3/30/52	36,000	24,759
3.15%, 9/30/61	57,000	34,724
WR Grace Holdings LLC
4.88%, 6/15/27(e)	20,000	19,858
5.63%, 8/15/29(e)	47,000	43,966
7.38%, 3/1/31(e)	14,000	14,282
WRKCo, Inc. 4.90%, 3/15/29	328,000	334,930
WW Grainger, Inc.
4.60%, 6/15/45	65,000	57,695
3.75%, 5/15/46	55,000	42,805
4.20%, 5/15/47	26,000	21,395
Wyeth LLC
6.50%, 2/1/34	20,000	22,402
6.00%, 2/15/36	33,000	35,653
5.95%, 4/1/37	132,000	140,754
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/27(e)	37,000	37,079
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(e)	31,000	30,986
7.13%, 2/15/31(b)(e)	41,000	44,147
Xcel Energy, Inc. 5.45%, 8/15/33	14,000	14,334
Xerox Holdings Corp.
5.50%, 8/15/28(e)	117,000	75,950
8.88%, 11/30/29(b)(e)	179,000	109,414
XHR LP 4.88%, 6/1/29(e)	23,000	22,474
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(e)	424,000	417,615
4.50%, 9/15/27(e)	79,000	77,574
7.25%, 1/15/29(b)(e)	36,000	36,793
XPO CNW, Inc. 6.70%, 5/1/34	12,000	12,571
Investments	Principal Amount	Value
XPO, Inc.
7.13%, 6/1/31(e)	$18,000	$18,779
7.13%, 2/1/32(e)	24,000	25,208
Xylem, Inc.
3.25%, 11/1/26	31,000	30,661
1.95%, 1/30/28	31,000	29,614
2.25%, 1/30/31(b)	36,000	32,360
4.38%, 11/1/46	56,000	46,246
Yum! Brands, Inc.
4.75%, 1/15/30(e)	33,000	32,791
3.63%, 3/15/31	43,000	40,043
4.63%, 1/31/32	45,000	43,614
5.38%, 4/1/32	41,000	41,265
6.88%, 11/15/37	13,000	14,187
5.35%, 11/1/43	11,000	10,522
Zayo Group Holdings, Inc.
4.00%, 3/1/27(e)	61,000	59,102
6.13%, 3/1/28(b)(e)	44,000	40,952
Ziff Davis, Inc. 4.63%, 10/15/30(b)(e)	150,000	141,626
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	37,000	36,806
5.35%, 12/1/28	9,000	9,325
2.60%, 11/24/31	100,000	89,534
5.20%, 9/15/34(b)	59,000	59,817
5.75%, 11/30/39	13,000	13,216
4.45%, 8/15/45	37,000	31,653
Zoetis, Inc.
4.50%, 11/13/25	45,000	44,999
3.00%, 9/12/27	45,000	44,133
3.90%, 8/20/28	30,000	29,972
2.00%, 5/15/30	54,000	49,001
4.70%, 2/1/43	105,000	95,054
3.95%, 9/12/47	45,000	35,547
4.45%, 8/20/48	98,000	82,657
3.00%, 5/15/50	45,000	29,201
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(b)(e)	200,000	187,904
Total United States		440,767,260
TOTAL CORPORATE BONDS (Cost: $577,846,381)		581,744,489
FOREIGN GOVERNMENT AGENCIES – 1.1%
Canada – 0.2%
Export Development Canada
4.38%, 6/29/26	160,000	160,500
3.00%, 5/25/27	55,000	54,306
3.88%, 2/14/28	70,000	70,383
4.13%, 2/13/29	70,000	71,073
OMERS Finance Trust 4.75%, 3/26/31(e)	250,000	259,203
See Notes to Financial Statements.

154    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Province of Alberta
3.30%, 3/15/28	$65,000	$64,304
1.30%, 7/22/30	51,000	45,280
4.50%, 1/24/34	26,000	26,147
Province of British Columbia 2.25%, 6/2/26	999,000	985,697
Province of Manitoba
2.13%, 6/22/26	51,000	50,219
1.50%, 10/25/28	73,000	68,111
4.30%, 7/27/33	21,000	20,910
Province of Ontario
1.05%, 4/14/26	283,000	277,766
1.13%, 10/7/30	235,000	205,366
Province of Quebec
2.50%, 4/20/26	41,000	40,586
2.75%, 4/12/27	26,000	25,558
3.63%, 4/13/28	72,000	71,823
4.50%, 4/3/29	77,000	78,904
7.50%, 9/15/29	31,000	35,231
1.35%, 5/28/30	31,000	27,672
1.90%, 4/21/31	21,000	18,791
4.50%, 9/8/33	31,000	31,326
Total Canada		2,689,156
China – 0.1%
China Development Bank
2.00%, 2/16/27(d)	400,000	389,354
Export-Import Bank of China
3.25%, 11/28/27(d)	238,000	234,927
Total China		624,281
France – 0.2%
Agence Francaise de Developpement EPIC 4.50%, 2/17/26(d)	200,000	200,086
Caisse d’Amortissement de la Dette Sociale
0.38%, 9/23/25(e)	100,000	99,765
4.00%, 1/25/26(e)	125,000	124,858
0.63%, 2/18/26(e)	350,000	344,316
4.25%, 1/24/27(e)	600,000	602,703
3.75%, 9/12/27(d)	200,000	199,738
1.00%, 10/21/30(e)	200,000	172,791
1.38%, 1/20/31(e)	500,000	437,678
Total France		2,181,935
Germany – 0.1%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,120,000	1,086,490
3.75%, 2/15/28(b)	169,000	169,559
2.88%, 4/3/28	62,000	60,889
0.75%, 9/30/30	41,000	35,396
4.75%, 10/29/30	41,000	42,918
4.38%, 2/28/34	41,000	41,638
Investments	Principal Amount	Value
4.89%, 4/18/36(c)	$41,000	$25,966
4.91%, 6/29/37(c)	41,000	24,498
Landwirtschaftliche Rentenbank 0.88%, 9/3/30	444,000	386,153
Total Germany		1,873,507
Hong Kong – 0.1%
Airport Authority
2.40%, 3/8/28, (2.40% fixed rate until 6/8/28; 7-year Constant Maturity Treasury Rate + 4.736% thereafter)(a)(d)(f)	665,000	633,178
4.88%, 1/12/33(e)	200,000	205,647
Total Hong Kong		838,825
India – 0.0%
Export-Import Bank of India 3.88%, 2/1/28(d)	271,000	268,318
Indonesia – 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(d)	288,000	288,322
5.40%, 11/15/28(d)	485,000	503,914
4.70%, 6/6/32(d)	500,000	502,194
Total Indonesia		1,294,430
Japan – 0.2%
Japan Bank for International Cooperation
4.25%, 1/26/26	200,000	199,996
2.25%, 11/4/26, Series DTC	569,000	557,823
2.75%, 11/16/27	686,000	670,516
4.63%, 7/19/28	202,000	206,656
2.13%, 2/16/29	264,000	249,494
Japan International Cooperation Agency 4.00%, 5/23/28	260,000	260,953
Total Japan		2,145,438
Poland – 0.0%
Bank Gospodarstwa Krajowego 5.75%, 7/9/34(d)	401,000	418,363
South Korea – 0.1%
Korea Development Bank 1.00%, 9/9/26	612,000	593,304
Korea Electric Power Corp. 5.38%, 7/31/26(d)	200,000	202,058
Korea Gas Corp. 2.88%, 7/16/29(d)	201,000	192,386
Korea Housing Finance Corp. 5.38%, 11/15/26(d)	200,000	203,118
Korea Hydro & Nuclear Power Co. Ltd. 3.13%, 7/25/27(d)	200,000	196,473
Korea National Oil Corp. 3.38%, 3/27/27(d)	324,000	320,260
Total South Korea		1,707,599

See Notes to Financial Statements.

WisdomTree Trust    155

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Sweden – 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27(b)	$232,000	$226,354
5.30%, 5/11/37(c)	55,000	30,858
Total Sweden		257,212
United Arab Emirates – 0.0%
Finance Department Government of Sharjah
6.50%, 11/23/32(e)	304,000	324,876
Sharjah Sukuk Program Ltd.
3.23%, 10/23/29(d)	257,000	243,373
Total United Arab Emirates		568,249
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $14,634,685)		14,867,313
FOREIGN GOVERNMENT OBLIGATIONS – 4.2%
Argentina – 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	155,200	123,255
0.75%, 7/9/30(a)	960,000	724,228
4.13%, 7/9/35(a)	1,316,000	835,354
5.00%, 1/9/38(a)	753,000	508,243
3.50%, 7/9/41(a)	494,000	288,816
4.13%, 7/9/46(a)	83,045	51,095
Bonos Para La Reconstruccion De Una Argentina Libre 5.00%, 10/31/27	150,000	139,369
Provincia de Buenos Aires/Government Bonds
5.88%, 9/1/37(a)(d)	82,000	48,202
6.63%, 9/1/37(a)(d)	232,402	159,618
Total Argentina		2,878,180
Azerbaijan – 0.0%
Republic of Azerbaijan International Bonds 3.50%, 9/1/32(d)	150,000	138,916
Bahrain – 0.1%
Bahrain Government International Bonds 7.00%, 10/12/28(d)	1,750,000	1,828,606
Bermuda – 0.0%
Bermuda Government International Bonds 2.38%, 8/20/30(d)	200,000	180,615
Brazil – 0.2%
Brazil Government International Bonds
3.88%, 6/12/30	1,714,000	1,643,576
5.00%, 1/27/45	500,000	388,991
Total Brazil		2,032,567
Canada – 0.1%
Canada Government International Bonds
0.75%, 5/19/26	75,000	73,313
3.75%, 4/26/28(b)	470,000	471,658
Total Canada		544,971
Investments	Principal Amount	Value
Chile – 0.1%
Chile Government International Bonds
3.50%, 1/31/34	$200,000	$181,706
4.95%, 1/5/36	694,817	689,275
3.50%, 4/15/53	555,000	385,311
Total Chile		1,256,292
China – 0.0%
China Government International Bonds 1.75%, 10/26/31(d)	200,000	182,997
Colombia – 0.1%
Colombia Government International Bonds
3.25%, 4/22/32(b)	211,000	176,012
7.50%, 2/2/34	561,000	580,468
7.38%, 9/18/37	200,000	202,026
5.00%, 6/15/45	600,000	438,236
Total Colombia		1,396,742
Costa Rica – 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(d)	225,000	233,947
5.63%, 4/30/43(d)	200,000	182,811
Total Costa Rica		416,758
Dominican Republic – 0.0%
Dominican Republic International Bonds 6.00%, 2/22/33(d)	500,000	506,030
Ecuador – 0.0%
Ecuador Government International Bonds
6.90%, 7/31/30(a)(d)	225,000	202,877
5.00%, 7/31/40(a)(d)	203,000	132,422
Total Ecuador		335,299
Egypt – 0.1%
Egypt Government International Bonds
5.88%, 2/16/31(d)	907,000	815,627
7.30%, 9/30/33(d)	200,000	182,809
Total Egypt		998,436
El Salvador – 0.0%
El Salvador Government International Bonds 7.65%, 6/15/35(d)	51,000	50,328
Ghana – 0.0%
Ghana Government International Bonds
5.00%, 7/3/29(a)(d)	20,000	19,216
4.78%, 1/3/30(c)(d)	57,758	48,777
5.00%, 7/3/35(a)(d)	167,000	137,236
1.50%, 1/3/37(d)	166,000	79,187
Total Ghana		284,416
Guatemala – 0.0%
Guatemala Government Bonds 7.05%, 10/4/32(d)	288,000	314,504

See Notes to Financial Statements.

156    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Honduras – 0.0%
Honduras Government International Bonds 5.63%, 6/24/30(d)	$150,000	$144,641
Hong Kong – 0.1%
Hong Kong Government International Bonds 4.50%, 1/11/28(b)(e)	725,000	737,751
Hungary – 0.1%
Hungary Government International Bonds 5.50%, 6/16/34(d)	803,000	806,672
Indonesia – 0.3%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	185,105
4.65%, 9/20/32	1,247,000	1,247,244
4.85%, 1/11/33	352,000	354,729
8.50%, 10/12/35(d)	513,000	651,794
4.35%, 1/11/48	412,000	351,016
3.20%, 9/23/61	1,137,000	715,841
Total Indonesia		3,505,729
Israel – 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	183,130
4.50%, 1/17/33	550,000	531,574
State of Israel 3.38%, 1/15/50	1,135,000	743,469
Total Israel		1,458,173
Italy – 0.1%
Republic of Italy Government International Bonds 1.25%, 2/17/26	1,187,000	1,171,125
Ivory Coast – 0.0%
Ivory Coast Government International Bonds 7.63%, 1/30/33(d)	200,000	201,273
Jordan – 0.0%
Jordan Government International Bonds 5.85%, 7/7/30(d)	439,000	434,718
Kazakhstan – 0.0%
Kazakhstan Government International Bonds 6.50%, 7/21/45(d)	200,000	219,226
Kuwait – 0.1%
Kuwait International Government Bonds 3.50%, 3/20/27(d)	645,000	637,362
Malaysia – 0.0%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/31(d)	250,000	226,206
Mexico – 0.4%
Mexico Government International Bonds
2.66%, 5/24/31	770,000	678,612
8.30%, 8/15/31	50,000	59,568
6.75%, 9/27/34	188,000	202,054
6.35%, 2/9/35	2,210,000	2,287,772
Investments	Principal Amount	Value
6.05%, 1/11/40	$182,000	$176,283
4.75%, 3/8/44	2,056,000	1,644,012
6.34%, 5/4/53	574,000	531,511
5.75%, 10/12/10	110,000	89,502
Total Mexico		5,669,314
Mongolia – 0.0%
Mongolia Government International Bonds 8.65%, 1/19/28(d)	200,000	211,767
Morocco – 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(d)	200,000	206,867
3.00%, 12/15/32(d)	200,000	172,653
Total Morocco		379,520
Nigeria – 0.0%
Nigeria Government International Bonds 7.70%, 2/23/38(d)	415,000	377,973
Oman – 0.1%
Oman Government International Bonds
6.25%, 1/25/31(d)	506,000	544,052
6.75%, 1/17/48(d)	200,000	214,361
Total Oman		758,413
Pakistan – 0.0%
Pakistan Global Sukuk Programme Co. Ltd. 7.95%, 1/31/29(d)	515,000	515,641
Panama – 0.2%
Panama Government International Bonds
7.13%, 1/29/26	200,000	201,943
2.25%, 9/29/32	500,000	395,898
6.40%, 2/14/35	2,200,000	2,215,830
4.50%, 5/15/47	200,000	146,987
3.87%, 7/23/60	412,000	249,489
Total Panama		3,210,147
Paraguay – 0.0%
Paraguay Government International Bonds 6.00%, 2/9/36(d)	281,000	292,783
Peru – 0.2%
Peru Government International Bonds
3.00%, 1/15/34	1,575,000	1,353,124
6.55%, 3/14/37	481,000	529,477
3.23%, 7/28/21	304,000	162,769
Total Peru		2,045,370
Philippines – 0.2%
Philippines Government International Bonds
5.61%, 4/13/33	301,000	319,010
5.00%, 1/13/37	1,807,000	1,824,063
3.95%, 1/20/40	415,000	366,744
Total Philippines		2,509,817

See Notes to Financial Statements.

WisdomTree Trust    157

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	$101,000	$100,366
5.50%, 11/16/27	280,000	289,447
4.63%, 3/18/29	104,000	105,657
5.75%, 11/16/32	31,000	32,915
4.88%, 10/4/33	51,000	51,151
5.13%, 9/18/34	41,000	41,381
5.50%, 4/4/53	153,000	143,570
5.50%, 3/18/54	250,000	234,542
Total Poland		999,029
Qatar – 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(d)	902,000	891,181
9.75%, 6/15/30(e)	87,000	108,301
5.10%, 4/23/48(d)	684,000	654,703
Total Qatar		1,654,185
Romania – 0.1%
Romania Government International Bonds
5.88%, 1/30/29(d)	184,000	188,211
6.00%, 5/25/34(d)	604,000	592,834
6.13%, 1/22/44(b)(d)	138,000	126,445
Total Romania		907,490
Saudi Arabia – 0.3%
Saudi Government International Bonds
3.63%, 3/4/28(d)	225,000	222,021
2.25%, 2/2/33(d)	3,450,000	2,931,693
4.88%, 7/18/33(d)	850,000	859,522
4.50%, 10/26/46(d)	449,000	376,867
Total Saudi Arabia		4,390,103
Senegal – 0.0%
Senegal Government International Bonds 6.25%, 5/23/33(d)	200,000	148,499
Serbia – 0.0%
Serbia International Bonds
6.25%, 5/26/28(d)	200,000	207,253
6.00%, 6/12/34(d)	200,000	204,925
Total Serbia		412,178
South Africa – 0.1%
Republic of South Africa Government International Bonds 5.88%, 4/20/32(b)	848,000	841,940
South Korea – 0.0%
Korea International Bonds 1.00%, 9/16/30	221,000	192,766
Investments	Principal Amount	Value
Sri Lanka – 0.0%
Sri Lanka Government International Bonds
3.10%, 1/15/30(a)(d)	$100,000	$92,238
3.35%, 3/15/33(a)(d)	238,434	199,248
Total Sri Lanka		291,486
Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bonds 4.50%, 8/4/26(d)	226,000	225,743
Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 7.25%, 2/24/27(b)(d)	443,000	456,943
Turkiye Government International Bonds
4.75%, 1/26/26	400,000	400,465
5.25%, 3/13/30	2,972,000	2,887,047
5.88%, 6/26/31	200,000	195,404
4.88%, 4/16/43	100,000	73,057
Total Turkey		4,012,916
Ukraine – 0.0%
Ukraine Government International Bonds
Zero coupon, 2/1/30(a)(e)	15,406	7,840
Zero coupon, 2/1/34(a)(e)	57,572	22,974
4.50%, 2/1/34(a)(e)	311,022	168,178
Zero coupon, 2/1/35(a)(e)	48,652	25,358
4.50%, 2/1/35(a)(e)	70,511	37,617
Zero coupon, 2/1/36(a)(e)	40,544	21,079
4.50%, 2/1/36(a)(e)	70,511	37,325
Total Ukraine		320,371
United Arab Emirates – 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(d)	1,200,000	1,160,317
5.00%, 4/30/34(d)	201,000	212,438
3.13%, 9/30/49(d)	200,000	139,333
3.88%, 4/16/50(d)	200,000	158,166
Emirate of Dubai Government International Bonds 5.25%, 1/30/43(d)	200,000	196,406
UAE International Government Bonds
2.00%, 10/19/31(d)	200,000	178,037
2.88%, 10/19/41(d)	356,000	269,035
Total United Arab Emirates		2,313,732
Uruguay – 0.2%
Uruguay Government International Bonds 5.75%, 10/28/34	2,080,942	2,209,817
Uzbekistan – 0.0%
Republic of Uzbekistan International Bonds 5.38%, 2/20/29(d)	200,000	200,038
See Notes to Financial Statements.

158    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Zambia – 0.0%
Zambia Government International Bonds 5.75%, 6/30/33(a)(d)	$41,717	$38,987
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $56,344,166)		58,018,558
SUPRANATIONAL BONDS – 0.6%
African Development Bank 4.38%, 11/3/27	257,000	260,800
Asian Development Bank
0.38%, 9/3/25	62,000	62,000
0.50%, 2/4/26	1,000	985
1.00%, 4/14/26	216,000	212,037
2.00%, 4/24/26	173,000	170,786
1.75%, 8/14/26	17,000	16,664
4.13%, 1/12/27	62,000	62,271
1.50%, 1/20/27	72,000	69,797
6.22%, 8/15/27	6,000	6,247
3.13%, 8/20/27	92,000	91,045
2.50%, 11/2/27	133,000	129,789
2.75%, 1/19/28	36,000	35,284
3.75%, 4/25/28	172,000	172,539
1.25%, 6/9/28	31,000	29,076
3.13%, 9/26/28	15,000	14,784
4.38%, 3/6/29	72,000	73,710
1.88%, 1/24/30	41,000	37,982
0.75%, 10/8/30	21,000	18,095
1.50%, 3/4/31	41,000	36,351
3.13%, 4/27/32	21,000	19,984
4.00%, 1/12/33	41,000	40,956
3.88%, 6/14/33(b)	41,000	40,551
4.13%, 1/12/34	100,000	99,768
Asian Infrastructure Investment Bank
0.50%, 1/27/26	87,000	85,739
4.88%, 9/14/26	41,000	41,411
3.75%, 9/14/27	41,000	41,063
4.13%, 1/18/29	62,000	62,900
4.25%, 3/13/34	126,000	126,698
European Bank for Reconstruction & Development
0.50%, 11/25/25	34,000	33,704
4.38%, 3/9/28	62,000	63,109
4.13%, 1/25/29	63,000	63,974
4.25%, 3/13/34	403,000	404,692
European Investment Bank
2.13%, 4/13/26	200,000	197,729
0.63%, 10/21/27	21,000	19,706
3.25%, 11/15/27	82,000	81,321
3.88%, 3/15/28	103,000	103,660
4.50%, 10/16/28	82,000	84,126
Investments	Principal Amount	Value
4.00%, 2/15/29	$103,000	$104,205
1.75%, 3/15/29	62,000	58,135
1.63%, 10/9/29	21,000	19,389
0.88%, 5/17/30	21,000	18,456
3.63%, 7/15/30	82,000	81,672
0.75%, 9/23/30	31,000	26,785
1.25%, 2/14/31	82,000	71,921
1.63%, 5/13/31	31,000	27,600
3.75%, 2/14/33	103,000	101,511
4.13%, 2/13/34	82,000	81,910
4.88%, 2/15/36	21,000	22,064
Inter-American Development Bank 3.20%, 8/7/42(b)	412,000	331,572
International Bank for Reconstruction & Development
0.50%, 10/28/25	607,000	603,428
3.13%, 6/15/27	173,000	171,312
0.75%, 11/24/27	728,000	683,135
3.50%, 7/12/28	670,000	667,719
4.00%, 1/10/31	103,000	104,047
1.63%, 11/3/31	103,000	90,371
4.75%, 11/14/33	62,000	64,869
International Development Association 0.75%, 6/10/27(d)	41,000	38,910
International Finance Corp. 0.75%, 10/8/26	373,000	360,657
IsDB Trust Services No. 2 SARL 3.21%, 4/28/27(d)	708,000	700,548
Nordic Investment Bank 0.50%, 1/21/26	284,000	279,986
TOTAL SUPRANATIONAL BONDS (Cost: $7,732,199)		7,821,535
COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.0%
United States – 3.0%
Banc of America Commercial Mortgage Trust 3.71%, 9/15/48, Series 2015-UBS7, Class A4	802,733	800,699
BANK
3.63%, 5/15/50, Series 2017-BNK4, Class A4	600,000	592,732
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,859,398
2.62%, 11/15/64, Series 2021-BNK37, Class A5*(a)	410,000	365,201
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	644,899
3.92%, 4/15/65, Series 2022-BNK41, Class A4*(a)	700,000	666,944
Bank of America Merrill Lynch Commercial Mortgage Trust 3.88%, 2/15/50, Series 2017-BNK3, Class B*(a)	994,000	965,206

See Notes to Financial Statements.

WisdomTree Trust    159

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
Barclays Commercial Mortgage Trust 3.17%, 8/15/52, Series 2019-C4, Class AS	$400,000	$371,325
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,637,635
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,819,374
4.59%, 5/15/55, Series 2022-B35, Class A5*(a)	2,180,934	2,140,863
5.94%, 11/15/55, Series 2022-B37, Class A5*(a)	500,000	534,428
3.72%, 3/15/62, Series 2019-B10, Class A4	203,000	198,192
Cantor Commercial Real Estate Lending 3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	184,013
CD Mortgage Trust 3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	300,351
Citigroup Commercial Mortgage Trust 2.92%, 2/15/53, Series 2020-GC46, Class AS*(a)	119,000	106,680
COMM Mortgage Trust
3.63%, 10/10/48, Series 2015-CR26, Class A4	202,366	201,864
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	557,032
CSAIL Commercial Mortgage Trust 3.48%, 3/15/53, Series 2020-C19, Class B*(a)	425,000	359,860
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	586,429	583,346
2.67%, 3/25/26, Series K055, Class A2	188,836	187,125
3.30%, 10/25/26, Series K060, Class A2	610,000	603,915
3.19%, 7/25/27, Series K067, Class A2	750,000	739,460
3.24%, 8/25/27, Series K068, Class A2	140,000	138,132
1.47%, 9/25/27, Series K740, Class A2	500,000	476,291
3.19%, 9/25/27, Series K069, Class A2*(a)	53,789	53,004
3.29%, 11/25/27, Series K071, Class A2	500,000	493,086
3.93%, 6/25/28, Series K079, Class A2	804,000	804,468
4.74%, 8/25/28, Series K508, Class A2*(a)	500,000	509,771
4.80%, 9/25/28, Series K507, Class A2*(a)	500,000	510,753
4.85%, 9/25/28, Series K509, Class A2	500,000	511,548
4.86%, 10/25/28, Series K511, Class A2	500,000	511,973
3.42%, 2/25/29, Series K090, Class A2	1,000,000	984,069
3.51%, 3/25/29, Series K091, Class A2	1,000,000	986,218
1.38%, 7/25/30, Series K116, Class A2	1,000,000	884,654
1.50%, 10/25/30, Series K120, Class A2	1,000,000	882,570
2.11%, 1/25/31, Series K127, Class A2	1,000,000	905,115
4.55%, 6/25/31, Series KF115, Class AS, (4.551% fixed rate until 5/25/31; Secured Overnight Financing Rate 30 Day Average + 0.21% thereafter)*(a)	233,526	231,299
Investments	Principal Amount	Value
2.13%, 11/25/31, Series K136, Class A2	$1,000,000	$888,786
4.57%, 12/25/31, Series KF128, Class AS, (4.571% fixed rate until 12/25/31; Secured Overnight Financing Rate 30 Day Average + 0.23% thereafter)*(a)	137,499	136,179
2.25%, 1/25/32, Series K140, Class A2	1,000,000	891,294
2.59%, 1/25/32, Series K139, Class A2*(a)	1,200,000	1,092,716
2.25%, 2/25/32, Series K141, Class A2	1,000,000	891,465
3.42%, 4/25/32, Series K154, Class A2	1,000,000	980,886
2.92%, 6/25/32, Series K146, Class A2	1,000,000	922,314
3.00%, 6/25/32, Series K147, Class A2*(a)	1,500,000	1,389,521
3.50%, 7/25/32, Series K148, Class A2*(a)	1,000,000	954,308
3.53%, 8/25/32, Series K149, Class A2	500,000	477,665
4.35%, 1/25/33, Series K154, Class A2*(a)	310,000	310,287
4.90%, 10/25/33, Series K-161, Class A2*(a)	500,000	516,656
5.15%, 12/25/33, Series K-162, Class A2*(a)	500,000	525,016
1.94%, 2/25/35, Series K1515, Class A2	480,000	386,991
2.36%, 10/25/36, Series K1522, Class A2	250,000	199,884
FREMF Mortgage Trust
4.23%, 4/25/48, Series 2016-K54, Class B*(a)(e)	590,000	586,661
4.35%, 6/25/51, Series 2018-K76, Class B*(a)(e)	205,000	203,212
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,187,238
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	655,112
Morgan Stanley Bank of America Merrill Lynch Trust 3.88%, 4/15/48, Series 2015-C22, Class B*(a)	200,000	196,032
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	958,599
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,868,893
UBS Commercial Mortgage Trust 4.12%, 3/15/51, Series 2018-C9, Class A4*(a)	412,451	406,147
Wells Fargo Commercial Mortgage Trust
3.43%, 3/15/59, Series 2016-C33, Class A4	300,000	298,031
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	100,460
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $41,238,297)		42,327,846
MUNICIPAL BONDS – 0.3%
United States – 0.3%
Metropolitan Transportation Authority 6.81%, 11/15/40, Series E	825,000	897,492

See Notes to Financial Statements.

160    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Principal Amount	Value
New Jersey Turnpike Authority 7.10%, 1/1/41, Series A	$195,000	$225,062
Port Authority of New York & New Jersey 4.93%, 10/1/51	965,000	886,888
State of California 7.55%, 4/1/39	275,000	330,281
State of Connecticut 5.85%, 3/15/32, Series A	1,330,000	1,438,184
TOTAL MUNICIPAL BONDS (Cost: $3,918,741)		3,777,907
ASSET-BACKED SECURITIES – 2.2%
United States – 2.2%
American Express Credit Account Master Trust 5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,040,360
AmeriCredit Automobile Receivables Trust 4.81%, 4/18/28, Series 2022-2, Class B	538,366	538,648
BA Credit Card Trust 5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,503,732
Carmax Auto Owner Trust 4.69%, 2/15/28, Series 2022-3, Class B	171,000	171,652
CarMax Auto Owner Trust 5.50%, 1/16/29, Series 2024-2, Class A3	1,250,000	1,266,683
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	960,000	970,916
5.08%, 9/15/30, Series 2023-A2, Class A	225,000	232,817
CNH Equipment Trust 5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	4,003,900
Exeter Automobile Receivables Trust
1.55%, 6/15/27, Series 2021-3A, Class D	755,033	745,634
5.57%, 9/15/28, Series 2024-3A, Class B	750,000	754,625
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	759,843
Ford Credit Auto Owner Trust
4.40%, 8/15/30, Series 2024-C, Class B	1,800,000	1,810,694
3.88%, 11/15/34, Series 2022-1, Class A(e)	600,000	597,783
Ford Credit Floorplan Master Owner Trust A 4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,250,213
Gm Financial Automobile Leasing Trust 4.58%, 5/22/28, Series 2025-2, Class A3	875,000	882,050
GM Financial Automobile Leasing Trust 5.09%, 5/20/27, Series 2023-2, Class A4	426,610	426,715
GM Financial Consumer Automobile Receivables Trust 3.25%, 4/17/28, Series 2022-2, Class A4	579,000	575,747
GM Financial Revolving Receivables Trust 1.17%, 6/12/34, Series 2021-1, Class A(e)	630,000	611,080
Honda Auto Receivables Owner Trust 5.21%, 7/18/30, Series 2024-2, Class A4	650,000	665,069
Investments	Principal Amount	Value
Hyundai Auto Receivables Trust 4.74%, 9/16/30, Series 2024-B, Class A4	$650,000	$660,354
Mercedes-Benz Auto Receivables Trust 5.25%, 2/15/29, Series 2022-1, Class A4	570,000	576,705
Nissan Auto Lease Trust 4.92%, 11/15/27, Series 2024-B, Class A3	1,100,000	1,111,821
Nissan Auto Receivables Owner Trust 4.45%, 11/15/29, Series 2022-B, Class A4	309,000	310,107
Santander Drive Auto Receivables Trust
5.63%, 11/15/28, Series 2024-2, Class A3	654,744	657,601
4.49%, 8/15/29, Series 2022-3, Class C	276,449	276,647
6.40%, 3/17/31, Series 2023-6, Class C	500,000	518,061
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	585,000	591,641
4.49%, 5/15/31, Series 2025-A2, Class A	2,125,000	2,152,186
Verizon Master Trust 5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	372,556
World Omni Auto Receivables Trust 4.86%, 11/15/30, Series 2025-A, Class A4	1,150,000	1,179,830
TOTAL ASSET-BACKED SECURITIES (Cost: $29,806,145)		30,215,670
FOREIGN CORPORATE BONDS – 0.0%
Canada – 0.0%
Suncor Energy, Inc.
6.50%, 6/15/38
(Cost: $46,045)	42,000	44,901
	Shares
COMMON STOCKS – 0.0%
United States – 0.0%
Curo Group Holdings LLC^†
(Cost: $155,182)	3,297	0
WARRANTS – 0.0%
United States – 0.0%
Curo Group Holdings LLC, expiring 8/1/28, 0.00%^†	5,761	0
RRD Parent, Inc., expiring 1/1/35^†	11	69,300
TOTAL WARRANTS (Cost: $0)		69,300
MUTUAL FUND – 2.5%
United States – 2.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(h) (Cost: $34,544,117)	34,544,117	34,544,117

See Notes to Financial Statements.

WisdomTree Trust    161

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(h)	3,184,651	$3,184,651
WisdomTree Government Money Market Digital Fund, 4.10%(h)(i)	7,900,000	7,900,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $11,084,651)		11,084,651
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $1,396,621,396)		1,402,227,013
Other Liabilities less Assets – (1.5)%		(20,354,646)
NET ASSETS – 100.0%		$1,381,872,367

____________

†   Non-income producing security.

*   Variable coupon rate based on weighted average interest rate of underlying mortgage.

^   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $69,300, which represents 0.0% of net assets.

(a)  Rate shown reflects the accrual rate as of August 31, 2025 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,660,402. The Fund also had securities on loan having a total market value of $446,473 that were sold and pending settlement. The total market value of the collateral held by the Fund was $32,241,468. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,156,817.

(c)  Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2025.

(d)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)   The security has a perpetual maturity; the date displayed is the next call date.

(g)  Security is in default on interest payments.

(h)  Rate shown represents annualized 7-day yield as of August 31, 2025.

(i)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
PIK	Payment In Kind

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$19,200,000	$11,300,000	$—	$—	$7,900,000	$58,517

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond	225	12/19/25	$(25,706,250)	$45,222
Long Exposure
10 Year U.S. Treasury Note	233	12/19/25	$26,212,500	$74,425
2 Year U.S. Treasury Note	161	12/31/25	33,574,789	(3,137)
5 Year U.S. Treasury Note	847	12/31/25	92,720,031	210,185
U.S. Treasury Ultra Long Term Bond	424	12/19/25	49,422,500	(285,814)
Ultra 10 Year U.S. Treasury Note	209	12/19/25	23,910,906	49,331
			$225,840,726	$44,990
Total – Net			$200,134,476	$90,212

See Notes to Financial Statements.

162    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$262,491,893	$—		$262,491,893
U.S. Government Obligations	—	355,218,833	—		355,218,833
Corporate Bonds	—	581,744,489	—		581,744,489
Foreign Government Agencies	—	14,867,313	—		14,867,313
Foreign Government Obligations	—	58,018,558	—		58,018,558
Supranational Bonds	—	7,821,535	—		7,821,535
Commercial Mortgage-Backed Securities	—	42,327,846	—		42,327,846
Municipal Bonds	—	3,777,907	—		3,777,907
Asset-Backed Securities	—	30,215,670	—		30,215,670
Common Stocks	—	—	0	*	0
Warrants	—	—	69,300	*	69,300
Mutual Fund	—	34,544,117	—		34,544,117
Investment of Cash Collateral for Securities Loaned	—	11,084,651	—		11,084,651
Foreign Corporate Bonds	—	44,901	—		44,901
Total Investments in Securities	$—	$1,402,157,713	$69,300		$1,402,227,013
Financial Derivative Instruments
Futures Contracts[1]	$379,163	$—	$—		$379,163
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(288,951)	$—	$—		$(288,951)
Total – Net	$90,212	$1,402,157,713	$69,300		$1,402,317,225

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    163

Schedule of Investments WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 20.1%
Federal Farm Credit Bank – 0.3%
5.31%, 9/25/35(a)	$1,500,000	$1,497,139
1.95%, 8/13/40	1,300,000	876,748
Total Federal Farm Credit Bank		2,373,887
Federal Home Loan Bank – 0.9%
3.25%, 11/16/28	1,000,000	990,177
5.63%, 3/14/36	635,000	694,075
5.50%, 7/15/36	4,815,000	5,245,640
Total Federal Home Loan Bank		6,929,892
Federal Home Loan Mortgage Corp. – 3.2%
3.00%, 5/1/30	103,744	102,426
4.00%, 11/1/33	70	70
2.00%, 10/1/35	78,907	73,185
6.50%, 3/1/36	64,979	67,428
2.00%, 2/1/37	216,418	198,510
5.00%, 6/1/37	809	825
3.50%, 7/1/38	18,855	18,292
4.65%, 11/15/38, Series 1(b)	2,727,000	1,475,717
4.93%, 11/15/38(b)	2,820,000	1,527,929
5.50%, 2/1/40	3,575	3,718
5.00%, 3/1/41	82,088	83,713
5.50%, 6/1/41	1,615	1,677
5.00%, 7/1/41	3,013	3,074
3.00%, 7/1/43	429,873	393,129
3.50%, 1/1/44	358,853	338,269
3.50%, 8/1/45	251,322	234,394
4.00%, 9/1/45	34,640	33,175
4.00%, 10/1/45	37,970	36,409
4.00%, 12/1/45	67,532	64,675
3.00%, 6/1/46	32,948	29,485
3.00%, 9/1/46	100,745	92,125
3.00%, 10/1/46	41,663	37,538
3.50%, 11/1/46	7,818	7,244
4.00%, 1/1/47	65,838	62,852
3.50%, 4/1/47	90,776	83,563
4.00%, 5/1/47	38,377	36,511
3.50%, 9/1/47	90,071	83,020
4.00%, 10/1/47	74,206	70,511
4.50%, 10/1/47	25,494	25,013
3.50%, 11/1/47	120,528	110,951
4.00%, 9/1/48	37,831	35,923
5.00%, 3/1/49	9,323	9,374
4.50%, 5/1/49	44,578	43,535
4.00%, 7/1/49	367,359	350,714
4.50%, 7/1/49	22,743	22,210
3.50%, 8/1/49	236,904	217,204
5.00%, 10/1/49	197,252	198,076
5.50%, 10/1/49	191,608	197,278
3.00%, 2/1/50	300,126	265,514
Investments in Long Securities	Principal Amount	Value
3.00%, 5/1/50	$14,978	$13,159
3.00%, 5/1/50	31,160	27,445
2.50%, 6/1/50	298,680	252,218
2.50%, 7/1/50	97,963	83,021
2.00%, 9/1/50	1,490,162	1,196,949
2.50%, 10/1/50	188,106	159,784
2.00%, 1/1/51	118,408	94,985
2.50%, 1/1/51	668,262	557,563
1.50%, 2/1/51	331,224	252,974
1.50%, 4/1/51	407,296	308,156
2.00%, 4/1/51	857,603	687,195
2.50%, 4/1/51	40,337	33,614
2.00%, 5/1/51	129,858	103,965
2.50%, 5/1/51	418,749	348,265
2.50%, 9/1/51	155,788	131,084
2.50%, 9/1/51	747,583	624,562
1.50%, 10/1/51	109,742	83,004
3.50%, 10/1/51	79,696	72,402
2.00%, 11/1/51	122,799	98,043
2.00%, 12/1/51	366,790	292,860
2.50%, 12/1/51	88,411	73,548
2.00%, 1/1/52	92,738	73,978
2.00%, 1/1/52	1,711,732	1,371,092
2.50%, 1/1/52	267,840	223,636
3.50%, 1/1/52	55,572	50,473
2.00%, 2/1/52	91,172	73,586
2.50%, 2/1/52	296,098	248,879
2.00%, 3/1/52	105,817	85,444
2.00%, 3/1/52	1,139,902	911,688
2.50%, 4/1/52	67,257	56,407
2.50%, 4/1/52	628,173	527,273
3.00%, 4/1/52	75,588	65,683
2.00%, 5/1/52	268,069	216,978
2.00%, 6/1/52	179,703	143,816
3.00%, 6/1/52	280,840	245,762
3.50%, 6/1/52	76,210	69,017
4.50%, 7/1/52	39,875	38,561
3.00%, 8/1/52	42,866	37,447
4.00%, 8/1/52	20,739	19,417
4.50%, 8/1/52	121,095	117,085
4.50%, 8/1/52	236,984	229,136
4.00%, 9/1/52	62,727	58,716
4.50%, 9/1/52	65,572	63,391
4.50%, 9/1/52	166,403	160,841
4.50%, 9/1/52	205,165	198,425
5.00%, 9/1/52	20,044	19,935
5.00%, 9/1/52	43,834	43,726
4.50%, 10/1/52	21,114	20,368
4.50%, 10/1/52	179,797	174,426
5.00%, 10/1/52	126,976	125,882
5.00%, 11/1/52	121,856	120,782
See Notes to Financial Statements.

164    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
3.50%, 12/1/52	$39,201	$35,498
4.50%, 12/1/52	146,062	141,158
5.00%, 12/1/52	21,132	20,950
4.00%, 1/1/53	21,448	20,066
4.50%, 1/1/53	59,917	57,914
4.50%, 1/1/53	84,283	81,466
5.00%, 2/1/53	158,819	157,190
5.50%, 3/1/53	47,797	48,249
5.00%, 4/1/53	253,089	250,515
5.00%, 5/1/53	43,264	42,854
5.00%, 6/1/53	82,981	82,125
5.50%, 6/1/53	20,308	20,502
5.50%, 8/1/53	20,732	20,887
5.00%, 9/1/53	267,487	264,511
5.50%, 9/1/53	297,117	299,326
6.00%, 9/1/53	214,934	220,053
6.50%, 9/1/53	69,857	72,522
6.00%, 10/1/53	116,573	119,340
6.50%, 10/1/53	33,465	34,742
4.50%, 11/1/53	991,904	956,618
5.50%, 11/1/53	600,912	606,002
6.00%, 11/1/53	44,482	46,421
6.00%, 11/1/53	370,553	379,479
6.50%, 11/1/53	162,168	168,533
6.00%, 12/1/53	18,692	19,133
6.50%, 12/1/53	124,474	129,223
6.50%, 1/1/54	216,154	224,402
6.00%, 7/1/54	44,388	45,489
6.00%, 8/1/54	362,856	371,032
6.50%, 8/1/54	21,173	22,132
6.00%, 9/1/54	749,055	765,864
5.00%, 11/1/54	49,207	48,786
5.50%, 12/1/54	466,356	469,298
5.50%, 3/1/55	691,724	701,645
6.00%, 7/1/55	934,193	954,714
6.50%, 7/1/55	271,139	281,588
Total Federal Home Loan Mortgage Corp.		26,102,129
Federal National Mortgage Association – 5.8%
2.50%, 11/1/30	102,248	99,384
2.50%, 1/1/32	283,198	274,895
3.00%, 5/1/32	87,539	85,243
6.00%, 12/1/32	82,438	84,255
2.50%, 1/1/33	103,880	101,032
5.50%, 10/1/35	15,502	16,104
2.00%, 12/1/36	25,804	23,680
5.50%, 4/1/37	70,465	72,554
5.63%, 7/15/37	3,358,000	3,685,688
5.50%, 1/1/38	16,481	16,868
5.00%, 5/1/38	5,249	5,348
5.50%, 6/1/38	42,634	44,216
6.21%, 8/6/38	1,170,000	1,356,431
Investments in Long Securities	Principal Amount	Value
5.50%, 11/1/38	$1,052	$1,091
5.00%, 9/1/39	90,349	91,988
6.00%, 7/1/41	164,392	172,891
4.00%, 10/1/41	354,349	344,846
4.00%, 11/1/41	36,488	35,489
4.50%, 1/1/42	73,878	74,009
6.00%, 1/1/42	128,329	134,951
4.00%, 9/1/42	131,198	127,280
2.50%, 2/1/43	115,929	102,605
3.50%, 7/1/43	222,007	209,345
3.00%, 8/1/43	129,155	117,955
3.00%, 8/1/43	134,485	122,834
3.00%, 9/1/43	222,185	202,917
4.50%, 9/1/43	10,747	10,766
3.50%, 10/1/43	85,408	80,154
4.50%, 5/1/44	15,488	15,361
4.00%, 6/1/44	24,898	24,013
4.00%, 7/1/44	5,636	5,418
4.50%, 2/1/45	26,680	26,462
3.50%, 6/1/45	2,204	2,045
4.00%, 6/1/45	153,121	147,207
4.00%, 9/1/45	27,939	26,757
3.00%, 12/1/45	32,822	29,540
4.00%, 1/1/46	57,962	55,661
3.50%, 2/1/46	22,620	21,069
3.00%, 6/1/46	27,261	24,366
4.00%, 7/1/46	25,815	24,615
2.50%, 9/1/46	13,137	11,277
2.50%, 10/1/46	16,984	14,579
3.00%, 10/1/46	47,202	42,402
3.00%, 10/1/46	112,220	100,300
3.00%, 11/1/46	60,854	54,664
2.50%, 12/1/46	30,079	25,820
3.00%, 12/1/46	81,099	72,474
3.50%, 12/1/46	316,097	292,547
2.50%, 1/1/47	38,388	32,953
3.50%, 1/1/47	81,179	75,131
5.50%, 1/1/47	139,314	144,723
3.00%, 5/1/47	402,696	363,546
4.50%, 5/1/47	181,289	179,808
4.00%, 6/1/47	42,754	40,945
3.50%, 7/1/47	257,926	240,973
3.50%, 7/1/47	418,259	393,774
4.00%, 7/1/47	43,286	41,399
5.00%, 7/1/47	91,503	93,234
4.00%, 10/1/47	333,033	316,453
3.50%, 1/1/48	113,219	104,223
4.50%, 1/1/48	45,350	44,439
3.50%, 2/1/48	347,303	319,707
5.00%, 5/1/48	31,223	31,397
3.00%, 8/1/48	282,257	254,808

See Notes to Financial Statements.

WisdomTree Trust    165

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
4.00%, 9/1/48	$97,406	$92,843
5.00%, 10/1/48	285,878	291,063
3.00%, 11/1/48	737,475	663,737
3.50%, 11/1/48	91,641	84,359
5.00%, 3/1/49	6,220	6,246
4.00%, 4/1/49	9,102	8,620
4.00%, 5/1/49	6,070	5,748
4.50%, 5/1/49	91,610	89,466
3.50%, 6/1/49	147,110	135,421
3.50%, 7/1/49	47,670	43,562
3.00%, 10/1/49	280,112	246,340
3.00%, 3/1/50	116,582	103,418
3.00%, 3/1/50	384,858	338,324
4.00%, 3/1/50	251,199	238,238
5.00%, 3/1/50	67,482	67,850
4.50%, 4/1/50	374,642	366,796
2.50%, 5/1/50	1,061,199	900,734
3.50%, 5/1/50	307,267	283,224
2.00%, 7/1/50	684,340	555,695
3.00%, 8/1/50	318,432	279,472
2.00%, 9/1/50	1,842,365	1,480,493
2.50%, 9/1/50	161,943	135,920
2.00%, 10/1/50	1,597,060	1,296,782
1.50%, 11/1/50	207,872	157,308
2.00%, 11/1/50	113,725	92,839
3.00%, 11/1/50	250,362	221,961
1.50%, 12/1/50	234,443	177,546
1.50%, 12/1/50	823,227	622,947
2.00%, 12/1/50	281,602	225,996
2.00%, 12/1/50	672,873	540,474
2.00%, 12/1/50	949,837	768,734
2.00%, 1/1/51	71,414	57,263
2.50%, 2/1/51	490,141	415,707
2.00%, 3/1/51	774,801	620,884
2.50%, 5/1/51	295,301	246,189
2.50%, 6/1/51	69,207	57,894
2.50%, 6/1/51	86,374	72,951
2.00%, 7/1/51	199,045	159,880
2.50%, 8/1/51	363,039	305,582
2.00%, 9/1/51	1,445,764	1,154,803
2.50%, 9/1/51	153,394	128,253
1.50%, 10/1/51	86,826	65,671
2.00%, 10/1/51	265,064	213,846
2.00%, 10/1/51	2,025,433	1,619,192
2.50%, 10/1/51	399,050	336,883
2.50%, 10/1/51	540,329	451,246
2.50%, 10/1/51	1,307,640	1,087,235
2.50%, 11/1/51	203,956	172,581
2.50%, 11/1/51	1,586,063	1,329,337
2.50%, 12/1/51	242,310	203,819
3.00%, 12/1/51	147,608	129,784
Investments in Long Securities	Principal Amount	Value
2.00%, 1/1/52	$75,829	$61,259
2.00%, 1/1/52	400,391	320,867
2.50%, 1/1/52	109,059	91,513
2.50%, 1/1/52	183,598	154,555
2.50%, 1/1/52	213,624	179,451
3.00%, 1/1/52	39,172	33,963
3.00%, 1/1/52	209,446	181,593
2.00%, 2/1/52	50,406	40,229
2.00%, 2/1/52	102,899	82,216
2.00%, 2/1/52	149,842	119,971
2.00%, 2/1/52	297,338	237,291
2.00%, 2/1/52	377,792	301,513
2.50%, 2/1/52	78,127	65,927
2.50%, 2/1/52	139,019	116,737
3.00%, 2/1/52	20,461	17,941
3.00%, 2/1/52	741,560	651,091
3.00%, 2/1/52	1,570,377	1,380,750
2.00%, 3/1/52	334,317	266,736
2.50%, 3/1/52	144,584	120,588
2.50%, 3/1/52	174,099	145,503
2.50%, 3/1/52	213,719	178,479
2.50%, 3/1/52	282,064	235,325
2.50%, 3/1/52	525,619	440,939
3.00%, 3/1/52	126,384	110,926
1.50%, 4/1/52	75,782	57,324
3.50%, 4/1/52	22,618	20,669
3.50%, 4/1/52	100,192	91,557
2.00%, 5/1/52	324,930	259,311
2.50%, 5/1/52	248,838	210,148
3.00%, 5/1/52	343,405	300,552
3.50%, 5/1/52	37,887	34,323
3.50%, 5/1/52	38,245	34,677
4.00%, 5/1/52	478,429	448,779
3.50%, 6/1/52	21,001	19,108
3.50%, 6/1/52	150,224	136,069
4.50%, 7/1/52	81,747	79,090
3.50%, 8/1/52	212,537	193,033
4.00%, 8/1/52	202,289	190,423
4.50%, 8/1/52	59,688	57,697
2.50%, 9/1/52	62,561	52,098
4.00%, 9/1/52	79,995	75,052
5.00%, 9/1/52	307,245	304,707
4.00%, 10/1/52	32,185	30,332
4.50%, 10/1/52	20,768	20,074
5.00%, 10/1/52	152,027	150,563
4.00%, 11/1/52	1,026,620	960,657
4.00%, 1/1/53	88,577	82,872
5.50%, 1/1/53	96,432	97,374
4.00%, 2/1/53	21,262	19,909
5.00%, 2/1/53	38,662	38,646
5.50%, 2/1/53	67,815	68,547

See Notes to Financial Statements.

166    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
5.50%, 2/1/53	$75,941	$77,194
3.00%, 3/1/53	77,136	67,019
4.00%, 3/1/53	22,911	21,432
4.00%, 3/1/53	43,728	40,898
5.00%, 4/1/53	20,744	20,541
6.00%, 4/1/53	53,715	54,980
5.50%, 5/1/53	28,681	29,184
4.50%, 6/1/53	102,737	99,843
5.00%, 6/1/53	134,078	132,807
5.50%, 7/1/53	22,360	22,790
5.50%, 7/1/53	85,454	86,281
6.00%, 7/1/53	339,514	347,878
5.00%, 8/1/53	21,735	21,504
5.50%, 8/1/53	61,632	62,167
6.00%, 8/1/53	56,929	58,289
5.50%, 9/1/53	21,089	21,373
5.00%, 10/1/53	120,029	118,670
5.50%, 10/1/53	20,894	21,040
5.50%, 11/1/53	408,426	411,908
6.50%, 11/1/53	32,552	33,794
4.00%, 12/1/53	64,662	61,076
2.50%, 1/1/54	1,488,298	1,242,926
4.50%, 1/1/54	46,217	44,794
6.50%, 1/1/54	79,229	82,792
6.00%, 2/1/54	20,734	21,346
5.50%, 3/1/54	65,309	65,877
6.00%, 5/1/54	21,688	22,344
5.00%, 6/1/54	91,282	90,357
6.00%, 6/1/54	21,041	21,545
6.00%, 6/1/54	22,286	23,020
7.00%, 6/1/54	14,289	15,019
6.50%, 9/1/54	416,210	431,360
6.00%, 2/1/55	292,606	302,242
6.50%, 2/1/55	970,179	1,005,495
5.50%, 4/1/55	995,512	1,011,964
6.00%, 5/1/55	498,806	516,103
Total Federal National Mortgage Association		47,016,871
FNCI 2.5 10/24 – 0.0% 2.50%, 10/15/39	50,000	46,946
Government National Mortgage Association – 2.0%
4.00%, 12/20/44	944,012	902,989
3.50%, 3/20/46	1,413,363	1,311,154
3.00%, 3/20/50	1,316,956	1,170,262
2.00%, 1/20/51	1,101,131	901,981
3.50%, 3/20/51	66,087	60,872
2.00%, 7/20/51	929,868	761,667
3.00%, 8/20/51	1,670,479	1,481,615
2.50%, 9/20/51	1,410,913	1,202,325
2.00%, 1/20/52	903,081	739,618
Investments in Long Securities	Principal Amount	Value
2.50%, 1/20/52	$1,865,724	$1,589,638
5.50%, 8/20/53	1,396,960	1,413,510
5.00%, 10/20/53	1,265,316	1,257,346
4.00%, 3/20/54	637,121	596,411
5.00%, 4/20/54	322,630	319,270
6.00%, 7/20/54	265,856	271,841
4.50%, 9/20/54	896,558	863,786
4.50%, 12/20/54	955,194	919,835
3.50%, 1/20/55	79,939	72,715
5.00%, 1/20/55	284,345	281,384
6.00%, 9/20/55(c)	25,000	25,503
Total Government National Mortgage Association		16,143,722
Tennessee Valley Authority – 3.7%
5.88%, 4/1/36(a)	6,060,000	6,728,508
6.15%, 1/15/38	238,000	272,068
5.50%, 6/15/38	580,000	624,665
5.25%, 9/15/39	7,598,000	7,964,356
3.50%, 12/15/42	2,099,000	1,710,848
4.88%, 1/15/48	1,324,000	1,246,681
4.25%, 9/15/52	1,850,000	1,529,546
5.25%, 2/1/55(a)	5,000,000	4,838,031
5.38%, 4/1/56(a)	1,347,000	1,331,747
4.63%, 9/15/60	2,490,000	2,151,707
4.25%, 9/15/65(a)	1,955,000	1,562,123
Total Tennessee Valley Authority		29,960,280
Uniform Mortgage-Backed Securities – 4.2%
2.00%, 10/15/39(c)	25,000	22,955
3.00%, 9/1/54(c)	2,850,000	2,470,077
5.50%, 10/1/54(c)	250,000	251,285
6.00%, 10/1/54(c)	475,000	484,913
1.50%, 9/1/55(c)	1,150,000	869,169
3.50%, 9/1/55(c)	3,425,000	3,095,130
4.00%, 9/1/55(c)	2,025,000	1,890,314
4.50%, 9/1/55(c)	1,275,000	1,226,565
5.00%, 9/1/55(c)	3,325,000	3,279,615
6.50%, 9/1/55(c)	1,475,000	1,528,830
7.00%, 9/1/55(c)	900,000	946,917
2.00%, 9/15/55(c)	7,075,000	5,623,429
2.50%, 9/15/55(c)	4,600,000	3,821,165
5.50%, 9/15/55(c)	4,200,000	4,224,990
6.00%, 9/15/55(c)	3,850,000	3,933,507
4.00%, 10/1/55(c)	25,000	23,329
4.50%, 10/1/55(c)	25,000	24,034
5.00%, 10/1/55(c)	50,000	49,286
6.50%, 10/1/55(c)	150,000	155,403
Total Uniform Mortgage-Backed Securities		33,920,913
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $169,264,345)		162,494,640

See Notes to Financial Statements.

WisdomTree Trust    167

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 25.7%
U.S. Treasury Bonds – 5.1%
4.50%, 2/15/36	$96,000	$98,528
5.00%, 5/15/37	220,000	233,836
4.25%, 5/15/39	230,000	223,405
4.50%, 8/15/39	640,000	635,650
4.38%, 5/15/40	165,000	160,643
3.88%, 8/15/40	353,000	323,519
4.25%, 11/15/40	285,000	272,086
1.88%, 2/15/41	985,000	677,264
4.75%, 2/15/41	75,000	75,650
2.25%, 5/15/41	1,850,000	1,341,395
4.38%, 5/15/41	200,000	192,828
1.75%, 8/15/41	915,000	606,259
3.75%, 8/15/41	194,000	172,933
2.00%, 11/15/41	600,000	411,656
3.13%, 11/15/41	625,000	509,668
2.38%, 2/15/42	700,000	506,789
3.13%, 2/15/42	265,000	215,002
3.00%, 5/15/42	360,000	285,638
3.25%, 5/15/42	615,000	505,886
3.38%, 8/15/42	950,000	792,582
3.88%, 2/15/43	400,000	355,500
2.88%, 5/15/43	650,000	497,199
3.88%, 5/15/43	550,000	487,738
4.75%, 11/15/43	2,000,000	1,982,188
3.63%, 2/15/44	490,000	415,734
4.50%, 2/15/44	500,000	479,375
3.38%, 5/15/44	250,000	203,770
4.63%, 5/15/44	2,750,000	2,675,664
4.13%, 8/15/44	2,140,000	1,944,558
2.50%, 2/15/45	500,000	348,516
4.75%, 2/15/45	900,000	886,781
5.00%, 5/15/45	1,250,000	1,271,191
2.88%, 8/15/45	900,000	665,930
2.25%, 8/15/46	275,000	178,170
3.00%, 2/15/47	400,000	297,094
3.00%, 2/15/48	500,000	366,953
3.13%, 5/15/48	295,000	220,996
3.00%, 8/15/48	545,000	397,935
3.38%, 11/15/48	765,000	597,298
3.00%, 2/15/49	510,000	370,547
2.88%, 5/15/49	530,000	374,934
2.25%, 8/15/49	690,000	425,967
2.38%, 11/15/49	350,000	221,539
2.00%, 2/15/50	855,000	493,896
1.25%, 5/15/50	408,000	192,366
1.38%, 8/15/50	730,000	352,852
1.63%, 11/15/50	1,100,000	567,789
1.88%, 2/15/51	2,000,000	1,100,625
2.38%, 5/15/51	850,000	528,262
Investments in Long Securities	Principal Amount	Value
2.00%, 8/15/51	$2,270,000	$1,281,663
1.88%, 11/15/51	1,890,000	1,029,016
2.25%, 2/15/52	2,325,000	1,390,459
3.00%, 8/15/52	768,900	543,817
3.63%, 2/15/53	600,000	480,375
3.63%, 5/15/53	900,000	719,789
4.13%, 8/15/53	725,000	635,225
4.75%, 11/15/53	730,000	709,811
4.25%, 2/15/54	850,000	760,816
4.63%, 5/15/54	2,000,000	1,905,938
4.25%, 8/15/54	580,000	519,100
4.50%, 11/15/54	750,000	700,371
4.63%, 2/15/55	900,000	858,234
4.75%, 5/15/55	1,250,000	1,216,406
4.75%, 8/15/55	1,000,000	973,359
Total U.S. Treasury Bonds		40,866,963
U.S. Treasury Notes – 20.6%
4.63%, 9/15/26	1,665,000	1,678,203
1.13%, 10/31/26	65,000	63,023
4.25%, 11/30/26	2,800,000	2,815,203
1.25%, 12/31/26	1,925,000	1,862,889
1.75%, 12/31/26	245,000	238,717
4.25%, 12/31/26	2,000,000	2,012,227
4.13%, 1/31/27	2,000,000	2,010,117
2.25%, 2/15/27	2,500,000	2,448,437
4.13%, 2/15/27	608,000	611,277
1.13%, 2/28/27	1,100,000	1,059,094
1.88%, 2/28/27	3,190,000	3,105,079
4.25%, 3/15/27	2,000,000	2,016,016
0.63%, 3/31/27(a)	1,640,000	1,563,862
2.50%, 3/31/27	1,230,000	1,207,682
3.88%, 3/31/27	1,005,000	1,007,728
4.50%, 4/15/27	2,000,000	2,025,078
0.50%, 4/30/27	1,300,000	1,234,289
2.75%, 4/30/27	2,660,000	2,620,671
3.75%, 4/30/27	1,000,000	1,001,152
2.38%, 5/15/27	2,240,000	2,192,794
4.50%, 5/15/27	360,000	364,845
0.50%, 5/31/27	1,135,000	1,075,146
2.63%, 5/31/27	2,315,000	2,274,623
3.88%, 5/31/27	3,000,000	3,010,371
0.50%, 6/30/27	1,615,000	1,526,143
3.25%, 6/30/27	1,295,000	1,286,072
4.38%, 7/15/27	3,000,000	3,039,141
0.38%, 7/31/27	1,245,000	1,170,932
2.75%, 7/31/27	2,500,000	2,459,180
3.88%, 7/31/27	3,500,000	3,514,902
2.25%, 8/15/27	2,595,000	2,527,895
3.75%, 8/15/27	2,000,000	2,004,414
0.50%, 8/31/27	1,666,700	1,567,577
3.13%, 8/31/27	2,000,000	1,981,250
See Notes to Financial Statements.

168    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
0.50%, 10/31/27	$3,000,000	$2,808,047
4.13%, 10/31/27	1,000,000	1,010,547
4.13%, 11/15/27	3,000,000	3,032,461
0.63%, 11/30/27	1,782,400	1,669,468
3.88%, 11/30/27	1,000,000	1,005,703
0.63%, 12/31/27	1,250,000	1,167,725
3.88%, 12/31/27	1,295,000	1,303,043
0.75%, 1/31/28	1,440,000	1,346,175
3.50%, 1/31/28	885,000	883,099
1.13%, 2/29/28	711,600	670,183
4.00%, 2/29/28	340,000	343,307
3.88%, 3/15/28	1,000,000	1,007,266
1.25%, 3/31/28	3,120,000	2,942,063
3.63%, 3/31/28	490,000	490,555
1.25%, 4/30/28	1,685,000	1,586,270
3.50%, 4/30/28	760,000	758,278
2.88%, 5/15/28	590,000	579,214
1.25%, 5/31/28	1,625,000	1,526,548
3.88%, 6/15/28	2,200,000	2,217,273
1.25%, 6/30/28	2,000,000	1,875,703
1.00%, 7/31/28	1,600,000	1,486,687
2.88%, 8/15/28	1,450,000	1,421,510
4.38%, 8/31/28	1,100,000	1,124,449
1.25%, 9/30/28	1,895,000	1,766,939
3.13%, 11/15/28	2,800,000	2,760,516
1.50%, 11/30/28	2,360,000	2,209,919
4.38%, 11/30/28	1,605,000	1,642,931
3.75%, 12/31/28	3,247,000	3,262,220
4.00%, 1/31/29	2,710,000	2,744,404
2.63%, 2/15/29	3,000,000	2,905,664
2.38%, 3/31/29	2,165,000	2,076,370
4.13%, 3/31/29	360,000	366,173
2.88%, 4/30/29	1,500,000	1,462,266
4.63%, 4/30/29	2,750,000	2,844,424
2.38%, 5/15/29	2,000,000	1,914,922
2.75%, 5/31/29	2,000,000	1,939,687
4.50%, 5/31/29	610,000	628,538
3.25%, 6/30/29	1,565,000	1,544,215
4.25%, 6/30/29	1,650,000	1,686,416
4.00%, 7/31/29	2,000,000	2,026,797
1.63%, 8/15/29	155,000	143,926
3.13%, 8/31/29	1,970,000	1,933,447
3.63%, 8/31/29(a)	3,500,000	3,499,180
3.88%, 9/30/29	2,000,000	2,018,125
4.13%, 10/31/29	1,310,000	1,334,000
1.75%, 11/15/29	1,000,000	928,398
4.13%, 11/30/29	1,010,000	1,028,701
3.88%, 12/31/29	1,000,000	1,008,867
4.38%, 12/31/29	1,500,000	1,542,832
3.50%, 1/31/30	850,000	844,389
4.25%, 1/31/30	1,500,000	1,535,625
Investments in Long Securities	Principal Amount	Value
1.50%, 2/15/30	$500,000	$456,270
4.00%, 2/28/30	2,000,000	2,028,437
4.00%, 2/28/30	2,925,000	2,835,422
3.63%, 3/31/30	1,500,000	1,496,895
4.00%, 3/31/30	1,005,000	1,018,937
3.88%, 4/30/30	2,750,000	2,773,740
0.63%, 5/15/30	2,600,000	2,260,273
3.75%, 6/30/30	1,500,000	1,504,160
3.88%, 6/30/30	3,000,000	3,025,195
0.63%, 8/15/30	3,000,000	2,585,625
0.88%, 11/15/30	1,565,000	1,357,026
1.13%, 2/15/31	695,000	607,202
1.38%, 11/15/31	750,000	648,223
4.13%, 11/30/31	500,000	507,578
1.88%, 2/15/32	250,000	221,543
4.00%, 4/30/32	750,000	754,512
2.88%, 5/15/32	250,000	234,883
4.13%, 5/31/32	235,000	238,029
Total U.S. Treasury Notes		166,985,444
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $209,043,809)		207,852,407
CORPORATE BONDS – 40.2%
Australia – 0.2%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/42	98,000	84,384
5.50%, 9/8/53(a)	150,000	148,193
Rio Tinto Finance USA Ltd. 2.75%, 11/2/51	100,000	60,730
Rio Tinto Finance USA PLC 4.13%, 8/21/42	300,000	254,370
Westpac Banking Corp.
6.82%, 11/17/33	250,000	277,770
3.13%, 11/18/41	198,000	146,498
Woodside Finance Ltd. 5.10%, 9/12/34	500,000	490,230
Total Australia		1,462,175
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	472,000	431,082
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/34(a)	750,000	766,942
4.95%, 1/15/42	500,000	470,597
5.55%, 1/23/49	200,000	196,644
5.80%, 1/23/59	250,000	252,147
Total Belgium		2,117,412
Brazil – 0.2%
Suzano Austria GmbH
6.00%, 1/15/29	235,000	242,154
5.00%, 1/15/30	242,000	242,065

See Notes to Financial Statements.

WisdomTree Trust    169

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Vale Overseas Ltd.
3.75%, 7/8/30	$198,000	$188,809
6.88%, 11/21/36	150,000	165,348
6.40%, 6/28/54	250,000	250,257
Vale SA 5.63%, 9/11/42	184,000	183,572
Total Brazil		1,272,205
Canada – 1.1%
Bank of Montreal 3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(d)	138,000	135,266
Bank of Nova Scotia 4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(d)	160,000	153,565
Barrick Gold Corp. 5.25%, 4/1/42	200,000	192,832
Barrick North America Finance LLC 5.75%, 5/1/43	93,000	94,471
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	25,000	26,072
Bell Canada
5.10%, 5/11/33(a)	250,000	252,720
4.46%, 4/1/48	350,000	283,974
Brookfield Finance, Inc. 5.97%, 3/4/54	300,000	300,781
Canadian National Railway Co. 4.45%, 1/20/49	150,000	128,561
Canadian Natural Resources Ltd. 4.95%, 6/1/47(a)	272,000	236,126
Canadian Pacific Railway Co.
7.13%, 10/15/31	214,000	243,453
4.80%, 9/15/35	304,000	298,516
4.30%, 5/15/43	125,000	106,167
3.50%, 5/1/50	63,000	44,665
4.20%, 11/15/69	215,000	161,047
6.13%, 9/15/15	135,000	136,768
Cenovus Energy, Inc.
5.25%, 6/15/37	121,000	115,771
3.75%, 2/15/52(a)	109,000	74,146
CI Financial Corp.
3.20%, 12/17/30	228,000	205,106
4.10%, 6/15/51	96,000	68,793
Emera U.S. Finance LP 4.75%, 6/15/46	173,000	144,409
Enbridge, Inc.
4.25%, 12/1/26	25,000	25,005
5.70%, 3/8/33	500,000	521,633
4.50%, 6/10/44	200,000	167,228
4.00%, 11/15/49	150,000	111,213
5.95%, 4/5/54	500,000	493,997
Investments in Long Securities	Principal Amount	Value
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	$157,000	$159,185
6.00%, 12/7/33	200,000	210,725
6.35%, 3/22/54	218,000	221,961
Manulife Financial Corp. 5.38%, 3/4/46	56,000	54,995
Nutrien Ltd.
4.00%, 12/15/26	86,000	85,801
4.13%, 3/15/35	39,000	35,726
5.88%, 12/1/36	95,000	99,164
5.25%, 1/15/45	394,000	366,028
5.80%, 3/27/53(a)	125,000	123,260
Rogers Communications, Inc.
3.80%, 3/15/32	400,000	375,412
4.50%, 3/15/42	500,000	428,140
4.55%, 3/15/52	234,000	188,747
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/34	265,000	263,274
Suncor Energy, Inc.
5.95%, 12/1/34	321,000	334,396
6.80%, 5/15/38	67,000	72,601
4.00%, 11/15/47	95,000	70,308
TELUS Corp. 3.70%, 9/15/27	130,000	128,773
TR Finance LLC 5.65%, 11/23/43	40,000	39,452
TransCanada PipeLines Ltd.
4.63%, 3/1/34	500,000	482,525
7.25%, 8/15/38	125,000	142,387
6.10%, 6/1/40	170,000	176,212
5.10%, 3/15/49	188,000	169,811
Total Canada		8,951,168
France – 0.1%
Orange SA
9.00%, 3/1/31	342,000	416,833
5.50%, 2/6/44	145,000	143,821
TotalEnergies Capital SA
5.15%, 4/5/34	250,000	257,826
5.49%, 4/5/54	250,000	238,230
Total France		1,056,710
Germany – 0.2%
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(d)	250,000	254,658
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	335,000	317,924
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(d)	200,000	187,387

See Notes to Financial Statements.

170    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
5.40%, 9/11/35, (5.403% fixed rate until 9/11/34; Secured Overnight Financing Rate + 2.05% thereafter)(a)(d)	$150,000	$151,037
Deutsche Telekom International Finance BV
8.75%, 6/15/30	346,000	409,467
9.25%, 6/1/32	103,000	129,035
Total Germany		1,449,508
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27	160,000	158,466
3.00%, 10/29/28	264,000	253,986
5.38%, 12/15/31	500,000	516,827
3.40%, 10/29/33	548,000	487,582
3.85%, 10/29/41	250,000	201,605
Smurfit Kappa Treasury ULC
5.44%, 4/3/34	500,000	513,908
Total Ireland		2,132,374
Japan – 0.4%
Mitsubishi UFJ Financial Group, Inc. 5.43%, 4/17/35, (5.426% fixed rate until 4/17/34; 1-year Constant Maturity Treasury Rate + 1.00% thereafter)(d)	500,000	516,308
Nomura Holdings, Inc.
3.10%, 1/16/30	464,000	438,134
6.09%, 7/12/33(a)	300,000	322,180
ORIX Corp. 3.70%, 7/18/27	40,000	39,651
Sumitomo Mitsui Financial Group, Inc.
5.45%, 1/15/32	250,000	261,998
5.63%, 1/15/35	500,000	524,923
6.18%, 7/13/43(a)	375,000	402,798
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	350,000	317,554
3.03%, 7/9/40	405,000	305,559
3.18%, 7/9/50	483,000	315,543
Total Japan		3,444,648
Luxembourg – 0.0%
ArcelorMittal SA
6.80%, 11/29/32(a)	166,000	183,843
6.75%, 3/1/41	171,000	182,491
Total Luxembourg		366,334
Mexico – 0.1%
America Movil SAB de CV
3.63%, 4/22/29	189,000	184,493
6.38%, 3/1/35	100,000	109,282
Grupo Televisa SAB 6.63%, 1/15/40	290,000	268,883
Investments in Long Securities	Principal Amount	Value
Southern Copper Corp.
6.75%, 4/16/40	$210,000	$232,446
5.25%, 11/8/42	39,000	36,612
5.88%, 4/23/45(a)	242,000	243,350
Total Mexico		1,075,066
Netherlands – 0.2%
ING Groep NV 5.55%, 3/19/35, (5.55% fixed rate until 3/19/34; Secured Overnight Financing Rate + 1.77% thereafter)(d)	500,000	515,157
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	140,000	144,767
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	297,000	296,689
2.65%, 2/15/32	210,000	185,101
5.00%, 1/15/33(a)	250,000	250,510
3.13%, 2/15/42	25,000	17,994
Total Netherlands		1,410,218
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.03%, 3/13/35, (6.033% fixed rate until 3/13/34; 1-year Constant Maturity Treasury Rate + 1.95% thereafter)(d)	200,000	210,009
Banco Santander SA
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(d)	200,000	181,671
6.92%, 8/8/33	400,000	440,557
Telefonica Emisiones SA
7.05%, 6/20/36	220,000	245,129
5.21%, 3/8/47	350,000	308,488
5.52%, 3/1/49	235,000	213,417
Telefonica Europe BV 8.25%, 9/15/30	236,000	273,006
Total Spain		1,872,277
Switzerland – 0.0%
UBS Group AG 4.88%, 5/15/45	290,000	264,449
United Kingdom – 1.4%
AstraZeneca PLC
6.45%, 9/15/37	451,000	509,007
4.38%, 8/17/48	100,000	85,995
Barclays PLC
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.054% thereafter)(d)	657,000	666,544
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(d)	275,000	287,539

See Notes to Financial Statements.

WisdomTree Trust    171

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
6.22%, 5/9/34, (6.224% fixed rate until 5/9/33; Secured Overnight Financing Rate + 2.98% thereafter)(d)	$400,000	$427,261
7.12%, 6/27/34, (7.119% fixed rate until 6/27/33; Secured Overnight Financing Rate + 3.57% thereafter)(a)(d)	400,000	442,315
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(d)	650,000	713,213
5.25%, 8/17/45(a)	105,500	98,747
BAT Capital Corp.
2.26%, 3/25/28	60,000	57,165
3.46%, 9/6/29	162,000	156,925
4.91%, 4/2/30	103,000	104,946
6.42%, 8/2/33	500,000	544,935
4.39%, 8/15/37	345,000	311,351
7.08%, 8/2/53	500,000	555,550
British Telecommunications PLC
5.13%, 12/4/28	133,000	136,345
9.63%, 12/15/30	296,000	364,587
Diageo Capital PLC 5.63%, 10/5/33(a)	250,000	264,801
HSBC Holdings PLC
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(d)	500,000	493,645
5.72%, 3/4/35, (5.719% fixed rate until 3/4/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)(d)	500,000	524,144
5.87%, 11/18/35, (5.874% fixed rate until 11/18/34; Secured Overnight Financing Rate + 1.90% thereafter)(d)	500,000	513,088
6.50%, 5/2/36	525,000	570,646
6.50%, 9/15/37	256,000	275,983
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(d)	250,000	268,586
5.25%, 3/14/44	200,000	188,948
Lloyds Banking Group PLC
3.37%, 12/14/46, (3.369% fixed rate until 12/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(d)	200,000	145,833
4.34%, 1/9/48	344,000	277,250
National Grid PLC 5.42%, 1/11/34	200,000	205,848
NatWest Group PLC 4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 1.754% thereafter)(d)	161,000	163,617
Reynolds American, Inc.
5.70%, 8/15/35	290,000	298,543
5.85%, 8/15/45	326,000	314,839
Investments in Long Securities	Principal Amount	Value
Santander U.K. Group Holdings PLC
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(d)	$400,000	$364,901
Vodafone Group PLC
5.00%, 5/30/38	250,000	243,419
5.63%, 2/10/53	400,000	377,575
5.75%, 6/28/54	150,000	143,404
5.88%, 6/28/64	250,000	240,646
Total United Kingdom		11,338,141
United States – 35.5%
3M Co.
3.88%, 6/15/44	250,000	198,649
3.63%, 10/15/47	111,000	82,064
AbbVie, Inc.
5.05%, 3/15/34	350,000	356,723
4.50%, 5/14/35	250,000	242,391
4.05%, 11/21/39	180,000	158,501
4.40%, 11/6/42	200,000	175,923
5.35%, 3/15/44	100,000	97,995
4.75%, 3/15/45	73,000	65,956
4.45%, 5/14/46	162,000	139,351
4.25%, 11/21/49	431,000	351,275
5.40%, 3/15/54	250,000	240,564
5.50%, 3/15/64	100,000	96,095
ACE Capital Trust II 9.70%, 4/1/30	100,000	120,592
AEP Texas, Inc.
3.95%, 6/1/28	120,000	119,141
5.40%, 6/1/33	290,000	296,376
3.45%, 5/15/51	265,000	176,277
AES Corp.
2.45%, 1/15/31	122,000	109,385
5.80%, 3/15/32	400,000	412,173
Aetna, Inc.
6.63%, 6/15/36	119,000	129,286
4.75%, 3/15/44	120,000	101,338
Agilent Technologies, Inc. 2.30%, 3/12/31	214,000	192,130
Agree LP 5.63%, 6/15/34	250,000	258,019
Air Lease Corp.
3.63%, 4/1/27	136,000	134,923
2.10%, 9/1/28	94,000	88,426
4.63%, 10/1/28	122,000	123,321
2.88%, 1/15/32	450,000	403,801
Air Products & Chemicals, Inc. 2.80%, 5/15/50	146,000	91,159
Alabama Power Co. 3.70%, 12/1/47, Series B	150,000	113,691
See Notes to Financial Statements.

172    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Albemarle Corp. 5.05%, 6/1/32	$250,000	$244,710
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	94,419
3.38%, 8/15/31	310,000	289,625
5.25%, 5/15/36	200,000	198,386
4.00%, 2/1/50	135,000	100,551
3.00%, 5/18/51	150,000	91,419
3.55%, 3/15/52	60,000	40,639
5.63%, 5/15/54	200,000	187,549
Allstate Corp.
5.25%, 3/30/33	200,000	206,041
4.20%, 12/15/46	250,000	204,104
Ally Financial, Inc.
2.20%, 11/2/28	85,000	79,346
8.00%, 11/1/31	250,000	285,247
Altria Group, Inc.
4.80%, 2/14/29	96,000	97,510
3.40%, 2/4/41	920,000	690,387
3.88%, 9/16/46	427,000	317,559
5.95%, 2/14/49	112,000	111,632
3.70%, 2/4/51	270,000	187,066
Amcor Flexibles North America, Inc. 2.69%, 5/25/31	501,000	453,849
Ameren Corp. 1.75%, 3/15/28	322,000	303,872
Ameren Illinois Co. 5.55%, 7/1/54	250,000	245,775
American Electric Power Co., Inc. 3.25%, 3/1/50	40,000	26,097
American Express Co. 4.05%, 12/3/42	147,000	124,563
American Homes 4 Rent LP 2.38%, 7/15/31	350,000	309,434
American International Group, Inc.
3.88%, 1/15/35	212,000	195,437
4.38%, 6/30/50	256,000	210,558
American National Group, Inc. 5.00%, 6/15/27	50,000	50,394
American Tower Corp.
3.80%, 8/15/29	239,000	234,176
2.90%, 1/15/30	277,000	260,514
2.30%, 9/15/31	250,000	220,211
3.10%, 6/15/50(a)	195,000	126,747
2.95%, 1/15/51(a)	226,000	141,621
American Water Capital Corp.
2.95%, 9/1/27	276,000	270,448
3.75%, 9/1/28	34,000	33,780
4.45%, 6/1/32	250,000	248,938
4.20%, 9/1/48	180,000	144,961
4.15%, 6/1/49	300,000	237,642
Investments in Long Securities	Principal Amount	Value
Amgen, Inc.
2.45%, 2/21/30	$424,000	$392,481
2.00%, 1/15/32	45,000	38,677
4.20%, 3/1/33	550,000	531,657
5.25%, 3/2/33	350,000	359,337
5.75%, 3/15/40	500,000	515,648
4.56%, 6/15/48	400,000	337,782
3.38%, 2/21/50	100,000	69,905
4.66%, 6/15/51	137,000	116,170
3.00%, 1/15/52	688,000	441,391
5.65%, 3/2/53	500,000	483,710
4.40%, 2/22/62	500,000	386,352
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	66,323
5.35%, 2/28/33	400,000	414,164
2.90%, 8/23/51	243,000	148,785
Aon North America, Inc.
5.45%, 3/1/34	350,000	361,502
5.75%, 3/1/54	200,000	195,334
APA Corp. 5.35%, 7/1/49(e)	142,000	113,053
Apollo Debt Solutions BDC 6.70%, 7/29/31	250,000	264,708
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	98,549
5.65%, 4/1/34	250,000	259,193
4.40%, 5/15/44	410,000	338,674
Applied Materials, Inc. 5.10%, 10/1/35(a)	300,000	308,512
AppLovin Corp. 5.50%, 12/1/34	300,000	306,185
Aptiv Swiss Holdings Ltd.
4.35%, 3/15/29	125,000	124,560
3.25%, 3/1/32	400,000	362,797
3.10%, 12/1/51	264,000	159,246
Arch Capital Group U.S., Inc. 5.14%, 11/1/43	120,000	111,721
Archer-Daniels-Midland Co.
4.50%, 8/15/33	350,000	345,951
4.02%, 4/16/43	95,000	78,877
Ares Capital Corp. 5.80%, 3/8/32	250,000	253,861
Ares Management Corp. 5.60%, 10/11/54	200,000	187,859
Ares Strategic Income Fund 6.35%, 8/15/29	65,000	67,291
Arizona Public Service Co. 4.50%, 4/1/42	250,000	215,568
Arrow Electronics, Inc. 3.88%, 1/12/28	62,000	61,218

See Notes to Financial Statements.

WisdomTree Trust    173

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Arthur J Gallagher & Co.
5.15%, 2/15/35	$500,000	$501,789
3.50%, 5/20/51	550,000	378,922
AT&T, Inc.
4.35%, 3/1/29	159,000	159,725
4.30%, 2/15/30	283,000	283,301
2.75%, 6/1/31	568,000	519,563
2.25%, 2/1/32	395,000	342,271
2.55%, 12/1/33	344,000	289,597
4.50%, 5/15/35	414,000	395,757
5.38%, 8/15/35	500,000	509,723
3.50%, 6/1/41	500,000	391,526
4.65%, 6/1/44	272,000	234,798
5.15%, 11/15/46	222,000	203,709
4.55%, 3/9/49	29,000	23,889
3.65%, 6/1/51	310,000	216,700
3.50%, 9/15/53	875,000	585,604
3.55%, 9/15/55	1,159,000	772,390
3.80%, 12/1/57	743,000	512,278
3.65%, 9/15/59	594,000	393,624
3.85%, 6/1/60	490,000	337,351
Athene Holding Ltd.
4.13%, 1/12/28	25,000	24,951
5.88%, 1/15/34(a)	206,000	213,579
3.95%, 5/25/51	76,000	53,589
6.25%, 4/1/54	200,000	197,367
Atmos Energy Corp. 5.50%, 6/15/41	500,000	505,187
Autodesk, Inc. 2.40%, 12/15/31	40,000	35,252
AutoNation, Inc. 5.89%, 3/15/35	400,000	409,343
AutoZone, Inc.
3.75%, 6/1/27	163,000	161,879
3.75%, 4/18/29	193,000	189,898
1.65%, 1/15/31	395,000	342,402
Avangrid, Inc. 3.80%, 6/1/29	115,000	113,102
AXIS Specialty Finance LLC 3.90%, 7/15/29	100,000	98,488
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/47	250,000	194,888
Baltimore Gas & Electric Co.
4.25%, 9/15/48	250,000	201,029
3.20%, 9/15/49	110,000	73,577
Bank of America Corp.
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(d)	500,000	453,734
2.97%, 2/4/33, (2.972% fixed rate until 2/4/32; Secured Overnight Financing Rate + 1.33% thereafter)(d)	500,000	451,854
Investments in Long Securities	Principal Amount	Value
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(d)	$1,000,000	$1,033,256
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(d)	500,000	504,507
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(d)	550,000	503,792
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	250,000	180,278
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(d)	250,000	192,565
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(d)	200,000	170,552
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(d)	250,000	205,948
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(d)	288,000	226,856
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(d)	150,000	93,383
BankUnited, Inc. 5.13%, 6/11/30	130,000	130,221
Baxalta, Inc. 5.25%, 6/23/45	14,000	13,134
Baxter International, Inc.
3.95%, 4/1/30	304,000	298,683
3.13%, 12/1/51	225,000	138,219
Becton Dickinson & Co.
4.87%, 2/8/29	130,000	132,642
1.96%, 2/11/31	109,000	95,888
5.11%, 2/8/34	500,000	506,464
4.69%, 12/15/44	43,000	37,622
4.67%, 6/6/47	123,000	106,141
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	400,000	431,645
Biogen, Inc.
2.25%, 5/1/30	72,000	65,555
3.15%, 5/1/50(a)	370,000	230,883
3.25%, 2/15/51	157,000	99,121
Black Hills Corp.
2.50%, 6/15/30	50,000	45,915
4.35%, 5/1/33	195,000	186,328
3.88%, 10/15/49	114,000	83,051
Blackstone Private Credit Fund
2.63%, 12/15/26	250,000	243,669
7.30%, 11/27/28	250,000	267,394

See Notes to Financial Statements.

174    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Block Financial LLC 3.88%, 8/15/30	$165,000	$158,512
Blue Owl Credit Income Corp.
3.13%, 9/23/26	112,000	109,814
7.75%, 1/15/29	250,000	267,827
Blue Owl Finance LLC 4.38%, 2/15/32	300,000	285,824
Blue Owl Technology Finance Corp. 2.50%, 1/15/27	250,000	241,511
Boardwalk Pipelines LP 3.40%, 2/15/31	380,000	354,219
Boeing Co.
5.15%, 5/1/30	373,000	382,577
3.60%, 5/1/34(a)	589,000	525,066
6.53%, 5/1/34	500,000	547,704
3.50%, 3/1/39	25,000	19,896
5.88%, 2/15/40	479,000	484,183
3.90%, 5/1/49	520,000	378,329
5.81%, 5/1/50	471,000	453,308
3.95%, 8/1/59	460,000	317,505
5.93%, 5/1/60	350,000	336,460
BorgWarner, Inc. 4.38%, 3/15/45	102,000	84,875
Boston Properties LP
4.50%, 12/1/28	136,000	136,086
2.45%, 10/1/33	350,000	284,510
5.75%, 1/15/35	173,000	175,541
Boston Scientific Corp. 6.50%, 11/15/35	215,000	239,759
BP Capital Markets America, Inc.
3.06%, 6/17/41	250,000	185,300
3.00%, 3/17/52	500,000	313,331
Brighthouse Financial, Inc. 5.63%, 5/15/30(a)	266,000	272,762
Bristol-Myers Squibb Co.
5.20%, 2/22/34	500,000	513,585
2.35%, 11/13/40	150,000	103,365
5.00%, 8/15/45	300,000	279,582
4.25%, 10/26/49	300,000	240,528
2.55%, 11/13/50	250,000	145,327
5.55%, 2/22/54	150,000	144,803
5.65%, 2/22/64	200,000	191,834
Brixmor Operating Partnership LP 4.05%, 7/1/30	231,000	226,478
Broadcom, Inc.
5.00%, 4/15/30	250,000	257,255
4.15%, 11/15/30	385,000	381,426
4.15%, 4/15/32(e)	750,000	726,842
2.60%, 2/15/33(e)	378,000	326,784
3.42%, 4/15/33(e)	550,000	501,274
3.47%, 4/15/34(e)	653,000	585,369
3.14%, 11/15/35(e)	750,000	634,610
Investments in Long Securities	Principal Amount	Value
3.50%, 2/15/41(e)	$594,000	$471,771
3.75%, 2/15/51(a)(e)	270,000	201,659
Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	125,000	118,314
Broadstone Net Lease LLC 2.60%, 9/15/31	150,000	129,708
Brown & Brown, Inc. 2.38%, 3/15/31	430,000	382,368
Brunswick Corp. 5.10%, 4/1/52	100,000	76,514
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	96,330
2.75%, 5/14/31	195,000	178,307
Burlington Northern Santa Fe LLC
5.75%, 5/1/40	250,000	261,604
4.55%, 9/1/44	117,000	103,248
3.90%, 8/1/46	260,000	206,029
4.05%, 6/15/48	100,000	80,248
4.15%, 12/15/48	145,000	118,037
5.20%, 4/15/54	150,000	139,953
Campbell Soup Co.
2.38%, 4/24/30	185,000	169,112
4.80%, 3/15/48	143,000	123,709
Capital One Financial Corp.
3.75%, 3/9/27	239,000	237,483
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(d)	450,000	468,558
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(d)	500,000	537,457
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(d)	425,000	448,186
Cardinal Health, Inc.
5.15%, 9/15/35	500,000	496,740
4.60%, 3/15/43	200,000	170,868
4.90%, 9/15/45	75,000	65,983
Carlisle Cos., Inc. 5.25%, 9/15/35	500,000	501,015
Carrier Global Corp.
2.70%, 2/15/31	305,000	280,669
5.90%, 3/15/34	500,000	533,606
Caterpillar, Inc.
3.80%, 8/15/42	250,000	206,164
3.25%, 9/19/49	200,000	140,155
CBRE Services, Inc. 5.95%, 8/15/34	200,000	212,164
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	160,000	154,251
3.57%, 12/1/31	310,000	288,829

See Notes to Financial Statements.

WisdomTree Trust    175

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Cencora, Inc.
2.70%, 3/15/31	$23,000	$21,048
5.15%, 2/15/35	500,000	504,214
Centene Corp.
4.63%, 12/15/29	300,000	289,145
3.00%, 10/15/30	400,000	353,752
2.50%, 3/1/31	355,000	302,847
CenterPoint Energy Houston Electric LLC 4.25%, 2/1/49, Series AC	250,000	203,289
CenterPoint Energy, Inc. 6.85%, 2/15/55, Series B, (6.85% fixed rate until 2/15/35; 5-year Constant Maturity Treasury Rate + 2.946% thereafter)(d)	215,000	225,989
CF Industries, Inc. 4.95%, 6/1/43	335,000	300,004
Charles Schwab Corp. 2.90%, 3/3/32(a)	500,000	453,229
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	194,000	174,760
4.40%, 4/1/33	500,000	470,579
6.55%, 6/1/34	500,000	530,469
6.38%, 10/23/35	129,000	134,527
5.38%, 4/1/38	275,000	257,749
6.48%, 10/23/45	222,000	215,966
5.38%, 5/1/47	564,000	480,580
4.80%, 3/1/50	257,000	199,209
3.70%, 4/1/51	339,000	218,579
3.90%, 6/1/52	140,000	92,854
5.25%, 4/1/53	221,000	180,824
6.70%, 12/1/55	250,000	247,560
4.40%, 12/1/61	458,000	311,876
3.95%, 6/30/62	336,000	208,533
5.50%, 4/1/63	100,000	82,162
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29	75,000	72,906
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	337,475
3.25%, 1/31/32	174,000	157,586
5.55%, 10/30/35(e)	250,000	252,595
Chubb INA Holdings LLC 4.35%, 11/3/45	500,000	429,179
Church & Dwight Co., Inc. 3.15%, 8/1/27	89,000	87,604
Cigna Group
3.40%, 3/1/27	130,000	128,639
4.38%, 10/15/28	123,000	123,674
5.00%, 5/15/29(a)	150,000	154,100
2.38%, 3/15/31	237,000	212,674
5.25%, 2/15/34(a)	300,000	306,095
4.80%, 8/15/38	131,000	123,054
4.80%, 7/15/46	141,000	122,692
Investments in Long Securities	Principal Amount	Value
3.88%, 10/15/47	$484,000	$363,097
4.90%, 12/15/48	110,000	95,647
3.40%, 3/15/50	358,000	240,512
Cisco Systems, Inc.
5.90%, 2/15/39	125,000	134,628
5.30%, 2/26/54	200,000	191,992
5.35%, 2/26/64	200,000	191,218
Citigroup, Inc.
6.63%, 6/15/32	500,000	551,609
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(d)	500,000	470,486
6.00%, 10/31/33	493,000	525,587
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(d)	500,000	516,299
5.33%, 3/27/36, (5.333% fixed rate until 3/27/35; Secured Overnight Financing Rate + 1.465% thereafter)(d)	500,000	505,515
6.13%, 8/25/36	220,000	231,211
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.430% thereafter)(d)	550,000	476,624
6.68%, 9/13/43	54,000	59,774
5.30%, 5/6/44	150,000	142,507
4.75%, 5/18/46	210,000	182,435
4.65%, 7/23/48	100,000	86,673
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(d)	165,000	160,799
Citizens Financial Group, Inc. 2.50%, 2/6/30	40,000	36,748
CMS Energy Corp.
3.45%, 8/15/27	137,000	135,183
6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(d)	250,000	255,269
CNA Financial Corp. 2.05%, 8/15/30	210,000	186,854
CNH Industrial NV 3.85%, 11/15/27	89,000	88,582
Coca-Cola Co.
2.88%, 5/5/41	100,000	75,489
3.00%, 3/5/51	400,000	265,131
5.20%, 1/14/55	250,000	236,677
2.75%, 6/1/60	100,000	58,787
Colgate-Palmolive Co. 3.70%, 8/1/47	150,000	116,832
Comcast Corp.
5.30%, 6/1/34(a)	750,000	772,312
4.20%, 8/15/34	250,000	237,302
3.75%, 4/1/40	300,000	249,427
4.70%, 10/15/48	500,000	427,065
See Notes to Financial Statements.

176    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
2.89%, 11/1/51	$250,000	$149,733
2.94%, 11/1/56	500,000	288,085
2.65%, 8/15/62	550,000	282,225
2.99%, 11/1/63	250,000	138,811
CommonSpirit Health
5.32%, 12/1/34	271,000	273,861
4.35%, 11/1/42	70,000	59,314
Commonwealth Edison Co. 5.30%, 2/1/53	500,000	469,157
Conagra Brands, Inc.
7.00%, 10/1/28	184,000	196,777
8.25%, 9/15/30(a)	250,000	289,304
Connecticut Light & Power Co. 4.30%, 4/15/44	200,000	170,565
ConocoPhillips Co.
5.05%, 9/15/33	500,000	511,075
4.88%, 10/1/47	40,000	35,663
5.55%, 3/15/54	250,000	237,627
4.03%, 3/15/62	180,000	129,427
Consolidated Edison Co. of New York, Inc.
5.13%, 3/15/35(a)	350,000	358,131
5.50%, 12/1/39, Series 09-C	250,000	252,440
4.45%, 3/15/44	15,000	12,953
4.13%, 5/15/49, Series A	250,000	196,864
5.70%, 5/15/54	250,000	248,058
Constellation Brands, Inc.
3.50%, 5/9/27	71,000	70,188
4.90%, 5/1/33(a)	500,000	499,512
4.50%, 5/9/47	160,000	132,519
Constellation Energy Generation LLC
6.13%, 1/15/34	500,000	542,782
5.75%, 10/1/41	100,000	100,813
Consumers Energy Co.
4.35%, 4/15/49	100,000	83,215
4.20%, 9/1/52	200,000	161,160
Continental Resources, Inc. 4.90%, 6/1/44	150,000	118,483
Corebridge Financial, Inc.
4.35%, 4/5/42	150,000	126,599
4.40%, 4/5/52	160,000	127,884
Corning, Inc. 5.45%, 11/15/79	270,000	245,344
Coterra Energy, Inc. 5.40%, 2/15/35	200,000	199,259
CRH America Finance, Inc. 5.40%, 5/21/34	500,000	514,230
Crown Castle, Inc.
4.00%, 3/1/27	48,000	47,790
3.65%, 9/1/27	116,000	114,605
4.30%, 2/15/29	118,000	117,452
3.10%, 11/15/29	70,000	66,416
2.25%, 1/15/31	390,000	345,645
Investments in Long Securities	Principal Amount	Value
4.75%, 5/15/47	$140,000	$121,217
5.20%, 2/15/49	137,000	122,494
4.15%, 7/1/50	100,000	76,507
CSX Corp.
5.20%, 11/15/33	250,000	258,813
3.80%, 11/1/46	140,000	108,530
4.50%, 3/15/49	218,000	184,245
3.80%, 4/15/50	144,000	108,206
4.65%, 3/1/68	210,000	171,185
CubeSmart LP
4.38%, 2/15/29	150,000	149,979
2.50%, 2/15/32	200,000	174,278
Cummins, Inc. 5.30%, 5/9/35	350,000	357,741
CVS Health Corp.
4.30%, 3/25/28	44,000	43,988
3.25%, 8/15/29	291,000	278,464
5.70%, 6/1/34	1,150,000	1,186,656
4.13%, 4/1/40	447,000	374,882
5.13%, 7/20/45	553,000	486,907
5.05%, 3/25/48	909,000	781,641
6.05%, 6/1/54	450,000	437,533
DCP Midstream Operating LP 5.60%, 4/1/44	45,000	42,175
Dell International LLC/EMC Corp.
6.10%, 7/15/27	193,000	199,322
5.30%, 10/1/29	25,000	25,887
8.10%, 7/15/36	418,000	506,736
3.38%, 12/15/41	250,000	186,833
3.45%, 12/15/51	52,000	35,530
Delta Air Lines, Inc. 3.75%, 10/28/29	25,000	24,256
Devon Energy Corp.
5.20%, 9/15/34(a)	450,000	441,277
5.00%, 6/15/45	250,000	210,244
DH Europe Finance II SARL 3.25%, 11/15/39	500,000	403,967
Diamondback Energy, Inc.
3.50%, 12/1/29	178,000	171,665
6.25%, 3/15/33	250,000	267,413
5.75%, 4/18/54	500,000	463,473
Dick’s Sporting Goods, Inc. 3.15%, 1/15/32(a)	250,000	227,306
Discover Financial Services 7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(d)	400,000	468,310
DOC DR LLC 3.95%, 1/15/28	25,000	24,876
Dollar General Corp.
3.88%, 4/15/27	73,000	72,615
5.45%, 7/5/33(a)	350,000	361,461
4.13%, 4/3/50	89,000	67,895

See Notes to Financial Statements.

WisdomTree Trust    177

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Dollar Tree, Inc. 2.65%, 12/1/31	$478,000	$426,559
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	78,174
3.38%, 4/1/30, Series C	380,000	364,806
4.35%, 8/15/32, Series A	99,000	96,049
5.25%, 8/1/33, Series F	45,000	45,591
7.00%, 6/15/38	65,000	74,036
4.70%, 12/1/44	137,000	117,692
4.60%, 3/15/49, Series A	47,000	38,616
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(d)	400,000	429,564
Dow Chemical Co.
7.38%, 11/1/29	48,000	53,231
4.25%, 10/1/34	145,000	132,408
9.40%, 5/15/39	27,000	34,924
5.25%, 11/15/41	417,000	377,199
6.90%, 5/15/53(a)	336,000	353,189
DTE Electric Co.
5.20%, 3/1/34	300,000	308,939
3.95%, 3/1/49	250,000	195,840
Duke Energy Carolinas LLC
5.30%, 2/15/40	200,000	200,599
3.70%, 12/1/47	360,000	270,308
5.40%, 1/15/54(a)	500,000	482,495
Duke Energy Corp.
3.40%, 6/15/29	172,000	167,056
2.45%, 6/1/30	260,000	239,157
2.55%, 6/15/31	238,000	214,299
5.45%, 6/15/34(a)	250,000	258,338
4.80%, 12/15/45	63,000	54,789
3.95%, 8/15/47	150,000	113,855
4.20%, 6/15/49	335,000	259,551
6.45%, 9/1/54, (6.45% fixed rate until 9/1/34; 5-year Constant Maturity Treasury Rate + 2.588% thereafter)(a)(d)	200,000	207,263
Duke Energy Ohio, Inc. 5.55%, 3/15/54	250,000	242,806
Duke Energy Progress LLC 4.20%, 8/15/45	150,000	124,252
Duke Energy Progress NC Storm Funding LLC 2.39%, 7/1/37, Series A-2	850,000	716,624
DuPont de Nemours, Inc. 5.42%, 11/15/48	327,000	329,222
Eastern Energy Gas Holdings LLC 5.80%, 1/15/35	250,000	260,705
Eastman Chemical Co.
4.50%, 12/1/28	72,000	72,385
4.80%, 9/1/42	90,000	78,037
eBay, Inc.
2.60%, 5/10/31(a)	131,000	119,090
4.00%, 7/15/42	140,000	114,975
Investments in Long Securities	Principal Amount	Value
Ecolab, Inc. 2.13%, 8/15/50	$400,000	$215,462
Electronic Arts, Inc. 1.85%, 2/15/31	175,000	153,792
Elevance Health, Inc.
3.65%, 12/1/27	42,000	41,643
4.75%, 2/15/30	200,000	203,415
4.75%, 2/15/33	250,000	249,071
5.20%, 2/15/35	500,000	503,946
4.65%, 1/15/43	500,000	436,057
4.65%, 8/15/44	276,000	238,371
3.13%, 5/15/50	312,000	199,686
3.60%, 3/15/51	219,000	151,960
5.13%, 2/15/53	200,000	176,717
Eli Lilly & Co.
3.95%, 3/15/49	100,000	79,149
4.88%, 2/27/53	40,000	36,127
5.05%, 8/14/54	250,000	231,766
5.10%, 2/9/64	300,000	273,617
Emerson Electric Co. 5.25%, 11/15/39	200,000	201,944
Energy Transfer LP
4.15%, 9/15/29	369,000	365,867
6.55%, 12/1/33	500,000	542,387
6.63%, 10/15/36	200,000	215,814
5.80%, 6/15/38, Series 20Y	385,000	388,665
7.50%, 7/1/38	60,000	69,029
4.95%, 1/15/43	204,000	177,012
5.30%, 4/1/44	500,000	448,672
5.35%, 5/15/45	240,000	215,338
5.30%, 4/15/47	72,000	63,552
5.40%, 10/1/47	160,000	142,661
6.25%, 4/15/49	105,000	103,084
5.00%, 5/15/50	218,000	181,233
5.95%, 5/15/54	400,000	375,515
Enstar Group Ltd. 4.95%, 6/1/29	171,000	172,530
Entergy Corp.
2.80%, 6/15/30	85,000	79,165
3.75%, 6/15/50	213,000	152,559
Entergy Louisiana LLC
3.10%, 6/15/41	250,000	185,785
4.20%, 4/1/50	200,000	158,838
5.70%, 3/15/54	300,000	293,473
Enterprise Products Operating LLC
5.35%, 1/31/33	342,000	354,872
4.85%, 8/15/42	200,000	181,957
4.90%, 5/15/46	200,000	179,520
3.70%, 1/31/51	360,000	258,348
4.95%, 10/15/54	238,000	206,827
EOG Resources, Inc. 5.65%, 12/1/54	150,000	145,338

See Notes to Financial Statements.

178    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
EPR Properties 4.75%, 12/15/26	$25,000	$25,037
Equinix, Inc.
1.80%, 7/15/27	53,000	50,789
3.20%, 11/18/29	256,000	244,717
3.90%, 4/15/32	185,000	176,195
3.00%, 7/15/50	213,000	134,044
Equitable Holdings, Inc.
4.35%, 4/20/28	144,000	144,452
5.00%, 4/20/48	139,000	124,255
Essential Properties LP 2.95%, 7/15/31	193,000	173,786
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	357,429
5.30%, 5/1/52	250,000	226,660
Essex Portfolio LP
4.00%, 3/1/29	50,000	49,542
3.00%, 1/15/30	85,000	80,379
1.65%, 1/15/31	256,000	219,878
Estee Lauder Cos., Inc. 3.13%, 12/1/49	250,000	160,612
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	281,000	191,478
3.13%, 10/15/52	127,000	78,706
Evergy Kansas Central, Inc. 4.10%, 4/1/43	150,000	123,076
Evergy, Inc. 2.90%, 9/15/29	124,000	117,467
Eversource Energy
3.30%, 1/15/28, Series M	78,000	76,489
5.95%, 2/1/29	80,000	83,959
1.65%, 8/15/30, Series R	325,000	285,326
5.95%, 7/15/34	250,000	262,670
Exelon Corp.
3.35%, 3/15/32	380,000	353,305
4.95%, 6/15/35	151,000	147,520
5.60%, 3/15/53	336,000	318,924
6.50%, 3/15/55, (6.50% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 1.975% thereafter)(d)	250,000	258,635
Expedia Group, Inc. 3.25%, 2/15/30	348,000	331,986
Extra Space Storage LP
2.55%, 6/1/31	334,000	299,681
5.40%, 2/1/34	250,000	254,909
Federal Realty OP LP
3.20%, 6/15/29	32,000	30,743
4.50%, 12/1/44	183,000	155,956
FedEx Corp.
4.90%, 1/15/34(e)	169,000	164,212
3.90%, 2/1/35(e)	250,000	226,077
3.25%, 5/15/41(e)	136,000	98,278
Investments in Long Securities	Principal Amount	Value
4.75%, 11/15/45(e)	$266,000	$223,305
4.55%, 4/1/46(e)	16,000	13,066
4.40%, 1/15/47(e)	123,000	97,172
4.05%, 2/15/48(e)	275,000	203,928
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	195,830
3.40%, 6/15/30	40,000	37,970
Fidelity National Information Services, Inc. 5.10%, 7/15/32(a)	435,000	444,491
Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(d)	210,000	212,676
8.25%, 3/1/38	300,000	367,893
FirstEnergy Corp. 3.40%, 3/1/50, Series C	285,000	191,428
Fiserv, Inc.
2.25%, 6/1/27	142,000	137,584
2.65%, 6/1/30	333,000	307,839
5.63%, 8/21/33	350,000	363,718
4.40%, 7/1/49	238,000	190,599
Flowers Foods, Inc. 3.50%, 10/1/26	13,000	12,858
FMC Corp.
3.20%, 10/1/26	101,000	99,707
6.38%, 5/18/53	150,000	144,354
Ford Motor Co.
7.45%, 7/16/31(a)	103,000	113,429
3.25%, 2/12/32	530,000	454,528
5.29%, 12/8/46	550,000	447,991
Ford Motor Credit Co. LLC
2.90%, 2/10/29	570,000	525,377
5.11%, 5/3/29	280,000	276,212
7.12%, 11/7/33	500,000	523,447
Fortune Brands Innovations, Inc. 4.50%, 3/25/52	150,000	119,581
Fox Corp.
3.50%, 4/8/30	120,000	116,061
5.58%, 1/25/49(a)	247,000	232,782
Freeport-McMoRan, Inc.
4.38%, 8/1/28	49,000	49,032
5.40%, 11/14/34(a)	90,000	91,850
5.45%, 3/15/43	150,000	141,842
FS KKR Capital Corp. 3.13%, 10/12/28	191,000	175,519
GATX Corp.
3.25%, 9/15/26	165,000	162,941
4.70%, 4/1/29	156,000	157,793
1.90%, 6/1/31	228,000	197,630
6.05%, 6/5/54	150,000	150,717
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	200,000	193,632

See Notes to Financial Statements.

WisdomTree Trust    179

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
GE HealthCare Technologies, Inc.
5.91%, 11/22/32	$200,000	$213,953
6.38%, 11/22/52	200,000	214,147
General Dynamics Corp. 4.25%, 4/1/50	50,000	41,606
General Electric Co. 6.75%, 3/15/32, Series A	113,000	128,018
General Mills, Inc.
4.20%, 4/17/28	107,000	107,184
2.25%, 10/14/31	410,000	360,528
5.25%, 1/30/35(a)	350,000	352,122
General Motors Co.
6.80%, 10/1/27	68,000	70,991
5.00%, 4/1/35	430,000	411,146
6.60%, 4/1/36	105,000	111,462
6.25%, 10/2/43	500,000	494,048
5.95%, 4/1/49	360,000	338,641
General Motors Financial Co., Inc.
5.60%, 6/18/31	510,000	526,549
3.10%, 1/12/32	500,000	445,082
Genuine Parts Co.
1.88%, 11/1/30	94,000	82,608
2.75%, 2/1/32	155,000	136,982
Georgia Power Co.
4.30%, 3/15/43	143,000	121,904
3.70%, 1/30/50, Series B	147,000	109,066
3.25%, 3/15/51, Series A	130,000	87,949
Gilead Sciences, Inc.
1.65%, 10/1/30	125,000	110,460
2.60%, 10/1/40	247,000	177,993
4.80%, 4/1/44	195,000	177,930
4.75%, 3/1/46	350,000	313,430
2.80%, 10/1/50	213,000	132,694
5.50%, 11/15/54	100,000	97,289
Global Payments, Inc.
4.95%, 8/15/27	128,000	129,511
3.20%, 8/15/29	183,000	173,779
5.40%, 8/15/32	218,000	222,075
4.15%, 8/15/49	81,000	59,860
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/30	305,000	294,995
Goldman Sachs Capital I 6.35%, 2/15/34	150,000	159,471
Goldman Sachs Group, Inc.
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(d)	800,000	814,739
5.54%, 1/28/36, (5.536% fixed rate until 1/28/35; Secured Overnight Financing Rate + 1.38% thereafter)(d)	350,000	361,150
6.75%, 10/1/37	539,000	598,604
Investments in Long Securities	Principal Amount	Value
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(d)	$500,000	$376,353
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(d)	500,000	383,328
5.15%, 5/22/45	347,000	316,480
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(d)	350,000	345,655
GXO Logistics, Inc. 2.65%, 7/15/31	100,000	88,683
Haleon U.S. Capital LLC 3.63%, 3/24/32	500,000	471,747
Halliburton Co.
4.85%, 11/15/35	208,000	202,113
6.70%, 9/15/38	56,000	61,655
7.45%, 9/15/39	173,000	203,161
4.75%, 8/1/43	157,000	136,461
5.00%, 11/15/45	181,000	159,926
Hanover Insurance Group, Inc. 2.50%, 9/1/30	73,000	65,925
Harley-Davidson, Inc. 4.63%, 7/28/45	108,000	85,932
Hartford Insurance Group, Inc.
4.30%, 4/15/43	143,000	121,307
4.40%, 3/15/48	80,000	67,345
3.60%, 8/19/49	99,000	72,173
Hasbro, Inc.
3.50%, 9/15/27	49,000	48,282
6.35%, 3/15/40	91,000	94,626
HCA, Inc.
4.13%, 6/15/29	51,000	50,526
2.38%, 7/15/31	190,000	167,566
3.63%, 3/15/32	250,000	232,442
5.50%, 6/1/33	350,000	360,285
5.45%, 9/15/34	250,000	253,189
5.13%, 6/15/39	117,000	110,403
5.50%, 6/15/47	132,000	122,091
5.25%, 6/15/49	198,000	174,847
3.50%, 7/15/51	248,000	163,089
4.63%, 3/15/52	200,000	159,233
5.95%, 9/15/54	500,000	479,778
6.10%, 4/1/64	150,000	144,883
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	131,724
2.00%, 3/15/31(a)	300,000	260,468
Healthpeak OP LLC 2.88%, 1/15/31	380,000	349,766
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	500,000	504,278
6.20%, 10/15/35	455,000	486,042
6.35%, 10/15/45	227,000	234,016
See Notes to Financial Statements.

180    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Highwoods Realty LP
4.20%, 4/15/29	$45,000	$44,089
3.05%, 2/15/30	105,000	96,996
Home Depot, Inc.
5.88%, 12/16/36	500,000	539,538
3.30%, 4/15/40	533,000	428,059
4.25%, 4/1/46	250,000	209,993
3.13%, 12/15/49	200,000	134,604
2.38%, 3/15/51	176,000	99,007
3.63%, 4/15/52	100,000	72,538
Honeywell International, Inc.
4.75%, 2/1/32	500,000	508,158
3.81%, 11/21/47	100,000	77,040
Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	544,000	511,796
Howard University 5.21%, 10/1/52, Series 22A	225,000	195,732
HP, Inc.
6.10%, 4/25/35	500,000	522,873
6.00%, 9/15/41(a)	195,000	198,139
Hubbell, Inc. 3.50%, 2/15/28	61,000	60,038
Humana, Inc.
2.15%, 2/3/32	100,000	84,849
5.95%, 3/15/34	750,000	785,346
4.95%, 10/1/44	57,000	49,716
4.80%, 3/15/47	95,000	79,194
5.50%, 3/15/53	110,000	98,843
5.75%, 4/15/54	150,000	139,510
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(d)	210,000	210,352
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(d)	176,000	150,036
Huntington Ingalls Industries, Inc. 4.20%, 5/1/30	242,000	238,923
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	100,000	95,900
5.30%, 2/5/54(a)	300,000	278,056
Indiana Michigan Power Co. 3.75%, 7/1/47, Series L	450,000	336,696
Ingersoll Rand, Inc. 5.45%, 6/15/34	500,000	517,378
Ingredion, Inc. 3.20%, 10/1/26	109,000	107,784
Intel Corp.
2.45%, 11/15/29	300,000	276,765
4.15%, 8/5/32	750,000	714,000
5.63%, 2/10/43	250,000	237,258
3.73%, 12/8/47	600,000	419,641
5.70%, 2/10/53	400,000	367,686
Investments in Long Securities	Principal Amount	Value
5.60%, 2/21/54	$800,000	$727,009
3.10%, 2/15/60	200,000	110,814
5.05%, 8/5/62	36,000	28,939
Intercontinental Exchange, Inc.
4.25%, 9/21/48	300,000	247,975
3.00%, 6/15/50	87,000	56,638
3.00%, 9/15/60	250,000	150,218
International Business Machines Corp.
5.00%, 2/10/32, Series(a)	500,000	512,833
4.25%, 5/15/49	250,000	200,091
International Flavors & Fragrances, Inc. 5.00%, 9/26/48(a)	83,000	71,566
International Paper Co.
4.80%, 6/15/44	300,000	264,040
4.40%, 8/15/47	20,000	16,315
4.35%, 8/15/48(a)	149,000	119,956
Interpublic Group of Cos., Inc. 5.40%, 10/1/48	120,000	109,586
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	124,985
3.70%, 9/15/46	50,000	36,824
3.50%, 9/30/49	175,000	122,970
3.10%, 11/30/51	198,000	126,644
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	156,000	134,279
4.88%, 2/1/35	300,000	293,643
Jabil, Inc. 3.95%, 1/12/28	93,000	92,248
Jackson Financial, Inc. 5.67%, 6/8/32	119,000	123,346
JBS USA Holding Lux Sarl/ JBS USA Food Co./JBS Lux Co. SARL 7.25%, 11/15/53	200,000	221,898
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 5/15/32(a)	419,000	371,399
6.75%, 3/15/34	335,000	367,619
6.50%, 12/1/52	270,000	275,737
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/35(e)	300,000	312,149
Jefferies Financial Group, Inc.
4.85%, 1/15/27	65,000	65,484
4.15%, 1/23/30	228,000	225,177
2.75%, 10/15/32	120,000	103,167
6.25%, 1/15/36	118,000	124,182
JetBlue Pass-Through Trust 2.75%, 5/15/32, Series 2019-1, Class AA	112,336	98,742
JM Smucker Co. 6.50%, 11/15/53	250,000	266,473
John Deere Capital Corp.
4.90%, 3/7/31	500,000	515,595
5.05%, 6/12/34	500,000	510,877

See Notes to Financial Statements.

WisdomTree Trust    181

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Johnson Controls International PLC
6.00%, 1/15/36	$112,000	$121,378
4.50%, 2/15/47	120,000	101,715
JPMorgan Chase & Co.
8.75%, 9/1/30	125,000	149,178
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(d)	610,000	552,161
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(d)	1,000,000	1,014,414
5.57%, 4/22/36, (5.572% fixed rate until 4/22/35; Secured Overnight Financing Rate + 1.68% thereafter)(d)	500,000	520,173
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(d)	250,000	255,267
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(d)	665,000	588,556
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; 3-month Secured Overnight Financing Rate + 1.46% thereafter)(d)	145,000	109,926
4.85%, 2/1/44	100,000	92,667
4.95%, 6/1/45	500,000	457,578
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(d)	300,000	236,154
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)(d)	250,000	173,189
Juniper Networks, Inc. 5.95%, 3/15/41	125,000	123,741
Kellanova 4.50%, 4/1/46	285,000	244,046
Kennametal, Inc. 4.63%, 6/15/28	76,000	76,589
Kentucky Utilities Co. 4.38%, 10/1/45	400,000	336,980
Kenvue, Inc. 5.05%, 3/22/53	250,000	228,375
Keurig Dr. Pepper, Inc.
5.30%, 3/15/34	500,000	505,005
4.50%, 4/15/52(a)	400,000	315,046
KeyBank NA 4.90%, 8/8/32	600,000	589,289
Kilroy Realty LP 4.25%, 8/15/29	50,000	48,912
Kimco Realty OP LLC
2.25%, 12/1/31	500,000	439,107
4.25%, 4/1/45	100,000	82,425
3.70%, 10/1/49	60,000	43,491
Investments in Long Securities	Principal Amount	Value
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	$229,000	$259,449
5.80%, 3/15/35	114,000	117,729
6.50%, 2/1/37	582,000	622,363
6.95%, 1/15/38	500,000	556,759
5.00%, 3/1/43	100,000	89,860
5.40%, 9/1/44	58,000	53,837
Kinder Morgan, Inc.
7.80%, 8/1/31	263,000	304,650
5.20%, 6/1/33	400,000	404,774
5.05%, 2/15/46	170,000	149,742
3.25%, 8/1/50	110,000	70,170
KLA Corp.
3.30%, 3/1/50	70,000	48,444
4.95%, 7/15/52	215,000	194,973
Kraft Heinz Foods Co.
4.25%, 3/1/31	335,000	329,590
5.20%, 7/15/45	266,000	236,749
4.38%, 6/1/46	468,000	372,644
5.50%, 6/1/50	271,000	245,917
Kroger Co.
1.70%, 1/15/31	38,000	33,091
5.00%, 9/15/34	500,000	498,459
5.40%, 7/15/40	165,000	162,707
5.00%, 4/15/42	66,000	60,869
5.15%, 8/1/43	200,000	185,411
4.65%, 1/15/48	189,000	159,564
5.65%, 9/15/64	250,000	234,790
Kyndryl Holdings, Inc. 4.10%, 10/15/41	115,000	90,881
L3Harris Technologies, Inc.
4.40%, 6/15/28	30,000	30,183
4.40%, 6/15/28	36,000	36,210
1.80%, 1/15/31	215,000	188,421
4.85%, 4/27/35	255,000	251,313
5.05%, 4/27/45	125,000	117,169
Laboratory Corp. of America Holdings
3.60%, 9/1/27	185,000	183,481
4.55%, 4/1/32	250,000	248,115
Las Vegas Sands Corp. 3.90%, 8/8/29	59,000	56,958
Lear Corp.
4.25%, 5/15/29	58,000	57,611
2.60%, 1/15/32	250,000	218,187
Leidos, Inc. 2.30%, 2/15/31	340,000	302,526
Lockheed Martin Corp.
4.70%, 5/15/46	200,000	178,572
5.20%, 2/15/64	550,000	500,169
Lowe’s Cos., Inc.
3.65%, 4/5/29	86,000	84,499
4.50%, 4/15/30	50,000	50,678

See Notes to Financial Statements.

182    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
1.70%, 10/15/30	$100,000	$87,988
3.75%, 4/1/32	685,000	650,717
5.00%, 4/15/40	116,000	110,690
2.80%, 9/15/41	110,000	77,282
3.00%, 10/15/50	396,000	245,614
3.50%, 4/1/51	310,000	211,106
5.75%, 7/1/53	394,000	383,396
5.85%, 4/1/63	250,000	242,628
LPL Holdings, Inc. 5.65%, 3/15/35	400,000	404,803
LYB International Finance BV 5.25%, 7/15/43	110,000	97,162
LYB International Finance III LLC
4.20%, 10/15/49	210,000	151,749
4.20%, 5/1/50	200,000	144,535
3.80%, 10/1/60	210,000	132,148
M&T Bank Corp. 6.08%, 3/13/32, (6.082% fixed rate until 3/13/31; Secured Overnight Financing Rate + 2.26% thereafter)(d)	350,000	372,240
Marathon Petroleum Corp.
5.15%, 3/1/30	250,000	257,268
5.70%, 3/1/35	250,000	255,579
4.75%, 9/15/44	51,000	42,987
4.50%, 4/1/48	30,000	23,445
Markel Group, Inc.
3.50%, 11/1/27	141,000	138,890
5.00%, 4/5/46	170,000	150,996
6.00%, 5/16/54	100,000	99,404
Marriott International, Inc.
4.90%, 4/15/29	35,000	35,703
4.63%, 6/15/30, Series FF	157,000	158,270
2.85%, 4/15/31, Series HH	221,000	202,874
3.50%, 10/15/32, Series GG	678,000	622,088
Marsh & McLennan Cos., Inc.
5.00%, 3/15/35	300,000	301,171
5.35%, 11/15/44	200,000	192,989
5.45%, 3/15/54	200,000	191,256
Martin Marietta Materials, Inc.
2.40%, 7/15/31	271,000	241,931
3.20%, 7/15/51	156,000	103,642
Marvell Technology, Inc. 2.95%, 4/15/31	278,000	255,448
Mastercard, Inc. 3.95%, 2/26/48	300,000	239,853
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	59,287
1.85%, 2/15/31	245,000	214,200
McDonald’s Corp.
2.13%, 3/1/30	163,000	149,352
4.95%, 8/14/33(a)	230,000	235,874
4.70%, 12/9/35	217,000	213,582
Investments in Long Securities	Principal Amount	Value
4.88%, 7/15/40	$40,000	$38,011
3.70%, 2/15/42	200,000	159,683
4.45%, 3/1/47	451,000	381,357
4.45%, 9/1/48	350,000	293,431
MDC Holdings, Inc. 3.97%, 8/6/61	274,000	178,931
Medtronic, Inc. 4.63%, 3/15/45	250,000	224,313
Merck & Co., Inc.
3.90%, 3/7/39	500,000	440,887
4.00%, 3/7/49	200,000	157,657
2.90%, 12/10/61	400,000	230,375
MetLife, Inc.
5.30%, 12/15/34(a)	250,000	257,547
10.75%, 8/1/39	152,000	203,844
5.25%, 1/15/54	250,000	234,526
6.35%, 3/15/55, Series G, (6.35% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 2.078% thereafter)(d)	500,000	521,857
Micron Technology, Inc.
5.33%, 2/6/29	87,000	89,450
5.30%, 1/15/31	500,000	516,051
3.37%, 11/1/41	200,000	149,759
MidAmerican Energy Co. 5.30%, 2/1/55	250,000	235,959
Molson Coors Beverage Co.
5.00%, 5/1/42	69,000	62,882
4.20%, 7/15/46	220,000	173,889
Mondelez International, Inc.
2.75%, 4/13/30	43,000	40,276
1.88%, 10/15/32(a)	325,000	274,825
2.63%, 9/4/50	100,000	58,744
Montefiore Obligated Group 4.29%, 9/1/50	75,000	50,267
Moody’s Corp.
4.25%, 8/8/32	320,000	315,062
5.00%, 8/5/34	250,000	253,510
Morgan Stanley
2.51%, 10/20/32, (2.511% fixed rate until 10/20/31; Secured Overnight Financing Rate + 1.20% thereafter)(d)	500,000	443,896
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(d)	500,000	516,082
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(d)	250,000	263,862
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(d)	1,000,000	1,039,663
3.97%, 7/22/38(d)	250,000	221,101
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(d)	500,000	519,674

See Notes to Financial Statements.

WisdomTree Trust    183

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
6.38%, 7/24/42	$250,000	$274,922
4.38%, 1/22/47	75,000	63,865
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(d)	200,000	197,450
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)(d)	200,000	123,402
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(d)	150,000	146,305
Mosaic Co.
4.05%, 11/15/27	133,000	132,386
5.63%, 11/15/43	98,000	94,365
Motorola Solutions, Inc.
4.60%, 5/23/29	103,000	104,133
2.75%, 5/24/31	231,000	210,627
MPLX LP
2.65%, 8/15/30	110,000	100,584
4.95%, 9/1/32	221,000	219,805
5.50%, 6/1/34	565,000	569,960
4.50%, 4/15/38	650,000	579,153
4.70%, 4/15/48	402,000	326,273
4.95%, 3/14/52	150,000	123,569
5.95%, 4/1/55	150,000	141,573
Mylan, Inc.
4.55%, 4/15/28	41,000	40,757
5.20%, 4/15/48	300,000	240,689
MyMichigan Health 3.41%, 6/1/50, Series 2020	196,000	134,827
Nasdaq, Inc.
1.65%, 1/15/31	190,000	166,279
2.50%, 12/21/40	160,000	111,394
3.95%, 3/7/52	75,000	56,140
6.10%, 6/28/63	150,000	154,104
National Health Investors, Inc. 3.00%, 2/1/31	50,000	44,639
Netflix, Inc. 5.40%, 8/15/54	200,000	195,224
Nevada Power Co. 5.90%, 5/1/53, Series GG	250,000	247,929
Newmont Corp.
2.60%, 7/15/32(a)	586,000	524,468
5.45%, 6/9/44	75,000	73,910
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	227,000	222,100
2.75%, 11/1/29	60,000	56,669
2.44%, 1/15/32	310,000	271,915
5.05%, 2/28/33	260,000	263,835
3.00%, 1/15/52	370,000	229,514
6.75%, 6/15/54, (6.75% fixed rate until 6/15/34; 5-year Constant Maturity Treasury Rate + 2.457% thereafter)(d)	350,000	369,918
Investments in Long Securities	Principal Amount	Value
NIKE, Inc. 3.38%, 3/27/50	$146,000	$102,764
NiSource, Inc.
3.60%, 5/1/30	585,000	567,554
5.25%, 2/15/43	25,000	23,531
4.80%, 2/15/44	81,000	71,933
5.65%, 2/1/45	52,000	50,836
4.38%, 5/15/47	131,000	108,223
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(d)	200,000	205,726
NNN REIT, Inc.
3.50%, 10/15/27	15,000	14,805
2.50%, 4/15/30	200,000	184,632
3.50%, 4/15/51	150,000	102,449
Norfolk Southern Corp.
2.55%, 11/1/29	93,000	87,570
3.95%, 10/1/42	112,000	91,941
3.94%, 11/1/47	163,000	128,060
4.10%, 5/15/49	113,000	89,163
2.90%, 8/25/51	130,000	81,461
3.70%, 3/15/53	710,000	513,425
3.16%, 5/15/55	25,000	15,936
4.10%, 5/15/21	195,000	134,677
Northern States Power Co. 3.60%, 9/15/47	100,000	74,675
Northrop Grumman Corp.
5.15%, 5/1/40	185,000	181,454
4.03%, 10/15/47	518,000	410,621
5.25%, 5/1/50	205,000	191,662
5.20%, 6/1/54	150,000	138,263
NOV, Inc. 3.95%, 12/1/42	180,000	136,546
NSTAR Electric Co. 4.55%, 6/1/52	150,000	124,960
Nucor Corp. 2.98%, 12/15/55	250,000	152,122
Oaktree Strategic Credit Fund 8.40%, 11/14/28	200,000	217,402
Occidental Petroleum Corp.
7.50%, 5/1/31	250,000	279,568
5.38%, 1/1/32	385,000	387,433
5.55%, 10/1/34	265,000	263,872
6.60%, 3/15/46	400,000	402,332
6.05%, 10/1/54(a)	200,000	186,570
Oglethorpe Power Corp.
5.95%, 11/1/39	160,000	166,325
4.50%, 4/1/47	250,000	206,149
5.25%, 9/1/50	80,000	72,049
Omega Healthcare Investors, Inc. 3.63%, 10/1/29(a)	127,000	121,590
Omnicom Group, Inc. 2.45%, 4/30/30	168,000	154,431
See Notes to Financial Statements.

184    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Oncor Electric Delivery Co. LLC
5.65%, 11/15/33	$350,000	$370,630
4.10%, 11/15/48	220,000	174,556
2.70%, 11/15/51	400,000	236,540
ONEOK, Inc.
3.40%, 9/1/29	269,000	258,708
3.25%, 6/1/30	152,000	143,794
6.05%, 9/1/33	150,000	157,819
5.05%, 11/1/34	403,000	393,258
5.40%, 10/15/35	500,000	495,605
5.15%, 10/15/43	147,000	130,843
4.25%, 9/15/46	123,000	93,911
4.95%, 7/13/47	325,000	276,395
4.20%, 10/3/47	201,000	151,962
4.45%, 9/1/49	100,000	78,035
7.15%, 1/15/51	100,000	107,525
5.70%, 11/1/54	250,000	228,139
Oracle Corp.
2.80%, 4/1/27	137,000	134,131
2.88%, 3/25/31	355,000	325,774
5.25%, 2/3/32	250,000	257,275
4.90%, 2/6/33	250,000	250,201
4.70%, 9/27/34	500,000	483,399
3.90%, 5/15/35	275,000	248,100
3.80%, 11/15/37	740,000	631,369
6.50%, 4/15/38	301,000	326,512
3.60%, 4/1/40	314,000	249,112
5.38%, 7/15/40	570,000	551,809
4.13%, 5/15/45	515,000	405,421
4.00%, 11/15/47	280,000	212,057
3.60%, 4/1/50(a)	233,000	159,472
3.95%, 3/25/51	285,000	205,842
5.55%, 2/6/53	500,000	459,261
4.38%, 5/15/55	183,000	139,367
6.00%, 8/3/55	350,000	341,968
3.85%, 4/1/60	251,000	168,234
4.10%, 3/25/61	470,000	329,840
O’Reilly Automotive, Inc.
4.20%, 4/1/30	225,000	224,482
1.75%, 3/15/31	40,000	34,770
Oshkosh Corp. 4.60%, 5/15/28	46,000	46,323
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	417,637
3.11%, 2/15/40	15,000	11,608
Ovintiv, Inc. 7.20%, 11/1/31	531,000	583,531
Owens Corning
7.00%, 12/1/36	182,000	207,563
4.30%, 7/15/47	74,000	60,124
4.40%, 1/30/48	175,000	143,191
Investments in Long Securities	Principal Amount	Value
Pacific Gas & Electric Co.
2.50%, 2/1/31	$505,000	$448,223
5.80%, 5/15/34	500,000	511,303
4.45%, 4/15/42	225,000	180,623
3.75%, 8/15/42	350,000	256,219
4.95%, 7/1/50	226,000	187,178
3.50%, 8/1/50	513,000	336,644
6.75%, 1/15/53	250,000	258,425
5.90%, 10/1/54	200,000	187,306
6.15%, 3/1/55	250,000	242,092
PacifiCorp
6.25%, 10/15/37	224,000	237,201
4.10%, 2/1/42	250,000	200,490
3.30%, 3/15/51	202,000	129,250
Packaging Corp. of America
3.00%, 12/15/29	132,000	125,962
4.05%, 12/15/49	26,000	19,830
Paramount Global
4.95%, 1/15/31	406,000	403,721
4.85%, 7/1/42	155,000	126,399
5.85%, 9/1/43	152,000	136,964
5.25%, 4/1/44	133,000	109,112
4.60%, 1/15/45	137,000	105,646
4.95%, 5/19/50	105,000	82,413
Parker-Hannifin Corp.
4.10%, 3/1/47	90,000	73,266
4.00%, 6/14/49	105,000	82,887
PartnerRe Finance B LLC 4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(d)	50,000	47,120
PayPal Holdings, Inc.
3.25%, 6/1/50(a)	238,000	162,092
5.25%, 6/1/62(a)	100,000	91,995
PECO Energy Co. 2.85%, 9/15/51	100,000	62,343
PepsiCo, Inc.
4.45%, 2/15/33	500,000	501,466
5.50%, 1/15/40	185,000	193,328
4.65%, 2/15/53	210,000	182,905
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/33	750,000	752,197
5.11%, 5/19/43	100,000	94,735
5.30%, 5/19/53	500,000	465,949
Pfizer, Inc.
7.20%, 3/15/39	500,000	592,981
4.13%, 12/15/46	200,000	162,731
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	1,050,000	1,075,071
5.54%, 7/15/47, Series A-3	670,000	667,881

See Notes to Financial Statements.

WisdomTree Trust    185

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	$497,000	$473,352
4.67%, 12/1/51, Series A-5	645,000	557,345
5.10%, 6/1/52, Series A-5	775,000	711,267
Philip Morris International, Inc.
5.25%, 2/13/34	250,000	255,590
4.25%, 11/10/44	400,000	337,138
Phillips 66
4.88%, 11/15/44	53,000	46,459
4.90%, 10/1/46	100,000	86,310
3.30%, 3/15/52	465,000	299,158
Phillips 66 Co.
5.25%, 6/15/31	500,000	518,666
4.68%, 2/15/45	200,000	168,080
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/46	250,000	181,996
Pilgrim’s Pride Corp. 6.88%, 5/15/34	300,000	328,977
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	171,000	171,201
3.55%, 12/15/29	245,000	236,267
6.65%, 1/15/37	272,000	295,035
4.90%, 2/15/45	250,000	212,448
PNC Financial Services Group, Inc. 5.68%, 1/22/35, (5.676% fixed rate until 1/22/34; Secured Overnight Financing Rate + 1.902% thereafter)(d)	500,000	521,870
Progress Energy, Inc. 7.75%, 3/1/31	253,000	292,971
Progressive Corp. 3.70%, 3/15/52	250,000	185,542
Prologis LP 5.00%, 1/31/35	300,000	301,719
Providence St. Joseph Health Obligated Group 3.93%, 10/1/48, Series A	270,000	205,438
Prudential Financial, Inc.
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(d)	43,000	42,451
4.35%, 2/25/50	290,000	238,275
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(d)	138,000	127,807
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(d)	300,000	318,032
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	100,000	81,187
5.25%, 4/1/53	300,000	273,945
Public Service Electric & Gas Co.
3.80%, 1/1/43	250,000	200,882
5.45%, 3/1/54	250,000	243,605
Investments in Long Securities	Principal Amount	Value
Public Storage Operating Co. 5.10%, 8/1/33	$250,000	$257,933
Puget Energy, Inc. 5.73%, 3/15/35	250,000	254,174
Puget Sound Energy, Inc. 4.22%, 6/15/48	250,000	201,837
PulteGroup, Inc. 6.00%, 2/15/35	190,000	200,543
QUALCOMM, Inc.
4.80%, 5/20/45	100,000	91,360
3.25%, 5/20/50	250,000	171,304
Quanta Services, Inc. 3.05%, 10/1/41	160,000	115,123
Quest Diagnostics, Inc. 2.80%, 6/30/31	250,000	228,990
Raymond James Financial, Inc. 3.75%, 4/1/51	250,000	183,343
Realty Income Corp. 4.65%, 3/15/47	135,000	117,511
Regal Rexnord Corp. 6.40%, 4/15/33	227,000	241,751
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	224,000	197,130
Regions Financial Corp. 5.50%, 9/6/35, (5.502% fixed rate until 9/6/34; Secured Overnight Financing Rate + 2.06% thereafter)(d)	300,000	304,767
Reinsurance Group of America, Inc. 6.00%, 9/15/33	323,000	341,866
Republic Services, Inc.
1.45%, 2/15/31	180,000	155,148
1.75%, 2/15/32(a)	303,000	258,415
2.38%, 3/15/33(a)	350,000	301,939
Revvity, Inc. 2.55%, 3/15/31	200,000	178,619
Roper Technologies, Inc.
1.40%, 9/15/27	50,000	47,379
2.00%, 6/30/30	185,000	166,144
5.10%, 9/15/35	250,000	249,542
Ross Stores, Inc. 1.88%, 4/15/31	210,000	182,671
Royalty Pharma PLC
2.20%, 9/2/30	290,000	259,744
3.30%, 9/2/40	46,000	34,842
3.55%, 9/2/50(a)	295,000	199,451
RPM International, Inc.
3.75%, 3/15/27	74,000	73,450
4.55%, 3/1/29	45,000	45,301
2.95%, 1/15/32	205,000	183,757
RTX Corp.
7.20%, 8/15/27	116,000	123,047
4.13%, 11/16/28	139,000	139,143

See Notes to Financial Statements.

186    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
1.90%, 9/1/31	$285,000	$246,855
2.38%, 3/15/32	320,000	280,388
5.15%, 2/27/33	250,000	256,844
5.40%, 5/1/35	284,000	294,139
4.45%, 11/16/38	182,000	168,604
4.50%, 6/1/42	299,000	263,928
4.15%, 5/15/45	129,000	105,885
3.75%, 11/1/46	20,000	15,255
4.35%, 4/15/47	252,000	209,964
4.05%, 5/4/47	130,000	103,589
4.63%, 11/16/48	90,000	77,445
2.82%, 9/1/51	60,000	36,599
3.03%, 3/15/52	295,000	186,943
6.40%, 3/15/54	150,000	162,432
Ryder System, Inc. 6.60%, 12/1/33	100,000	110,810
S&P Global, Inc. 3.25%, 12/1/49	240,000	167,168
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	60,000	60,349
4.50%, 5/15/30	212,000	212,689
Sabra Health Care LP 3.90%, 10/15/29	174,000	168,522
Salesforce, Inc.
2.70%, 7/15/41	300,000	215,713
2.90%, 7/15/51	165,000	104,661
San Diego Gas & Electric Co. 5.35%, 4/1/53	250,000	233,166
Santander Holdings USA, Inc.
4.40%, 7/13/27	262,000	262,574
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(d)	100,000	106,431
Sempra
3.40%, 2/1/28	156,000	152,963
3.80%, 2/1/38	400,000	337,370
6.00%, 10/15/39	203,000	208,050
Sherwin-Williams Co.
2.95%, 8/15/29	155,000	147,580
4.50%, 6/1/47	275,000	231,664
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	4,000	3,959
Simon Property Group LP 4.75%, 3/15/42	650,000	587,656
Skyworks Solutions, Inc. 3.00%, 6/1/31	160,000	144,256
Solventum Corp.
5.40%, 3/1/29	200,000	208,592
5.60%, 3/23/34(a)	300,000	311,294
6.00%, 5/15/64	200,000	201,608
Sonoco Products Co. 2.85%, 2/1/32	245,000	218,554
Investments in Long Securities	Principal Amount	Value
Southern California Edison Co.
6.65%, 4/1/29	$258,000	$271,335
4.88%, 3/1/49, Series B	413,000	345,662
5.75%, 4/15/54	250,000	233,230
Southern Co. 4.25%, 7/1/36	190,000	175,024
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	448,000	472,386
3.95%, 10/1/46	25,000	19,300
4.40%, 5/30/47	174,000	142,477
Southern Power Co.
5.15%, 9/15/41	195,000	184,549
5.25%, 7/15/43	235,000	222,130
4.95%, 12/15/46, Series F	60,000	52,868
Southwest Gas Corp. 4.15%, 6/1/49	150,000	116,177
Southwestern Electric Power Co.
3.85%, 2/1/48, Series L	50,000	36,457
3.25%, 11/1/51	450,000	290,591
Southwestern Public Service Co.
4.50%, 8/15/41	90,000	79,423
3.70%, 8/15/47	250,000	182,995
Spectra Energy Partners LP 5.95%, 9/25/43	100,000	99,515
Sprint Capital Corp. 8.75%, 3/15/32	222,000	269,468
Stanley Black & Decker, Inc. 4.85%, 11/15/48	210,000	178,235
Starbucks Corp.
4.00%, 11/15/28	33,000	32,950
3.55%, 8/15/29	89,000	87,369
4.80%, 2/15/33	428,000	431,643
4.30%, 6/15/45	100,000	81,888
4.45%, 8/15/49	247,000	201,757
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	127,607
3.25%, 1/15/31	100,000	94,127
5.25%, 5/15/35	300,000	303,546
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	239,000	217,320
Stryker Corp.
4.85%, 2/10/30	250,000	256,446
4.10%, 4/1/43	25,000	20,885
4.63%, 3/15/46	168,000	149,309
Sutter Health 5.55%, 8/15/53(a)	95,000	92,917
Synchrony Financial
3.95%, 12/1/27	110,000	108,558
5.15%, 3/19/29	150,000	151,921
Synopsys, Inc.
5.00%, 4/1/32	250,000	255,078
5.15%, 4/1/35	500,000	504,539
5.70%, 4/1/55	250,000	245,632

See Notes to Financial Statements.

WisdomTree Trust    187

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Sysco Corp.
3.25%, 7/15/27	$109,000	$107,528
5.95%, 4/1/30	433,000	460,556
5.38%, 9/21/35	172,000	175,168
6.60%, 4/1/50(a)	262,000	282,756
3.15%, 12/14/51	150,000	96,001
Tampa Electric Co. 4.10%, 6/15/42	287,000	240,738
Targa Resources Corp.
5.50%, 2/15/35	450,000	454,057
4.95%, 4/15/52	235,000	194,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/31	690,000	687,575
Target Corp.
7.00%, 1/15/38	250,000	292,963
4.80%, 1/15/53	150,000	131,999
TC PipeLines LP 3.90%, 5/25/27	97,000	96,435
TD SYNNEX Corp. 2.65%, 8/9/31	203,000	180,796
Teledyne FLIR LLC 2.50%, 8/1/30	135,000	123,501
Teledyne Technologies, Inc. 2.75%, 4/1/31	62,000	56,789
Texas Instruments, Inc.
5.15%, 2/8/54	300,000	281,519
5.05%, 5/18/63	150,000	134,913
Thermo Fisher Scientific, Inc. 2.80%, 10/15/41	300,000	216,538
Thomas Jefferson University 3.85%, 11/1/57	177,000	123,455
Time Warner Cable LLC
7.30%, 7/1/38	176,000	192,018
5.88%, 11/15/40	75,000	71,740
5.50%, 9/1/41	370,000	334,576
Timken Co. 4.50%, 12/15/28	206,000	207,693
T-Mobile USA, Inc.
3.88%, 4/15/30	783,000	767,164
2.25%, 11/15/31	500,000	437,823
5.05%, 7/15/33	400,000	404,368
5.15%, 4/15/34(a)	500,000	505,970
5.30%, 5/15/35(a)	150,000	151,513
4.38%, 4/15/40	125,000	111,084
3.00%, 2/15/41	436,000	318,788
4.50%, 4/15/50	180,000	147,131
3.30%, 2/15/51	298,000	195,874
3.40%, 10/15/52	263,000	174,203
6.00%, 6/15/54	500,000	503,173
5.80%, 9/15/62	282,000	273,768
Investments in Long Securities	Principal Amount	Value
Toll Brothers Finance Corp.
4.88%, 3/15/27	$45,000	$45,313
3.80%, 11/1/29	150,000	146,669
Toyota Motor Credit Corp. 4.80%, 1/5/34	500,000	504,279
Trane Technologies Financing Ltd.
3.80%, 3/21/29	166,000	164,437
4.50%, 3/21/49	150,000	126,588
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/43	50,000	51,494
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/48	229,000	193,152
Travelers Cos., Inc.
3.75%, 5/15/46	250,000	194,776
4.00%, 5/30/47	250,000	200,212
Trimble, Inc. 4.90%, 6/15/28	175,000	177,567
Truist Financial Corp.
5.15%, 8/5/32, (5.153% fixed rate until 8/5/31; Secured Overnight Financing Rate + 1.571% thereafter)(d)	250,000	257,372
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(d)	304,000	299,879
Tucson Electric Power Co. 5.20%, 9/15/34	250,000	252,728
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	70,077
4.88%, 8/15/34	126,000	124,256
5.10%, 9/28/48	289,000	259,553
U.S. Bancorp 4.84%, 2/1/34, (4.839% fixed rate until 2/1/33; Secured Overnight Financing Rate + 1.60% thereafter)(d)	350,000	348,158
Uber Technologies, Inc. 4.80%, 9/15/34	500,000	494,673
UDR, Inc.
2.95%, 9/1/26	86,000	84,862
3.20%, 1/15/30	158,000	151,231
Union Electric Co. 5.20%, 4/1/34	250,000	256,345
Union Pacific Corp.
2.80%, 2/14/32	300,000	272,466
3.35%, 8/15/46	100,000	71,893
3.25%, 2/5/50	250,000	170,299
2.95%, 3/10/52	125,000	78,593
3.84%, 3/20/60	200,000	142,799
4.10%, 9/15/67	107,000	78,401
3.80%, 4/6/71	160,000	108,330
United Airlines Pass-Through Trust
3.75%, 9/3/26, Series 2014-2, Class A	168,560	166,944
4.15%, 8/25/31, Series 2019-1, Class AA	29,820	28,851
See Notes to Financial Statements.

188    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
United Parcel Service, Inc.
3.75%, 11/15/47	$130,000	$98,353
4.25%, 3/15/49	200,000	162,060
5.05%, 3/3/53	135,000	121,551
5.50%, 5/22/54	250,000	239,984
UnitedHealth Group, Inc.
4.95%, 1/15/32	750,000	765,644
3.50%, 8/15/39	200,000	162,447
4.75%, 7/15/45	102,000	89,915
4.20%, 1/15/47	343,000	275,481
5.05%, 4/15/53	500,000	439,293
5.38%, 4/15/54	250,000	230,706
3.88%, 8/15/59	250,000	174,736
6.05%, 2/15/63	15,000	15,051
5.50%, 4/15/64	373,000	343,137
Universal Health Services, Inc. 2.65%, 1/15/32	310,000	266,994
University of Miami 4.06%, 4/1/52, Series 2022	195,000	153,896
Unum Group
5.75%, 8/15/42	122,000	119,168
4.50%, 12/15/49	225,000	177,569
Valero Energy Corp.
2.15%, 9/15/27	154,000	147,808
2.80%, 12/1/31	275,000	248,312
6.63%, 6/15/37	46,000	50,227
4.90%, 3/15/45	30,000	26,450
3.65%, 12/1/51	97,000	65,498
Valmont Industries, Inc. 5.00%, 10/1/44	205,000	187,145
Ventas Realty LP
4.00%, 3/1/28	65,000	64,674
2.50%, 9/1/31	170,000	151,576
5.63%, 7/1/34	250,000	258,947
Verisk Analytics, Inc.
5.25%, 3/15/35	250,000	252,254
5.50%, 6/15/45	75,000	72,467
Verizon Communications, Inc.
4.33%, 9/21/28	141,000	141,997
3.88%, 2/8/29	147,000	145,985
3.15%, 3/22/30	109,000	104,097
2.55%, 3/21/31	57,000	51,705
2.36%, 3/15/32	953,000	827,572
5.05%, 5/9/33	250,000	254,359
4.50%, 8/10/33	750,000	733,057
4.40%, 11/1/34	141,000	134,608
4.78%, 2/15/35	400,000	390,153
5.25%, 4/2/35	350,000	353,045
4.81%, 3/15/39	250,000	234,716
2.65%, 11/20/40	290,000	205,893
3.40%, 3/22/41	236,000	182,631
2.85%, 9/3/41	254,000	180,801
Investments in Long Securities	Principal Amount	Value
4.13%, 8/15/46	$230,000	$184,089
4.86%, 8/21/46	100,000	89,040
4.00%, 3/22/50	299,000	229,342
2.88%, 11/20/50	375,000	231,784
3.55%, 3/22/51	216,000	153,440
5.50%, 2/23/54(a)	200,000	191,865
2.99%, 10/30/56	763,000	454,466
3.70%, 3/22/61	383,000	262,220
Viatris, Inc.
3.85%, 6/22/40	71,000	53,170
4.00%, 6/22/50	290,000	191,335
VICI Properties LP
5.75%, 4/1/34	250,000	257,435
6.13%, 4/1/54(a)	250,000	243,301
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	500,000	532,174
5.70%, 8/15/53	450,000	442,785
Virginia Power Fuel Securitization LLC 4.88%, 5/1/31, Series A-2	785,000	802,025
VMware LLC
3.90%, 8/21/27	162,000	161,185
2.20%, 8/15/31	361,000	316,930
Vontier Corp. 2.95%, 4/1/31	110,000	100,222
Voya Financial, Inc. 4.80%, 6/15/46	52,000	45,293
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,940
4.50%, 6/15/47	80,000	67,762
4.70%, 3/1/48	255,000	221,204
5.70%, 12/1/54	100,000	99,032
Wachovia Corp. 5.50%, 8/1/35	189,000	192,885
Walt Disney Co.
6.65%, 11/15/37	250,000	286,983
3.50%, 5/13/40	250,000	206,756
5.40%, 10/1/43(a)	150,000	149,475
4.75%, 11/15/46	200,000	179,474
3.60%, 1/13/51	250,000	183,575
Waste Connections, Inc. 2.20%, 1/15/32	231,000	201,785
Waste Management, Inc.
4.95%, 3/15/35	250,000	251,443
2.95%, 6/1/41	150,000	111,284
WEC Energy Group, Inc. 1.38%, 10/15/27	85,000	80,500
Wells Fargo & Co.
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(d)	500,000	503,249
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(d)	500,000	519,584

See Notes to Financial Statements.

WisdomTree Trust    189

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
5.95%, 12/15/36	$132,000	$136,261
5.61%, 1/15/44	200,000	195,487
3.90%, 5/1/45	300,000	239,155
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(d)	502,000	454,237
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(d)	500,000	424,416
Wells Fargo Bank NA 6.60%, 1/15/38	500,000	560,225
Welltower OP LLC 2.80%, 6/1/31	180,000	165,351
Western Midstream Operating LP
4.05%, 2/1/30	250,000	243,048
5.45%, 11/15/34	250,000	246,967
5.25%, 2/1/50	220,000	184,334
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/28	149,000	150,963
Westlake Corp. 2.88%, 8/15/41	300,000	204,426
WestRock MWV LLC 8.20%, 1/15/30	36,000	41,487
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	79,171
7.38%, 3/15/32	327,000	373,124
3.38%, 3/9/33	76,000	68,535
Williams Cos., Inc.
4.90%, 3/15/29	100,000	101,946
2.60%, 3/15/31	130,000	117,579
5.15%, 3/15/34	650,000	651,960
6.30%, 4/15/40	305,000	323,776
5.75%, 6/24/44	143,000	140,636
5.10%, 9/15/45	206,000	186,145
5.80%, 11/15/54	150,000	145,081
Willis North America, Inc.
4.65%, 6/15/27	183,000	184,275
5.90%, 3/5/54	250,000	246,509
Wisconsin Electric Power Co. 4.30%, 10/15/48	200,000	165,687
Wisconsin Power & Light Co. 3.00%, 7/1/29	110,000	105,367
WP Carey, Inc. 5.38%, 6/30/34	250,000	253,512
WR Berkley Corp.
4.75%, 8/1/44	108,000	95,501
4.00%, 5/12/50	185,000	139,783
WRKCo, Inc. 3.00%, 6/15/33(a)	85,000	74,880
WW Grainger, Inc. 4.60%, 6/15/45	150,000	133,142
Investments in Long Securities	Principal Amount	Value
Xcel Energy, Inc.
1.75%, 3/15/27	$160,000	$154,326
3.40%, 6/1/30	90,000	86,241
2.35%, 11/15/31	85,000	74,744
5.50%, 3/15/34	250,000	255,851
6.50%, 7/1/36	130,000	141,475
Xylem, Inc. 1.95%, 1/30/28	95,000	90,753
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	153,000	155,539
Zoetis, Inc.
3.00%, 9/12/27	173,000	169,666
3.95%, 9/12/47	15,000	11,849
4.45%, 8/20/48	80,000	67,476
3.00%, 5/15/50	165,000	107,069
Total United States		286,603,805
TOTAL CORPORATE BONDS (Cost: $334,594,434)		324,816,490
FOREIGN GOVERNMENT AGENCIES – 0.1%
Japan – 0.1%
Japan Bank for International Cooperation 1.88%, 4/15/31	890,000	796,024
Japan International Cooperation Agency 2.13%, 10/20/26	300,000	293,535
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,177,195)		1,089,559
FOREIGN GOVERNMENT OBLIGATIONS – 2.8%
Canada – 0.0%
Province of Manitoba Canada 4.90%, 5/31/34	250,000	257,403
Chile – 0.2%
Chile Government International Bonds
2.45%, 1/31/31	300,000	271,574
4.95%, 1/5/36	530,000	525,773
3.10%, 5/7/41	367,000	275,396
4.00%, 1/31/52(a)	500,000	382,365
Total Chile		1,455,108
Hungary – 0.0%
Hungary Government International Bonds 7.63%, 3/29/41	173,000	200,196
Indonesia – 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	260,000	260,418
2.85%, 2/14/30	550,000	518,678
4.35%, 1/11/48	425,000	362,092
5.35%, 2/11/49(a)	200,000	196,194
4.20%, 10/15/50	220,000	178,850
5.45%, 9/20/52	600,000	583,298
4.45%, 4/15/70	387,000	309,989
Total Indonesia		2,409,519

See Notes to Financial Statements.

190    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Israel – 0.1%
Israel Government International Bonds 5.75%, 3/12/54(a)	$550,000	$508,798
State of Israel 2.50%, 1/15/30	250,000	228,654
Total Israel		737,452
Italy – 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	550,000	524,355
4.00%, 10/17/49	350,000	253,609
Total Italy		777,964
Mexico – 0.8%
Mexico Government International Bonds
2.66%, 5/24/31	1,163,000	1,024,969
4.75%, 4/27/32	430,000	415,054
6.35%, 2/9/35(a)	350,000	362,317
6.00%, 5/7/36(a)	550,000	552,261
6.88%, 5/13/37	1,000,000	1,053,253
6.05%, 1/11/40	102,000	98,796
4.28%, 8/14/41	425,000	332,832
4.75%, 3/8/44	504,000	403,007
5.55%, 1/21/45	425,000	380,249
4.60%, 1/23/46	600,000	461,255
4.50%, 1/31/50(a)	303,000	224,003
4.40%, 2/12/52	440,000	312,698
6.40%, 5/7/54	415,000	385,763
3.77%, 5/24/61	795,000	475,868
Total Mexico		6,482,325
Panama – 0.3%
Panama Government International Bonds
8.88%, 9/30/27	280,000	303,685
3.30%, 1/19/33(a)	800,000	675,800
6.70%, 1/26/36	235,000	241,308
4.50%, 4/16/50	300,000	213,282
4.30%, 4/29/53	295,000	203,091
4.50%, 4/1/56	525,000	362,448
3.87%, 7/23/60	300,000	181,667
4.50%, 1/19/63	240,000	164,264
Total Panama		2,345,545
Peru – 0.3%
Peru Government International Bonds
8.75%, 11/21/33	346,000	430,660
3.00%, 1/15/34	346,000	297,258
6.55%, 3/14/37	205,000	225,661
3.30%, 3/11/41	550,000	416,788
5.63%, 11/18/50(a)	120,000	115,017
5.88%, 8/8/54	415,000	404,394
3.60%, 1/15/72	313,000	191,147
3.23%, 7/28/21	160,000	85,668
Total Peru		2,166,593
Investments in Long Securities	Principal Amount	Value
Philippines – 0.4%
Philippine Government International Bonds 5.25%, 5/14/34	$250,000	$258,137
Philippines Government International Bonds
3.00%, 2/1/28	1,170,000	1,138,011
9.50%, 2/2/30	180,000	217,425
6.38%, 1/15/32	160,000	176,394
3.70%, 3/1/41	200,000	166,733
3.70%, 2/2/42	455,000	372,387
2.65%, 12/10/45	350,000	230,742
3.20%, 7/6/46	850,000	608,675
Total Philippines		3,168,504
Poland – 0.1%
Republic of Poland Government International Bonds
5.13%, 9/18/34	465,000	469,319
5.50%, 4/4/53	250,000	234,592
Total Poland		703,911
Uruguay – 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	357,231
7.63%, 3/21/36	260,000	312,407
4.13%, 11/20/45(a)	159,000	136,604
5.10%, 6/18/50	415,000	383,751
4.98%, 4/20/55	475,000	421,774
Total Uruguay		1,611,767
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $24,139,165)		22,316,287
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.5%
United States – 6.5%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	445,949
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	440,576
5.72%, 6/15/57, Series 2024-BNK47, Class A5	400,000	425,435
3.25%, 7/15/60, Series 2017-BNK6, Class A4	918,759	902,316
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,295,135	1,223,444
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	746,908
2.13%, 9/15/64, Series 2021-BNK36, Class A2	750,000	723,960
BANK5
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	344,670
5.61%, 8/15/57, Series 2024-5YR9, Class A3	600,000	626,610
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5*(d)	520,000	488,137
4.60%, 6/15/55, Series 2022-C16, Class A5*(d)	500,000	494,000
5.83%, 5/15/57, Series 2024-C26, Class A5	500,000	535,718
6.01%, 7/15/57, Series 2024-5C27, Class A3	400,000	422,311
5.63%, 9/15/57, Series 2024-5C29, Class AS	400,000	411,293
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	289,558	282,433
2.48%, 2/15/53, Series 2020-B16, Class A4	400,000	374,148
4.51%, 5/15/53, Series 2018-B7, Class A4*(d)	625,000	626,964

See Notes to Financial Statements.

WisdomTree Trust    191

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
1.98%, 8/15/54, Series 2021-B28, Class ASB	$250,000	$232,560
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	357,545
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	323,430
3.79%, 4/15/55, Series 2022-B34, Class A5*(d)	250,000	232,861
6.54%, 5/15/55, Series 2023-V2, Class AS*(d)	500,000	520,997
5.52%, 4/15/56, Series 2023-B38, Class A4	354,000	371,522
6.42%, 1/10/57, Series 2024-V5, Class AM*(d)	325,000	340,631
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	976,315
BMO Mortgage Trust
4.97%, 7/15/54, Series 2022-C2, Class A5*(d)	500,000	507,578
5.96%, 9/15/56, Series 2023-C6, Class A5*(d)	500,000	537,803
5.86%, 2/15/57, Series 2024-5C5, Class A3	240,000	251,797
5.60%, 3/15/57, Series 2024-C8, Class A5*(d)	500,000	526,224
5.69%, 2/15/58, Series 2025-C11, Class A5	500,000	527,581
CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	514,275
Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	605,403
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	489,864
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	458,757
2.69%, 8/10/56, Series 2019-GC41, Class A2	116,426	114,188
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	235,658
COMM Mortgage Trust 2.87%, 8/15/57, Series 2019-GC44, Class ASB	418,738	406,948
CSAIL Commercial Mortgage Trust 4.22%, 8/15/51, Series 2018-CX12, Class A4*(d)	779,577	775,932
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.43%, 1/25/27, Series K063, Class A2*(d)	350,000	346,968
3.19%, 7/25/27, Series K067, Class A2	200,000	197,189
3.19%, 9/25/27, Series K069, Class A2*(d)	611,237	602,312
1.20%, 12/25/27, Series K741, Class AM	275,000	258,138
1.60%, 12/25/27, Series K741, Class A2	500,000	475,313
3.35%, 1/25/28, Series K073, Class A2	750,000	740,586
4.82%, 6/25/28, Series K505, Class A2	600,000	611,890
3.93%, 7/25/28, Series K080, Class A2*(d)	400,000	400,069
4.86%, 10/25/28, Series K511, Class A2	750,000	767,960
5.36%, 1/25/29, Series K517, Class A2*(d)	1,000,000	1,039,525
2.12%, 3/25/29, Series K749, Class A2*(d)	350,000	330,256
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,920,883
3.00%, 9/25/29, Series K750, Class A2	260,000	251,346
1.23%, 10/25/29, Series K107, Class A1	270,650	257,290
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,847,534
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,326,981
1.55%, 10/25/30, Series K121, Class A2	500,000	442,207
1.66%, 12/25/30, Series K124, Class A2	340,000	301,186
3.90%, 12/25/30, Series K158, Class A2*(d)	1,500,000	1,486,628
2.11%, 1/25/31, Series K127, Class A2	1,000,000	905,115
2.13%, 11/25/31, Series K136, Class A2	1,000,000	888,786
2.58%, 5/25/32, Series K145, Class A2	700,000	632,832
2.92%, 6/25/32, Series K146, Class A2	500,000	461,157
Investments in Long Securities	Principal Amount	Value
3.46%, 11/25/32, Series K154, Class A3*(d)	$600,000	$570,243
4.50%, 7/25/33, Series K159, Class A2*(d)	1,000,000	1,008,144
4.90%, 10/25/33, Series K-161, Class A2*(d)	300,000	309,994
5.15%, 12/25/33, Series K-162, Class A2*(d)	600,000	630,020
5.00%, 5/25/34, Series K-164, Class A2	400,000	415,267
4.49%, 9/25/34, Series K-165, Class A2	450,000	450,256
4.13%, 10/25/34, Series K-168, Class A1	195,106	194,720
4.58%, 10/25/34, Series K-166, Class A2*(d)	500,000	502,853
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,390,951	1,363,330
2.89%, 6/25/29, Series 2019-M12, Class A2*(d)	322,899	311,481
2.44%, 10/25/29, Series 2020-M1, Class A2	1,400,000	1,319,919
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	132,178
1.52%, 11/25/30, Series 2021-M1G, Class A2*(d)	500,000	438,458
1.29%, 1/25/31, Series 2021-M3G, Class A2*(d)	260,000	225,475
3.61%, 2/25/31, Series 2019-M4, Class A2	866,657	843,837
1.76%, 11/25/31, Series 2022-M3, Class A2*(d)	400,000	344,968
1.99%, 1/25/32, Series 2022-M10, Class A2*(d)	1,000,000	875,168
4.65%, 4/25/33, Series 2023-M1S, Class A2*(d)	100,000	100,713
2.94%, 7/25/39, Series 2016-M11, Class AL	118,962	110,333
GS Mortgage Securities Trust
3.99%, 3/10/51, Series 2018-GS9, Class A4*(d)	750,000	745,315
2.90%, 2/13/53, Series 2020-GC45, Class A2	249,082	241,142
JP Morgan Chase Commercial Mortgage Securities Trust 3.65%, 12/15/49, Series 2016-JP4, Class A4*(d)	132,000	130,324
Morgan Stanley Capital I Trust
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	493,937
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	994,166
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	403,856
UBS Commercial Mortgage Trust 3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	986,304
Wells Fargo Commercial Mortgage Trust
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	842,886
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	487,955
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	321,040
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	704,220
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	142,616
2.34%, 4/15/54, Series 2021-C59, Class A4	400,000	360,080
4.00%, 4/15/55, Series 2022-C62, Class A4*(d)	100,000	96,466
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $52,005,993)		52,412,556
MUNICIPAL BONDS – 0.2%
United States – 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series A	469,275	522,012
Municipal Electric Authority of Georgia 6.64%, 4/1/57, Series A	248,000	264,757
New Jersey Turnpike Authority 7.41%, 1/1/40, Series F	500,000	601,052
See Notes to Financial Statements.

192    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	$90,000	$87,129
State of Illinois 6.63%, 2/1/35, Series 1	76,923	81,186
University of California 4.86%, 5/15/12, Series AD	56,000	46,503
TOTAL MUNICIPAL BONDS (Cost: $1,677,167)		1,602,639
ASSET-BACKED SECURITIES – 4.7%
United States – 4.7%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	1,000,000	1,020,180
4.28%, 4/15/30, Series 2025-2, Class A	100,000	101,035
4.80%, 5/15/30, Series 2023-2, Class A	900,000	921,252
5.24%, 4/15/31, Series 2024-2, Class A	540,000	563,658
4.51%, 4/15/32, Series 2025-3, Class A	1,200,000	1,224,591
AmeriCredit Automobile Receivables Trust 5.84%, 7/18/29, Series 2023-2, Class B	500,000	509,851
BA Credit Card Trust
4.98%, 11/15/28, Series 2023-A2, Class A2	600,000	606,728
4.31%, 5/15/30, Series 2025-A1, Class A	1,000,000	1,011,584
Bridgecrest Lending Auto Securitization Trust 5.83%, 5/15/30, Series 2024-3, Class D	500,000	511,702
Capital One Multi-Asset Execution Trust
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	687,058
1.39%, 7/15/30, Series 2021-A2, Class A2	1,000,000	932,925
Capital One Prime Auto Receivables Trust 4.76%, 8/15/28, Series 2023-1, Class A4	550,000	554,068
Carmax Auto Owner Trust 4.48%, 3/15/30, Series 2025-2, Class A3	250,000	252,504
CarMax Auto Owner Trust
4.92%, 10/16/28, Series 2024-1, Class A3	250,000	251,657
5.50%, 1/16/29, Series 2024-2, Class A3	800,000	810,677
4.95%, 8/15/30, Series 2025-1, Class A4	258,000	264,794
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	275,000	278,127
4.62%, 1/16/29, Series 2024-A1, Class A	1,000,000	1,008,186
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	310,422
4.72%, 1/15/31, Series 2024-A2, Class A	700,000	716,252
CNH Equipment Trust 4.36%, 8/15/30, Series 2025-A, Class A3	900,000	909,137
Ford Credit Auto Lease Trust 4.78%, 2/15/29, Series 2025-A, Class A4	300,000	303,916
Ford Credit Auto Owner Trust
5.30%, 3/15/28, Series 2022-D, Class A4	550,000	555,740
4.07%, 7/15/29, Series 2024-C, Class A3	750,000	751,024
5.01%, 9/15/29, Series 2024-A, Class A4	500,000	511,117
4.11%, 7/15/30, Series 2024-C, Class A4	500,000	502,063
Ford Credit Floorplan Master Owner Trust A 4.06%, 11/15/30, Series 2018-4, Class A	900,000	900,085
Investments in Long Securities	Principal Amount	Value
GM Financial Automobile Leasing Trust 4.21%, 10/20/27, Series 2024-3, Class A3	$600,000	$600,429
GM Financial Consumer Automobile Receivables Trust 5.03%, 9/18/28, Series 2023-1, Class B	200,000	201,746
Harley-Davidson Motorcycle Trust 5.29%, 12/15/31, Series 2024-A, Class A4	500,000	512,528
Honda Auto Receivables Owner Trust
4.57%, 3/21/29, Series 2024-3, Class A3	1,380,000	1,389,832
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,023,183
Hyundai Auto Receivables Trust
4.99%, 2/15/29, Series 2024-A, Class A3	1,000,000	1,009,579
5.04%, 9/16/30, Series 2024-B, Class B	1,000,000	1,019,682
John Deere Owner Trust 4.96%, 11/15/28, Series 2024-A, Class A3	100,000	100,951
Mercedes-Benz Auto Lease Trust 4.69%, 2/18/31, Series 2025-A, Class A4	1,000,000	1,016,317
Mercedes-Benz Auto Receivables Trust 4.78%, 12/17/29, Series 2025-1, Class A3	1,000,000	1,014,947
Nissan Auto Receivables Owner Trust
5.28%, 12/15/28, Series 2024-A, Class A3	500,000	505,420
5.18%, 4/15/31, Series 2024-A, Class A4	500,000	509,970
Santander Drive Auto Receivables Trust
5.77%, 12/15/28, Series 2023-4, Class B	292,000	295,453
4.67%, 8/15/29, Series 2025-2, Class A3	2,000,000	2,014,505
Synchrony Card Funding LLC
5.04%, 3/15/30, Series 2024-A1, Class A	1,000,000	1,013,814
4.93%, 7/15/30, Series 2024-A2, Class A	200,000	203,273
4.49%, 5/15/31, Series 2025-A2, Class A	500,000	506,397
Toyota Auto Receivables Owner Trust
3.77%, 2/15/28, Series 2022-C, Class A4	274,000	272,887
5.54%, 8/15/28, Series 2023-D, Class A3	395,000	399,643
4.83%, 11/15/29, Series 2024-C, Class A4	1,240,000	1,264,703
Verizon Master Trust
4.49%, 1/22/29, Series 2023-1, Class A	925,000	925,791
4.17%, 8/20/30, Series 2024-6, Class A1A	1,750,000	1,757,746
4.71%, 1/21/31, Series 2025-1, Class A	750,000	763,441
Volkswagen Auto Loan Enhanced Trust
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	257,593
4.61%, 7/21/31, Series 2025-1, Class A4	500,000	508,737
WF Card Issuance Trust 4.94%, 2/15/29, Series 2024-A1, Class A	1,000,000	1,013,690
World Financial Network Credit Card Master Note Trust 4.62%, 5/15/31, Series 2024-B, Class A	250,000	252,285
World Omni Auto Receivables Trust 4.86%, 11/15/30, Series 2025-A, Class A4	400,000	410,376
World Omni Automobile Lease Securitization Trust 5.25%, 9/17/29, Series 2024-A, Class A4	400,000	405,582
TOTAL ASSET-BACKED SECURITIES (Cost: $37,928,526)		38,140,833

See Notes to Financial Statements.

WisdomTree Trust    193

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025
Investments in Long Securities	Principal Amount	Value
REPURCHASE AGREEMENT – 3.2%
United States – 3.2% Citigroup, Inc., tri-party repurchase agreement dated 8/29/25 (tri-party custodian: The Bank of New York Mellon Corp.), 4.34% due 9/2/25; Proceeds at maturity – $25,992,528 (fully collateralized by Government National Mortgage Association, 5.70% – 5.92% due 8/15/60 – 9/15/60; Market value including accrued interest – $27,279,001) (Cost: $25,980,000)	$25,980,000	$25,980,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
United States – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(f)	8,105,387	8,105,387
WisdomTree Government Money Market Digital Fund, 4.10%(f)(g)	8,400,000	8,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $16,505,387)		16,505,387
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 105.5% (Cost: $872,316,021)		853,210,798
TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (2.1)%
Government National Mortgage Association – (2.0)%
4.50%, 9/20/54(c)	(1,550,000)	(1,492,536)
5.00%, 9/20/54(c)	(1,500,000)	(1,484,092)
2.00%, 10/15/54(c)	(650,000)	(532,155)
2.50%, 10/15/54(c)	(675,000)	(574,884)
3.00%, 10/15/54(c)	(500,000)	(442,710)
3.50%, 10/15/54(c)	(425,000)	(385,781)
4.00%, 10/15/54	(275,000)	(256,402)
4.50%, 10/15/54(c)	(300,000)	(288,744)
TBA Sale Commitments	Principal Amount	Value
5.00%, 10/15/54(c)	$(375,000)	$(370,747)
5.50%, 10/15/54(c)	(450,000)	(452,943)
6.00%, 10/15/54(c)	(300,000)	(305,769)
2.00%, 9/20/55(c)	(2,275,000)	(1,862,904)
2.50%, 9/20/55(c)	(2,600,000)	(2,214,956)
3.00%, 9/20/55(c)	(2,500,000)	(2,214,400)
3.50%, 9/20/55(c)	(1,175,000)	(1,069,353)
4.00%, 9/20/55(c)	(1,325,000)	(1,235,708)
5.50%, 9/20/55(c)	(950,000)	(957,054)
Total Government National Mortgage Association		(16,141,138)
Uniform Mortgage-Backed Securities – (0.1)%
2.00%, 9/1/40(c)	(350,000)	(321,195)
2.50%, 9/1/40(c)	(550,000)	(516,119)
3.00%, 9/1/40(c)	(225,000)	(215,205)
Total Uniform Mortgage-Backed Securities		(1,052,519)
TOTAL TBA SALE COMMITMENTS (Proceeds: $17,142,251)		(17,193,657)
Other Liabilities less Assets – (3.4)%		(27,483,194)
NET ASSETS – 100.0%		$808,533,947

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $34,248,485. The Fund also had securities on loan having a total market value of $308,605 that were sold and pending settlement. The total market value of the collateral held by the Fund was $35,843,562. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,338,175.

(b)     Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2025.

(c)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(d)     Rate shown reflects the accrual rate as of August 31, 2025 on securities with variable or step rates.

(e)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)     Rate shown represents annualized 7-day yield as of August 31, 2025.

(g)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$16,500,000	$8,100,000	$—	$—	$8,400,000	$63,491

See Notes to Financial Statements.

194    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$162,494,640	$—	$162,494,640
U.S. Government Obligations	—	207,852,407	—	207,852,407
Corporate Bonds	—	324,816,490	—	324,816,490
Foreign Government Agencies	—	1,089,559	—	1,089,559
Foreign Government Obligations	—	22,316,287	—	22,316,287
Commercial Mortgage-Backed Securities	—	52,412,556	—	52,412,556
Municipal Bonds	—	1,602,639	—	1,602,639
Asset-Backed Securities	—	38,140,833	—	38,140,833
Repurchase Agreement	—	25,980,000	—	25,980,000
Investment of Cash Collateral for Securities Loaned	—	16,505,387	—	16,505,387
Total Investments in Securities	$—	$853,210,798	$—	$853,210,798
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(17,193,657)	$—	$(17,193,657)
Total – Net	$—	$836,017,141	$—	$836,017,141

See Notes to Financial Statements.

WisdomTree Trust    195

Schedule of Investments WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 9.9%
Federal Agricultural Mortgage Corp. – 0.4%
3.88%, 9/3/26	$200,000	$199,735
Federal Farm Credit Bank – 1.5%
2.20%, 2/23/27	200,000	194,798
4.50%, 6/7/28	147,000	150,283
4.25%, 12/15/28	4,000	4,071
4.97%, 3/27/29	200,000	200,852
4.60%, 7/16/31	100,000	100,169
Total Federal Farm Credit Bank		650,173
Federal Home Loan Bank – 2.9%
1.50%, 6/9/26(a)	100,000	98,116
3.00%, 9/11/26	25,000	24,770
0.92%, 2/26/27	20,000	19,160
3.25%, 6/9/28	345,000	341,891
3.25%, 11/16/28	185,000	183,183
4.08%, 8/6/29	100,000	100,355
2.00%, 12/14/29	30,000	28,024
4.75%, 2/4/30	15,000	15,095
4.13%, 6/14/30	100,000	101,738
4.75%, 3/14/31	125,000	130,339
4.93%, 7/24/31	100,000	100,166
5.17%, 6/16/32	100,000	100,312
Total Federal Home Loan Bank		1,243,149
Federal Home Loan Mortgage Corp. – 3.2%
0.38%, 9/23/25	362,000	361,159
4.50%, 7/13/28	200,000	199,705
6.75%, 9/15/29	220,000	245,530
5.00%, 12/13/29	100,000	100,036
4.04%, 12/17/29(b)	100,000	85,162
4.75%, 7/15/30	300,000	299,312
4.90%, 7/15/30	100,000	99,900
Total Federal Home Loan Mortgage Corp.		1,390,804
Federal National Mortgage Association – 1.9%
6.25%, 5/15/29	402,000	438,047
7.13%, 1/15/30	168,000	191,085
7.25%, 5/15/30	153,000	176,315
Total Federal National Mortgage Association		805,447
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $4,260,391)		4,289,308
U.S. GOVERNMENT OBLIGATIONS – 26.7%
U.S. Treasury Bills – 9.8%
4.29%, 9/2/25*	550,000	549,746
4.35%, 9/16/25*	3,675,000	3,668,905
Total U.S. Treasury Bills		4,218,651
Investments	Principal Amount	Value
U.S. Treasury Bond – 0.1%
4.75%, 5/15/55	$51,400	$50,019
Total U.S. Treasury Bond		50,019
U.S. Treasury Notes – 16.8%
4.88%, 11/30/25	108,500	108,678
0.38%, 1/31/26	20,000	19,699
0.75%, 4/30/26	306,000	299,647
0.75%, 5/31/26	940,000	918,079
0.63%, 7/31/26	500,700	486,207
4.13%, 10/31/26	300,000	300,996
4.25%, 12/31/26	494,600	497,624
4.13%, 1/31/27	960,000	964,856
4.13%, 2/28/27	18,000	18,105
0.50%, 5/31/27	1,715,000	1,624,560
2.75%, 7/31/27	137,500	135,255
3.63%, 8/31/27	627,900	628,035
3.88%, 10/15/27	92,000	92,485
4.00%, 12/15/27	92,500	93,324
3.75%, 5/15/28	527,400	529,646
3.75%, 12/31/28	500	502
4.00%, 5/31/30	521,200	528,529
Total U.S. Treasury Notes		7,246,227
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,445,567)		11,514,897
CORPORATE BONDS – 51.0%
Australia – 0.2%
BHP Billiton Finance USA Ltd.
4.75%, 2/28/28	8,000	8,141
5.10%, 9/8/28(c)	12,000	12,360
Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	5,000	5,418
Rio Tinto Finance USA PLC 4.88%, 3/14/30	18,000	18,466
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	12,000	11,956
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	8,000	7,828
Woodside Finance Ltd. 5.40%, 5/19/30	13,000	13,362
Total Australia		77,531
Belgium – 0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/29	46,000	47,028

See Notes to Financial Statements.

196    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Bermuda – 0.0%
RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	$5,000	$4,872
Brazil – 0.0%
Suzano Austria GmbH 2.50%, 9/15/28	12,000	11,236
Canada – 2.0%
Algonquin Power & Utilities Corp. 5.37%, 6/15/26(a)	13,000	13,079
Bank of Montreal 0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	72,000	71,018
Bank of Nova Scotia
1.05%, 3/2/26	14,000	13,777
1.35%, 6/24/26	5,000	4,889
2.70%, 8/3/26	10,000	9,871
1.30%, 9/15/26	10,000	9,719
5.35%, 12/7/26	10,000	10,145
1.95%, 2/2/27	5,000	4,866
5.25%, 6/12/28	5,000	5,168
5.13%, 2/14/31, (5.13% fixed rate until 2/14/30; Secured Overnight Financing Rate + 1.07% thereafter)(a)	16,000	16,464
Brookfield Finance, Inc.
4.25%, 6/2/26	5,000	4,997
3.90%, 1/25/28	10,000	9,930
4.85%, 3/29/29(c)	20,000	20,349
Canadian Imperial Bank of Commerce
1.25%, 6/22/26	11,000	10,742
5.62%, 7/17/26	15,000	15,181
5.93%, 10/2/26	5,000	5,093
5.26%, 4/8/29	17,000	17,601
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(a)	6,000	6,067
5.25%, 1/13/31, (5.245% fixed rate until 1/13/30; Secured Overnight Financing Rate + 1.105% thereafter)(a)	13,000	13,424
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,962
6.90%, 7/15/28(c)	14,000	15,086
Canadian Natural Resources Ltd.
3.85%, 6/1/27	30,000	29,797
5.00%, 12/15/29(d)	6,000	6,117
Canadian Pacific Railway Co.
1.75%, 12/2/26	10,000	9,718
2.88%, 11/15/29	7,000	6,653
2.05%, 3/5/30	8,000	7,290
Investments	Principal Amount	Value
Cenovus Energy, Inc. 4.25%, 4/15/27	$5,000	$5,001
CGI, Inc.
1.45%, 9/14/26	5,000	4,865
4.95%, 3/14/30(d)	6,000	6,125
Emera U.S. Finance LP 3.55%, 6/15/26	8,000	7,935
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,860
5.90%, 11/15/26	10,000	10,178
4.25%, 12/1/26	10,000	10,002
3.70%, 7/15/27	24,000	23,792
3.13%, 11/15/29	36,000	34,305
Fairfax Financial Holdings Ltd. 4.63%, 4/29/30	27,000	27,099
Fortis, Inc. 3.06%, 10/4/26	15,000	14,777
Kinross Gold Corp. 4.50%, 7/15/27	6,000	6,013
Magna International, Inc.
4.15%, 10/1/25	5,000	5,000
5.05%, 3/14/29	5,000	5,122
Manulife Financial Corp.
4.15%, 3/4/26	10,000	9,994
2.48%, 5/19/27	5,000	4,866
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	10,000	9,904
Nutrien Ltd.
4.00%, 12/15/26	5,000	4,988
4.90%, 3/27/28	9,000	9,159
4.20%, 4/1/29	6,000	5,987
2.95%, 5/13/30	32,000	30,119
Rogers Communications, Inc.
3.63%, 12/15/25	10,000	9,976
2.90%, 11/15/26	5,000	4,913
3.20%, 3/15/27	11,000	10,828
5.00%, 2/15/29	10,000	10,209
Royal Bank of Canada
4.52%, 10/18/28, (4.522% fixed rate until 10/18/27; Secured Overnight Financing Index + 0.86% thereafter)(a)	6,000	6,046
4.97%, 8/2/30, (4.969% fixed rate until 8/2/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	56,000	57,234
5.15%, 2/4/31, (5.153% fixed rate until 2/4/30; Secured Overnight Financing Rate + 1.03% thereafter)(a)	13,000	13,392
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27	9,000	9,083
5.03%, 10/1/29	7,000	7,092
See Notes to Financial Statements.

WisdomTree Trust    197

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
TELUS Corp.
2.80%, 2/16/27	$7,000	$6,858
3.70%, 9/15/27	5,000	4,953
Toronto-Dominion Bank
4.69%, 9/15/27	75,000	75,891
5.16%, 1/10/28	14,000	14,333
TR Finance LLC
3.35%, 5/15/26	5,000	4,958
TransCanada PipeLines Ltd.
4.25%, 5/15/28	9,000	9,012
4.10%, 4/15/30	33,000	32,520
Total Canada		859,392
Chile – 0.0%
Enel Americas SA 4.00%, 10/25/26	7,000	6,960
China – 0.7%
Baidu, Inc. 1.72%, 4/9/26	200,000	197,035
Tencent Music Entertainment Group 1.38%, 9/3/25	110,000	110,000
Total China		307,035
Finland – 0.0%
Nokia OYJ 4.38%, 6/12/27	6,000	5,965
France – 0.0%
TotalEnergies Capital International SA 3.46%, 2/19/29	18,000	17,731
Germany – 0.4%
Deutsche Bank AG 4.10%, 1/13/26	182,000	181,691
Ireland – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 1/30/26	300,000	296,652
Italy – 0.1%
Eni USA, Inc. 7.30%, 11/15/27	17,000	18,089
Japan – 1.1%
Honda Motor Co. Ltd. 2.53%, 3/10/27	10,000	9,765
Mitsubishi UFJ Financial Group, Inc. 3.74%, 3/7/29	67,000	66,265
Mizuho Financial Group, Inc. 3.66%, 2/28/27	200,000	198,716
ORIX Corp.
5.00%, 9/13/27	5,000	5,079
4.65%, 9/10/29	10,000	10,132
Investments	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc. 3.54%, 1/17/28	$125,000	$123,568
Toyota Motor Corp. 2.76%, 7/2/29	70,000	66,856
Total Japan		480,381
Luxembourg – 0.1%
ArcelorMittal SA
6.55%, 11/29/27	9,000	9,390
4.25%, 7/16/29(c)	12,000	11,972
Total Luxembourg		21,362
Netherlands – 0.1%
Ahold Finance USA LLC 6.88%, 5/1/29	4,000	4,365
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 6/1/27	14,000	14,042
4.30%, 6/18/29	14,000	13,986
3.40%, 5/1/30	7,000	6,703
Total Netherlands		39,096
Spain – 0.2%
Banco Santander SA 4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	101,000	100,837
Switzerland – 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/28	5,000	5,020
UBS AG 1.25%, 8/7/26	135,000	131,451
Total Switzerland		136,471
United Kingdom – 2.8%
Astrazeneca Finance LLC
1.20%, 5/28/26	80,000	78,307
4.90%, 3/3/30	11,000	11,360
Barclays PLC 5.50%, 8/9/28, (5.501% fixed rate until 8/9/27; 1-year Constant Maturity Treasury Rate + 2.65% thereafter)(a)	247,000	252,325
BAT Capital Corp.
3.56%, 8/15/27	88,000	86,851
3.46%, 9/6/29	23,000	22,279
4.91%, 4/2/30	15,000	15,284
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	16,000	15,628
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	12,000	11,996
HSBC Holdings PLC 5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(a)	200,000	207,555

See Notes to Financial Statements.

198    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Marex Group PLC 6.40%, 11/4/29	$4,000	$4,125
National Grid PLC 5.60%, 6/12/28	18,000	18,649
NatWest Group PLC 1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(a)	200,000	195,798
RELX Capital, Inc.
4.00%, 3/18/29	20,000	19,937
4.75%, 3/27/30	11,000	11,239
3.00%, 5/22/30	6,000	5,694
Santander U.K. Group Holdings PLC 2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	141,000	137,420
Smith & Nephew PLC 5.15%, 3/20/27	5,000	5,070
Unilever Capital Corp. 2.90%, 5/5/27	100,000	98,523
Vodafone Group PLC 7.88%, 2/15/30	20,000	22,880
Total United Kingdom		1,220,920
United States – 42.1%
3M Co.
2.25%, 9/19/26(c)	5,000	4,904
2.88%, 10/15/27(c)	5,000	4,886
3.63%, 9/14/28	5,000	4,946
3.38%, 3/1/29	5,000	4,880
2.38%, 8/26/29	9,000	8,428
3.05%, 4/15/30	9,000	8,561
AbbVie, Inc.
2.95%, 11/21/26	8,000	7,898
4.80%, 3/15/27	2,000	2,021
4.80%, 3/15/29	28,000	28,660
3.20%, 11/21/29	78,000	75,199
Adobe, Inc.
4.75%, 1/17/28	38,000	38,768
4.80%, 4/4/29	7,000	7,202
AEP Texas, Inc. 5.45%, 5/15/29	38,000	39,470
AES Corp. 5.45%, 6/1/28(c)	24,000	24,587
Aflac, Inc.
1.13%, 3/15/26	5,000	4,917
2.88%, 10/15/26	5,000	4,933
3.60%, 4/1/30	7,000	6,850
AGCO Corp. 5.45%, 3/21/27	5,000	5,072
Agilent Technologies, Inc.
4.20%, 9/9/27	6,000	6,008
2.75%, 9/15/29	7,000	6,635
Investments	Principal Amount	Value
Air Lease Corp.
5.30%, 2/1/28(c)	$5,000	$5,121
5.10%, 3/1/29	12,000	12,328
3.25%, 10/1/29	22,000	21,087
3.00%, 2/1/30	13,000	12,281
Air Products & Chemicals, Inc.
1.85%, 5/15/27(c)	2,000	1,932
4.60%, 2/8/29	6,000	6,107
2.05%, 5/15/30	8,000	7,299
Aircastle Ltd. 4.25%, 6/15/26	10,000	9,975
Albemarle Corp. 4.65%, 6/1/27(c)	8,000	8,006
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/26	5,000	4,997
3.80%, 4/15/26	5,000	4,979
3.95%, 1/15/27	15,000	14,935
2.75%, 12/15/29	8,000	7,503
Allegion PLC 3.50%, 10/1/29	4,000	3,870
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/27	11,000	10,841
Allstate Corp.
0.75%, 12/15/25	5,000	4,948
3.28%, 12/15/26	12,000	11,869
Ally Financial, Inc.
2.20%, 11/2/28	21,000	19,603
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	15,000	15,883
5.54%, 1/17/31, (5.543% fixed rate until 1/17/30; Secured Overnight Financing Index + 1.73% thereafter)(a)	8,000	8,191
Altria Group, Inc.
6.20%, 11/1/28	6,000	6,345
4.80%, 2/14/29	17,000	17,267
3.40%, 5/6/30	7,000	6,712
Amcor Finance USA, Inc. 3.63%, 4/28/26	12,000	11,938
Amcor Flexibles North America, Inc. 5.10%, 3/17/30	9,000	9,206
Amcor Group Finance PLC 5.45%, 5/23/29	6,000	6,214
Ameren Corp.
3.65%, 2/15/26	5,000	4,984
5.70%, 12/1/26	5,000	5,084
1.95%, 3/15/27	11,000	10,635
Ameren Illinois Co. 3.80%, 5/15/28	5,000	4,985
American Airlines Pass-Through Trust
3.38%, 5/1/27, Series 2015-1, Class A	24,476	23,921
3.65%, 2/15/29, Series 2017-1, Class AA	2,956	2,867
3.35%, 10/15/29, Series 2017-2, Class AA	9,938	9,514

See Notes to Financial Statements.

WisdomTree Trust    199

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
American Electric Power Co., Inc. 7.05%, 12/15/54, (7.05% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	$3,000	$3,133
American Express Co.
3.13%, 5/20/26	2,000	1,985
2.55%, 3/4/27(c)	18,000	17,606
3.30%, 5/3/27	15,000	14,829
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	33,000	34,472
5.09%, 1/30/31, (5.085% fixed rate until 1/30/30; Secured Overnight Financing Index + 1.02% thereafter)(a)	14,000	14,430
American Homes 4 Rent LP 4.90%, 2/15/29	22,000	22,411
American Honda Finance Corp.
1.30%, 9/9/26	5,000	4,855
2.30%, 9/9/26	5,000	4,905
2.35%, 1/8/27	5,000	4,885
4.90%, 3/12/27	6,000	6,064
4.70%, 1/12/28	28,000	28,384
3.50%, 2/15/28	5,000	4,935
2.00%, 3/24/28	5,000	4,743
5.13%, 7/7/28	5,000	5,134
American International Group, Inc. 4.85%, 5/7/30	7,000	7,167
American National Group, Inc.
5.00%, 6/15/27	6,000	6,047
5.75%, 10/1/29	5,000	5,169
American Tower Corp.
2.75%, 1/15/27	27,000	26,481
3.65%, 3/15/27	7,000	6,947
3.55%, 7/15/27	8,000	7,914
3.60%, 1/15/28	2,000	1,974
1.50%, 1/31/28	2,000	1,878
5.50%, 3/15/28	2,000	2,062
5.25%, 7/15/28	23,000	23,662
5.80%, 11/15/28	2,000	2,092
5.20%, 2/15/29	2,000	2,058
3.95%, 3/15/29	2,000	1,979
3.80%, 8/15/29	25,000	24,495
2.90%, 1/15/30	11,000	10,345
American Water Capital Corp.
2.95%, 9/1/27	12,000	11,759
3.45%, 6/1/29	7,000	6,842
Ameriprise Financial, Inc.
2.88%, 9/15/26	5,000	4,938
5.70%, 12/15/28	15,000	15,726
Investments	Principal Amount	Value
Amgen, Inc.
2.20%, 2/21/27	$56,000	$54,515
3.20%, 11/2/27	3,000	2,945
5.15%, 3/2/28	11,000	11,255
1.65%, 8/15/28	3,000	2,802
3.00%, 2/22/29(c)	2,000	1,925
4.05%, 8/18/29	23,000	22,897
2.45%, 2/21/30(c)	43,000	39,803
Amphenol Corp.
5.05%, 4/5/27	5,000	5,077
5.05%, 4/5/29	7,000	7,224
4.35%, 6/1/29	19,000	19,196
2.80%, 2/15/30(c)	3,000	2,838
Amrize Finance U.S. LLC 4.95%, 4/7/30(d)	16,000	16,334
Analog Devices, Inc.
3.50%, 12/5/26(c)	10,000	9,942
3.45%, 6/15/27	5,000	4,962
Aon Corp.
3.75%, 5/2/29	7,000	6,901
2.80%, 5/15/30	11,000	10,322
Aon North America, Inc.
5.13%, 3/1/27	10,000	10,142
5.15%, 3/1/29	10,000	10,295
Apollo Debt Solutions BDC 6.90%, 4/13/29	4,000	4,207
Applied Materials, Inc.
3.30%, 4/1/27	10,000	9,914
4.80%, 6/15/29	4,000	4,109
AppLovin Corp. 5.13%, 12/1/29	7,000	7,160
Aptiv Swiss Holdings Ltd. 4.35%, 3/15/29	20,000	19,930
Arch Capital Finance LLC 4.01%, 12/15/26	5,000	4,991
Archer-Daniels-Midland Co.
2.50%, 8/11/26	10,000	9,851
3.25%, 3/27/30	6,000	5,777
Ares Capital Corp.
7.00%, 1/15/27	10,000	10,306
2.88%, 6/15/27	8,000	7,800
5.95%, 7/15/29	25,000	25,860
Ares Management Corp. 6.38%, 11/10/28	16,000	16,979
Ares Strategic Income Fund
6.35%, 8/15/29	5,000	5,176
5.60%, 2/15/30	20,000	20,253
Arizona Public Service Co. 2.60%, 8/15/29	4,000	3,761
Arrow Electronics, Inc. 5.15%, 8/21/29	8,000	8,187

See Notes to Financial Statements.

200    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Arthur J Gallagher & Co.
4.60%, 12/15/27	$11,000	$11,106
4.85%, 12/15/29	8,000	8,158
Assurant, Inc. 3.70%, 2/22/30	4,000	3,877
AT&T, Inc.
4.35%, 3/1/29	67,000	67,306
4.30%, 2/15/30	50,000	50,053
Athene Holding Ltd. 4.13%, 1/12/28	14,000	13,972
Atlassian Corp. 5.25%, 5/15/29	4,000	4,120
Atmos Energy Corp. 3.00%, 6/15/27	5,000	4,922
Autodesk, Inc.
3.50%, 6/15/27	6,000	5,935
2.85%, 1/15/30	4,000	3,778
AutoNation, Inc. 1.95%, 8/1/28	4,000	3,745
AutoZone, Inc.
3.13%, 4/21/26	15,000	14,882
5.10%, 7/15/29	17,000	17,515
AvalonBay Communities, Inc. 3.30%, 6/1/29	10,000	9,711
Avangrid, Inc. 3.80%, 6/1/29	20,000	19,670
Avery Dennison Corp. 2.65%, 4/30/30	7,000	6,507
Avnet, Inc.
4.63%, 4/15/26	5,000	5,000
6.25%, 3/15/28	6,000	6,250
AXIS Specialty Finance LLC 4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	8,000	7,763
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/26	10,000	9,915
2.55%, 10/13/26	5,000	4,876
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,867
3.34%, 12/15/27	11,000	10,830
Baltimore Gas & Electric Co. 2.40%, 8/15/26	5,000	4,920
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	11,000	10,750
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	4,000	3,907
Investments	Principal Amount	Value
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	$45,000	$44,518
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	129,000	126,752
4.98%, 1/24/29, (4.979% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.83% thereafter)(a)	106,000	107,882
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	70,000	66,154
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	15,000	14,878
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(a)	46,000	43,531
Bank of New York Mellon Corp.
3.00%, 10/30/28	4,000	3,873
3.30%, 8/23/29	22,000	21,315
Barings BDC, Inc. 7.00%, 2/15/29	5,000	5,189
Baxter International, Inc.
1.92%, 2/1/27	25,000	24,186
2.27%, 12/1/28	10,000	9,379
Becton Dickinson & Co.
4.69%, 2/13/28	6,000	6,080
5.08%, 6/7/29	22,000	22,634
2.82%, 5/20/30	5,000	4,681
Berkshire Hathaway Energy Co. 3.25%, 4/15/28	16,000	15,724
Berry Global, Inc. 1.57%, 1/15/26	30,000	29,653
BGC Group, Inc.
6.60%, 6/10/29	3,000	3,132
6.15%, 4/2/30(d)	7,000	7,163
Biogen, Inc. 2.25%, 5/1/30	10,000	9,105
Bio-Rad Laboratories, Inc. 3.30%, 3/15/27	5,000	4,928
Black Hills Corp.
3.95%, 1/15/26	5,000	4,988
3.15%, 1/15/27	13,000	12,807
BlackRock TCP Capital Corp. 6.95%, 5/30/29	5,000	5,154
Blackstone Private Credit Fund
3.25%, 3/15/27	23,000	22,521
5.60%, 11/22/29	20,000	20,378
Blackstone Secured Lending Fund 2.85%, 9/30/28	24,000	22,682
See Notes to Financial Statements.

WisdomTree Trust    201

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Blue Owl Capital Corp.
3.40%, 7/15/26	$10,000	$9,879
2.63%, 1/15/27	5,000	4,849
5.95%, 3/15/29(c)	17,000	17,264
Blue Owl Credit Income Corp.
3.13%, 9/23/26(c)	5,000	4,902
4.70%, 2/8/27	5,000	4,985
7.95%, 6/13/28	12,000	12,855
6.60%, 9/15/29	8,000	8,318
5.80%, 3/15/30	24,000	24,317
Blue Owl Technology Finance Corp.
6.10%, 3/15/28(d)	7,000	7,094
6.75%, 4/4/29	5,000	5,178
BNSF Funding Trust I 6.61%, 12/15/55, (6.613% fixed rate until 1/15/26; Secured Overnight Financing Rate + 2.35% thereafter)(a)	5,000	5,015
Boardwalk Pipelines LP
5.95%, 6/1/26	5,000	5,034
4.80%, 5/3/29	9,000	9,138
Boeing Co.
2.75%, 2/1/26	107,000	106,193
6.26%, 5/1/27	40,000	41,165
2.95%, 2/1/30	59,000	55,401
Booking Holdings, Inc.
3.60%, 6/1/26	10,000	9,960
3.55%, 3/15/28	5,000	4,944
BorgWarner, Inc.
2.65%, 7/1/27	13,000	12,659
4.95%, 8/15/29	4,000	4,084
Boston Properties LP
6.75%, 12/1/27	5,000	5,262
3.40%, 6/21/29	19,000	18,221
2.90%, 3/15/30	6,000	5,570
BP Capital Markets America, Inc.
3.12%, 5/4/26	10,000	9,929
3.02%, 1/16/27(c)	10,000	9,877
3.54%, 4/6/27	5,000	4,968
3.59%, 4/14/27	5,000	4,970
3.94%, 9/21/28	10,000	9,975
4.23%, 11/6/28	5,000	5,025
4.70%, 4/10/29	21,000	21,413
4.87%, 11/25/29	4,000	4,113
3.63%, 4/6/30	8,000	7,827
BP Capital Markets PLC
3.28%, 9/19/27	10,000	9,858
3.72%, 11/28/28	5,000	4,949
Brighthouse Financial, Inc. 3.70%, 6/22/27	28,000	27,626
Investments	Principal Amount	Value
Bristol-Myers Squibb Co.
1.13%, 11/13/27	$62,000	$58,521
4.90%, 2/22/29	6,000	6,165
3.40%, 7/26/29	14,000	13,646
Brixmor Operating Partnership LP
4.13%, 6/15/26	14,000	13,963
4.13%, 5/15/29	8,000	7,929
Broadcom, Inc.
5.05%, 7/12/29	43,000	44,219
4.35%, 2/15/30	51,000	51,116
5.05%, 4/15/30	16,000	16,496
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	5,000	4,957
2.90%, 12/1/29	6,000	5,679
Bunge Ltd. Finance Corp.
4.10%, 1/7/28	9,000	9,000
4.20%, 9/17/29	9,000	8,963
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	5,000	5,037
3.25%, 6/15/27	5,000	4,944
Cadence Design Systems, Inc. 4.30%, 9/10/29	9,000	9,057
Camden Property Trust
5.85%, 11/3/26	5,000	5,091
4.10%, 10/15/28(c)	5,000	5,008
3.15%, 7/1/29	3,000	2,884
2.80%, 5/15/30	6,000	5,631
Campbell Soup Co.
5.20%, 3/19/27	9,000	9,138
5.20%, 3/21/29	9,000	9,248
2.38%, 4/24/30	26,000	23,767
Capital One Financial Corp.
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	32,000	31,100
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	19,000	19,950
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	73,000	75,616
Cardinal Health, Inc. 5.00%, 11/15/29	18,000	18,442
Carlisle Cos., Inc.
3.75%, 12/1/27	7,000	6,937
2.75%, 3/1/30(c)	21,000	19,642
Carrier Global Corp.
2.49%, 2/15/27	16,000	15,655
2.72%, 2/15/30	12,000	11,276

See Notes to Financial Statements.

202    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Caterpillar Financial Services Corp.
1.15%, 9/14/26	$50,000	$48,559
1.70%, 1/8/27	13,000	12,626
4.80%, 1/8/30	7,000	7,223
Caterpillar, Inc. 2.60%, 4/9/30	6,000	5,639
Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	4,971
CBRE Services, Inc. 5.50%, 4/1/29	5,000	5,188
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	10,000	9,789
3.28%, 12/1/28	10,000	9,641
5.10%, 3/1/30	7,000	7,128
Celanese U.S. Holdings LLC
1.40%, 8/5/26	5,000	4,812
6.67%, 7/15/27	32,000	32,964
Cencora, Inc. 4.63%, 12/15/27	25,000	25,263
Centene Corp.
4.25%, 12/15/27	22,000	21,501
2.45%, 7/15/28	24,000	22,198
4.63%, 12/15/29	11,000	10,602
3.38%, 2/15/30	23,000	20,995
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	5,000	4,916
3.00%, 2/1/27, Series AA	5,000	4,925
5.20%, 10/1/28	15,000	15,492
CenterPoint Energy Resources Corp. 5.25%, 3/1/28	5,000	5,137
CenterPoint Energy, Inc.
1.45%, 6/1/26	12,000	11,742
5.40%, 6/1/29	4,000	4,148
7.00%, 2/15/55, Series A, (7.00% fixed rate until 2/15/30; 5-year Constant Maturity Treasury Rate + 3.254% thereafter)(a)	5,000	5,256
Charles Schwab Corp.
3.45%, 2/13/26	5,000	4,980
0.90%, 3/11/26	10,000	9,827
1.15%, 5/13/26	9,000	8,809
5.88%, 8/24/26	10,000	10,150
3.20%, 3/2/27	5,000	4,938
3.30%, 4/1/27(c)	5,000	4,947
3.20%, 1/25/28	5,000	4,908
2.00%, 3/20/28	10,000	9,538
4.00%, 2/1/29	5,000	5,000
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(a)	10,000	10,404
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(a)	10,000	10,644
Investments	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	$13,000	$13,288
2.25%, 1/15/29	31,000	28,838
6.10%, 6/1/29	15,000	15,774
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	29,000	29,316
3.70%, 11/15/29	9,000	8,749
Cheniere Energy Partners LP 4.50%, 10/1/29	26,000	25,944
Cheniere Energy, Inc. 4.63%, 10/15/28	6,000	5,996
Chubb INA Holdings LLC
3.35%, 5/3/26	15,000	14,908
4.65%, 8/15/29	3,000	3,061
Church & Dwight Co., Inc. 3.15%, 8/1/27	5,000	4,922
Cigna Group
4.50%, 2/25/26	15,000	15,005
1.25%, 3/15/26	8,000	7,869
5.00%, 5/15/29(c)	37,000	38,011
2.40%, 3/15/30	10,000	9,213
Cincinnati Financial Corp. 6.92%, 5/15/28	5,000	5,358
Cintas Corp. No. 2 3.70%, 4/1/27	10,000	9,953
Cisco Systems, Inc.
4.80%, 2/26/27(c)	10,000	10,131
4.85%, 2/26/29	25,000	25,682
4.75%, 2/24/30	7,000	7,189
Citigroup, Inc.
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(a)	25,000	24,445
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	20,000	19,646
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	85,000	85,530
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	20,000	19,780
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	21,000	21,557
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(a)	147,000	147,724
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(a)	11,000	10,208

See Notes to Financial Statements.

WisdomTree Trust    203

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
5.59%, 11/19/34, (5.592% fixed rate until 11/19/29; 5-year Constant Maturity Treasury Rate + 1.28% thereafter)(a)	$19,000	$19,417
Citizens Financial Group, Inc.
2.85%, 7/27/26	13,000	12,824
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)(c)	7,000	7,285
5.25%, 3/5/31, (5.253% fixed rate until 3/5/30; Secured Overnight Financing Rate + 1.259% thereafter)(a)	12,000	12,276
Cleco Corporate Holdings LLC 3.74%, 5/1/26	2,000	1,987
Clorox Co. 4.40%, 5/1/29	11,000	11,090
CMS Energy Corp. 3.00%, 5/15/26	3,000	2,973
CNA Financial Corp.
3.45%, 8/15/27	10,000	9,874
3.90%, 5/1/29	4,000	3,949
CNH Industrial Capital LLC
4.55%, 4/10/28	6,000	6,055
5.10%, 4/20/29	14,000	14,368
CNH Industrial NV 3.85%, 11/15/27	7,000	6,967
CNO Financial Group, Inc. 5.25%, 5/30/29	4,000	4,081
Coca-Cola Co.
2.90%, 5/25/27	15,000	14,776
1.45%, 6/1/27	5,000	4,806
1.50%, 3/5/28	5,000	4,736
1.00%, 3/15/28(c)	10,000	9,348
2.13%, 9/6/29(c)	5,000	4,672
Coca-Cola Consolidated, Inc. 5.25%, 6/1/29	18,000	18,596
Colgate-Palmolive Co. 4.60%, 3/1/28	8,000	8,152
Comcast Corp.
2.35%, 1/15/27	10,000	9,779
5.35%, 11/15/27	5,000	5,139
3.15%, 2/15/28	15,000	14,701
3.55%, 5/1/28(c)	20,000	19,765
4.15%, 10/15/28	35,000	35,109
4.55%, 1/15/29	5,000	5,075
5.10%, 6/1/29	9,000	9,311
3.40%, 4/1/30	9,000	8,702
Comerica, Inc.
4.00%, 2/1/29	17,000	16,787
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	9,000	9,339
Investments	Principal Amount	Value
CommonSpirit Health 3.35%, 10/1/29	$8,000	$7,718
Commonwealth Edison Co.
2.55%, 6/15/26	5,000	4,940
2.95%, 8/15/27, Series 122	15,000	14,722
3.70%, 8/15/28	5,000	4,964
2.20%, 3/1/30	12,000	11,026
Conagra Brands, Inc.
5.30%, 10/1/26	14,000	14,135
4.85%, 11/1/28	17,000	17,187
Concentrix Corp.
6.65%, 8/2/26	10,000	10,174
6.60%, 8/2/28	6,000	6,352
ConocoPhillips Co.
4.40%, 7/15/27	10,000	10,054
6.95%, 4/15/29	6,000	6,571
4.70%, 1/15/30	10,000	10,196
Conopco, Inc. 7.25%, 12/15/26, Series E	8,000	8,318
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B(c)	5,000	4,911
4.00%, 12/1/28, Series D	5,000	5,010
Constellation Brands, Inc.
3.70%, 12/6/26	5,000	4,966
3.15%, 8/1/29	54,000	51,798
2.88%, 5/1/30	12,000	11,231
Constellation Energy Generation LLC 5.60%, 3/1/28(c)	22,000	22,800
Consumers Energy Co.
4.65%, 3/1/28	36,000	36,549
4.90%, 2/15/29(c)	9,000	9,233
Continental Resources, Inc. 4.38%, 1/15/28	14,000	13,918
COPT Defense Properties LP 2.00%, 1/15/29	5,000	4,621
Corebridge Financial, Inc.
3.85%, 4/5/29	16,000	15,780
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	11,000	11,368
Costco Wholesale Corp.
3.00%, 5/18/27	10,000	9,871
1.38%, 6/20/27(c)	10,000	9,580
Coterra Energy, Inc. 4.38%, 3/15/29	13,000	12,980
Crown Castle, Inc.
2.90%, 3/15/27(c)	48,000	47,018
3.65%, 9/1/27	19,000	18,771
5.00%, 1/11/28	5,000	5,070
5.60%, 6/1/29	8,000	8,316
3.10%, 11/15/29	19,000	18,027

See Notes to Financial Statements.

204    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
CSX Corp.
2.60%, 11/1/26	$10,000	$9,834
4.25%, 3/15/29	12,000	12,054
2.40%, 2/15/30(c)	3,000	2,791
CubeSmart LP
4.00%, 11/15/25	10,000	9,984
3.13%, 9/1/26	5,000	4,934
3.00%, 2/15/30	6,000	5,665
Cummins, Inc. 4.90%, 2/20/29	4,000	4,112
CVS Health Corp.
5.00%, 1/30/29	12,000	12,241
3.25%, 8/15/29(c)	67,000	64,114
5.13%, 2/21/30	22,000	22,532
3.75%, 4/1/30	20,000	19,326
Darden Restaurants, Inc.
4.35%, 10/15/27	5,000	5,023
4.55%, 10/15/29	7,000	7,025
DCP Midstream Operating LP 5.13%, 5/15/29	8,000	8,176
Dell International LLC/EMC Corp.
5.30%, 10/1/29	34,000	35,206
4.35%, 2/1/30	16,000	15,984
5.00%, 4/1/30	10,000	10,250
Delta Air Lines Pass-Through Trust 2.00%, 6/10/28, Series 2020-1, Class AA	22,433	21,456
Devon Energy Corp. 4.50%, 1/15/30(c)	25,000	25,015
DH Europe Finance II SARL 2.60%, 11/15/29	7,000	6,591
Diamondback Energy, Inc.
3.25%, 12/1/26	10,000	9,886
5.20%, 4/18/27	12,000	12,184
5.15%, 1/30/30	12,000	12,337
Digital Realty Trust LP
3.70%, 8/15/27	14,000	13,893
3.60%, 7/1/29	14,000	13,667
Discover Financial Services
4.50%, 1/30/26	11,000	10,998
4.10%, 2/9/27	20,000	19,964
Discovery Communications LLC 4.13%, 5/15/29	45,000	42,675
DOC DR LLC 4.30%, 3/15/27	9,000	9,005
Dollar General Corp.
5.20%, 7/5/28	18,000	18,452
3.50%, 4/3/30(c)	8,000	7,690
Dollar Tree, Inc. 4.20%, 5/15/28	8,000	7,982
Investments	Principal Amount	Value
Dominion Energy, Inc.
3.90%, 10/1/25	$10,000	$9,996
1.45%, 4/15/26, Series A	5,000	4,911
2.85%, 8/15/26, Series D	5,000	4,935
3.60%, 3/15/27, Series B	5,000	4,959
3.38%, 4/1/30, Series C(c)	18,000	17,280
Dow Chemical Co. 7.38%, 11/1/29	6,000	6,654
DR Horton, Inc.
2.60%, 10/15/25	5,000	4,988
1.30%, 10/15/26	5,000	4,848
DTE Electric Co.
4.85%, 12/1/26	5,000	5,054
1.90%, 4/1/28, Series A	43,000	40,815
2.25%, 3/1/30	11,000	10,151
DTE Energy Co.
2.85%, 10/1/26	5,000	4,928
3.40%, 6/15/29, Series C	16,000	15,484
Duke Energy Carolinas LLC
3.95%, 11/15/28	5,000	5,002
2.45%, 8/15/29	37,000	34,803
Duke Energy Florida LLC 2.50%, 12/1/29	8,000	7,511
Duke Energy Florida Project Finance LLC 2.54%, 9/1/29, Series 2026	6,519	6,273
Duke Energy Ohio, Inc. 3.65%, 2/1/29	53,000	52,201
Duke Energy Progress LLC
3.70%, 9/1/28	30,000	29,751
3.45%, 3/15/29	5,000	4,900
DuPont de Nemours, Inc.
4.49%, 11/15/25	16,000	15,993
4.73%, 11/15/28	13,000	13,253
DXC Technology Co.
1.80%, 9/15/26	10,000	9,726
2.38%, 9/15/28	5,000	4,694
Eastman Chemical Co. 5.00%, 8/1/29(c)	23,000	23,431
Eaton Corp.
3.10%, 9/15/27	5,000	4,921
4.35%, 5/18/28	5,000	5,050
Eaton Vance Corp. 3.50%, 4/6/27	5,000	4,957
eBay, Inc.
1.40%, 5/10/26	10,000	9,808
3.60%, 6/5/27	10,000	9,923
2.70%, 3/11/30	19,000	17,777
Ecolab, Inc. 1.65%, 2/1/27	19,000	18,402
Edwards Lifesciences Corp. 4.30%, 6/15/28	4,000	4,022
See Notes to Financial Statements.

WisdomTree Trust    205

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
EIDP, Inc. 4.50%, 5/15/26	$10,000	$10,011
Elevance Health, Inc.
2.88%, 9/15/29(c)	61,000	57,844
4.75%, 2/15/30	14,000	14,239
2.25%, 5/15/30	11,000	10,035
Eli Lilly & Co.
5.00%, 2/27/26	2,000	2,001
4.15%, 8/14/27	2,000	2,013
4.50%, 2/9/29	18,000	18,306
3.38%, 3/15/29	7,000	6,869
4.20%, 8/14/29	19,000	19,166
4.75%, 2/12/30	7,000	7,200
Emerson Electric Co. 1.80%, 10/15/27(c)	19,000	18,209
Enact Holdings, Inc. 6.25%, 5/28/29	5,000	5,222
Energy Transfer LP
5.55%, 2/15/28	9,000	9,268
5.25%, 7/1/29	12,000	12,372
4.15%, 9/15/29	47,000	46,601
5.20%, 4/1/30	7,000	7,201
5.95%, 5/15/54	4,000	3,755
Enstar Finance LLC 5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.006% thereafter)(a)	5,000	4,957
Enstar Group Ltd. 4.95%, 6/1/29	4,000	4,036
Entergy Arkansas LLC 4.00%, 6/1/28	5,000	5,003
Entergy Corp.
0.90%, 9/15/25	10,000	9,989
2.95%, 9/1/26	10,000	9,862
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	10,000	10,419
Entergy Louisiana LLC
2.40%, 10/1/26	5,000	4,908
3.12%, 9/1/27	5,000	4,915
3.25%, 4/1/28	5,000	4,913
Entergy Mississippi LLC 2.85%, 6/1/28	5,000	4,856
Enterprise Products Operating LLC
4.60%, 1/11/27	58,000	58,380
3.95%, 2/15/27	5,000	4,992
4.15%, 10/16/28	10,000	10,043
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)(c)	18,000	17,837
EOG Resources, Inc. 4.38%, 4/15/30(c)	20,000	20,127
Investments	Principal Amount	Value
EPR Properties
4.75%, 12/15/26	$13,000	$13,019
3.75%, 8/15/29	8,000	7,685
EQT Corp.
5.70%, 4/1/28	7,000	7,240
5.00%, 1/15/29	11,000	11,134
7.00%, 2/1/30(c)	16,000	17,417
Equifax, Inc.
5.10%, 6/1/28	9,000	9,206
4.80%, 9/15/29	30,000	30,498
Equinix, Inc. 3.20%, 11/18/29(c)	21,000	20,074
Equitable Holdings, Inc. 4.35%, 4/20/28	11,000	11,035
ERP Operating LP
2.85%, 11/1/26	5,000	4,931
3.25%, 8/1/27	5,000	4,931
3.50%, 3/1/28	5,000	4,937
4.15%, 12/1/28	5,000	5,014
2.50%, 2/15/30	8,000	7,462
Essent Group Ltd. 6.25%, 7/1/29	4,000	4,197
Essential Utilities, Inc. 3.57%, 5/1/29	5,000	4,870
Essex Portfolio LP
3.38%, 4/15/26	10,000	9,933
4.00%, 3/1/29	22,000	21,798
Estee Lauder Cos., Inc.
3.15%, 3/15/27	5,000	4,933
2.38%, 12/1/29	8,000	7,433
Evergy Kansas Central, Inc.
2.55%, 7/1/26	5,000	4,934
3.10%, 4/1/27	5,000	4,935
Eversource Energy
2.90%, 3/1/27	38,000	37,334
4.60%, 7/1/27	24,000	24,155
5.45%, 3/1/28	15,000	15,427
Exelon Corp.
3.40%, 4/15/26	10,000	9,939
2.75%, 3/15/27	10,000	9,794
5.15%, 3/15/29	8,000	8,235
Expand Energy Corp. 5.38%, 3/15/30	29,000	29,323
Expedia Group, Inc.
4.63%, 8/1/27	12,000	12,077
3.25%, 2/15/30	16,000	15,264
Extra Space Storage LP
3.88%, 12/15/27	17,000	16,857
4.00%, 6/15/29	8,000	7,921
F&G Annuities & Life, Inc.
7.40%, 1/13/28	7,000	7,367
6.50%, 6/4/29	4,000	4,169

See Notes to Financial Statements.

206    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
FactSet Research Systems, Inc. 2.90%, 3/1/27	$5,000	$4,909
Federal Realty OP LP
1.25%, 2/15/26	5,000	4,924
5.38%, 5/1/28	6,000	6,171
3.20%, 6/15/29	4,000	3,843
FedEx Corp.
3.10%, 8/5/29	25,000	23,980
3.10%, 8/5/29(d)	8,000	7,650
Fidelity National Information Services, Inc.
1.15%, 3/1/26	12,000	11,809
1.65%, 3/1/28(c)	6,000	5,652
3.75%, 5/21/29	4,000	3,926
Fifth Third Bancorp
1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(a)	19,000	18,439
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)	8,000	8,448
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(a)	35,000	35,446
4.90%, 9/6/30, (4.895% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.486% thereafter)(a)	20,000	20,358
First Horizon Corp. 5.51%, 3/7/31, (5.514% fixed rate until 3/7/30; Secured Overnight Financing Rate + 1.766% thereafter)(a)	7,000	7,209
FirstEnergy Corp. 3.90%, 7/15/27, Series B	18,000	17,880
FirstEnergy Transmission LLC 4.55%, 1/15/30	3,000	3,024
Fiserv, Inc.
5.15%, 3/15/27	28,000	28,363
3.50%, 7/1/29	40,000	38,841
4.75%, 3/15/30	11,000	11,162
Flex Ltd.
3.75%, 2/1/26	10,000	9,956
6.00%, 1/15/28	16,000	16,570
4.88%, 6/15/29	5,000	5,058
Flowers Foods, Inc. 3.50%, 10/1/26	7,000	6,923
FMC Corp. 3.20%, 10/1/26	5,000	4,936
FNB Corp. 5.72%, 12/11/30, (5.722% fixed rate until 12/11/29; Secured Overnight Financing Index + 1.93% thereafter)(a)	17,000	17,321
Investments	Principal Amount	Value
Ford Motor Co.
4.35%, 12/8/26(c)	$176,000	$175,155
6.63%, 10/1/28	134,000	141,276
Fortinet, Inc. 1.00%, 3/15/26	6,000	5,888
Fortive Corp. 3.15%, 6/15/26	10,000	9,901
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	5,000	4,785
Fox Corp.
4.71%, 1/25/29	14,000	14,167
3.50%, 4/8/30(c)	5,000	4,836
Freeport-McMoRan, Inc.
4.13%, 3/1/28	7,000	6,968
5.25%, 9/1/29	9,000	9,133
FS KKR Capital Corp.
3.25%, 7/15/27	34,000	32,782
6.88%, 8/15/29	4,000	4,086
6.13%, 1/15/30	8,000	7,949
GATX Corp.
3.50%, 3/15/28	5,000	4,907
4.70%, 4/1/29	9,000	9,104
GE HealthCare Technologies, Inc. 4.80%, 8/14/29	19,000	19,401
General Dynamics Corp.
2.63%, 11/15/27	13,000	12,659
3.75%, 5/15/28	5,000	4,989
General Mills, Inc.
4.20%, 4/17/28	11,000	11,019
5.50%, 10/17/28	14,000	14,549
2.88%, 4/15/30(c)	13,000	12,217
General Motors Co. 5.63%, 4/15/30	5,000	5,167
General Motors Financial Co., Inc.
5.40%, 5/8/27	19,000	19,320
3.85%, 1/5/28	39,000	38,552
5.55%, 7/15/29	41,000	42,276
4.90%, 10/6/29	61,000	61,497
5.35%, 1/7/30	36,000	36,851
Genpact Luxembourg Sarl/Genpact USA, Inc. 1.75%, 4/10/26	17,000	16,704
Genuine Parts Co. 4.95%, 8/15/29	12,000	12,251
Georgia Power Co.
3.25%, 4/1/26	19,000	18,884
2.65%, 9/15/29, Series B	40,000	37,861
Georgia-Pacific LLC 7.75%, 11/15/29	4,000	4,553
Gilead Sciences, Inc.
1.20%, 10/1/27(c)	39,000	36,876
4.80%, 11/15/29	13,000	13,343

See Notes to Financial Statements.

WisdomTree Trust    207

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Global Payments, Inc.
2.15%, 1/15/27	$26,000	$25,276
3.20%, 8/15/29(c)	14,000	13,295
2.90%, 5/15/30	6,000	5,551
Globe Life, Inc. 4.55%, 9/15/28	17,000	17,150
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	10,000	10,030
5.30%, 1/15/29	11,000	11,214
4.00%, 1/15/30	4,000	3,869
Goldman Sachs BDC, Inc.
2.88%, 1/15/26(c)	5,000	4,965
6.38%, 3/11/27	5,000	5,119
Goldman Sachs Group, Inc.
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	276,000	269,456
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(a)	56,000	57,722
Goldman Sachs Private Credit Corp. 6.25%, 5/6/30(c)(d)	7,000	7,170
Golub Capital BDC, Inc.
2.05%, 2/15/27	10,000	9,610
6.00%, 7/15/29	8,000	8,196
Golub Capital Private Credit Fund 5.80%, 9/12/29	4,000	4,046
GXO Logistics, Inc.
1.65%, 7/15/26	10,000	9,757
6.25%, 5/6/29	3,000	3,147
Halliburton Co. 2.92%, 3/1/30	22,000	20,700
Hartford Insurance Group, Inc. 2.80%, 8/19/29	4,000	3,795
Hasbro, Inc.
3.50%, 9/15/27	5,000	4,927
3.90%, 11/19/29	10,000	9,746
HCA, Inc.
4.50%, 2/15/27	4,000	4,004
3.13%, 3/15/27	50,000	49,207
4.13%, 6/15/29	34,000	33,684
5.25%, 3/1/30	9,000	9,299
Healthcare Realty Holdings LP
3.50%, 8/1/26	5,000	4,957
3.75%, 7/1/27	8,000	7,932
3.10%, 2/15/30(c)	5,000	4,704
Healthpeak OP LLC
3.25%, 7/15/26	10,000	9,909
1.35%, 2/1/27	5,000	4,809
3.50%, 7/15/29	4,000	3,890
3.00%, 1/15/30	6,000	5,686
Investments	Principal Amount	Value
HEICO Corp. 5.25%, 8/1/28	$4,000	$4,112
Helmerich & Payne, Inc. 4.85%, 12/1/29(c)	4,000	3,986
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,886
3.38%, 1/20/27(c)	5,000	4,888
Hershey Co.
2.30%, 8/15/26	5,000	4,920
4.25%, 5/4/28	20,000	20,201
4.75%, 2/24/30	3,000	3,076
Hess Corp. 4.30%, 4/1/27	31,000	31,087
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	22,000	22,003
1.75%, 4/1/26	10,000	9,855
5.25%, 7/1/28	22,000	22,642
4.55%, 10/15/29	13,000	13,087
Hexcel Corp. 4.20%, 2/15/27	18,000	17,884
HF Sinclair Corp. 5.00%, 2/1/28	20,000	20,041
Highwoods Realty LP
4.20%, 4/15/29	4,000	3,919
3.05%, 2/15/30	26,000	24,018
Home Depot, Inc.
2.88%, 4/15/27	76,000	74,781
2.95%, 6/15/29	17,000	16,396
2.70%, 4/15/30	10,000	9,408
Honeywell International, Inc.
1.10%, 3/1/27	35,000	33,506
4.70%, 2/1/30(c)	15,000	15,301
Hormel Foods Corp.
4.80%, 3/30/27	5,000	5,054
1.70%, 6/3/28	4,000	3,763
Host Hotels & Resorts LP 4.50%, 2/1/26, Series F	10,000	9,992
Howmet Aerospace, Inc.
5.90%, 2/1/27	5,000	5,113
3.00%, 1/15/29	10,000	9,633
HP, Inc.
4.75%, 1/15/28	19,000	19,260
4.00%, 4/15/29	13,000	12,837
HPS Corporate Lending Fund 5.45%, 1/14/28	36,000	36,348
Hubbell, Inc. 3.50%, 2/15/28	11,000	10,826
Humana, Inc.
1.35%, 2/3/27	30,000	28,819
5.75%, 3/1/28	11,000	11,384
3.13%, 8/15/29	10,000	9,525
4.88%, 4/1/30	6,000	6,082

See Notes to Financial Statements.

208    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Huntington Bancshares, Inc. 4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	$66,000	$66,225
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	10,000	9,831
2.04%, 8/16/28	8,000	7,503
Huntsman International LLC 4.50%, 5/1/29	20,000	19,236
Hyatt Hotels Corp.
5.75%, 1/30/27	12,000	12,222
5.25%, 6/30/29	6,000	6,161
5.75%, 4/23/30	21,000	21,842
IDEX Corp. 4.95%, 9/1/29	4,000	4,089
Illinois Tool Works, Inc. 2.65%, 11/15/26	10,000	9,860
Illumina, Inc. 5.75%, 12/13/27	20,000	20,576
Indiana Michigan Power Co. 3.85%, 5/15/28	4,000	3,982
Ingersoll Rand, Inc.
5.40%, 8/14/28	5,000	5,174
5.18%, 6/15/29	27,000	27,914
Ingredion, Inc. 3.20%, 10/1/26	14,000	13,844
Intel Corp.
3.75%, 3/25/27	2,000	1,982
3.75%, 8/5/27	10,000	9,901
4.88%, 2/10/28	35,000	35,467
1.60%, 8/12/28	15,000	13,919
2.45%, 11/15/29	34,000	31,367
3.90%, 3/25/30	9,000	8,777
Intercontinental Exchange, Inc. 4.35%, 6/15/29	41,000	41,341
International Business Machines Corp.
6.22%, 8/1/27	60,000	62,451
6.50%, 1/15/28	19,000	20,059
Interpublic Group of Cos., Inc. 4.75%, 3/30/30	7,000	7,058
Intuit, Inc. 5.13%, 9/15/28	7,000	7,237
Invitation Homes Operating Partnership LP 2.30%, 11/15/28	4,000	3,778
IQVIA, Inc. 6.25%, 2/1/29	12,000	12,650
ITC Holdings Corp. 3.35%, 11/15/27	25,000	24,533
Jabil, Inc.
4.25%, 5/15/27	19,000	18,996
5.45%, 2/1/29	7,000	7,197
Jackson Financial, Inc. 5.17%, 6/8/27	5,000	5,068
Investments	Principal Amount	Value
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	$4,000	$4,217
JB Hunt Transport Services, Inc. 3.88%, 3/1/26	10,000	9,972
JBS USA Holding Lux Sarl/ JBS USA Food Co./JBS Lux Co. SARL 3.00%, 2/2/29	18,000	17,235
Jefferies Financial Group, Inc.
4.85%, 1/15/27	10,000	10,075
5.88%, 7/21/28	16,000	16,684
JM Smucker Co. 5.90%, 11/15/28	11,000	11,558
John Deere Capital Corp.
1.30%, 10/13/26	5,000	4,858
4.85%, 3/5/27	5,000	5,069
1.75%, 3/9/27	3,000	2,902
2.80%, 9/8/27	5,000	4,896
4.75%, 1/20/28	10,000	10,187
4.90%, 3/3/28	16,000	16,372
1.50%, 3/6/28(c)	5,000	4,715
3.45%, 3/7/29	5,000	4,911
2.80%, 7/18/29	49,000	46,854
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 4/19/29	18,000	18,768
JPMorgan Chase & Co.
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	55,000	54,228
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	75,000	72,864
3.63%, 12/1/27	25,000	24,774
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	3,000	2,946
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	5,000	4,946
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	3,000	2,902
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	55,000	54,194
4.92%, 1/24/29, (4.915% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.80% thereafter)(a)	88,000	89,567
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	45,000	42,570
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)(c)	43,000	43,477
See Notes to Financial Statements.

WisdomTree Trust    209

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
5.14%, 1/24/31, (5.14% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.01% thereafter)(a)	$94,000	$96,973
Juniper Networks, Inc. 1.20%, 12/10/25	5,000	4,955
Kellanova 4.30%, 5/15/28	16,000	16,112
Kenvue, Inc. 5.05%, 3/22/28	10,000	10,256
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	5,000	4,918
5.10%, 3/15/27	9,000	9,088
3.95%, 4/15/29	20,000	19,679
3.20%, 5/1/30(c)	19,000	17,911
KeyCorp
2.55%, 10/1/29	70,000	65,511
5.12%, 4/4/31, (5.121% fixed rate until 4/4/30; Secured Overnight Financing Index + 1.227% thereafter)(a)(c)	6,000	6,142
Keysight Technologies, Inc.
4.60%, 4/6/27	9,000	9,042
3.00%, 10/30/29	18,000	17,091
Kilroy Realty LP 3.05%, 2/15/30	9,000	8,284
Kimberly-Clark Corp.
3.20%, 4/25/29	10,000	9,758
3.10%, 3/26/30	7,000	6,718
Kimco Realty OP LLC
2.80%, 10/1/26	5,000	4,924
1.90%, 3/1/28	5,000	4,749
Kinder Morgan, Inc.
1.75%, 11/15/26	17,000	16,515
5.10%, 8/1/29(c)	41,000	42,142
KLA Corp. 4.10%, 3/15/29	15,000	15,033
Kraft Heinz Foods Co.
3.00%, 6/1/26	15,000	14,837
3.88%, 5/15/27	20,000	19,873
4.63%, 1/30/29	4,000	4,037
Kroger Co.
2.65%, 10/15/26	32,000	31,471
4.50%, 1/15/29	8,000	8,099
Kyndryl Holdings, Inc. 2.05%, 10/15/26	10,000	9,735
L3Harris Technologies, Inc.
5.40%, 1/15/27	26,000	26,411
5.05%, 6/1/29	12,000	12,324
Laboratory Corp. of America Holdings
3.60%, 9/1/27	10,000	9,918
2.95%, 12/1/29	6,000	5,685
Lam Research Corp. 4.00%, 3/15/29	9,000	8,999
Investments	Principal Amount	Value
Las Vegas Sands Corp.
3.50%, 8/18/26	$10,000	$9,907
5.90%, 6/1/27	13,000	13,266
3.90%, 8/8/29	18,000	17,377
6.00%, 8/15/29	5,000	5,195
Lazard Group LLC 4.38%, 3/11/29	9,000	8,995
Lear Corp. 4.25%, 5/15/29	11,000	10,926
Leggett & Platt, Inc.
3.50%, 11/15/27	11,000	10,746
4.40%, 3/15/29	6,000	5,904
Leidos, Inc. 4.38%, 5/15/30	6,000	5,971
Lennar Corp. 4.75%, 11/29/27	13,000	13,106
Lennox International, Inc. 5.50%, 9/15/28	10,000	10,359
Lincoln National Corp.
3.63%, 12/12/26(c)	5,000	4,961
3.05%, 1/15/30(c)	5,000	4,756
LKQ Corp. 5.75%, 6/15/28	6,000	6,199
Lockheed Martin Corp.
5.10%, 11/15/27	5,000	5,122
4.45%, 5/15/28	5,000	5,061
4.50%, 2/15/29	10,000	10,147
Louisville Gas & Electric Co. 3.30%, 10/1/25, Series 25	5,000	4,995
Lowe’s Cos., Inc.
4.80%, 4/1/26	10,000	10,022
2.50%, 4/15/26	6,000	5,936
3.35%, 4/1/27	23,000	22,739
3.65%, 4/5/29	33,000	32,424
4.50%, 4/15/30	5,000	5,068
LPL Holdings, Inc.
5.70%, 5/20/27	12,000	12,235
6.75%, 11/17/28	5,000	5,354
5.20%, 3/15/30	7,000	7,160
LYB International Finance II BV 3.50%, 3/2/27	5,000	4,939
LYB International Finance III LLC 1.25%, 10/1/25	5,000	4,988
M&T Bank Corp.
4.55%, 8/16/28, (4.553% fixed rate until 8/16/27; Secured Overnight Financing Index + 1.78% thereafter)(a)	28,000	28,130
4.83%, 1/16/29, (4.833% fixed rate until 1/16/28; Secured Overnight Financing Rate + 0.93% thereafter)(a)	11,000	11,130

See Notes to Financial Statements.

210    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
7.41%, 10/30/29, (7.413% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.80% thereafter)(a)	$12,000	$13,066
Main Street Capital Corp.
3.00%, 7/14/26	5,000	4,926
6.50%, 6/4/27(c)	11,000	11,250
6.95%, 3/1/29(c)	13,000	13,629
Marathon Petroleum Corp.
5.13%, 12/15/26	10,000	10,084
5.15%, 3/1/30	11,000	11,320
Markel Group, Inc. 3.35%, 9/17/29	3,000	2,904
Marriott International, Inc.
5.00%, 10/15/27	19,000	19,318
4.90%, 4/15/29	19,000	19,382
Marsh & McLennan Cos., Inc. 4.38%, 3/15/29	23,000	23,227
Martin Marietta Materials, Inc. 3.50%, 12/15/27	11,000	10,856
Marvell Technology, Inc.
4.88%, 6/22/28	5,000	5,073
5.75%, 2/15/29	8,000	8,352
Masco Corp. 1.50%, 2/15/28	13,000	12,178
MasTec, Inc. 5.90%, 6/15/29(c)	4,000	4,186
Mastercard, Inc. 2.95%, 6/1/29	39,000	37,716
McCormick & Co., Inc.
0.90%, 2/15/26	6,000	5,904
3.40%, 8/15/27	10,000	9,881
McDonald’s Corp.
4.80%, 8/14/28	8,000	8,179
5.00%, 5/17/29(c)	13,000	13,404
2.63%, 9/1/29(c)	9,000	8,527
2.13%, 3/1/30	55,000	50,395
McKesson Corp.
3.95%, 2/16/28	5,000	4,993
4.90%, 7/15/28	5,000	5,112
4.65%, 5/30/30	6,000	6,102
Medtronic Global Holdings SCA 4.25%, 3/30/28	10,000	10,074
Merck & Co., Inc.
4.05%, 5/17/28	20,000	20,118
3.40%, 3/7/29	25,000	24,528
Mercury General Corp. 4.40%, 3/15/27	18,000	17,896
MetLife, Inc. 4.55%, 3/23/30	9,000	9,165
Microchip Technology, Inc.
5.05%, 3/15/29	7,000	7,141
5.05%, 2/15/30	12,000	12,250
Investments	Principal Amount	Value
Micron Technology, Inc.
6.75%, 11/1/29(c)	$18,000	$19,546
4.66%, 2/15/30	10,000	10,062
Mid-America Apartments LP
1.10%, 9/15/26	5,000	4,846
3.60%, 6/1/27	5,000	4,966
4.20%, 6/15/28	5,000	5,014
3.95%, 3/15/29	5,000	4,970
MidAmerican Energy Co. 3.10%, 5/1/27	5,000	4,939
Mississippi Power Co. 3.95%, 3/30/28	5,000	5,000
Mohawk Industries, Inc. 5.85%, 9/18/28	4,000	4,180
Molson Coors Beverage Co. 3.00%, 7/15/26	20,000	19,773
Mondelez International, Inc.
2.63%, 3/17/27	10,000	9,777
4.75%, 2/20/29	6,000	6,139
2.75%, 4/13/30(c)	17,000	15,923
Moody’s Corp. 4.25%, 2/1/29	8,000	8,039
Morgan Stanley
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	70,000	69,311
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	52,000	51,034
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	85,000	82,898
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	55,000	53,695
3.59%, 7/22/28(a)	70,000	69,161
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	47,000	46,531
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	104,000	96,944
Morgan Stanley Direct Lending Fund 4.50%, 2/11/27	5,000	4,986
Mosaic Co. 5.38%, 11/15/28	7,000	7,221
Motorola Solutions, Inc.
5.00%, 4/15/29	5,000	5,118
4.60%, 5/23/29	11,000	11,121
MPLX LP
4.00%, 3/15/28	18,000	17,906
4.80%, 2/15/29	20,000	20,274

See Notes to Financial Statements.

WisdomTree Trust    211

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Mylan, Inc. 4.55%, 4/15/28	$39,000	$38,769
Nasdaq, Inc.
3.85%, 6/30/26	5,000	4,985
5.35%, 6/28/28	4,000	4,128
National Fuel Gas Co.
5.50%, 10/1/26	5,000	5,055
5.50%, 3/15/30	7,000	7,238
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	8,000	7,802
5.60%, 11/13/26	5,000	5,080
4.80%, 2/5/27	5,000	5,049
3.40%, 2/7/28	5,000	4,928
5.15%, 6/15/29	13,000	13,490
4.95%, 2/7/30	8,000	8,244
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.63% thereafter)(a)	9,000	8,989
NetApp, Inc. 2.38%, 6/22/27	7,000	6,777
Netflix, Inc.
5.88%, 11/15/28	11,000	11,620
6.38%, 5/15/29	28,000	30,225
New Mountain Finance Corp. 6.88%, 2/1/29	5,000	5,135
NextEra Energy Capital Holdings, Inc.
4.90%, 2/28/28	113,000	115,009
2.75%, 11/1/29	43,000	40,613
5.05%, 3/15/30	10,000	10,297
NIKE, Inc.
2.38%, 11/1/26	10,000	9,822
2.75%, 3/27/27	10,000	9,821
2.85%, 3/27/30	6,000	5,698
NiSource, Inc.
5.25%, 3/30/28(c)	24,000	24,656
2.95%, 9/1/29	32,000	30,548
3.60%, 5/1/30	9,000	8,732
NNN REIT, Inc.
4.00%, 11/15/25	5,000	4,993
3.60%, 12/15/26	5,000	4,970
4.30%, 10/15/28	6,000	6,020
Nordson Corp. 4.50%, 12/15/29(c)	4,000	4,036
Norfolk Southern Corp.
2.90%, 6/15/26	5,000	4,946
3.80%, 8/1/28	8,000	7,967
2.55%, 11/1/29	6,000	5,650
Investments	Principal Amount	Value
Northern Trust Corp.
4.00%, 5/10/27	$10,000	$10,007
1.95%, 5/1/30	19,000	17,280
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	5,000	4,889
Northrop Grumman Corp.
4.60%, 2/1/29	25,000	25,404
4.40%, 5/1/30	5,000	5,043
NOV, Inc. 3.60%, 12/1/29(c)	4,000	3,868
NSTAR Electric Co.
3.25%, 5/15/29	2,000	1,942
3.95%, 4/1/30	15,000	14,878
Nucor Corp.
4.30%, 5/23/27	5,000	5,016
3.95%, 5/1/28	5,000	4,990
NVR, Inc. 3.00%, 5/15/30(c)	8,000	7,561
Oaktree Specialty Lending Corp. 7.10%, 2/15/29(c)	5,000	5,183
Oaktree Strategic Credit Fund 6.50%, 7/23/29(c)	5,000	5,194
Occidental Petroleum Corp.
8.50%, 7/15/27	23,000	24,239
5.20%, 8/1/29	15,000	15,213
Oklahoma Gas & Electric Co. 3.80%, 8/15/28	26,000	25,873
Old Republic International Corp. 3.88%, 8/26/26	20,000	19,891
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	10,000	10,088
3.63%, 10/1/29(c)	7,000	6,702
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	15,000	14,925
Oncor Electric Delivery Co. LLC
4.30%, 5/15/28	11,000	11,085
4.65%, 11/1/29	11,000	11,201
ONE Gas, Inc. 5.10%, 4/1/29	21,000	21,684
ONEOK, Inc.
4.85%, 7/15/26	10,000	10,030
4.00%, 7/13/27	9,000	8,971
4.25%, 9/24/27(c)	14,000	14,019
4.35%, 3/15/29	7,000	6,989
5.38%, 6/1/29	4,000	4,119
3.40%, 9/1/29	4,000	3,847
4.40%, 10/15/29	16,000	15,994

See Notes to Financial Statements.

212    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Oracle Corp.
2.30%, 3/25/28(c)	$61,000	$58,292
4.50%, 5/6/28	88,000	88,783
4.20%, 9/27/29	46,000	45,893
2.95%, 4/1/30	25,000	23,543
3.25%, 5/15/30	10,000	9,531
O’Reilly Automotive, Inc.
3.55%, 3/15/26	5,000	4,981
5.75%, 11/20/26	18,000	18,309
3.90%, 6/1/29	8,000	7,925
Otis Worldwide Corp.
5.25%, 8/16/28	6,000	6,189
2.57%, 2/15/30	12,000	11,187
Ovintiv, Inc. 5.38%, 1/1/26	10,000	10,007
Owens Corning
5.50%, 6/15/27	5,000	5,112
3.95%, 8/15/29	6,000	5,933
3.50%, 2/15/30	3,000	2,900
PACCAR Financial Corp.
5.05%, 8/10/26(c)	5,000	5,045
5.20%, 11/9/26	5,000	5,074
4.60%, 1/31/29	5,000	5,103
4.00%, 9/26/29	8,000	8,009
Pacific Gas & Electric Co.
3.30%, 3/15/27	5,000	4,919
5.45%, 6/15/27	85,000	86,355
PacifiCorp
5.10%, 2/15/29	5,000	5,125
3.50%, 6/15/29	10,000	9,731
Packaging Corp. of America
3.40%, 12/15/27	21,000	20,629
3.00%, 12/15/29	6,000	5,726
Paramount Global
3.38%, 2/15/28	7,000	6,831
4.20%, 6/1/29	11,000	10,848
Parker-Hannifin Corp.
3.25%, 3/1/27	10,000	9,886
4.25%, 9/15/27	19,000	19,074
4.50%, 9/15/29	8,000	8,114
PartnerRe Finance B LLC 3.70%, 7/2/29	6,000	5,873
Patterson-UTI Energy, Inc. 5.15%, 11/15/29(c)	22,000	21,961
Paychex, Inc. 5.10%, 4/15/30	11,000	11,324
PayPal Holdings, Inc.
3.90%, 6/1/27	15,000	14,988
2.85%, 10/1/29	11,000	10,490
Investments	Principal Amount	Value
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/29	$6,000	$6,100
PepsiCo, Inc.
2.38%, 10/6/26	20,000	19,665
2.63%, 3/19/27	10,000	9,809
3.00%, 10/15/27(c)	14,000	13,769
3.60%, 2/18/28(c)	12,000	11,942
4.45%, 5/15/28	12,000	12,193
2.63%, 7/29/29	12,000	11,416
1.63%, 5/1/30	7,000	6,276
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/28	76,000	76,904
Pfizer, Inc.
3.00%, 12/15/26	28,000	27,691
1.70%, 5/28/30(c)	12,000	10,750
PG&E Energy Recovery Funding LLC 1.46%, 7/15/31, Series A-1	92,968	86,018
PG&E Wildfire Recovery Funding LLC 4.02%, 6/1/31, Series A-1	5,833	5,807
Philip Morris International, Inc.
4.88%, 2/15/28(c)	10,000	10,186
4.88%, 2/13/29	7,000	7,150
4.63%, 11/1/29	43,000	43,708
5.13%, 2/15/30	12,000	12,417
Phillips 66 3.90%, 3/15/28	44,000	43,767
Phillips 66 Co. 3.15%, 12/15/29	6,000	5,750
Piedmont Operating Partnership LP 6.88%, 7/15/29	5,000	5,293
Pinnacle West Capital Corp. 5.15%, 5/15/30(c)	7,000	7,205
Pioneer Natural Resources Co. 1.13%, 1/15/26	21,000	20,748
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	10,000	9,999
4.50%, 12/15/26	10,000	10,012
3.55%, 12/15/29	6,000	5,786
PNC Financial Services Group, Inc.
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	40,000	41,502
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)	86,000	89,575
Polaris, Inc. 6.95%, 3/15/29	4,000	4,238
PPG Industries, Inc. 2.80%, 8/15/29	6,000	5,698
PPL Capital Funding, Inc. 3.10%, 5/15/26	10,000	9,910
Principal Financial Group, Inc. 3.70%, 5/15/29	6,000	5,888
See Notes to Financial Statements.

WisdomTree Trust    213

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Progressive Corp.
2.45%, 1/15/27	$5,000	$4,900
2.50%, 3/15/27	5,000	4,887
4.00%, 3/1/29	5,000	5,002
Prologis LP
2.13%, 4/15/27	33,000	32,031
2.88%, 11/15/29	3,000	2,852
2.25%, 4/15/30	8,000	7,359
Prospect Capital Corp. 3.36%, 11/15/26(c)	5,000	4,815
Providence St. Joseph Health Obligated Group 2.53%, 10/1/29, Series 19A	6,000	5,602
Prudential Financial, Inc.
1.50%, 3/10/26	14,000	13,799
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(c)	5,000	4,936
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	14,000	14,247
Public Service Co. of Colorado 3.70%, 6/15/28	5,000	4,972
Public Service Electric & Gas Co. 3.20%, 5/15/29	26,000	25,253
Public Service Enterprise Group, Inc. 5.85%, 11/15/27	23,000	23,829
Public Storage Operating Co.
1.50%, 11/9/26	32,000	31,074
3.39%, 5/1/29	7,000	6,829
PulteGroup, Inc. 5.00%, 1/15/27	3,000	3,024
Qorvo, Inc. 4.38%, 10/15/29	4,000	3,922
QUALCOMM, Inc.
3.25%, 5/20/27	12,000	11,882
1.30%, 5/20/28(c)	10,000	9,352
Quanta Services, Inc. 4.75%, 8/9/27	8,000	8,086
Quest Diagnostics, Inc.
3.45%, 6/1/26	5,000	4,967
4.60%, 12/15/27	8,000	8,089
4.63%, 12/15/29	7,000	7,108
Radian Group, Inc.
4.88%, 3/15/27	5,000	5,013
6.20%, 5/15/29	5,000	5,242
Realty Income Corp.
3.00%, 1/15/27	56,000	55,162
3.25%, 6/15/29	6,000	5,812
3.40%, 1/15/30(c)	6,000	5,799
Regal Rexnord Corp.
6.05%, 2/15/26	23,000	23,115
6.30%, 2/15/30	13,000	13,763
Investments	Principal Amount	Value
Regency Centers LP
3.60%, 2/1/27	$5,000	$4,962
2.95%, 9/15/29	5,000	4,769
Regions Financial Corp. 5.72%, 6/6/30, (5.722% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	9,000	9,373
Reinsurance Group of America, Inc. 3.90%, 5/15/29	24,000	23,696
Republic Services, Inc. 5.00%, 11/15/29	17,000	17,580
Revvity, Inc. 3.30%, 9/15/29	9,000	8,602
Rockwell Automation, Inc. 3.50%, 3/1/29	17,000	16,687
Roper Technologies, Inc.
3.80%, 12/15/26	19,000	18,891
2.95%, 9/15/29	12,000	11,449
Ross Stores, Inc. 0.88%, 4/15/26	5,000	4,892
Royal Caribbean Cruises Ltd. 3.70%, 3/15/28	9,000	8,844
Royalty Pharma PLC 5.15%, 9/2/29	12,000	12,323
RPM International, Inc. 3.75%, 3/15/27	5,000	4,963
RTX Corp.
3.50%, 3/15/27	56,000	55,515
4.13%, 11/16/28	41,000	41,042
7.50%, 9/15/29	9,000	10,085
Rush Obligated Group 3.92%, 11/15/29, Series 2020	4,000	3,944
Ryder System, Inc.
5.25%, 6/1/28	9,000	9,249
5.50%, 6/1/29	37,000	38,572
4.95%, 9/1/29	8,000	8,184
4.90%, 12/1/29	7,000	7,146
5.00%, 3/15/30	5,000	5,121
S&P Global, Inc.
2.45%, 3/1/27	10,000	9,771
4.75%, 8/1/28	26,000	26,524
2.70%, 3/1/29	13,000	12,438
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	5,000	5,024
5.00%, 3/15/27	10,000	10,058
4.20%, 3/15/28	16,000	15,999
4.50%, 5/15/30	47,000	47,153
Salesforce, Inc.
3.70%, 4/11/28	10,000	9,969
1.50%, 7/15/28	14,000	13,125
Sanofi SA 3.63%, 6/19/28	10,000	9,949

See Notes to Financial Statements.

214    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Santander Holdings USA, Inc.
3.24%, 10/5/26	$10,000	$9,882
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)(c)	10,000	9,746
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)	9,000	9,429
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(a)	6,000	6,296
5.35%, 9/6/30, (5.353% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.94% thereafter)(a)	24,000	24,670
5.74%, 3/20/31, (5.741% fixed rate until 3/20/30; Secured Overnight Financing Rate + 1.878% thereafter)(a)	32,000	33,271
Schlumberger Holdings Corp. 4.50%, 5/15/28(d)	12,000	12,093
Sempra
3.70%, 4/1/29	8,000	7,848
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(a)	57,000	55,577
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(a)	7,000	7,024
Sherwin-Williams Co.
4.55%, 3/1/28	5,000	5,052
2.95%, 8/15/29(c)	11,000	10,474
2.30%, 5/15/30	7,000	6,417
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	20,000	19,794
Simon Property Group LP
3.25%, 11/30/26	31,000	30,681
3.38%, 12/1/27	5,000	4,937
Sixth Street Lending Partners 6.50%, 3/11/29	9,000	9,357
Sixth Street Specialty Lending, Inc. 6.13%, 3/1/29(c)	4,000	4,131
Skyworks Solutions, Inc. 1.80%, 6/1/26	5,000	4,897
Solventum Corp.
5.45%, 2/25/27	6,000	6,117
5.40%, 3/1/29	3,000	3,129
Sonoco Products Co.
2.25%, 2/1/27	6,000	5,828
4.60%, 9/1/29	6,000	6,028
Southern California Edison Co.
4.90%, 6/1/26	5,000	5,017
4.88%, 2/1/27	5,000	5,040
4.70%, 6/1/27, Series D	5,000	5,027
Investments	Principal Amount	Value
5.85%, 11/1/27	$5,000	$5,152
3.65%, 3/1/28, Series B	5,000	4,924
5.30%, 3/1/28	5,000	5,113
5.65%, 10/1/28	5,000	5,180
4.20%, 3/1/29, Series A	18,000	17,852
2.85%, 8/1/29	21,000	19,779
5.25%, 3/15/30	7,000	7,170
Southern California Gas Co. 2.95%, 4/15/27	16,000	15,731
Southern Co.
4.85%, 6/15/28	6,000	6,118
3.70%, 4/30/30, Series A	40,000	39,003
Southwest Airlines Co.
3.00%, 11/15/26	5,000	4,918
5.13%, 6/15/27	32,000	32,375
Southwest Gas Corp. 3.70%, 4/1/28	25,000	24,699
Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	13,000	12,813
Spectra Energy Partners LP 3.38%, 10/15/26	9,000	8,910
Sprint Capital Corp. 6.88%, 11/15/28	19,000	20,445
Sprint LLC 7.63%, 3/1/26	11,000	11,057
Stanley Black & Decker, Inc. 4.25%, 11/15/28	16,000	16,036
Starbucks Corp.
2.45%, 6/15/26	9,000	8,878
4.85%, 2/8/27	19,000	19,203
2.00%, 3/12/27	5,000	4,846
3.55%, 8/15/29	13,000	12,762
2.25%, 3/12/30	40,000	36,737
State Street Corp.
4.73%, 2/28/30	16,000	16,364
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	4,000	3,753
Steel Dynamics, Inc.
5.00%, 12/15/26	10,000	10,013
3.45%, 4/15/30	6,000	5,757
Store Capital LLC 4.63%, 3/15/29	5,000	4,970
Stryker Corp.
4.70%, 2/10/28	13,000	13,204
4.25%, 9/11/29	9,000	9,038
4.85%, 2/10/30	10,000	10,258
Sun Communities Operating LP 2.30%, 11/1/28	4,000	3,788
Sutter Health 3.70%, 8/15/28, Series 2018	20,000	19,800

See Notes to Financial Statements.

WisdomTree Trust    215

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Synchrony Financial 5.94%, 8/2/30, (5.935% fixed rate until 8/2/29; Secured Overnight Financing Index + 2.13% thereafter)(a)(c)	$25,000	$25,909
Synopsys, Inc. 4.85%, 4/1/30	56,000	57,160
Synovus Financial Corp. 6.17%, 11/1/30, (6.168% fixed rate until 11/1/29; Secured Overnight Financing Rate + 2.347% thereafter)(a)	8,000	8,319
Sysco Corp.
5.75%, 1/17/29	12,000	12,576
2.40%, 2/15/30	12,000	11,094
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	10,000	10,033
5.40%, 6/12/29	23,000	23,873
Tampa Electric Co. 4.90%, 3/1/29	18,000	18,424
Tanger Properties LP 3.88%, 7/15/27(c)	6,000	5,939
Tapestry, Inc. 5.10%, 3/11/30	8,000	8,177
Targa Resources Corp. 6.15%, 3/1/29	17,000	17,955
Target Corp.
1.95%, 1/15/27	17,000	16,560
2.35%, 2/15/30	10,000	9,310
TC PipeLines LP 3.90%, 5/25/27	22,000	21,872
TD SYNNEX Corp.
1.75%, 8/9/26	10,000	9,749
2.38%, 8/9/28	4,000	3,794
Teledyne Technologies, Inc.
1.60%, 4/1/26	14,000	13,769
2.25%, 4/1/28	3,000	2,859
Texas Instruments, Inc.
2.90%, 11/3/27(c)	32,000	31,364
4.60%, 2/15/28	6,000	6,102
1.75%, 5/4/30	7,000	6,315
Textron, Inc.
3.38%, 3/1/28	5,000	4,898
3.90%, 9/17/29	4,000	3,947
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27	26,000	26,461
2.60%, 10/1/29(c)	8,000	7,585
TJX Cos., Inc.
2.25%, 9/15/26	10,000	9,831
1.15%, 5/15/28	5,000	4,653
T-Mobile USA, Inc.
4.95%, 3/15/28	9,000	9,169
2.40%, 3/15/29	44,000	41,377
4.20%, 10/1/29	44,000	43,998
3.88%, 4/15/30	128,000	125,411
Investments	Principal Amount	Value
Toll Brothers Finance Corp.
4.88%, 3/15/27	$22,000	$22,153
3.80%, 11/1/29(c)	3,000	2,934
Toyota Motor Credit Corp. 3.65%, 1/8/29	29,000	28,679
Trane Technologies Financing Ltd. 3.80%, 3/21/29	24,000	23,774
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/30	6,000	5,715
Trimble, Inc. 4.90%, 6/15/28	4,000	4,059
Trinity Acquisition PLC 4.40%, 3/15/26	5,000	4,997
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	10,000	9,849
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	10,000	10,119
1.13%, 8/3/27	5,000	4,733
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	10,000	10,155
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)(c)	10,000	9,407
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	15,000	16,285
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(a)	10,000	10,365
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(a)	11,000	11,270
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	10,000	9,943
1.85%, 7/30/26	10,000	9,809
2.95%, 6/15/27(c)	10,000	9,853
Tyco Electronics Group SA
4.50%, 2/13/26	15,000	15,004
3.70%, 2/15/26	11,000	10,966
3.13%, 8/15/27	10,000	9,826
Tyson Foods, Inc.
4.00%, 3/1/26	27,000	26,941
4.35%, 3/1/29	14,000	14,016
U.S. Bancorp
3.10%, 4/27/26, Series W	2,000	1,984
2.38%, 7/22/26, Series V	3,000	2,955
3.15%, 4/27/27, Series X	2,000	1,974
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(a)	2,000	2,056

See Notes to Financial Statements.

216    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	$10,000	$9,725
3.90%, 4/26/28	5,000	4,994
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	3,000	3,021
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	15,000	15,175
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	21,000	21,881
3.00%, 7/30/29	16,000	15,293
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	10,000	10,350
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(a)	6,000	6,174
Uber Technologies, Inc. 4.30%, 1/15/30	9,000	9,032
UDR, Inc.
4.40%, 1/26/29	5,000	5,016
3.20%, 1/15/30	8,000	7,657
Union Electric Co.
2.95%, 6/15/27	5,000	4,920
3.50%, 3/15/29	5,000	4,908
Union Pacific Corp.
2.15%, 2/5/27	44,000	42,898
2.40%, 2/5/30(c)	7,000	6,522
United Airlines Pass-Through Trust 5.88%, 10/15/27, Series 2020-1, Class A	27,658	28,266
United Parcel Service, Inc. 3.05%, 11/15/27	20,000	19,665
UnitedHealth Group, Inc.
1.15%, 5/15/26(c)	22,000	21,524
2.95%, 10/15/27	63,000	61,620
5.30%, 2/15/30	32,000	33,301
Universal Health Services, Inc.
1.65%, 9/1/26	10,000	9,726
4.63%, 10/15/29	4,000	3,991
Utah Acquisition Sub, Inc. 3.95%, 6/15/26	16,000	15,912
Valero Energy Corp.
4.00%, 4/1/29	10,000	9,893
5.15%, 2/15/30	35,000	36,062
Ventas Realty LP
3.25%, 10/15/26	5,000	4,942
4.40%, 1/15/29	6,000	6,021
3.00%, 1/15/30(c)	10,000	9,463
Investments	Principal Amount	Value
Veralto Corp.
5.50%, 9/18/26	$10,000	$10,102
5.35%, 9/18/28	5,000	5,166
Verisk Analytics, Inc. 4.13%, 3/15/29	4,000	4,001
Verizon Communications, Inc.
4.78%, 2/15/35	18,000	17,557
5.40%, 7/2/37(d)	67,000	67,336
VF Corp. 2.80%, 4/23/27	6,000	5,798
VICI Properties LP
4.75%, 2/15/28	5,000	5,043
4.95%, 2/15/30	18,000	18,214
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	5,000	4,931
3.50%, 3/15/27, Series A	5,000	4,962
3.80%, 4/1/28, Series A	5,000	4,985
2.88%, 7/15/29, Series A	7,000	6,699
VMware LLC
1.40%, 8/15/26	16,000	15,562
3.90%, 8/21/27	21,000	20,894
1.80%, 8/15/28	7,000	6,549
Vontier Corp. 2.40%, 4/1/28	24,000	22,799
Vulcan Materials Co.
3.90%, 4/1/27	5,000	4,985
4.95%, 12/1/29	4,000	4,101
Walt Disney Co.
1.75%, 1/13/26	8,000	7,929
3.70%, 3/23/27	5,000	4,984
2.20%, 1/13/28	10,000	9,631
3.80%, 3/22/30	9,000	8,905
Warnermedia Holdings, Inc. 3.76%, 3/15/27	8,000	7,883
Waste Connections, Inc.
3.50%, 5/1/29(c)	4,000	3,938
2.60%, 2/1/30	26,000	24,420
Waste Management, Inc.
3.15%, 11/15/27	5,000	4,915
1.15%, 3/15/28(c)	5,000	4,671
4.50%, 3/15/28	16,000	16,202
4.88%, 2/15/29	5,000	5,144
2.00%, 6/1/29	7,000	6,514
4.63%, 2/15/30(c)	4,000	4,078
WEC Energy Group, Inc.
5.60%, 9/12/26	3,000	3,040
4.75%, 1/15/28	14,000	14,219
See Notes to Financial Statements.

WisdomTree Trust    217

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Wells Fargo & Co.
4.30%, 7/22/27	$20,000	$20,062
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	7,000	6,927
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	40,000	39,575
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	6,000	5,818
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	6,000	6,066
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	63,000	65,323
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	50,000	53,014
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	25,000	25,734
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)(c)	9,000	8,503
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	68,000	63,003
Welltower OP LLC
4.25%, 4/1/26	10,000	9,991
2.70%, 2/15/27	5,000	4,909
2.05%, 1/15/29	5,000	4,675
3.10%, 1/15/30	16,000	15,268
Western Alliance Bancorp 3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)	9,000	8,596
Western Midstream Operating LP
4.65%, 7/1/26	17,000	17,007
4.05%, 2/1/30	11,000	10,694
Western Union Co. 1.35%, 3/15/26	5,000	4,915
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	24,000	23,777
4.70%, 9/15/28	19,000	19,250
Westlake Corp. 3.60%, 8/15/26	10,000	9,931
Weyerhaeuser Co.
4.75%, 5/15/26	2,000	2,006
4.00%, 11/15/29	7,000	6,926
Investments	Principal Amount	Value
Whirlpool Corp. 4.75%, 2/26/29	$8,000	$7,903
Williams Cos., Inc. 4.80%, 11/15/29	28,000	28,485
Willis North America, Inc.
4.65%, 6/15/27	10,000	10,070
4.50%, 9/15/28	8,000	8,072
2.95%, 9/15/29	3,000	2,842
Wisconsin Electric Power Co. 5.00%, 5/15/29	16,000	16,506
Wisconsin Power & Light Co. 3.00%, 7/1/29	10,000	9,579
Workday, Inc.
3.50%, 4/1/27	12,000	11,887
3.70%, 4/1/29	6,000	5,909
WP Carey, Inc. 3.85%, 7/15/29(c)	4,000	3,936
WRKCo, Inc.
3.38%, 9/15/27	30,000	29,607
4.90%, 3/15/29	7,000	7,148
Xcel Energy, Inc.
3.35%, 12/1/26	10,000	9,889
1.75%, 3/15/27	26,000	25,078
2.60%, 12/1/29	4,000	3,734
Xylem, Inc. 1.95%, 1/30/28	11,000	10,508
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	12,000	11,937
5.05%, 2/19/30	8,000	8,235
Zoetis, Inc.
3.90%, 8/20/28	5,000	4,995
2.00%, 5/15/30	18,000	16,334
Total United States		18,165,559
TOTAL CORPORATE BONDS (Cost: $21,668,637)		21,998,808
FOREIGN GOVERNMENT AGENCIES – 0.0%
Canada – 0.0%
Province of New Brunswick 3.63%, 2/24/28 (Cost: $4,849)	5,000	4,979
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Chile – 0.5%
Chile Government International Bonds 3.13%, 1/21/26	200,000	199,033
Israel – 0.5%
Israel Government International Bonds 2.88%, 3/16/26	200,000	198,321

See Notes to Financial Statements.

218    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025
Investments	Principal Amount	Value
Panama – 0.1%
Panama Government International Bonds 8.88%, 9/30/27	$58,000	$62,906
Poland – 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	15,000	14,906
5.50%, 11/16/27	10,000	10,337
4.63%, 3/18/29	31,000	31,494
Total Poland		56,737
Uruguay – 0.0%
Uruguay Government International Bonds 4.38%, 10/27/27(c)	24,761	24,912
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $539,315)		541,909
COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.4%
United States – 10.4%
BANK
3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	172,407
4.26%, 5/15/61, Series 2018-BN12, Class A4^(a)	150,000	150,031
BBCMS Mortgage Trust
4.31%, 12/15/51, Series 2018-C2, Class A5	200,000	200,449
5.95%, 3/15/57, Series 2024-5C25, Class A3	200,000	209,903
5.21%, 9/15/57, Series 2024-5C29, Class A3	200,000	205,722
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	181,796	178,823
5.93%, 3/15/57, Series 2024-V6, Class A3	142,000	148,827
Citigroup Commercial Mortgage Trust 3.70%, 10/10/49, Series 2016-P5, Class B^(a)	110,000	98,899
COMM Mortgage Trust 4.74%, 2/10/49, Series 2016-CR28, Class B^(a)	100,000	98,512
CSAIL Commercial Mortgage Trust
3.96%, 4/15/50, Series 2015-C1, Class B^(a)	150,000	145,267
3.33%, 6/15/52, Series 2019-C16, Class A3	192,000	185,451
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	250,000	247,506
1.47%, 9/25/27, Series K740, Class A2	250,000	238,146
3.29%, 11/25/27, Series K071, Class A2	250,000	246,543
4.74%, 8/25/28, Series K508, Class A2^(a)	250,000	254,885
4.80%, 9/25/28, Series K507, Class A2^(a)	250,000	255,377
4.86%, 10/25/28, Series K511, Class A2	250,000	255,987
3.30%, 4/25/29, Series K092, Class A2	140,000	137,039
GS Mortgage Securities Trust
3.73%, 11/10/48, Series 2015-GS1, Class A3	217,790	217,110
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	98,260
4.14%, 3/10/51, Series 2018-GS9, Class AS^(a)	237,000	228,505
Investments	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 11/15/49, Series 2016-C31, Class A5	$150,000	$147,100
Morgan Stanley Capital I Trust 4.46%, 12/15/50, Series 2017-HR2, Class C^(a)	160,000	153,825
UBS Commercial Mortgage Trust 3.46%, 6/15/50, Series 2017-C1, Class A4	200,000	196,544
Wells Fargo Commercial Mortgage Trust 2.60%, 6/15/49, Series 2016-C34, Class A2	6,545	6,522
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $4,415,636)		4,477,640
ASSET-BACKED SECURITIES – 1.3%
United States – 1.3%
American Express Credit Account Master Trust 5.23%, 4/15/29, Series 2024-1, Class A	225,000	229,541
Exeter Automobile Receivables Trust
5.57%, 9/15/28, Series 2024-3A, Class B	50,000	50,308
5.70%, 7/16/29, Series 2024-3A, Class C	50,000	50,656
John Deere Owner Trust 4.42%, 2/17/32, Series 2025-A, Class A4	100,000	101,323
Synchrony Card Funding LLC 5.54%, 7/15/29, Series 2023-A1, Class A	120,000	121,362
TOTAL ASSET-BACKED SECURITIES (Cost: $545,085)		553,190
	Shares
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(e) (Cost: $24,897)	24,897	24,897
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(e) (Cost: $661,790)	661,790	661,790
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $43,566,167)		44,067,418
Other Liabilities less Assets – (2.0)%		(880,999)
NET ASSETS – 100.0%		$43,186,419

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Rate shown reflects the accrual rate as of August 31, 2025 on securities with variable or step rates.

(b)     Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2025.

(c)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,501,999 and the total market value of the collateral held by the Fund was $1,550,182. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $888,392.

(d)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)     Rate shown represents annualized 7-day yield as of August 31, 2025.

See Notes to Financial Statements.

WisdomTree Trust    219

Schedule of Investments (concluded) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond	1	12/19/25	$(114,250)	$(65)
U.S. Treasury Ultra Long Term Bond	1	12/19/25	(116,562)	670
			$(230,812)	$605
Long Exposure
2 Year U.S. Treasury Note	2	12/31/25	$417,078	$246
5 Year U.S. Treasury Note	41	12/31/25	4,488,219	9,401
10 Year U.S. Treasury Note	18	12/19/25	2,025,000	5,750
Ultra 10 Year U.S. Treasury Note	1	12/19/25	114,406	287
			$7,044,703	$15,684
Total – Net			$6,813,891	$16,289

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$4,289,308	$—	$4,289,308
U.S. Government Obligations	—	11,514,897	—	11,514,897
Corporate Bonds	—	21,998,808	—	21,998,808
Foreign Government Agencies	—	4,979	—	4,979
Foreign Government Obligations	—	541,909	—	541,909
Commercial Mortgage-Backed Securities	—	4,477,640	—	4,477,640
Asset-Backed Securities	—	553,190	—	553,190
Mutual Fund	—	24,897	—	24,897
Investment of Cash Collateral for Securities Loaned	—	661,790	—	661,790
Total Investments in Securities	$—	$44,067,418	$—	$44,067,418
Financial Derivative Instruments
Futures Contracts[1]	$16,354	$—	$—	$16,354
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(65)	$—	$—	$(65)
Total – Net	$16,289	$44,067,418	$—	$44,083,707

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

220    WisdomTree Trust

Schedule of Investments WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2025
Investments	Shares	Value
COMMON STOCKS – 86.8%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	73	$180,522
Ireland – 0.0%
IT Services – 0.0%
Accenture PLC, Class A	78	20,278
Netherlands – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
NXP Semiconductors NV	1,626	381,866
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	8,337	238,271
Switzerland – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
TE Connectivity PLC	1,214	250,691
United Kingdom – 0.1%
Hotels, Restaurants & Leisure – 0.1%
Flutter Entertainment PLC*	476	146,213
United States – 86.3%
Aerospace & Defense – 1.8%
Axon Enterprise, Inc.*	339	253,331
Boeing Co.*	3,075	721,641
General Dynamics Corp.	922	299,254
General Electric Co.	4,735	1,303,072
HEICO Corp.	586	182,844
Howmet Aerospace, Inc.	1,871	325,741
L3Harris Technologies, Inc.	801	222,374
Lockheed Martin Corp.	834	379,995
Northrop Grumman Corp.	687	405,357
RTX Corp.	6,223	986,968
TransDigm Group, Inc.	212	296,563
Total Aerospace & Defense		5,377,140
Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	911	109,812
FedEx Corp.	571	131,941
United Parcel Service, Inc., Class B	176	15,389
Total Air Freight & Logistics		257,142
Automobiles – 1.8%
Ford Motor Co.	30,372	357,479
General Motors Co.	8,275	484,832
Tesla, Inc.*	13,814	4,612,080
Total Automobiles		5,454,391
Banks – 3.3%
Bank of America Corp.	35,899	1,821,515
Citigroup, Inc.	8,334	804,814
Citizens Financial Group, Inc.	2,298	120,140
Fifth Third Bancorp	2,952	135,113
Investments	Shares	Value
First Citizens BancShares, Inc., Class A	13	$25,791
Huntington Bancshares, Inc.	6,091	108,481
JPMorgan Chase & Co.	13,093	3,946,492
KeyCorp	9,385	181,694
M&T Bank Corp.	690	139,145
PNC Financial Services Group, Inc.	1,925	399,322
Regions Financial Corp.	3,307	90,579
Truist Financial Corp.	6,315	295,668
U.S. Bancorp	6,687	326,526
Wells Fargo & Co.	16,946	1,392,622
Total Banks		9,787,902
Beverages – 0.9%
Brown-Forman Corp., Class B	1,676	50,180
Coca-Cola Co.	20,631	1,423,333
Constellation Brands, Inc., Class A	910	147,365
Keurig Dr. Pepper, Inc.	371	10,792
Monster Beverage Corp.*	4,633	289,146
PepsiCo, Inc.	5,982	889,224
Total Beverages		2,810,040
Biotechnology – 1.3%
AbbVie, Inc.	8,780	1,847,312
Alnylam Pharmaceuticals, Inc.*	590	263,441
Amgen, Inc.	2,339	672,954
Biogen, Inc.*	1,914	253,069
Gilead Sciences, Inc.	5,975	674,996
Moderna, Inc.*(a)	449	10,817
Natera, Inc.*	137	23,050
Regeneron Pharmaceuticals, Inc.	240	139,368
United Therapeutics Corp.*	91	27,733
Vertex Pharmaceuticals, Inc.*	161	62,954
Total Biotechnology		3,975,694
Broadline Retail – 3.8%
Amazon.com, Inc.*	48,241	11,047,189
eBay, Inc.	2,079	188,378
Total Broadline Retail		11,235,567
Building Products – 0.3%
Builders FirstSource, Inc.*(a)	708	98,186
Carlisle Cos., Inc.	122	47,079
Carrier Global Corp.	2,670	174,084
Johnson Controls International PLC(a)	1,427	152,532
Lennox International, Inc.	134	74,753
Masco Corp.	924	67,812
Owens Corning	207	31,085
Trane Technologies PLC	469	194,916
Total Building Products		840,447
Capital Markets – 3.4%
Ameriprise Financial, Inc.	717	369,119
Ares Management Corp., Class A	818	146,586
Bank of New York Mellon Corp.	3,326	351,226

See Notes to Financial Statements.

WisdomTree Trust    221

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2025
Investments	Shares	Value
Blackrock, Inc.	723	$814,922
Blackstone, Inc.	4,184	717,138
Carlyle Group, Inc.	2,821	182,124
Charles Schwab Corp.	8,613	825,470
CME Group, Inc.	1,364	363,520
Coinbase Global, Inc., Class A*	986	300,277
FactSet Research Systems, Inc.	20	7,466
Goldman Sachs Group, Inc.	1,527	1,137,997
Interactive Brokers Group, Inc., Class A	860	53,526
Intercontinental Exchange, Inc.	2,617	462,162
KKR & Co., Inc.	3,586	500,211
LPL Financial Holdings, Inc.	386	140,689
Moody’s Corp.	825	420,552
Morgan Stanley	8,102	1,219,189
MSCI, Inc.	352	199,837
Nasdaq, Inc.	2,461	233,155
Northern Trust Corp.	819	107,518
Raymond James Financial, Inc.	976	165,373
Robinhood Markets, Inc., Class A*	1,367	142,209
S&P Global, Inc.	1,525	836,371
State Street Corp.	1,509	173,490
T Rowe Price Group, Inc.	1,510	162,506
Total Capital Markets		10,032,633
Chemicals – 0.8%
Air Products & Chemicals, Inc.	1,060	311,757
CF Industries Holdings, Inc.	717	62,114
Corteva, Inc.	2,847	211,219
Dow, Inc.	116	2,857
DuPont de Nemours, Inc.	1,397	107,457
Ecolab, Inc.	1,209	334,941
International Flavors & Fragrances, Inc.	293	19,780
Linde PLC	812	388,372
LyondellBasell Industries NV, Class A	126	7,100
PPG Industries, Inc.	2,531	281,523
RPM International, Inc.	547	68,545
Sherwin-Williams Co.	1,092	399,486
Westlake Corp.(a)	675	59,279
Total Chemicals		2,254,430
Commercial Services & Supplies – 0.5%
Cintas Corp.	1,787	375,324
Copart, Inc.*	1,335	65,161
Republic Services, Inc.	1,224	286,379
Rollins, Inc.	1,507	85,206
Veralto Corp.	1,397	148,347
Waste Connections, Inc.	139	25,689
Waste Management, Inc.	1,719	389,164
Total Commercial Services & Supplies		1,375,270
Communications Equipment – 0.8%
Arista Networks, Inc.*	4,925	672,509
Cisco Systems, Inc.	20,955	1,447,781
Investments	Shares	Value
Motorola Solutions, Inc.	622	$293,870
Ubiquiti, Inc.	128	67,601
Total Communications Equipment		2,481,761
Construction & Engineering – 0.1%
Quanta Services, Inc.	597	225,642
Construction Materials – 0.2%
CRH PLC	1,662	187,723
Martin Marietta Materials, Inc.	340	209,576
Vulcan Materials Co.	597	173,822
Total Construction Materials		571,121
Consumer Finance – 0.7%
American Express Co.	3,693	1,223,417
Capital One Financial Corp.	3,217	730,967
SoFi Technologies, Inc.*(a)	3,206	81,881
Synchrony Financial	2,140	163,368
Total Consumer Finance		2,199,633
Consumer Staples Distribution & Retail – 2.0%
Costco Wholesale Corp.	1,906	1,797,968
Dollar General Corp.	1,502	163,357
Kroger Co.	2,508	170,143
Sysco Corp.	2,129	171,321
Target Corp.	710	68,146
Walmart, Inc.	37,403	3,627,343
Total Consumer Staples Distribution & Retail		5,998,278
Containers & Packaging – 0.1%
Avery Dennison Corp.	445	76,384
Ball Corp.	1,147	60,378
International Paper Co.	1,309	65,031
Packaging Corp. of America	339	73,889
Smurfit WestRock PLC	1,541	72,982
Total Containers & Packaging		348,664
Distributors – 0.1%
Genuine Parts Co.	1,008	140,445
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	30,950	906,525
Verizon Communications, Inc.	19,177	848,199
Total Diversified Telecommunication Services		1,754,724
Electric Utilities – 1.1%
Alliant Energy Corp.	954	62,077
American Electric Power Co., Inc.	2,492	276,662
Constellation Energy Corp.	1,621	499,236
Duke Energy Corp.	3,577	438,147
Edison International	1,528	85,767
Entergy Corp.	1,959	172,568
Eversource Energy	1,651	105,780
Exelon Corp.	4,716	205,995
FirstEnergy Corp.	2,099	91,558
NextEra Energy, Inc.	9,667	696,507
See Notes to Financial Statements.

222    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2025
Investments	Shares	Value
NRG Energy, Inc.	285	$41,485
PG&E Corp.	3,715	56,765
PPL Corp.	1,654	60,321
Southern Co.	4,610	425,503
Xcel Energy, Inc.	2,427	175,690
Total Electric Utilities		3,394,061
Electrical Equipment – 0.7%
AMETEK, Inc.	1,225	226,380
Eaton Corp. PLC	840	293,278
Emerson Electric Co.	3,165	417,780
GE Vernova, Inc.	1,231	754,566
Hubbell, Inc.	127	54,736
Rockwell Automation, Inc.	700	240,401
Vertiv Holdings Co., Class A	690	88,009
Total Electrical Equipment		2,075,150
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	5,997	652,833
CDW Corp.	181	29,822
Corning, Inc.	5,893	395,008
Keysight Technologies, Inc.*	1,464	239,261
Ralliant Corp.*	440	18,396
Teledyne Technologies, Inc.*	235	126,470
Trimble, Inc.*	689	55,685
Zebra Technologies Corp., Class A*	12	3,805
Total Electronic Equipment, Instruments & Components		1,521,280
Energy Equipment & Services – 0.1%
Baker Hughes Co.	5,284	239,893
Halliburton Co.	1,408	32,004
Schlumberger NV	3,232	119,067
Total Energy Equipment & Services		390,964
Entertainment – 1.5%
Electronic Arts, Inc.	1,211	208,231
Liberty Media Corp.-Liberty Formula One, Class C*	1,402	140,060
Live Nation Entertainment, Inc.*(a)	1,301	216,603
Netflix, Inc.*	1,984	2,397,168
ROBLOX Corp., Class A*	2,973	370,406
Take-Two Interactive Software, Inc.*	770	179,618
Walt Disney Co.	8,087	957,339
Warner Bros Discovery, Inc.*	6,768	78,780
Total Entertainment		4,548,205
Financial Services – 4.2%
Affirm Holdings, Inc.*(a)	800	70,768
Apollo Global Management, Inc.	4,544	619,029
Berkshire Hathaway, Inc., Class B*	9,621	4,839,171
Block, Inc.*	2,292	182,535
Corebridge Financial, Inc.	4,194	145,825
Corpay, Inc.*	341	111,054
Fidelity National Information Services, Inc.	604	42,165
Fiserv, Inc.*	897	123,947
Investments	Shares	Value
Global Payments, Inc.	800	$71,056
Mastercard, Inc., Class A	4,313	2,567,486
PayPal Holdings, Inc.*	5,758	404,154
Toast, Inc., Class A*	1,524	68,732
Visa, Inc., Class A	9,242	3,251,151
Total Financial Services		12,497,073
Food Products – 0.4%
Archer-Daniels-Midland Co.	2,375	148,770
General Mills, Inc.	668	32,952
Hershey Co.	801	147,184
Hormel Foods Corp.	1,415	35,998
Kellanova	4,633	368,323
Kraft Heinz Co.	2,232	62,429
McCormick & Co., Inc., Non-Voting Shares	1,430	100,629
Mondelez International, Inc., Class A	4,904	301,302
Tyson Foods, Inc., Class A	1,910	108,450
Total Food Products		1,306,037
Gas Utilities – 0.0%
Atmos Energy Corp.	583	96,854
Ground Transportation – 0.9%
CSX Corp.	13,076	425,101
JB Hunt Transport Services, Inc.	481	69,740
Norfolk Southern Corp.	1,306	365,654
Old Dominion Freight Line, Inc.	843	127,268
Uber Technologies, Inc.*	9,376	879,000
Union Pacific Corp.	3,449	771,093
XPO, Inc.*	458	59,402
Total Ground Transportation		2,697,258
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	8,701	1,154,275
Align Technology, Inc.*	54	7,666
Baxter International, Inc.	330	8,148
Becton Dickinson & Co.	899	173,489
Boston Scientific Corp.*	7,152	754,536
Cooper Cos., Inc.*	146	9,840
Dexcom, Inc.*	927	69,840
Edwards Lifesciences Corp.*	3,852	313,322
GE HealthCare Technologies, Inc.	2,293	169,063
Hologic, Inc.*	1,290	86,585
IDEXX Laboratories, Inc.*	451	291,837
Insulet Corp.*	369	125,416
Intuitive Surgical, Inc.*	1,245	589,252
Medtronic PLC	5,008	464,792
ResMed, Inc.	724	198,745
STERIS PLC	120	29,407
Stryker Corp.	1,966	769,512
Zimmer Biomet Holdings, Inc.	1,044	110,768
Total Health Care Equipment & Supplies		5,326,493

See Notes to Financial Statements.

WisdomTree Trust    223

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2025
Investments	Shares	Value
Health Care Providers & Services – 1.2%
Cardinal Health, Inc.	1,215	$180,768
Cencora, Inc.	830	242,036
Centene Corp.*	324	9,409
Cigna Group	1,675	503,957
CVS Health Corp.	5,107	373,577
Elevance Health, Inc.	107	34,096
HCA Healthcare, Inc.	941	380,126
Humana, Inc.	443	134,521
Labcorp Holdings, Inc.	370	102,856
McKesson Corp.	629	431,897
Molina Healthcare, Inc.*	18	3,255
Quest Diagnostics, Inc.	637	115,705
UnitedHealth Group, Inc.	3,413	1,057,586
Total Health Care Providers & Services		3,569,789
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	369	30,420
Ventas, Inc.	1,411	96,061
Welltower, Inc.	2,506	421,710
Total Health Care REITs		548,191
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	858	230,974
Hotels, Restaurants & Leisure – 1.6%
Airbnb, Inc., Class A*	3,342	436,231
Booking Holdings, Inc.	128	716,678
Carnival Corp.*	4,396	140,188
Chipotle Mexican Grill, Inc.*	248	10,451
Darden Restaurants, Inc.	514	106,367
Domino’s Pizza, Inc.	120	54,996
DoorDash, Inc., Class A*	1,965	481,916
DraftKings, Inc., Class A*	4,122	197,774
Expedia Group, Inc.	607	130,384
Hilton Worldwide Holdings, Inc.	1,052	290,415
Las Vegas Sands Corp.	1,182	68,119
Marriott International, Inc., Class A	1,412	378,218
McDonald’s Corp.	3,025	948,459
Royal Caribbean Cruises Ltd.	259	94,074
Starbucks Corp.	4,616	407,085
Yum! Brands, Inc.	1,286	189,003
Total Hotels, Restaurants & Leisure		4,650,358
Household Durables – 0.3%
DR Horton, Inc.(a)	1,568	265,745
Garmin Ltd.	477	115,348
Lennar Corp., Class A(a)	2,423	322,598
NVR, Inc.*	2	16,235
PulteGroup, Inc.	953	125,815
Total Household Durables		845,741
Household Products – 0.9%
Church & Dwight Co., Inc.	1,220	113,655
Clorox Co.	236	27,895
Investments	Shares	Value
Colgate-Palmolive Co.	3,974	$334,094
Kimberly-Clark Corp.	1,630	210,498
Procter & Gamble Co.	12,139	1,906,309
Total Household Products		2,592,451
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	1,751	331,132
Industrial Conglomerates – 0.4%
3M Co.	2,557	397,690
Honeywell International, Inc.	3,052	669,914
Total Industrial Conglomerates		1,067,604
Industrial REITs – 0.2%
Prologis, Inc.	4,151	472,301
Insurance – 1.3%
Aflac, Inc.	2,681	286,492
Allstate Corp.	1,175	239,054
American International Group, Inc.	3,839	312,187
Aon PLC, Class A	359	131,753
Arch Capital Group Ltd.	585	53,545
Arthur J Gallagher & Co.	641	194,063
Brown & Brown, Inc.	765	74,167
Chubb Ltd.	682	187,598
Cincinnati Financial Corp.	698	107,213
Erie Indemnity Co., Class A	120	42,525
Everest Group Ltd.	23	7,863
Fidelity National Financial, Inc.	1,135	67,952
Hartford Insurance Group, Inc.	1,016	134,427
Loews Corp.	312	30,201
Markel Group, Inc.*(a)	16	31,345
Marsh & McLennan Cos., Inc.	2,486	511,644
MetLife, Inc.	4,650	378,324
Principal Financial Group, Inc.	1,404	113,036
Progressive Corp.	1,815	448,414
Prudential Financial, Inc.	1,683	184,558
Travelers Cos., Inc.	968	262,822
Willis Towers Watson PLC	123	40,195
WR Berkley Corp.	1,171	83,949
Total Insurance		3,923,327
Interactive Media & Services – 7.1%
Alphabet, Inc., Class A	57,586	12,260,635
Meta Platforms, Inc., Class A	11,819	8,730,695
Pinterest, Inc., Class A*	3,310	121,245
Snap, Inc., Class A*	1,954	13,952
Total Interactive Media & Services		21,126,527
IT Services – 0.5%
Cloudflare, Inc., Class A*	1,677	350,007
Cognizant Technology Solutions Corp., Class A	1,856	134,096
Gartner, Inc.*	46	11,555
GoDaddy, Inc., Class A*	68	10,085
International Business Machines Corp.	2,221	540,791

See Notes to Financial Statements.

224    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2025
Investments	Shares	Value
MongoDB, Inc.*	16	$5,050
Snowflake, Inc.*	1,705	406,915
Twilio, Inc., Class A*	865	91,353
VeriSign, Inc.	244	66,702
Total IT Services		1,616,554
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	641	80,548
Danaher Corp.	2,010	413,698
Illumina, Inc.*	1,159	115,854
IQVIA Holdings, Inc.*	28	5,343
Mettler-Toledo International, Inc.*	120	156,125
Thermo Fisher Scientific, Inc.	1,229	605,553
Waters Corp.*	78	23,540
West Pharmaceutical Services, Inc.	519	128,167
Total Life Sciences Tools & Services		1,528,828
Machinery – 1.2%
Caterpillar, Inc.	1,938	812,099
Cummins, Inc.	670	266,955
Deere & Co.	1,293	618,881
Dover Corp.	732	130,926
Fortive Corp.	602	28,812
IDEX Corp.	251	41,289
Illinois Tool Works, Inc.	1,183	313,081
Ingersoll Rand, Inc.	1,512	120,098
Otis Worldwide Corp.	1,131	97,696
PACCAR, Inc.	2,502	250,150
Parker-Hannifin Corp.	696	528,508
Pentair PLC	126	13,549
Snap-on, Inc.	232	75,456
Westinghouse Air Brake Technologies Corp.	545	105,457
Xylem, Inc.	1,389	196,627
Total Machinery		3,599,584
Media – 0.3%
Charter Communications, Inc., Class A*(a)	90	23,902
Comcast Corp., Class A	17,652	599,638
Fox Corp., Class A	2,111	126,027
News Corp., Class A	2,106	61,938
Omnicom Group, Inc.	1,979	155,015
Trade Desk, Inc., Class A*	1,120	61,219
Total Media		1,027,739
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	7,269	322,744
Newmont Corp.	4,429	329,518
Nucor Corp.	860	127,908
Reliance, Inc.	5	1,478
Steel Dynamics, Inc.	832	108,925
Total Metals & Mining		890,573
Multi-Utilities – 0.6%
Ameren Corp.	1,421	141,787
CenterPoint Energy, Inc.	3,083	116,260
Investments	Shares	Value
CMS Energy Corp.	1,739	$124,460
Consolidated Edison, Inc.	1,500	147,345
Dominion Energy, Inc.	4,068	243,673
DTE Energy Co.	920	125,718
NiSource, Inc.	355	15,006
Public Service Enterprise Group, Inc.	2,915	239,992
Sempra	3,459	285,575
WEC Energy Group, Inc.	1,954	208,121
Total Multi-Utilities		1,647,937
Oil, Gas & Consumable Fuels – 2.5%
Cheniere Energy, Inc.	362	87,539
Chevron Corp.	10,341	1,660,765
ConocoPhillips	5,957	589,564
Coterra Energy, Inc.	2,273	55,552
Devon Energy Corp.	2,566	92,633
Diamondback Energy, Inc.	681	101,306
EOG Resources, Inc.	2,435	303,937
EQT Corp.	1,773	91,912
Expand Energy Corp.	167	16,162
Exxon Mobil Corp.	21,388	2,444,434
Kinder Morgan, Inc.	7,666	206,829
Marathon Petroleum Corp.	1,758	315,930
Occidental Petroleum Corp.	1,294	61,607
ONEOK, Inc.	2,024	154,593
Phillips 66	2,607	348,243
Targa Resources Corp.	913	153,165
Texas Pacific Land Corp.	106	98,949
Valero Energy Corp.	2,349	357,071
Williams Cos., Inc.	5,060	292,873
Total Oil, Gas & Consumable Fuels		7,433,064
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	1,268	78,337
Southwest Airlines Co.	2,688	88,435
United Airlines Holdings, Inc.*	2,229	234,045
Total Passenger Airlines		400,817
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	1,478	135,577
Kenvue, Inc.	6,077	125,855
Total Personal Care Products		261,432
Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.	8,400	396,312
Eli Lilly & Co.	3,321	2,432,898
Johnson & Johnson	14,317	2,536,543
Merck & Co., Inc.	8,116	682,718
Pfizer, Inc.	26,226	649,356
Zoetis, Inc.	1,993	311,705
Total Pharmaceuticals		7,009,532
Professional Services – 0.4%
Amentum Holdings, Inc.*(a)	10	250
Automatic Data Processing, Inc.	1,751	532,392

See Notes to Financial Statements.

WisdomTree Trust    225

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2025
Investments	Shares	Value
Booz Allen Hamilton Holding Corp.	234	$25,440
Broadridge Financial Solutions, Inc.	233	59,559
Equifax, Inc.	316	77,831
Jacobs Solutions, Inc.	459	67,120
Leidos Holdings, Inc.	500	90,460
Paychex, Inc.	1,223	170,553
SS&C Technologies Holdings, Inc.	947	83,961
TransUnion	675	59,670
Verisk Analytics, Inc.	161	43,167
Total Professional Services		1,210,403
Real Estate Management & Development – 0.2%
CBRE Group, Inc., Class A*	1,677	271,875
CoStar Group, Inc.*	2,330	208,512
Zillow Group, Inc., Class C*	806	67,954
Total Real Estate Management & Development		548,341
Residential REITs – 0.1%
AvalonBay Communities, Inc.	450	88,132
Equity Residential	1,183	78,220
Essex Property Trust, Inc.	227	61,338
Invitation Homes, Inc.	1,403	43,900
Mid-America Apartment Communities, Inc.	397	57,891
Total Residential REITs		329,481
Retail REITs – 0.2%
Kimco Realty Corp.	2,844	63,962
Realty Income Corp.	3,575	210,067
Simon Property Group, Inc.	1,631	294,656
Total Retail REITs		568,685
Semiconductors & Semiconductor Equipment – 11.2%
Advanced Micro Devices, Inc.*	7,103	1,155,161
Analog Devices, Inc.	2,969	746,139
Applied Materials, Inc.	2,154	346,277
Broadcom, Inc.	20,089	5,974,268
First Solar, Inc.*	107	20,885
Intel Corp.*	12,438	302,865
KLA Corp.	829	722,888
Lam Research Corp.	9,485	949,923
Marvell Technology, Inc.	3,240	203,683
Microchip Technology, Inc.	346	22,490
Micron Technology, Inc.	4,253	506,150
Monolithic Power Systems, Inc.	339	283,323
NVIDIA Corp.	117,176	20,409,716
ON Semiconductor Corp.*	4,949	245,421
Qualcomm, Inc.	5,777	928,537
Teradyne, Inc.	143	16,908
Texas Instruments, Inc.	3,024	612,299
Total Semiconductors & Semiconductor Equipment		33,446,933
Software – 9.7%
Adobe, Inc.*	578	206,173
AppLovin Corp., Class A*	1,597	764,308
Atlassian Corp., Class A*	387	68,801
Investments	Shares	Value
Autodesk, Inc.*	1,174	$369,458
Cadence Design Systems, Inc.*	1,290	452,055
Crowdstrike Holdings, Inc., Class A*	1,131	479,205
Datadog, Inc., Class A*	925	126,429
Docusign, Inc.*	318	24,378
Dynatrace, Inc.*	2,214	112,028
Fair Isaac Corp.*	24	36,519
Fortinet, Inc.*	638	50,255
Gen Digital, Inc.	2,353	71,061
Guidewire Software, Inc.*	80	17,362
HubSpot, Inc.*	20	9,663
Intuit, Inc.	594	396,198
Manhattan Associates, Inc.*	358	77,128
Microsoft Corp.	33,986	17,220,366
Nutanix, Inc., Class A*	345	23,187
Oracle Corp.	12,414	2,807,178
Palantir Technologies, Inc., Class A*	9,869	1,546,571
Palo Alto Networks, Inc.*(a)	3,196	608,902
PTC, Inc.*	582	124,257
Roper Technologies, Inc.	363	191,051
Salesforce, Inc.	3,528	904,050
ServiceNow, Inc.*	951	872,504
Strategy, Inc.*(a)	107	35,782
Synopsys, Inc.*	920	555,238
Tyler Technologies, Inc.*	213	119,893
Workday, Inc., Class A*	1,016	234,513
Zoom Communications, Inc., Class A*	1,780	144,928
Zscaler, Inc.*	786	217,761
Total Software		28,867,202
Specialized REITs – 0.6%
American Tower Corp.	1,920	391,392
Crown Castle, Inc.	2,363	234,268
Digital Realty Trust, Inc.	1,521	254,981
Equinix, Inc.	258	202,837
Extra Space Storage, Inc.	1,009	144,872
Iron Mountain, Inc.	1,298	119,844
Public Storage	563	165,854
SBA Communications Corp.	214	43,838
VICI Properties, Inc.	2,336	78,910
Weyerhaeuser Co.	5,040	130,385
Total Specialized REITs		1,767,181
Specialty Retail – 1.6%
AutoZone, Inc.*	97	407,258
Best Buy Co., Inc.	337	24,817
Burlington Stores, Inc.*	146	42,439
Carvana Co.*	238	88,517
Home Depot, Inc.	4,516	1,836,973
Lowe’s Cos., Inc.	2,581	666,053
O’Reilly Automotive, Inc.*	3,571	370,241
Ross Stores, Inc.	1,501	220,887
TJX Cos., Inc.	4,856	663,378
See Notes to Financial Statements.

226    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2025
Investments	Shares	Value
Tractor Supply Co.	2,465	$152,238
Ulta Beauty, Inc.*	231	113,821
Williams-Sonoma, Inc.	637	119,877
Total Specialty Retail		4,706,499
Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	66,181	15,363,257
Dell Technologies, Inc., Class C	2,824	344,952
Hewlett Packard Enterprise Co.	2,453	55,364
HP, Inc.	1,564	44,637
NetApp, Inc.	1,438	162,192
Pure Storage, Inc., Class A*	1,517	117,734
Sandisk Corp.*	128	6,716
Seagate Technology Holdings PLC	580	97,092
Super Micro Computer, Inc.*	2,965	123,166
Western Digital Corp.	2,644	212,419
Total Technology Hardware, Storage & Peripherals		16,527,529
Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp.*	9	1,077
Lululemon Athletica, Inc.*	11	2,224
NIKE, Inc., Class B	5,054	391,028
Total Textiles, Apparel & Luxury Goods		394,329
Tobacco – 0.4%
Altria Group, Inc.	7,883	529,816
Philip Morris International, Inc.	4,631	773,979
Total Tobacco		1,303,795
Trading Companies & Distributors – 0.3%
Fastenal Co.	4,158	206,486
Ferguson Enterprises, Inc.	689	159,263
United Rentals, Inc.	353	337,588
Watsco, Inc.(a)	95	38,226
WW Grainger, Inc.	200	202,700
Total Trading Companies & Distributors		944,263
Water Utilities – 0.0%
American Water Works Co., Inc.	898	128,872
Investments	Shares	Value
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	5,072	$1,278,093
Total United States		257,770,360
TOTAL COMMON STOCKS (Cost: $235,026,324)		258,988,201
MUTUAL FUND – 4.3%
United States – 4.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(b) (Cost: $12,900,798)	12,900,798	12,900,798
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(b) (Cost: $130,291)	130,291	130,291
TOTAL INVESTMENTS IN SECURITIES – 91.1% (Cost: $248,057,413)		272,019,290
Other Assets less Liabilities – 8.9%		26,728,524
NET ASSETS – 100.0%		$298,747,814

*     Non-income producing security.

(a)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,881,639.The Fund also had securities on loan having a total market value of $78,861 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,000,243. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,869,952.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	760	10/29/25	$265,027,200	$6,399,854

See Notes to Financial Statements.

WisdomTree Trust    227

Schedule of Investments (concluded) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$258,988,201	$—	$—	$258,988,201
Mutual Fund	—	12,900,798	—	12,900,798
Investment of Cash Collateral for Securities Loaned	—	130,291	—	130,291
Total Investments in Securities	$258,988,201	$13,031,089	$—	$272,019,290
Financial Derivative Instruments
Futures Contracts[1]	$6,399,854	$—	$—	$6,399,854
Total – Net	$265,388,055	$13,031,089	$—	$278,419,144

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

228    WisdomTree Trust

Schedule of Investments WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) August 31, 2025
Investments	Shares	Value
COMMON STOCKS – 88.7%
Australia – 10.1%
Evolution Mining Ltd.	260,544	$1,476,756
Genesis Minerals Ltd.*	25,702	75,867
Gold Road Resources Ltd.	125,998	276,260
Northern Star Resources Ltd.	159,061	1,966,551
OceanaGold Corp.	30,445	556,589
Perseus Mining Ltd.	179,534	444,169
Ramelius Resources Ltd.	119,241	247,397
Regis Resources Ltd.*	109,995	326,842
St. Barbara Ltd.*	80,960	18,546
Vault Minerals Ltd.*	418,971	146,706
West African Resources Ltd.*	129,164	256,995
Westgold Resources Ltd.*	60,922	137,165
Total Australia		5,929,843
Brazil – 4.2%
Wheaton Precious Metals Corp.	24,252	2,435,386
Burkina Faso – 1.1%
IAMGOLD Corp.*	66,958	623,379
Canada – 39.1%
Agnico Eagle Mines Ltd.	32,232	4,646,887
Alamos Gold, Inc., Class A	55,841	1,700,388
B2Gold Corp.	148,335	612,624
Barrick Mining Corp.	143,224	3,814,055
Centerra Gold, Inc.	29,292	239,166
Dundee Precious Metals, Inc.	26,723	495,552
Equinox Gold Corp.*	39,429	345,398
Franco-Nevada Corp.	12,436	2,344,448
GoGold Resources, Inc.*	37,470	66,319
Integra Resources Corp.*	1,629	3,726
K92 Mining, Inc.*	31,282	352,932
Kinross Gold Corp.	142,266	2,973,359
Lundin Gold, Inc.	11,354	698,383
New Gold, Inc.*	95,716	564,724
OR Royalties, Inc.	21,967	706,459
Pan American Silver Corp.	51,174	1,735,822
Sandstorm Gold Ltd.	26,614	297,012
SSR Mining, Inc.*	29,721	573,913
Torex Gold Resources, Inc.*	12,073	402,829
Wesdome Gold Mines Ltd.*	19,683	261,350
Total Canada		22,835,346
China – 2.6%
Shandong Gold Mining Co. Ltd., Class A	41,400	193,899
Zhaojin Mining Industry Co. Ltd., Class H(a)	187,500	579,635
Zijin Mining Group Co. Ltd., Class A	232,200	752,397
Total China		1,525,931
Investments	Shares	Value
Ivory Coast – 1.5%
Endeavour Mining PLC	25,848	$898,971
Kazakhstan – 0.0%
Solidcore Resources PLC*	4,821	18,175
Mexico – 1.1%
Fresnillo PLC	26,165	632,062
Peru – 1.1%
Cia de Minas Buenaventura SAA, ADR	32,206	616,423
Russia – 0.0%
Petropavlovsk PLC*^	40,769	0
South Africa – 6.8%
Gold Fields Ltd., ADR	89,458	2,995,054
Harmony Gold Mining Co. Ltd., ADR	75,401	1,001,325
Total South Africa		3,996,379
Turkey – 1.1%
Eldorado Gold Corp.*	25,669	636,078
United Kingdom – 6.4%
Anglogold Ashanti PLC	65,912	3,734,574
United States – 13.6%
Coeur Mining, Inc.*	36,566	480,843
Newmont Corp.	58,989	4,388,782
Newmont Corp., CDI	23,747	1,738,574
Royal Gold, Inc.	7,511	1,348,825
Total United States		7,957,024
TOTAL COMMON STOCKS (Cost: $38,057,239)		51,839,571
MUTUAL FUND – 5.9%
United States – 5.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(b) (Cost: $3,424,953)	3,424,953	3,424,953
TOTAL INVESTMENTS IN SECURITIES – 94.6% (Cost: $41,482,192)		55,264,524
Other Assets less Liabilities – 5.4%		3,146,279
NET ASSETS – 100.0%		$58,410,803

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $456,901 and the total market value of the collateral held by the Fund was $491,825, which was entirely composed of non-cash U.S. Government securities.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

See Notes to Financial Statements.

WisdomTree Trust    229

Schedule of Investments (concluded) WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) August 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	148	10/29/25	$51,610,560	$1,224,186

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Australia	$5,672,848	$256,995	$—	$5,929,843
Russia	—	—	0*	0
Other	45,909,728	—	—	45,909,728
Mutual Fund	—	3,424,953	—	3,424,953
Total Investments in Securities	$51,582,576	$3,681,948	$0	$55,264,524
Financial Derivative Instruments
Futures Contracts[1]	$1,224,186	$—	$—	$1,224,186
Total – Net	$52,806,762	$3,681,948	$0	$56,488,710

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

230    WisdomTree Trust

Schedule of Investments WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 76.6%
U.S. Treasury Bill – 76.6%
4.11%, 2/5/26* (Cost: $112,999,847)	$115,000,000	$113,073,999
	Shares
EXCHANGE-TRADED FUNDS – 10.6%
United States – 10.6%
WisdomTree Bitcoin Fund^(a)	80,321	9,207,196
WisdomTree Floating Rate Treasury Fund(a)	127,739	6,423,994
TOTAL EXCHANGE-TRADED FUNDS (Cost: $12,900,222)		15,631,190
Investments	Shares	Value
MUTUAL FUND – 5.9%
United States – 5.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(b) (Cost: $8,642,523)	8,642,523	$8,642,523
TOTAL INVESTMENTS IN SECURITIES – 93.1% (Cost: $134,542,592)		137,347,712
Other Assets less Liabilities – 6.9%		10,159,489
NET ASSETS – 100.0%		$147,507,201

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$4,127,362	$3,700,423	$1,987,182	$35,334	$3,331,261	$9,207,196	$—	$—
WisdomTree Floating Rate Treasury Fund	5,621,593	2,094,323	1,290,260	(989)	(673)	6,423,994	265,505	—
WisdomTree Government Money Market Digital Fund	—	22,400,000	22,400,000	—	—	—^	—	2,136
Total	$9,748,955	$28,194,746	$25,677,442	$34,345	$3,330,588	$15,631,190	$265,505	$2,136

^     As of August 31, 2025, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	104	12/15/25	$(6,804,850)	$66,648
Aluminum	7	12/14/26	(466,251)	(32,209)
Copper	39	12/15/25	(9,672,234)	(981,012)
Nickel	30	12/15/25	(2,782,726)	144,275
Zinc	61	12/15/25	(4,303,855)	11,048
			$(24,029,916)	$(791,250)
Long Exposure
Aluminum	104	12/15/25	$6,804,850	$(349,530)
Aluminum	106	12/14/26	7,060,368	464,316
Brent Crude	133	6/30/26	8,759,380	126,738
Cattle Feeder	5	11/20/25	909,000	65,382
Cocoa	58	12/15/25	4,471,800	129,635
Coffee “C”	48	3/19/26	6,730,200	772,816
Copper	93	12/15/25	23,064,558	2,271,166
Corn	162	12/12/25	3,404,025	119,891

See Notes to Financial Statements.

WisdomTree Trust    231

Schedule of Investments (concluded) WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) August 31, 2025
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Gasoline RBOB	73	4/30/26	$6,342,328	$77,826
Gold 100 Ounce	61	12/29/25	21,448,210	3,579,001
HRW Wheat	41	12/12/25	1,065,488	(35,388)
Lean Hogs	55	12/12/25	1,922,800	79,552
Live Cattle	43	12/31/25	4,141,330	220,865
Low Sulphur Gasoil	80	12/11/25	5,208,000	50,981
Natural Gas	56	11/25/25	2,191,840	(88,116)
Nickel	27	9/15/25	2,476,426	(36,956)
Nickel	30	12/15/25	2,782,726	(315,023)
NY Harbor ULSD	55	11/28/25	5,186,643	17,364
Platinum	113	10/29/25	7,743,325	1,067,085
Silver	45	12/29/25	9,162,675	1,525,676
Soybeans	93	11/14/25	4,903,425	(35,248)
Sugar No. 11	147	9/30/25	2,695,157	18,985
Tin	25	1/19/26	4,378,000	340,409
Wheat	87	7/14/26	2,483,850	(23,908)
WTI Crude Oil	130	2/20/26	8,112,000	(424,915)
Zinc	62	10/13/25	4,376,998	(11,867)
Zinc	61	12/15/25	4,303,855	197,195
			$162,129,257	$9,803,932
Total – Net			$138,099,341	$9,012,682

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$113,073,999	$—	$113,073,999
Exchange-Traded Funds	15,631,190	—	—	15,631,190
Mutual Fund	—	8,642,523	—	8,642,523
Total Investments in Securities	$15,631,190	$121,716,522	$—	$137,347,712
Financial Derivative Instruments
Futures Contracts[1]	$11,346,854	$—	$—	$11,346,854
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,334,172)	$—	$—	$(2,334,172)
Total – Net	$24,643,872	$121,716,522	$—	$146,360,394

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

232    WisdomTree Trust

Schedule of Investments WisdomTree Equity Premium Income Fund (WTPI) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 95.9%
U.S. Treasury Bills – 95.9%
4.27%, 12/4/25*^	$140,000,000	$138,550,192
4.11%, 2/5/26*	147,500,000	145,029,694
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $283,411,441)		283,579,886
	Shares
EXCHANGE-TRADED FUND – 4.4%
United States – 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $12,912,959)	256,549	12,901,849
Investments	Shares	Value
MUTUAL FUND – 0.5%
United States – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(b) (Cost: $1,449,526)	1,449,526	1,449,526
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $297,773,926)		297,931,261
Other Liabilities less Assets – (0.8)%		(2,417,176)
NET ASSETS – 100.0%		$295,514,085

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     All or a portion of this security is held by the broker as collateral for written option contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $54,430,433 as of August 31, 2025.

(a)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)  Rate shown represents annualized 7-day yield as of August 31, 2025.
INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$5,285,086	$8,578,419	$942,870	$(2,238)	$(16,548)	$12,901,849	$396,968

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
S&P 500 Index*	(234)	$(150,111,000)	$6,415	9/19/2025	$(2,490,337)	$1,285,237	$(1,205,100)
S&P 500 Index*	(234)	(155,376,000)	6,640	10/3/2025	(4,392,224)	108,854	(4,283,370)
					$(6,882,561)	$1,394,091	$(5,488,470)

*     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

WisdomTree Trust    233

Schedule of Investments (concluded) WisdomTree Equity Premium Income Fund (WTPI) August 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$283,579,886	$—	$283,579,886
Exchange-Traded Fund	12,901,849	—	—	12,901,849
Mutual Fund	—	1,449,526	—	1,449,526
Total Investments in Securities	$12,901,849	$285,029,412	$—	$297,931,261
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(5,488,470)	$—	$(5,488,470)
Total – Net	$12,901,849	$279,540,942	$—	$292,442,791

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

234    WisdomTree Trust

Schedule of Investments WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 80.5%
U.S. Treasury Bill – 80.5%
4.11%, 2/5/26* (Cost: $132,651,009)	$135,000,000	$132,739,042
	Shares
EXCHANGE-TRADED FUNDS – 7.2%
United States – 7.2%
WisdomTree Bitcoin Fund^(a)	40,077	4,594,027
WisdomTree Floating Rate Treasury Fund(a)(b)	145,977	7,341,183
TOTAL EXCHANGE-TRADED FUNDS (Cost: $11,336,929)		11,935,210
MUTUAL FUND – 5.9%
United States – 5.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(c) (Cost: $9,735,052)	9,735,052	9,735,052
TOTAL INVESTMENTS IN SECURITIES – 93.6% (Cost: $153,722,990)		154,409,304
Other Assets less Liabilities – 6.4%		10,529,346
NET ASSETS – 100.0%		$164,938,650

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,670,399 and the total market value of the collateral held by the Fund was $2,783,563, which was entirely composed of non-cash U.S. Government securities.

(c)     Rate shown represents annualized 7-day yield as of August 31, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2025 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2025	Dividend Income
WisdomTree Bitcoin Fund	$ 2,933,344	$10,485,982	$11,709,703	$2,007,616	$876,788	$ 4,594,027	$ —
WisdomTree Floating Rate Treasury Fund	8,783,225	474,852	1,922,596	(2,554)	8,256	7,341,183	335,339
Total	$11,716,569	$10,960,834	$13,632,299	$2,005,062	$885,044	$11,935,210	$335,339

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Corn	187	12/12/25	$(3,929,337)	$(123,938)
HRW Wheat	142	12/12/25	(3,690,225)	154,677
Nickel	42	9/15/25	(3,852,218)	(71,584)
Sugar No. 11	207	9/30/25	(3,795,221)	152,290
Wheat	142	12/12/25	(3,793,175)	34,065
			$(19,060,176)	$145,510

See Notes to Financial Statements.

WisdomTree Trust    235

Schedule of Investments (concluded) WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) August 31, 2025
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	58	9/15/25	$3,795,448	$11,940
Brazilian Real	179	9/30/25	3,275,700	31,683
Brent Crude	55	9/30/25	3,711,400	86,762
Cattle Feeder	22	9/25/25	4,012,525	166,633
Copper	16	9/15/25	3,938,064	75,800
E-Mini Russell 2000 Index	116	9/19/25	13,744,840	1,112,804
Euro Stoxx 50 Index	211	9/19/25	13,242,823^	(161,809)
Gasoline RBOB	45	9/30/25	3,721,221	92,453
Gold 100 Ounce	11	10/29/25	3,835,920	68,152
Korean Won	36	9/15/25	3,241,350	(12,258)
Live Cattle	41	10/31/25	3,930,260	471,669
Low Sulphur Gasoil	56	10/10/25	3,766,000	53,060
Mexican Peso	121	9/15/25	3,238,565	10,457
Nikkei 225 Index	47	12/11/25	13,595,028^	(11,108)
NY Harbor ULSD	39	9/30/25	3,717,932	18,701
S&P 500 E-Mini Index	41	9/19/25	13,269,137	545,952
S&P/TSX 60 Index	53	9/18/25	13,091,824^	916,542
SA Rand	115	9/15/25	3,257,375	49,405
SGX INR/USD	142	9/26/25	3,215,164	(15,346)
Silver	20	10/29/25	4,037,200	191,925
U.S. Treasury Long Bond	47	12/19/25	5,369,750	(45,090)
WTI Crude Oil	58	9/22/25	3,712,580	56,057
10 Year U.S. Treasury Note	72	12/19/25	8,100,000	17,987
			$138,820,106	$3,732,371
Total – Net			$119,759,930	$3,877,881

^    Notional value has been converted to USD using the relevant foreign exchange rate as of August 31, 2025.

ABBREVIATIONS:
RBOB	Reformulated Blendstock for Oxygenate Blending
HRW	Hard Red Winter
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$132,739,042	$—	$132,739,042
Exchange-Traded Funds	11,935,210	—	—	11,935,210
Mutual Fund	—	9,735,052	—	9,735,052
Total Investments in Securities	$11,935,210	$142,474,094	$—	$154,409,304
Financial Derivative Instruments
Futures Contracts[1]	$4,319,014	$—	$—	$4,319,014
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(441,133)	$—	$—	$(441,133)
Total – Net	$15,813,091	$142,474,094	$—	$158,287,185

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

236    WisdomTree Trust

Schedule of Investments WisdomTree Private Credit and Alternative Income Fund (HYIN) August 31, 2025
Investments	Shares	Value
COMMON STOCKS – 66.6%
United States – 66.6%
Capital Markets – 17.2%
Ares Capital Corp.	79,470	$1,780,128
Blue Owl Capital Corp.	119,399	1,712,182
FS KKR Capital Corp.	84,133	1,534,586
Golub Capital BDC, Inc.	119,735	1,786,446
Hercules Capital, Inc.	95,855	1,871,089
Main Street Capital Corp.	29,458	1,952,771
Total Capital Markets		10,637,202
Mortgage Real Estate Investment Trusts (REITs) – 49.4%
AGNC Investment Corp.	185,458	1,810,070
Angel Oak Mortgage REIT, Inc.	187,496	1,848,711
Annaly Capital Management, Inc.	89,144	1,888,961
Apollo Commercial Real Estate Finance, Inc.	173,220	1,834,400
Arbor Realty Trust, Inc.(a)	163,431	1,951,366
Blackstone Mortgage Trust, Inc., Class A(a)	87,319	1,707,960
Chimera Investment Corp.	123,908	1,755,776
Ellington Financial, Inc.	131,958	1,799,907
Franklin BSP Realty Trust, Inc.	155,819	1,799,710
Ladder Capital Corp.	158,570	1,842,584
MFA Financial, Inc.	178,475	1,820,445
New York Mortgage Trust, Inc.	264,120	1,906,946
Ready Capital Corp.(a)	379,159	1,615,217
Redwood Trust, Inc.	307,427	1,881,453
Rithm Capital Corp.	151,934	1,880,943
Starwood Property Trust, Inc.	84,341	1,709,592
Two Harbors Investment Corp.	164,534	1,645,340
Total Mortgage Real Estate Investment Trusts (REITs)		30,699,381
TOTAL COMMON STOCKS (Cost: $40,999,123)		41,336,583
Investments	Shares	Value
CLOSED-END FUNDS – 33.3%
United States – 33.3%
BlackRock Corporate High Yield Fund, Inc.	177,362	$1,688,486
BlackRock Limited Duration Income Trust(a)	121,699	1,724,475
Blackstone Secured Lending Fund	55,146	1,652,726
Eagle Point Credit Co., Inc.	228,104	1,722,185
FS Credit Opportunities Corp.	237,304	1,779,780
Guggenheim Strategic Opportunities Fund	117,025	1,747,183
Invesco Senior Income Trust	470,032	1,715,617
Nuveen Credit Strategies Income Fund	323,147	1,780,540
Nuveen Floating Rate Income Fund	206,065	1,741,249
Oxford Lane Capital Corp.	425,491	1,595,592
PIMCO Corporate & Income Opportunity Fund	125,181	1,771,311
PIMCO Dynamic Income Fund(a)	91,144	1,790,979
TOTAL CLOSED-END FUNDS (Cost: $21,545,224)		20,710,123
MUTUAL FUND – 0.5%
United States – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(b) (Cost: $289,262)	289,262	289,262
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.2%
United States – 6.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.26%(b) (Cost: $3,875,917)	3,875,917	3,875,917
TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $66,709,526)		66,211,885
Other Liabilities less Assets – (6.6)%		(4,092,053)
NET ASSETS – 100.0%		$62,119,832

(a)     Security, or portion thereof, was on loan at August 31, 2025 (See Note 2). At August 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,747,420 and the total market value of the collateral held by the Fund was $3,875,917.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$41,336,583	$—	$—	$41,336,583
Closed-End Funds	20,710,123	—	—	20,710,123
Mutual Fund	—	289,262	—	289,262
Investment of Cash Collateral for Securities Loaned	—	3,875,917	—	3,875,917
Total Investments in Securities	$62,046,706	$4,165,179	$—	$66,211,885

See Notes to Financial Statements.

WisdomTree Trust    237

Schedule of Investments WisdomTree Target Range Fund (GTR) August 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 71.0%
U.S. Treasury Bill – 71.0%
4.11%, 2/5/26* (Cost: $42,251,941)	$43,000,000	$42,279,843
	Shares
MUTUAL FUND – 1.4%
United States – 1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%(a) (Cost: $845,068)	845,068	845,068
PURCHASED OPTIONS (EXCHANGE-TRADED) – 22.8%
Call Options	Number of Contracts	Notional Amount(b)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation	Value
iShares MSCI EAFE ETF^	1,459	$11,088,400	$ 76	1/16/26	$2,233,351	$ 228,712	$ 2,462,062
iShares MSCI Emerging Markets ETF^	1,324	5,560,800	42	1/16/26	1,077,290	58,040	1,135,330
iShares Russell 2000 ETF^	498	9,312,600	187	1/16/26	2,374,409	179,086	2,553,495
SPDR S&P 500 ETF Trust^	471	23,314,500	495	1/16/26	5,977,990	1,450,622	7,428,612
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $11,663,040)							13,579,499
TOTAL INVESTMENTS IN SECURITIES – 95.2% (Cost: $54,760,049)							56,704,410
Other Assets less Liabilities – 4.8%							2,830,768
NET ASSETS – 100.0%							$59,535,178

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Rate shown represents annualized 7-day yield as of August 31, 2025.

(b)     Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
iShares Russell 2000 ETF*	(498)	$(12,699,000)	$255	1/16/2026	$(450,038)	$192,323	$(257,715)
SPDR S&P 500 ETF Trust*	(471)	(31,557,000)	670	1/16/2026	(505,564)	(108,149)	(613,713)
					$(955,602)	$84,174	$(871,428)

*     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

238    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Target Range Fund (GTR) August 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$42,279,843	$—	$42,279,843
Mutual Fund	—	845,068	—	845,068
Purchased Options	—	13,579,499	—	13,579,499
Total Investments in Securities	$—	$56,704,410	$—	$56,704,410
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(871,428)	$—	$(871,428)
Total – Net	$—	$55,832,982	$—	$55,832,982

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    239

Statements of Assets and Liabilities WisdomTree Trust August 31, 2025
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund
ASSETS:
Investments in securities, at cost	$186,714,119	$5,747,788	$17,046,988	$3,045,822
Investments in affiliates, at cost (Note 3)	6,456,693	401,856	—	—
Repurchase agreements, at cost	—	2,990,000	—	—
Investments in securities, at value[1,2] (Note 2)	186,757,405	5,748,512	17,108,338	3,034,831
Investments in affiliates, at value (Note 3)	6,462,265	402,320	—	—
Repurchase agreements, at value (Note 2)	—	2,990,000	—	—
Cash	113	24,548	—	—
Unrealized appreciation on foreign currency contracts	198,614	198,327	—	—
Receivables:
Investment securities sold	—	—	1,174,314	252,002
Capital shares sold	1,071	—	3,046,828	—
Dividends	2,442	—	27,449	61
Securities lending income	1,701	58	—	—
Interest	—	1,081	147,212	20,531
Total Assets	193,423,611	9,364,846	21,504,141	3,307,425
LIABILITIES:
Unrealized depreciation on foreign currency contracts	2,559,406	15,922	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	35,829,108	—	—	—
Investment securities purchased	—	—	4,236,978	277,416
Advisory fees (Note 3)	66,179	4,496	1,785	339
Service fees (Note 2)	594	36	55	11
Total Liabilities	38,455,287	20,454	4,238,818	277,766
NET ASSETS	$154,968,324	$9,344,392	$17,265,323	$3,029,659
NET ASSETS:
Paid-in capital	$186,066,206	$56,924,624	$17,189,768	$3,057,351
Total distributable earnings (loss)	(31,097,882)	(47,580,232)	75,555	(27,692)
NET ASSETS	$154,968,324	$9,344,392	$17,265,323	$3,029,659
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,900,000	500,000	340,000	60,000
Net asset value per share	$26.27	$18.69	$50.78	$50.49
[1] Includes market value of securities out on loan of:	$41,580,643	$—	$—	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
See Notes to Financial Statements.

240    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2025
	WisdomTree Bianco Total Return Fund	WisdomTree Core Laddered Municipal Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:
Investments in securities, at cost	$67,945,942	$4,924,039	$87,299,176	$69,909,104
Investments in affiliates, at cost (Note 3)	17,642,969	—	—	—
Repurchase agreements, at cost	—	—	—	3,690,000
Foreign currency, at cost	—	—	908	627,641
Investments in securities, at value[1,2] (Note 2)	68,677,320	4,999,946	88,362,018	67,607,030
Investments in affiliates, at value (Note 3)	17,884,251	—	—	—
Repurchase agreements, at value (Note 2)	—	—	—	3,690,000
Cash	—	—	40,866	2
Deposits at broker for futures contracts	—	—	104,255	—
Foreign currency, at value	—	—	1,009	630,499
Unrealized appreciation on foreign currency contracts	—	—	—	58,679
Receivables:
Investment securities sold	249,174	—	—	130,072
Capital shares sold	—	—	9,976,960	108,838
Dividends	46	34	24,070	478
Securities lending income	4,337	—	2,363	—
Interest	—	54,901	1,087,474	1,321,912
Foreign tax reclaims	—	—	—	20,359
Total Assets	86,815,128	5,054,881	99,599,015	73,567,869
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	—	—	9,594
Payables:
Cash collateral received for securities loaned (Note 2)	13,954,745	—	2,904,534	—
Investment securities purchased	246,985	—	10,177,246	108,163
Net variation margin on futures contracts	—	—	11,593	—
Advisory fees (Note 3)	17,887	1,073	39,105	32,991
Service fees (Note 2)	271	19	288	264
Foreign capital gains tax	—	—	—	70,255
Total Liabilities	14,219,888	1,092	13,132,766	221,267
NET ASSETS	$72,595,240	$5,053,789	$86,466,249	$73,346,602
NET ASSETS:
Paid-in capital	$71,679,927	$4,978,056	$100,569,517	$105,927,335
Total distributable earnings (loss)	915,313	75,733	(14,103,268)	(32,580,733)
NET ASSETS	$72,595,240	$5,053,789	$86,466,249	$73,346,602
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,850,000	200,000	1,300,000	2,600,000
Net asset value per share	$25.47	$25.27	$66.51	$28.21
[1] Includes market value of securities out on loan of:	$14,417,968	$—	$3,430,936	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust 241

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2025
	WisdomTree Floating Rate Treasury Fund	WisdomTree High Income Laddered Municipal Fund	WisdomTree Inflation Plus Fund (consolidated)	WisdomTree Interest Rate Hedged High Yield Bond Fund
ASSETS:
Investments in securities, at cost	$18,739,078,144	$3,910,808	$1,379,094	$181,527,464
Investments in affiliates, at cost (Note 3)	—	—	70,925	—
Investments in securities, at value[1,2] (Note 2)	18,732,592,378	3,915,237	1,395,627	184,379,749
Investments in affiliates, at value (Note 3)	—	—	70,497	—
Deposits at broker for futures contracts	—	—	50,000	1,689,154
Receivables:
Investment securities sold	328,205,955	—	—	214,583
Capital shares sold	75,430,656	—	—	7,317
Dividends	395,597	25	325	12,400
Securities lending income	3	—	—	7,703
Interest	70,822,954	44,808	3,392	2,883,426
Net variation margin on futures contracts	—	—	—	49,761
Total Assets	19,207,447,543	3,960,070	1,519,841	189,244,093
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	—	—	—	3,909,108
Investment securities purchased	403,292,207	—	—	1,603,510
Net variation margin on futures contracts	—	—	2,743	—
Advisory fees (Note 3)	2,413,517	977	802	65,547
Service fees (Note 2)	70,801	12	6	671
Total Liabilities	405,776,525	989	3,551	5,578,836
NET ASSETS	$18,801,671,018	$3,959,081	$1,516,290	$183,665,257
NET ASSETS:
Paid-in capital	$18,811,775,765	$3,953,205	$1,471,157	$204,585,041
Total distributable earnings (loss)	(10,104,747)	5,876	45,133	(20,919,784)
NET ASSETS	$18,801,671,018	$3,959,081	$1,516,290	$183,665,257
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	373,887,500	160,000	50,000	8,200,000
Net asset value per share	$50.29	$24.74	$30.33	$22.40
[1] Includes market value of securities out on loan of:	$—	$—	$—	$16,676,070
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

242 WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2025
	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
ASSETS:
Investments in securities, at cost	$97,244,628	$72,592,161	$1,388,721,396	$837,936,021
Investments in affiliates, at cost (Note 3)	—	—	7,900,000	8,400,000
Repurchase agreements, at cost	690,000	—	—	25,980,000
Foreign currency, at cost	77	—	2,389	119
Investments in securities, at value[1,2] (Note 2)	95,014,232	71,911,959	1,394,327,013	818,830,798
Investments in affiliates, at value (Note 3)	—	—	7,900,000	8,400,000
Repurchase agreements, at value (Note 2)	690,000	—	—	25,980,000
Cash	136,189	—	776	819,208
Deposits at broker for futures contracts	1,658,838	101,825	3,608,995	—
Foreign currency, at value	90	—	2,577	141
Receivables:
Investment securities sold[3]	1,917,487	2,315,688	3,577,150	35,867,388
Due from broker for TBA Sale Commitments (Note 2)	141,438	—	—	17,228,685
Capital shares sold	—	225	173,943	80,305
Dividends	—	15,568	61,512	—
Securities lending income	616	—	10,845	3,862
Interest	750,428	216,289	10,791,396	7,218,152
Net variation margin on futures contracts	71,349	—	—	—
Total Assets	100,380,667	74,561,554	1,420,454,207	914,428,539
LIABILITIES:
TBA sale commitments, at value[4] (Note 2)	141,901	—	—	17,193,657
Payables:
Cash collateral received for securities loaned (Note 2)	561,396	—	11,084,651	16,505,387
Investment securities purchased	4,671,432	8,185,766	27,026,481	72,111,994
Net variation margin on futures contracts	—	7,513	291,975	—
Advisory fees (Note 3)	18,746	23,731	173,614	80,559
Service fees (Note 2)	358	234	5,119	2,995
Total Liabilities	5,393,833	8,217,244	38,581,840	105,894,592
NET ASSETS	$94,986,834	$66,344,310	$1,381,872,367	$808,533,947
NET ASSETS:
Paid-in capital	$110,213,781	$70,140,296	$1,405,586,363	$942,843,481
Total distributable earnings (loss)	(15,226,947)	(3,795,986)	(23,713,996)	(134,309,534)
NET ASSETS	$94,986,834	$66,344,310	$1,381,872,367	$808,533,947
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,250,000	1,500,000	28,300,000	18,500,000
Net asset value per share	$22.35	$44.23	$48.83	$43.70
[1] Includes market value of securities out on loan of:	$1,731,019	$—	$30,660,402	$34,248,485
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$—	$446,473	$308,605
4 TBA sale commitments, proceeds:	$141,243	$—	$—	$17,142,251

See Notes to Financial Statements.

WisdomTree Trust 243

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2025
	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)
ASSETS:
Investments in securities, at cost	$43,566,167	$248,057,413	$41,482,192	$121,642,370
Investments in affiliates, at cost (Note 3)	—	—	—	12,900,222
Foreign currency, at cost	—	—	1,102	—
Investments in securities, at value[1,2] (Note 2)	44,067,418	272,019,290	55,264,524	121,716,522
Investments in affiliates, at value (Note 3)	—	—	—	15,631,190
Cash	—	69	—	—
Deposits at broker for futures contracts	78,263	23,561,000	2,463,000	7,860,000
Foreign currency, at value	—	—	1,105	—
Receivables:
Investment securities sold[3]	17,427	5,130,097	—	—
Capital shares sold	240,491	1,104	107,232	381
Dividends	214	279,536	86,333	23,933
Securities lending income	904	158	43	—
Interest	314,276	—	—	—
Foreign tax reclaims	—	—	1,038	—
Net variation margin on futures contracts	1,766	3,146,400	612,720	2,340,718
Total Assets	44,720,759	304,137,654	58,535,995	147,572,744
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	661,790	130,291	—	—
Investment securities purchased	868,170	5,211,209	107,209	—
Advisory fees (Note 3)	4,219	47,307	17,809	51,233
Service fees (Note 2)	161	1,033	174	14,310
Total Liabilities	1,534,340	5,389,840	125,192	65,543
NET ASSETS	$43,186,419	$298,747,814	$58,410,803	$147,507,201
NET ASSETS:
Paid-in capital	$48,165,368	$275,256,531	$46,545,234	$199,662,070
Total distributable earnings (loss)	(4,978,949)	23,491,283	11,865,569	(52,154,869)
NET ASSETS	$43,186,419	$298,747,814	$58,410,803	$147,507,201
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	900,000	5,900,000	950,000	7,150,000
Net asset value per share	$47.98	$50.64	$61.49	$20.63
[1] Includes market value of securities out on loan of:	$1,501,999	$1,881,639	$456,901	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$78,861	$—	$—
See Notes to Financial Statements.

244    WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust August 31, 2025
	WisdomTree Equity Premium Income Fund	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree Private Credit and Alternative Income Fund	WisdomTree Target Range Fund
ASSETS:
Investments in securities, at cost	$284,860,967	$142,386,061	$66,709,526	$54,760,049
Investments in affiliates, at cost (Note 3)	12,912,959	11,336,929	—	—
Investments in securities, at value[1,2] (Note 2)	285,029,412	142,474,094	66,211,885	56,704,410
Investments in affiliates, at value (Note 3)	12,901,849	11,935,210	—	—
Deposits at broker for futures contracts	—	10,989,000	—	—
Deposits at broker for written options	13,185	—	—	3,732,896
Receivables:
Investment securities sold	4,392,225	—	—	—
Capital shares sold	2,335	—	—	—
Dividends	10,222	30,120	111,137	3,524
Securities lending income	—	135	—	—
Total Assets	302,349,228	165,428,559	66,323,022	60,440,830
LIABILITIES:
Written options, at value[3]	5,488,470	—	—	871,428
Payables:
Cash collateral received for securities loaned (Note 2)	—	—	3,875,917	—
Investment securities purchased	1,240,841	—	301,405	—
Net variation margin on futures contracts	—	400,432	—	—
Advisory fees (Note 3)	104,765	88,867	25,642	34,006
Service fees (Note 2)	1,067	610	226	218
Total Liabilities	6,835,143	489,909	4,203,190	905,652
NET ASSETS	$295,514,085	$164,938,650	$62,119,832	$59,535,178
NET ASSETS:
Paid-in capital	$295,358,303	$203,406,664	$66,171,976	$55,630,846
Total distributable earnings (loss)	155,782	(38,468,014)	(4,052,144)	3,904,332
NET ASSETS	$295,514,085	$164,938,650	$62,119,832	$59,535,178
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,050,000	4,500,000	3,540,000	2,350,000
Net asset value per share	$32.65	$36.65	$17.55	$25.33
[1] Includes market value of securities out on loan of:	$—	$2,670,399	$3,747,420	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Premiums received on written options:	$6,882,561	$—	$—	$955,602

See Notes to Financial Statements.

WisdomTree Trust    245

Statements of Operations WisdomTree Trust For the Year Ended August 31, 2025
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund
INVESTMENT INCOME:
Dividends	$162,819	$—	$790	$304
Dividends from affiliates (Note 3)	391,671	15,454	—	—
Interest	9,041,478	343,290	324,560	134,164
Securities lending income, net (Note 2)[1]	23,284	672	22	22
Total investment income	9,619,252	359,416	325,372	134,490
EXPENSES:
Advisory fees (Note 3)	1,072,855	45,687	12,226	5,028
Service fees (Note 2)	9,441	365	359	148
Total expenses	1,082,296	46,052	12,585	5,176
Expense waivers (Note 3)	(13,362)	(521)	—	—
Expense waivers – contractual (Note 3)	(1,474)	—	—	—
Net expenses	1,067,460	45,531	12,585	5,176
Net investment income	8,551,792	313,885	312,787	129,314
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	18,846	(187)	14,778	(18,908)
Investment transactions in affiliates (Note 3)	(2,130)	86	—	—
In-kind redemptions	—	—	8,941	(28,407)
Foreign currency contracts	(9,007,952)	288,826	—	—
Foreign currency related transactions	3,749	—	—	—
Net realized gain (loss)	(8,987,487)	288,725	23,719	(47,315)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(37,117)	(1,028)	43,721	(55,469)
Investment transactions in affiliates (Note 3)	3,062	22	—	—
Foreign currency contracts	734,450	4,209	—	—
Net increase (decrease) in unrealized appreciation/depreciation	700,395	3,203	43,721	(55,469)
Net realized and unrealized gain (loss) on investments	(8,287,092)	291,928	67,440	(102,784)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$264,700	$605,813	$380,227	$26,530
[1] Includes securities lending income from affiliate of:	$31,858	$—	$—	$—

See Notes to Financial Statements.

246    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2025
	WisdomTree Bianco Total Return Fund	WisdomTree Core Laddered Municipal Fund[1]	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:
Dividends	$1,744,741	$248	$183,079	$3,831
Dividends from affiliates (Note 3)	392,175	—	—	—
Interest	—	50,975	4,219,502	4,628,399
Securities lending income, net (Note 2)[4]	30,821	—	11,213	258
Less: Foreign withholding taxes on interest	—	—	—	(92,728)
Total investment income	2,167,737	51,223	4,413,794	4,539,760
EXPENSES:
Advisory fees (Note 3)	234,014	3,582	428,921	378,849
Service fees (Note 2)	2,059	63	3,146	3,031
Total expenses	236,073	3,645	432,067	381,880
Expense waivers (Note 3)	(17,200)	—	—	—
Expense waivers – contractual (Note 3)	(984)	—	—	—
Net expenses	217,889	3,645	432,067	381,880
Net investment income	1,949,848	47,578	3,981,727	4,157,880
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[2]	(169,598)	(174)	203,105	(2,191,585)
Investment transactions in affiliates (Note 3)	98,705	—	—	—
In-kind redemptions	7,335	—	—	(728,385)
Futures contracts	—	—	(127,134)	—
Foreign currency contracts	—	—	—	89,352
Foreign currency related transactions	—	—	2	21,750
Net realized gain (loss)	(63,558)	(174)	75,973	(2,808,868)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[3]	609,741	75,907	621,568	4,449,820
Investment transactions in affiliates (Note 3)	234,279	—	—	—
Futures contracts	—	—	(28,855)	—
Foreign currency contracts	—	—	—	136,099
Translation of assets and liabilities denominated in foreign currencies	—	—	57	33,925
Net increase in unrealized appreciation/depreciation	844,020	75,907	592,770	4,619,844
Net realized and unrealized gain on investments	780,462	75,733	668,743	1,810,976
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,730,310	$123,311	$4,650,470	$5,968,856
[1] For the period April 3, 2025 (commencement of operations) through August 31, 2025.
[2] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$—	$(26,598)
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$—	$31,837
[4] Includes securities lending income from affiliate of:	$22,429	$—	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    247

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2025
	WisdomTree Floating Rate Treasury Fund	WisdomTree High Income Laddered Municipal Fund[1]	WisdomTree Inflation Plus Fund[2] (consolidated)	WisdomTree Interest Rate Hedged High Yield Bond Fund
INVESTMENT INCOME:
Dividends	$318,386	$238	$845	$96,137
Interest	813,645,686	47,080	12,903	11,005,245
Securities lending income, net (Note 2)[3]	1,255	—	—	97,150
Less: Foreign withholding taxes on interest	—	—	—	(2,777)
Total investment income	813,965,327	47,318	13,748	11,195,755
EXPENSES:
Advisory fees (Note 3)	26,804,715	3,999	2,029	727,369
Service fees (Note 2)	786,269	50	14	7,443
Total expenses	27,590,984	4,049	2,043	734,812
Expense waivers (Note 3)	—	—	—	—
Expense waivers — contractual (Note 3)	(140)	—	(41)	(136)
Net expenses	27,590,844	4,049	2,002	734,676
Net investment income	786,374,483	43,269	11,746	10,461,079
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	5,603,047	(22)	909	(41,984)
Investment transactions in affiliates (Note 3)	—	—	324	—
In-kind redemptions	4,253,366	—	—	62,915
Futures contracts	—	—	(30,255)	1,128,482
Net realized gain (loss)	9,856,413	(22)	(29,022)	1,149,413
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	5,077,213	4,429	16,532	1,835,667
Investment transactions in affiliates (Note 3)	—	—	(427)	—
Futures contracts	—	—	25,461	(680,175)
Net increase in unrealized appreciation/depreciation	5,077,213	4,429	41,566	1,155,492
Net realized and unrealized gain on investments	14,933,626	4,407	12,544	2,304,905
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$801,308,109	$47,676	$24,290	$12,765,984
[1] For the period April 3, 2025 (commencement of operations) through August 31, 2025.
[2] For the period June 18, 2025 (commencement of operations) through August 31, 2025.
[3] Includes securities lending income from affiliate of:	$3,055	$—	$—	$2,516
See Notes to Financial Statements.

248    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2025
	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
INVESTMENT INCOME:
Dividends	$—	$200,182	$466,965	$—
Interest	5,517,536	2,399,652	66,251,104	39,896,702
Securities lending income, net (Note 2)[1]	10,805	—	125,781	62,706
Less: Foreign withholding taxes on interest	(95)	—	—	—
Total investment income	5,528,246	2,599,834	66,843,850	39,959,408
EXPENSES:
Advisory fees (Note 3)	300,158	258,649	1,957,038	1,050,211
Service fees (Note 2)	5,742	2,529	57,406	38,507
Total expenses	305,900	261,178	2,014,444	1,088,718
Expense waivers – contractual (Note 3)	—	—	(2,657)	(2,883)
Net expenses	305,900	261,178	2,011,787	1,085,835
Net investment income	5,222,346	2,338,656	64,832,063	38,873,573
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(2,475,387)	(114,897)	1,411,916	(8,256,745)
In-kind redemptions	(2,211,331)	—	1,384,629	(4,762,714)
Short sold	—	—	—	132,998
Futures contracts	4,592,320	(1,742)	(2,749,709)	—
Foreign currency related transactions	—	—	1	—
Net realized gain (loss)	(94,398)	(116,639)	46,837	(12,886,461)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	2,137,105	(42,170)	(17,771,522)	(1,210,045)
Futures contracts	(1,084,356)	15,097	779,385	—
Translation of assets and liabilities denominated in foreign currencies	5	—	149	7
Net increase (decrease) in unrealized appreciation/depreciation	1,052,754	(27,073)	(16,991,988)	(1,210,038)
Net realized and unrealized gain (loss) on investments	958,356	(143,712)	(16,945,151)	(14,096,499)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,180,702	$2,194,944	$47,886,912	$24,777,074
[1] Includes securities lending income from affiliate of:	$—	$—	$58,517	$63,491

See Notes to Financial Statements.

WisdomTree Trust    249

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2025
	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)
INVESTMENT INCOME:
Dividends	$1,672	$1,349,377	$419,174	$330,086
Dividends from affiliates (Note 3)	—	—	—	265,505
Interest	1,795,325	158,544	40,898	5,025,618
Securities lending income, net (Note 2)[1]	7,188	523	871	530
Less: Foreign withholding taxes on dividends	—	(262)	(31,808)	—
Total investment income	1,804,185	1,508,182	429,135	5,621,739
EXPENSES:
Advisory fees (Note 3)	45,945	213,036	111,323	749,126
Service fees (Note 2)	1,685	4,678	1,087	5,985
Total expenses	47,630	217,714	112,410	755,111
Expense waivers (Note 3)	—	—	—	(7,976)
Expense waivers – contractual (Note 3)	—	—	—	(18,157)
Net expenses	47,630	217,714	112,410	728,978
Net investment income	1,756,555	1,290,468	316,725	4,892,761
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	167,680	(4,062,234)	(465,214)	2,024
Investment transactions in affiliates (Note 3)	—	—	—	34,345
In-kind redemptions	39,132	9,515,100	903,090	—
Futures contracts	(9,685)	12,763,294	4,027,943	(2,813,951)
Foreign currency contracts	—	—	(3,591)	—
Foreign currency related transactions	(2)	—	2,905	—
Net realized gain (loss)	197,125	18,216,160	4,465,133	(2,777,582)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	71,955	18,406,792	12,870,535	53,112
Investment transactions in affiliates (Note 3)	—	—	—	3,330,588
Futures contracts	28,894	5,766,124	1,083,846	12,853,269
Translation of assets and liabilities denominated in foreign currencies	2	—	(9)	—
Net increase in unrealized appreciation/depreciation	100,851	24,172,916	13,954,372	16,236,969
Net realized and unrealized gain on investments	297,976	42,389,076	18,419,505	13,459,387
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,054,531	$43,679,544	$18,736,230	$18,352,148
[1] Includes securities lending income from affiliate of:	$—	$—	$—	$2,136

See Notes to Financial Statements.

250    WisdomTree Trust

Statements of Operations (concluded) WisdomTree Trust For the Year Ended August 31, 2025
	WisdomTree Equity Premium Income Fund	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree Private Credit and Alternative Income Fund	WisdomTree Target Range Fund
INVESTMENT INCOME:
Dividends	$105,597	$261,887	$4,544,479	$36,958
Dividends from affiliates (Note 3)	396,968	335,339	—	—
Interest	8,648,141	6,917,414	57	1,882,385
Securities lending income, net (Note 2)	992	1,881	33,249	282
Total investment income	9,151,698	7,516,521	4,577,785	1,919,625
EXPENSES:
Advisory fees (Note 3)	896,499	1,127,867	232,852	402,079
Service fees (Note 2)	8,965	7,612	2,049	2,527
Total expenses	905,464	1,135,479	234,901	404,606
Expense waivers (Note 3)	(13,001)	(13,444)	—	—
Expense waivers – contractual (Note 3)	—	(9,499)	—	—
Net expenses	892,463	1,112,536	234,901	404,606
Net investment income	8,259,235	6,403,985	4,342,884	1,515,019
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	549	5,277	(1,819,867)	3,555,036
Investment transactions in affiliates (Note 3)	(2,238)	2,005,062	—	—
In-kind redemptions	—	—	231,823	—
Futures contracts	—	(927,828)	—	—
Written options	13,497,492	—	—	(378,830)
Foreign currency contracts	—	2,429	—	—
Foreign currency related transactions	—	(54,070)	—	—
Net realized gain (loss)	13,495,803	1,030,870	(1,588,044)	3,176,206
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	134,127	45,503	(815,712)	(812,528)
Investment transactions in affiliates (Note 3)	(16,548)	885,044	—	—
Futures contracts	—	1,261,315	—	—
Written options	396,620	—	—	260,230
Translation of assets and liabilities denominated in foreign currencies	—	(13,194)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	514,199	2,178,668	(815,712)	(552,298)
Net realized and unrealized gain (loss) on investments	14,010,002	3,209,538	(2,403,756)	2,623,908
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,269,237	$9,613,523	$1,939,128	$4,138,927

See Notes to Financial Statements.

WisdomTree Trust    251

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Emerging Currency Strategy Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$8,551,792	$10,576,666	$313,885	$416,304
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(8,987,487)	6,191,971	288,725	(248,804)
Net increase (decrease) in net unrealized appreciation/depreciation on investments and foreign currency contracts	700,395	(6,958,577)	3,203	394,546
Net increase in net assets resulting from operations	264,700	9,810,060	605,813	562,046
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(9,556,776)	(11,670,750)	(366,632)	(396,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	388,087,181	401,875,278	3,604,311	12,573,472
Cost of shares redeemed	(446,156,575)	(374,261,815)	(1,854,931)	(14,222,905)
Net increase (decrease) in net assets resulting from capital share transactions	(58,069,394)	27,613,463	1,749,380	(1,649,433)
Net Increase (Decrease) in Net Assets	(67,361,470)	25,752,773	1,988,561	(1,483,387)
NET ASSETS:
Beginning of year	$222,329,794	$196,577,021	$7,355,831	$8,839,218
End of year	$154,968,324	$222,329,794	$9,344,392	$7,355,831
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	8,350,000	7,300,000	400,000	500,000
Shares created	14,100,000	15,000,000	200,000	700,000
Shares redeemed	(16,550,000)	(13,950,000)	(100,000)	(800,000)
Shares outstanding, end of year	5,900,000	8,350,000	500,000	400,000
See Notes to Financial Statements.

252    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree 1-3 Year Laddered Treasury Fund		WisdomTree 7-10 Year Laddered Treasury Fund
	For the Year Ended August 31, 2025	For the Period March 14, 2024* through August 31, 2024	For the Year Ended August 31, 2025	For the Period March 14, 2024* through August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$312,787	$20,851	$129,314	$52,895
Net realized gain (loss) on investments	23,719	1,456	(47,315)	33,690
Net increase (decrease) in net unrealized appreciation/depreciation on investments	43,721	17,629	(55,469)	44,478
Net increase in net assets resulting from operations	380,227	39,936	26,530	131,063
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(313,667)	(22,000)	(129,333)	(55,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,200,431	2,002,995	2,032,199	5,001,676
Cost of shares redeemed	(2,022,599)	(100)	(1,963,632)	(2,013,444)
Net increase in net assets resulting from capital share transactions	15,177,832	2,002,895	68,567	2,988,232
Net Increase (Decrease) in Net Assets	15,244,392	2,020,831	(34,236)	3,063,795
NET ASSETS:
Beginning of period	$2,020,931	$100	$3,063,895	$100
End of period	$17,265,323	$2,020,931	$3,029,659	$3,063,895
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	40,000	2	60,000	2
Shares created	340,000	40,000	40,000	100,000
Shares redeemed	(40,000)	(2)	(40,000)	(40,002)
Shares outstanding, end of period	340,000	40,000	60,000	60,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    253

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Bianco Total Return Fund		WisdomTree Core Laddered Municipal Fund
	For the Year Ended August 31, 2025	For the Period December 20, 2023* through August 31, 2024	For the Period April 3, 2025* through August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,949,848	$78,770	$47,578
Net realized gain (loss) on investments	(63,558)	14,002	(174)
Net increase in net unrealized appreciation/depreciation on investments	844,020	128,640	75,907
Net increase in net assets resulting from operations	2,730,310	221,412	123,311
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,950,903)	(73,855)	(47,578)
Tax return of capital	—	—	(22)
Total distributions to shareholders	(1,950,903)	(73,855)	(47,600)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	65,184,648	7,231,212	4,978,078
Cost of shares redeemed	(254,839)	(492,845)	(100)
Net increase in net assets resulting from capital share transactions	64,929,809	6,738,367	4,977,978
Net Increase in Net Assets	65,709,216	6,885,924	5,053,689
NET ASSETS:
Beginning of period	$6,886,024	$100	$100
End of period	$72,595,240	$6,886,024	$5,053,789
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	270,000	4	4
Shares created	2,590,000	290,000	200,000
Shares redeemed	(10,000)	(20,004)	(4)
Shares outstanding, end of period	2,850,000	270,000	200,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

254    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,981,727	$2,587,893	$4,157,880	$5,227,578
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	75,973	(463,919)	(2,808,868)	(4,638,479)
Net increase in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	592,770	3,576,942	4,619,844	3,097,377
Net increase in net assets resulting from operations	4,650,470	5,700,916	5,968,856	3,686,476
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,086,121)	(2,664,370)	(1,744,059)	(672,727)
Tax return of capital	—	—	(2,068,441)	(3,833,273)
Total distributions to shareholders	(4,086,121)	(2,664,370)	(3,812,500)	(4,506,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,894,515	25,698,304	9,440,798	2,704,886
Cost of shares redeemed	—	(3,201,575)	(12,045,744)	(30,791,490)
Net increase (decrease) in net assets resulting from capital share transactions	19,894,515	22,496,729	(2,604,946)	(28,086,604)
Net Increase (Decrease) in Net Assets	20,458,864	25,533,275	(448,590)	(28,906,128)
NET ASSETS:
Beginning of year	$66,007,385	$40,474,110	$73,795,192	$102,701,320
End of year	$86,466,249	$66,007,385	$73,346,602	$73,795,192
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	1,000,000	650,000	2,700,000	3,750,000
Shares created	300,000	400,000	350,000	100,000
Shares redeemed	—	(50,000)	(450,000)	(1,150,000)
Shares outstanding, end of year	1,300,000	1,000,000	2,600,000	2,700,000

See Notes to Financial Statements.

WisdomTree Trust    255

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Floating Rate Treasury Fund		WisdomTree High Income Laddered Municipal Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period April 3, 2025* through August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$786,374,483	$956,847,209	$43,269
Net realized gain (loss) on investments	9,856,413	1,332,409	(22)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	5,077,213	(17,517,253)	4,429
Net increase in net assets resulting from operations	801,308,109	940,662,365	47,676
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(788,210,474)	(956,027,359)	(41,800)
Total distributions to shareholders	(788,210,474)	(956,027,359)	(41,800)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,087,556,369	5,872,159,760	3,953,205
Cost of shares redeemed	(5,665,468,059)	(6,546,208,163)	(100)
Net increase (decrease) in net assets resulting from capital share transactions	1,422,088,310	(674,048,403)	3,953,105
Net Increase (Decrease) in Net Assets	1,435,185,945	(689,413,397)	3,958,981
NET ASSETS:
Beginning of period	$17,366,485,073	$18,055,898,470	$100
End of period	$18,801,671,018	$17,366,485,073	$3,959,081
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	345,627,500	358,927,500	4
Shares created	140,740,000	116,650,000	160,000
Shares redeemed	(112,480,000)	(129,950,000)	(4)
Shares outstanding, end of period	373,887,500	345,627,500	160,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

256    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Inflation Plus Fund (consolidated)	WisdomTree Interest Rate Hedged High Yield Bond Fund
	For the Period June 18, 2025* through August 31, 2025	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$11,746	$10,461,079	$9,933,149
Net realized gain (loss) on investments and futures contracts	(29,022)	1,149,413	(12,173,096)
Net increase in net unrealized appreciation/depreciation on investments and futures contracts	41,566	1,155,492	17,439,365
Net increase in net assets resulting from operations	24,290	12,765,984	15,199,418
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(8,000)	(10,623,143)	(9,955,140)
Tax return of capital	—	(19,451)	—
Total distributions to shareholders	(8,000)	(10,642,594)	(9,955,140)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,500,000	44,806,895	34,725,186
Cost of shares redeemed	(120)	(10,908,728)	(43,506,673)
Net increase (decrease) in net assets resulting from capital share transactions	1,499,880	33,898,167	(8,781,487)
Net Increase (Decrease) in Net Assets	1,516,170	36,021,557	(3,537,209)
NET ASSETS:
Beginning of period	$120	$147,643,700	$151,180,909
End of period	$1,516,290	$183,665,257	$147,643,700
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4	6,700,000	7,100,000
Shares created	50,000	2,000,000	1,600,000
Shares redeemed	(4)	(500,000)	(2,000,000)
Shares outstanding, end of period	50,000	8,200,000	6,700,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    257

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Mortgage Plus Bond Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,222,346	$6,777,084	$2,338,656	$1,582,410
Net realized gain (loss) on investments and futures contracts	(94,398)	(9,947,624)	(116,639)	24,407
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,052,754	14,629,281	(27,073)	2,110,783
Net increase in net assets resulting from operations	6,180,702	11,458,741	2,194,944	3,717,600
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,493,927)	(11,265,043)	(2,391,056)	(1,502,460)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	61,636,468	58,692,562	21,913,421	29,938,645
Cost of shares redeemed	(125,366,436)	(101,685,871)	(8,897,828)	(4,320,227)
Net increase (decrease) in net assets resulting from capital share transactions	(63,729,968)	(42,993,309)	13,015,593	25,618,418
Net Increase (Decrease) in Net Assets	(63,043,193)	(42,799,611)	12,819,481	27,833,558
NET ASSETS:
Beginning of year	$158,030,027	$200,829,638	$53,524,829	$25,691,271
End of year	$94,986,834	$158,030,027	$66,344,310	$53,524,829
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	7,100,000	9,050,000	1,200,000	600,000
Shares created	2,750,000	2,650,000	500,000	700,000
Shares redeemed	(5,600,000)	(4,600,000)	(200,000)	(100,000)
Shares outstanding, end of year	4,250,000	7,100,000	1,500,000	1,200,000
See Notes to Financial Statements.

258    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Voya Yield Enhanced USD Universal Bond Fund		WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$64,832,063	$59,110,457	$38,873,573	$38,732,395
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	46,837	(20,799,044)	(12,886,461)	(35,269,540)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(16,991,988)	57,452,909	(1,210,038)	66,207,631
Net increase in net assets resulting from operations	47,886,912	95,764,322	24,777,074	69,670,486
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(66,300,162)	(58,363,596)	(39,555,076)	(39,070,160)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	188,307,956	167,554,032	132,297,625	184,960,473
Cost of shares redeemed	(141,558,420)	(4,781,425)	(242,160,851)	(181,934,085)
Net increase (decrease) in net assets resulting from capital share transactions	46,749,536	162,772,607	(109,863,226)	3,026,388
Net Increase (Decrease) in Net Assets	28,336,286	200,173,333	(124,641,228)	33,626,714
NET ASSETS:
Beginning of year	$1,353,536,081	$1,153,362,748	$933,175,175	$899,548,461
End of year	$1,381,872,367	$1,353,536,081	$808,533,947	$933,175,175
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	27,320,000	23,960,000	21,100,000	21,100,000
Shares created	3,880,000	3,460,000	3,000,000	4,300,000
Shares redeemed	(2,900,000)	(100,000)	(5,600,000)	(4,300,000)
Shares outstanding, end of year	28,300,000	27,320,000	18,500,000	21,100,000

See Notes to Financial Statements.

WisdomTree Trust    259

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund		WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,756,555	$2,432,886	$1,290,468	$258,771
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	197,125	(2,085,674)	18,216,160	2,345,214
Net increase in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	100,851	3,979,362	24,172,916	5,251,321
Net increase in net assets resulting from operations	2,054,531	4,326,574	43,679,544	7,855,306
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,782,448)	(2,484,580)	(3,699,370)	(307,865)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,237,719	4,737,470	250,604,241	21,031,024
Cost of shares redeemed	(9,528,104)	(66,318,921)	(31,801,317)	—
Net increase (decrease) in net assets resulting from capital share transactions	4,709,615	(61,581,451)	218,802,924	21,031,024
Net Increase (Decrease) in Net Assets	4,981,698	(59,739,457)	258,783,098	28,578,465
NET ASSETS:
Beginning of year	$38,204,721	$97,944,178	$39,964,716	$11,386,251
End of year	$43,186,419	$38,204,721	$298,747,814	$39,964,716
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	800,000	2,100,000	1,100,000	450,000
Shares created	300,000	100,000	5,500,000	650,000
Shares redeemed	(200,000)	(1,400,000)	(700,000)	—
Shares outstanding, end of year	900,000	800,000	5,900,000	1,100,000

See Notes to Financial Statements.

260    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)		WisdomTree Enhanced Commodity Strategy Fund (consolidated)
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$316,725	$129,152	$4,892,761	$6,271,694
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	4,465,133	806,524	(2,777,582)	2,608,801
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	13,954,372	2,240,683	16,236,969	(3,535,090)
Net increase in net assets resulting from operations	18,736,230	3,176,359	18,352,148	5,345,405
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,346,160)	(552,534)	(4,670,528)	(6,008,710)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,886,774	1,680,579	48,134,667	37,947,171
Cost of shares redeemed	(4,760,893)	(1,489,987)	(39,017,328)	(79,312,402)
Net increase (decrease) in net assets resulting from capital share transactions	31,125,881	190,592	9,117,339	(41,365,231)
Net Increase (Decrease) in Net Assets	48,515,951	2,814,417	22,798,959	(42,028,536)
NET ASSETS:
Beginning of year	$9,894,852	$7,080,435	$124,708,242	$166,736,778
End of year	$58,410,803	$9,894,852	$147,507,201	$124,708,242
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	300,000	300,000	6,750,000	9,250,000
Shares created	800,000	50,000	2,500,000	2,050,000
Shares redeemed	(150,000)	(50,000)	(2,100,000)	(4,550,000)
Shares outstanding, end of year	950,000	300,000	7,150,000	6,750,000

See Notes to Financial Statements.

WisdomTree Trust    261

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Equity Premium Income Fund		WisdomTree Managed Futures Strategy Fund (consolidated)
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$8,259,235	$4,517,911	$6,403,985	$8,172,311
Net realized gain on investments, futures contracts, written options, foreign currency contracts and foreign currency related transactions	13,495,803	7,706,276	1,030,870	3,960,677
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options and translation of assets and liabilities denominated in foreign currencies	514,199	(111,824)	2,178,668	571,959
Net increase in net assets resulting from operations	22,269,237	12,112,363	9,613,523	12,704,947
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,074,145)	(4,517,911)	(7,002,051)	(7,722,950)
Tax return of capital	(4,992,291)	(5,528,089)	—	—
Total distributions to shareholders	(25,066,436)	(10,046,000)	(7,002,051)	(7,722,950)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	200,028,543	55,826,366	22,901,171	83,160,877
Cost of shares redeemed	(26,750,396)	(31,656,191)	(68,021,182)	(34,840,624)
Net increase (decrease) in net assets resulting from capital share transactions	173,278,147	24,170,175	(45,120,011)	48,320,253
Net Increase (Decrease) in Net Assets	170,480,948	26,236,538	(42,508,539)	53,302,250
NET ASSETS:
Beginning of year	$125,033,137	$98,796,599	$207,447,189	$154,144,939
End of year	$295,514,085	$125,033,137	$164,938,650	$207,447,189
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	3,800,000	3,100,000	5,800,000	4,400,000
Shares created	6,100,000	1,700,000	650,000	2,350,000
Shares redeemed	(850,000)	(1,000,000)	(1,950,000)	(950,000)
Shares outstanding, end of year	9,050,000	3,800,000	4,500,000	5,800,000

See Notes to Financial Statements.

262    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Private Credit and Alternative Income Fund		WisdomTree Target Range Fund
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,342,884	$1,596,190	$1,515,019	$1,974,906
Net realized gain (loss) on investments, futures contracts, written options, foreign currency contracts and foreign currency related transactions	(1,588,044)	(502,575)	3,176,206	6,335,735
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(815,712)	1,191,628	(552,298)	184,122
Net increase in net assets resulting from operations	1,939,128	2,285,243	4,138,927	8,494,763
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,545,858)	(1,639,354)	(2,889,461)	(2,807,000)
Tax return of capital	(940,240)	(277,646)	—	—
Total distributions to shareholders	(5,486,098)	(1,917,000)	(2,889,461)	(2,807,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,463,186	7,801,984	18,788,634	2,907,822
Cost of shares redeemed	(3,029,220)	—	(22,749,283)	(10,395,656)
Net increase (decrease) in net assets resulting from capital share transactions	45,433,966	7,801,984	(3,960,649)	(7,487,834)
Net Increase (Decrease) in Net Assets	41,886,996	8,170,227	(2,711,183)	(1,800,071)
NET ASSETS:
Beginning of year	$20,232,836	$12,062,609	$62,246,361	$64,046,432
End of year	$62,119,832	$20,232,836	$59,535,178	$62,246,361
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	1,060,000	640,000	2,525,000	2,850,000
Shares created	2,660,000	420,000	775,000	125,000
Shares redeemed	(180,000)	—	(950,000)	(450,000)
Shares outstanding, end of year	3,540,000	1,060,000	2,350,000	2,525,000
See Notes to Financial Statements.

WisdomTree Trust    263

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$26.63	$26.93	$28.81	$25.57	$26.23
Investment Operations:
Net investment income (loss)[1]	1.08	1.29	0.96	0.06	(0.12)
Net realized and unrealized gain (loss)	(0.34)	0.17 [2]	(0.80)	3.18	(0.37)
Net increase from payment by sub-adviser	—	—	—	0.00 [3]	—
Total from investment operations	0.74	1.46	0.16	3.24	(0.49)
Dividends and distributions to shareholders:
Net investment income	(1.10)	(1.76)	(0.28)	—	(0.17)
Capital gains	—	—	(1.76)	—	—
Total dividends and distributions to shareholders	(1.10)	(1.76)	(2.04)	—	(0.17)
Net asset value, end of year	$26.27	$26.63	$26.93	$28.81	$25.57
TOTAL RETURN[4]	2.59%	5.77%	0.71%	12.67%[5]	(1.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$154,968	$222,330	$196,577	$397,582	$143,168
Ratio to average net assets of:
Expenses[6,7]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.99%	4.84%	3.52%	0.21%	(0.45)%
Portfolio turnover rate[8,9]	185%	106%	78%	156%	55%
WisdomTree Emerging Currency Strategy Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$18.39	$17.68	$16.47	$18.19	$17.55
Investment Operations:
Net investment income (loss)[1]	0.68	0.85	0.63	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.54	0.22	0.71	(1.68)	0.85
Total from investment operations	1.22	1.07	1.34	(1.72)	0.76
Dividends to shareholders:
Net investment income	(0.92)	(0.36)	(0.13)	—	(0.12)
Net asset value, end of year	$18.69	$18.39	$17.68	$16.47	$18.19
TOTAL RETURN[4]	7.09%	6.11%	8.20%	(9.46)%	4.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$9,344	$7,356	$8,839	$8,235	$12,732
Ratio to average net assets of:
Expenses[6,7]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	3.78%	4.74%	3.67%	(0.21)%	(0.51)%
Portfolio turnover rate[8]	12%[9]	132%[9]	0%	36%[9]	26%[9]

1   Based on average shares outstanding.

2   The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3   Amount represents less than $0.005.

4   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

6   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7   Does not include expenses of the underlying investment companies in which the Fund invests.

8   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9   During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

See Notes to Financial Statements.

264    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 1-3 Year Laddered Treasury Fund	For the Year Ended August 31, 2025	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$50.52	$49.97
Investment Operations:
Net investment income[1]	1.93	1.07
Net realized and unrealized gain	0.16	0.48
Total from investment operations	2.09	1.55
Dividends and distributions to shareholders:
Net investment income	(1.81)	(1.00)
Capital gains	(0.02)	—
Total dividends and distributions to shareholders	(1.83)	(1.00)
Net asset value, end of period	$50.78	$50.52
TOTAL RETURN[2]	4.24%	3.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,265	$2,021
Ratio to average net assets of:
Expenses	0.15%	0.15%[3]
Net investment income	3.85%	4.61%[3]
Portfolio turnover rate[4]	107%	53%
WisdomTree 7-10 Year Laddered Treasury Fund	For the Year Ended August 31, 2025	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$51.06	$49.89
Investment Operations:
Net investment income[1]	1.92	0.94
Net realized and unrealized gain (loss)	(0.55)	1.16
Total from investment operations	1.37	2.10
Dividends and distributions to shareholders:
Net investment income	(1.91)	(0.93)
Capital gains	(0.03)	—
Total dividends and distributions to shareholders	(1.94)	(0.93)
Net asset value, end of period	$50.49	$51.06
TOTAL RETURN[2]	2.80%	4.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,030	$3,064
Ratio to average net assets of:
Expenses	0.15%	0.15%[3]
Net investment income	3.86%	4.09%[3]
Portfolio turnover rate[4]	38%	19%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Annualized.

4   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    265

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bianco Total Return Fund	For the Year Ended August 31, 2025	For the Period December 20, 2023* through August 31, 2024
Net asset value, beginning of period	$25.50	$24.97
Investment Operations:
Net investment income[1]	1.04	0.50
Net realized and unrealized gain (loss)	(0.10)	0.50
Total from investment operations	0.94	1.00
Dividends and distributions to shareholders:
Net investment income	(0.95)	(0.47)
Capital gains	(0.02)	—
Total dividends and distributions to shareholders	(0.97)	(0.47)
Net asset value, end of period	$25.47	$25.50
TOTAL RETURN[2]	3.79%	4.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$72,595	$6,886
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.47%	0.48%[4]
Expenses, prior to expense waivers[3]	0.50%	0.50%[4]
Net investment income	4.17%	2.90%[4]
Portfolio turnover rate[5]	154%	72%
WisdomTree Core Laddered Municipal Fund	For the Period April 3, 2025* through August 31, 2025
Net asset value, beginning of period	$25.05
Investment Operations:
Net investment income[1]	0.35
Net realized and unrealized gain	0.16
Total from investment operations	0.51
Dividends and distributions to shareholders:
Net investment income	(0.29)
Tax return of capital	(0.00)[6]
Total dividends and distributions to shareholders	(0.29)
Net asset value, end of period	$25.27
TOTAL RETURN[2]	2.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,054
Ratio to average net assets of:
Expenses	0.25%[4]
Net investment income	3.34%[4]
Portfolio turnover rate[5]	0%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Bianco Total Return Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies in which the Fund invests.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Amount represents less than $0.005.

See Notes to Financial Statements.

266    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Corporate Bond Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$66.01	$62.27	$61.95	$76.11	$74.14
Investment Operations:
Net investment income[1]	3.65	3.32	2.74	2.53	2.63
Net realized and unrealized gain (loss)	0.59	3.88	0.33	(14.16)	1.94
Total from investment operations	4.24	7.20	3.07	(11.63)	4.57
Dividends to shareholders:
Net investment income	(3.74)	(3.46)	(2.75)	(2.53)	(2.60)
Net asset value, end of year	$66.51	$66.01	$62.27	$61.95	$76.11
TOTAL RETURN[2]	6.67%	11.92%	5.11%	(15.52)%	6.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$86,466	$66,007	$40,474	$52,655	$53,279
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	5.57%	5.22%	4.45%	3.70%	3.48%
Portfolio turnover rate[3]	199%	147%	142%	36%	56%
WisdomTree Emerging Markets Local Debt Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$27.33	$27.39	$25.75	$32.48	$32.70
Investment Operations:
Net investment income[1]	1.63	1.66	1.50	1.57	1.64
Net realized and unrealized gain (loss)	0.75	(0.28)	1.46	(6.89)	(0.33)
Total from investment operations	2.38	1.38	2.96	(5.32)	1.31
Dividends to shareholders:
Net investment income	(0.67)	(0.21)	(0.79)	(0.48)	(0.52)
Tax return of capital	(0.83)	(1.23)	(0.53)	(0.93)	(1.01)
Total dividends and distributions to shareholders	(1.50)	(1.44)	(1.32)	(1.41)	(1.53)
Net asset value, end of year	$28.21	$27.33	$27.39	$25.75	$32.48
TOTAL RETURN[2]	9.11%	5.24%	11.83%	(16.69)%	4.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$73,347	$73,795	$102,701	$87,544	$134,784
Ratio to average net assets of:
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	6.04%	6.12%	5.68%	5.47%	4.97%
Portfolio turnover rate[3]	38%	14%	21%	31%	31%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    267

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Floating Rate Treasury Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022[1]	For the Year Ended August 31, 2021[1]
Net asset value, beginning of year	$50.25	$50.31	$50.24	$50.21	$50.23
Investment Operations:
Net investment income (loss)[2]	2.22	2.70	2.37	0.56	(0.01)
Net realized and unrealized gain (loss)	0.05	(0.04)	(0.04)[3]	(0.24)	0.01
Total from investment operations	2.27	2.66	2.33	0.32	0.00 [4]
Dividends and distributions to shareholders:
Net investment income	(2.23)	(2.72)	(2.26)	(0.29)	(0.01)
Capital gains	—	—	(0.00)[4]	(0.00)[4]	(0.01)
Total dividends and distributions to shareholders	(2.23)	(2.72)	(2.26)	0.29	(0.02)
Net asset value, end of year	$50.29	$50.25	$50.31	$50.24	$50.21
TOTAL RETURN[7]	4.60%	5.41%	4.75%	0.63%	0.00%[5]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$18,801,671	$17,366,485	$18,055,898	$8,052,243	$1,086,455
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.40%	5.37%	4.71%	1.12%	(0.02)%
Portfolio turnover rate[6]	159%	157%	167%	170%	147%
WisdomTree High Income Laddered Municipal Fund	For the Period April 3, 2025* through August 31, 2025
Net asset value, beginning of period	$25.04
Investment Operations:
Net investment income[2]	0.39
Net realized and unrealized loss	(0.36)
Total from investment operations	0.03
Dividends to shareholders:
Net investment income	(0.33)
Net asset value, end of period	$24.74
TOTAL RETURN[7]	0.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,959
Ratio to average net assets of:
Expenses	0.35%[8]
Net investment income	3.79%[8]
Portfolio turnover rate[6]	0%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Per share amounts were adjusted to reflect a 1:2 reverse share split effective March 24, 2022.

2   Based on average shares outstanding.

3   The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

4   Amount represents less than $0.005.

5   Amount represents less than 0.005%.

6   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

8   Annualized.

See Notes to Financial Statements.

268    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Inflation Plus Fund (consolidated)	For the Period June 18, 2025* through August 31, 2025
Net asset value, beginning of period	$30.06
Investment Operations:
Net investment income[1]	0.26
Net realized and unrealized gain	0.17
Total from investment operations	0.43
Dividends to shareholders:
Net investment income	(0.16)
Net asset value, end of period	$30.33
TOTAL RETURN[2]	1.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,516
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.64%[3]
Expenses, prior to expense waivers[4]	0.65%[3]
Net investment income	3.78%[3]
Portfolio turnover rate[5]	7%
WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$22.04	$21.29	$20.57	$22.19	$21.40
Investment Operations:
Net investment income[1]	1.37	1.34	1.20	0.98	0.96
Net realized and unrealized gain (loss)	0.38	0.76	0.74	(1.65)	0.78
Net increase from payment by sub-adviser	—	—	—	—	0.01
Total from investment operations	1.75	2.10	1.94	(0.67)	1.75
Dividends and distributions to shareholders:
Net investment income	(1.39)	(1.35)	(1.22)	(0.95)	(0.96)
Tax return of capital	(0.00)[8]	—	—	—	—
Total dividends and distributions to shareholders	(1.39)	(1.35)	(1.22)	(0.95)	(0.96)
Net asset value, end of year	$22.40	$22.04	$21.29	$20.57	$22.19
TOTAL RETURN[2]	8.19%	10.14%	9.74%	(3.11)%	8.33%[6]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$183,665	$147,644	$151,181	$183,042	$166,447
Ratio to average net assets of:
Expenses	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	6.18%	6.18%	5.77%	4.53%	4.40%
Portfolio turnover rate[7]	61%	49%	21%	23%	40%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Annualized.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6     Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the voluntary reimbursement, total return would have been 0.05% lower.

7     Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8     Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Trust    269

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[1]	For the Year Ended August 31, 2022[1]	For the Year Ended August 31, 2021[1]
Net asset value, beginning of year	$22.26	$22.19	$22.90	$23.41	$23.52
Investment Operations:
Net investment income[2]	0.90	0.85	0.74	0.42	0.35
Net realized and unrealized gain (loss)	0.14	0.61	0.63	(0.51)	(0.03)
Total from investment operations	1.04	1.46	1.37	(0.09)	0.32
Dividends and distributions to shareholders:
Net investment income	(0.95)	(0.88)	(0.77)	(0.42)	(0.43)
Capital gains	—	(0.51)	(1.31)	—	—
Total dividends and distributions to shareholders	(0.95)	(1.39)	(2.08)	(0.42)	(0.43)
Net asset value, end of year	$22.35	$22.26	$22.19	$22.90	$23.41
TOTAL RETURN[3]	4.75%	6.82%	6.35%	(0.39)%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$94,987	$158,030	$200,830	$366,368	$215,330
Ratio to average net assets of:
Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	4.00%	3.84%	3.34%	1.79%	1.47%
Portfolio turnover rate[4]	112%	111%	171%	131%	81%
Portfolio turnover rate excluding TBA roll transactions[4]	52%	57%	132%	42%	23%
WisdomTree Mortgage Plus Bond Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$44.60	$42.82	$45.57	$50.94	$51.64
Investment Operations:
Net investment income[2]	1.78	1.60	1.21	0.50	0.45
Net realized and unrealized gain (loss)	(0.32)	1.68	(2.51)	(5.19)	0.06
Total from investment operations	1.46	3.28	(1.30)	(4.69)	0.51
Dividends and distributions to shareholders:
Net investment income	(1.83)	(1.50)	(1.45)	(0.68)	(0.88)
Capital gains	—	—	—	—	(0.32)
Tax return of capital	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.83)	(1.50)	(1.45)	(0.68)	(1.21)
Net asset value, end of year	$44.23	$44.60	$42.82	$45.57	$50.94
TOTAL RETURN[3]	3.42%	7.87%	(2.87)%	(9.27)%	0.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$66,344	$53,525	$25,691	$36,458	$40,754
Ratio to average net assets of:
Expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.07%	3.72%	2.77%	1.02%	0.88%
Portfolio turnover rate[4]	188%	106%	93%	373%	430%
Portfolio turnover rate excluding TBA roll transactions[4]	31%	23%	41%	19%	47%

1       Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

2       Based on average shares outstanding.

3       Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

4       Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

270    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period February 7, 2023* through August 31, 2023
Net asset value, beginning of period	$49.54	$48.14	$49.64
Investment Operations:
Net investment income[1]	2.42	2.28	1.24
Net realized and unrealized gain (loss)	(0.65)	1.37	(1.54)
Total from investment operations	1.77	3.65	(0.30)
Dividends to shareholders:
Net investment income	(2.48)	(2.25)	(1.20)
Net asset value, end of period	$48.83	$49.54	$48.14
TOTAL RETURN[2]	3.71%	7.81%	(0.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,381,872	$1,353,536	$1,153,363
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%[3]
Net investment income	4.97%	4.73%	4.51%[3]
Portfolio turnover rate[4]	29%	85%	57%
Portfolio turnover rate excluding TBA roll transactions	27%	72%	53%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$44.23	$42.63	$44.46	$52.61	$53.93
Investment Operations:
Net investment income[1]	1.93	1.82	1.49	0.96	0.85
Net realized and unrealized gain (loss)	(0.48)	1.62	(1.80)	(8.05)	(0.76)
Total from investment operations	1.45	3.44	(0.31)	(7.09)	0.09
Dividends and distributions to shareholders:
Net investment income	(1.98)	(1.84)	(1.52)	(1.04)	(1.14)
Capital gains	—	—	—	(0.02)	(0.27)
Total dividends and distributions to shareholders	(1.98)	(1.84)	(1.52)	(1.06)	(1.41)
Net asset value, end of year	$43.70	$44.23	$42.63	$44.46	$52.61
TOTAL RETURN[5]	3.39%	8.28%	(0.66)%	(13.62)%	0.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$808,534	$933,175	$899,548	$951,406	$1,089,075
Ratio to average net assets of:
Expenses, net of expense waivers	0.12%	0.12%	0.12%	0.12%	0.12%[6]
Expenses, prior to expense waivers	0.12%	0.12%	0.12%	0.12%	0.15%
Net investment income	4.44%	4.24%	3.46%	1.97%	1.61%
Portfolio turnover rate[7]	110%	83%	117%	293%	148%
Portfolio turnover rate excluding TBA roll transactions[7]	66%	51%	50%	40%	41%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1     Based on average shares outstanding.

2     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3     Annualized.

4     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5     Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

6     The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

7     Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    271

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$47.76	$46.64	$47.32	$51.23	$51.60
Investment Operations:
Net investment income[1]	2.18	1.78	1.19	0.49	0.50
Net realized and unrealized gain (loss)	0.26	1.24	(0.74)	(3.81)	(0.14)
Total from investment operations	2.44	3.02	0.45	(3.32)	0.36
Dividends and distributions to shareholders:
Net investment income	(2.22)	(1.90)	(1.13)	(0.53)	(0.51)
Capital gains	—	—	—	(0.06)	(0.22)
Total dividends and distributions to shareholders	(2.22)	(1.90)	(1.13)	(0.59)	(0.73)
Net asset value, end of year	$47.98	$47.76	$46.64	$47.32	$51.23
TOTAL RETURN[2]	5.25%	6.62%	0.96%	(6.52)%	0.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$43,186	$38,205	$97,944	$94,645	$199,802
Ratio to average net assets of:
Expenses, net of expense waivers	0.12%	0.12%	0.12%	0.12%	0.12%[3]
Expenses, prior to expense waivers	0.12%	0.12%	0.12%	0.12%	0.15%
Net investment income	4.59%	3.79%	2.54%	1.00%	0.97%
Portfolio turnover rate[4]	106%	179%	124%	193%	224%
Portfolio turnover rate excluding TBA roll transactions[4]	101%	114%	19%	21%	49%
WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period March 17, 2022* through August 31, 2022
Net asset value, beginning of period	$36.33	$25.30	$20.89	$25.31
Investment Operations:
Net investment income[1]	0.53	0.40	0.34	0.13
Net realized and unrealized gain (loss)	16.43	11.24	4.24	(4.55)
Total from investment operations	16.96	11.64	4.58	(4.42)
Dividends to shareholders:
Net investment income	(2.65)	(0.61)	(0.17)	—
Net asset value, end of period	$50.64	$36.33	$25.30	$20.89
TOTAL RETURN[5]	49.14%	47.24%	22.14%	(17.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$298,748	$39,965	$11,386	$3,133
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%[6]
Net investment income	1.21%	1.32%	1.46%	1.26%[6]
Portfolio turnover rate[7]	30%	30%	20%	12%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

4Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

6Annualized.

7Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

272 WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 16, 2021* through August 31, 2022
Net asset value, beginning of period	$32.98	$23.60	$18.90	$24.49
Investment Operations:
Net investment income[1]	0.55	0.43	0.38	0.26
Net realized and unrealized gain (loss)	30.65	10.79	4.65	(5.85)
Total from investment operations	31.20	11.22	5.03	(5.59)
Dividends to shareholders:
Net investment income	(2.69)	(1.84)	(0.33)	—
Net asset value, end of period	$61.49	$32.98	$23.60	$18.90
TOTAL RETURN[2]	100.89%	51.48%	26.95%	(22.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$58,411	$9,895	$7,080	$6,616
Ratio to average net assets of:
Expenses	0.45%	0.45%	0.45%	0.45%[3]
Net investment income	1.28%	1.72%	1.62%	1.40%[3]
Portfolio turnover rate[4]	20%	17%	16%	27%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    273

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Enhanced Commodity Strategy Fund (consolidated)^	Post-Reorganization					Pre-Reorganization
	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period December 19, 2020 through August 31, 2021	For the Period January 1, 2020 through December 18, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of year	$18.48	$18.03	$22.74	$22.12	$18.74	$18.80	$17.50
Investment Operations:
Net investment income (loss)[1]	0.70	0.80	0.53	(0.01)	(0.08)	(0.03)	0.23
Net realized and unrealized gain (loss)	2.11	0.27 [2]	(1.14)	2.66	3.46	(0.03)	1.07
Net increase from payment by sub-adviser	—	—	—	—	0.00 [3]	0.00 [3]	—
Total from investment operations	2.81	1.07	(0.61)	2.65	3.38	(0.06)	1.30
Dividends and distributions to shareholders:
Net investment income	(0.66)	(0.62)	(4.10)	(2.03)	—	—	—
Capital gains	—	—	—	(0.00)[3]	—	—	—
Total dividends and distributions to shareholders	(0.66)	(0.62)	(4.10)	(2.03)	—	—	—
Net asset value, end of year	$20.63	$18.48	$18.03	$22.74	$22.12	$18.74	$18.80
TOTAL RETURN[4]	15.64%	6.18%	(2.56)%	12.81%	18.04%[5]	(0.32)%[5]	7.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$147,507	$124,708	$166,737	$296,724	$193,552	$99,333	$127,836
Ratio to average net assets of:
Expenses, net of expense waivers	0.54%[6]	0.55%[6]	0.55%[6]	0.55%[6]	0.55%[6,7]	0.75%[7]	0.75%
Expenses, prior to expense waivers	0.55%[6]	0.55%[6]	0.55%[6]	0.55%[6]	0.55%[6,7]	0.85%[7]	0.85%
Net investment income (loss)	3.60%	4.40%	2.87%	(0.06)%	(0.52)%[7]	(0.18)%[7]	1.30%
Portfolio turnover rate[8]	26%[9]	42%[9]	0%	47%[9]	22%[9]	0%	0%

^   After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

1Based on average shares outstanding.

2The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3Amount represents less than $0.005.

4Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5Includes a voluntary reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization. Excluding this reimbursement, total return would have been unchanged.

6Does not include expenses of the underlying investment companies in which the Fund invests.

7Annualized.

8Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year). During the fiscal year ended August 31, 2024, the WisdomTree Enhanced Commodity Strategy Fund additionally began investing in another long-term security, the WisdomTree Bitcoin Fund.

See Notes to Financial Statements.

274    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Equity Premium Income Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[1]	For the Year Ended August 31, 2022[1]	For the Year Ended August 31, 2021[1]
Net asset value, beginning of year	$32.90	$31.87	$31.61	$32.79	$26.64
Investment Operations:
Net investment income (loss)[2]	1.31	1.56	1.14	0.01	(0.11)
Net realized and unrealized gain (loss)	2.33	2.89	2.14	(1.19)	6.67
Total from investment operations	3.64	4.45	3.28	(1.18)	6.56
Dividends and distributions to shareholders:
Net investment income	(2.62)	(1.57)	(1.09)	—	(0.41)
Capital gains	(0.61)	—	—	—	—
Tax return of capital	(0.66)	(1.85)	(1.93)	—	—
Total dividends and distributions to shareholders	(3.89)	(3.42)	(3.02)	—	(0.41)
Net asset value, end of year	$32.65	$32.90	$31.87	$31.61	$32.79
TOTAL RETURN[3]	11.79%	14.68%	11.06%	(3.60)%	24.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$295,514	$125,033	$98,797	$104,322	$63,940
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.44%	0.44%	0.44%	0.44%	0.44%
Expenses, prior to expense waivers[4]	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income (loss)	4.05%	4.83%	3.64%	0.02%	(0.38)%
Portfolio turnover rate[5,9]	11%	32%	12%[1]	8%	18%
WisdomTree Managed Futures Strategy Fund (consolidated)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021
Net asset value, beginning of year	$35.77	$35.03	$34.72	$41.41	$35.31
Investment Operations:
Net investment income (loss)[2]	1.30	1.55	1.02	(0.09)	(0.23)
Net realized and unrealized gain (loss)	0.83	0.85	0.96	(1.39)	6.50
Net increase from payment by sub-adviser	—	—	—	—	0.00 [6]
Total from investment operations	2.13	2.40	1.98	(1.48)	6.27
Dividends to shareholders:
Net investment income	(1.25)	(1.66)	(1.67)	(5.21)	(0.17)
Net asset value, end of year	$36.65	$35.77	$35.03	$34.72	$41.41
TOTAL RETURN[3]	6.12%	7.16%	6.00%	(3.91)%	17.83%[7]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$164,939	$207,447	$154,145	$140,599	$147,001
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.64%	0.65%	0.65%	0.65%	0.65%[8]
Expenses, prior to expense waivers[4]	0.65%	0.65%	0.65%	0.65%	0.68%
Net investment income (loss)	3.70%	4.35%	3.05%	(0.24)%	(0.60)%
Portfolio turnover rate[5,9]	96%	37%	16%	7%	25%

1The information reflects the investment objective and strategy of the WisdomTree CBOE S&P 500 PutWrite Strategy Fund through October 24, 2022 and the investment objective and strategy of the WisdomTree Equity Premium Income Fund thereafter.

2Based on average shares outstanding.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

4Does not include expenses of the underlying investment companies in which the Fund invests.

5During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year). During the fiscal year ended August 31, 2024, the WisdomTree Managed Futures Strategy Fund additionally began investing in another long-term security, the WisdomTree Bitcoin Fund.

6Amount represents less than $0.005.

7Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

8The investment advisor had contractually agreed to limit the advisory fee to 0.65% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.65%.

9Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    275

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Private Credit and Alternative Income Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period May 6, 2021* through August 31, 2021
Net asset value, beginning of period	$19.09	$18.85	$20.39	$25.79	$24.96
Investment Operations:
Net investment income[1]	1.64	1.90	1.94	1.49	0.43
Net realized and unrealized gain (loss)	(1.11)	0.61	(1.15)	(4.82)	0.40
Total from investment operations	0.53	2.51	0.79	(3.33)	0.83
Dividends and distributions to shareholders:
Net investment income	(1.79)	(1.97)	(1.97)	(1.66)	—
Capital gains	—	—	—	(0.01)	—
Tax return of capital	(0.28)	(0.30)	(0.36)	(0.40)	—
Total dividends and distributions to shareholders	(2.07)	(2.27)	(2.33)	(2.07)	—
Net asset value, end of period	$17.55	$19.09	$18.85	$20.39	$25.79
TOTAL RETURN[2]	3.21%	14.54%	5.28%	(13.50)%	3.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$62,120	$20,233	$12,063	$10,193	$10,315
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%[3]
Net investment income	9.33%	10.30%	10.64%	6.35%	5.39%[3]
Portfolio turnover rate[4]	33%	33%	33%	52%	2%
WisdomTree Target Range Fund	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period October 7, 2021* through August 31, 2022
Net asset value, beginning of period	$24.65	$22.47	$21.99	$24.99
Investment Operations:
Net investment income (loss)[1]	0.64	0.73	0.53	(0.01)
Net realized and unrealized gain (loss)	1.20	2.48	0.05	(2.99)
Total from investment operations	1.84	3.21	0.58	(3.00)
Dividends and distributions to shareholders:
Net investment income	(0.64)	(1.03)	(0.10)	—
Capital gains	(0.52)	—	—	—
Total dividends and distributions to shareholders	(1.16)	(1.03)	(0.10)	—
Net asset value, end of period	$25.33	$24.65	$22.47	$21.99
TOTAL RETURN[2]	7.68%	14.74%	2.65%	(12.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$59,535	$62,246	$64,046	$51,675
Ratio to average net assets of:
Expenses	0.70%	0.70%	0.70%	0.70%[3]
Net investment income (loss)	2.64%	3.19%	2.42%	(0.06)%[3]
Portfolio turnover rate[4]	0%	0%	5%	0%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

276    WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree 1-3 Year Laddered Treasury Fund (“1-3 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree 7-10 Year Laddered Treasury Fund (“7-10 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree Bianco Total Return Fund (“Bianco Total Return Fund”)	December 20, 2023
WisdomTree Core Laddered Municipal Fund (“Core Laddered Municipal Fund”)	April 3, 2025
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree High Income Laddered Municipal Fund (“High Income Laddered Municipal Fund”)	April 3, 2025
WisdomTree Inflation Plus Fund (“Inflation Plus Fund”) (consolidated)	June 18, 2025
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund”)	November 14, 2019
WisdomTree Voya Yield Enhanced USD Universal Bond Fund (“Voya Yield Enhanced USD Universal Bond Fund”)	February 7, 2023
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Efficient Gold Plus Equity Strategy Fund (“Efficient Gold Plus Equity Strategy Fund”) (consolidated)	March 17, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (“Efficient Gold Plus Gold Miners Strategy Fund”) (consolidated)	December 16, 2021
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund”) (consolidated)	January 23, 2008*
WisdomTree Equity Premium Income Fund (“Equity Premium Income Fund”) (formerly, WisdomTree PutWrite Strategy Fund)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011
WisdomTree Private Credit and Alternative Income Fund (“Private Credit and Alternative Income Fund”) (formerly, WisdomTree Alternative Income Fund)	May 6, 2021
WisdomTree Target Range Fund (“Target Range Fund”)	October 7, 2021
* Commencement of operations date shown is that of the predecessor fund. After the close of business December 18, 2020, the predecessor fund was reorganized into the Enhanced Commodity Strategy Fund.

Each Fund is actively managed except for the 1-3 Year Laddered Treasury Fund, 7-10 Year Laddered Treasury Fund, Bianco Total Return Fund, Floating Rate Treasury Fund, Interest Rate Hedged High Yield Bond Fund, Interest Rate Hedged U.S. Aggregate Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Equity Premium Income Fund and Private Credit and Alternative Income Fund, which seek to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

WisdomTree Trust    277

Notes to Financial Statements (continued)

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Efficient Gold Plus Equity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Enhanced Commodity Strategy Fund, Inflation Plus Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the accounts of WisdomTree Efficient Gold Plus Equity Strategy Portfolio I, WisdomTree Efficient Gold Plus Gold Miners Strategy Portfolio I, WisdomTree Enhanced Commodity Strategy Portfolio I, WisdomTree Inflation Plus Portfolio I and WisdomTree Managed Futures Portfolio I, respectively, each a wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations,

278    WisdomTree Trust

Notes to Financial Statements (continued)

securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

WisdomTree Trust    279

Notes to Financial Statements (continued)

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended August 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts, interest rate futures contracts, equity futures contracts, digital assets futures contracts and equity options contracts during the fiscal year ended August 31, 2025 and open positions in such derivatives as of August 31, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. The Fund’s derivative agreements may also contain credit-risk-related contingent features which may include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at August 31, 2025 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk-related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of August 31, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At August 31, 2025, no event occurred that triggered a credit-risk-related contingent feature.

As of August 31, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$198,614	Unrealized depreciation on foreign currency contracts	$2,559,406
Emerging Currency Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	198,327	Unrealized depreciation on foreign currency contracts	15,922
Emerging Markets Corporate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	6,581	Unrealized depreciation on futures contracts*	29,389
Emerging Markets Local Debt Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	58,679	Unrealized depreciation on foreign currency contracts	9,594
Inflation Plus Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	30,248	Unrealized depreciation on futures contracts*	4,787
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	54,119	Unrealized depreciation on futures contracts*	248,822
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	16,213	Unrealized depreciation on futures contracts*	307,106
Mortgage Plus Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	6,573	Unrealized depreciation on futures contracts*	2,258
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	379,163	Unrealized depreciation on futures contracts*	288,951
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	16,354	Unrealized depreciation on futures contracts*	65

280    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	$6,399,854	Unrealized depreciation on futures contracts*	$—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	1,224,186	Unrealized depreciation on futures contracts*	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	11,346,854	Unrealized depreciation on futures contracts*	2,334,172
Equity Premium Income Fund
Equity risk	Purchased options, at value**	—	Written options, at value	5,488,470
Managed Futures Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	1,634,184	Unrealized depreciation on futures contracts*	195,522
Equity risk	Unrealized appreciation on futures contracts*	2,575,298	Unrealized depreciation on futures contracts*	172,917
Foreign currency risk	Unrealized appreciation on futures contracts*	91,545	Unrealized depreciation on futures contracts*	27,604
Interest rate risk	Unrealized appreciation on futures contracts*	17,987	Unrealized depreciation on futures contracts*	45,090
Target Range Fund
Equity risk	Purchased options, at value**	13,579,499	Written options, at value	871,428

*    Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Generally, only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 285 for additional information regarding balance sheet location of balances associated with futures contracts.

**   Purchased options, at value are reported in the Fund’s Investment in securities, at value within the Statements of Assets and Liabilities.

For the fiscal year or period ended August 31, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign currency risk	$(9,007,952)	$734,450
Emerging Currency Strategy Fund
Foreign currency risk	288,826	4,209
Emerging Markets Corporate Bond Fund
Interest rate risk	(127,134)	(28,855)
Emerging Markets Local Debt Fund
Foreign currency risk	89,352	136,099
Inflation Plus Fund (consolidated)
Commodity risk	(30,255)	25,461
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	1,128,482	(680,175)
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	4,592,320	(1,084,356)
Mortgage Plus Bond Fund
Interest rate risk	(1,742)	15,097
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	(2,749,709)	779,385
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	(9,685)	28,894

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Notes to Financial Statements (continued)
Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	$12,763,294	$5,766,124
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	4,027,943	1,083,846
Foreign currency risk	(3,591)	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	(2,813,951)	12,853,269
Equity Premium Income Fund
Equity risk	13,497,492	396,620
Managed Futures Strategy Fund (consolidated)
Commodity risk	(3,756,986)	2,342,657
Equity risk	4,913,097	(1,065,336)
Foreign currency risk	845,662	(253,684)
Interest rate risk	(2,927,172)	237,678
Target Range Fund
Equity risk	3,175,135	(569,058)
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Commodity risk	Net realized gain (loss) from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net realized gain (loss) from investment transactions

Net realized gain (loss) from written options

Net realized gain (loss) from futures contracts

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Net realized gain (loss) from futures contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Commodity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net increase (decrease) in unrealized appreciation/depreciation from investment transactions

Net increase (decrease) in unrealized appreciation/depreciation from written options

Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

During the fiscal year or period ended August 31, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign currency risk	$138,635,093	$349,375,947	$—	$—	$—	$—
Emerging Currency Strategy Fund
Foreign currency risk	8,338,969	196,948	—	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate risk	—	—	12,680,564	8,976,561	—	—
Emerging Markets Local Debt Fund
Foreign currency risk	5,420,428	2,679,393	—	—	—	—
Inflation Plus Fund (consolidated)
Interest rate risk	—	—	802,288	630,361	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	—	—	3,439,638	151,267,392	—	—
282    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	$—	$—	$—	$151,425,281	$—	$—
Mortgage Plus Bond Fund
Interest rate risk	—	—	4,597,896	35,865	—	—
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	—	—	181,434,625	78,812,899	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	—	—	6,027,039	1,505,274	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	—	—	98,637,605	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Foreign currency risk	5,151	15,336	—	—	—	—
Commodity risk	—	—	22,855,587	—	—	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	—	—	151,729,814	23,282,809	—	—
Equity Premium Income Fund
Equity risk	—	—	—	—	—	211,865,808
Managed Futures Strategy Fund (consolidated)
Commodity risk	—	—	31,439,268	33,592,506	—	—
Equity risk	—	—	54,611,202	—	—	—
Foreign currency risk	—	—	17,407,551	—	—	—
Interest rate risk	—	—	22,834,594	4,010,156	—	—
Target Range Fund
Equity risk	—	—	—	—	48,668,546	61,300,362

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income net of foreign withholding taxes, if any, is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/ depreciation on investment transactions”. Foreign taxes payable or deferred as of August 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of August 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

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The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of August 31, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/ or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013 , WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013 , WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations

284    WisdomTree Trust

Notes to Financial Statements (continued)

during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Contracts — The U.S. Dollar Bullish Fund utilized foreign currency contracts to obtain net short exposure to foreign currencies consistent its investment strategy. The Emerging Currency Strategy Fund utilized foreign currency contracts to obtain net long exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Local Debt Fund utilized foreign currency contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Efficient Gold Plus Gold Miners Strategy Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Efficient Gold Plus Equity Strategy Fund and Efficient Gold Plus Gold Miners Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with its investment objective. The Inflation Plus Fund and Enhanced Commodity Strategy Fund each utilized futures contracts to obtain long and short exposures to commodities consistent with its investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities, interest rates and equity indexes consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract

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Notes to Financial Statements (continued)

expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin that has been received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts”, “Foreign currency deposits at broker for futures contracts”, “Deposits due to broker for futures contracts”, or “Foreign currency deposits due to broker for futures contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Options Contracts — The Equity Premium Income Fund utilized option contracts by writing put options on the SPDR® S&P 500 ETF Trust and/or S&P 500 Index. The Target Range Fund utilized option contracts by purchasing long call options and writing short call options on a portfolio of four exchanged traded funds (“ETFs”) that track the performance of large-and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500 ETF Trust, iShares Russell 2000 ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Equity Premium Income Fund and Target Range Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option (i.e., an option trading strategy in which a call option is written while either holding a long position in the underlying security or byhaving the ability to hold the underlying security by purchasing a long call option of the same share amount) is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the potential risk of unlimited loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

The maximum payout (i.e., potential downside risk) for written put options is limited to the number of contracts written and the associated strike prices. At August 31, 2025, the maximum payout for written put options for the Equity Premium Income Fund was $305,487,000. At August 31, 2025, the maximum payout for written options for the Target Range Fund was $44,256,000. However, the Target Range Fund employs a “call spread” strategy which involves purchasing call options on each Underlying ETF that are 15% in-the-money and selling (i.e., writing) call options that are 15% out-of-the-money. If the Underlying ETF share price declines, the potential loss on the Target Range Fund’s call spread strategy is limited to the premiums paid on call options purchased minus any premiums received from writing call options. At August 31, 2025, the total premiums paid on purchased call options minus premiums received on written call options for the Target Range Fund was $10,707,438.

286    WisdomTree Trust

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Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Equity Premium Income Fund and Target Range Fund intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is shown in “Securities lending income, net” and disclosed parenthetically on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

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The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts and options contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and options contracts are excluded from the netting table .

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Securities Lending	$ 41,580,643	$ —	$ (41,580,643)[1]	$ —	$ —	$ —	$ —	$ —
Foreign Currency Contracts	198,614	(119,514)	—	79,100	2,559,406	(119,514)	—	2,439,892
Emerging Currency Strategy Fund
Foreign Currency Contracts	198,327	(15,922)	—	182,405	15,922	(15,922)	—	—
Repurchase Agreement	2,990,000	—	(2,990,000)[1]	—	—	—	—	—
Bianco Total Return Fund
Securities Lending	14,417,968	—	(14,417,968)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	3,430,936	—	(3,430,936)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Foreign Currency Contracts	58,679	(5,683)	—	52,996	9,594	(5,683)	—	3,911
Repurchase Agreement	3,690,000	—	(3,690,000)[1]	—	—	—	—	—
Interest Rate Hedged High Yield Bond Fund
Securities Lending	16,676,070	—	(16,676,070)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	1,731,019	—	(1,731,019)[1]	—	—	—	—	—
Repurchase Agreement	690,000	—	(690,000)[1]	—	—	—	—	—
Voya Yield Enhanced USD Universal Bond Fund
Securities Lending	31,106,875	—	(31,106,875)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	34,557,090	—	(34,557,090)[1]	—	—	—	—	—
Repurchase Agreement	25,980,000	—	(25,980,000)[1]	—	—	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Securities Lending	1,501,999	—	(1,501,999)[1]	—	—	—	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Securities Lending	1,960,500	—	(1,960,500)[1]	—	—	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Securities Lending	456,901	—	(456,901)[1]	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)
Securities Lending	2,670,399	—	(2,670,399)[1]	—	—	—	—	—
Private Credit and Alternative Income Fund
Securities Lending	3,747,420	—	(3,747,420)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

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Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction”. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e., same type, coupon, maturity) to settle on a specified future date.

The Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund may also enter into TBA sale commitments to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Realized gains and losses on TBA sale commitments are included in “net realized gain (loss) from investments” on the Statements of Operations and fluctuations in the value of open TBA sale commitments are included in “net increase (decrease) in unrealized appreciation/depreciation from investments” on the Statements of Operations.

Digital Assets Risk — The Enhanced Commodity Strategy Fund (“GCC”), Inflation Plus Fund (“WTIP”) and Managed Futures Strategy Fund (“WTMF”) do not invest in bitcoin directly but each may invest up to 10% of their net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “Bitcoin ETP”) and bitcoin futures contracts. GCC, WTIP and WTMF may invest in the WisdomTree Bitcoin Fund (ticker: BTCW), a Bitcoin ETP sponsored by an affiliate of the Adviser. GCC, WTIP and WTMF may also invest in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to

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significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurances that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC, WTIP and WTMF.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya”), Inflation Plus Fund, Enhanced Commodity Strategy Fund, Managed Futures Strategy Fund, Equity Premium Income Fund and Target Range Fund which are sub-advised by Newton Investment Management North America, LLC (“Newton”) and Core Laddered Municipal Fund and High Income Laddered Municipal Fund which are sub-advised by Insight North America, LLC (“Insight”). Mellon, Voya, Newton and Insight are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

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WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate	Advisory Fee Waiver[4]
U.S. Dollar Bullish Fund	0.50%	—
Emerging Currency Strategy Fund	0.55%	—
1-3 Year Laddered Treasury Fund	0.15%	—
7-10 Year Laddered Treasury Fund	0.15%	—
Bianco Total Return Fund	0.50%	(0.04)%[1]
Core Laddered Municipal Fund[2]	0.25%	—
Emerging Markets Corporate Bond Fund	0.60%	—
Emerging Markets Local Debt Fund	0.55%	—
Floating Rate Treasury Fund	0.15%	—
High Income Laddered Municipal Fund[2]	0.35%	—
Inflation Plus Fund (consolidated)[3]	0.65%	(0.01)%[5]
Interest Rate Hedged High Yield Bond Fund	0.43%	—
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—
Mortgage Plus Bond Fund	0.45%	—
Voya Yield Enhanced USD Universal Bond Fund	0.15%	—
Yield Enhanced U.S. Aggregate Bond Fund	0.12%	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.20%	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.45%	—
Enhanced Commodity Strategy Fund (consolidated)	0.55%	(0.01)%[5]
Equity Premium Income Fund	0.44%	—
Managed Futures Strategy Fund (consolidated)	0.65%	(0.01)%[5]
Private Credit andAlternative Income Fund	0.50%	—
Target Range Fund	0.70%	—

1WTAM has contractually agreed, through December 31, 2025, to reduce the Fund’s advisory fee in an amount equal to the advisory fee paid to it by any WisdomTree fund in which the Fund invests with respect to such investment. The amount waived may be reduced to offset the incremental costs related to an investment in an underlying fund and paid by WTAM. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

[2] Since the commencement of operations on April 3, 2025.

[3] Since the commencement of operations on June 18, 2025.

4WTAM has contractually agreed for each Fund, through March 11, 2026, to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Government Money Market Digital Fund by the amount necessary to reduce the expense ratio of the WisdomTree Government Money Market Digital Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

5WTAM has contractually agreed, through July 11, 2026, to waive a portion of its advisory fee associated with investments in WisdomTree Bitcoin Fund (“BTCW”). The amount of the waiver will be equal to the sponsor fee, currently 0.25% of net assets per annum, paid to WisdomTree Digital Commodity Services by BTCW with respect to Fund assets invested in BTCW. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended August 31, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Government Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations.

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WTAM has also contractually agreed to waive a portion of its advisory fee associated with Inflation Plus Fund, Enhanced Commodity Strategy Fund, and Managed Futures Strategy Fund (each an “Affected Fund”) investments in shares of the WisdomTree Bitcoin Fund (“BTCW”), an exchange-traded product registered with the SEC in accordance with the Securities Act of 1933 and that is sponsored by WisdomTree Digital Commodity Services, LLC (the “Sponsor”), an affiliate of WTAM. BTCW pays the Sponsor a fee (the “Sponsor Fee”) for its services, and such fee currently is 0.25% of BTCW’s net assets, calculated daily and paid monthly. For the term of this agreement and to the extent an Affected Fund invests in shares of BTCW, WTAM will waive a portion of the management fee it would otherwise be entitled to receive from an Affected Fund in an amount equal to the Sponsor Fee, currently 0.25% of net assets, paid to the Sponsor of BTCW with respect to Affected Fund assets invested in BTCW. The agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers is included in “Expense waivers — contractual” on the Statements of Operations.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended August 31, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At August 31, 2025		For the Fiscal Year Ended August 31, 2025
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Bloomberg U.S. Dollar Bullish Fund	$115	$3,018	$115
Emerging Currency Strategy Fund	1	19	—
Core Laddered Municipal Fund	—	—	200
Inflation Plus Fund (consolidated)	10,000	303,150	1,600
Emerging Markets Local Debt Fund	125	3,533	186
Floating Rate Treasury Fund	1,434,315	72,131,701	2,836,804
Interest Rate Hedged High Yield Bond Fund	94	2,108	147
Interest Rate Hedged U.S. Aggregate Bond Fund	1	22	0 *
Mortgage Plus Bond Fund	29,843	1,321,176	54,552
Yield Enhanced U.S. Aggregate Bond Fund	2,310	100,993	4,272
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	163	7,812	355
Enhanced Commodity Strategy Fund (consolidated)	198	4,081	172
Managed Futures Strategy Fund (consolidated)	393	14,392	483
WisdomTree Equity Premium Income Fund	207	6,765	770
Target Range Fund	71	1,796	76
* Amount represents less than $1.

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of August 31, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of August 31, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

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5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended August 31, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$16,482,811	$18,894,134	$—	$—	$—	$—
Emerging Currency Strategy Fund	100,626	40,250	—	—	—	—
1-3 Year Laddered Treasury Fund	—	—	8,837,435	8,806,344	16,986,838	1,998,404
7-10 Year Laddered Treasury Fund	—	—	1,247,733	1,258,291	2,009,857	1,944,094
Bianco Total Return Fund	72,667,297	72,366,823	—	—	64,895,071	254,958
Core Laddered Municipal Fund[1]	4,730,128	—	—	—	—	—
Emerging Markets Corporate Bond Fund	133,910,447	140,950,582	—	—	19,592,199	—
Emerging Markets Local Debt Fund	26,796,692	24,671,054	—	—	585,640	4,388,319
Floating Rate Treasury Fund	—	—	28,261,536,636	28,182,458,517	6,981,206,754	5,628,768,076
High Income Laddered Municipal Fund[1]	3,800,254	—	—	—	—	—
Inflation Plus Fund (consolidated)[2]	—	—	1,254,061	88,762	—	—
Interest Rate Hedged High Yield Bond Fund	96,450,675	96,402,988	4,495,081	1,922,552	39,276,775	10,600,013
Interest Rate Hedged U.S. Aggregate Bond Fund	39,717,014	39,738,194	102,807,451	118,667,936	45,034,423	90,050,470
Mortgage Plus Bond Fund	4,242,483	2,013,714	116,487,742	105,996,211	—	—
Voya Yield Enhanced USD Universal Bond Fund	93,332,291	102,510,391	280,156,982	295,221,370	164,186,894	118,437,991
Yield Enhanced U.S. Aggregate Bond Fund	295,461,435	325,059,805	650,894,735	645,853,038	94,773,587	197,642,123
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	16,840,673	16,777,114	22,813,243	24,168,924	9,070,730	7,448,442
Efficient Gold Plus Equity Strategy Fund (consolidated)	31,535,592	30,160,268	—	—	226,259,860	28,576,648
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	6,491,093	4,462,477	—	—	31,727,838	4,084,590
Enhanced Commodity Strategy Fund (consolidated)	5,794,747	3,277,444	—	—	—	—
Equity Premium Income Fund	8,526,023	942,870	—	—	—	—
Managed Futures Strategy Fund (consolidated)	10,960,834	13,632,299	—	—	—	—
Private Credit and Alternative Income Fund	15,883,278	15,233,739	—	—	47,638,789	3,007,184
Target Range Fund	—	—	—	—	—	—
[1]For the period April 3, 2025 (commencement of operations) through August 31, 2025. [2]For the period June 18, 2025 (commencement of operations) through August 31, 2025.

6. FEDERAL INCOME TAXES

At August 31, 2025, the cost of investments (including securities on loan, derivatives and TBA sale commitments) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$193,171,184	$50,183	$(1,697)	$48,486	$85,719	$(40,022)	$45,697	$94,183
Emerging Currency Strategy Fund	9,139,644	1,234	(46)	1,188	65,928	(1,700)	64,228	65,416
1-3 Year Laddered Treasury Fund	17,047,024	62,253	(939)	61,314	—	—	—	61,314
7-10 Year Laddered Treasury Fund	3,047,450	14,688	(27,307)	(12,619)	—	—	—	(12,619)
Bianco Total Return Fund	85,609,441	1,011,929	(59,811)	952,118	—	—	—	952,118
Core Laddered Municipal Fund	4,924,039	80,032	(4,125)	75,907	—	—	—	75,907
Emerging Markets Corporate Bond Fund	87,303,324	2,338,121	(1,279,427)	1,058,694	—	—	—	1,058,694
Emerging Markets Local Debt Fund	73,385,729	2,817,753	(4,906,452)	(2,088,699)	1,811	(2,926)	(1,115)	(2,089,814)
Floating Rate Treasury Fund	18,740,837,318	799,521	(9,044,462)	(8,244,941)	—	—	—	(8,244,941)
High Income Laddered Municipal Fund	3,910,808	47,107	(42,678)	4,429	—	—	—	4,429
WisdomTree Trust    293

Notes to Financial Statements (continued)
Fund	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Inflation Plus Fund (consolidated)[2]	1,500,839	16,135	(3,413)	12,722	—	—	—	12,722
Interest Rate Hedged High Yield Bond Fund	$181,527,476	$4,274,076	$(1,421,803)	$2,852,273	$—	$—	$—	$2,852,273
Interest Rate Hedged U.S. Aggregate Bond Fund	97,953,396	1,034,733	(3,283,897)	(2,249,164)	—	(658)	(658)	(2,249,822)
Mortgage Plus Bond Fund	72,592,167	985,753	(1,665,961)	(680,208)	—	—	—	(680,208)
Voya Yield Enhanced USD Universal Bond Fund	1,396,736,200	20,809,226	(15,318,413)	5,490,813	—	—	—	5,490,813
Yield Enhanced U.S. Aggregate Bond Fund	872,585,878	9,443,994	(28,819,074)	(19,375,080)	—	—	—	(19,375,080)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	43,566,259	554,707	(53,548)	501,159	—	—	—	501,159
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	275,720,004	25,261,982	(2,237,908)	23,024,074	—	—	—	23,024,074
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	46,015,780	13,484,199	(1,156,658)	12,327,541	—	—	—	12,327,541
Enhanced Commodity Strategy Fund (consolidated)[2]	176,206,746	76,357	(28,734,671)	(28,658,314)	—	—	—	(28,658,314)
Equity Premium Income Fund	297,775,478	178,959	(23,177)	155,782	—	—	—	155,782
Managed Futures Strategy Fund (consolidated)[2]	241,623,556	88,840	(82,035,833)	(81,946,993)	—	—	—	(81,946,993)
Private Credit and Alternative Income Fund	67,473,040	2,891,707	(4,152,862)	(1,261,155)	—	—	—	(1,261,155)
Target Range Fund	54,881,200	1,829,305	(6,095)	1,823,210	84,174	—	84,174	1,907,384

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

At August 31, 2025, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
U.S. Dollar Bullish Fund	$—	$5,645,866	$(36,837,931)	$48,486	$45,697	$—	$(31,097,882)
Emerging Currency Strategy Fund	—	211,787	(47,857,435)	1,188	64,228	—	(47,580,232)
1-3 Year Laddered Treasury Fund	—	13,970	271	61,314	—	—	75,555
7-10 Year Laddered Treasury Fund	—	2,268	(17,341)	(12,619)	—	—	(27,692)
Bianco Total Return Fund	—	20,631	(57,436)	952,118	—	—	915,313
Core Laddered Municipal Fund	—	—	(174)	75,907	—	—	75,733
Emerging Markets Corporate Bond Fund	—	46,440	(15,020,952)	1,058,694	101	(187,551)	(14,103,268)
Emerging Markets Local Debt Fund	—	—	(30,449,274)	(2,088,699)	(42,204)	(556)	(32,580,733)
Floating Rate Treasury Fund	—	—	(1,859,807)	(8,244,940)	—	—	(10,104,747)
High Income Laddered Municipal Fund	1,307	162	(22)	4,429	—	—	5,876
Inflation Plus Fund (consolidated)[2]	—	3,567	—	12,722	—	—	16,289
Interest Rate Hedged High Yield Bond Fund	—	—	(23,763,957)	2,852,273	—	(8,100)	(20,919,784)
Interest Rate Hedged U.S. Aggregate Bond Fund	—	55,599	(12,621,881)	(2,249,164)	14	(411,515)	(15,226,947)
Mortgage Plus Bond Fund	—	283,146	(3,398,924)	(680,208)	—	—	(3,795,986)
Voya Yield Enhanced USD Universal Bond Fund	—	730,803	(27,196,435)	5,490,813	188	(2,739,365)	(23,713,996)
Yield Enhanced U.S. Aggregate Bond Fund	—	96,539	(114,979,609)	(19,375,080)	(51,384)	—	(134,309,534)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	11,804	(5,422,270)	501,159	—	(69,642)	(4,978,949)

294    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	$19,664,556	$(3,533,434)	$23,024,074	$—	$—	$39,155,196
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	5,413,216	(1,291,806)	12,327,541	8	—	16,448,959
Enhanced Commodity Strategy Fund (consolidated)[2]	9,275,220	(322,715)	(28,658,314)	—	—	(19,705,809)
Equity Premium Income Fund	—	—	155,782	—	—	155,782
Managed Futures Strategy Fund (consolidated)[2]	4,017,062	(4,023,994)	(81,946,993)	—	—	(81,953,925)
Private Credit and Alternative Income Fund	—	(2,790,989)	(1,261,155)	—	—	(4,052,144)
Target Range Fund	2,291,263	—	1,823,210	84,174	(294,315)	3,904,332

[1]The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

[2]“Net Unrealized Appreciation/(Depreciation)” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary. The total distributable earnings (loss) reported herein differs from the amount shown on the Statements of Assets and Liabilities due to the tax treatment of the wholly-owned foreign subsidiary.

The tax character of distributions paid during the fiscal years or periods ended August 31, 2025 and August 31, 2024, was as follows:

Fund	Year Ended August 31, 2025				Year Ended August 31, 2024
	Distributions Paid from Tax Exempt Income	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital
U.S. Dollar Bullish Fund	$—	$9,556,776	$—	$—	$11,670,750	$—
Emerging Currency Strategy Fund	—	366,632	—	—	396,000	—
1-3 Year Laddered Treasury Fund	—	313,667	—	—	22,000[1]	—
7-10 Year Laddered Treasury Fund	—	129,333	—	—	55,500[1]	—
Bianco Total Return Fund	—	1,950,903	—	—	73,855[2]	—
Core Laddered Municipal Fund[3]	47,578	—	—	22	—	—
Emerging Markets Corporate Bond Fund	—	4,086,121	—	—	2,664,370	—
Emerging Markets Local Debt Fund	—	1,744,059	—	2,068,441	672,727	3,833,273
Floating Rate Treasury Fund	—	788,210,474	—	—	956,027,359	—
High Income Laddered Municipal Fund[3]	41,800	—	—	—	—	—
Inflation Plus Fund (consolidated)[4]	—	8,000	—	—	—	—
Interest Rate Hedged High Yield Bond Fund	—	10,623,143	—	19,451	9,955,140	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—	5,493,927	—	—	11,265,043	—
Mortgage Plus Bond Fund	—	2,391,056	—	—	1,502,460	—
Voya Yield Enhanced USD Universal Bond Fund	—	66,300,162	—	—	58,363,596	—
Yield Enhanced U.S. Aggregate Bond Fund	—	39,555,076	—	—	39,070,160	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	1,782,448	—	—	2,484,580	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	3,699,370	—	—	307,865	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—	1,346,160	—	—	552,534	—
Enhanced Commodity Strategy Fund (consolidated)	—	4,670,528	—	—	6,008,710	—
Equity Premium Income Fund	—	14,861,294	5,212,851	4,992,291	4,517,911	5,528,089
Managed Futures Strategy Fund (consolidated)	—	7,002,051	—	—	7,722,950	—
Private Credit and Alternative Income Fund	—	4,545,858	—	940,240	1,639,354	277,646
Target Range Fund	—	2,889,461	—	—	2,807,000	—

*     Includes short-term capital gains, if any.

[1]For the period March 14, 2024 (commencement of operations) through August 31, 2024.

[2]For the period December 20, 2023 (commencement of operations) through August 31, 2024.

[3]For the period April 3, 2025 (commencement of operations) through August 31, 2025.

[4]For the period June 18, 2025 (commencement of operations) through August 31, 2025.

WisdomTree Trust    295

Notes to Financial Statements (continued)

At August 31, 2025, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. Dollar Bullish Fund	$15,058,460	$21,779,471	$36,837,931
Emerging Currency Strategy Fund	30,862,630	16,994,805	47,857,435
1-3 Year Laddered Treasury Fund	—	—	—
7-10 Year Laddered Treasury Fund	16,325	1,016	17,341
Bianco Total Return Fund	49,689	7,747	57,436
Core Laddered Municipal Fund	174	—	174
Emerging Markets Corporate Bond Fund	700,916	14,320,036	15,020,952
Emerging Markets Local Debt Fund	11,601,277	17,291,526	28,892,803
Floating Rate Treasury Fund	386,297	1,473,510	1,859,807
High Income Laddered Municipal Fund	22	—	22
Inflation Plus Fund (consolidated)	—	—	—
Interest Rate Hedged High Yield Bond Fund	5,437,429	18,326,528	23,763,957
Interest Rate Hedged U.S. Aggregate Bond Fund	2,103,719	10,518,162	12,621,881
Mortgage Plus Bond Fund	1,533,903	1,865,021	3,398,924
Voya Yield Enhanced USD Universal Bond Fund	5,943,323	21,253,112	27,196,435
Yield Enhanced U.S. Aggregate Bond Fund	39,331,098	75,648,511	114,979,609
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	1,954,734	3,467,536	5,422,270
Efficient Gold Plus Equity Strategy Fund (consolidated)	3,129,337	404,097	3,533,434
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	808,289	483,517	1,291,806
Enhanced Commodity Strategy Fund (consolidated)	322,471	244	322,715
Equity Premium Income Fund	—	—	—
Managed Futures Strategy Fund (consolidated)	—	4,023,994	4,023,994
Private Credit and Alternative Income Fund	1,396,693	1,394,296	2,790,989
Target Range Fund	—	—	—

During the fiscal year or period ended August 31, 2025, the following Funds incurred and will elect to defer late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
U.S. Dollar Bullish Fund	$—	$—	$—
Emerging Currency Strategy Fund	—	—	—
1-3 Year Laddered Treasury Fund	—	—	—
7-10 Year Laddered Treasury Fund	—	—	—
Bianco Total Return Fund	—	—	—
Core Laddered Municipal Fund[1]	—	—	—
Emerging Markets Corporate Bond Fund	—	—	—
Emerging Markets Local Debt Fund	—	—	1,556,471
Floating Rate Treasury Fund	—	—	—
High Income Laddered Municipal Fund[1]	—	—	—
Inflation Plus Fund (consolidated)[2]	—	—	—
Interest Rate Hedg ed High Yield Bond Fund	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—	—	—
Mortgage Plus Bond Fund	—	—	—

296    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
Voya Yield Enhanced USD Universal Bond Fund	$—	$—	$—
Yield Enhanced U.S. Aggregate Bond Fund	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—	—	—
Enhanced Commodity Strategy Fund (consolidated)	—	—	—
Equity Premium Income Fund	—	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—
Private Credit and Alternative Income Fund	—	—	—
Target Range Fund	—	—	—
[1]For the period April 3, 2025 (commencement of operations) through August 31, 2025. [2]For the period June 18, 2025 (commencement of operations) through August 31, 2025.

During the fiscal year or period ended August 31, 2025, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
U.S. Dollar Bullish Fund	$—
Emerging Currency Strategy Fund	342,521
1-3 Year Laddered Treasury Fund	—
7-10 Year Laddered Treasury Fund	—
Bianco Total Return Fund	—
Core Laddered Municipal Fund[1]	—
Emerging Markets Corporate Bond Fund	40,324
Emerging Markets Local Debt Fund	49,703
Floating Rate Treasury Fund	7,352,367
High Income Laddered Municipal Fund[1]	—
Inflation Plus Fund (consolidated)[2]	—
Interest Rate Hedged High Yield Bond Fund	376,396
Interest Rate Hedged U.S. Aggregate Bond Fund	523,677
Mortgage Plus Bond Fund	—
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	219,064
Efficient Gold Plus Equity Strategy Fund (consolidated)	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—
Enhanced Commodity Strategy Fund (consolidated)	1
Equity Premium Income Fund	3,075,732
Managed Futures Strategy Fund (consolidated)	3,064,938
Private Credit and Alternative Income Fund	—
Target Range Fund	—
[1]For the period April 3, 2025 (commencement of operations) through August 31, 2025. [2]For the period June 18, 2025 (commencement of operations) through August 31, 2025

WisdomTree Trust    297

Notes to Financial Statements (continued)

At August 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The reclassifications are primarily due to differences in the book/tax treatment of income from each applicable foreign Subsidiary, redemptions in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. Dollar Bullish Fund	$—	$—
Emerging Currency Strategy Fund	—	—
1-3 Year Laddered Treasury Fund	(8,941)	8,941
7-10 Year Laddered Treasury Fund	32,906	(32,906)
Bianco Total Return Fund	(7,068)	7,068
Core Laddered Municipal Fund	—	—
Emerging Markets Corporate Bond Fund	—	—
Emerging Markets Local Debt Fund	728,386	(728,386)
Floating Rate Treasury Fund	(1,896,477)	1,896,477
High Income Laddered Municipal Fund	—	—
Inflation Plus Fund (consolidated)	28,843	(28,843)
Interest Rate Hedged High Yield Bond Fund	(62,916)	62,916
Interest Rate Hedged U.S. Aggregate Bond Fund	2,291,707	(2,291,707)
Mortgage Plus Bond Fund	—	—
Voya Yield Enhanced USD Universal Bond Fund	(1,381,261)	1,381,261
Yield Enhanced U.S. Aggregate Bond Fund	4,804,548	(4,804,548)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	(39,132)	39,132
Efficient Gold Plus Equity Strategy Fund (consolidated)	(22,189,015)	22,189,015
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	(4,787,846)	4,787,846
Enhanced Commodity Strategy Fund (consolidated)	2,605,832	(2,605,832)
Equity Premium Income Fund	—	—
Managed Futures Strategy Fund (consolidated)	694,918	(694,918)
Private Credit and Alternative Income Fund	84,267	(84,267)
Target Range Fund	—	—

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

As of and during the fiscal year or period ended August 31, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

298    WisdomTree Trust

Notes to Financial Statements (concluded)

7. OPERATING SEGMENTS

The Trust has adopted FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) which enhance income tax disclosures, including amendments that require greater disaggregation of disclosures related to income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU 2023-09 on the Trust’s financial statements.

9. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust    299

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree 1-3 Year Laddered Treasury Fund, WisdomTree 7-10 Year Laddered Treasury Fund, WisdomTree Bianco Total Return Fund, WisdomTree Core Laddered Municipal Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Floating Rate Treasury Fund, WisdomTree High Income Laddered Municipal Fund, WisdomTree Inflation Plus Fund, WisdomTree Interest Rate Hedged High Yield Bond Fund, WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Mortgage Plus Bond Fund, WisdomTree Voya Yield Enhanced USD Universal Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Equity Premium Income Fund (formerly, WisdomTree PutWrite Strategy Fund), WisdomTree Managed Futures Strategy Fund, WisdomTree Private Credit and Alternative Income Fund (formerly, WisdomTree Alternative Income Fund) and WisdomTree Target Range Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying (consolidated as it relates to WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) statements of assets and liabilities of WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree 1-3 Year Laddered Treasury Fund, WisdomTree 7-10 Year Laddered Treasury Fund, WisdomTree Bianco Total Return Fund, WisdomTree Core Laddered Municipal Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Floating Rate Treasury Fund, WisdomTree High Income Laddered Municipal Fund, WisdomTree Inflation Plus Fund, WisdomTree Interest Rate Hedged High Yield Bond Fund, WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Mortgage Plus Bond Fund, WisdomTree Voya Yield Enhanced USD Universal Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Equity Premium Income, WisdomTree Managed Futures Strategy Fund, WisdomTree Private Credit and Alternative Income Fund and WisdomTree Target Range Fund (collectively referred to as the “Funds”), (twenty four of the funds constituting WisdomTree Trust (the “Trust”)), including the (consolidated as it relates to WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) schedules of investments, as of August 31, 2025, and the related (consolidated as it relates to WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) statements of operations and changes in net assets, and the financial highlights (consolidated as it relates to WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated as it relates to WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) at August 31, 2025, and the results of their operations (consolidated as it relates to WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund), changes in net assets (consolidated as it relates to WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) and financial highlights (consolidated as it relates to WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

300    WisdomTree Trust

Report of Independent Registered Public Accounting Firm (continued)
Individual fund constituting the WisdomTree Trust	Statements of operations	Statements of changes in net assets	Financial highlights

WisdomTree Bloomberg U.S. Dollar

Bullish Fund

WisdomTree Emerging Currency Strategy Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Floating Rate Treasury Fund

WisdomTree Interest Rate Hedged High Yield Bond Fund

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

WisdomTree Mortgage Plus Bond Fund

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

WisdomTree Equity Premium Income Fund

WisdomTree Managed Futures Strategy Fund (consolidated)

	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
WisdomTree 1-3 Year Laddered Treasury Fund WisdomTree 7-10 Year Laddered Treasury Fund	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from March 14, 2024 (commencement of operations) through August 31, 2024	For the year ended August 31, 2025 and for the period from March 14, 2024 (commencement of operations) through August 31, 2024
WisdomTree Bianco Total Return Fund	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period from December 20, 2023 (commencement of operations) through August 31, 2024	For the year ended August 31, 2025 and the period from December 20, 2023 (commencement of operations) through August 31, 2024
WisdomTree Core Laddered Municipal Fund WisdomTree High Income Laddered Municipal Fund	For the period from April 3, 2025 (commencement of operations) through August 31, 2025
WisdomTree Inflation Plus Fund (consolidated)	For the period from June 18, 2025 (commencement of operations) through August 31, 2025
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the two years in the period ended August 31, 2025 and the period from February 7, 2023 (commencement of operations) through August 31, 2023
WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the three years in the period ended August 31, 2025 and the period from March 17, 2022 (commencement of operations) through August 31, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the three years in the period ended August 31, 2025 and the period from December 16, 2021 (commencement of operations) through August 31, 2022
WisdomTree Enhanced Commodity Strategy Fund (consolidated)	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2024

For each of the four years in the period ended August 31, 2025, the period from December 19, 2020 through August 31, 2021, the period January 1, 2020 through December 18, 2020 and the year ended December 31, 2019

WisdomTree Private Credit and Alternative Income Fund	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the four years in the period ended August 31, 2025 and the period from May 6, 2021 (commencement of operations) through August 31, 2021
WisdomTree Target Range Fund	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the three years in the period ended August 31, 2025 and the period from October 7, 2021 (commencement of operations) through August 31, 2022

WisdomTree Trust    301

Report of Independent Registered Public Accounting Firm (concluded)

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

October 30, 2025

302    WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year ended August 31, 2025, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2026.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended August 31, 2025, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
U.S. Dollar Bullish Fund	$—
Emerging Currency Strategy Fund	—
1-3 Year Laddered Treasury Fund	—
7-10 Year Laddered Treasury Fund	—
Bianco Total Return Fund	—
Core Laddered Municipal Fund[1]	—
Emerging Markets Corporate Bond Fund	—
Emerging Markets Local Debt Fund	—
Floating Rate Treasury Fund	—
High Income Laddered Municipal Fund[1]	—
Inflation Plus Fund (consolidated)[2]	—
Interest Rate Hedged High Yield Bond Fund	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—
Mortgage Plus Bond Fund	—
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	1,068,082
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	359,360
Enhanced Commodity Strategy Fund (consolidated)	—
Equity Premium Income Fund	—
Managed Futures Strategy Fund (consolidated)	—
Private Credit and Alternative Income Fund	186,052
Target Range Fund	—
[1]For the period April 3, 2025 (commencement of operations) through August 31, 2025. [2]For the period June 18, 2025 (commencement of operations) through August 31, 2025.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended August 31, 2025 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
U.S. Dollar Bullish Fund	—	95.85%
Emerging Currency Strategy Fund	—	95.39%
1-3 Year Laddered Treasury Fund	100.00%	100.00%
7-10 Year Laddered Treasury Fund	100.00%	100.00%
Bianco Total Return Fund	—	—
Core Laddered Municipal Fund[1]	—	—
Emerging Markets Corporate Bond Fund	—	3.26%
Emerging Markets Local Debt Fund	—	2.75%
Floating Rate Treasury Fund	—	99.23%
High Income Laddered Municipal Fund[1]	—	0.37%
Inflation Plus Fund (consolidated)[2]	—	97.21%

WisdomTree Trust    303

Supplemental Information (unaudited) (continued)
Fund	Qualified Short-Term Gains	Qualified Interest Income
Interest Rate Hedged High Yield Bond Fund	—	96.06%
Interest Rate Hedged U.S. Aggregate Bond Fund	—	90.55%
Mortgage Plus Bond Fund	—	84.71%
Voya Yield Enhanced USD Universal Bond Fund	—	81.18%
Yield Enhanced U.S. Aggregate Bond Fund	—	88.34%
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	86.79%
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—	—
Enhanced Commodity Strategy Fund (consolidated)	—	45.96%
Equity Premium Income Fund	75.91%	75.91%
Managed Futures Strategy Fund (consolidated)	—	82.98%
Private Credit and Alternative Income Fund	—	—
Target Range Fund	98.79%	98.79%
[1]For the period April 3, 2025 (commencement of operations) through August 31, 2025. [2]For the period June 18, 2025 (commencement of operations) through August 31, 2025.

The following represents the percentage of dividends paid during the fiscal year ended August 31, 2025, that qualify for the 70% dividends received deduction for corporate shareholders

Fund	Dividends-Received Deduction
U.S. Dollar Bullish Fund	—
Emerging Currency Strategy Fund	—
1-3 Year Laddered Treasury Fund	—
7-10 Year Laddered Treasury Fund	—
Bianco Total Return Fund	—
Core Laddered Municipal Fund[1]	—
Emerging Markets Corporate Bond Fund	—
Emerging Markets Local Debt Fund	—
Floating Rate Treasury Fund	—
High Income Laddered Municipal Fund[1]	—
Inflation Plus Fund (consolidated)[2]	—
Interest Rate Hedged High Yield Bond Fund	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—
Mortgage Plus Bond Fund	—
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	5.44%
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.88%
Enhanced Commodity Strategy Fund (consolidated)	—
Equity Premium Income Fund	—
Managed Futures Strategy Fund (consolidated)	—
Private Credit and Alternative Income Fund	0.84%
Target Range Fund	—
[1]For the period April 3, 2025 (commencement of operations) through August 31, 2025. [2]For the period June 18, 2025 (commencement of operations) through August 31, 2025.

304    WisdomTree Trust

Supplemental Information (unaudited) (concluded)

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended August 31, 2025. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
U.S. Dollar Bullish Fund	$—	$—
Emerging Currency Strategy Fund	—	—
1-3 Year Laddered Treasury Fund	—	—
7-10 Year Laddered Treasury Fund	—	—
Bianco Total Return Fund	—	—
Core Laddered Municipal Fund[1]	—	—
Emerging Markets Corporate Bond Fund	—	—
Emerging Markets Local Debt Fund	4,106,729	120,671
Floating Rate Treasury Fund	—	—
High Income Laddered Municipal Fund[1]	—	—
Inflation Plus Fund (consolidated)[2]	—	—
Interest Rate Hedged High Yield Bond Fund	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—	—
Mortgage Plus Bond Fund	—	—
Voya Yield Enhanced USD Universal Bond Fund	—	—
Yield Enhanced U.S. Aggregate Bond Fund	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—	—
Enhanced Commodity Strategy Fund (consolidated)	—	—
Equity Premium Income Fund	—	—
Managed Futures Strategy Fund (consolidated)	—	—
Private Credit and Alternative Income Fund	—	—
Target Range Fund	—	—
[1]For the period April 3, 2025 (commencement of operations) through August 31, 2025. [2]For the period June 18, 2025 (commencement of operations) through August 31, 2025.

WisdomTree Trust    305

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interest Trustee
Jonathan Steinberg	$ —
Independent Trustees
David G. Chrencik	$410,996
Joel Goldberg	$429,678
Melinda Raso Kirstein	$410,996
Phillip Goff	$373,633
Toni Massaro	$392,314
Victor Ugolyn	$560,449

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Core Laddered Municipal Fund (“Core Laddered Fund”); WisdomTree High Income Laddered Municipal Fund (“High Income Laddered Fund” and together with the Core Laddered Fund, the “Laddered Municipal Funds”); and WisdomTree Inflation Plus Fund (“Inflation Plus Fund” and together with the Laddered Municipal Funds, the “Funds” and each, a “Fund”):

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on March 10-11, 2025, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide each Fund with investment advisory services, and the sub-advisory agreements (the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “Agreements”), pursuant to which Insight North America LLC Investment (“Insight”) will coordinate the investment and reinvestment of the assets of the Laddered Municipal Funds and Newton Investment Management North America, LLC (“Newton” and together with Insight, the “Sub-Advisers”) will coordinate the investments and reinvestment of the assets of the Inflation Plus Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Laddered Municipal Funds’ proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees (the “Investment Committee”), on December 2, 2025, and regarding the Inflation Plus Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Investment Committee on January 23, 2025. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. It was noted that each Fund would be actively managed. The Board noted Insight’s extensive experience in the municipal bond space and their affiliation with both Mellon Investments Corporation (“Mellon”) and Newton. The Board also noted Newton’s high quality of service delivered to the existing WisdomTree exchange-traded funds they sub-advise. The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution

306    WisdomTree Trust

Additional Information (unaudited) (concluded)

related services necessary for the Funds to operate. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s and the Sub-Advisers’ industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Funds.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, each Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Advisers under each Advisory Agreement and Sub-Advisory Agreement are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of each Fund’s Performance, Advisory Fees and Fund Expenses. As the Funds have not yet commenced operations, the Board was not able to review any Fund’s performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Advisers.

The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers in relation to the fee to be paid to WTAM by the applicable Fund and the respective services to be provided by the Sub-Advisers and WTAM. The Board also noted the Sub-Advisers’ fees will be paid by WTAM (out of its fee paid by each Fund) and not by the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Advisers, including the role of the Sub-Advisers in making investment recommendations with respect to each respective Fund, with oversight by WTAM. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Funds’ unitary fee structure, which includes minimum fees (such as those to each Sub-Adviser), regardless of whether the asset size of the Funds grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and each Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Funds have not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with a Fund, the Board would seek to have those economies of scale shared with the applicable Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of other funds advised by WTAM and the Sub-Advisers. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust    307

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Efficient Gold Plus Equity Strategy Fund (GDE), the Efficient Gold Plus Gold Miners Strategy Fund (GDMN), the Enhanced Commodity Strategy Fund (GCC), the Inflation Plus Fund (WTIP) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, foreign currency contracts, swaps and other derivatives. An investment in GDE, GDMN, GCC, WTIP and WTMF is speculative and involves a substantial degree of risk. GDE, GDMN, GCC, WTIP and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GDE, GDMN, GCC, WTIP and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GDE, GDMN, GCC, WTIP and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: November 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: November 10, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: November 10, 2025